UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22649
Name of Fund:
iShares U.S. ETF Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Bloomberg Roll Select Commodity Strategy ETF
CMDY | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Bloomberg Roll Select Commodity Strategy ETF	$14	0.27%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	4.45%	4.14%	12.35%	4.44%
MSCI All Country World Index	0.88	11.84	13.07	9.31
Bloomberg Roll Select Commodity Total Return Index	4.69	4.61	13.20	5.03
Key Fund statistics
Net Assets	$280,574,642
Number of Portfolio Holdings	58
Portfolio Turnover Rate	0%
The inception date of the Fund was April 3, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	47.8%
U.S. Treasury Obligations	39.4%
Money Market Funds	7.9%
Certificates of Deposit	2.9%
Cash	3.4%
Futures	(3.8)%
Other assets, less liabilities	2.4%
Commodity exposure
Sector Exposure(a)	Percent of Exposure
Agriculture Futures	31.0%
Energy Futures	26.6%
Precious Metals Futures	21.9%
Industrial Metals Futures	14.7%
Livestock Futures	5.8%
(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Bloomberg Roll Select Commodity Strategy ETF
Semi-Annual Shareholder Report — April 30, 2025
CMDY-04/25-SAR

iShares Commodity Curve Carry Strategy ETF
CCRV | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Commodity Curve Carry Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Commodity Curve Carry Strategy ETF	$18	0.38%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(5.46)%	(9.73)%	13.03%
ICE BofA US Broad Market Index	2.52	7.99	(1.17)
ICE BofA Commodity Enhanced Carry Total Return Index	(5.26)	(9.37)	13.72
Key Fund statistics
Net Assets	$37,598,950
Number of Portfolio Holdings	88
Portfolio Turnover Rate	0%
The inception date of the Fund was September 1, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	51.3%
Money Market Funds	25.3%
Certificates of Deposit	18.0%
U.S. Treasury Obligations	8.6%
Cash	0.0%
Total Return Commodity Index Swaps	(5.1)%
Other assets, less liabilities	1.9%
Ten largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Bill, 4.14%, 10/02/25	3.9%
U.S. Treasury Bill, 4.31%, 06/10/25	2.0%
American Honda Finance Corp., 4.62%, 05/22/25	1.6%
National Bank of Canada, 4.39%, 06/12/25	1.5%
Philip Morris International Inc., 4.35%, 05/07/25	1.3%
Ionic Funding LLC, 4.41%, 05/09/25	1.3%
Hyundai Capital America, 4.65%, 05/14/25	1.3%
Mainbeach Funding LLC, 4.41%, 05/27/25	1.3%
Komatsu Finance America Inc., 4.35%, 06/02/25	1.3%
U.S. Treasury Bill, 5.08%, 06/12/25	1.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Commodity Curve Carry Strategy ETF
Semi-Annual Shareholder Report — April 30, 2025
CCRV-04/25-SAR

iShares GSCI Commodity Dynamic Roll Strategy ETF
COMT | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GSCI Commodity Dynamic Roll Strategy ETF	$23	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.12)%	(7.05)%	13.30%	2.05%
S&P Total Market Index	(2.27)	11.25	15.02	11.59
S&P GSCI Dynamic Roll (USD) Total Return Index	(1.96)	(6.76)	13.77	0.53
Key Fund statistics
Net Assets	$623,471,739
Number of Portfolio Holdings	117
Portfolio Turnover Rate	0%
The performance of the S&P GSCI Dynamic Roll (USD) Total Return Index in this report reflects the performance of the S&P GSCI™ Commodity Total Return Index through July 8, 2018, the performance of S&P GSCI Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend Total Return Index beginning on July 9, 2018 through January 31, 2020 and, beginning February 1, 2020, the performance of the S&P GSCI Dynamic Roll (USD) Total Return Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	47.6%
Certificates of Deposit	24.2%
U.S. Treasury Obligations	11.3%
Money Market Funds	11.2%
Futures	0.4%
Cash	8.2%
Other assets, less liabilities	(2.9)%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Energy Futures	32.8%
Industrial Metals Futures	28.5%
Agriculture Futures	17.8%
Livestock Futures	11.4%
Gold Futures	8.7%
Precious Metals Futures	0.7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares GSCI Commodity Dynamic Roll Strategy ETF
Semi-Annual Shareholder Report — April 30, 2025
COMT-04/25-SAR

iShares Inflation Hedged Corporate Bond ETF
LQDI | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Inflation Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged Corporate Bond ETF	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	1.24%	6.38%	4.01%	3.95%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	2.06
BlackRock Inflation Hedged Corporate Bond Index	1.01	5.86	4.83	4.81
Key Fund statistics
Net Assets	$90,471,895
Number of Portfolio Holdings	135
Portfolio Turnover Rate	3%
The inception date of the Fund was May 8, 2018.
The performance of the BlackRock Inflation Hedged Corporate Bond Index in this report reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index through November 30, 2021 and, beginning on December 1, 2021, the performance of the BlackRock Inflation Hedged Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.2%
Short-term Investments	47.3%
Swaps, net cumulative appreciation	2.5%
Other assets less liabilities	(44.0)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	7.3%
A	46.3%
Baa	41.3%
Ba	2.3%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Inflation Hedged Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
LQDI-04/25-SAR

iShares Inflation Hedged High Yield Bond ETF
HYGI | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Inflation Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged High Yield Bond ETF	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.25%	9.69%	8.67%
Bloomberg U.S. Universal Index	2.53	8.14	3.29
BlackRock Inflation Hedged High Yield Bond Index	2.86	9.01	8.13
Key Fund statistics
Net Assets	$5,341,279
Number of Portfolio Holdings	55
Portfolio Turnover Rate	0%
The inception date of the Fund was June 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.4%
Short-term Investments	49.3%
Swaps, net cumulative appreciation	0.7%
Other assets less liabilities	(44.4)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.0%
Ba	43.9%
B	39.9%
Caa	12.6%
Ca	0.8%
C	0.1%
Not Rated	1.7%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Inflation Hedged High Yield Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
HYGI-04/25-SAR

iShares Inflation Hedged U.S. Aggregate Bond ETF
AGIH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Inflation Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged U.S. Aggregate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.75%	7.17%	2.72%
Bloomberg U.S. Universal Index	2.53	8.14	3.29
BlackRock Inflation Hedged U.S. Aggregate Bond Index	2.73	7.06	2.71
Key Fund statistics
Net Assets	$2,483,647
Number of Portfolio Holdings	57
Portfolio Turnover Rate	0%
The inception date of the Fund was June 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.7%
Short-term Investments	48.2%
Swaps, net cumulative appreciation	0.9%
Other assets less liabilities	(43.8)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	73.4%
Aa	2.7%
A	11.3%
Baa	11.3%
Ba	0.5%
Not Rated	0.8%
(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Inflation Hedged U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
AGIH-04/25-SAR

iShares Interest Rate Hedged Corporate Bond ETF
LQDH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Corporate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.94%	3.60%	5.94%	3.47%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
BlackRock Interest Rate Hedged Corporate Bond Index	0.82	3.48	5.84	3.66
Key Fund statistics
Net Assets	$453,819,591
Number of Portfolio Holdings	196
Portfolio Turnover Rate	2%
The performance of the BlackRock Interest Rate Hedged Corporate Bond Index in this report reflects the performance of Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index through June 16, 2016, the performance of Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index beginning on June 17, 2016 through November 30, 2021 and, beginning on December 1, 2021, the performance of the BlackRock Interest Rate Hedged Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.5%
Short-term Investments	52.2%
Swaps, net cumulative appreciation	2.6%
Other assets less liabilities	(49.3)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	7.3%
A	46.3%
Baa	41.3%
Ba	2.3%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
LQDH-04/25-SAR

iShares Interest Rate Hedged High Yield Bond ETF
HYGH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged High Yield Bond ETF	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.37%	6.47%	7.80%	4.76%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
BlackRock Interest Rate Hedged High Yield Bond Index	1.06	5.90	7.83	4.77
Key Fund statistics
Net Assets	$395,638,576
Number of Portfolio Holdings	167
Portfolio Turnover Rate	1%
The performance of the BlackRock Interest Rate Hedged High Yield Bond Index in this report reflects the performance of Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index through June 16, 2016, the performance of Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index beginning on June 17, 2016 through November 30, 2021 and, beginning on December 1, 2021, the performance of the BlackRock Interest Rate Hedged High Yield Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.8%
Short-term Investments	48.4%
Swaps, net cumulative depreciation	(0.9)%
Other assets less liabilities	(43.3)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.0%
Ba	43.9%
B	39.9%
Caa	12.6%
Ca	0.8%
C	0.1%
Not Rated	1.7%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged High Yield Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
HYGH-04/25-SAR

iShares Interest Rate Hedged Long-Term Corporate Bond ETF
IGBH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(0.06)%	2.21%	6.76%	3.63%
ICE BofA US Broad Market Index	2.52	7.99	(0.68)	1.71
BlackRock Interest Rate Hedged Long-Term Corporate Bond Index	(0.09)	2.46	6.89	3.59
Key Fund statistics
Net Assets	$96,138,886
Number of Portfolio Holdings	143
Portfolio Turnover Rate	7%
The inception date of the Fund was July 22, 2015.
The performance of the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index in this report reflects the performance of the Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index through July 31, 2018, the performance of ICE Q70A Custom Index beginning on August 1, 2018 through November 30, 2021 and, beginning on December 1, 2021, the performance of the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	91.4%
Short-term Investments	50.9%
Swaps, net cumulative appreciation	4.6%
Other assets less liabilities	(46.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	3.0%
Aa	11.2%
A	41.7%
Baa	41.2%
Ba	1.4%
Not Rated	1.5%
(a)	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with ICE Data Indices, LLC but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
IGBH-04/25-SAR

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
AGRH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.85%	4.50%	5.19%
Bloomberg U.S. Universal Index	2.53	8.14	3.29
BlackRock Interest Rate Hedged U.S. Aggregate Bond Index	1.87	4.49	5.07
Key Fund statistics
Net Assets	$7,738,849
Number of Portfolio Holdings	99
Portfolio Turnover Rate	1%
The inception date of the Fund was June 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.7%
Short-term Investments	39.0%
Swaps, net cumulative appreciation	0.4%
Other assets less liabilities	(35.1)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	73.4%
Aa	2.7%
A	11.3%
Baa	11.3%
Ba	0.5%
Not Rated	0.8%
(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
AGRH-04/25-SAR

iShares Short Duration Bond Active ETF
NEAR | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Short Duration Bond Active ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration Bond Active ETF	$13	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.96%	7.04%	3.58%	2.50%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.96	6.76	1.59	1.80
Key Fund statistics
Net Assets	$3,228,301,254
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	121%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	34.4%
U.S. Government & Agency Obligations	32.8%
Asset-Backed Securities	16.3%
Collateralized Mortgage Obligations	16.2%
Foreign Government Obligations	0.2%
Municipal Debt Obligations	0.1%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	50.1%
Aa	1.2%
A	12.7%
Baa	15.3%
Ba	3.0%
B	2.6%
Caa	0.1%
Not Rated	15.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective June 12, 2025, BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, was added as a sub-adviser for the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser is primarily responsible for execution of securities transactions outside of the U.S. and Canada, and may from time to time participate in the management of specified assets in the Fund’s portfolio. BFA pays the Sub-Adviser for services it provides to the Fund.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short Duration Bond Active ETF
Semi-Annual Shareholder Report — April 30, 2025
NEAR-04/25-SAR

iShares Transition-Enabling Metals ETF
TMET | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Transition-Enabling Metals ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Transition-Enabling Metals ETF	$23	0.46%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(1.68)%	0.72%	10.30%
ICE BofA US Broad Market Index	2.52	7.99	7.01
ICE Clean Energy Transition Metals Index	(1.36)	1.26	11.01
Key Fund statistics
Net Assets	$8,976,782
Number of Portfolio Holdings	35
Portfolio Turnover Rate	0%
The inception date of the Fund was September 26, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	44.1%
Certificates of Deposit	25.0%
Money Market Funds	18.3%
U.S. Treasury Obligations	5.5%
Cash	12.3%
Futures	(1.5)%
Other assets, less liabilities	(3.7)%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Industrial Metals Futures	70.4%
Precious Metals Futures	29.9%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Transition-Enabling Metals ETF
Semi-Annual Shareholder Report — April 30, 2025
TMET-04/25-SAR

iShares Ultra Short Duration Bond Active ETF
ICSH | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Ultra Short Duration Bond Active ETF (the “Fund”) (formerly known as iShares Ultra Short-Term Bond Active ETF) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Ultra Short Duration Bond Active ETF	$4	0.08%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.40%	5.49%	2.96%	2.35%
ICE BofA US Broad Market Index	2.52	7.99	(0.68)	1.56
ICE® BofA® 6-Month US Treasury Bill Index	2.18	5.06	2.65	2.04
Key Fund statistics
Net Assets	$5,993,613,409
Number of Portfolio Holdings	380
Portfolio Turnover Rate	20%
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 6-Month US Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	36.0%
Commercial Paper	31.9%
Certificates of Deposit	16.2%
Repurchase Agreements	7.0%
Asset-Backed Securities	5.9%
U.S. Government & Agency Obligations	2.9%
Municipal Debt Obligations	0.1%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	8.4%
Aa	13.9%
A	19.2%
Baa	6.4%
Not Rated	52.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Ultra Short Duration Bond Active ETF
Semi-Annual Shareholder Report — April 30, 2025
ICSH-04/25-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares U.S. ETF Trust
• iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca
• iShares Commodity Curve Carry Strategy ETF | CCRV | NYSE Arca
• iShares GSCI Commodity Dynamic Roll Strategy ETF | COMT | NASDAQ
• iShares Transition-Enabling Metals ETF | TMET | NASDAQ

2

Consolidated Schedule of Investments (unaudited)
April 30, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Credit Industriel ET Commercial SA, 4.33%, 05/28/25	$4,020	$4,023,011
Sumitomo Mitsui Banking Corp/New York, 4.43%, 05/13/25(a)	4,000	4,000,170
Total Certificates of Deposit — 2.9% (Cost: $8,022,891)		8,023,181
Commercial Paper
AbbVie Inc., 4.65%, 05/20/25	3,630	3,620,652
Accenture Capital Inc., 4.35%, 05/05/25	2,470	2,468,509
Air Products and Chemicals Inc., 4.35%, 05/30/25	3,750	3,736,469
American Honda Finance Corp., 4.59%, 05/12/25	1,500	1,497,707
Amphenol Corp., 4.51%, 05/06/25	4,000	3,996,995
Britannia Funding Co. LLC, 4.40%, 06/03/25	4,000	3,983,443
Compass Group PLC, 4.36%, 05/16/25	4,000	3,992,259
CRH America Finance Inc., 4.69%, 06/09/25	3,100	3,083,914
DTE Electric Co., 4.47%, 05/16/25	2,750	2,744,551
E.ON SE, 4.68%, 05/27/25	950	946,680
Emerson Electric Co., 4.34%, 05/23/25	4,000	3,988,942
Hyundai Capital America, 4.65%, 05/14/25	3,250	3,244,135
Intrepid Funding Co. LLC, 4.40%, 06/05/25	3,510	3,494,612
Ionic Funding LLC
4.41%, 05/09/25	4,000	3,995,591
4.44%, 06/03/25	1,840	1,832,322
Koch Companies LLC, 4.34%, 06/03/25	1,000	995,918
Komatsu Finance America Inc., 4.35%, 06/02/25	4,000	3,984,116
Lime Funding LLC, 4.43%, 06/12/25	4,000	3,978,949
Linde Inc./CT, 4.32%, 05/15/25	3,300	3,294,069
LSEGA Financing PLC, 4.46%, 05/13/25	3,450	3,444,450
Mackinac Funding Co. LLC, 4.43%, 06/10/25	3,500	3,482,443
Mainbeach Funding LLC, 4.41%, 05/27/25	4,000	3,986,808
Mars Inc., 4.36%, 05/29/25	2,500	2,491,241
Mohawk Industries Inc., 4.67%, 05/15/25	1,200	1,197,671
National Grid North America Inc., 4.66%, 05/23/25	3,000	2,991,096
Northrop Grumman Corp.
4.59%, 05/08/25	3,000	2,996,945
4.63%, 05/20/25	1,750	1,745,509
4.68%, 06/12/25	1,120	1,113,779
NTT Finance Americas Inc., 4.59%, 07/24/25	3,000	2,967,830
Philip Morris International Inc., 4.35%, 05/07/25	4,000	3,996,617
Phillips 66, 4.61%, 05/02/25	4,000	3,998,976
Resolute Funding Co. LLC, 4.37%, 05/13/25	3,500	3,494,483
Rio Tinto Finance USA PLC, 4.48%, 06/03/25	2,090	2,081,199
RTX Corp., 4.67%, 05/19/25	4,000	3,990,170
Sherwin-Williams Co. (The)
4.43%, 05/05/25	2,000	1,998,770
4.44%, 05/12/25	3,580	3,574,708
Tyco Electronics Group SA
4.58%, 05/05/25	500	499,682
4.62%, 05/13/25	4,000	3,993,340
Security	Par (000)	Value
Unilever Finance Netherlands BV
4.34%, 05/22/25	$3,500	$3,490,746
4.36%, 06/09/25	1,790	1,781,375
UnitedHealth Group Inc., 4.40%, 05/09/25	3,600	3,596,045
Victory Receivables Corp., 4.36%, 05/07/25	4,500	4,496,185
Virginia Electric and Power Co., 4.46%, 05/12/25	3,180	3,175,278
Vulcan Materials Co., 4.65%, 05/20/25	750	748,068
VW Credit Inc., 4.65%, 05/05/25	4,000	3,997,416
Total Commercial Paper — 47.8% (Cost: $134,225,867)		134,210,663
U.S. Treasury Obligations(b)
U.S. Treasury Bill
4.25%, 06/03/25	10,000	9,961,330
4.29%, 05/01/25	15,000	15,000,000
4.29%, 06/05/25	10,000	9,958,875
4.30%, 05/06/25	15,000	14,991,242
4.30%, 05/29/25	10,000	9,967,179
4.31%, 05/15/25	12,750	12,729,100
4.31%, 05/27/25	13,000	12,960,315
4.31%, 06/10/25	15,000	14,929,685
4.33%, 05/08/25	10,000	9,991,824
Total U.S. Treasury Obligations — 39.4% (Cost: $110,490,220)		110,489,550
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	22,170,000	22,170,000
Total Money Market Funds — 7.9% (Cost: $22,170,000)		22,170,000
Total Investments — 98.0% (Cost: $274,908,978)		274,893,394
Other Assets Less Liabilities — 2.0%		5,681,248
Net Assets — 100.0%		$280,574,642

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,410,000	$12,760,000 (a)	$—	$—	$—	$22,170,000	22,170,000	$542,493	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	10,598	06/18/25	$279,936	$(10,769,386)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$10,769,386	$—	$—	$—	$—	$—	$10,769,386

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$26,597,902	$—	$—	$—	$—	$—	$26,597,902
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(21,683,084)	$—	$—	$—	$—	$—	$(21,683,084)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$281,646,645
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Consolidated Schedule of Investments
4

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$8,023,181	$—	$8,023,181
Commercial Paper	—	134,210,663	—	134,210,663
U.S. Treasury Obligations	—	110,489,550	—	110,489,550
Money Market Funds	22,170,000	—	—	22,170,000
	$22,170,000	$252,723,394	$—	$274,893,394
Derivative Financial Instruments(a)
Liabilities
Commodity Contracts	$(10,769,386)	$—	$—	$(10,769,386)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)
April 30, 2025
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of Montreal, 4.49%, 01/13/26	$250	$250,290
Bayerische Landesbank (New York Branch), 4.50%, 08/14/25	400	400,073
BNP Paribas SA/New York
4.20%, 10/02/25	260	259,677
4.61%, 11/20/25(a)	340	339,876
Canadian Imperial Bank of Commerce/New York
4.49%, 01/23/26	250	250,335
4.66%, 02/09/26, (1-day SOFR + 0.300%)(a)	250	249,912
Credit Agricole Corporate and Investment Bank/New York, 4.65%, 06/20/25, (1-day SOFR + 0.290%)(a)	350	350,099
Credit Industriel ET Commercial SA, 4.33%, 05/28/25	250	250,187
DZ Bank AG (New York Branch), 4.46%, 09/25/25	340	340,101
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 4.50%, 06/11/25	250	250,017
Landesbank Baden Wuerttemberg (New York Branch), 4.50%, 08/14/25	330	330,096
Lloyds Bank Corporate, 5.10%, 07/25/25	310	310,386
Mitsubishi UFJ Trust & Banking Corp./New York, 4.76%, 07/01/25, (1-day SOFR + 0.400%)(a)	290	290,138
Mizuho Bank Ltd./New York, 4.60%, 11/07/25	270	270,285
Mizuho Bank Ltd/New York, 4.60%, 02/12/26	250	250,604
MUFG Bank Ltd./New York, 4.61%, 11/26/25(a)	340	339,797
Nordea Bank Abp/New York, 4.57%, 12/17/25(a)	340	339,826
Royal Bank of Canada, 4.60%, 11/25/25	270	270,368
Royal Bank of Canada/New York, 4.64%, 04/07/26	250	249,762
Standard Chartered Bank (New York Branch), 4.60%, 02/11/26	250	250,567
Sumitomo Mitsui Banking Corp./New York, 4.59%, 05/12/25, (1-day SOFR + 0.230%)(a)	360	360,013
Svenska Handelsbanken AB/New York, 4.67%, 01/13/26, (1-day SOFR + 0.310%)(a)	260	259,941
Svenska Handelsbanken/New York, 4.62%, 02/20/26(a)	300	299,742
Total Certificates of Deposit — 18.0% (Cost: $6,760,173)		6,762,092
Commercial Paper
Accenture Capital Inc., 4.35%, 05/05/25	440	439,734
American Honda Finance Corp., 4.62%, 05/22/25	610	608,281
Amphenol Corp., 4.51%, 05/06/25	350	349,737
Atlantic Asset Securitization LLC, 4.42%, 10/30/25	270	264,071
Australia & New Zealand Banking Group Ltd.
4.35%, 06/26/25	250	248,290
4.63%, 11/17/25	300	299,983
Bank of New York Mellon (The), 4.76%, 03/26/26	250	249,814
BASF SE, 4.81%, 07/30/25	320	316,160
BofA Securities Inc.
4.40%, 11/18/25	280	273,250
4.48%, 07/25/25	320	316,612
CRH America Finance Inc., 4.69%, 06/09/25	350	348,184
DBS Bank Ltd., 4.37%, 06/10/25	350	348,269
DNB Bank ASA
4.31%, 05/19/25	370	369,160
4.36%, 10/08/25	290	284,456
DTE Electric Co., 4.47%, 05/16/25	250	249,505
E.ON SE, 4.68%, 05/27/25	410	408,567
eBay Inc., 4.71%, 07/22/25	250	247,315
Emerson Electric Co., 4.35%, 06/03/25	350	348,568
Equinor ASA, 4.42%, 07/02/25	440	436,620
Security	Par (000)	Value
Equitable Short Term Funding LLC, 4.31%, 12/15/25	$275	$267,665
EssilorLuxottica SA, 4.34%, 09/03/25	320	315,213
HSBC USA Inc.
4.35%, 05/01/25	250	249,970
4.55%, 07/25/25	250	247,312
Hyundai Capital America, 4.65%, 05/14/25	500	499,098
ING U.S. Funding LLC
4.42%, 06/20/25	350	347,823
4.64%, 10/03/25	340	339,970
Intrepid Funding Co. LLC
4.40%, 06/05/25	430	428,115
4.41%, 06/13/25	250	248,659
Ionic Funding LLC, 4.41%, 05/09/25	500	499,449
JP Morgan Securities LLC, 4.67%, 11/04/25, (1-day SOFR + 0.390%)(a)(b)	270	270,140
Komatsu Finance America Inc., 4.35%, 06/02/25	500	498,015
Lime Funding LLC, 4.43%, 06/12/25	450	447,632
Macquarie Bank Ltd.
4.24%, 03/19/26	250	240,842
4.37%, 11/19/25	260	253,752
Mainbeach Funding LLC, 4.41%, 05/27/25	500	498,351
National Bank of Canada, 4.39%, 06/12/25	570	567,030
NatWest Markets PLC, 4.41%, 06/24/25	250	248,325
Northrop Grumman Corp.
4.59%, 05/08/25	250	249,745
4.63%, 05/20/25	250	249,358
NTT Finance Americas Inc., 4.59%, 07/24/25	250	247,319
Oversea-Chinese Banking Corp. Ltd.
4.29%, 05/08/25	390	389,629
4.61%, 09/18/25	290	289,865
Paradelle Funding LLC
4.40%, 05/30/25	320	318,832
4.40%, 09/24/25	280	275,055
Philip Morris International Inc., 4.35%, 05/07/25	500	499,577
Podium Funding Trust, 4.42%, 06/16/25	360	357,933
Pure Grove Funding, 4.43%, 09/26/25	280	274,957
Rio Tinto Finance USA PLC, 4.48%, 06/03/25	250	248,947
Salisbury Receivables Co. LLC
4.41%, 07/09/25	350	347,021
4.42%, 08/01/25	270	266,954
Sherwin-Williams Co. (The), 4.44%, 05/12/25	430	429,364
Swedbank AB, 4.59%, 10/01/25(a)(b)	260	260,125
Tyco Electronics Group SA, 4.62%, 05/13/25	350	349,417
Unilever Finance Netherlands BV, 4.34%, 05/22/25	430	428,863
United Overseas Bank Ltd., 4.57%, 09/17/25	340	339,957
Virginia Electric and Power Co., 4.46%, 05/12/25	355	354,473
Vulcan Materials Co., 4.65%, 05/20/25	250	249,356
Total Commercial Paper — 51.3% (Cost: $19,301,410)		19,300,684
U.S. Treasury Obligations(c)
U.S. Treasury Bill
3.96%, 09/04/25	500	492,751
4.14%, 10/02/25	1,500	1,473,742
4.31%, 06/10/25	750	746,484
5.08%, 06/12/25	500	497,532
Total U.S. Treasury Obligations — 8.6% (Cost: $3,211,060)		3,210,509
Consolidated Schedule of Investments
6

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	9,520,000	$9,520,000
Total Money Market Funds — 25.3% (Cost: $9,520,000)		9,520,000
Total Investments — 103.2% (Cost: $38,792,643)		38,793,285
Liabilities in Excess of Other Assets — (3.2)%		(1,194,335)
Net Assets — 100.0%		$37,598,950

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$11,020,000	$—	$(1,500,000)(a)	$—	$—	$9,520,000	9,520,000	$206,690	$—

(a)	Represents net amount purchased (sold).
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.20%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	08/29/25	USD	12,928	$(1,011,716)	$(403,566)	$(608,150)
4.20%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/29/25	USD	24,612	(1,930,984)	(773,224)	(1,157,760)
4.20%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/29/25	USD	1,972	(181,966)	(20,868)	(161,098)
									$(3,124,666)	$(1,197,658)	$(1,927,008)

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the Reference Entity below for more details.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Commodity Curve Carry Strategy ETF

Reference Entity
The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of April 30, 2025.
Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/31/2025	26.0%
Corn	12/12/2025	14.1
Gas Oil	12/11/2025	12.9
LME Copper	12/16/2025	10.1
RBOB Gasoline	11/28/2025	9.6
WTI Crude Oil	11/20/2025	7.8
Live Cattle	10/31/2025	6.7
Soybean	11/14/2025	4.2
Coffee	12/18/2025	3.7
Lean Hogs	10/14/2025	2.3
Cocoa	7/16/2025	1.6
Cocoa	9/15/2025	0.9
Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$(1,197,658)	$—	$(1,927,008)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$3,124,666	$—	$—	$—	$—	$—	$3,124,666
For the period ended April 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$(971,306)	$—	$—	$—	$—	$—	$(971,306)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(2,139,370)	$—	$—	$—	$—	$—	$(2,139,370)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Total return swaps:
Average notional value	$38,526,360
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Consolidated Schedule of Investments
8

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Commodity Curve Carry Strategy ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC(a)	$—	$3,124,666
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	3,124,666
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$—	$3,124,666

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Citibank N.A.	$1,011,716	$—	$—	$(720,000)	$291,716
Merrill Lynch International	2,112,950	—	—	(1,210,000)	902,950
	$3,124,666	$—	$—	$(1,930,000)	$1,194,666

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$6,762,092	$—	$6,762,092
Commercial Paper	—	19,300,684	—	19,300,684
U.S. Treasury Obligations	—	3,210,509	—	3,210,509
Money Market Funds	9,520,000	—	—	9,520,000
	$9,520,000	$29,273,285	$—	$38,793,285
Derivative Financial Instruments(a)
Liabilities
Commodity Contracts	$—	$(1,927,008)	$—	$(1,927,008)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)
April 30, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of Montreal/Chicago, 4.65%, 02/20/26(a)	$4,720	$4,715,529
Bayerische Landesbank (New York Branch), 4.50%, 08/14/25	7,000	7,001,277
BNP Paribas SA/New York
4.20%, 10/02/25	5,810	5,802,791
4.61%, 11/20/25(a)	6,300	6,297,699
Canadian Imperial Bank of Commerce, 4.50%, 10/09/25	5,870	5,870,654
Canadian Imperial Bank of Commerce/New York
4.66%, 02/09/26, (1-day SOFR + 0.300%)(a)	4,450	4,448,432
4.67%, 02/06/26(a)	2,000	1,999,507
Citibank NA
4.65%, 01/22/26, (1-day SOFR + 0.290%)	4,600	4,597,687
4.70%, 09/19/25, (1-day SOFR + 0.340%)(a)	6,000	6,001,898
Credit Agricole Corporate & Investment Bank SA, 5.50%, 06/02/25	1,730	1,731,495
Credit Agricole Corporate and Investment Bank/New York, 4.65%, 06/20/25, (1-day SOFR + 0.290%)(a)	7,900	7,902,232
Deutsche Bank AG/New York, 4.76%, 05/22/25, (1-day SOFR + 0.400%)(a)	6,250	6,251,031
DNB Bank ASA (New York Branch), 4.39%, 07/28/25	5,210	5,209,905
DZ Bank AG (New York Branch)
4.39%, 06/30/25	7,000	6,999,677
4.46%, 09/25/25	3,920	3,921,166
Landesbank Baden Wuerttemberg (New York Branch), 4.50%, 08/14/25	6,350	6,351,842
Lloyds Bank Corporate, 5.10%, 07/25/25	6,000	6,007,478
Mizuho Bank Ltd./New York
4.60%, 11/07/25	5,470	5,475,773
4.66%, 10/10/25, (1-day SOFR + 0.300%)	3,160	3,160,247
MUFG Bank Ltd./New York
4.50%, 08/15/25	4,000	4,000,062
4.61%, 07/07/25, (1-day SOFR + 0.250%)(a)	5,920	5,921,313
4.61%, 12/03/25(a)	1,300	1,299,172
Royal Bank of Canada, 4.60%, 11/25/25	6,000	6,008,180
Standard Chartered Bank (New York Branch), 4.60%, 02/11/26	4,630	4,640,500
Sumitomo Mitsui Banking Corp./New York, 4.59%, 05/12/25, (1-day SOFR + 0.230%)(a)	7,000	7,000,261
Sumitomo Mitsui Banking Corp/New York, 4.43%, 05/13/25(a)	3,650	3,650,155
Sumitomo Mitsui Trust Bank Ltd./New York, 4.59%, 06/02/25, (1-day SOFR + 0.230%)(a)	7,000	7,000,874
Svenska Handelsbanken AB/New York, 4.67%, 01/13/26, (1-day SOFR + 0.310%)(a)	1,590	1,589,637
Svenska Handelsbanken/New York, 4.62%, 02/20/26(a)	5,000	4,995,693
Toronto-Dominion Bank, 4.54%, 03/04/26	4,720	4,730,253
Total Certificates of Deposit — 24.2% (Cost: $150,549,561)		150,582,420
Commercial Paper
AbbVie Inc., 4.65%, 05/20/25	5,510	5,495,811
ABN AMRO Funding USA LLC, 4.40%, 05/20/25	6,910	6,893,142
American Honda Finance Corp., 4.62%, 05/22/25	2,710	2,702,363
Australia & New Zealand Banking Group Ltd.
4.35%, 06/26/25	5,750	5,710,679
4.63%, 11/17/25	6,000	5,999,651
Bank of New York Mellon (The), 4.76%, 03/26/26	2,750	2,747,949
Security	Par (000)	Value
BASF SE, 4.81%, 07/30/25	$2,510	$2,479,878
Compass Group PLC, 4.36%, 05/16/25	6,700	6,687,034
Concord Minutemen Capital Co. LLC, 4.59%, 07/07/25, (1-day SOFR + 0.400%)(a)(b)	3,570	3,570,590
CRH America Finance Inc., 4.69%, 06/09/25	6,000	5,968,867
Danske Bank A/S
4.28%, 02/12/26	6,550	6,333,207
4.42%, 10/27/25	4,600	4,500,640
DNB Bank ASA, 4.36%, 10/08/25	6,300	6,179,564
DTE Electric Co., 4.47%, 05/16/25	6,000	5,988,112
eBay Inc., 4.71%, 07/22/25	1,500	1,483,892
Emerson Electric Co.
4.34%, 05/23/25	4,000	3,988,942
4.35%, 06/03/25	6,450	6,423,607
Equinor ASA, 4.42%, 07/02/25	7,200	7,144,698
EssilorLuxottica SA, 4.34%, 09/03/25	5,460	5,378,324
HSBC Bank PLC, 4.79%, 02/24/26	1,000	999,430
HSBC USA Inc.
4.35%, 05/01/25	3,000	2,999,637
4.55%, 07/25/25	4,300	4,253,761
Hyundai Capital America, 4.65%, 05/14/25	6,250	6,238,721
ING U.S. Funding LLC
4.64%, 10/03/25	5,810	5,809,492
4.67%, 10/17/25	6,250	6,248,716
Ionic Funding LLC, 4.41%, 05/09/25	11,810	11,796,982
JP Morgan Securities LLC, 4.67%, 11/04/25, (1-day SOFR + 0.390%)(a)(b)	5,420	5,422,803
Komatsu Finance America Inc., 4.35%, 06/02/25	3,360	3,346,657
LSEGA Financing PLC, 4.46%, 05/13/25	6,940	6,928,835
Mackinac Funding Co. LLC, 4.43%, 06/10/25	4,500	4,477,426
Macquarie Bank Ltd.
4.46%, 06/20/25	3,650	3,627,098
4.47%, 07/24/25	6,350	6,283,656
4.60%, 08/15/25(a)(b)	2,750	2,751,015
National Bank of Canada
4.37%, 11/04/25	1,860	1,818,468
4.38%, 06/05/25	6,360	6,332,296
4.39%, 06/12/25	6,560	6,525,813
NatWest Markets PLC, 4.41%, 06/24/25	8,600	8,542,386
Northrop Grumman Corp.
4.59%, 05/08/25	3,000	2,996,945
4.63%, 05/20/25	5,250	5,236,526
4.68%, 06/12/25	3,160	3,142,449
NTT Finance Americas Inc., 4.59%, 07/24/25	6,250	6,182,979
Old Line Funding LLC, 4.45%, 07/15/25	7,940	7,866,090
Phillips 66, 4.61%, 05/02/25	6,200	6,198,413
Podium Funding Trust, 4.42%, 06/16/25	6,640	6,601,883
Royal Bank of Canada, 4.34%, 10/03/25	8,450	8,294,013
RTX Corp., 4.67%, 05/19/25	6,000	5,985,254
Salisbury Receivables Co. LLC, 4.42%, 08/01/25	6,800	6,723,278
Sherwin-Williams Co. (The)
4.43%, 05/05/25	4,000	3,997,540
4.44%, 05/12/25	6,130	6,120,939
Swedbank AB, 4.59%, 10/01/25(a)(b)	5,890	5,892,833
Tyco Electronics Group SA, 4.62%, 05/13/25	2,150	2,146,420
Unilever Finance Netherlands BV
4.34%, 05/22/25	7,000	6,981,492
4.36%, 06/09/25	7,100	7,065,789
United Overseas Bank Ltd., 4.57%, 09/17/25	5,640	5,639,288
Virginia Electric and Power Co., 4.46%, 05/12/25	6,345	6,335,579
Consolidated Schedule of Investments
10

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Vulcan Materials Co., 4.65%, 05/20/25	$3,290	$3,281,525
Total Commercial Paper — 47.6% (Cost: $296,754,513)		296,769,377
U.S. Treasury Obligations(c)
U.S. Treasury Bill
4.14%, 10/02/25	30,000	29,474,847
4.31%, 06/10/25	10,000	9,953,124
4.33%, 10/30/25	10,000	9,796,008
4.39%, 11/28/25	5,000	4,885,562
4.41%, 08/07/25	6,500	6,426,006
5.08%, 06/12/25	10,000	9,950,628
Total U.S. Treasury Obligations — 11.3% (Cost: $70,485,032)		70,486,175
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	69,962,360	69,962,360
Total Money Market Funds — 11.2% (Cost: $69,962,359)		69,962,360
Total Investments — 94.3% (Cost: $587,751,465)		587,800,332
Other Assets Less Liabilities — 5.7%		35,671,407
Net Assets — 100.0%		$623,471,739

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$86,382,360	$—	$(16,420,000)(a)	$—	$—	$69,962,360	69,962,360	$1,749,544	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Brent Crude Oil	1,711	05/30/25	$104,474	$(4,412,090)
NY Harbor ULSD	260	05/30/25	21,860	(296,671)
Low Sulphur Gas	509	06/12/25	30,464	354,662
Lead	74	06/16/25	3,624	161,284
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
WTI Crude Oil	1,754	06/20/25	$101,065	$(4,166,906)
Live Cattle	444	06/30/25	37,012	5,305,851
Sugar	550	06/30/25	10,626	(473,035)
Wheat	588	07/14/25	15,604	(1,822,360)
Wheat KCBT	279	07/14/25	7,387	(1,191,610)
LME Zinc	84	07/15/25	5,432	(45,228)
Cattle Feeder	120	08/28/25	17,701	852,712
Corn	1,409	09/12/25	30,787	(437,451)
Soybean	404	09/12/25	20,503	483,600
RBOB Gasoline	267	09/30/25	19,863	(2,993,142)
Lean Hogs	506	10/14/25	16,617	(268,340)
Cotton	173	12/08/25	5,864	(139,911)
Cocoa	86	12/15/25	6,963	(702,319)
Gold 100 OZ	159	12/29/25	54,071	8,978,372
Silver	26	12/29/25	4,359	265,104
Natural Gas	681	02/25/26	27,975	737,913
LME Copper	152	03/16/26	34,519	748,146
Coffee	95	03/19/26	13,429	1,710,485
LME Nickel	59	12/14/26	5,819	(321,950)
LME PRI Aluminum	436	12/14/26	27,103	110,460
				$2,437,576
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$19,708,589	$—	$—	$—	$—	$—	$19,708,589
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$17,271,013	$—	$—	$—	$—	$—	$17,271,013

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$(61,259,457)	$—	$—	$—	$—	$—	$(61,259,457)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$32,517,995	$—	$—	$—	$—	$—	$32,517,995
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$660,599,707
Consolidated Schedule of Investments
12

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$150,582,420	$—	$150,582,420
Commercial Paper	—	296,769,377	—	296,769,377
U.S. Treasury Obligations	—	70,486,175	—	70,486,175
Money Market Funds	69,962,360	—	—	69,962,360
	$69,962,360	$517,837,972	$—	$587,800,332
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$19,708,589	$—	$—	$19,708,589
Liabilities
Commodity Contracts	(17,271,013)	—	—	(17,271,013)
	$2,437,576	$—	$—	2,437,576

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)
April 30, 2025
iShares® Transition-Enabling Metals ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank Of America NA, 4.78%, 05/06/26(a)	$250	$249,990
Barclays Bank PLC/New York, 4.80%, 04/21/26(a)	250	249,963
Credit Agricole Corporate and Investment Bank/New York, 4.64%, 06/13/25, (1-day SOFR + 0.280%)(a)	250	250,061
Credit Industriel ET Commercial SA, 5.50%, 05/23/25	250	250,150
Deutsche Bank AG/New York, 4.76%, 05/22/25, (1-day SOFR + 0.400%)(a)	250	250,041
HSBC Bank USA NA, 4.71%, 05/20/25, (1-day SOFR + 0.350%)(a)	250	250,023
Lloyds Bank Corporate, 5.10%, 07/25/25	250	250,312
Sumitomo Mitsui Trust Bank Ltd./New York, 4.59%, 06/02/25, (1-day SOFR + 0.230%)(a)	250	250,031
Toronto-Dominion Bank/New York, 4.71%, 09/22/25, (1-day SOFR + 0.350%)(a)	250	250,117
Total Certificates of Deposit — 25.0% (Cost: $2,250,000)		2,250,688
Commercial Paper
American Honda Finance Corp., 4.59%, 05/12/25	250	249,618
Aquitaine Funding Co. LLC, 4.38%, 05/02/25	250	249,939
Danske Bank A/S, 4.28%, 02/05/26	250	241,909
E.ON SE, 4.68%, 05/27/25	250	249,127
Equinor ASA, 4.42%, 07/02/25	250	248,080
EssilorLuxottica SA, 4.34%, 09/03/25	250	246,260
Intrepid Funding Co. LLC, 4.40%, 06/05/25	250	248,904
Macquarie Bank Ltd., 4.47%, 07/24/25	250	247,388
National Bank of Canada, 4.37%, 11/04/25	250	244,418
Norfina Ltd., 4.40%, 09/08/25	250	246,062
Northrop Grumman Corp., 4.66%, 05/28/25	250	249,097
NTT Finance Americas Inc., 4.59%, 07/24/25	250	247,319
Pure Grove Funding, 4.43%, 09/26/25	250	245,497
Royal Bank of Canada, 4.34%, 10/03/25	250	245,385
Security	Par (000)	Value
Spire Inc., 4.62%, 05/13/25	$250	$249,584
Westpac Banking Corp., 4.69%, 12/18/25	250	249,874
Total Commercial Paper — 44.1% (Cost: $3,958,744)		3,958,461
U.S. Treasury Obligations(b)
U.S. Treasury Bill
3.96%, 09/04/25	250	246,375
4.33%, 10/30/25	250	244,900
Total U.S. Treasury Obligations — 5.5% (Cost: $491,440)		491,275
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,640,000	1,640,000
Total Money Market Funds — 18.3% (Cost: $1,640,000)		1,640,000
Total Investments — 92.9% (Cost: $8,340,184)		8,340,424
Other Assets Less Liabilities — 7.1%		636,358
Net Assets — 100.0%		$8,976,782

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,280,000	$360,000 (a)	$—	$—	$—	$1,640,000	1,640,000	$30,149	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Nickel	8	07/15/25	$739	$42,376
Consolidated Schedule of Investments
14

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Transition-Enabling Metals ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
LME PRI Aluminum	38	07/15/25	$2,279	$34,198
LME Zinc	9	07/15/25	582	(4,020)
Copper	23	07/29/25	2,650	(130,115)
Platinum	8	07/29/25	388	(29,911)
Silver	14	07/29/25	2,298	(38,727)
Cobalt Fastmarket	2	07/31/25	71	(8,822)
				$(135,021)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$76,574	$—	$—	$—	$—	$—	$76,574
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$211,595	$—	$—	$—	$—	$—	$211,595

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$(401,931)	$—	$—	$—	$—	$—	$(401,931)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(59,528)	$—	$—	$—	$—	$—	$(59,528)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,017,504
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Transition-Enabling Metals ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$2,250,688	$—	$2,250,688
Commercial Paper	—	3,958,461	—	3,958,461
U.S. Treasury Obligations	—	491,275	—	491,275
Money Market Funds	1,640,000	—	—	1,640,000
	$1,640,000	$6,700,424	$—	$8,340,424
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$76,574	$—	$—	$76,574
Liabilities
Commodity Contracts	(211,595)	—	—	(211,595)
	$(135,021)	$—	$—	(135,021)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
Consolidated Schedule of Investments
16

Consolidated Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF	iShares Transition-Enabling Metals ETF
ASSETS
Investments, at value—unaffiliated(a)	$252,723,394	$29,273,285	$517,837,972	$6,700,424
Investments, at value—affiliated(b)	22,170,000	9,520,000	69,962,360	1,640,000
Cash	10,833	—	109,324	81,475
Cash pledged:
Collateral — OTC derivatives	—	1,930,000	—	—
Futures contracts	9,406,000	—	50,975,000	1,024,000
Receivables:
Dividends—affiliated	313,993	123,306	2,016,178	37,328
Total assets	284,624,220	40,846,591	640,900,834	9,483,227
LIABILITIES
Bank overdraft	—	110,623	—	—
Payables:
Investment advisory fees	64,852	12,352	244,856	3,375
Variation margin on futures contracts	3,984,726	—	17,184,239	503,070
Swap premiums received	—	1,197,658	—	—
Unrealized depreciation on OTC swaps	—	1,927,008	—	—
Total liabilities	4,049,578	3,247,641	17,429,095	506,445
Commitments and contingent liabilities
NET ASSETS	$280,574,642	$37,598,950	$623,471,739	$8,976,782
NET ASSETS CONSIST OF
Paid-in capital	$260,732,391	$39,898,882	$719,807,952	$9,380,759
Accumulated earnings (loss)	19,842,251	(2,299,932)	(96,336,213)	(403,977)
NET ASSETS	$280,574,642	$37,598,950	$623,471,739	$8,976,782
NET ASSET VALUE
Shares outstanding	5,700,000	2,000,000	25,700,000	400,000
Net asset value	$49.22	$18.80	$24.26	$22.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$252,738,978	$29,272,643	$517,789,105	$6,700,184
(b) Investments, at cost—affiliated	$22,170,000	$9,520,000	$69,962,360	$1,640,000
See notes to Consolidated Financial Statements
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF	iShares Transition-Enabling Metals ETF
INVESTMENT INCOME
Dividends—affiliated	$542,493	$206,690	$1,749,544	$30,149
Interest—unaffiliated	5,874,549	736,490	14,812,134	191,565
Total investment income	6,417,042	943,180	16,561,678	221,714
EXPENSES
Investment advisory	402,035	82,550	1,714,876	22,721
Interest expense	—	—	2,563	79
Total expenses	402,035	82,550	1,717,439	22,800
Less:
Investment advisory fees waived	(11,086)	(4,232)	(35,748)	(616)
Total expenses after fees waived	390,949	78,318	1,681,691	22,184
Net investment income	6,026,093	864,862	14,879,987	199,530
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	7	(112)	7,748	348
Futures contracts	26,597,902	—	(61,259,457)	(401,931)
Swaps	—	(971,306)	—	—
	26,597,909	(971,418)	(61,251,709)	(401,583)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(10,360)	(11,905)	(214,321)	(1,262)
Futures contracts	(21,683,084)	—	32,517,995	(59,528)
Swaps	—	(2,139,370)	—	—
	(21,693,444)	(2,151,275)	32,303,674	(60,790)
Net realized and unrealized gain (loss)	4,904,465	(3,122,693)	(28,948,035)	(462,373)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,930,558	$(2,257,831)	$(14,068,048)	$(262,843)
See notes to Consolidated Financial Statements
Consolidated Statements of Operations
18

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares Commodity Curve Carry Strategy ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,026,093	$12,991,372	$864,862	$1,995,295
Net realized gain (loss)	26,597,909	(31,044,078)	(971,418)	(1,094,148)
Net change in unrealized appreciation (depreciation)	(21,693,444)	16,966,733	(2,151,275)	(194,943)
Net increase (decrease) in net assets resulting from operations	10,930,558	(1,085,973)	(2,257,831)	706,204
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,766,959)(b)	(13,545,496)	(1,861,060)(b)	(2,294,169)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,209,954)	5,940,490	(1,904,429)	17,920,360
NET ASSETS
Total increase (decrease) in net assets	(2,046,355)	(8,690,979)	(6,023,320)	16,332,395
Beginning of period	282,620,997	291,311,976	43,622,270	27,289,875
End of period	$280,574,642	$282,620,997	$37,598,950	$43,622,270

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to Consolidated Financial Statements
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Changes in Net Assets(continued)

	iShares GSCI Commodity Dynamic Roll Strategy ETF		iShares Transition-Enabling Metals ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,879,987	$40,851,189	$199,530	$619,418
Net realized gain (loss)	(61,251,709)	(76,225,293)	(401,583)	2,032,021
Net change in unrealized appreciation (depreciation)	32,303,674	(1,477,858)	(60,790)	(193,504)
Net increase (decrease) in net assets resulting from operations	(14,068,048)	(36,851,962)	(262,843)	2,457,935
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(32,987,086)(b)	(33,582,260)	(2,534,276)(b)	(131,516)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(188,122,571)	127,758,603	—	(3,010,111)
NET ASSETS
Total increase (decrease) in net assets	(235,177,705)	57,324,381	(2,797,119)	(683,692)
Beginning of period	858,649,444	801,325,063	11,773,901	12,457,593
End of period	$623,471,739	$858,649,444	$8,976,782	$11,773,901

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
20

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$49.15	$51.56	$56.23	$59.67	$41.91	$45.01
Net investment income (loss)(a)	1.03	2.47	2.39	0.53	(0.09)	0.23
Net realized and unrealized gain (loss)(b)	1.05	(2.48)	(4.89)	3.99	17.92	(2.33)
Net increase (decrease) from investment operations	2.08	(0.01)	(2.50)	4.52	17.83	(2.10)
Distributions from net investment income(c)	(2.01)(d)	(2.40)	(2.17)	(7.96)	(0.07)	(1.00)
Net asset value, end of period	$49.22	$49.15	$51.56	$56.23	$59.67	$41.91
Total Return(e)
Based on net asset value	4.45%(f)	0.17%	(4.72)%	9.78%	42.59%	(4.81)%
Ratios to Average Net Assets(g)
Total expenses	0.28%(h)	0.28%	0.28%	0.28%	0.28%	0.28%
Total expenses after fees waived	0.27%(h)	0.28%	0.27%	0.27%	0.27%	0.27%
Net investment income (loss)	4.20%(h)	5.07%	4.57%	0.91%	(0.16)%	0.55%
Supplemental Data
Net assets, end of period (000)	$280,575	$282,621	$291,312	$314,890	$208,844	$41,912
Portfolio turnover rate(i)	0%	0%	0%	0%	0%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Commodity Curve Carry Strategy ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 09/01/20(a) to 10/31/20
Net asset value, beginning of period	$20.77	$21.83	$25.90	$28.36	$19.45	$20.16
Net investment income (loss)(b)	0.42	1.03	0.92	0.15	(0.07)	(0.01)
Net realized and unrealized gain (loss)(c)	(1.50)	(0.66)	1.68	3.29	8.98	(0.70)
Net increase (decrease) from investment operations	(1.08)	0.37	2.60	3.44	8.91	(0.71)
Distributions from net investment income(d)	(0.89)(e)	(1.43)	(6.67)	(5.90)	—	—
Net asset value, end of period	$18.80	$20.77	$21.83	$25.90	$28.36	$19.45
Total Return(f)
Based on net asset value	(5.46)%(g)	1.92%	12.80%	15.79%	45.81%	(3.52)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.40%	0.40%	0.40%	0.40%	0.40%(i)
Total expenses after fees waived	0.38%(i)	0.38%	0.37%	0.38%	0.39%	0.00%(i)
Net investment income (loss)	4.19%(i)	4.90%	4.38%	0.57%	(0.28)%	(0.28)%(i)
Supplemental Data
Net assets, end of period (000)	$37,599	$43,622	$27,290	$36,264	$39,710	$29,178
Portfolio turnover rate(j)	0%	0%	0%	0%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
Consolidated Financial Highlights
22

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GSCI Commodity Dynamic Roll Strategy ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$26.02	$28.12	$37.93	$37.41	$24.27	$31.80
Net investment income (loss)(a)	0.53	1.33	1.33	0.21	(0.13)	0.26
Net realized and unrealized gain (loss)(b)	(1.05)	(2.13)	(2.74)	5.80	13.37	(6.93)
Net increase (decrease) from investment operations	(0.52)	(0.80)	(1.41)	6.01	13.24	(6.67)
Distributions from net investment income(c)	(1.24)(d)	(1.30)	(8.40)	(5.49)	(0.10)	(0.86)
Net asset value, end of period	$24.26	$26.02	$28.12	$37.93	$37.41	$24.27
Total Return(e)
Based on net asset value	(2.12)%(f)	(2.74)%	(3.47)%	19.92%	54.75%	(21.66)%
Ratios to Average Net Assets(g)
Total expenses	0.48%(h)	0.48%	0.48%	0.48%	0.48%	0.48%
Total expenses after fees waived	0.47%(h)	0.47%	0.44%	0.48%	0.48%	0.48%
Net investment income (loss)	4.17%(h)	5.02%	4.51%	0.54%	(0.38)%	0.95%
Supplemental Data
Net assets, end of period (000)	$623,472	$858,649	$801,325	$2,359,148	$2,824,785	$196,558
Portfolio turnover rate(i)	0%	0%	0%	0%	0%	5%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Transition-Enabling Metals ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Period From 09/26/23(a) to 10/31/23
Net asset value, beginning of period	$29.43	$24.92	$25.00
Net investment income(b)	0.50	1.35	0.11
Net realized and unrealized gain (loss)(c)	(1.15)	3.42	(0.19)
Net increase (decrease) from investment operations	(0.65)	4.77	(0.08)
Distributions from net investment income(d)	(6.34)(e)	(0.26)	—
Net asset value, end of period	$22.44	$29.43	$24.92
Total Return(f)
Based on net asset value	(1.68)%(g)	19.36%	(0.34)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.48%	0.47%(i)
Total expenses after fees waived	0.46%(i)	0.46%	0.44%(i)
Net investment income	4.13%(i)	4.98%	4.38%(i)
Supplemental Data
Net assets, end of period (000)	$8,977	$11,774	$12,458
Portfolio turnover rate(j)	0%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
Consolidated Financial Highlights
24

Notes to Consolidated Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy	Diversified
Commodity Curve Carry Strategy	Non-diversified
GSCI Commodity Dynamic Roll Strategy	Diversified
Transition-Enabling Metals	Non-diversified
Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Consolidated Financial Statements
26

Notes to Consolidated Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the statement of assets and liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the statement of assets and liabilities. Payments received or paid are recorded in the statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares Commodity Curve Carry Strategy ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Bloomberg Roll Select Commodity Strategy	0.28%
Commodity Curve Carry Strategy	0.40
GSCI Commodity Dynamic Roll Strategy	0.48
Transition-Enabling Metals	0.47
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF through February 28, 2026, March 1, 2026 and February 28, 2029, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Transition-Enabling Metals ETF through February 29, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Bloomberg Roll Select Commodity Strategy	$11,086
Commodity Curve Carry Strategy	4,232
GSCI Commodity Dynamic Roll Strategy	35,748
Transition-Enabling Metals	616
Notes to Consolidated Financial Statements
28

Notes to Consolidated Financial Statements (unaudited) (continued)
Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares GSCI Commodity Dynamic Roll Strategy ETF and iShares Transition-Enableing ETF and its Subsidiary.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Sales
Commodity Curve Carry Strategy	$250,000
There were no in-kind transactions for the six months ended April 30, 2025.
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Bloomberg Roll Select Commodity Strategy	$(8,542)
Commodity Curve Carry Strategy	(1,832)
GSCI Commodity Dynamic Roll Strategy	(47,295,111)
Transition-Enabling Metals	(118)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bloomberg Roll Select Commodity Strategy	$274,908,978	$—	$(10,784,970)	$(10,784,970)
Commodity Curve Carry Strategy	38,792,643	2,848	(1,929,214)	(1,926,366)
GSCI Commodity Dynamic Roll Strategy	587,751,465	19,787,101	(17,300,658)	2,486,443
Transition-Enabling Metals	8,340,184	76,992	(211,773)	(134,781)
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities.  Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Consolidated Financial Statements
30

Notes to Consolidated Financial Statements (unaudited) (continued)
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Bloomberg Roll Select Commodity Strategy
Shares sold	1,100,000	$54,406,538	1,850,000	$89,426,954
Shares redeemed	(1,150,000)	(55,616,492)	(1,750,000)	(83,486,464)
	(50,000)	$(1,209,954)	100,000	$5,940,490
Commodity Curve Carry Strategy
Shares sold	200,000	$4,084,620	1,150,000	$23,971,737
Shares redeemed	(300,000)	(5,989,049)	(300,000)	(6,051,377)
	(100,000)	$(1,904,429)	850,000	$17,920,360
GSCI Commodity Dynamic Roll Strategy
Shares sold	2,800,000	$72,014,249	15,800,000	$425,121,911
Shares redeemed	(10,100,000)	(260,136,820)	(11,300,000)	(297,363,308)
	(7,300,000)	$(188,122,571)	4,500,000	$127,758,603
Transition-Enabling Metals
Shares sold	—	$—	—	$(116)
Shares redeemed	—	—	(100,000)	(3,009,995)
	—	$—	(100,000)	$(3,010,111)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Consolidated Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ Consolidated financial statements was completed through the date the Consolidated financial statements were available to be issued and the following item was noted:
On June 10, 2025, the Board approved a proposal to close and liquidate iShares Commodity Curve Carry Strategy ETF. After market close on August 18, 2025, the Fund will cease the creation and redemption of Creation Units. Trading in the Fund will be halted prior to market open on August 19, 2025. Proceeds of the liquidation are scheduled to be sent to Fund shareholders on or around August 21, 2025.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
32

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
33
2025 iShares Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices LLC, or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares U.S. ETF Trust
• iShares Short Duration Bond Active ETF | NEAR | Cboe BZX Exchange
• iShares Ultra Short Duration Bond Active ETF | ICSH | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
AIMCO CLO 23 Ltd., 5.39%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD1,020	$1,005,238
American Express Credit Account Master Trust, 5.15%, 09/15/30	USD5,770	5,952,324
AMMC CLO 21 Ltd., 6.21%, 11/02/30, (3-mo. CME Term SOFR + 1.942%)(a)(b)	USD705	705,565
Anchorage Capital CLO 7 Ltd., 5.84%, 04/28/37, (3-mo. CME Term SOFR + 1.560%)(a)(b)	USD8,625	8,625,000
Ares LVI CLO Ltd., 5.53%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD400	397,646
ARI Fleet Lease Trust, 5.54%, 04/15/33(a)	USD788	792,502
Asimi Funding PLC
5.46%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP286	380,367
5.81%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP100	133,140
6.41%, 09/16/31, (1-day SONIA + 1.950%)(b)(c)	GBP100	133,256
Asset-Backed European Securitisation Transaction Twenty-Five SRL, 3.46%, 11/15/39, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR100	113,808
Asset-Backed European Securitisation Transaction Twenty-Three SARL
3.80%, 03/21/34, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR100	114,004
4.10%, 03/21/34, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR100	113,853
4.60%, 03/21/34, (1-mo. EURIBOR + 2.400%)(b)(c)	EUR100	114,237
Auto ABS Italian Stella Loans SRL
3.85%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR89	101,832
4.45%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR89	101,474
Auto ABS Spanish Loans FT, 3.00%, 09/28/38, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR2,057	2,332,769
AutoFlorence 2 SRL
2.80%, 12/24/44, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR2,695	3,051,919
2.85%, 12/24/44, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR234	264,108
AutoFlorence 3 SRL, 4.48%, 12/25/46, (1-mo. EURIBOR + 2.350%)(b)(c)	EUR244	280,692
Autonoria Spain FT, 4.13%, 01/26/40, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR247	283,611
Azure Finance No. 3 PLC, 5.26%, 06/20/34, (1-day SONIA + 0.800%)(b)(c)	GBP120	159,935
BA Credit Card Trust, 4.98%, 11/15/28	USD4,705	4,762,057
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 5.81%, 04/16/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD2,235	2,237,368
Bain Capital Credit CLO Ltd., 5.47%, 10/20/34, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD1,510	1,503,470
Benefit Street Partners CLO VIII Ltd. Series 2015-8A, Class A1AR, 5.63%, 01/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD169	169,368
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.69%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD1,750	1,750,000
Security	Par (000)	Value
Birch Grove CLO 3 Ltd., 5.53%, 01/19/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD4,615	$4,594,028
Blueberry Park CLO Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD2,000	1,999,157
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD277	279,608
Brignole Co., 4.37%, 02/24/42, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR71	80,485
Bryant Park Funding Ltd., 5.88%, 04/15/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD1,440	1,442,038
Cardiff Auto Receivables Securitisation PLC
6.36%, 08/20/31(c)	GBP266	354,529
7.06%, 08/20/31, (1-day SONIA + 2.600%)(b)(c)	GBP202	269,613
5.86%, 08/20/31, (1-day SONIA + 1.400%)(b)(c)	GBP611	814,847
Carlyle C17 CLO Ltd. Series C17A, Class A1AR, 5.57%, 04/30/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD231	231,071
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class A1R2, 5.51%, 04/17/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD1,210	1,209,959
CarMax Auto Owner Trust, 4.92%, 10/16/28	USD693	697,438
CarVal CLO IX-C Ltd., 5.95%, 04/20/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	USD1,000	1,001,738
Carval CLO X-C Ltd., 5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD2,000	2,001,659
Cbam Ltd. Series 2018-7A, Class A, 5.63%, 07/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD371	370,825
Chesapeake Funding II LLC, 5.52%, 05/15/36(a)	USD3,311	3,342,211
CIFC Funding Ltd.
5.82%, 04/21/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD2,500	2,502,764
5.69%, 07/17/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD3,500	3,500,000
5.93%, 07/23/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD500	495,900
5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD1,250	1,250,000
5.03%, 04/27/31, (3-mo. CME Term SOFR + 0.750%)(a)(b)	USD2,659	2,650,976
Citibank Credit Card Issuance Trust, 5.21%, 05/14/29, (1-mo. CME Term SOFR + 0.884%)(b)	USD20,123	20,231,664
CNH Equipment Trust, 4.77%, 06/15/29	USD3,034	3,051,084
College Ave Student Loans LLC Series 2021-A, Class A1, 5.54%, 07/25/51, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD137	136,152
Compartment BL Consumer Credit
3.03%, 09/25/41, (1-mo. EURIBOR + 0.900%)(b)	EUR817	926,858
2.76%, 09/25/41, (1-mo. EURIBOR + 0.630%)(b)	EUR899	1,015,319
Delamare Cards MTN Issuer PLC, 5.26%, 04/19/31, (1-day SONIA + 0.800%)(b)(c)	GBP3,610	4,814,220
Dell Equipment Finance Trust
4.68%, 07/22/27(a)	USD2,618	2,617,882
4.61%, 02/24/31(a)	USD2,997	2,996,667
Dilosk Rmbs No. 9 Dac, 2.84%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR725	819,858
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Dowson PLC
6.06%, 08/20/31, (1-day SONIA + 1.600%)(b)(c)	GBP117	$154,745
6.81%, 08/20/31, (1-day SONIA + 2.350%)(b)(c)	GBP100	132,253
Dryden 43 Senior Loan Fund, 5.34%, 04/20/34, (3-mo. CME Term SOFR + 1.070%)(a)(b)	USD2,225	2,210,691
Dryden 77 CLO Ltd. Series 2020-77A, Class XR, 5.58%, 05/20/34, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD78	78,115
Dryden XXVI Senior Loan Fund, 5.97%, 04/15/29, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD600	600,240
Dutch Property Finance BV
3.39%, 10/28/59, (3-mo. EURIBOR + 0.750%)(b)(c)	EUR5,889	6,669,642
Series 2021-2, Class A, 2.86%, 04/28/59, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR3,510	3,976,706
Edenbrook Mortgage Funding PLC
6.42%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP253	334,890
7.02%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP146	193,813
Elmwood CLO 26 Ltd., 5.77%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD3,740	3,740,000
Elmwood CLO II Ltd., 5.97%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD4,200	4,159,261
Elmwood CLO III Ltd., 5.87%, 07/18/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD500	498,743
Enterprise Fleet Financing LLC
5.42%, 10/22/29(a)	USD7,150	7,237,761
5.23%, 03/20/30(a)	USD2,623	2,643,612
5.16%, 09/20/30(a)	USD223	227,151
4.98%, 08/21/28(a)	USD1,518	1,538,895
5.06%, 03/20/31(a)	USD492	502,772
4.56%, 11/20/28(a)	USD1,370	1,379,386
4.70%, 06/20/31(a)	USD177	178,614
4.82%, 02/20/29(a)	USD1,424	1,440,431
5.08%, 06/20/29(a)	USD2,981	2,980,822
Finance Ireland Auto Receivables No. 2 DAC
3.20%, 11/14/34, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR210	238,102
2.98%, 11/14/34, (1-mo. EURIBOR + 0.680%)(b)(c)	EUR2,771	3,140,510
Ford Credit Auto Owner Trust
4.83%, 06/15/26, (30-day Avg SOFR + 0.490%)(b)	USD150	150,138
5.53%, 09/15/28	USD9,198	9,322,494
5.28%, 02/15/36(a)	USD7,052	7,255,813
4.87%, 08/15/36(a)(d)	USD2,368	2,409,428
Ford Credit Auto Owner Trust/Ford Credit, 4.86%, 08/15/37(a)(d)	USD5,736	5,834,214
Ford Credit Floorplan Master Owner Trust A
5.59%, 05/15/28, (30-day Avg SOFR + 1.250%)(a)(b)	USD11,535	11,583,154
5.24%, 04/15/31(a)	USD3,850	3,968,840
Fortuna Consumer Loan ABS DAC
3.55%, 02/18/34, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR176	200,536
4.50%, 02/18/34, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR88	100,855
Security	Par (000)	Value
3.50%, 10/18/34, (1-mo. EURIBOR + 1.300%)(b)	EUR400	$454,657
3.85%, 10/18/34, (1-mo. EURIBOR + 1.650%)(b)	EUR100	113,674
3.35%, 04/18/35, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR500	563,871
3.70%, 04/18/35, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR100	112,828
3.05%, 04/18/35, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR2,500	2,827,595
Foundation Finance Trust
5.50%, 12/15/49(a)	USD2,171	2,210,236
4.95%, 04/15/50(a)	USD3,208	3,216,756
FTA Consumo Santander
3.91%, 07/20/38, (3-mo. EURIBOR + 1.650%)(b)(c)	EUR173	195,140
3.56%, 07/20/38, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR173	195,597
Galaxy XV CLO Ltd. Series 2013-15A, Class ARR, 5.49%, 10/15/30, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD12	11,962
GAMMA Sociedade de Titularizacao de Creditos, 3.42%, 02/25/34, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR1,100	1,247,504
GM Financial Revolving Receivables Trust
5.77%, 08/11/36(a)	USD5,289	5,534,096
4.98%, 12/11/36(a)	USD2,233	2,283,218
4.52%, 03/11/37(a)	USD2,443	2,456,241
GMF Floorplan Owner Revolving Trust, 4.73%, 11/15/29(a)	USD2,831	2,861,553
Golden Bar Securitisation SRL, 3.89%, 09/22/43, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR259	294,817
Golden Ray SA - Compartment 1
4.15%, 12/27/57, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR100	111,552
2.95%, 12/27/57, (1-mo. EURIBOR + 0.800%)(b)(c)	EUR641	726,147
3.65%, 12/27/57, (1-mo. EURIBOR + 1.500%)(b)(c)	EUR100	112,654
GoldenTree Loan Management U.S. CLO 8 Ltd., 5.42%, 10/20/34, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,430	1,423,069
Golub Capital Partners CLO 77 B Ltd., 5.55%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD1,165	1,152,989
GreatAmerica Leasing Receivables Funding LLC Series, 5.28%, 03/15/27(a)	USD1,762	1,769,428
Halseypoint CLO 6 Ltd., 5.62%, 01/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,500	1,493,526
Hermitage PLC
6.81%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP71	95,397
6.06%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP81	107,983
Hill FL BV
4.25%, 02/18/32, (1-mo. EURIBOR + 2.050%)(b)(c)	EUR93	105,999
5.40%, 02/18/32, (1-mo. EURIBOR + 3.200%)(b)(c)	EUR93	107,065
2.92%, 10/18/32, (1-mo. EURIBOR + 0.720%)(c)	EUR1,500	1,697,746
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.15%, 10/18/32, (1-mo. EURIBOR + 1.950%)(b)(c)	EUR100	$113,260
Hops Hill No. 4 PLC
6.16%, 04/21/56, (1-day SONIA + 1.700%)(b)(c)	GBP161	213,409
6.76%, 04/21/56, (1-day SONIA + 2.300%)(b)(c)	GBP165	218,682
5.34%, 04/21/56, (1-day SONIA + 0.880%)(b)(c)	GBP1,550	2,065,200
5.76%, 04/21/56, (1-day SONIA + 1.300%)(b)(c)	GBP628	832,092
Hyundai Auto Receivables Trust
5.48%, 04/17/28	USD255	256,746
4.99%, 02/15/29	USD7,120	7,193,593
Incref LLC, 6.06%, 10/19/42(a)	USD4,040	4,029,900
Italian Stella Loans SRL, 3.53%, 05/27/39, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	113,403
John Deere Owner Trust, 4.96%, 11/15/28	USD9,312	9,413,816
KKR CLO 21 Ltd., 5.52%, 04/15/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD1,909	1,906,357
KKR CLO 35 Ltd., 5.47%, 01/20/38(a)	USD1,500	1,487,871
LCM 29 Ltd. Series 29A, Class AR, 5.59%, 04/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD1,436	1,435,723
London Cards No. 2 PLC
6.96%, 03/28/34(c)	GBP100	134,349
5.86%, 03/28/34, (1-day SONIA + 1.400%)(b)(c)	GBP904	1,215,938
7.91%, 03/28/34, (1-day SONIA + 3.450%)(b)(c)	GBP100	134,697
Madison Park Funding L Ltd., 5.67%, 04/19/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD500	498,915
Madison Park Funding LVII Ltd., 5.56%, 07/27/34, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD1,635	1,635,000
Madison Park Funding XXI Ltd., 5.60%, 10/15/32, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD5,091	5,090,621
Mariner CLO LLC, 5.87%, 01/23/37, (3-mo. CME Term SOFR + 1.590%)(a)(b)	USD680	680,791
Marzio Finance SRL, 3.01%, 05/28/49, (1-mo. EURIBOR + 0.880%)(b)(c)	EUR906	1,027,616
Metro Finance Trust, 5.32%, 09/17/30	AUD426	273,385
MMAF Equipment Finance LLC, 4.95%, 07/14/31(a)	USD1,197	1,214,084
Molossus BTL PLC, 5.41%, 04/18/61, (1-day SONIA + 0.950%)(b)(c)	GBP1,407	1,873,919
Navient Private Education Loan Trust, 5.16%, 12/15/59, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD907	907,399
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 5.44%, 04/15/69, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD3,594	3,574,319
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD3,571	3,261,436
Series 2021-DA, Class A, 5.51%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD4,047	4,002,606
Navient Student Loan Trust, 6.04%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD1,683	1,692,400
Navistar Financial Dealer Note Master Owner Trust, 5.59%, 04/25/29(a)	USD2,921	2,945,224
Security	Par (000)	Value
Nelnet Student Loan Trust
5.17%, 04/20/62, (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD2,964	$2,947,502
5.12%, 04/20/62, (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD1,556	1,525,499
7.15%, 11/25/53(a)	USD1,041	1,074,876
5.43%, 03/15/57, (30-day Avg SOFR + 1.100%)(a)(b)	USD3,583	3,548,644
Series 2021-A, Class A1, 5.23%, 04/20/62, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD3,534	3,528,873
Series 2021-BA, Class AFL, 5.21%, 04/20/62, (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD6,476	6,440,748
NewDay Funding
6.11%, 03/15/32, (1-day SONIA + 1.650%)(b)(c)	GBP155	208,028
6.86%, 03/15/32, (1-day SONIA + 2.400%)(b)(c)	GBP110	148,558
Newday Funding Master Issuer PLC
5.96%, 11/15/31, (1-day SONIA + 1.500%)(b)(c)	GBP1,306	1,760,795
7.11%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP256	344,011
6.36%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP116	155,409
5.86%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP102	135,996
6.06%, 11/15/32, (1-day SONIA + 1.600%)(c)	GBP146	193,798
5.61%, 04/15/33, (1-day SONIA + 1.150%)(b)(c)	GBP113	150,767
5.31%, 04/15/33, (1-day SONIA + 0.850%)(b)(c)	GBP1,492	1,990,034
Noria DE, 3.78%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)(c)	EUR100	112,602
Oaktree CLO Ltd.
5.82%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD2,000	2,001,000
5.45%, 01/15/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD4,110	4,073,311
Octagon 55 Ltd., 5.67%, 07/20/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD2,700	2,694,573
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 5.54%, 01/25/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD302	302,143
OHA Credit Funding 3 Ltd., 5.59%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD750	750,000
OHA Loan Funding Ltd., 5.97%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD250	247,775
OneMain Direct Auto Receivables Trust, 5.94%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD3,739	3,750,652
OneMain Financial Issuance Trust, 5.84%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD2,201	2,211,031
Palmer Square CLO Ltd.
5.97%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD4,000	3,965,200
5.42%, 04/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD2,195	2,174,154
Series 2021-3A, Class A1, 5.67%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD500	500,138
Panorama Auto Trust
5.08%, 03/15/33(c)	AUD2,495	1,588,184
5.46%, 03/15/33, (1-month BB Swap + 1.350%)(b)(c)	AUD500	317,303
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Park Blue CLO Ltd., 5.47%, 04/25/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD2,000	$1,972,033
PCL Funding IX PLC
5.36%, 07/16/29, (1-day SONIA + 0.900%)(c)	GBP1,504	2,002,243
5.76%, 07/16/29, (1-day SONIA + 1.300%)(c)	GBP106	141,092
PCL Funding VIII PLC
5.64%, 05/15/28, (1-day SONIA + 1.180%)(b)(c)	GBP3,193	4,265,028
6.96%, 05/15/28, (1-day SONIA + 2.500%)(c)	GBP592	794,951
PFS Financing Corp.
5.49%, 08/15/27, (30-day Avg SOFR + 1.150%)(a)(b)	USD11,549	11,569,310
4.85%, 02/15/30(a)	USD7,281	7,365,493
4.95%, 02/15/29(a)	USD625	630,964
Pikes Peak CLO 16 Ltd., 5.74%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD1,500	1,500,000
Pony SA Compartment German Auto Loans, 3.55%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	113,477
Porsche Financial Auto Securitization Trust
5.79%, 01/22/29(a)	USD4,325	4,349,413
4.44%, 01/22/30(a)	USD10,716	10,761,960
Post CLO Ltd., 5.87%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,000	1,001,314
Prodigy Finance DAC Series 2021-1A, Class A, 5.69%, 07/25/51, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD420	420,072
Provident Funding Mortgage Trust, 2.50%, 11/25/51(a)(b)	USD1,581	1,395,291
Quarzo Srl, 1.00%, 03/15/42(c)	EUR1,572	1,780,841
Quarzo SRL, 4.80%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR91	104,193
Rad CLO 7 Ltd., 5.63%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,570	1,570,000
Red & Black Auto Germany 8 UG, Class B, 3.05%, 09/15/30, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR113	128,337
Red & Black Auto Italy SRL, 3.25%, 07/28/36, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR100	113,523
Regatta 30 Funding Ltd., 5.63%, 01/25/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD1,820	1,814,007
Regatta VIII Funding Ltd., 5.83%, 04/17/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD4,350	4,354,495
Regatta XX Funding Ltd., 5.44%, 01/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD1,140	1,130,492
Regatta XXVII Funding Ltd., 5.81%, 04/26/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD1,500	1,501,488
Regional Management Issuance Trust
5.83%, 07/15/36(a)	USD593	607,578
5.11%, 12/15/33(a)	USD685	689,866
Romark WM-R Ltd. Series 2018-1A, Class A1, 5.56%, 04/20/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD1,773	1,773,465
RR 20 Ltd., 5.25%, 07/15/37(a)	USD2,285	2,260,016
RR 21 Ltd., 5.66%, 07/15/39, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,000	1,000,100
RR 36 Ltd., 5.55%, 01/15/40, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD1,485	1,483,209
Satus PLC
5.36%, 01/17/31, (1-day SONIA + 0.900%)(b)(c)	GBP637	849,197
Security	Par (000)	Value
6.51%, 01/17/31, (1-day SONIA + 2.050%)(b)(c)	GBP102	$136,049
5.71%, 01/17/31, (1-day SONIA + 1.250%)(c)	GBP337	448,446
SC Germany SA Compartment Consumer
3.35%, 01/14/38, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR1,200	1,355,908
3.65%, 01/14/38, (1-mo. EURIBOR + 1.300%)(b)(c)	EUR300	339,007
4.05%, 05/14/38, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR100	113,177
3.75%, 05/14/38, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	113,285
1.00%, 12/14/38, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	113,398
1.00%, 12/14/38, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR600	679,710
SCF Rahoituspalvelut XIII DAC, 3.53%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	112,952
SFS Auto Receivables Securitization Trust
5.89%, 03/22/27(a)	USD214	214,063
4.75%, 07/22/30(a)	USD3,839	3,871,655
Sixth Street CLO XX Ltd., 6.18%, 10/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD1,000	998,800
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 4.96%, 06/15/33, (3-mo. CME Term SOFR + 0.662%)(b)	USD1,008	1,003,663
Series 2005-A, Class A4, 4.87%, 12/15/38, (3-mo. CME Term SOFR + 0.572%)(b)	USD4,324	4,241,730
Series 2005-B, Class A4, 4.89%, 06/15/39, (3-mo. CME Term SOFR + 0.592%)(b)	USD2,714	2,645,227
Series 2006-A, Class A5, 4.85%, 06/15/39, (3-mo. CME Term SOFR + 0.552%)(b)	USD6,757	6,553,226
Series 2006-B, Class A5, 4.83%, 12/15/39, (3-mo. CME Term SOFR + 0.532%)(b)	USD4,758	4,638,528
SMB Private Education Loan Trust
5.79%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD9,955	10,021,612
6.19%, 05/16/50, (30-day Avg SOFR + 1.850%)(a)(b)	USD3,236	3,265,999
6.14%, 10/15/58, (30-day Avg SOFR + 1.800%)(a)(b)	USD13,337	13,512,868
5.44%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD1,090	1,090,053
6.14%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD5,531	5,625,409
5.90%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD4,751	4,797,924
Series 2017-A, Class A2B, 5.34%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD759	758,950
SoFi Consumer Loan Program Trust, 4.80%, 02/27/34(a)	USD2,767	2,769,924
SoFi Personal Loan Trust, 6.06%, 02/12/31(a)	USD1,597	1,606,694
SoFi Professional Loan Program LLC
3.34%, 08/25/47(a)	USD241	239,773
3.59%, 01/25/48(a)	USD568	561,802
2.65%, 09/25/40(a)	USD366	360,538
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 2.83%, 09/23/38, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR5,205	5,884,708
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 3.08%, 10/28/40, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR724	815,053
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.95%, 10/27/42, (1-mo. EURIBOR + 2.600%)(b)(c)	EUR100	$113,366
4.15%, 10/27/42, (1-mo. EURIBOR + 1.800%)(b)(c)	EUR100	113,367
TCI-Symphony CLO Ltd.
5.52%, 10/13/32, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD3,098	3,091,419
5.45%, 07/15/30, (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD1,747	1,744,365
TICP CLO VII Ltd., 6.16%, 04/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD885	882,522
TICP CLO XI Ltd., 5.81%, 04/25/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD1,130	1,131,086
Together Asset-Backed Securitisation PLC, 5.16%, 07/12/63, (1-day SONIA + 0.700%)(c)	GBP883	1,175,691
Tower Bridge Funding PLC
7.46%, 01/20/66(c)	GBP113	152,110
8.46%, 01/20/66(c)	GBP113	152,317
5.68%, 05/20/66, (1-day SONIA + 1.200%)(b)(c)	GBP168	223,044
6.08%, 05/20/66, (1-day SONIA + 1.600%)(b)(c)	GBP100	133,064
5.36%, 05/20/66(b)(c)	GBP639	850,541
Toyota Auto Receivables Owner Trust, 5.54%, 08/15/28	USD7,030	7,128,470
Trinitas CLO XXIII Ltd., 6.07%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD970	971,945
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP480	653,097
Verizon Master Trust
4.83%, 12/22/31(a)	USD2,048	2,085,611
5.00%, 12/20/28	USD11,907	11,940,491
4.62%, 11/20/30	USD4,693	4,730,338
Volkswagen Auto Loan Enhanced Trust, 5.48%, 12/20/28	USD11,746	11,942,307
Voya CLO Series 2017-2A, Class A1R, 5.50%, 06/07/30, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD675	675,250
Voya Ltd. Series 2012-4, 5.52%, 10/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD3,013	3,007,046
Westlake Automobile Receivables Trust, 6.24%, 07/15/27(a)	USD10,297	10,390,199
Youni Italy SRL
3.01%, 04/25/34, (1-mo. EURIBOR + 0.880%)(b)(c)	EUR1,127	1,277,563
3.83%, 04/25/34, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR85	97,294
Total Asset-Backed Securities — 16.8% (Cost: $536,142,530)		541,124,457
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.1%
Domi BV, 3.01%, 04/16/57, (3-mo. EURIBOR + 0.710%)(b)(c)	EUR1,229	1,393,573
Lanebrook Mortgage Transaction PLC, 5.27%, 03/15/61, (1-day SONIA + 0.800%)(b)(c)	GBP701	933,634
Security	Par (000)	Value
Asset-Backed Securities (continued)
Tower Bridge Funding PLC
5.87%, 12/20/66, (1-day SONIA + 1.400%)(c)	GBP100	$132,737
6.37%, 12/20/66, (1-day SONIA + 1.900%)(c)	GBP100	133,030
		2,592,974
Financial — 0.0%
Liberty Funding Pty. Ltd., 5.09%, 09/25/56(c)	AUD500	318,498
Mortgage-Backed Securities — 16.5%
2023-MIC Trust (The), 8.73%, 12/05/38(a)(b)	USD2,102	2,285,272
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.48%, 09/15/34, (1-mo. CME Term SOFR + 1.180%)(a)(b)	USD7,100	6,975,750
A&D Mortgage Trust, 6.20%, 02/25/69(a)(d)	USD2,437	2,453,979
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD3,022	3,025,926
Angel Oak Mortgage Trust
5.21%, 08/25/68(a)(d)	USD5,916	5,898,196
5.64%, 02/25/70(a)(d)	USD1,851	1,856,520
5.99%, 01/25/69(a)(d)	USD4,527	4,552,500
ARES Trust, 5.80%, 04/15/42, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD2,674	2,652,157
Atlas Funding PLC
5.31%, 09/20/61(c)	GBP1,171	1,559,945
5.76%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP198	262,100
6.01%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP100	131,718
6.66%, 09/20/61, (1-day SONIA + 2.200%)(b)(c)	GBP100	132,204
Auburn 15 PLC, 5.56%, 07/20/45, (1-day SONIA + 1.100%)(b)(c)	GBP1,765	2,353,379
Bank5
5.30%, 10/15/57	USD7,730	7,913,523
5.88%, 08/15/57	USD1,680	1,754,759
5.89%, 11/15/57	USD1,535	1,607,589
6.72%, 09/15/56(b)	USD5,000	5,312,610
BAY Mortgage Trust, 6.00%, 05/15/35, (1-mo. CME Term SOFR + 1.800%)(a)(b)	USD3,350	3,350,000
BBCMS Mortgage Trust
5.21%, 09/15/57	USD9,960	10,177,988
5.61%, 12/15/57	USD3,120	3,232,962
5.75%, 04/15/56	USD2,860	2,910,720
5.84%, 03/15/58	USD2,130	2,228,037
Series 2018-TALL, Class A, 5.24%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD8,630	8,123,015
Benchmark Mortgage Trust
5.74%, 12/15/57	USD5,700	5,933,500
5.81%, 01/10/57	USD2,155	2,237,935
BFLD Commercial Mortgage Trust
5.81%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD770	769,759
6.16%, 11/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD570	567,150
BFLD Mortgage Trust, 5.81%, 08/15/26, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD2,132	2,130,094
BMO Mortgage Trust
5.32%, 09/15/57	USD2,500	2,557,216
5.63%, 12/15/57(b)	USD3,070	3,178,402
5.68%, 02/15/58	USD1,571	1,648,239
5.69%, 02/15/58	USD1,836	1,913,026
5.74%, 02/15/57	USD4,160	4,305,055
6.16%, 04/15/58(b)	USD1,379	1,437,954
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.05%, 11/15/56(b)	USD1,000	$1,075,533
BRAVO Residential Funding Trust
5.57%, 03/25/65(a)(d)	USD1,127	1,130,144
5.61%, 05/25/65(a)(d)	USD3,797	3,796,907
5.68%, 11/25/64(a)(d)	USD2,707	2,718,724
6.29%, 02/25/64(a)(d)	USD6,728	6,780,502
6.39%, 10/25/63(a)(d)	USD1,112	1,121,019
BX Commercial Mortgage Trust
5.61%, 12/15/39, (1-mo. CME Term SOFR + 1.293%)(a)(b)	USD1,894	1,887,079
5.76%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD1,123	1,121,268
6.01%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD3,184	3,183,960
6.46%, 08/15/39, (1-mo. CME Term SOFR + 2.141%)(a)(b)	USD2,456	2,455,152
7.20%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD1,538	1,530,783
BX Trust
5.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD7,351	7,286,513
5.47%, 03/15/30, (1-mo. CME Term SOFR + 1.144%)(a)(b)	USD6,929	6,793,772
5.81%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD2,635	2,615,231
6.41%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD1,970	1,975,225
7.36%, 03/15/41, (1-mo. CME Term SOFR + 3.039%)(a)(b)	USD800	797,749
CEDR Commercial Mortgage Trust, 5.31%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD5,410	5,193,661
CENT Trust, 6.94%, 09/15/38, (1-mo. CME Term SOFR + 2.620%)(a)(b)	USD3,012	3,010,388
CFCRE Commercial Mortgage Trust
3.84%, 12/10/54	USD2,500	2,461,092
Series 2016-C3, Class A3, 3.87%, 01/10/48	USD4,555	4,514,608
Chase Home Lending Mortgage Trust
5.65%, 02/25/56, (30-day Avg SOFR + 1.300%)(a)(b)	USD4,998	4,957,431
Series 2019-ATR2, Class A11, 5.34%, 07/25/49, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD858	815,538
Citadel PLC
5.48%, 04/28/60, (1-day SONIA + 1.020%)(b)(c)	GBP1,823	2,432,702
5.91%, 04/28/60, (1-day SONIA + 1.450%)(b)(c)	GBP100	132,668
6.21%, 04/28/60, (1-day SONIA + 1.750%)(b)(c)	GBP100	132,670
6.91%, 04/28/60, (1-day SONIA + 2.450%)(b)(c)	GBP100	132,213
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 09/15/48	USD1,145	1,139,258
COAST Commercial Mortgage Trust, 6.91%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD4,000	3,988,543
COLT Mortgage Loan Trust
5.60%, 02/25/70(a)(d)	USD1,604	1,612,007
5.79%, 04/25/70(a)(d)	USD4,559	4,600,460
5.84%, 02/25/69(a)(d)	USD4,977	4,987,957
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.60%, 07/25/68(a)(d)	USD3,663	$3,689,005
CONE Trust, 5.96%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD1,440	1,432,794
Cross Mortgage Trust
5.36%, 03/25/70(a)(b)	USD3,072	3,074,166
5.88%, 05/25/70(a)(b)	USD6,375	6,418,527
6.09%, 12/25/68(a)(d)	USD3,295	3,310,327
Domi BV, 3.68%, 02/15/55, (3-mo. EURIBOR + 1.120%)(b)(c)	EUR2,385	2,721,151
Dutch Property Finance BV, 3.06%, 04/28/64, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR290	328,797
East One PLC
5.87%, 12/27/55, (1-day SONIA + 1.400%)(b)(c)	GBP930	1,244,486
6.17%, 12/27/55, (1-day SONIA + 1.700%)(b)(c)	GBP172	229,415
6.47%, 12/27/55, (1-day SONIA + 2.000%)(b)(c)	GBP280	373,759
EFMT, 1.00%, 05/26/70(a)(d)	USD3,627	3,626,531
ELM Trust
5.99%, 06/10/39(a)(b)	USD250	251,437
5.99%, 06/10/39(a)(b)	USD5,440	5,515,737
Elstree Funding No. 4 PLC, 5.58%, 10/21/55, (1-day SONIA + 1.120%)(b)(c)	GBP936	1,250,208
EQT Trust, 5.33%, 07/05/41(a)(b)	USD4,341	4,433,706
Exmoor Funding PLC
5.35%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP1,047	1,396,668
6.37%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP100	134,269
7.26%, 03/25/94, (1-day SONIA + 2.800%)(b)(c)	GBP100	132,739
Federal Home Loan Mortgage Corp., 3.50%, 02/01/35	USD7,312	7,147,002
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD239	232,324
2.00%, 12/25/33	USD14,194	13,398,229
5.80%, 03/25/54, (30-day Avg SOFR + 1.450%)(b)	USD7,329	7,347,522
5.80%, 04/25/54, (30-day Avg SOFR + 1.450%)(b)	USD7,630	7,630,922
Federal National Mortgage Association REMICS
2.50%, 04/25/34	USD6,443	6,121,666
4.77%, 12/25/48, (30-day Avg SOFR + 0.414%)(b)	USD6,404	6,300,848
5.55%, 12/25/54, (30-day Avg SOFR + 1.200%)(b)	USD9,571	9,590,815
5.77%, 12/25/54, (30-day Avg SOFR + 1.420%)(b)	USD2,188	2,185,930
FirstMac Mortgage Funding Trust No. 4, 5.13%, 02/18/56, (Update Replacements.xls: BBSW1M + 1.080%)(b)	AUD416	265,403
GCAT Trust, 3.35%, 02/25/67(a)(b)	USD8,552	8,140,195
GS Mortgage Securities Corp. Trust
5.37%, 08/10/41(a)(b)	USD930	935,953
5.39%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD4,385	4,344,016
6.97%, 11/25/41, (1-mo. CME Term SOFR + 2.650%)(a)(b)	USD2,074	2,066,078
7.11%, 03/15/28, (1-mo. CME Term SOFR + 2.790%)(a)(b)	USD2,580	2,584,031
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, 3.76%, 07/10/48	USD1,943	$1,937,563
Homes Trust, 5.72%, 10/25/69(a)(d)	USD3,867	3,878,064
HOMES Trust, 6.18%, 01/25/68(a)(d)	USD3,483	3,480,968
Homeward Opportunities Fund I Trust, 3.20%, 05/25/65(a)(b)	USD1,561	1,540,781
HONO Mortgage Trust, 5.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD2,716	2,682,050
Houston Galleria Mall Trust, 5.64%, 02/05/45(a)(b)	USD1,580	1,607,460
Hudson Yards Mortgage Trust, 5.47%, 01/13/40(a)(b)	USD2,400	2,466,336
INTOWN Mortgage Trust, 5.67%, 03/15/42, (1-mo. CME Term SOFR + 1.350%)(a)(b)	USD4,059	4,003,189
INV Mortgage Trust, 6.06%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD1,180	1,177,050
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	USD2,113	2,053,976
5.35%, 11/09/39(a)(b)	USD2,030	2,048,867
5.74%, 03/15/39, (30-day Avg SOFR + 1.400%)(a)(b)	USD3,540	3,537,788
Series 2019-BKWD, Class A, 5.94%, 09/15/29, (1-mo. CME Term SOFR + 1.614%)(a)(b)	USD738	694,821
JP Morgan Mortgage Trust
2.50%, 05/25/52(a)(b)	USD3,424	3,050,308
2.50%, 06/25/52(a)(b)	USD1,112	988,654
2.50%, 08/25/52(a)(b)	USD1,857	1,641,694
Jupiter Mortgage No. 1 PLC
6.16%, 07/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP989	1,320,975
6.71%, 07/20/55, (1-day SONIA + 2.250%)(b)(c)	GBP313	418,507
7.46%, 07/20/55, (1-day SONIA + 3.000%)(b)(c)	GBP213	284,858
Lanark Master Issuer PLC
4.94%, 12/22/69, (Update Replacements.xls: SONIO/N + 0.470%)(b)(c)	GBP758	1,009,152
4.98%, 12/22/69, (1-day SONIA + 0.500%)(b)(c)	GBP1,039	1,383,423
Lanebrook Mortgage Transaction PLC, 5.66%, 08/20/60, (1-day SONIA + 1.180%)(b)(c)	GBP714	955,788
Last Mile Securities PE DAC, 3.46%, 08/17/31, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR3,965	4,466,630
LBA Trust, 5.76%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD4,370	4,367,269
Manhattan West Mortgage Trust, 2.13%, 09/10/39(a)	USD1,675	1,576,458
MCR Mortgage Trust, 6.11%, 12/15/41, (1-mo. CME Term SOFR + 1.793%)(a)(b)	USD496	495,380
Mill City Mortgage Loan Trust, 3.25%, 11/25/58(a)(b)	USD1,131	1,112,714
Miltonia Mortgage Finance SRL, 3.46%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR273	306,709
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50	USD10,000	9,973,170
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD1,068	$1,033,121
Series 2018-BOP, Class A, 5.22%, 08/15/33, (1-mo. CME Term SOFR + 0.897%)(a)(b)	USD1,426	1,165,417
Morgan Stanley Residential Mortgage Loan Trust
5.56%, 03/25/70(a)(d)	USD3,498	3,498,325
5.96%, 03/25/70(a)(b)	USD2,830	2,830,408
Mortimer PLC
5.30%, 09/22/67, (1-day SONIA + 0.830%)(c)	GBP1,146	1,523,113
5.62%, 09/22/67, (1-day SONIA + 1.150%)(c)	GBP541	716,889
6.02%, 09/22/67, (1-day SONIA + 1.550%)(c)	GBP100	132,231
6.57%, 09/22/67, (1-day SONIA + 2.100%)(c)	GBP100	132,130
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD305	325,590
NEW Residential Mortgage Loan Trust, 5.57%, 05/25/65(a)(d)	USD2,487	2,503,348
NY Commercial Mortgage Trust, 5.29%, 02/10/47(a)(b)	USD1,770	1,824,132
NYC Commercial Mortgage Trust, 5.53%, 02/15/42, (1-mo. CME Term SOFR + 1.213%)(a)(b)	USD1,524	1,507,974
OBX Trust
5.40%, 02/25/55(a)(d)	USD3,171	3,175,869
5.60%, 03/25/65(a)(d)	USD2,559	2,572,096
5.65%, 12/01/64(a)(d)	USD1,424	1,430,123
6.52%, 07/25/63(a)(d)	USD3,154	3,175,271
Polaris PLC
5.49%, 02/26/61, (1-day SONIA + 1.030%)(b)(c)	GBP1,360	1,817,046
5.51%, 02/26/68, (1-day SONIA + 1.050%)(b)(c)	GBP336	444,585
5.81%, 02/26/61, (1-day SONIA + 1.350%)(b)(c)	GBP1,006	1,339,122
5.86%, 02/26/68, (1-day SONIA + 1.400%)(b)(c)	GBP100	131,819
6.16%, 02/26/61, (1-day SONIA + 1.700%)(b)(c)	GBP106	141,029
6.26%, 02/26/68, (1-day SONIA + 1.800%)(b)(c)	GBP100	131,830
7.16%, 02/26/61, (1-day SONIA + 2.700%)(b)(c)	GBP100	134,036
8.46%, 02/26/61, (1-day SONIA + 4.000%)(b)(c)	GBP100	133,155
PRET Trust, 4.00%, 08/25/64(a)(d)	USD772	742,543
PRKCM, 5.55%, 02/25/60(a)(d)	USD6,333	6,358,674
PRKCM Trust, 6.58%, 09/25/58(a)(d)	USD2,873	2,903,224
PRM5 Trust, 4.62%, 03/10/33(a)(b)	USD3,201	3,178,193
PRPM LLC, 4.00%, 01/25/54(a)(d)	USD690	673,804
PRPM Trust
5.80%, 11/25/69(a)(d)	USD2,443	2,463,623
6.25%, 08/25/68(a)(d)	USD1,053	1,057,591
6.33%, 06/25/69(a)(d)	USD775	790,969
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD7,131	5,804,716
RCKT Mortgage Trust, 2.50%, 06/25/51(a)(b)	USD8,519	7,602,036
Residential Mortgage Loan Trust, 3.26%, 09/25/59(a)(b)	USD3,649	3,587,467
RIAL Issuer Ltd., 6.57%, 01/19/37, (1-mo. CME Term SOFR + 2.250%)(a)(b)	USD1,500	1,493,199
Sapphire XXXII Trust, 5.20%, 06/14/66, (1-month BB Swap + 1.100%)(b)	AUD5,000	3,181,068
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SCG Commercial Mortgage Trust, 5.82%, 03/15/35, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD811	$792,614
Sequoia Mortgage Trust
2.50%, 03/25/51(a)(b)	USD7,657	6,244,887
4.55%, 11/25/63(a)(b)	USD3,154	3,141,767
Stratton Mortgage Funding PLC
5.37%, 06/28/50, (1-day SONIA + 0.900%)(b)(c)	GBP1,009	1,344,703
5.82%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP353	469,865
5.97%, 06/25/49, (1-day SONIA + 1.500%)(b)(c)	GBP100	132,802
5.97%, 06/28/50, (1-day SONIA + 1.500%)(b)(c)	GBP181	240,018
Taurus U.K. DAC
5.97%, 02/18/35, (1-day SONIA + 1.500%)(b)(c)	GBP1,565	2,076,946
6.47%, 02/18/35, (1-day SONIA + 2.000%)(b)(c)	GBP250	330,960
TCO Commercial Mortgage Trust, 5.56%, 12/15/39, (1-mo. CME Term SOFR + 1.243%)(a)(b)	USD3,375	3,349,688
TEXAS Commercial Mortgage Trust, 5.62%, 04/15/42, (1-mo. CME Term SOFR + 1.293%)(a)(b)	USD2,799	2,764,625
Thunder Logistics DAC
4.06%, 11/17/36, (3-mo. EURIBOR + 1.500%)(c)	EUR1,206	1,376,964
4.61%, 11/17/36, (3-mo. EURIBOR + 2.050%)(b)(c)	EUR79	89,981
5.11%, 11/17/36, (3-mo. EURIBOR + 2.550%)(c)	EUR79	89,999
Together Asset-Backed Securitisation PLC
5.39%, 09/12/56, (1-day SONIA + 0.930%)(b)(c)	GBP756	1,008,152
5.41%, 08/15/64, (1-day SONIA + 0.950%)(b)(c)	GBP1,097	1,466,098
5.66%, 09/12/56, (1-day SONIA + 1.200%)(b)(c)	GBP344	455,688
5.96%, 09/12/56, (1-day SONIA + 1.500%)(b)(c)	GBP100	132,051
5.96%, 01/15/57, (1-day SONIA + 1.500%)(b)(c)	GBP104	138,666
6.16%, 08/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP114	152,652
6.41%, 09/12/56, (1-day SONIA + 1.950%)(b)(c)	GBP100	132,169
6.96%, 08/20/55, (1-day SONIA + 2.500%)(b)(c)	GBP100	133,376
Towd Point Mortgage Trust
2.75%, 06/25/57(a)(b)	USD499	485,246
3.00%, 08/25/55(a)(b)	USD1,799	1,766,424
Trinity Square PLC, 5.36%, 07/15/59(c)	GBP1,458	1,943,331
TYSN Mortgage Trust, 6.80%, 12/10/33(a)(b)	USD1,610	1,697,529
U.K. Logistics DAC
6.13%, 05/17/34, (1-day SONIA + 1.650%)(b)(c)	GBP360	478,589
8.46%, 05/17/35, (1-day SONIA + 4.000%)(b)(c)	GBP824	1,096,958
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
UK Logistics DAC, 6.31%, 02/17/35, (1-day SONIA + 1.700%)(b)(c)	GBP155	$208,921
Verus Securitization Trust
5.62%, 05/25/70(a)(d)	USD5,804	5,835,332
6.19%, 03/25/68(a)(d)	USD1,323	1,325,588
6.79%, 10/25/67(a)(d)	USD1,632	1,633,399
Vita Scientia DAC, 3.83%, 02/27/33, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR9,031	10,172,051
Wells Fargo Commercial Mortgage Trust
5.27%, 03/15/38(a)(b)	USD2,579	2,586,383
5.92%, 11/15/57(b)	USD670	702,063
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(b)	USD1,106	1,098,451
Series 2016-C33, Class A4, 3.43%, 03/15/59	USD2,950	2,908,716
Series 2017-SMP, Class A, 5.24%, 12/15/34, (1-mo. CME Term SOFR + 0.921%)(a)(b)	USD17,280	15,952,476
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD5,372	5,314,979
WEST Trust, 5.45%, 04/10/30(a)(b)	USD2,699	2,718,409
Winchester 1 PLC
5.35%, 10/21/56(c)	GBP793	1,056,974
5.66%, 10/21/56, (1-day SONIA + 1.200%)(c)	GBP331	437,998
6.01%, 10/21/56, (1-day SONIA + 1.550%)(c)	GBP100	131,849
6.46%, 10/21/56, (1-day SONIA + 2.000%)(c)	GBP100	132,269
		533,529,566
Total Collateralized Mortgage Obligations — 16.6% (Cost: $531,721,547)		536,441,038
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD100	97,229
7.88%, 04/01/30(a)(e)	USD1,462	1,462,654
9.00%, 09/15/28(a)(e)	USD496	513,387
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	USD66	58,740
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(e)	USD732	679,851
4.63%, 03/15/30(a)(e)	USD27	24,951
5.00%, 08/15/27(a)	USD157	153,843
		2,990,655
Aerospace & Defense — 0.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD39	39,924
BAE Systems PLC, 5.00%, 03/26/27(a)	USD2,669	2,703,968
Bombardier Inc.
6.00%, 02/15/28(a)	USD172	170,092
7.25%, 07/01/31(a)(e)	USD23	23,549
7.50%, 02/01/29(a)	USD42	43,264
8.75%, 11/15/30(a)	USD1,021	1,094,013
Efesto Bidco Spa/U.S. LLC, 7.50%, 02/15/32(a)(e)	USD604	599,234
Goat Holdco LLC, 6.75%, 02/01/32(a)	USD173	169,107
L3Harris Technologies Inc.
4.40%, 06/15/28	USD591	590,102
5.05%, 06/01/29	USD2,888	2,934,239
5.40%, 01/15/27	USD4,187	4,253,411
RTX Corp.
3.13%, 05/04/27	USD9,680	9,462,736
3.50%, 03/15/27	USD3,231	3,184,085
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	USD85	$90,455
9.75%, 11/15/30(a)	USD322	356,424
TransDigm Inc.
6.38%, 03/01/29(a)	USD1,445	1,472,039
6.63%, 03/01/32(a)	USD604	618,710
6.75%, 08/15/28(a)	USD721	735,488
		28,540,840
Agriculture — 1.4%
Altria Group Inc.
2.63%, 09/16/26	USD538	524,603
4.80%, 02/14/29	USD4,471	4,498,142
6.20%, 11/01/28	USD2,475	2,612,457
BAT Capital Corp.
3.56%, 08/15/27	USD13,226	12,981,856
4.70%, 04/02/27	USD934	937,523
6.34%, 08/02/30	USD884	944,856
BAT International Finance PLC
1.67%, 03/25/26	USD1,878	1,827,651
4.45%, 03/16/28	USD592	592,681
5.93%, 02/02/29	USD4,314	4,513,289
Japan Tobacco Inc., 5.25%, 06/15/30(a)	USD2,920	3,019,566
Philip Morris International Inc.
3.13%, 03/02/28	USD1,246	1,212,213
4.38%, 04/30/30	USD4,285	4,258,943
4.88%, 02/15/28	USD6,860	6,983,888
Reynolds American Inc., 4.45%, 06/12/25	USD464	463,746
		45,371,414
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(a)	USD141	138,356
American Airlines Inc., 8.50%, 05/15/29(a)(e)	USD74	75,420
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)	USD4,511	4,374,961
United Airlines Inc.
4.38%, 04/15/26(a)(e)	USD43	42,386
4.63%, 04/15/29(a)	USD277	260,189
		4,891,312
Apparel — 0.0%
Crocs Inc., 4.25%, 03/15/29(a)	USD48	44,547
William Carter Co. (The), 5.63%, 03/15/27(a)(e)	USD36	35,049
		79,596
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD908	888,786
5.80%, 03/05/27	USD4,489	4,462,920
6.95%, 06/10/26	USD4,247	4,291,544
General Motors Financial Co. Inc.
4.00%, 10/06/26	USD2,273	2,244,365
5.80%, 01/07/29	USD554	565,428
Stellantis NV, 3.38%, 11/19/28(c)	EUR2,000	2,265,044
Wabash National Corp., 4.50%, 10/15/28(a)(e)	USD76	66,500
		14,784,587
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(e)	USD3,720	3,668,623
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	USD23	23,003
6.75%, 05/15/28(a)	USD145	147,265
6.75%, 02/15/30(a)	USD260	264,498
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Tenneco Inc., 8.00%, 11/17/28(a)	USD645	$616,177
		4,719,566
Banks — 11.4%
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	USD2,289	2,212,998
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	USD3,410	3,316,617
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	USD2,852	2,799,384
4.83%, 07/22/26, (1-day SOFR + 1.750%)(b)	USD26,286	26,291,858
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	USD6,643	6,731,134
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	USD4,243	4,322,070
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	USD7,079	7,230,920
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	USD1,884	1,962,350
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	USD16,595	16,190,656
Barclays PLC
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	USD200	203,782
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	USD1,092	1,121,899
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	USD94	91,593
3.20%, 10/21/26	USD1,305	1,282,925
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	USD3,755	3,716,813
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	USD8,798	8,841,405
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	USD4,013	4,072,017
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)	USD13,785	13,832,233
Deutsche Bank AG/New York
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	USD2,410	2,412,610
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	USD2,787	2,824,358
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(b)	USD4,076	4,103,300
5.41%, 05/21/27, (1-day SOFR + 0.750%)(b)	USD280	282,623
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	USD10,820	10,530,427
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	USD4,395	4,220,140
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	USD9,318	8,975,483
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	USD7,334	7,092,421
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	USD5,609	5,518,560
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	USD1,242	1,230,095
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	USD7,364	7,368,019
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	USD20,440	20,626,259
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	USD2,161	2,186,741
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	USD4,454	4,529,904
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	USD3,670	3,804,124
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	USD6,310	6,694,296
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	USD4,868	4,772,969
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	USD1,385	1,329,385
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	USD4,051	3,747,805
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	USD5,058	5,072,296
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	USD3,986	4,028,969
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	USD26,925	27,306,063
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	USD10,255	10,374,567
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	USD2,338	2,371,806
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	USD171	172,653
5.10%, 04/22/31, (1-day SOFR + 1.435%)(b)	USD1,555	1,583,167
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	USD5,318	5,430,882
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	USD812	$832,065
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	USD4,430	4,530,393
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	USD2,494	2,556,551
KeyCorp, 5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(b)(e)	USD1,535	1,532,690
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	USD7,433	7,216,909
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	USD2,420	2,296,471
4.65%, 10/18/30, (1-day SOFR + 1.100%)(b)	USD3,342	3,331,333
5.04%, 07/19/30, (1-day SOFR + 1.215%)(b)	USD9,313	9,427,858
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	USD1,510	1,537,884
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	USD5,986	6,103,256
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	USD6,415	6,585,503
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	USD3,527	3,672,774
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	USD4,120	4,176,201
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	USD3,120	3,123,530
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	USD8,370	8,455,415
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	USD3,800	3,857,235
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	USD3,717	3,791,142
Truist Financial Corp., 5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	USD1,745	1,782,924
U.S. Bancorp
1.45%, 05/12/25	USD485	484,504
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	USD173	166,407
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	USD196	200,705
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)(e)	USD182	188,114
UBS Group AG, 1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	USD233	223,777
Wells Fargo & Co.
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	USD3,273	3,213,871
4.54%, 08/15/26, (1-day SOFR + 1.560%)(b)	USD406	405,695
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	USD840	845,268
4.97%, 04/23/29, (1-day SOFR + 1.370%)(b)	USD4,715	4,774,436
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	USD2,484	2,533,776
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	USD3,345	3,441,396
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	USD4,083	4,173,585
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	USD6,788	7,163,614
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(b)	USD4,031	4,057,833
		369,493,691
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	USD1,870	1,719,303
4.05%, 08/18/29	USD2,630	2,588,251
5.15%, 03/02/28	USD159	162,521
Gilead Sciences Inc., 4.80%, 11/15/29	USD3,013	3,065,899
		7,535,974
Building Materials — 0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(e)	USD1,455	1,475,529
6.75%, 07/15/31(a)	USD301	306,947
Holcim Finance U.S. LLC, 4.60%, 04/07/27(a)(e)	USD7,321	7,346,709
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)(e)	USD43	41,741
Quikrete Holdings Inc., 6.38%, 03/01/32(a)(e)	USD741	745,176
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD308	$300,912
8.88%, 11/15/31(a)	USD542	556,082
Standard Industries Inc./New York
4.38%, 07/15/30(a)	USD436	406,620
4.75%, 01/15/28(a)	USD631	617,524
		11,797,240
Chemicals — 0.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD153	141,712
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	USD387	382,106
Celanese U.S. Holdings LLC, 6.50%, 04/15/30	USD39	38,108
Chemours Co. (The)
4.63%, 11/15/29(a)(e)	USD15	12,561
5.38%, 05/15/27(e)	USD349	339,868
5.75%, 11/15/28(a)	USD28	25,363
Element Solutions Inc., 3.88%, 09/01/28(a)(e)	USD854	807,351
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD200	174,451
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(a)	USD272	272,000
9.75%, 11/15/28(a)	USD1,053	1,097,182
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(e)	USD99	92,939
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD551	533,420
7.38%, 03/01/31(a)(e)	USD507	509,706
		4,426,767
Commercial Services — 0.3%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD1,042	1,064,258
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD1,001	959,922
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD400	399,491
Block Inc.
2.75%, 06/01/26(e)	USD183	178,619
3.50%, 06/01/31(e)	USD215	191,901
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD706	745,011
Garda World Security Corp.
4.63%, 02/15/27(a)	USD138	135,639
7.75%, 02/15/28(a)(e)	USD919	948,644
Global Payments Inc., 4.80%, 04/01/26	USD935	934,461
Herc Holdings Inc.
5.50%, 07/15/27(a)(e)	USD98	96,901
6.63%, 06/15/29(a)	USD394	389,239
Korn Ferry, 4.63%, 12/15/27(a)	USD76	73,538
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	USD102	97,286
6.25%, 01/15/28(a)(e)	USD286	285,764
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	USD318	302,787
Service Corp. International/U.S., 4.00%, 05/15/31	USD302	275,741
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	USD113	111,446
Sotheby's, 7.38%, 10/15/27(a)	USD461	432,677
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(e)	USD313	322,448
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Williams Scotsman Inc.
6.63%, 06/15/29(a)	USD107	$108,432
6.63%, 04/15/30(a)	USD146	148,644
		8,202,849
Computers — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26(a)	USD200	194,750
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(e)	USD577	589,825
Gartner Inc., 4.50%, 07/01/28(a)	USD4,891	4,820,977
Seagate HDD Cayman
8.25%, 12/15/29	USD83	88,992
8.50%, 07/15/31	USD171	182,920
		5,877,464
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32(a)	USD200	200,050
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(a)	USD38	35,077
Gates Corp./DE, 6.88%, 07/01/29(a)	USD92	93,346
		128,423
Diversified Financial Services — 0.9%
American Express Co., 4.73%, 04/25/29, (1-day SOFR + 1.260%)(b)	USD4,685	4,728,203
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(b)	USD4,141	3,971,277
4.99%, 07/24/26, (1-day SOFR + 2.160%)(b)(e)	USD400	399,999
Citadel Finance LLC, 5.90%, 02/10/30(a)	USD2,320	2,304,005
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD91	91,545
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)	USD112	109,539
9.13%, 05/15/31(a)	USD187	189,071
9.25%, 02/01/29(a)	USD17	17,318
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD186	183,160
6.88%, 04/15/29(a)	USD330	336,998
8.00%, 02/15/27(a)	USD23	23,614
8.00%, 06/15/28(a)(e)	USD27	28,337
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD92	91,310
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	USD200	186,100
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(a)	USD25	25,680
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD2,209	2,108,776
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	USD483	480,740
5.13%, 12/15/30(a)(e)	USD178	177,779
6.00%, 01/15/27(a)(e)	USD75	75,033
6.50%, 08/01/29(a)	USD294	298,820
7.13%, 02/01/32(a)	USD183	189,845
Navient Corp., 9.38%, 07/25/30	USD350	372,157
OneMain Finance Corp.
3.50%, 01/15/27	USD58	55,528
4.00%, 09/15/30	USD27	23,941
6.63%, 01/15/28	USD96	96,672
6.63%, 05/15/29	USD357	358,041
Security	Par (000)	Value
Diversified Financial Services (continued)
6.75%, 03/15/32	USD158	$154,971
7.50%, 05/15/31	USD118	119,666
7.88%, 03/15/30	USD262	270,657
9.00%, 01/15/29(e)	USD61	63,511
PennyMac Financial Services Inc.
7.13%, 11/15/30(a)	USD224	227,791
7.88%, 12/15/29(a)	USD43	44,832
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	USD2	1,930
SLM Corp., 3.13%, 11/02/26	USD42	40,684
Synchrony Financial
5.45%, 03/06/31, (1-day SOFR + 1.680%)(b)(e)	USD5,737	5,721,167
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)	USD782	791,987
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(f)	USD4,420	4,273,809
UWM Holdings LLC, 6.63%, 02/01/30(a)	USD190	187,885
		28,822,378
Electric — 2.8%
AEP Texas Inc., 5.45%, 05/15/29	USD4,496	4,609,315
Calpine Corp., 5.13%, 03/15/28(a)	USD98	97,070
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	USD82	80,139
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(a)(e)	USD1,932	1,890,515
Consumers Energy Co., 4.50%, 01/15/31	USD2,250	2,259,643
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD200	202,382
Dominion Energy Inc., 5.00%, 06/15/30	USD2,420	2,446,149
Duke Energy Carolinas LLC, 4.85%, 03/15/30	USD3,781	3,857,094
Duke Energy Corp.
2.65%, 09/01/26	USD4,712	4,602,823
3.40%, 06/15/29	USD990	945,943
4.30%, 03/15/28	USD981	981,085
4.85%, 01/05/29(e)	USD3,890	3,942,555
5.00%, 12/08/25	USD738	740,847
Edison International
4.70%, 08/15/25(e)	USD620	618,667
5.25%, 11/15/28(e)	USD98	97,361
Evergy Kansas Central Inc., 4.70%, 03/13/28(e)	USD3,973	4,015,585
Eversource Energy
4.75%, 05/15/26	USD1,456	1,457,429
5.00%, 01/01/27	USD2,536	2,555,136
5.45%, 03/01/28	USD1,898	1,944,638
Series O, 4.25%, 04/01/29	USD238	235,128
Exelon Corp.
5.15%, 03/15/28	USD2,608	2,663,316
5.15%, 03/15/29	USD1,666	1,703,215
FirstEnergy Corp.
2.65%, 03/01/30	USD1,478	1,340,280
Series B, 3.90%, 07/15/27	USD3,936	3,890,511
FirstEnergy Transmission LLC, 4.55%, 01/15/30	USD1,307	1,294,192
Florida Power & Light Co.
4.40%, 05/15/28(e)	USD86	86,787
5.05%, 04/01/28	USD140	143,651
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28(e)	USD1,428	1,450,310
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	USD1,095	1,077,769
4.85%, 02/04/28	USD2,594	2,635,092
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.90%, 03/15/29	USD710	$719,160
NRG Energy Inc., 2.45%, 12/02/27(a)	USD1,993	1,878,634
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29	USD3,866	3,900,663
Pacific Gas and Electric Co.
3.30%, 12/01/27	USD100	96,422
4.65%, 08/01/28	USD1,150	1,143,767
5.30%, 09/04/25, (1-day SOFR Index + 0.950%)(b)	USD7,217	7,211,990
5.55%, 05/15/29	USD10,209	10,373,396
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)(e)	USD95	90,268
Public Service Enterprise Group Inc., 4.90%, 03/15/30	USD3,091	3,120,399
Sempra, 3.70%, 04/01/29	USD52	50,291
Southern California Edison Co.
5.30%, 03/01/28	USD1,022	1,036,111
Series D, 4.70%, 06/01/27	USD48	48,249
Southern Co. (The)
3.25%, 07/01/26	USD596	588,099
4.85%, 06/15/28	USD458	465,613
5.50%, 03/15/29	USD4,035	4,187,659
Vistra Operations Co. LLC
5.05%, 12/30/26(a)	USD1,150	1,154,962
5.63%, 02/15/27(a)	USD78	77,950
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(e)	USD320	321,174
		90,329,434
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc., 6.38%, 03/15/29(a)	USD32	32,423
Electronics — 0.2%
Honeywell International Inc., 4.70%, 02/01/30	USD2,669	2,700,062
Imola Merger Corp., 4.75%, 05/15/29(a)	USD101	96,442
Sensata Technologies Inc.
3.75%, 02/15/31(a)	USD214	187,063
4.38%, 02/15/30(a)	USD871	803,167
Tyco Electronics Group SA, 4.50%, 02/09/31	USD3,110	3,101,474
		6,888,208
Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29(a)(e)	USD95	89,301
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD1,186	1,126,612
Dycom Industries Inc., 4.50%, 04/15/29(a)(e)	USD27	25,428
		1,241,341
Entertainment — 0.1%
Boyne USA Inc., 4.75%, 05/15/29(a)	USD153	145,603
Caesars Entertainment Inc.
6.50%, 02/15/32(a)(e)	USD294	295,540
7.00%, 02/15/30(a)(e)	USD891	912,066
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD171	165,707
5.50%, 04/01/27(a)	USD110	108,935
5.75%, 04/01/30(a)(e)	USD814	796,076
6.75%, 05/01/31(a)	USD274	276,734
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)	USD123	121,891
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD118	112,801
4.75%, 10/15/27(a)(e)	USD72	70,474
Security	Par (000)	Value
Entertainment (continued)
6.50%, 05/15/27(a)(e)	USD114	$115,220
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	USD200	186,274
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD59	58,991
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	USD27	25,698
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)	USD98	96,939
Warnermedia Holdings Inc., 3.76%, 03/15/27	USD175	170,301
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(e)	USD150	144,620
7.13%, 02/15/31(a)(e)	USD373	384,773
		4,188,643
Environmental Control — 0.0%
Clean Harbors Inc.
4.88%, 07/15/27(a)	USD45	44,319
5.13%, 07/15/29(a)	USD27	26,511
GFL Environmental Inc.
4.00%, 08/01/28(a)	USD178	169,555
6.75%, 01/15/31(a)(e)	USD441	458,420
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD141	144,740
		843,545
Food — 0.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(e)	USD310	289,141
4.63%, 01/15/27(a)	USD105	103,812
5.88%, 02/15/28(a)	USD68	67,949
6.50%, 02/15/28(a)(e)	USD27	27,430
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28(a)(e)	USD603	592,870
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	USD10	10,476
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(e)	USD663	621,970
4.88%, 05/15/28(a)	USD61	60,133
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD27	25,554
5.50%, 10/15/27(a)	USD90	89,262
Post Holdings Inc.
4.50%, 09/15/31(a)	USD503	457,750
4.63%, 04/15/30(a)	USD61	57,499
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD38	35,300
U.S. Foods Inc.
4.63%, 06/01/30(a)	USD27	25,717
4.75%, 02/15/29(a)	USD27	26,224
6.88%, 09/15/28(a)	USD30	30,750
		2,521,837
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD272	267,611
Gas — 0.0%
NiSource Inc.
5.20%, 07/01/29	USD88	89,974
5.25%, 03/30/28(e)	USD89	90,940
		180,914
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 0.1%
Avantor Funding Inc., 4.63%, 07/15/28(a)	USD680	$653,958
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(e)	USD940	976,472
Medline Borrower LP
3.88%, 04/01/29(a)	USD265	247,197
5.25%, 10/01/29(a)(e)	USD909	863,220
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	USD320	322,449
Teleflex Inc., 4.25%, 06/01/28(a)(e)	USD108	103,407
		3,166,703
Health Care - Services — 1.4%
Charles River Laboratories International Inc., 4.25%, 05/01/28(a)	USD40	38,039
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(e)	USD93	76,777
5.25%, 05/15/30(a)(e)	USD189	161,246
5.63%, 03/15/27(a)	USD1,167	1,138,076
6.00%, 01/15/29(a)(e)	USD67	62,415
Elevance Health Inc.
3.65%, 12/01/27	USD23	22,630
4.10%, 03/01/28	USD206	204,820
5.15%, 06/15/29	USD2,326	2,384,402
Encompass Health Corp.
4.50%, 02/01/28	USD156	153,790
4.75%, 02/01/30	USD56	54,413
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(e)	USD19	16,488
HCA Inc.
3.13%, 03/15/27(e)	USD352	343,050
4.13%, 06/15/29	USD8,584	8,350,404
4.50%, 02/15/27	USD1,700	1,696,195
5.00%, 03/01/28(e)	USD9,320	9,427,045
5.25%, 06/15/26	USD1,121	1,124,115
5.25%, 03/01/30	USD2,664	2,709,157
5.63%, 09/01/28	USD3,981	4,077,951
5.88%, 02/15/26	USD8,195	8,216,018
5.88%, 02/01/29	USD217	224,105
HealthEquity Inc., 4.50%, 10/01/29(a)	USD321	303,335
Humana Inc., 3.95%, 03/15/27	USD133	131,597
IQVIA Inc., 5.00%, 05/15/27(a)	USD200	198,405
LifePoint Health Inc.
8.38%, 02/15/32(a)(e)	USD313	319,240
9.88%, 08/15/30(a)(e)	USD438	465,911
11.00%, 10/15/30(a)(e)	USD525	574,689
Molina Healthcare Inc., 4.38%, 06/15/28(a)	USD95	91,315
Star Parent Inc., 9.00%, 10/01/30(a)(e)	USD649	656,672
Tenet Healthcare Corp.
4.63%, 06/15/28	USD142	138,289
6.13%, 06/15/30	USD110	110,377
6.75%, 05/15/31(e)	USD536	549,448
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	USD91	92,382
		44,112,796
Holding Companies - Diversified — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD31	25,848
5.25%, 05/15/27	USD921	873,336
9.75%, 01/15/29	USD51	50,337
10.00%, 11/15/29(a)(e)	USD119	116,361
		1,065,882
Security	Par (000)	Value
Home Builders — 0.0%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD173	$153,988
Empire Communities Corp., 9.75%, 05/01/29(a)	USD15	14,636
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)(e)	USD415	439,680
LGI Homes Inc., 8.75%, 12/15/28(a)	USD27	27,265
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD27	24,699
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	USD38	39,211
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD18	18,280
Tri Pointe Homes Inc., 5.25%, 06/01/27	USD61	60,743
		778,502
Home Furnishings — 0.0%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)	USD113	104,911
Household Products & Wares — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28(e)	USD98	96,876
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD827	797,987
6.75%, 04/15/28(a)	USD191	192,375
7.00%, 01/15/31(a)	USD992	1,006,778
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD219	209,085
6.38%, 02/15/29(a)	USD38	38,453
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD1,232	1,253,935
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	USD1,268	1,302,259
HUB International Ltd., 7.25%, 06/15/30(a)	USD2,186	2,267,413
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)	USD129	136,067
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD1,491	1,527,522
Ryan Specialty LLC, 4.38%, 02/01/30(a)(e)	USD27	25,611
		8,757,485
Internet — 0.7%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28(a)	USD200	176,868
ANGI Group LLC, 3.88%, 08/15/28(a)(e)	USD27	24,608
Gen Digital Inc., 6.75%, 09/30/27(a)	USD62	63,016
Match Group Holdings II LLC
4.13%, 08/01/30(a)(e)	USD119	107,609
4.63%, 06/01/28(a)	USD290	279,069
Netflix Inc.
4.88%, 06/15/30(a)	USD2,277	2,324,968
5.88%, 11/15/28	USD1,925	2,030,489
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD3,542	3,736,137
Uber Technologies Inc.
4.30%, 01/15/30	USD2,749	2,714,832
4.50%, 08/15/29(a)(e)	USD9,919	9,767,300
		21,224,896
Iron & Steel — 0.0%
ATI Inc.
5.13%, 10/01/31	USD98	92,751
5.88%, 12/01/27	USD268	267,360
7.25%, 08/15/30(e)	USD458	476,333
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD386	388,376
Carpenter Technology Corp., 6.38%, 07/15/28	USD12	12,009
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Cleveland-Cliffs Inc., 6.88%, 11/01/29(a)	USD74	$71,671
		1,308,500
Leisure Time — 0.1%
Acushnet Co., 7.38%, 10/15/28(a)	USD27	27,939
Carnival Corp.
5.75%, 03/01/27(a)	USD118	117,583
6.00%, 05/01/29(a)	USD314	312,150
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(a)	USD2	2,055
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	USD9	8,971
NCL Corp. Ltd.
6.25%, 03/01/30(a)(e)	USD109	106,324
6.75%, 02/01/32(a)	USD501	489,196
8.13%, 01/15/29(a)	USD27	28,275
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)	USD27	26,631
5.38%, 07/15/27(a)(e)	USD49	48,943
5.63%, 09/30/31(a)	USD503	499,134
Sabre GLBL Inc.
8.63%, 06/01/27(a)(e)	USD51	48,833
10.75%, 11/15/29(a)(e)	USD121	115,253
Viking Cruises Ltd., 9.13%, 07/15/31(a)	USD273	291,890
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD27	26,729
		2,149,906
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
5.88%, 04/01/29(a)	USD81	81,840
6.13%, 04/01/32(a)(e)	USD477	483,346
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)(e)	USD800	719,920
Station Casinos LLC
4.50%, 02/15/28(a)	USD423	408,146
4.63%, 12/01/31(a)	USD67	60,566
6.63%, 03/15/32(a)(e)	USD46	45,733
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	USD85	84,129
Wynn Macau Ltd.
5.50%, 01/15/26(a)	USD927	922,078
5.63%, 08/26/28(a)	USD200	190,388
		2,996,146
Machinery — 0.1%
BWX Technologies Inc.
4.13%, 06/30/28(a)	USD183	175,800
4.13%, 04/15/29(a)	USD68	64,655
Chart Industries Inc., 7.50%, 01/01/30(a)(e)	USD587	609,006
Esab Corp., 6.25%, 04/15/29(a)	USD172	174,516
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(e)	USD498	505,535
Mueller Water Products Inc., 4.00%, 06/15/29(a)	USD36	33,799
Terex Corp., 5.00%, 05/15/29(a)	USD36	34,433
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD1,101	1,084,152
Vertiv Group Corp., 4.13%, 11/15/28(a)(e)	USD291	281,035
		2,962,931
Manufacturing — 0.1%
3M Co., 4.80%, 03/15/30(e)	USD2,079	2,099,527
Axon Enterprise Inc., 6.13%, 03/15/30(a)(e)	USD71	72,235
Enpro Inc., 5.75%, 10/15/26	USD61	60,696
		2,232,458
Security	Par (000)	Value
Media — 0.7%
Cable One Inc., 4.00%, 11/15/30(a)(e)	USD33	$26,842
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD39	35,237
4.50%, 08/15/30(a)(e)	USD27	25,072
4.75%, 03/01/30(a)	USD1,205	1,137,562
4.75%, 02/01/32(a)	USD481	435,286
5.13%, 05/01/27(a)	USD116	114,413
5.38%, 06/01/29(a)(e)	USD220	215,201
6.38%, 09/01/29(a)(e)	USD329	331,947
7.38%, 03/01/31(a)	USD301	310,015
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28	USD5,303	5,210,841
4.91%, 07/23/25	USD1,151	1,149,476
6.15%, 11/10/26	USD10,626	10,831,250
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)(e)	USD365	352,763
10.00%, 02/15/31(a)	USD399	377,851
Discovery Communications LLC, 4.90%, 03/11/26	USD1,006	1,005,183
GCI LLC, 4.75%, 10/15/28(a)	USD23	21,759
Gray Television Inc., 10.50%, 07/15/29(a)(e)	USD209	214,535
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	USD200	164,384
Sirius XM Radio Inc.
4.00%, 07/15/28(a)	USD27	25,400
5.00%, 08/01/27(a)	USD363	358,635
Univision Communications Inc.
6.63%, 06/01/27(a)	USD280	270,924
8.00%, 08/15/28(a)	USD690	670,230
8.50%, 07/31/31(a)(e)	USD186	175,635
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	USD475	457,336
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD200	193,430
		24,111,207
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	USD187	184,929
6.38%, 06/15/30(a)(e)	USD201	204,100
		389,029
Mining — 0.9%
Anglo American Capital PLC, 3.75%, 06/15/29(c)	EUR2,790	3,233,865
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD124	128,386
11.50%, 10/01/31(a)	USD793	870,710
Constellium SE
3.75%, 04/15/29(a)	USD655	601,907
5.63%, 06/15/28(a)	USD250	246,001
ERO Copper Corp., 6.50%, 02/15/30(a)(e)	USD97	93,484
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	USD200	210,250
Glencore Funding LLC
1.63%, 09/01/25(a)	USD441	436,120
1.63%, 04/27/26(a)(e)	USD3,448	3,345,305
4.00%, 03/27/27(a)	USD3,855	3,812,484
4.91%, 04/01/28(a)(e)	USD4,031	4,071,528
5.34%, 04/04/27(a)	USD1,478	1,498,493
5.37%, 04/04/29(a)	USD3,220	3,282,854
5.40%, 05/08/28(a)(e)	USD1,355	1,383,791
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
6.13%, 10/06/28(a)(e)	USD2,759	$2,881,062
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(e)	USD742	666,779
4.63%, 03/01/28(a)	USD348	334,828
New Gold Inc., 6.88%, 04/01/32(a)	USD77	78,753
Novelis Corp.
3.25%, 11/15/26(a)	USD364	353,014
4.75%, 01/30/30(a)	USD158	146,564
Novelis Inc., 6.88%, 01/30/30(a)(e)	USD594	602,558
		28,278,736
Office & Business Equipment — 0.0%
Xerox Corp., 10.25%, 10/15/30(a)(e)	USD35	35,665
Oil & Gas — 1.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD89	89,360
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	USD198	192,127
BP Capital Markets America Inc., 5.02%, 11/17/27	USD2,382	2,427,398
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)(e)	USD2,201	2,193,804
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD182	182,089
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD14	13,754
8.75%, 07/01/31(a)(e)	USD135	128,321
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD32	28,968
6.75%, 03/01/29(a)	USD1,625	1,540,372
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	USD107	97,221
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD5	4,780
Diamondback Energy Inc.
3.50%, 12/01/29	USD4,943	4,693,660
5.15%, 01/30/30	USD4,099	4,159,540
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	USD22	22,400
EQT Corp.
3.13%, 05/15/26(a)	USD960	941,381
3.90%, 10/01/27	USD3,090	3,031,183
4.50%, 01/15/29(a)	USD1,380	1,338,594
5.00%, 01/15/29	USD2,177	2,177,678
6.38%, 04/01/29(a)	USD49	50,138
7.00%, 02/01/30	USD4,732	5,046,457
Expand Energy Corp., 5.38%, 03/15/30	USD3,840	3,812,187
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD252	235,948
6.00%, 04/15/30(a)	USD337	307,735
6.25%, 11/01/28(a)	USD47	45,480
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)	USD259	248,677
Matador Resources Co.
6.50%, 04/15/32(a)	USD121	116,549
6.88%, 04/15/28(a)(e)	USD47	46,739
Nabors Industries Inc., 7.38%, 05/15/27(a)	USD91	85,803
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	USD293	289,264
Occidental Petroleum Corp., 5.00%, 08/01/27	USD560	559,649
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(e)	USD18	14,808
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD303	295,898
Security	Par (000)	Value
Oil & Gas (continued)
8.00%, 04/15/27(a)	USD64	$65,124
9.88%, 07/15/31(a)	USD110	119,111
Petroleos Mexicanos, 7.50%, 03/20/26	USD3,200	3,136,000
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	USD62	63,716
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD27	24,812
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	USD22	21,704
Transocean Inc., 8.75%, 02/15/30(a)	USD57	55,522
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD14	14,341
Valaris Ltd., 8.38%, 04/30/30(a)	USD105	98,384
Vital Energy Inc., 9.75%, 10/15/30	USD100	84,717
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	USD92	84,180
		38,185,573
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD194	193,670
6.88%, 04/01/27(a)	USD143	142,799
Enerflex Ltd., 9.00%, 10/15/27(a)	USD39	39,888
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(e)	USD239	242,737
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD43	42,635
7.13%, 03/15/29(a)	USD322	325,120
Weatherford International Ltd., 8.63%, 04/30/30(a)(e)	USD90	89,209
		1,076,058
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 5.10%, 03/17/30(a)	USD1,597	1,609,688
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	USD400	348,163
6.00%, 06/15/27(a)	USD437	435,396
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	USD200	176,448
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD1,031	1,038,567
6.75%, 04/15/32(a)(e)	USD399	407,978
6.88%, 01/15/30(a)	USD277	281,445
LABL Inc.
5.88%, 11/01/28(a)	USD165	136,455
8.63%, 10/01/31(a)(e)	USD102	83,385
9.50%, 11/01/28(a)	USD80	69,899
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	USD4,132	4,142,909
Sealed Air Corp.
4.00%, 12/01/27(a)	USD62	59,817
5.00%, 04/15/29(a)	USD27	26,255
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)	USD29	29,214
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)	USD200	198,035
		9,043,654
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD1,020	998,758
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie Inc.
3.20%, 11/21/29	USD2,006	$1,912,076
4.80%, 03/15/29	USD1,276	1,301,307
Becton Dickinson & Co., 5.08%, 06/07/29	USD5,038	5,133,013
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(e)	USD197	204,828
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	USD229	215,986
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD189	182,315
4.75%, 05/09/27	USD200	195,876
		10,144,159
Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27(a)	USD96	95,654
5.75%, 01/15/28(a)	USD27	26,838
Buckeye Partners LP, 4.50%, 03/01/28(a)	USD53	51,096
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	USD4,648	4,442,301
Cheniere Energy Partners LP
3.25%, 01/31/32	USD516	453,023
4.50%, 10/01/29	USD9,711	9,486,791
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD500	479,816
DT Midstream Inc., 4.13%, 06/15/29(a)	USD73	68,513
Enbridge Inc.
2.80%, 05/09/25	CAD5,000	3,624,003
5.25%, 04/05/27	USD280	284,151
5.30%, 04/05/29	USD465	476,148
Energy Transfer LP
4.20%, 04/15/27	USD1,684	1,671,200
5.25%, 07/01/29(e)	USD2,324	2,355,196
5.50%, 06/01/27	USD6,803	6,907,551
6.10%, 12/01/28	USD5,606	5,863,900
Excelerate Energy LP, 8.00%, 05/15/30(a)	USD63	63,997
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD9	8,966
8.25%, 01/15/29	USD135	137,202
8.88%, 04/15/30	USD263	268,370
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	USD37	38,453
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD218	199,047
Kinder Morgan Inc., 5.15%, 06/01/30	USD1,225	1,236,703
Kinetik Holdings LP, 6.63%, 12/15/28(a)	USD27	27,197
MPLX LP
1.75%, 03/01/26	USD313	304,947
2.65%, 08/15/30	USD323	288,798
4.00%, 03/15/28	USD1,817	1,791,200
4.13%, 03/01/27	USD861	854,844
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD371	348,670
8.38%, 02/15/32(a)	USD279	254,373
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD31	31,239
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD35	33,457
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD2,485	2,467,406
5.00%, 03/15/27	USD10,055	10,125,290
Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD65	$63,195
7.38%, 02/15/29(a)	USD213	212,224
Targa Resources Corp., 5.20%, 07/01/27	USD4,332	4,388,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30(e)	USD190	190,024
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD945	865,455
Venture Global LNG Inc.
8.38%, 06/01/31(a)(e)	USD419	404,048
9.50%, 02/01/29(a)	USD1,453	1,505,647
9.88%, 02/01/32(a)(e)	USD783	795,030
Williams Companies Inc. (The)
3.75%, 06/15/27	USD482	474,802
4.90%, 03/15/29(e)	USD278	280,864
		63,946,367
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(e)	USD84	74,498
CoreLogic Inc., 4.50%, 05/01/28(a)	USD697	659,582
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(e)	USD211	225,730
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(e)	USD27	27,732
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD55	52,992
		1,040,534
Real Estate Investment Trusts — 2.9%
American Tower Corp.
2.75%, 01/15/27	USD2,687	2,609,946
2.90%, 01/15/30	USD3,013	2,790,526
3.13%, 01/15/27	USD3,265	3,192,284
3.38%, 10/15/26	USD5,654	5,562,490
3.55%, 07/15/27	USD609	598,318
3.65%, 03/15/27	USD3,679	3,623,198
4.90%, 03/15/30	USD4,660	4,706,005
5.00%, 01/31/30(e)	USD726	737,528
5.20%, 02/15/29	USD1,273	1,301,893
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD38	36,869
Crown Castle Inc.
1.05%, 07/15/26	USD1,622	1,552,560
3.65%, 09/01/27	USD3,408	3,332,877
Equinix Inc.
1.00%, 09/15/25	USD2,518	2,482,631
1.45%, 05/15/26	USD3,444	3,331,607
1.55%, 03/15/28	USD892	823,676
1.80%, 07/15/27	USD2,345	2,218,283
2.00%, 05/15/28	USD4,857	4,530,898
2.15%, 07/15/30	USD2,095	1,853,131
3.20%, 11/18/29	USD7,781	7,320,445
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	USD59	55,431
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	USD598	563,694
5.30%, 01/15/29	USD1,191	1,189,841
5.38%, 04/15/26	USD7,653	7,632,423
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	USD58	56,266
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain Inc.
5.25%, 07/15/30(a)(e)	USD216	$209,318
7.00%, 02/15/29(a)(e)	USD580	595,720
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	USD46	44,814
7.00%, 07/15/31(a)	USD132	135,630
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	USD323	328,162
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD323	309,079
4.75%, 10/15/27	USD90	88,319
7.25%, 07/15/28(a)	USD222	228,149
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)(e)	USD65	63,729
SBA Communications Corp.
3.13%, 02/01/29(e)	USD132	122,295
3.88%, 02/15/27	USD48	46,958
Service Properties Trust, 8.63%, 11/15/31(a)	USD967	1,026,059
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(e)	USD27	26,486
6.50%, 07/01/30(a)	USD46	46,267
6.50%, 10/15/30(a)	USD270	272,425
7.25%, 04/01/29(a)	USD26	26,963
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	USD1,259	1,336,787
VICI Properties LP
4.75%, 02/15/28	USD2,742	2,742,877
4.75%, 04/01/28	USD3,481	3,480,897
4.95%, 02/15/30	USD3,208	3,185,361
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29(a)	USD603	577,439
4.13%, 08/15/30(a)(e)	USD3,728	3,516,771
4.25%, 12/01/26(a)	USD2,465	2,439,351
4.50%, 09/01/26(a)(e)	USD2,465	2,452,932
4.63%, 12/01/29(a)	USD5,383	5,228,274
5.75%, 02/01/27(a)	USD1,907	1,927,521
		92,561,403
Retail — 0.1%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	USD187	170,176
4.38%, 01/15/28(a)	USD575	556,655
Asbury Automotive Group Inc., 4.75%, 03/01/30	USD36	33,667
Beacon Roofing Supply Inc., 6.75%, 04/30/32(a)	USD424	425,097
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(a)	USD435	402,976
GYP Holdings III Corp., 4.63%, 05/01/29(a)	USD31	29,152
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD244	230,671
8.25%, 08/01/31(a)	USD179	187,214
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	USD27	28,613
		2,064,221
Semiconductors — 0.8%
Broadcom Inc.
4.11%, 09/15/28	USD4,750	4,710,732
4.15%, 02/15/28	USD1,309	1,304,086
4.15%, 11/15/30	USD4,840	4,717,265
4.75%, 04/15/29	USD1,387	1,399,512
4.80%, 04/15/28	USD1,935	1,963,034
5.05%, 07/12/29	USD7,119	7,258,376
Security	Par (000)	Value
Semiconductors (continued)
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)	USD1,747	$1,813,573
Intel Corp., 5.13%, 02/10/30	USD2,252	2,273,422
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30	USD287	265,656
		25,705,656
Software — 1.6%
AppLovin Corp., 5.13%, 12/01/29	USD16,474	16,609,285
Camelot Finance SA, 4.50%, 11/01/26(a)	USD160	157,650
Capstone Borrower Inc., 8.00%, 06/15/30(a)	USD387	395,355
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(e)	USD163	139,780
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(e)	USD25	22,135
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD943	889,829
4.88%, 07/01/29(a)	USD130	118,157
Cloud Software Group Inc., 6.50%, 03/31/29(a)(e)	USD2,947	2,948,058
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(e)	USD101	100,757
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	USD341	340,664
Fair Isaac Corp., 4.00%, 06/15/28(a)	USD62	59,457
Fidelity National Information Services Inc.
1.15%, 03/01/26	USD4,988	4,843,727
1.65%, 03/01/28(e)	USD599	553,956
Oracle Corp.
1.65%, 03/25/26	USD2,242	2,184,917
2.30%, 03/25/28	USD627	593,003
2.80%, 04/01/27(e)	USD1,725	1,678,351
2.95%, 05/15/25	USD4,356	4,352,901
3.25%, 11/15/27	USD479	466,419
4.20%, 09/27/29	USD2,721	2,681,441
Paychex Inc., 5.10%, 04/15/30	USD4,734	4,804,819
SS&C Technologies Inc., 5.50%, 09/30/27(a)	USD677	673,662
Synopsys Inc.
4.65%, 04/01/28	USD1,536	1,553,636
4.85%, 04/01/30	USD2,057	2,079,430
Twilio Inc., 3.63%, 03/15/29(e)	USD136	127,514
UKG Inc., 6.88%, 02/01/31(a)(e)	USD1,792	1,843,599
VMware LLC, 3.90%, 08/21/27	USD54	53,189
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(e)	USD102	93,726
		50,365,417
Telecommunications — 1.4%
AT&T Inc.
1.65%, 02/01/28	USD3,194	2,981,187
4.35%, 03/01/29	USD730	728,833
CommScope LLC
4.75%, 09/01/29(a)(e)	USD137	120,920
9.50%, 12/15/31(a)(e)	USD117	119,688
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD164	162,307
5.88%, 10/15/27(a)	USD105	104,881
8.63%, 03/15/31(a)	USD533	565,252
8.75%, 05/15/30(a)	USD52	54,435
Iliad Holding SASU
7.00%, 10/15/28(a)	USD200	202,438
8.50%, 04/15/31(a)	USD802	845,975
Level 3 Financing Inc.
10.50%, 04/15/29(a)	USD1,193	1,320,931
10.50%, 05/15/30(a)	USD297	321,078
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
10.75%, 12/15/30(a)	USD247	$273,455
11.00%, 11/15/29(a)	USD285	318,488
Motorola Solutions Inc., 4.60%, 05/23/29	USD119	119,028
NTT Finance Corp.
1.16%, 04/03/26(a)	USD200	194,211
1.59%, 04/03/28(a)	USD200	185,243
4.37%, 07/27/27(a)	USD1,931	1,934,243
Rogers Communications Inc.
3.20%, 03/15/27	USD5,170	5,055,485
5.00%, 02/15/29	USD4,303	4,339,917
T-Mobile USA Inc.
1.50%, 02/15/26	USD1,921	1,874,264
2.63%, 02/15/29	USD1,393	1,295,222
3.38%, 04/15/29	USD4,998	4,758,858
3.75%, 04/15/27	USD2,830	2,799,337
4.75%, 02/01/28	USD7,122	7,125,141
4.85%, 01/15/29	USD3,045	3,079,017
4.95%, 03/15/28	USD3,078	3,127,803
5.38%, 04/15/27	USD428	428,029
Viavi Solutions Inc., 3.75%, 10/01/29(a)	USD12	10,995
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(e)	USD769	787,240
		45,233,901
Transportation — 0.1%
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	USD169	171,231
Ryder System Inc.
4.90%, 12/01/29	USD49	49,135
5.25%, 06/01/28	USD92	94,045
5.30%, 03/15/27	USD3,312	3,359,467
5.50%, 06/01/29	USD159	163,190
5.65%, 03/01/28(e)	USD137	141,118
6.30%, 12/01/28	USD125	131,776
		4,109,962
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31(a)(e)	USD9,758	9,921,759
7.88%, 12/01/30(a)(e)	USD118	123,363
5.50%, 05/01/28(a)(e)	USD82	80,529
		10,125,651
Total Corporate Bonds & Notes — 35.4% (Cost: $1,129,925,568)		1,141,731,947
Foreign Government Obligations(g)
Canada — 0.1%
OMERS Finance Trust, 4.38%, 03/20/30(a)	$4,795	4,865,231
Total Foreign Government Obligations — 0.1% (Cost: $4,782,437)		4,865,231
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	1,010	1,052,283
Security	Par (000)	Value
Massachusetts — 0.1%
Massachusetts Educational Financing Authority RB, 6.35%, 07/01/49	$1,410	$1,410,650
Total Municipal Debt Obligations — 0.1% (Cost: $2,420,000)		2,462,933
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 4.0%
Federal National Mortgage Association, 5.81%, 06/01/31	10,290	10,854,168
Uniform Mortgage-Backed Securities
2.00%, 05/01/42	6,688	5,771,773
3.00%, 04/01/33	6,572	6,297,961
3.50%, 12/01/31	4,154	4,088,602
3.50%, 02/01/32	5,594	5,496,756
5.50%, 05/15/55(h)	96,805	96,596,020
		129,105,280
U.S. Government Obligations — 29.7%
U.S. Treasury Bill, 3.98%, 02/19/26(i)	64,810	62,811,961
U.S. Treasury Note/Bond
0.75%, 05/31/26	95,000	91,875,391
0.88%, 06/30/26	128,100	123,811,653
1.00%, 07/31/28	70,000	64,446,484
1.25%, 06/30/28	221,600	206,131,281
1.88%, 06/30/26(e)	20,200	19,752,602
2.13%, 05/31/26	107,600	105,624,531
3.88%, 03/15/28	104,300	105,155,585
4.38%, 08/31/28	91,000	93,136,367
4.50%, 07/15/26	86,300	86,980,960
		959,726,815
Total U.S. Government & Agency Obligations — 33.7% (Cost: $1,084,540,661)		1,088,832,095
Total Long-Term Investments — 102.7% (Cost: $3,289,532,743)		3,315,457,701
	Shares
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(j)(k)(l)	74,384,939	74,414,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)	11,930,000	11,930,000
Total Short-Term Securities — 2.7% (Cost: $86,343,556)		86,344,693
Total Investments — 105.4% (Cost: $3,375,876,299)		3,401,802,394
Liabilities in Excess of Other Assets — (5.4)%		(173,501,140)
Net Assets — 100.0%		$3,228,301,254

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	All or a portion of this security is on loan.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Represents or includes a TBA transaction.
(i)	Rates are discount rates or a range of discount rates as of period end.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$145,737,725	$—	$(71,249,708)(a)	$(54,330)	$(18,994)	$74,414,693	74,384,939	$126,157 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	103,390,000	—	(91,460,000)(a)	—	—	11,930,000	11,930,000	706,318	—
				$(54,330)	$(18,994)	$86,344,693		$832,475	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Long Gilt	68	06/26/25	$8,475	$104,704
2-Year U.S. Treasury Note	6,476	06/30/25	1,348,526	13,082,840
				13,187,544
Short Contracts
Euro Bund	(73)	06/06/25	10,898	(17,334)
Euro-Schatz	(33)	06/06/25	4,021	(21,900)
10-Year U.S. Treasury Note	(243)	06/18/25	27,315	(350,466)
10-Year U.S. Ultra Treasury Note	(380)	06/18/25	43,676	(592,632)
U.S. Long Bond	(80)	06/18/25	9,338	(46,379)
Ultra U.S. Treasury Bond	(25)	06/18/25	3,023	42,742
10-Year Canadian Bond	(126)	06/19/25	11,302	(36,512)
5-Year U.S. Treasury Note	(4,433)	06/30/25	484,721	(8,168,274)
				(9,190,755)
				$3,996,789
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,107,484	EUR	2,717,000	HSBC Bank PLC	06/18/25	$21,215
USD	3,531,503	CAD	5,000,000	Deutsche Bank Securities Inc.	05/09/25	(96,815)
EUR	6,404,000	USD	7,367,225	Morgan Stanley & Co. International PLC	06/18/25	(92,855)
GBP	7,860,000	USD	10,511,590	HSBC Bank PLC	06/18/25	(34,697)
GBP	538,000	USD	721,809	Morgan Stanley & Co. International PLC	06/18/25	(4,688)
USD	320,172	AUD	500,000	Barclays Bank PLC	06/18/25	(268)
USD	5,035,250	AUD	7,995,000	Deutsche Bank Securities Inc.	06/18/25	(88,588)
USD	540,054	AUD	844,000	State Street Bank & Trust Company	06/18/25	(849)
USD	71,674,279	EUR	65,351,000	State Street Bank & Trust Company	06/18/25	(2,558,604)
USD	2,216,284	GBP	1,705,000	Barclays Bank PLC	06/18/25	(56,376)
USD	72,564,801	GBP	55,968,000	Deutsche Bank Securities Inc.	06/18/25	(2,037,077)
USD	3,095,190	GBP	2,400,000	State Street Bank & Trust Company	06/18/25	(103,862)
						(5,074,679)
						$(5,053,464)
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.44.V1	1.00%	Quarterly	06/20/30	USD	16,820	$(248,207)	$(261,897)	$13,690
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	29,760	$1,076,946	$846,250	$230,696
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.05%	Annual	1-Day SOFR, 4.41%	Annual	6/02/25 (a)	11/15/34	USD	17,127	$(625,308)	$283	$(625,591)

(a)	Forward Swap.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$846,533	$(261,897)	$244,386	$(625,591)
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$13,230,287	$—	$13,230,287
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$21,215	$—	$—	$21,215
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps	$—	$244,386	$—	$—	$—	$—	$244,386
	$—	$244,386	$—	$21,215	$13,230,287	$—	$13,495,888
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$9,233,498	$—	$9,233,498
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$5,074,679	$—	$—	$5,074,679
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps	$—	$—	$—	$—	$625,591	$—	$625,591
	$—	$—	$—	$5,074,679	$9,859,089	$—	$14,933,768

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$455,863	$—	$455,863
Forward foreign currency exchange contracts	—	—	—	4,090,178	—	—	4,090,178
Swaps	—	424,074	—	—	1,923,368	—	2,347,442
	$—	$424,074	$—	$4,090,178	$2,379,231	$—	$6,893,483
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$1,495,265	$—	$1,495,265
Forward foreign currency exchange contracts	—	—	—	(8,761,935)	—	—	(8,761,935)
Swaps	—	151,128	—	—	(1,635,251)	—	(1,484,123)
	$—	$151,128	$—	$(8,761,935)	$(139,986)	$—	$(8,750,793)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,277,753,775
Average notional value of contracts — short	$492,291,779
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$30,934,308
Average amounts sold — in USD	$196,906,644
Credit default swaps:
Average notional value — buy protection	$34,447,500
Average notional value — sell protection	$14,880,000
Interest rate swaps:
Average notional value — pays fixed rate	$21,844,500
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$13,230,287	$9,233,498
Forward foreign currency exchange contracts	21,215	5,074,679
Swaps - centrally cleared	244,386	625,591
Total derivative assets and liabilities in the Statement of Assets and Liabilities	13,495,888	14,933,768
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(13,474,673)	(9,859,089)
Total derivative assets and liabilities subject to an MNA	$21,215	$5,074,679
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
HSBC Bank PLC	$21,215	$(21,215)	$—	$—	$—
	$21,215	$(21,215)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Barclays Bank PLC	$56,644	$—	$—	$—	$56,644
Deutsche Bank Securities Inc.	2,222,480	—	—	—	2,222,480
HSBC Bank PLC	34,697	(21,215)	—	—	13,482
Morgan Stanley & Co. International PLC	97,543	—	—	—	97,543
State Street Bank & Trust Company	2,663,315	—	—	—	2,663,315
	$5,074,679	$(21,215)	$—	$—	$5,053,464

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$541,124,457	$—	$541,124,457
Collateralized Mortgage Obligations	—	536,441,038	—	536,441,038
Corporate Bonds & Notes	—	1,141,731,947	—	1,141,731,947
Foreign Government Obligations	—	4,865,231	—	4,865,231
Municipal Debt Obligations	—	2,462,933	—	2,462,933
U.S. Government & Agency Obligations	—	1,088,832,095	—	1,088,832,095
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Short Duration Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$86,344,693	$—	$—	$86,344,693
	$86,344,693	$3,315,457,701	$—	$3,401,802,394
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$244,386	$—	$244,386
Foreign Currency Exchange Contracts	—	21,215	—	21,215
Interest Rate Contracts	13,230,287	—	—	13,230,287
Liabilities
Foreign Currency Exchange Contracts	—	(5,074,679)	—	(5,074,679)
Interest Rate Contracts	(9,233,498)	(625,591)	—	(9,859,089)
	$3,996,789	$(5,434,669)	$—	$(1,437,880)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, Class A, 4.95%, 10/15/27	$14,709	$14,736,569
BMW Vehicle Lease Trust, 4.75%, 07/27/26, (30-day Avg SOFR + 0.400%)(a)	2,041	2,040,831
BMW Vehicle Owner Trust
4.65%, 10/25/27, (30-day Avg SOFR + 0.300%)(a)	12,618	12,604,451
4.69%, 02/25/27, (30-day Avg SOFR + 0.340%)(a)	4,235	4,233,521
CarMax Auto Owner Trust
4.94%, 11/16/26, (30-day Avg SOFR + 0.600%)(a)	1,102	1,101,935
5.14%, 12/15/26, (30-day Avg SOFR + 0.800%)(a)	136	136,388
6.08%, 12/15/26	2,653	2,657,814
Chase Issuance Trust, 3.97%, 09/15/27	14,100	14,065,456
Citibank Credit Card Issuance Trust, 5.23%, 12/08/27	3,474	3,488,109
CNH Equipment Trust
4.67%, 08/15/28, (30-day Avg SOFR + 0.330%)(a)	20,148	20,128,982
4.74%, 10/15/27, (30-day Avg SOFR + 0.400%)(a)	3,959	3,959,459
5.42%, 10/15/27	4,532	4,542,052
Ford Credit Auto Lease Trust
4.75%, 08/15/27, (30-day Avg SOFR + 0.410%)(a)	7,559	7,552,535
5.18%, 02/15/27	3,256	3,261,600
Ford Credit Auto Owner Trust
4.59%, 10/15/27	12,748	12,758,719
4.70%, 01/15/27, (30-day Avg SOFR + 0.360%)(a)	4,272	4,270,684
4.75%, 12/15/27, (30-day Avg SOFR + 0.410%)(a)	13,135	13,121,560
5.40%, 04/15/27	6,589	6,608,891
Honda Auto Receivables Owner Trust
1.00%, 01/18/28	14,122	14,122,000
4.56%, 03/15/27	6,360	6,359,617
4.63%, 01/18/28	24,671	24,668,812
5.36%, 09/15/26	5,603	5,608,170
5.41%, 04/15/26	244	243,717
Hyundai Auto Lease Securitization Trust
4.60%, 06/15/27(b)	18,902	18,928,506
4.79%, 10/15/26, (30-day Avg SOFR + 0.450%)(a)(b)	4,544	4,542,556
4.95%, 09/15/27(b)	9,294	9,293,490
5.05%, 09/15/27, (30-day Avg SOFR + 0.700%)(a)(b)	4,107	4,107,000
5.51%, 10/15/26(b)	9,246	9,266,626
Hyundai Auto Receivables Trust
4.33%, 12/15/27	12,694	12,690,686
4.53%, 09/15/27	13,093	13,091,019
4.68%, 12/15/27, (30-day Avg SOFR + 0.340%)(a)	12,503	12,485,326
4.71%, 06/15/27, (30-day Avg SOFR + 0.370%)(a)	6,152	6,148,960
Mercedes-Benz Auto Receivables Trust, 5.92%, 11/16/26	1,424	1,425,585
Nissan Auto Lease Trust, 4.60%, 11/15/27	20,075	20,106,271
Security	Par (000)	Value
Nissan Auto Receivables Owner Trust, 4.51%, 06/15/27	$11,444	$11,437,359
Porsche Financial Auto Securitization Trust, 4.45%, 01/24/28(b)	10,274	10,264,612
Toyota Auto Receivables Owner Trust
4.55%, 08/16/27	5,705	5,705,009
4.69%, 12/15/26, (30-day Avg SOFR + 0.350%)(a)	7,170	7,169,623
4.89%, 11/16/26, (30-day Avg SOFR + 0.550%)(a)	3,327	3,328,762
4.89%, 03/15/28, (30-day Avg SOFR + 0.540%)(a)	14,286	14,286,000
Toyota Lease Owner Trust, 4.75%, 07/20/26, (30-day Avg SOFR + 0.400%)(a)(b)	522	522,271
USAA Auto Owner Trust, 5.25%, 03/15/27(b)	6,211	6,221,366
Total Asset-Backed Securities — 5.9% (Cost: $353,227,416)		353,292,899
Certificates of Deposit
Bank of America NA, 4.69%, 04/02/26(a)	12,930	12,916,870
Bank Of America NA, 4.78%, 05/06/26(a)	6,300	6,299,736
Bank of Montreal, 5.50%, 06/11/25	28,500	28,529,763
Bank of Montreal/Chicago, 4.83%, 05/20/26(a)	25,000	25,004,954
Bank of Montreal/Chicago IL, 4.76%, 11/17/25, (1-day SOFR + 0.400%)(a)	29,450	29,457,772
Barclays Bank PLC/New York, 4.80%, 04/21/26(a)	15,000	14,997,761
BNP Paribas SA/New York
4.41%, 02/19/26	20,000	20,037,520
4.61%, 11/20/25(a)	20,000	19,992,694
5.10%, 07/30/25	35,140	35,185,636
Canadian Imperial Bank of Commerce, 4.50%, 10/09/25	8,390	8,390,935
Canadian Imperial Bank of Commerce/New York
4.66%, 02/09/26, (1-day SOFR + 0.300%)(a)	28,500	28,489,957
4.71%, 09/23/25, (1-day SOFR + 0.350%)(a)	22,750	22,759,830
4.71%, 11/12/25(a)	32,000	32,006,784
4.83%, 05/21/26(a)	5,000	5,001,514
Citibank NA
4.70%, 09/19/25, (1-day SOFR + 0.340%)(a)	40,000	40,012,652
4.75%, 03/27/26	22,820	22,821,844
Credit Agricole Corporate & Investment Bank SA
4.40%, 10/07/25	15,000	14,993,909
4.51%, 11/12/25	10,000	10,005,657
4.54%, 10/09/25	25,500	25,510,649
5.50%, 06/02/25	15,000	15,012,958
5.55%, 05/30/25	6,000	6,004,912
Credit Agricole Corporate and Investment Bank/New York, 4.65%, 06/20/25, (1-day SOFR + 0.290%)(a)	25,000	25,007,062
Deutsche Bank AG/New York, 4.76%, 05/22/25, (1-day SOFR + 0.400%)(a)	20,000	20,003,300
DZ Bank AG (New York Branch), 4.46%, 09/25/25	9,570	9,572,846
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 4.50%, 06/11/25	10,000	10,000,692
Lloyds Bank Corporate
5.10%, 07/25/25	15,000	15,018,694
5.51%, 05/27/25	28,000	28,019,163
Mitsubishi UFJ Trust & Banking Corp./New York, 4.67%, 03/03/26	25,000	24,989,125
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mizuho Bank Ltd./New York
4.60%, 11/07/25	$18,000	$18,018,997
4.61%, 01/14/26	13,000	13,025,162
Mizuho Bank Ltd/New York
4.68%, 03/11/26(a)	39,160	39,170,103
4.70%, 02/18/26(a)	21,000	20,992,253
MUFG Bank Ltd./New York
4.61%, 11/26/25(a)	22,000	21,986,831
4.61%, 12/03/25(a)	22,300	22,285,793
Natixis SA, 5.55%, 05/30/25	34,000	34,026,942
Nordea Bank Abp/New York, 4.57%, 12/17/25(a)	7,070	7,066,376
Oversea-Chinese Banking Corp. Ltd./New York, 4.60%, 11/04/25(a)	25,000	24,988,325
Royal Bank of Canada, 4.50%, 10/07/25	27,335	27,342,039
Standard Chartered Bank (New York Branch), 4.60%, 02/11/26	25,270	25,327,310
Sumitomo Mitsui Banking Corp./New York, 4.59%, 05/12/25, (1-day SOFR + 0.230%)(a)	15,000	15,000,559
Svenska Handelsbanken AB/New York
4.48%, 09/10/25	23,390	23,394,175
4.61%, 11/12/25	14,000	14,013,210
Svenska Handelsbanken/New York
4.57%, 12/12/25(a)	15,000	14,989,727
4.74%, 04/30/26(a)	8,020	8,018,410
4.76%, 04/22/26(a)	19,250	19,250,776
Toronto-Dominion Bank, 4.54%, 03/04/26	8,320	8,338,073
Toronto-Dominion Bank/New York
4.50%, 10/07/25	11,000	11,001,244
4.71%, 09/22/25, (1-day SOFR + 0.350%)(a)	16,530	16,537,746
4.81%, 05/04/26(a)	7,720	7,723,749
5.42%, 07/03/25	15,000	15,019,885
UBS AG/Stamford CT, 4.76%, 11/03/25(a)	15,000	15,001,069
Total Certificates of Deposit — 16.3% (Cost: $978,215,494)		978,563,943
Commercial Paper
AbbVie Inc., 4.65%, 05/20/25	34,500	34,411,159
American Electric Power Co. Inc., 4.63%, 05/16/25	17,750	17,713,543
American Honda Finance Corp.
4.59%, 05/12/25	6,500	6,490,063
4.70%, 06/04/25	12,250	12,194,263
4.74%, 06/23/25	7,870	7,814,398
Aon Corp., 4.59%, 05/20/25	13,000	12,966,957
Australia & New Zealand Banking Group Ltd., 4.35%, 06/26/25	26,830	26,646,526
Bank of Montreal, 4.70%, 09/11/25(a)(b)	35,000	35,005,297
Bay Square FDG LLC, 4.78%, 10/01/25(a)	13,500	13,490,280
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 05/12/25	26,000	25,961,395
BofA Securities Inc.
4.43%, 06/06/25	20,000	19,909,412
4.45%, 06/17/25	17,500	17,396,867
4.45%, 09/19/25	14,000	13,758,569
4.46%, 06/24/25	20,000	19,864,588
4.48%, 07/25/25	29,270	28,960,148
Broadcom Inc.
4.66%, 05/20/25	23,385	23,324,639
4.69%, 05/28/25	3,780	3,766,259
Brookfield BRP Holdings Canada Inc., 4.57%, 05/01/25	19,420	19,417,538
Security	Par (000)	Value
Canadian Imperial Bank of Commerce, 4.22%, 02/12/26	$8,820	$8,531,708
CDP Financial Inc., 4.40%, 07/07/25	28,500	28,264,892
Cisco Systems Inc., 4.30%, 05/02/25	20,540	20,535,091
Citigroup Global Markets Inc., 4.39%, 06/03/25	17,000	16,929,773
DTE Electric Co.
4.46%, 05/12/25	33,051	33,001,926
4.47%, 05/20/25	24,500	24,439,277
eBay Inc., 4.71%, 07/22/25	10,650	10,535,635
Equitable Short Term Funding LLC, 4.31%, 12/15/25	25,925	25,233,544
Evergy Kansas Central Inc., 4.57%, 05/01/25	10,000	9,998,732
Extra Space Storage LP
4.64%, 05/01/25	24,090	24,086,892
4.74%, 05/20/25	11,225	11,195,543
4.77%, 05/29/25	15,000	14,942,526
4.78%, 06/04/25	32,230	32,080,846
Fiserv Inc.
4.59%, 05/01/25	8,250	8,248,947
4.61%, 05/07/25	8,750	8,742,157
Helvetica Funding Co. LLC, 4.45%, 07/23/25	28,670	28,375,120
HSBC Bank PLC, 4.79%, 02/24/26	8,000	7,995,438
HSBC USA Inc.
4.38%, 02/03/26	23,000	22,244,464
4.47%, 06/06/25	13,220	13,159,569
Illinois Tool Works Inc., 4.36%, 05/27/25	15,000	14,951,093
ING U.S. Funding LLC
4.37%, 10/07/25	20,000	19,618,666
4.71%, 11/14/25	15,000	14,993,768
4.76%, 12/23/25	35,000	34,974,950
Intrepid Funding Co. LLC, 4.41%, 06/13/25	7,900	7,857,619
Keurig Dr. Pepper Inc.
4.60%, 05/08/25	38,060	38,021,152
4.62%, 05/13/25	19,000	18,968,382
LSEGA Financing PLC, 4.47%, 05/21/25	5,750	5,735,033
Macquarie Bank Ltd.
4.24%, 03/19/26	6,560	6,319,681
4.46%, 06/24/25, (1-day SOFR + 0.400%)(a)(b)	40,400	40,417,093
4.47%, 07/24/25	33,920	33,565,607
4.47%, 07/29/25	28,400	28,086,180
Mainbeach Funding LLC, 4.47%, 08/27/25	9,415	9,278,033
Marubeni Finance America LLC, 4.75%, 05/23/25	29,840	29,749,716
National Bank of Canada
4.36%, 05/23/25	10,000	9,972,247
4.37%, 11/04/25	14,660	14,332,655
4.38%, 06/05/25	10,000	9,956,440
4.39%, 06/12/25	15,510	15,429,171
4.69%, 12/24/25	28,630	28,626,221
National Grid North America Inc., 4.68%, 05/28/25	10,910	10,870,432
NatWest Markets PLC, 4.41%, 06/24/25	22,000	21,852,615
NiSource Inc., 4.57%, 05/02/25	9,500	9,497,589
Norfina Ltd., 4.40%, 09/08/25	12,900	12,696,813
Northrop Grumman Corp.
4.59%, 05/08/25	24,000	23,975,556
4.63%, 05/20/25	27,250	27,180,066
4.66%, 05/28/25	24,500	24,411,508
NTT Finance Americas Inc., 4.59%, 07/24/25	23,250	23,000,681
Nutrien Ltd., 4.61%, 05/01/25	11,000	10,998,591
Oversea-Chinese Banking Corp. Ltd., 4.61%, 09/18/25	10,200	10,195,267
Paradelle Funding LLC, 4.40%, 05/30/25	41,000	40,850,350
Penske Truck Leasing Co. LP, 4.72%, 05/12/25	14,800	14,776,763
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
PPG Industries Inc.
4.61%, 05/12/25	$9,950	$9,934,726
4.62%, 05/14/25	6,560	6,548,236
PPL Capital Funding Inc., 4.61%, 05/12/25	22,355	22,320,667
RTX Corp., 4.67%, 05/19/25	74,670	74,486,491
RWE AG, 4.72%, 05/02/25	33,920	33,911,113
Ryder System Inc., 4.60%, 05/08/25	5,000	4,994,896
Salisbury Receivables Co. LLC
4.41%, 07/09/25	21,350	21,168,307
4.42%, 08/01/25	31,270	30,917,190
4.63%, 11/03/25	45,950	44,900,655
Skandinaviska Enskilda Banken AB, 4.80%, 04/22/26	20,350	20,352,609
Spire Inc.
4.62%, 05/13/25	36,750	36,688,811
4.64%, 05/19/25	10,175	10,150,127
4.69%, 06/03/25	6,990	6,959,170
Svenska Handelsbanken AB, 4.47%, 07/18/25(a)(b)	23,250	23,257,005
Swedbank AB, 4.59%, 10/01/25(a)(b)	30,370	30,384,608
Tyco Electronics Group SA
4.59%, 05/07/25	4,850	4,845,671
4.62%, 05/13/25	8,250	8,236,264
UBS AG/London, 4.50%, 08/06/25(a)(b)	10,000	10,006,965
Virginia Electric and Power Co., 4.46%, 05/12/25	31,895	31,847,642
Vulcan Materials Co., 4.65%, 05/20/25	7,250	7,231,323
VW Credit Inc.
4.67%, 05/08/25	45,720	45,672,620
4.69%, 06/02/25	29,000	28,875,857
Washington Morgan Capital Co. LLC, 4.70%, 12/19/25	25,000	24,993,975
Waste Management Inc.
4.62%, 05/13/25	8,750	8,735,439
4.64%, 05/19/25	12,750	12,718,867
Western Union Co. (The), 4.59%, 05/01/25	15,250	15,248,054
Westpac Banking Corp., 4.69%, 12/18/25	26,000	25,986,875
Westpac Securities NZ Ltd./London, 4.41%, 10/30/25	25,000	24,451,678
Total Commercial Paper — 32.1% (Cost: $1,924,440,347)		1,924,619,760
Corporate Bonds & Notes
Aerospace & Defense — 0.3%
General Dynamics Corp., 3.50%, 04/01/27(c)	6,265	6,217,373
Lockheed Martin Corp., 4.95%, 10/15/25	6,195	6,206,814
RTX Corp., 5.00%, 02/27/26(c)	5,590	5,612,008
		18,036,195
Agriculture — 0.2%
Cargill Inc., 4.88%, 10/10/25(b)(c)	14,235	14,253,388
Auto Manufacturers — 6.4%
American Honda Finance Corp.
4.40%, 10/05/26	13,820	13,810,682
4.83%, 01/12/26, (1-day SOFR + 0.500%)(a)(c)	14,260	14,240,743
4.90%, 05/21/26, (1-day SOFR + 0.550%)(a)	10,955	10,941,117
4.95%, 08/14/25, (1-day SOFR + 0.600%)(a)	29,460	29,466,816
5.06%, 10/05/26, (1-day SOFR Index + 0.720%)(a)(c)	10,000	10,002,931
BMW U.S. Capital LLC
4.65%, 08/13/26(b)(c)	5,695	5,710,127
5.15%, 08/13/26, (1-day SOFR Index + 0.800%)(a)(b)	13,660	13,677,048
Security	Par (000)	Value
Auto Manufacturers (continued)
Daimler Truck Finance North America LLC
4.95%, 01/13/28(b)(c)	$8,705	$8,772,439
5.00%, 01/15/27(b)	10,660	10,732,644
Daimler Trucks Finance North America LLC, 5.60%, 08/08/25(b)	10,155	10,166,227
Hyundai Capital America
4.30%, 09/24/27(b)	13,825	13,651,423
4.85%, 03/25/27(b)(c)	14,215	14,231,796
5.25%, 01/08/27(b)(c)	12,500	12,586,497
5.38%, 09/24/27, (1-day SOFR + 1.030%)(a)(b)	13,825	13,700,575
5.45%, 06/24/26(b)	8,765	8,841,429
5.51%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)	14,525	14,551,605
5.80%, 06/26/25(b)	7,590	7,597,915
5.95%, 09/21/26(b)(c)	15,400	15,639,198
6.25%, 11/03/25(b)(c)	15,600	15,696,063
Mercedes-Benz Finance North America LLC
4.88%, 07/31/26(b)(c)	13,690	13,759,005
4.90%, 01/09/26(b)	15,240	15,287,524
5.02%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)(c)	15,240	15,242,419
5.38%, 08/01/25(b)	15,290	15,305,865
Toyota Motor Credit Corp.
3.65%, 08/18/25	13,145	13,116,829
4.35%, 10/08/27(c)	13,670	13,723,838
4.79%, 04/10/26, (1-day SOFR Index + 0.450%)(a)(c)	13,670	13,655,236
5.20%, 05/15/26(c)	13,955	14,092,310
Volkswagen Group of America Finance LLC
5.18%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)	14,160	14,157,593
5.80%, 09/12/25(b)(c)	10,000	10,023,231
		382,381,125
Banks — 12.7%
ASB Bank Ltd., 5.35%, 06/15/26(b)	13,000	13,165,311
Australia & New Zealand Banking Group Ltd.
5.09%, 12/08/25	10,810	10,856,878
5.10%, 07/03/25, (1-day SOFR + 0.750%)(a)(b)	14,655	14,667,270
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27(c)	15,240	15,407,388
5.67%, 10/03/25	15,000	15,078,323
Banque Federative du Credit Mutuel SA
4.94%, 01/26/26(b)	17,400	17,451,550
5.09%, 01/23/27(b)(c)	15,260	15,413,425
BPCE SA
5.10%, 01/26/26(b)(c)	15,230	15,257,115
5.20%, 01/18/27(b)(c)	9,455	9,587,664
Citibank NA
5.07%, 08/06/26, (1-day SOFR + 0.708%)(a)(c)	8,400	8,396,053
5.16%, 09/29/25, (1-day SOFR + 0.805%)(a)	15,440	15,457,475
5.49%, 12/04/26	15,380	15,671,237
Commonwealth Bank of Australia, 4.81%, 11/27/26, (1-day SOFR + 0.460%)(a)(b)(c)	13,900	13,891,507
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	14,015	14,146,454
5.50%, 09/12/25	15,210	15,267,636
Cooperatieve Rabobank UA/New York, 5.50%, 07/18/25(c)	15,300	15,327,292
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28(c)	26,305	26,841,651
Deutsche Bank AG/New York, 4.16%, 05/13/25	6,905	6,903,490
Goldman Sachs Bank USA/New York
5.11%, 03/18/27, (1-day SOFR + 0.770%)(a)	14,180	14,143,090
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	14,180	14,274,975
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The), 3.75%, 05/22/25	$10,330	$10,323,556
JPMorgan Chase & Co., 1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	12,000	11,665,558
JPMorgan Chase Bank NA, 5.11%, 12/08/26	12,000	12,180,013
KeyBank NA, 4.70%, 01/26/26	3,275	3,269,872
KeyBank NA/Cleveland OH, 4.15%, 08/08/25	5,370	5,359,537
Macquarie Bank Ltd., 5.39%, 12/07/26(b)	6,210	6,319,128
Mitsubishi UFJ Financial Group Inc., 1.41%, 07/17/25	14,200	14,103,257
Morgan Stanley, 4.68%, 07/17/26, (1-day SOFR + 1.669%)(a)	8,560	8,557,788
Morgan Stanley Bank NA, 5.48%, 07/16/25(c)	7,520	7,529,345
National Australia Bank Ltd.
4.85%, 03/06/28, (1-day SOFR + 0.500%)(a)(b)	13,400	13,295,440
4.88%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	15,220	15,214,412
National Australia Bank Ltd./New York
4.75%, 12/10/25(c)	10,290	10,309,562
4.97%, 01/12/26(c)	17,800	17,874,371
5.20%, 05/13/25	13,305	13,307,384
National Securities Clearing Corp., 5.15%, 05/30/25(b)	5,105	5,107,187
NatWest Markets PLC, 4.79%, 03/21/28(b)	22,400	22,551,512
Nordea Bank Abp
3.60%, 06/06/25(b)(c)	10,665	10,651,149
4.75%, 09/22/25(b)(c)	16,900	16,913,511
5.04%, 03/17/28, (1-day SOFR + 0.700%)(a)(b)	11,765	11,742,822
PNC Bank N.A., 4.82%, 01/15/27, (1-day SOFR + 0.500%)(a)	13,805	13,790,049
Societe Generale SA, 4.35%, 06/13/25(b)(c)	15,000	14,989,864
State Street Bank & Trust Co., 4.81%, 11/25/26, (1-day SOFR + 0.460%)(a)(c)	5,720	5,713,962
Sumitomo Mitsui Financial Group Inc., 5.46%, 01/13/26	17,800	17,918,516
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/10/27(b)	13,820	13,866,760
5.65%, 09/14/26(b)	12,000	12,215,473
Svenska Handelsbanken AB, 3.65%, 06/10/25(b)(c)	15,900	15,884,417
Toronto-Dominion Bank (The), 4.83%, 08/29/25, (1-day SOFR + 0.480%)(a)(c)	18,460	18,474,833
UBS AG, 5.27%, 09/11/25, (1-day SOFR + 0.930%)(a)	8,000	8,008,696
UBS AG/London, 5.80%, 09/11/25	8,000	8,030,699
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)(c)	16,755	16,869,371
United Overseas Bank Ltd., 4.94%, 04/02/28, (1-day SOFR Index + 0.580%)(a)(b)(c)	14,125	14,121,328
Wells Fargo & Co.
5.09%, 01/24/28, (1-day SOFR + 0.780%)(a)	13,160	13,094,115
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	9,200	9,261,242
Wells Fargo Bank NA
4.81%, 01/15/26	15,250	15,294,184
5.03%, 01/15/26, (1-day SOFR + 0.710%)(a)	15,250	15,273,485
5.55%, 08/01/25	15,230	15,254,856
Westpac Banking Corp.
4.85%, 03/06/28, (1-day SOFR + 0.500%)(a)(b)	13,570	13,465,092
5.07%, 11/17/25, (1-day SOFR + 0.720%)(a)	15,440	15,466,741
		760,474,871
Beverages — 0.3%
PepsiCo Inc., 5.25%, 11/10/25	15,440	15,515,046
Security	Par (000)	Value
Commercial Services — 0.3%
PayPal Holdings Inc.
4.45%, 03/06/28(c)	$6,610	$6,683,129
5.02%, 03/06/28, (1-day SOFR + 0.670%)(a)(c)	10,625	10,626,445
		17,309,574
Computers — 0.6%
Accenture Capital Inc., 3.90%, 10/04/27(c)	9,390	9,380,679
International Business Machines Corp., 3.30%, 05/15/26	27,435	27,128,725
		36,509,404
Diversified Financial Services — 0.6%
American Express Co.
5.06%, 04/23/27, (1-day SOFR + 0.750%)(a)(c)	13,960	13,969,898
6.34%, 10/30/26, (1-day SOFR + 1.330%)(a)	15,700	15,840,046
CDP Financial Inc., 4.50%, 02/13/26(b)	9,219	9,240,837
		39,050,781
Electric — 2.0%
Florida Power & Light Co., 4.45%, 05/15/26(c)	7,965	7,974,984
National Rural Utilities Cooperative Finance Corp.
4.75%, 02/07/28(c)	6,125	6,220,693
5.06%, 05/07/25, (1-day SOFR + 0.700%)(a)	15,580	15,580,752
NextEra Energy Capital Holdings Inc.
4.85%, 02/04/28(c)	10,270	10,432,690
5.09%, 01/29/26, (1-day SOFR Index + 0.760%)(a)	15,380	15,387,621
5.75%, 09/01/25	40,600	40,726,752
WEC Energy Group Inc.
4.75%, 01/09/26(c)	10,000	10,009,963
5.00%, 09/27/25	7,465	7,466,943
Wisconsin Public Service Corp., 5.35%, 11/10/25(c)	8,520	8,557,486
		122,357,884
Electronics — 0.1%
Amphenol Corp.
4.75%, 03/30/26	2,840	2,846,594
5.05%, 04/05/27(c)	5,800	5,905,081
		8,751,675
Environmental Control — 0.2%
Waste Management Inc., 4.95%, 07/03/27	9,390	9,565,238
Food — 0.9%
Mars Inc., 4.45%, 03/01/27(b)(c)	17,705	17,811,874
Nestle Holdings Inc., 4.00%, 09/12/25(b)(c)	17,000	16,969,950
Walmart Inc., 3.90%, 09/09/25	20,000	19,959,999
		54,741,823
Health Care - Products — 0.6%
Stryker Corp., 4.55%, 02/10/27(c)	26,280	26,413,257
Thermo Fisher Scientific Inc., 5.00%, 12/05/26(c)	10,000	10,112,863
		36,526,120
Health Care - Services — 0.3%
Roche Holdings Inc., 5.27%, 11/13/26(b)	13,170	13,406,889
UnitedHealth Group Inc., 4.75%, 07/15/26(c)	3,995	4,025,336
		17,432,225
Insurance — 5.6%
Athene Global Funding
5.07%, 07/16/26, (1-day SOFR Index + 0.750%)(a)(b)	18,505	18,464,365
5.30%, 03/06/28, (1-day SOFR Index + 0.950%)(a)(b)	48,025	47,769,658
MassMutual Global Funding II
4.15%, 08/26/25(b)(c)	7,302	7,292,841
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.30%, 10/22/27(b)(c)	$9,274	$9,289,062
4.45%, 03/27/28(b)(c)	28,446	28,662,761
5.32%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)(c)	15,252	15,337,820
Metropolitan Life Global Funding I, 5.00%, 01/06/26(b)	10,000	10,037,438
New York Life Global Funding
3.60%, 08/05/25(b)	16,500	16,452,896
4.90%, 01/16/26, (1-day SOFR Index + 0.580%)(a)(b)(c)	25,000	25,037,910
5.04%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)(c)	18,500	18,509,364
Northwestern Mutual Global Funding
4.00%, 07/01/25(b)	16,300	16,279,996
4.49%, 03/21/28(b)	20,970	21,103,277
5.04%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)	15,400	15,405,547
Pacific Life Global Funding II
4.84%, 02/04/27, (1-day SOFR + 0.480%)(a)(b)(c)	23,140	23,077,337
5.20%, 06/16/25, (1-day SOFR Index + 0.860%)(a)(b)(c)	14,705	14,713,414
Pricoa Global Funding I, 4.40%, 08/27/27(b)(c)	8,500	8,513,935
Principal Life Global Funding II, 4.60%, 08/19/27(b)	13,570	13,647,142
Protective Life Global Funding
4.99%, 01/12/27(b)(c)	15,250	15,425,994
5.37%, 01/06/26(b)(c)	10,000	10,048,469
		335,069,226
Internet — 0.3%
eBay Inc., 5.90%, 11/22/25	17,600	17,700,505
Machinery — 1.8%
Caterpillar Financial Services Corp.
4.35%, 05/15/26	15,800	15,821,384
4.50%, 01/07/27	13,130	13,237,693
4.72%, 01/07/27, (1-day SOFR + 0.380%)(a)(c)	10,545	10,517,731
John Deere Capital Corp.
3.40%, 06/06/25	10,390	10,376,451
4.20%, 07/15/27	5,820	5,849,125
4.80%, 10/22/25, (1-day SOFR + 0.480%)(a)(c)	15,240	15,250,668
4.80%, 01/09/26(c)	17,800	17,865,295
4.95%, 06/06/25	7,020	7,020,727
Series ., 4.50%, 01/08/27(c)	13,130	13,241,880
		109,180,954
Mining — 0.2%
Rio Tinto Finance USA PLC
4.38%, 03/12/27(c)	5,585	5,613,039
5.18%, 03/14/28, (1-day SOFR Index + 0.840%)(a)	7,450	7,457,450
		13,070,489
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., 4.84%, 02/20/26, (1-day SOFR + 0.490%)(a)	8,820	8,819,285
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	31,500	31,500,143
		40,319,428
Pipelines — 0.2%
Enterprise Products Operating LLC, 5.05%, 01/10/26	12,365	12,415,362
Real Estate Investment Trusts — 0.2%
Public Storage Operating Co., 4.91%, 07/25/25, (1-day SOFR Index + 0.600%)(a)	11,250	11,256,863
Security	Par (000)	Value
Retail — 0.9%
Home Depot Inc. (The)
4.00%, 09/15/25	$5,170	$5,161,206
5.15%, 06/25/26	12,655	12,813,778
Lowe's Companies Inc.
4.40%, 09/08/25	11,510	11,500,645
4.80%, 04/01/26(c)	6,660	6,673,435
Starbucks Corp., 4.85%, 02/08/27	14,940	15,067,673
		51,216,737
Semiconductors — 0.2%
Advanced Micro Devices Inc., 4.21%, 09/24/26	14,045	14,103,856
Software — 0.2%
Intuit Inc., 5.25%, 09/15/26	11,165	11,325,234
Telecommunications — 0.5%
NBN Co. Ltd., 4.00%, 10/01/27(b)	27,660	27,514,645
Total Corporate Bonds & Notes — 36.3% (Cost: $2,168,954,149)		2,176,078,648
Municipal Debt Obligations
Illinois — 0.1%
State of Illinois GO, 5.25%, 05/01/25	5,865	5,865,051
New York — 0.0%
Taxable Municipal Funding Trust RB, 4.65%, 06/04/25(b)(d)	1,240	1,240,000
Total Municipal Debt Obligations — 0.1% (Cost $7,105,000)		7,105,051
Repurchase Agreements(e)
Bank of America Securities Inc., 4.62%, 05/01/25 (Purchased on 04/30/25 to be repurchased at $54,757,026, collateralized by non-agency mortgage-backed security, 2.70% to 7.07%, due 01/15/30 to 11/25/63, par and fair value of $127,098,409 and $58,582,500, respectively)	54,750	54,750,000
Bank of America Securities Inc., 4.83%, 05/1/25 (Purchased on 4/30/25 to be repurchased at $19,002,549, collateralized by non-agency mortgage-backed security, 2.84% to 8.13%, due 03/30/29 to 10/15/57, par and fair value of $30,993,856 and $20,133,971, respectively)	19,000	19,000,000
BNP Paribas, 4.73%, 05/01/25 (Purchased on 04/30/25 to be repurchased at $46,756,142, collateralized by non-agency mortgage-backed security, 2.80% to 14.75%, due 06/25/25 to 1/15/84, par and fair value of $52,135,867 and $51,084,183, respectively)	46,750	46,750,000
Citigroup Global Markets Inc, 4.67%, 05/01/25 (Purchased on 04/30/25 to be repurchased at $9,001,168, collateralized by non-agency mortgage-backed security, 2.20% to 5.39%, due 02/25/26 to 08/25/67, par and fair value of $14,575,549 and $10,352,801, respectively).	9,000	9,000,000
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Citigroup Global Markets Inc, 4.69%, 05/01/25 (Purchased on 04/30/25 to be repurchased at $12,001,563, collateralized by non-agency mortgage-backed security, 2.18% to 7.71%, due 02/25/26 to 10/25/67, par and fair value of $17,382,192 and $13,855,423, respectively)	$12,000	$12,000,000
Duetsche Bank Securities, 4.78%, 05/1/25 (Purchased on 04/30/25 to be repurchased at $30,003,983, collateralized by non-agency mortgage-backed security, 2.00% to 5.00%, due 01/08/26 to 12/01/54, par and fair value of $34,249,729 and $31,032,103, respectively)	30,000	30,000,000
Goldman Sachs & Co. LLC, 4.88%, 05/01/25 (Purchased on 04/30/25 to be repurchased at $90,012,200, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 1.79% to 11.40%, due 09/25/26 to 07/15/42, par and fair value of $114,552,770 and $94,509,330, respectively)	90,000	90,000,000
Mizuho Securities USA Inc., 4.78%, 05/01/25 (Purchased on 04/30/25 to be repurchased at $6,000,797, collateralized by non-agency mortgage-backed security, 5.61%, due 10/15/37, par and fair value of $6,313,005 and $6,300,000, respectively).	6,000	6,000,000
Mizuho Securities USA Inc., 4.88%, 05/01/25 (Purchased on 04/30/25 to be repurchased at $30,004,067, collateralized by non-agency mortgage-backed security, 4.50% to 7.24%, due 07/19/27 to 02/25/60, par and fair value of $51,220,063 and $31,538,416, respectively)	30,000	30,000,000
Morgan Stanley and Co LLC., 4.91%, 05/01/25 (Purchased on 4/30/25 to be repurchased at $35,004,774, collateralized by non-agency mortgage-backed security, 3.14% to 12.01%, due 08/5/27 to 11/25/67, par and fair value of $42,454,712 and $38,500,000, respectively)	35,000	35,000,000
Wells Fargo Securities, 4.78%, 05/1/25 (Purchased on 4/30/25 to be repurchased at $90,011950, collateralized by non-agency mortgage-backed security, 2.18% to 6.76%, due 05/15/26 to 11/15/64, par and fair value of $112,940,562 and $98,809,801, respectively)	90,000	90,000,000
Total Repurchase Agreements — 7.1% (Cost: $422,500,000)		422,500,000
Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 3.0%
U.S. Treasury Note/Bond
1.63%, 02/15/26(c)	$11,860	$11,639,633
3.50%, 09/30/26	13,825	13,779,097
3.75%, 08/31/26	27,420	27,408,218
4.13%, 10/31/26	41,195	41,429,940
4.75%, 07/31/25	30,890	30,920,890
4.88%, 11/30/25(c)	21,000	21,089,906
5.00%, 08/31/25	15,530	15,559,725
5.00%, 09/30/25(c)	15,500	15,547,469
Total U.S. Government Obligations — 3.0% (Cost: $176,497,368)		177,374,878
	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	96,331,802	96,370,335
Total Money Market Funds — 1.6% (Cost: $96,348,982)		96,370,335
Total Investments — 102.4% (Cost: $6,127,288,756)		6,135,905,514
Liabilities in Excess of Other Assets — (2.4)%		(142,292,105)
Net Assets — 100.0%		$5,993,613,409

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Ultra Short Duration Bond Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,164,428	$—	$(8,773,397)(a)	$(5,395)	$(15,301)	$96,370,335	96,331,802	$132,923 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	94,947	—
				$(5,395)	$(15,301)	$96,370,335		$227,870	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Asset-Backed Securities	$—	$353,292,899	$—	$353,292,899
Certificates of Deposit	—	978,563,943	—	978,563,943
Commercial Paper	—	1,924,619,760	—	1,924,619,760
Corporate Bonds & Notes	—	2,176,078,648	—	2,176,078,648
Municipal Debt Obligations	—	7,105,051	—	7,105,051
Repurchase Agreements	—	422,500,000	—	422,500,000
U.S. Government & Agency Obligations	—	177,374,878	—	177,374,878
Money Market Funds	96,370,335	—	—	96,370,335
	$96,370,335	$6,039,535,179	$—	$6,135,905,514
See notes to financial statements.
Schedule of Investments
32

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares Short Duration Bond Active ETF	iShares Ultra Short Duration Bond Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,315,457,701	$5,617,035,179
Investments, at value—affiliated(c)	86,344,693	96,370,335
Cash	493,691	52,792
Cash pledged:
Futures contracts	8,753,000	—
Centrally cleared swaps	3,255,000	—
Foreign currency, at value(d)	1,313,595	—
Repurchase agreements, at value—unaffiliated(e)	—	422,500,000
Receivables:
Investments sold	275,163,737	—
Securities lending income—affiliated	19,799	21,129
Dividends—affiliated	27,945	13,869,161
Interest—unaffiliated	20,950,858	24,217,827
Variation margin on futures contracts	202,584	—
Unrealized appreciation on forward foreign currency exchange contracts	21,215	—
Total assets	3,712,003,818	6,174,066,423
LIABILITIES
Cash received as collateral for TBA commitments	530,000	—
Collateral on securities loaned, at value	74,507,953	96,381,932
Payables:
Investments purchased	402,800,441	83,691,467
Investment advisory fees	657,494	379,615
Variation margin on centrally cleared swaps	131,997	—
Unrealized depreciation on forward foreign currency exchange contracts	5,074,679	—
Total liabilities	483,702,564	180,453,014
Commitments and contingent liabilities
NET ASSETS	$3,228,301,254	$5,993,613,409
NET ASSETS CONSIST OF
Paid-in capital	$3,213,940,672	$5,965,873,139
Accumulated earnings	14,360,582	27,740,270
NET ASSETS	$3,228,301,254	$5,993,613,409
NET ASSET VALUE
Shares outstanding	63,300,000	118,300,000
Net asset value	$51.00	$50.66
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$3,289,532,743	$5,608,439,774
(b) Securities loaned, at value	$72,113,883	$93,589,417
(c) Investments, at cost—affiliated	$86,343,556	$96,348,982
(d) Foreign currency, at cost	$1,316,101	$—
(e) Repurchase agreements, at cost—unaffiliated	$—	$422,500,000
See notes to financial statements.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares Short Duration Bond Active ETF	iShares Ultra Short Duration Bond Active ETF
INVESTMENT INCOME
Dividends—affiliated	$706,318	$94,947
Interest—unaffiliated	72,600,601	132,041,253
Securities lending income—affiliated—net	126,157	132,923
Foreign taxes withheld	(1,613)	—
Total investment income	73,431,463	132,269,123
EXPENSES
Investment advisory	3,780,022	2,180,625
Interest expense	—	1,865
Total expenses	3,780,022	2,182,490
Less:
Investment advisory fees waived	(14,342)	—
Total expenses after fees waived	3,765,680	2,182,490
Net investment income	69,665,783	130,086,633
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	10,539,589	1,003,747
Investments—affiliated	(54,330)	(5,395)
Forward foreign currency exchange contracts	4,090,178	—
Foreign currency transactions	(382,379)	—
Futures contracts	455,863	—
In-kind redemptions—unaffiliated(a)	310,114	—
Swaps	2,347,442	—
	17,306,477	998,352
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	11,243,484	(978,339)
Investments—affiliated	(18,994)	(15,301)
Forward foreign currency exchange contracts	(8,761,935)	—
Foreign currency translations	28,362	—
Futures contracts	1,495,265	—
Swaps	(1,484,123)	—
	2,502,059	(993,640)
Net realized and unrealized gain	19,808,536	4,712
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,474,319	$130,091,345
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
34

Statements of Changes in Net Assets

	iShares Short Duration Bond Active ETF		iShares Ultra Short Duration Bond Active ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$69,665,783	$149,705,912	$130,086,633	$299,271,761
Net realized gain	17,306,477	10,820,049	998,352	832,673
Net change in unrealized appreciation (depreciation)	2,502,059	46,835,031	(993,640)	34,912,696
Net increase in net assets resulting from operations	89,474,319	207,360,992	130,091,345	335,017,130
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(73,607,664)(b)	(156,915,541)	(131,293,445)(b)	(304,374,014)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	296,481,710	(259,447,864)	473,210,618	(741,291,296)
NET ASSETS
Total increase (decrease) in net assets	312,348,365	(209,002,413)	472,008,518	(710,648,180)
Beginning of period	2,915,952,889	3,124,955,302	5,521,604,891	6,232,253,071
End of period	$3,228,301,254	$2,915,952,889	$5,993,613,409	$5,521,604,891

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Short Duration Bond Active ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$50.76	$49.92	$49.16	$50.07	$50.15	$50.36
Net investment income(a)	1.16	2.52	2.00	0.58	0.38	0.91
Net realized and unrealized gain (loss)(b)	0.31	0.95	0.73	(0.95)	(0.03)	(0.16)
Net increase (decrease) from investment operations	1.47	3.47	2.73	(0.37)	0.35	0.75
Distributions from net investment income(c)	(1.23)(d)	(2.63)	(1.97)	(0.54)	(0.43)	(0.96)
Net asset value, end of period	$51.00	$50.76	$49.92	$49.16	$50.07	$50.15
Total Return(e)
Based on net asset value	2.96%(f)	7.10%	5.67%	(0.75)%	0.70%	1.51%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.61%(h)	4.99%	4.03%	1.17%	0.76%	1.81%
Supplemental Data
Net assets, end of period (000)	$3,228,301	$2,915,953	$3,124,955	$4,230,166	$4,854,200	$4,397,750
Portfolio turnover rate(i)	121%	164%	40%	44%	55%	67%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
36

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Ultra Short Duration Bond Active ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$50.68	$50.40	$49.99	$50.45	$50.54	$50.41
Net investment income(a)	1.20	2.64	2.21	0.61	0.22	0.69
Net realized and unrealized gain (loss)(b)	(0.01)	0.32	0.34	(0.60)	(0.07)	0.25
Net increase from investment operations	1.19	2.96	2.55	0.01	0.15	0.94
Distributions from net investment income(c)	(1.21)(d)	(2.68)	(2.14)	(0.47)	(0.24)	(0.81)
Net asset value, end of period	$50.66	$50.68	$50.40	$49.99	$50.45	$50.54
Total Return(e)
Based on net asset value	2.40%(f)	6.03%	5.22%	0.03%	0.29%	1.89%
Ratios to Average Net Assets(g)
Total expenses	0.08%(h)	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	4.77%(h)	5.24%	4.41%	1.22%	0.44%	1.36%
Supplemental Data
Net assets, end of period (000)	$5,993,613	$5,521,605	$6,232,253	$7,053,541	$5,806,662	$4,922,726
Portfolio turnover rate(i)	20%	59%	41%	27%	47%	54%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Short Duration Bond Active	Diversified
Ultra Short Duration Bond Active(a)	Diversified

(a)	Formerly the iShares Ultra Short Duration Bond Active ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign Taxes Withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Notes to Financial Statements
38

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
• Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared agreements, a third party custodian maintains accounts to hold collateral
Notes to Financial Statements
40

Notes to Financial Statements (unaudited) (continued)
for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
The following table summarizes the open repurchase agreements as of April 30, 2025 which are subject to offset under an MRA:
iShares ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received at value	Non-Cash Collateral Received at Fair Value	Net Amount
Ultra Short Duration Bond Active
Bank of America Securities Inc.	$73,750,000	$—	$73,750,000	$—
BNP Paribas	46,750,000	—	46,750,000	—
Citigroup Global Markets Inc.	21,000,000	—	21,000,000	—
Duetsche Bank Co. LLC	30,000,000	—	30,000,000	—
Goldman Sachs & Co. LLC	90,000,000	—	90,000,000	—
Mizuho Securities USA Inc.	36,000,000	—	36,000,000	—
Morgan Stanley Co. LLC	35,000,000	—	35,000,000	—
Wells Fargo Securities	90,000,000	—	90,000,000	—
	$422,500,000	$—	$422,500,000	$—
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Short Duration Bond Active
Barclays Bank PLC	$11,123,166	$(11,123,166)	$—	$—
BMO Capital Markets Corp.	259,796	(259,796)	—	—
BNP Paribas SA	2,642,763	(2,642,763)	—	—
BofA Securities, Inc.	957,265	(957,265)	—	—
Citadel Clearing LLC	54,830	(54,830)	—	—
Citigroup Global Markets, Inc.	114,693	(114,693)	—	—
Deutsche Bank Securities, Inc.	9,611,407	(9,611,407)	—	—
Goldman Sachs & Co. LLC	3,715,676	(3,715,676)	—	—
J.P. Morgan Securities LLC	4,596,390	(4,596,390)	—	—
Jefferies LLC	396,979	(396,979)	—	—
Morgan Stanley	26,913,826	(26,913,826)	—	—
Pershing LLC	297,063	(297,063)	—	—
RBC Capital Markets LLC	7,828,100	(7,828,100)	—	—
Scotia Capital (USA), Inc.	2,514,609	(2,514,609)	—	—
State Street Bank & Trust Co.	378,683	(378,683)	—	—
UBS Securities LLC	557,940	(557,940)	—	—
Wells Fargo Bank N.A.	63,471	(63,471)	—	—
Wells Fargo Securities LLC	87,226	(87,226)	—	—
	$72,113,883	$(72,113,883)	$—	$—
Ultra Short Duration Bond Active
Barclays Bank PLC	$4,385,110	$(4,385,110)	$—	$—
BMO Capital Markets Corp.	14,659,250	(14,659,250)	—	—
BNP Paribas SA	595,516	(595,516)	—	—
BofA Securities, Inc.	5,777,124	(5,777,124)	—	—
Goldman Sachs & Co. LLC	12,095,217	(12,095,217)	—	—
HSBC Securities (USA), Inc.	101,584	(101,584)	—	—
J.P. Morgan Securities LLC	18,525,500	(18,525,500)	—	—
Morgan Stanley and Co LLC	4,752,357	(4,752,357)	—	—
Nomura Securities International, Inc.	1,968,108	(1,968,108)	—	—
Toronto-Dominion Bank	22,899,738	(22,899,738)	—	—
UBS Securities LLC	1,601,679	(1,601,679)	—	—
Wells Fargo Securities LLC	6,228,234	(6,228,234)	—	—
	$93,589,417	$(93,589,417)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations
Notes to Financial Statements
42

Notes to Financial Statements (unaudited) (continued)
equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Short Duration Bond Active	0.25%
Ultra Short Duration Bond Active	0.08
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Short Duration Bond Active ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Short Duration Bond Active	$14,342
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the BlackRock Ultra Short-Term Bond ETF.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar
Notes to Financial Statements
44

Notes to Financial Statements (unaudited) (continued)
year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Short Duration Bond Active	$51,134
Ultra Short Duration Bond Active	50,968
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Short Duration Bond Active	$2,884,271,890	$3,069,129,631	$1,064,026,539	$614,181,527
Ultra Short Duration Bond Active	41,097,626	—	844,799,726	477,776,587
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Short Duration Bond Active	$—	$16,944,038
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Short Duration Bond Active	$(32,712,416)
Ultra Short Duration Bond Active	(4,031,985)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Duration Bond Active	$3,376,250,507	$45,299,355	$(21,185,348)	$24,114,007
Ultra Short Duration Bond Active	6,127,288,756	10,360,741	(1,743,983)	8,616,758
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Notes to Financial Statements
46

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Short Duration Bond Active
Shares sold	7,100,000	$359,731,264	1,100,000	$55,761,129
Shares redeemed	(1,250,000)	(63,249,554)	(6,250,000)	(315,208,993)
	5,850,000	$296,481,710	(5,150,000)	$(259,447,864)
Ultra Short Duration Bond Active
Shares sold	19,050,000	$963,374,053	6,900,000	$348,710,548
Shares redeemed	(9,700,000)	(490,163,435)	(21,600,000)	(1,090,001,844)
	9,350,000	$473,210,618	(14,700,000)	$(741,291,296)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
48

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
49
2025 iShares Semi-Annual Financial Statements and Additional Information

50

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares U.S. ETF Trust
• iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX Exchange
• iShares Inflation Hedged High Yield Bond ETF | HYGI | NYSE Arca
• iShares Inflation Hedged U.S. Aggregate Bond ETF | AGIH | NYSE Arca
• iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca
• iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
• iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca
• iShares Interest Rate Hedged U.S. Aggregate Bond ETF | AGRH | NYSE Arca

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	788,986	$85,194,708
Total Investment Companies (Cost: $87,264,293)		85,194,708
Short-Term Securities
Money Market Funds — 47.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	41,683,936	41,700,610
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	1,110,000	1,110,000
Total Short-Term Securities — 47.3% (Cost: $42,811,007)		42,810,610
Total Investments in Securities — 141.5% (Cost: $130,075,300)		128,005,318
Liabilities in Excess of Other Assets — (41.5)%		(37,533,423)
Net Assets — 100.0%		$90,471,895

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,533,030	$17,173,211 (a)	$—	$(2,096)	$(3,535)	$41,700,610	41,683,936	$96,765 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	840,000 (a)	—	—	—	1,110,000	1,110,000	11,698	—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	50,697,788	39,403,558	(4,907,473)	(749,251)	750,086	85,194,708	788,986	1,520,175	—
				$(751,347)	$746,551	$128,005,318		$1,628,638	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.04%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/25	USD	140	$1,653	$4	$1,649
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/26	USD	1,360	13,100	(322)	13,422
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	1,600	124,949	21	124,928
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,000	197,532	40	197,492
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	400	6,444	(117)	6,561
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/28	USD	5,360	50,629	(203)	50,832
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	USD	65	1,371	1	1,370
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	USD	380	5,772	5	5,767
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/28	USD	1,600	29,567	21	29,546
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/28	USD	1,150	23,008	15	22,993
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	70,001	19	69,982
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	USD	1,500	70,254	28	70,226
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/30/28	USD	1,000	3,856	14	3,842
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/29	USD	615	4,314	9	4,305
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/29	USD	600	2,646	(431)	3,077
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/29	USD	1,150	4,018	15	4,003
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/29	USD	108	236	78	158
2.22%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/29	USD	2,000	33,635	(458)	34,093
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/29	USD	300	$3,230	$(136)	$3,366
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/30	USD	8,850	46,502	1,026	45,476
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/22/30	USD	1,000	6,980	4,741	2,239
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	63,496	7,108	56,388
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	73,777	10	73,767
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	260,935	46	260,889
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	1,440	162,884	34	162,850
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	206,897	47	206,850
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	580	45,492	13	45,479
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	263,663	2,870	260,793
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/31	USD	600	7,513	(552)	8,065
2.25%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/31	USD	280	4,078	(64)	4,142
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/31	USD	345	2,529	(87)	2,616
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	15	901	—	901
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/32	USD	7,000	13,414	(1,062)	14,476
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/32	USD	940	(4,894)	17	(4,911)
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/18/32	USD	470	(4,376)	9	(4,385)
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/22/32	USD	1,000	7,243	5,352	1,891
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	USD	110	1,358	2	1,356
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	USD	45	$202	$1	$201
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	USD	98	746	2	744
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	USD	135	(170)	201	(371)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/33	USD	90	(573)	2	(575)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/34	USD	76	376	2	374
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/34	USD	250	312	6	306
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/18/34	USD	450	(1,430)	11	(1,441)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/34	USD	160	(369)	4	(373)
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/34	USD	240	(878)	6	(884)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/34	USD	266	(421)	58	(479)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/34	USD	76	(207)	2	(209)
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/34	USD	23	(104)	1	(105)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/34	USD	550	(4,309)	13	(4,322)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	273	(3,103)	(278)	(2,825)
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/34	USD	200	(3,435)	(91)	(3,344)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/34	USD	220	(3,546)	513	(4,059)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/34	USD	800	(9,240)	19	(9,259)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/34	USD	610	(8,604)	14	(8,618)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/34	USD	280	(3,185)	506	(3,691)
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/34	USD	445	$4,530	$(426)	$4,956
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/34	USD	140	1,842	7	1,835
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/34	USD	36	138	(21)	159
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/34	USD	65	(741)	(159)	(582)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/04/34	USD	518	458	12	446
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/35	USD	4,870	(10,237)	(2,020)	(8,217)
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/35	USD	127	(1,458)	3	(1,461)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/13/35	USD	100	(1,347)	226	(1,573)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/35	USD	250	(678)	(191)	(487)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/30/35	USD	600	(546)	14	(560)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	USD	3,050	95,126	88	95,038
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	USD	560	24,402	16	24,386
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/39	USD	40	252	(78)	330
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/39	USD	300	(5,464)	(1,149)	(4,315)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/40	USD	2,750	(22,078)	(6,335)	(15,743)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/18/40	USD	210	(4,446)	6	(4,452)
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	38,511	19	38,492
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	1,000	69,621	38	69,583
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	USD	300	23,162	4	23,158
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	USD	1,335	$27,280	$51	$27,229
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	USD	200	3,737	8	3,729
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	15	(264)	1	(265)
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/44	USD	40	(389)	93	(482)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/44	USD	45	(567)	2	(569)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/44	USD	63	(873)	2	(875)
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/44	USD	134	(2,407)	6	(2,413)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	100	(2,368)	4	(2,372)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	74	(1,755)	(132)	(1,623)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/44	USD	215	(5,271)	8	(5,279)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/44	USD	25	135	(51)	186
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/44	USD	100	(27)	(15)	(12)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/44	USD	80	(1,761)	(371)	(1,390)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/45	USD	3,000	(27,023)	(3,741)	(23,282)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/13/45	USD	50	(1,238)	131	(1,369)
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/45	USD	100	(432)	(29)	(403)
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/45	USD	100	370	4	366
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	USD	100	2,626	5	2,621
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	32,111	45	32,066
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/49	USD	70	$212	$(187)	$399
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/49	USD	156	290	7	283
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/49	USD	300	(632)	(339)	(293)
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	74,175	(11,790)	85,965
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/50	USD	1,370	(15,458)	(2,342)	(13,116)
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/30/50	USD	100	326	5	321
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	1,660	—	1,660
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	98,409	16,730	81,679
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	29,745	15	29,730
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	USD	1,000	46,463	49	46,414
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	USD	459	19,927	22	19,905
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	USD	99	(8)	4	(12)
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	USD	50	105	3	102
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/54	USD	90	(896)	4	(900)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/54	USD	19	(679)	1	(680)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/54	USD	60	(1,247)	215	(1,462)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/54	USD	33	(754)	1	(755)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/54	USD	44	(1,137)	2	(1,139)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/54	USD	72	(2,079)	3	(2,082)
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/54	USD	110	$(4,145)	$(355)	$(3,790)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/54	USD	100	(3,907)	5	(3,912)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/54	USD	92	(88)	(360)	272
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/54	USD	10	(12)	—	(12)
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/54	USD	29	(216)	(113)	(103)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/54	USD	200	(5,890)	(1,167)	(4,723)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/55	USD	1,520	(23,131)	(2,876)	(20,255)
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/55	USD	220	(869)	331	(1,200)
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/55	USD	200	1,200	10	1,190
							$2,210,964	$3,058	$2,207,906
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/05/30	USD	170	$1,668	$2	$1,666
4.26%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/14/30	USD	400	(17,804)	5	(17,809)
3.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/06/31	USD	200	(3,577)	2	(3,579)
3.25%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/06/32	USD	200	3,465	2	3,463
1-Day SOFR, 4.41%	Annual	4.20%	Annual	N/A	05/06/39	USD	10	454	850	(396)
3.17%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/09/48	USD	200	21,513	6	21,507
2.98%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/15/48	USD	100	13,652	3	13,649
3.07%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/05/48	USD	100	12,291	2	12,289
2.93%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/06/52	USD	200	30,944	7	30,937
2.99%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/05/53	USD	100	14,571	3	14,568
								$77,177	$882	$76,295
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$41,988	$(38,048)	$2,487,994	$(203,793)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$98,079	$2,389,915	$2,487,994
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$21,784	$182,009	$203,793

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$8,182	$(53,241)	$(45,059)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(3,575)	$19,485	$15,910
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$1,745,000
Average notional value — receives fixed rate	$10,000
Inflation swaps:
Average notional value – pays fixed rate	$88,497,200
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$85,194,708	$—	$—	$85,194,708
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$42,810,610	$—	$—	$42,810,610
	$128,005,318	$—	$—	$128,005,318
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,389,915	$—	$2,389,915
Interest Rate Contracts	—	98,079	—	98,079
Liabilities
Inflation Linked Contracts	—	(182,009)	—	(182,009)
Interest Rate Contracts	—	(21,784)	—	(21,784)
	$—	$2,284,201	$—	$2,284,201

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments (unaudited)
April 30, 2025
iShares® Inflation Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.4%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	64,126	$5,040,304
Total Investment Companies (Cost: $4,935,603)		5,040,304
Short-Term Securities
Money Market Funds — 49.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	2,463,701	2,464,686
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	170,000	170,000
Total Short-Term Securities — 49.3% (Cost: $2,634,905)		2,634,686
Total Investments in Securities — 143.7% (Cost: $7,570,508)		7,674,990
Liabilities in Excess of Other Assets — (43.7)%		(2,333,711)
Net Assets — 100.0%		$5,341,279

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,227,128	$1,238,023 (a)	$—	$(364)	$(101)	$2,464,686	2,463,701	$9,896 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	100,000 (a)	—	—	—	170,000	170,000	2,349	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,537,466	2,563,437	—	—	(60,599)	5,040,304	64,126	97,435	—
				$(364)	$(60,700)	$7,674,990		$109,680	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged High Yield Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/25	USD	127	$1,315	$1	$1,314
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	17	253	—	253
2.09%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/11/26	USD	115	2,317	—	2,317
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/26	USD	14	350	—	350
2.93%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/27/26	USD	422	2,512	1	2,511
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	85	1,200	1	1,199
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/26	USD	43	827	—	827
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/01/26	USD	115	2,705	1	2,704
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	21	434	—	434
1.99%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/13/26	USD	123	2,649	230	2,419
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/27	USD	11	106	51	55
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/27	USD	13	110	25	85
2.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/27	USD	124	2,258	1	2,257
2.06%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/13/27	USD	50	1,123	131	992
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/27	USD	51	640	1	639
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/27	USD	14	141	—	141
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/27/28	USD	976	4,196	6	4,190
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/28/28	USD	8	117	—	117
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged High Yield Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/28	USD	80	$190	$1	$189
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/29	USD	14	23	—	23
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/29	USD	11	4	33	(29)
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/29	USD	399	5,621	6	5,615
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/29	USD	11	73	1	72
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/11/29	USD	13	176	—	176
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/29	USD	22	125	—	125
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/29	USD	36	210	—	210
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/29	USD	24	2	1	1
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/29	USD	56	327	—	327
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/22/29	USD	25	304	—	304
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/10/30	USD	22	114	53	61
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/30	USD	20	323	—	323
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/27/30	USD	581	104	6	98
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/03/30	USD	70	(213)	1	(214)
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/30	USD	50	172	1	171
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/01/30	USD	30	299	1	298
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/23/30	USD	28	(39)	—	(39)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/31	USD	13	80	—	80
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged High Yield Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/31	USD	26	$102	$—	$102
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	34	94	—	94
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/31	USD	21	(66)	1	(67)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/31	USD	14	(89)	39	(128)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/31	USD	19	42	1	41
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/31	USD	22	20	—	20
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/31	USD	19	14	1	13
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/27/32	USD	243	(693)	4	(697)
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/32	USD	50	165	—	165
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/31/34	USD	13	(190)	44	(234)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/35	USD	16	(46)	75	(121)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/20/35	USD	20	(25)	—	(25)
							$30,476	$718	$29,758
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.18%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/17/30	USD	15	$102	$1	$101
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged High Yield Bond ETF

OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	508	$7,293	$—	$7,293
2.82%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/32	USD	98	(516)	—	(516)
								$6,777	$—	$6,777
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$719	$—	$31,413	$(1,554)
OTC Swaps	—	—	7,293	(516)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$101	$31,312	$31,413
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$—	$7,293	$7,293
	$—	$—	$—	$—	$101	$38,605	$38,706
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$—	$1,554	$1,554
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$—	$516	$516
	$—	$—	$—	$—	$—	$2,070	$2,070

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$998	$1,723	$2,721
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(326)	$27,394	$27,068
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged High Yield Bond ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$15,000
Inflation swaps:
Average notional value – pays fixed rate	$3,690,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$31,413	$1,554
Swaps - OTC(a)	7,293	516
Total derivative assets and liabilities in the Statement of Assets and Liabilities	38,706	2,070
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(31,413)	(1,554)
Total derivative assets and liabilities subject to an MNA	$7,293	$516

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs International	$7,293	$(516)	$—	$—	$6,777

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs International	$516	$(516)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$5,040,304	$—	$—	$5,040,304
Short-Term Securities
Money Market Funds	2,634,686	—	—	2,634,686
	$7,674,990	$—	$—	$7,674,990
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$38,605	$—	$38,605
Interest Rate Contracts	—	101	—	101
Liabilities
Inflation Linked Contracts	—	(2,070)	—	(2,070)
	$—	$36,636	$—	$36,636

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.7%
iShares Core U.S. Aggregate Bond ETF(a)(b)	23,758	$2,352,517
Total Investment Companies (Cost: $2,387,471)		2,352,517
Short-Term Securities
Money Market Funds — 48.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	1,146,087	1,146,546
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	50,000	50,000
Total Short-Term Securities — 48.2% (Cost: $1,196,544)		1,196,546
Total Investments in Securities — 142.9% (Cost: $3,584,015)		3,549,063
Liabilities in Excess of Other Assets — (42.9)%		(1,065,416)
Net Assets — 100.0%		$2,483,647

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,146,544 (a)	$—	$—	$2	$1,146,546	1,146,087	$116 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	20,000 (a)	—	—	—	50,000	50,000	1,199	—
iShares Core U.S. Aggregate Bond ETF	2,357,946	—	(19,670)	(488)	14,729	2,352,517	23,758	44,959	—
				$(488)	$14,731	$3,549,063		$46,274	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/25	USD	70	$909	$1	$908
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/25	USD	5	77	—	77
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	47	664	—	664
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	29	$408	$—	$408
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/26	USD	111	2,283	1	2,282
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	12	248	—	248
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/26	USD	27	519	—	519
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/27	USD	20	422	—	422
2.82%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/27	USD	48	206	30	176
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/27	USD	33	253	—	253
2.27%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	42	689	1	688
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/27	USD	11	159	—	159
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/27	USD	5	64	(15)	79
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/17/27	USD	13	176	—	176
2.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/27	USD	25	81	—	81
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/27	USD	122	1,452	—	1,452
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/28	USD	17	29	1	28
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/29	USD	50	1,080	19	1,061
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/29	USD	63	362	1	361
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/05/29	USD	22	82	1	81
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/10/30	USD	12	61	28	33
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/30	USD	37	559	1	558
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/30	USD	26	$161	$—	$161
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/30	USD	19	(46)	—	(46)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	32	88	1	87
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/32	USD	219	2,478	27	2,451
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/32	USD	58	(604)	1	(605)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/33	USD	10	(73)	—	(73)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/33	USD	28	(248)	(223)	(25)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/33	USD	6	(12)	—	(12)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	21	(248)	—	(248)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/07/34	USD	24	(344)	—	(344)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/34	USD	25	(97)	1	(98)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/35	USD	18	(53)	85	(138)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	USD	100	1,244	3	1,241
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/37	USD	36	555	1	554
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/15/39	USD	13	(126)	—	(126)
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/40	USD	18	(415)	59	(474)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/42	USD	114	1,992	(620)	2,612
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/43	USD	11	94	—	94
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	2	(41)	—	(41)
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/47	USD	16	$81	$(214)	$295
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/47	USD	17	185	1	184
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/07/48	USD	10	(332)	—	(332)
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/05/49	USD	10	(66)	—	(66)
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/52	USD	38	273	(325)	598
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/53	USD	10	(217)	1	(218)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/53	USD	4	(148)	—	(148)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/54	USD	11	(215)	1	(216)
							$14,649	$(1,132)	$15,781
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.20%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/06/39	USD	10	$(453)	$—	$(453)
3.20%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/06/42	USD	5	427	—	427
								$(26)	$—	$(26)
OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	315	$4,523	$—	$4,523
2.86%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/29	USD	248	2,388	—	2,388
2.55%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/47	USD	40	(473)	—	(473)
								$6,438	$—	$6,438
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$265	$(1,397)	$19,418	$(3,663)
OTC Swaps	—	—	6,911	(473)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$427	$18,991	$19,418
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$—	$6,911	$6,911
	$—	$—	$—	$—	$427	$25,902	$26,329
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$453	$3,210	$3,663
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$—	$473	$473
	$—	$—	$—	$—	$453	$3,683	$4,136

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$1,071	$(471)	$600
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(7)	$6,936	$6,929
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$15,000
Inflation swaps:
Average notional value – pays fixed rate	$2,333,750
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$19,418	$3,663
Swaps - OTC(a)	6,911	473
Total derivative assets and liabilities in the Statement of Assets and Liabilities	26,329	4,136
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(19,418)	(3,663)
Total derivative assets and liabilities subject to an MNA	$6,911	$473

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs International	$6,911	$(473)	$—	$—	$6,438

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs International	$473	$(473)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,352,517	$—	$—	$2,352,517
Short-Term Securities
Money Market Funds	1,196,546	—	—	1,196,546
	$3,549,063	$—	$—	$3,549,063
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$25,902	$—	$25,902
Interest Rate Contracts	—	427	—	427
Liabilities
Inflation Linked Contracts	—	(3,683)	—	(3,683)
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$—	$(453)	$—	$(453)
	$—	$22,193	$—	$22,193

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
26

Schedule of Investments (unaudited)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)(c)	3,973,187	$429,024,732
Total Investment Companies (Cost: $429,471,187)		429,024,732
Short-Term Securities
Money Market Funds — 52.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(d)(e)	211,452,986	211,537,568
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(d)	25,300,000	25,300,000
Total Short-Term Securities — 52.2% (Cost: $236,829,274)		236,837,568
Total Investments in Securities — 146.7% (Cost: $666,300,461)		665,862,300
Liabilities in Excess of Other Assets — (46.7)%		(212,042,709)
Net Assets — 100.0%		$453,819,591

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$196,944,950	$14,647,677 (a)	$—	$(17,092)	$(37,967)	$211,537,568	211,452,986	$624,496 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,640,000	2,660,000 (a)	—	—	—	25,300,000	25,300,000	589,214	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	404,042,278	130,350,727	(100,485,328)	1,334,932	(6,217,877)	429,024,732	3,973,187	9,707,372	—
				$1,317,840	$(6,255,844)	$665,862,300		$10,921,082	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.40%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/19/25	USD	10,900	$191,169	$201,773	$(10,604)
1.00%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/07/26	USD	3,800	145,575	12	145,563
0.49%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/22/27	USD	55,232	3,583,227	4,305,225	(721,998)
3.55%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/28	USD	2,000	(14,368)	16	(14,384)
1.19%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/20/28	USD	22,300	1,536,051	145	1,535,906
3.40%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/29	USD	1,400	(4,752)	12	(4,764)
3.24%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/09/29	USD	2,000	6,309	17	6,292
3.18%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/10/29	USD	2,000	10,840	18	10,822
3.21%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/25/29	USD	2,500	11,399	22	11,377
3.66%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/23/29	USD	3,000	(41,932)	27	(41,959)
3.68%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/24/29	USD	4,500	(66,740)	40	(66,780)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/29	USD	3,000	(49,979)	27	(50,006)
3.85%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/05/29	USD	1,000	(21,789)	9	(21,798)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/29	USD	6,000	(119,786)	54	(119,840)
3.96%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/30	USD	5,000	(136,895)	47	(136,942)
3.98%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/10/30	USD	2,000	(56,950)	18	(56,968)
4.05%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/12/30	USD	2,000	(63,197)	19	(63,216)
3.68%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/05/30	USD	2,000	(30,833)	19	(30,852)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/11/30	USD	1,000	(20,696)	9	(20,705)
3.79%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/14/30	USD	4,000	(80,345)	38	(80,383)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/24/30	USD	2,000	(33,894)	19	(33,913)
3.59%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/30	USD	3,000	(34,008)	29	(34,037)
0.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/19/30	USD	25,400	3,295,662	3,606,469	(310,807)
1.22%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/12/31	USD	13,180	1,508,687	1,662,847	(154,160)
3.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/20/31	USD	2,000	(53,853)	23	(53,876)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/07/31	USD	2,000	(42,634)	23	(42,657)
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/11/31	USD	1,000	(18,989)	12	(19,001)
3.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/31	USD	1,000	(27,069)	12	(27,081)
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/02/31	USD	1,000	$(25,108)	$12	$(25,120)
4.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/11/31	USD	2,000	(68,342)	23	(68,365)
4.14%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/13/31	USD	1,000	(39,733)	12	(39,745)
4.07%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/20/31	USD	1,000	(35,940)	12	(35,952)
4.00%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/06/31	USD	2,000	(64,888)	24	(64,912)
4.09%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/03/31	USD	2,500	(93,453)	30	(93,483)
1.03%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/23/31	USD	1,000	136,571	10	136,561
1.28%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/23/31	USD	5,000	612,081	669,648	(57,567)
3.23%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/09/31	USD	3,000	33,687	37	33,650
3.20%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/10/31	USD	1,000	13,299	13	13,286
3.29%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/07/31	USD	2,000	16,926	25	16,901
3.57%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/15/31	USD	1,500	(11,050)	20	(11,070)
3.69%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/24/31	USD	4,000	(58,927)	51	(58,978)
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/31	USD	3,000	(50,149)	38	(50,187)
3.84%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/05/31	USD	1,000	(23,251)	12	(23,263)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/31	USD	3,500	(68,097)	45	(68,142)
1.24%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/15/31	USD	18,300	2,388,705	215	2,388,490
1.28%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/17/31	USD	3,100	398,578	36	398,542
3.96%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/32	USD	6,000	(183,473)	79	(183,552)
4.00%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/25/32	USD	1,200	(39,155)	16	(39,171)
3.69%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/05/32	USD	4,000	(57,118)	53	(57,171)
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/11/32	USD	700	(15,925)	9	(15,934)
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/14/32	USD	1,400	(31,414)	19	(31,433)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/24/32	USD	2,000	(31,503)	27	(31,530)
3.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/24/32	USD	1,000	(17,715)	14	(17,729)
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/32	USD	2,500	(32,136)	34	(32,170)
3.69%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/21/32	USD	2,000	(28,015)	27	(28,042)
3.63%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/29/32	USD	1,000	(10,161)	14	(10,175)
3.42%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/24/33	USD	1,000	7,946	13	7,933
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.55%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/33	USD	1,500	$(1,356)	$21	$(1,377)
3.56%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/18/33	USD	1,500	(2,521)	22	(2,543)
4.08%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/22/33	USD	600	(23,193)	9	(23,202)
3.51%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/28/33	USD	800	3,058	12	3,046
3.65%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/34	USD	400	(2,678)	7	(2,685)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/24/34	USD	2,000	(24,028)	31	(24,059)
3.77%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/25/34	USD	1,000	(15,738)	16	(15,754)
3.66%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/06/34	USD	2,500	(18,322)	38	(18,360)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/14/34	USD	700	(12,262)	11	(12,273)
3.95%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/26/34	USD	400	(11,567)	6	(11,573)
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/07/34	USD	1,300	(18,298)	21	(18,319)
3.71%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/11/34	USD	1,000	(10,876)	16	(10,892)
3.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/34	USD	1,000	(22,915)	16	(22,931)
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/02/34	USD	1,200	(22,786)	18	(22,804)
3.99%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/11/34	USD	1,000	(31,706)	16	(31,722)
3.96%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/06/34	USD	1,000	(29,031)	16	(29,047)
3.90%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/07/34	USD	1,000	(24,857)	16	(24,873)
3.37%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/34	USD	1,000	17,678	16	17,662
3.27%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/09/34	USD	2,000	52,720	32	52,688
3.25%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/10/34	USD	1,000	27,795	17	27,778
3.29%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/25/34	USD	1,000	24,442	17	24,425
3.34%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/07/34	USD	1,000	20,641	17	20,624
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/23/34	USD	2,000	(19,367)	33	(19,400)
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/24/34	USD	1,000	(10,400)	17	(10,417)
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/34	USD	2,000	(25,300)	33	(25,333)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/34	USD	1,600	(22,088)	27	(22,115)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/04/34	USD	1,500	(13,474)	25	(13,499)
3.74%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/05/35	USD	3,500	(34,433)	59	(34,492)
3.88%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/11/35	USD	600	(13,190)	10	(13,200)
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/24/35	USD	1,000	$(15,704)	$17	$(15,721)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/35	USD	2,000	(26,825)	35	(26,860)
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/21/35	USD	1,300	(21,101)	22	(21,123)
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/29/35	USD	1,000	(11,317)	17	(11,334)
0.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/25/35	USD	26,000	6,194,782	5,930,296	264,486
1.35%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/15/36	USD	6,400	1,428,753	109	1,428,644
3.53%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/18/38	USD	1,000	24,267	19	24,248
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/25/39	USD	600	(3,306)	12	(3,318)
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/39	USD	500	(1,758)	10	(1,768)
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/14/39	USD	500	(2,544)	10	(2,554)
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/07/39	USD	500	1,280	10	1,270
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/11/39	USD	500	3,117	10	3,107
3.88%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/39	USD	700	(7,480)	14	(7,494)
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/02/39	USD	400	(2,029)	8	(2,037)
4.08%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/13/39	USD	400	(13,106)	8	(13,114)
4.01%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/20/39	USD	500	(12,376)	10	(12,386)
3.90%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/07/39	USD	700	(8,590)	15	(8,605)
3.49%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/20/39	USD	1,000	33,813	20	33,793
3.34%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/09/39	USD	1,000	51,200	21	51,179
3.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/10/39	USD	400	20,835	8	20,827
3.31%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/11/39	USD	800	43,233	17	43,216
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/23/39	USD	1,000	(183)	20	(203)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/24/39	USD	700	(247)	14	(261)
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/39	USD	1,200	(3,047)	25	(3,072)
3.90%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/05/39	USD	700	(8,000)	14	(8,014)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/39	USD	500	(90)	10	(100)
3.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/04/39	USD	1,000	5,580	21	5,559
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/05/40	USD	1,800	280	38	242
1.11%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/19/40	USD	20,700	6,633,365	5,856,913	776,452
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.47%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/18/43	USD	1,200	$62,428	$31	$62,397
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/31/43	USD	1,000	11,546	26	11,520
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/14/43	USD	500	3,733	14	3,719
3.52%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/28/43	USD	1,000	47,206	27	47,179
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/24/44	USD	1,000	14,989	27	14,962
3.79%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/44	USD	500	5,227	13	5,214
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/14/44	USD	500	4,565	14	4,551
3.93%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/26/44	USD	500	(3,623)	14	(3,637)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/15/44	USD	500	6,279	14	6,265
3.88%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/44	USD	700	(801)	19	(820)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/02/44	USD	300	3,113	8	3,105
3.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/07/44	USD	800	926	21	905
3.41%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/44	USD	400	25,685	11	25,674
3.45%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/05/44	USD	500	29,356	14	29,342
3.35%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/09/44	USD	1,000	72,819	27	72,792
3.35%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/10/44	USD	200	14,570	6	14,564
3.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/20/44	USD	600	45,157	17	45,140
3.41%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/25/44	USD	1,500	97,182	41	97,141
3.68%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/14/44	USD	1,000	27,023	28	26,995
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/24/44	USD	1,500	13,284	42	13,242
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/44	USD	750	5,466	20	5,446
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/44	USD	800	10,761	22	10,739
3.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/12/44	USD	1,000	(2,011)	27	(2,038)
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/05/45	USD	800	7,026	22	7,004
0.86%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/30/45	USD	19,747	8,342,304	7,139,258	1,203,046
3.95%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/29/45	USD	700	(7,566)	19	(7,585)
3.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/49	USD	400	16,847	13	16,834
3.34%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/49	USD	700	58,535	23	58,512
3.39%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/05/49	USD	600	45,733	19	45,714
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.28%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/09/49	USD	1,200	$111,737	$39	$111,698
3.28%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/10/49	USD	400	37,057	13	37,044
3.27%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/20/49	USD	700	66,155	23	66,132
3.35%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/25/49	USD	1,000	81,595	33	81,562
3.62%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/15/49	USD	1,000	39,049	33	39,016
3.92%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/29/50	USD	350	(3,406)	11	(3,417)
1.06%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/18/50	USD	16,655	7,582,994	6,178,715	1,404,279
1.18%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/19/50	USD	14,550	6,340,716	5,097,256	1,243,460
1.29%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/07/51	USD	3,700	1,584,224	121	1,584,103
3.13%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/27/53	USD	900	109,099	27	109,072
3.18%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/53	USD	1,200	136,397	37	136,360
3.27%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/53	USD	1,000	97,231	34	97,197
3.35%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/28/53	USD	700	58,479	25	58,454
3.52%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/54	USD	500	27,133	17	27,116
3.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/19/54	USD	550	22,167	20	22,147
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/25/54	USD	700	19,899	24	19,875
3.51%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/06/54	USD	600	33,135	21	33,114
3.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/54	USD	700	26,446	24	26,422
3.64%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/14/54	USD	600	19,612	21	19,591
3.53%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/07/54	USD	350	18,279	12	18,267
3.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/15/54	USD	900	35,962	31	35,931
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/25/54	USD	400	7,541	14	7,527
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/54	USD	200	5,444	7	5,437
3.70%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/54	USD	600	13,552	21	13,531
3.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/02/54	USD	200	7,520	7	7,513
3.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/04/54	USD	500	7,117	17	7,100
3.79%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/20/54	USD	300	2,021	11	2,010
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/23/54	USD	400	581	14	567
3.68%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/07/54	USD	500	12,682	18	12,664
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/20/54	USD	1,000	$86,249	$35	$86,214
3.25%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/54	USD	400	40,064	14	40,050
3.31%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/05/54	USD	1,500	135,830	53	135,777
3.20%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/09/54	USD	800	87,460	28	87,432
3.18%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/11/54	USD	900	101,963	32	101,931
3.20%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/20/54	USD	500	55,238	18	55,220
3.28%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/25/54	USD	950	90,203	34	90,169
3.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/07/54	USD	600	52,040	21	52,019
3.55%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/15/54	USD	1,000	48,581	36	48,545
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/24/54	USD	1,300	33,593	46	33,547
3.68%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/54	USD	800	19,883	28	19,855
3.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/54	USD	700	26,459	25	26,434
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/12/54	USD	1,100	17,248	39	17,209
3.77%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/17/54	USD	2,000	18,208	71	18,137
3.86%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/55	USD	500	(3,527)	18	(3,545)
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/10/55	USD	1,300	(932)	46	(978)
3.84%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/11/55	USD	500	(2,186)	18	(2,204)
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/24/55	USD	400	3,977	15	3,962
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/24/55	USD	500	1,499	18	1,481
3.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/29/55	USD	600	(5,657)	21	(5,678)
								$52,295,570	$40,652,986	$11,642,584
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$40,652,986	$—	$15,381,742	$(3,739,158)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$15,381,742	$—	$15,381,742
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$3,739,158	$—	$3,739,158

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$(446,083)	$—	$(446,083)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(2,983,191)	$—	$(2,983,191)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$489,739,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$429,024,732	$—	$—	$429,024,732
Short-Term Securities
Money Market Funds	236,837,568	—	—	236,837,568
	$665,862,300	$—	$—	$665,862,300
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$15,381,742	$—	$15,381,742
Liabilities
Interest Rate Contracts	—	(3,739,158)	—	(3,739,158)
	$—	$11,642,584	$—	$11,642,584

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 95.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	4,825,321	$379,270,231
Total Investment Companies (Cost: $375,863,449)		379,270,231
Short-Term Securities
Money Market Funds — 48.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	182,663,456	182,736,521
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	8,650,000	8,650,000
Total Short-Term Securities — 48.4% (Cost: $191,389,411)		191,386,521
Total Investments in Securities — 144.2% (Cost: $567,252,860)		570,656,752
Liabilities in Excess of Other Assets — (44.2)%		(175,018,176)
Net Assets — 100.0%		$395,638,576

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,698,413	$34,093,387 (a)	$—	$(24,201)	$(31,078)	$182,736,521	182,663,456	$1,182,425 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,590,000	—	(2,940,000)(a)	—	—	8,650,000	8,650,000	289,364	—
iShares iBoxx $ High Yield Corporate Bond ETF	316,659,558	123,715,291	(56,740,948)	1,893,209	(6,256,879)	379,270,231	4,825,321	10,939,895	—
				$1,869,008	$(6,287,957)	$570,656,752		$12,411,684	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/15/25	USD	16,400	$238,859	$263,096	$(24,237)
3.74%	At Termination	1-Day SOFR, 4.41%	At Termination	N/A	09/26/25	USD	8,000	16,598	4	16,594
4.18%	At Termination	1-Day SOFR, 4.41%	At Termination	N/A	10/25/25	USD	5,000	31	4	27
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.17%	At Termination	1-Day SOFR, 4.41%	At Termination	N/A	12/09/25	USD	2,000	$(1,225)	$2	$(1,227)
4.16%	At Termination	1-Day SOFR, 4.41%	At Termination	N/A	12/16/25	USD	5,000	(3,341)	4	(3,345)
3.77%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/13/26	USD	2,000	2,932	4	2,928
4.14%	At Termination	1-Day SOFR, 4.41%	At Termination	N/A	01/28/26	USD	7,000	(10,006)	8	(10,014)
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/26	USD	1,000	629	2	627
4.23%	At Termination	1-Day SOFR, 4.41%	At Termination	N/A	02/19/26	USD	7,000	(18,775)	8	(18,783)
4.19%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/16/26	USD	2,000	(11,212)	6	(11,218)
0.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/17/26	USD	1,250	38,612	48,644	(10,032)
4.20%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/27/26	USD	4,000	(24,553)	12	(24,565)
4.29%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/09/26	USD	2,500	(21,213)	8	(21,221)
4.41%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/31/26	USD	1,500	(16,095)	6	(16,101)
0.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/29/26	USD	2,900	106,175	8	106,167
1.13%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/18/26	USD	7,600	269,267	22	269,245
1.32%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/23/26	USD	500	16,402	22,713	(6,311)
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/27	USD	1,500	(9,253)	7	(9,260)
1.32%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/27	USD	3,776	131,515	13	131,502
3.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/27	USD	1,000	(7,692)	4	(7,696)
3.98%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/23/27	USD	1,000	(9,229)	4	(9,233)
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/05/27	USD	3,000	(17,342)	15	(17,357)
1.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/09/27	USD	1,916	59,798	7	59,791
4.01%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/09/27	USD	1,000	(10,162)	5	(10,167)
4.06%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/14/27	USD	3,000	(33,738)	15	(33,753)
1.70%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/28/27	USD	1,172	35,310	4	35,306
4.22%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/06/27	USD	1,000	(14,602)	3	(14,605)
4.46%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/23/27	USD	2,000	(43,723)	7	(43,730)
4.43%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/13/27	USD	3,000	(66,263)	11	(66,274)
4.25%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/20/27	USD	2,000	(37,141)	7	(37,148)
4.27%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/27/27	USD	3,000	(57,152)	11	(57,163)
4.39%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/03/27	USD	6,000	(130,759)	21	(130,780)
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.19%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/09/27	USD	3,000	$(53,191)	$11	$(53,202)
2.64%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/15/27	USD	300	4,565	1	4,564
3.59%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/08/27	USD	5,000	(30,989)	19	(31,008)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/25/27	USD	2,000	(21,875)	8	(21,883)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/31/27	USD	2,000	(23,106)	8	(23,114)
3.86%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/01/27	USD	2,000	(26,135)	8	(26,143)
3.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/27	USD	5,000	(68,972)	20	(68,992)
4.02%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/22/27	USD	6,000	(103,671)	25	(103,696)
3.92%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/02/27	USD	4,645	(69,883)	19	(69,902)
3.93%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/16/27	USD	4,000	(62,210)	16	(62,226)
4.00%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/19/27	USD	6,000	(103,869)	25	(103,894)
4.05%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/02/28	USD	5,000	(94,857)	21	(94,878)
4.01%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/10/28	USD	5,000	(93,600)	22	(93,622)
3.99%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/25/28	USD	1,600	(29,738)	7	(29,745)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/19/28	USD	3,000	(39,439)	23	(39,462)
1.42%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/07/28	USD	9,450	495,000	694,269	(199,269)
1.23%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/08/28	USD	5,780	350,340	475,560	(125,220)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/27/28	USD	2,000	(28,803)	13	(28,816)
3.95%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/09/28	USD	1,000	(20,113)	6	(20,119)
4.05%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/31/28	USD	1,500	(35,621)	10	(35,631)
1.12%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/03/28	USD	1,960	134,919	178,098	(43,179)
4.39%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/27/28	USD	1,500	(52,869)	11	(52,880)
4.46%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/29/28	USD	3,500	(130,813)	24	(130,837)
1.14%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/12/28	USD	2,500	174,847	16	174,831
1.21%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/22/28	USD	2,100	143,264	14	143,250
1.32%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/29	USD	4,300	293,649	32	293,617
3.70%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/29	USD	1,000	(13,817)	8	(13,825)
3.66%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/18/29	USD	1,500	(18,832)	12	(18,844)
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/23/29	USD	1,000	(17,886)	7	(17,893)
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.45%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/27/29	USD	4,450	$289,705	$33	$289,672
3.55%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/05/29	USD	2,000	(17,968)	15	(17,983)
3.86%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/14/29	USD	3,000	(60,068)	23	(60,091)
4.06%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/26/29	USD	2,000	(54,715)	15	(54,730)
1.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/28/29	USD	355	19,938	3	19,935
3.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/07/29	USD	2,000	(42,532)	15	(42,547)
1.70%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/11/29	USD	842	48,783	6	48,777
4.11%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/20/29	USD	2,000	(58,658)	15	(58,673)
4.00%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/27/29	USD	2,000	(51,434)	16	(51,450)
4.09%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/03/29	USD	2,000	(58,082)	16	(58,098)
4.14%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/09/29	USD	2,000	(61,470)	(38)	(61,432)
4.23%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/13/29	USD	2,000	(70,067)	16	(70,083)
4.10%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/06/29	USD	1,000	(30,483)	8	(30,491)
4.17%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/13/29	USD	1,500	(49,464)	12	(49,476)
3.99%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/26/29	USD	2,000	(52,686)	17	(52,703)
4.16%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/03/29	USD	5,000	(165,795)	41	(165,836)
4.05%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/08/29	USD	3,000	(86,645)	25	(86,670)
3.95%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/09/29	USD	1,000	(24,964)	8	(24,972)
2.56%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/15/29	USD	300	8,979	3	8,976
3.10%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/12/29	USD	800	7,045	7	7,038
3.44%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/22/29	USD	500	(2,502)	5	(2,507)
3.49%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/08/29	USD	2,700	(18,175)	24	(18,199)
3.57%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/21/29	USD	4,000	(41,052)	36	(41,088)
3.74%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/31/29	USD	4,000	(68,842)	35	(68,877)
3.79%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/01/29	USD	3,500	(67,472)	31	(67,503)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/29	USD	3,000	(59,642)	27	(59,669)
3.93%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/22/29	USD	3,000	(76,594)	27	(76,621)
3.37%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/02/29	USD	450	(787)	4	(791)
3.74%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/09/29	USD	1,200	(21,198)	10	(21,208)
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.85%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/16/29	USD	2,000	$(44,553)	$18	$(44,571)
3.93%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/19/29	USD	6,000	(154,186)	55	(154,241)
4.09%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/30/29	USD	6,000	(195,966)	56	(196,022)
4.03%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/02/30	USD	1,000	(30,188)	9	(30,197)
3.29%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/30	USD	1,500	2,690	15	2,675
4.09%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/23/30	USD	1,500	(49,190)	14	(49,204)
3.16%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/03/30	USD	1,200	9,176	12	9,164
3.98%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/25/30	USD	1,500	(42,972)	14	(42,986)
0.77%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/01/30	USD	10,500	1,221,069	1,460,894	(239,825)
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/11/30	USD	2,500	(37,263)	24	(37,287)
3.55%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/30	USD	3,000	(28,743)	29	(28,772)
3.45%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/24/30	USD	1,000	(4,683)	11	(4,694)
3.54%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/01/30	USD	700	(6,240)	8	(6,248)
3.59%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/27/30	USD	1,300	(14,417)	13	(14,430)
3.84%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/09/30	USD	2,200	(50,195)	24	(50,219)
4.02%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/18/30	USD	500	(15,864)	(611)	(15,253)
3.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/31/30	USD	1,500	(39,979)	16	(39,995)
4.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/15/30	USD	1,000	(32,845)	11	(32,856)
3.52%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/31	USD	1,000	(6,863)	12	(6,875)
3.65%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/31	USD	1,000	(13,356)	11	(13,367)
3.64%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/18/31	USD	1,000	(12,969)	11	(12,980)
3.77%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/23/31	USD	500	(9,888)	5	(9,893)
3.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/09/31	USD	1,000	(18,425)	12	(18,437)
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/14/31	USD	1,000	(22,073)	12	(22,085)
3.88%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/06/31	USD	1,000	(25,499)	12	(25,511)
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/07/31	USD	1,200	(25,580)	14	(25,594)
4.01%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/20/31	USD	1,500	(48,666)	17	(48,683)
4.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/11/31	USD	1,700	(57,999)	20	(58,019)
1.59%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/04/31	USD	2,814	282,818	344,914	(62,096)
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.00%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/06/31	USD	1,500	$(48,666)	$18	$(48,684)
3.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/20/31	USD	1,000	(25,056)	13	(25,069)
3.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/26/31	USD	1,000	(25,992)	12	(26,004)
3.88%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/09/31	USD	1,500	(38,303)	19	(38,322)
3.77%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/15/31	USD	1,000	(19,666)	13	(19,679)
3.21%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/26/31	USD	1,500	19,669	19	19,650
3.47%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/08/31	USD	2,000	(4,220)	25	(4,245)
1.36%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/20/31	USD	830	100,274	9	100,265
3.58%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/21/31	USD	1,200	(9,624)	15	(9,639)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/25/31	USD	1,500	(24,599)	19	(24,618)
3.77%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/01/31	USD	1,700	(32,837)	21	(32,858)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/07/31	USD	1,000	(19,456)	13	(19,469)
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/12/31	USD	3,000	(67,978)	38	(68,016)
1.28%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/30/31	USD	1,100	139,920	13	139,907
3.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/19/31	USD	3,000	(81,996)	39	(82,035)
4.08%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/30/31	USD	2,000	(75,509)	26	(75,535)
4.03%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/02/32	USD	1,400	(48,373)	18	(48,391)
4.08%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/07/32	USD	1,000	(37,345)	13	(37,358)
1.52%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/32	USD	328	37,776	3	37,773
1.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/32	USD	2,033	223,484	24	223,460
4.09%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/23/32	USD	1,700	(64,736)	23	(64,759)
3.99%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/25/32	USD	1,100	(35,759)	14	(35,773)
1.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/28/32	USD	100	10,197	1	10,196
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/19/32	USD	3,000	(61,903)	41	(61,944)
3.63%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/32	USD	2,500	(25,799)	33	(25,832)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/16/32	USD	2,000	(31,386)	28	(31,414)
2.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/23/32	USD	150	7,073	2	7,071
3.37%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/27/32	USD	300	2,802	4	2,798
3.45%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/33	USD	300	1,207	4	1,203
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.34%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/08/33	USD	500	$6,036	$7	$6,029
4.25%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/27/33	USD	500	(25,386)	8	(25,394)
4.28%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/03/33	USD	300	(15,916)	5	(15,921)
3.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/28/34	USD	600	(14,823)	10	(14,833)
3.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/27/34	USD	500	(12,167)	7	(12,174)
4.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/23/34	USD	400	(14,389)	7	(14,396)
4.05%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/11/34	USD	500	(18,165)	8	(18,173)
3.84%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/26/34	USD	500	(9,847)	8	(9,855)
3.50%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/08/34	USD	500	4,017	8	4,009
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/31/34	USD	500	(7,068)	9	(7,077)
3.70%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/09/34	USD	400	(2,999)	7	(3,006)
4.06%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/02/35	USD	500	(18,222)	8	(18,230)
4.19%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/35	USD	1,000	(47,391)	17	(47,408)
0.86%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/30/45	USD	80	33,797	30,581	3,216
0.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/30/50	USD	10	4,807	4,209	598
1.06%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/18/50	USD	15	6,829	5,895	934
								$121,565	$3,530,419	$(3,408,854)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$3,531,068	$(649)	$2,181,795	$(5,590,649)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$2,181,795	$—	$2,181,795
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$5,590,649	$—	$5,590,649

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$365,550	$—	$365,550
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(5,295,268)	$—	$(5,295,268)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$377,830,719
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$379,270,231	$—	$—	$379,270,231
Short-Term Securities
Money Market Funds	191,386,521	—	—	191,386,521
	$570,656,752	$—	$—	$570,656,752
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$2,181,795	$—	$2,181,795
Liabilities
Interest Rate Contracts	—	(5,590,649)	—	(5,590,649)
	$—	$(3,408,854)	$—	$(3,408,854)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 91.3%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	1,783,311	$87,810,234
Total Investment Companies (Cost: $89,400,276)		87,810,234
Short-Term Securities
Money Market Funds — 51.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	47,109,195	47,128,038
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	1,850,000	1,850,000
Total Short-Term Securities — 51.0% (Cost: $48,977,986)		48,978,038
Total Investments in Securities — 142.3% (Cost: $138,378,262)		136,788,272
Liabilities in Excess of Other Assets — (42.3)%		(40,649,386)
Net Assets — 100.0%		$96,138,886

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,428,819	$6,713,455 (a)	$—	$(14,014)	$(222)	$47,128,038	47,109,195	$49,425 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,690,000	160,000 (a)	—	—	—	1,850,000	1,850,000	58,101	—
iShares 10+ Year Investment Grade Corpo- rate Bond ETF	85,387,534	42,849,149	(37,808,489)	535,046	(3,153,006)	87,810,234	1,783,311	2,451,035	—
				$521,032	$(3,153,228)	$136,788,272		$2,558,561	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.40%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/19/25	USD	1,850	$32,446	$34,385	$(1,939)
4.46%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/08/26	USD	1,000	(5,100)	2	(5,102)
4.74%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/12/26	USD	700	(8,082)	2	(8,084)
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.45%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/04/27	USD	500	$9,565	$2	$9,563
0.48%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/15/27	USD	2,335	151,165	183,118	(31,953)
3.24%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/11/28	USD	700	1,122	4	1,118
3.24%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/16/28	USD	300	499	1	498
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/08/29	USD	500	(6,511)	3	(6,514)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/06/29	USD	600	(8,848)	4	(8,852)
4.18%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/10/29	USD	200	(6,475)	2	(6,477)
4.22%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/24/29	USD	100	(3,483)	1	(3,484)
3.74%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/31/29	USD	200	(3,455)	1	(3,456)
4.03%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/02/30	USD	500	(15,029)	5	(15,034)
4.11%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/20/30	USD	500	(17,144)	5	(17,149)
3.59%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/21/30	USD	300	(3,362)	3	(3,365)
0.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/19/30	USD	2,190	284,168	315,042	(30,874)
2.10%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/04/32	USD	2,230	187,681	27	187,654
3.69%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/21/32	USD	200	(2,733)	3	(2,736)
3.37%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/22/33	USD	200	2,285	3	2,282
3.53%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/16/33	USD	100	30	2	28
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/11/33	USD	300	(3,787)	4	(3,791)
3.51%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/34	USD	1,100	4,591	16	4,575
3.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/08/34	USD	500	(1,653)	8	(1,661)
3.65%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/34	USD	250	(1,702)	4	(1,706)
3.74%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/24/34	USD	300	(3,909)	4	(3,913)
3.66%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/06/34	USD	300	(2,199)	4	(2,203)
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/08/34	USD	200	(2,473)	3	(2,476)
3.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/34	USD	200	(4,560)	3	(4,563)
3.24%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/20/34	USD	200	5,759	4	5,755
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/34	USD	500	(6,365)	9	(6,374)
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/31/34	USD	300	(4,217)	5	(4,222)
3.98%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/35	USD	110	(3,310)	2	(3,312)
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/35	USD	400	$(6,490)	$7	$(6,497)
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/21/35	USD	400	(6,375)	7	(6,382)
1.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/17/36	USD	9,285	1,645,151	1,557,127	88,024
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/08/38	USD	1,000	(1,317)	20	(1,337)
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/11/38	USD	600	2,727	11	2,716
3.54%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/39	USD	1,800	46,608	36	46,572
3.64%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/08/39	USD	800	11,804	16	11,788
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/39	USD	200	2,325	4	2,321
3.70%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/39	USD	150	1,326	3	1,323
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/01/39	USD	200	1,103	4	1,099
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/12/39	USD	100	540	3	537
3.49%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/20/39	USD	300	10,144	6	10,138
3.43%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/07/39	USD	200	8,180	4	8,176
3.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/39	USD	700	(1,935)	14	(1,949)
3.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/29/40	USD	80	(858)	1	(859)
1.95%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/10/41	USD	12,427	2,836,149	2,392,758	443,391
3.47%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/25/43	USD	200	10,634	5	10,629
3.65%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/03/43	USD	100	2,877	3	2,874
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/08/43	USD	1,800	31,763	47	31,716
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/11/43	USD	400	10,235	10	10,225
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/15/43	USD	200	1,659	6	1,653
3.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/18/43	USD	100	16	(192)	208
3.52%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/44	USD	1,600	75,620	43	75,577
3.62%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/08/44	USD	800	26,658	22	26,636
3.64%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/44	USD	200	6,252	5	6,247
3.68%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/44	USD	280	7,192	8	7,184
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/24/44	USD	600	7,581	16	7,565
3.72%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/01/44	USD	200	4,118	6	4,112
3.79%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/44	USD	300	3,257	8	3,249
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/14/44	USD	200	$1,758	$5	$1,753
3.71%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/12/44	USD	100	2,216	3	2,213
3.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/15/44	USD	200	2,498	6	2,492
3.85%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/44	USD	600	1,668	16	1,652
3.49%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/20/44	USD	270	14,430	8	14,422
3.43%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/02/44	USD	200	12,281	6	12,275
3.38%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/03/44	USD	400	27,233	11	27,222
3.63%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/09/44	USD	200	6,822	5	6,817
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/44	USD	750	5,415	21	5,394
3.84%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/31/44	USD	300	1,627	9	1,618
3.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/12/44	USD	300	(728)	8	(736)
4.02%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/45	USD	300	(5,856)	9	(5,865)
3.94%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/07/45	USD	300	(2,479)	8	(2,487)
4.01%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/45	USD	10	(182)	—	(182)
3.96%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/29/45	USD	400	(4,436)	11	(4,447)
1.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/24/46	USD	4,300	1,429,413	1,155,250	274,163
1.40%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/12/46	USD	1,900	695,053	47	695,006
1.44%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/10/46	USD	1,550	556,994	45	556,949
3.40%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/27/48	USD	70	5,156	2	5,154
3.63%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/08/48	USD	1,900	71,300	59	71,241
3.44%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/49	USD	1,700	114,681	54	114,627
3.54%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/08/49	USD	750	38,317	23	38,294
3.52%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/09/49	USD	300	16,639	10	16,629
3.56%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/49	USD	200	9,657	6	9,651
3.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/49	USD	180	7,581	5	7,576
3.70%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/19/49	USD	300	7,951	9	7,942
3.64%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/01/49	USD	200	7,077	6	7,071
3.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/06/49	USD	300	12,703	10	12,693
3.62%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/12/49	USD	250	9,833	8	9,825
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.42%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/20/49	USD	320	$22,929	$10	$22,919
3.27%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/20/49	USD	400	37,803	13	37,790
3.34%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/24/49	USD	200	16,809	6	16,803
3.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/03/49	USD	130	11,074	4	11,070
3.40%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/07/49	USD	200	14,895	7	14,888
3.57%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/09/49	USD	250	11,888	8	11,880
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/49	USD	600	10,446	20	10,426
2.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/07/51	USD	11,085	3,310,701	2,365,220	945,481
3.18%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/06/53	USD	300	33,759	1,032	32,727
3.22%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/53	USD	200	21,367	7	21,360
3.27%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/53	USD	200	19,515	7	19,508
3.28%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/27/53	USD	100	9,554	4	9,550
3.42%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/03/53	USD	100	7,198	4	7,194
3.53%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/08/53	USD	1,400	73,456	49	73,407
3.48%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/11/53	USD	100	6,084	4	6,080
3.59%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/15/53	USD	200	8,384	6	8,378
3.64%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/18/53	USD	150	4,991	(253)	5,244
3.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/31/53	USD	200	7,635	6	7,629
3.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/01/53	USD	120	1,775	4	1,771
3.36%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/05/54	USD	1,300	106,892	45	106,847
3.46%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/08/54	USD	550	35,648	19	35,629
3.44%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/09/54	USD	200	13,693	7	13,686
3.48%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/10/54	USD	150	9,212	6	9,206
3.52%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/12/54	USD	130	7,077	4	7,073
3.62%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/19/54	USD	300	10,784	10	10,774
3.65%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/23/54	USD	300	9,475	11	9,464
3.62%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/24/54	USD	200	7,308	7	7,301
3.56%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/01/54	USD	200	9,409	7	9,402
3.51%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/06/54	USD	200	11,062	7	11,055
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.62%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/54	USD	400	$14,450	$14	$14,436
3.71%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/16/54	USD	350	7,254	12	7,242
3.51%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/08/54	USD	200	11,247	7	11,240
3.53%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/12/54	USD	150	7,805	5	7,800
3.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/15/54	USD	150	5,994	6	5,988
3.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/28/54	USD	350	9,527	13	9,514
3.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/20/54	USD	350	30,187	12	30,175
3.20%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/20/54	USD	300	33,143	11	33,132
3.26%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/24/54	USD	250	24,642	9	24,633
3.31%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/02/54	USD	150	13,593	5	13,588
3.26%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/03/54	USD	150	14,864	6	14,858
3.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/05/54	USD	200	17,294	7	17,287
3.49%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/09/54	USD	250	14,622	9	14,613
3.68%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/29/54	USD	600	15,072	22	15,050
3.69%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/31/54	USD	200	4,616	7	4,609
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/12/54	USD	200	3,030	7	3,023
3.57%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/06/54	USD	350	15,727	13	15,714
3.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/07/55	USD	300	591	11	580
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/24/55	USD	250	2,419	9	2,410
3.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/14/55	USD	310	(5,174)	11	(5,185)
3.86%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/29/55	USD	250	(2,112)	9	(2,121)
								$12,436,094	$8,004,835	$4,431,259
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$8,005,280	$(445)	$4,648,546	$(217,287)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$4,648,546	$—	$4,648,546
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$217,287	$—	$217,287

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$(838,643)	$—	$(838,643)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$547,261	$—	$547,261
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$106,272,388
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$87,810,234	$—	$—	$87,810,234
Short-Term Securities
Money Market Funds	48,978,038	—	—	48,978,038
	$136,788,272	$—	$—	$136,788,272
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$4,648,546	$—	$4,648,546
Liabilities
Interest Rate Contracts	—	(217,287)	—	(217,287)
	$—	$4,431,259	$—	$4,431,259

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
50

Schedule of Investments (unaudited)
April 30, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 95.7%
iShares Core U.S. Aggregate Bond ETF(a)(b)	74,772	$7,403,923
Total Investment Companies (Cost: $7,340,878)		7,403,923
Short-Term Securities
Money Market Funds — 39.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	2,937,047	2,938,222
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	80,000	80,000
Total Short-Term Securities — 39.0% (Cost: $3,018,222)		3,018,222
Total Investments in Securities — 134.7% (Cost: $10,359,100)		10,422,145
Liabilities in Excess of Other Assets — (34.7)%		(2,683,296)
Net Assets — 100.0%		$7,738,849

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,939,438 (a)	$—	$(1,216)	$—	$2,938,222	2,937,047	$1,490 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(110,000)(a)	—	—	80,000	80,000	15,845	—
iShares Core U.S. Aggregate Bond ETF	4,802,305	41,596,205	(39,167,215)	103,752	68,876	7,403,923	74,772	495,104	—
				$102,536	$68,876	$10,422,145		$512,439	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/11/25	USD	310	$940	$—	$940
2.83%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/04/25	USD	30	121	—	121
3.14%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/23/25	USD	10	38	—	38
4.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/30/25	USD	30	(5)	—	(5)
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.69%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/27/26	USD	50	$93	$—	$93
4.20%	At Termination	1-Day SOFR, 4.41%	At Termination	N/A	01/27/26	USD	200	(365)	—	(365)
3.66%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/06/26	USD	20	39	—	39
3.58%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/11/26	USD	20	36	—	36
3.73%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/04/26	USD	10	1	—	1
4.45%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/26	USD	300	(2,743)	1	(2,744)
4.43%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/26	USD	40	(362)	3	(365)
4.10%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/28/27	USD	200	(2,270)	—	(2,270)
4.05%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/03/27	USD	250	(2,667)	1	(2,668)
2.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/01/27	USD	15	136	—	136
2.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/11/27	USD	380	4,381	2	4,379
3.08%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/02/27	USD	10	57	—	57
3.66%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/09/27	USD	50	(396)	—	(396)
4.00%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/19/27	USD	80	(1,385)	—	(1,385)
4.02%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/30/28	USD	500	(9,336)	2	(9,338)
4.03%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/03/28	USD	160	(3,051)	1	(3,052)
3.98%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/28	USD	380	(7,780)	3	(7,783)
3.97%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/28	USD	30	(608)	3	(611)
2.88%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/01/29	USD	15	251	—	251
2.78%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/11/29	USD	320	6,590	3	6,587
2.64%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/29	USD	20	543	—	543
3.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/07/29	USD	10	(115)	—	(115)
4.06%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/24/29	USD	12	(368)	—	(368)
3.62%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/30/29	USD	10	(124)	—	(124)
4.02%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/30/30	USD	300	(8,998)	3	(9,001)
4.03%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/03/30	USD	185	(5,608)	1	(5,609)
3.32%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/07/30	USD	15	9	—	9
3.32%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/04/30	USD	10	14	—	14
3.46%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/07/30	USD	15	(79)	—	(79)
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/30	USD	320	$(6,045)	$4	$(6,049)
3.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/30	USD	30	(561)	11	(572)
3.98%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/07/30	USD	15	(443)	—	(443)
4.02%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/07/30	USD	20	(636)	—	(636)
3.98%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/21/31	USD	50	(1,545)	1	(1,546)
4.02%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/04/31	USD	20	(661)	—	(661)
4.17%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/07/31	USD	30	(1,241)	—	(1,241)
3.91%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/19/31	USD	50	(1,362)	1	(1,363)
4.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/30/32	USD	300	(10,496)	4	(10,500)
4.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/03/32	USD	50	(1,753)	1	(1,754)
2.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/01/32	USD	10	372	—	372
2.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/11/32	USD	210	9,015	3	9,012
2.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/32	USD	10	568	—	568
2.80%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/25/32	USD	10	446	—	446
2.93%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/02/32	USD	10	364	1	363
3.56%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/30/32	USD	10	(38)	—	(38)
3.81%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/06/33	USD	10	(201)	—	(201)
3.42%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/07/33	USD	20	156	1	155
3.61%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/33	USD	210	(1,064)	3	(1,067)
3.60%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/33	USD	15	(69)	33	(102)
3.92%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/07/33	USD	10	(269)	1	(270)
3.94%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/18/33	USD	20	(578)	7	(585)
3.95%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/26/34	USD	25	(722)	—	(722)
3.93%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/21/34	USD	20	(553)	—	(553)
3.99%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/11/34	USD	30	(950)	1	(951)
3.34%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/30/34	USD	30	632	1	631
3.87%	Annual	1-Day SOFR, 4.41%	Annual	N/A	11/12/34	USD	30	(642)	1	(643)
4.07%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/30/35	USD	80	(2,976)	1	(2,977)
4.06%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/03/35	USD	200	(7,413)	4	(7,417)
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.89%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/11/37	USD	130	$10,753	$2	$10,751
2.68%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/37	USD	10	1,047	1	1,046
2.86%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/25/37	USD	7	606	—	606
3.53%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/38	USD	140	3,348	2	3,346
3.53%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/38	USD	10	239	35	204
3.79%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/24/39	USD	35	60	—	60
4.12%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/30/40	USD	160	(5,675)	4	(5,679)
2.86%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/11/42	USD	125	15,700	4	15,696
2.67%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/22/42	USD	10	1,515	1	1,514
2.84%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/25/42	USD	10	1,302	—	1,302
3.48%	Annual	1-Day SOFR, 4.41%	Annual	N/A	12/30/42	USD	5	244	—	244
3.45%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/43	USD	140	7,660	4	7,656
3.63%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/09/44	USD	10	341	—	341
4.11%	Annual	1-Day SOFR, 4.41%	Annual	N/A	02/03/45	USD	120	(3,921)	4	(3,925)
2.76%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/11/47	USD	105	17,656	3	17,653
2.56%	Annual	1-Day SOFR, 4.41%	Annual	N/A	08/05/47	USD	15	2,969	1	2,968
3.08%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/05/47	USD	10	1,197	—	1,197
3.11%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/17/48	USD	5	589	—	589
3.32%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/48	USD	130	11,044	4	11,040
3.34%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/48	USD	10	829	53	776
3.52%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/09/49	USD	10	545	—	545
3.57%	Annual	1-Day SOFR, 4.41%	Annual	N/A	10/09/49	USD	10	476	—	476
4.04%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/30/50	USD	130	(3,709)	4	(3,713)
2.70%	Annual	1-Day SOFR, 4.41%	Annual	N/A	06/24/52	USD	3	580	—	580
2.65%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/11/52	USD	75	15,153	3	15,150
2.92%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/12/53	USD	10	1,573	—	1,573
3.24%	Annual	1-Day SOFR, 4.41%	Annual	N/A	05/24/53	USD	10	1,028	1	1,027
3.20%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/05/53	USD	70	7,657	2	7,655
3.22%	Annual	1-Day SOFR, 4.41%	Annual	N/A	07/07/53	USD	15	1,597	100	1,497
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.69%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/07/53	USD	10	$248	$—	$248
3.44%	Annual	1-Day SOFR, 4.41%	Annual	N/A	01/09/54	USD	10	681	—	681
3.75%	Annual	1-Day SOFR, 4.41%	Annual	N/A	04/04/54	USD	5	63	—	63
3.33%	Annual	1-Day SOFR, 4.41%	Annual	N/A	09/30/54	USD	10	872	1	871
3.82%	Annual	1-Day SOFR, 4.41%	Annual	N/A	03/10/55	USD	85	(46)	3	(49)
								$32,545	$334	$32,211
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$334	$—	$132,146	$(99,935)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$132,146	$—	$132,146
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$99,935	$—	$99,935

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$(584,505)	$—	$(584,505)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(105,359)	$—	$(105,359)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$25,408,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$7,403,923	$—	$—	$7,403,923
Short-Term Securities
Money Market Funds	3,018,222	—	—	3,018,222
	$10,422,145	$—	$—	$10,422,145
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$132,146	$—	$132,146
Liabilities
Interest Rate Contracts	—	(99,935)	—	(99,935)
	$—	$32,211	$—	$32,211

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
56

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares Inflation Hedged Corporate Bond ETF	iShares Inflation Hedged High Yield Bond ETF	iShares Inflation Hedged U.S. Aggregate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
ASSETS
Investments, at value—affiliated(a)(b)	$128,005,318	$7,674,990	$3,549,063	$665,862,300
Cash	3,399	2,160	7,134	—
Cash pledged for centrally cleared swaps	4,032,000	119,000	66,000	—
Receivables:
Securities lending income—affiliated	21,862	1,648	116	123,616
Dividends—affiliated	3,450	568	181	221,654
Variation margin on centrally cleared swaps	110,702	1,259	1,461	—
Unrealized appreciation on OTC swaps	—	7,293	6,911	—
Total assets	132,176,731	7,806,918	3,630,866	666,207,570
LIABILITIES
Bank overdraft	—	—	—	97,067
Collateral on securities loaned, at value	41,701,154	2,464,906	1,146,544	211,554,521
Payables:
Capital shares redeemed	—	—	—	247,923
Investment advisory fees	3,682	217	202	40,115
Variation margin on centrally cleared swaps	—	—	—	448,353
Unrealized depreciation on OTC swaps	—	516	473	—
Total liabilities	41,704,836	2,465,639	1,147,219	212,387,979
Commitments and contingent liabilities
NET ASSETS	$90,471,895	$5,341,279	$2,483,647	$453,819,591
NET ASSETS CONSIST OF
Paid-in capital	$105,553,087	$5,315,149	$2,647,377	$459,310,940
Accumulated earnings (loss)	(15,081,192)	26,130	(163,730)	(5,491,349)
NET ASSETS	$90,471,895	$5,341,279	$2,483,647	$453,819,591
NET ASSET VALUE
Shares outstanding	3,500,000	200,000	100,000	5,000,000
Net asset value	$25.85	$26.71	$24.84	$90.76
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$130,075,300	$7,570,508	$3,584,015	$666,300,461
(b) Securities loaned, at value	$40,644,211	$2,402,251	$1,118,530	$206,288,124
See notes to financial statements.
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2025

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
ASSETS
Investments, at value—affiliated(a)(b)	$570,656,752	$136,788,272	$10,422,145
Cash	2,825	111,454	4,919
Cash pledged for centrally cleared swaps	8,184,000	6,324,000	258,000
Receivables:
Securities lending income—affiliated	126,285	6,355	1,490
Dividends—affiliated	31,070	11,553	1,994
Variation margin on centrally cleared swaps	—	44,882	—
Total assets	579,000,932	143,286,516	10,688,548
LIABILITIES
Collateral on securities loaned, at value	182,755,258	47,139,451	2,938,222
Payables:
Investment advisory fees	16,496	8,179	3,217
Variation margin on centrally cleared swaps	590,602	—	8,260
Total liabilities	183,362,356	47,147,630	2,949,699
Commitments and contingent liabilities
NET ASSETS	$395,638,576	$96,138,886	$7,738,849
NET ASSETS CONSIST OF
Paid-in capital	$416,494,087	$89,573,524	$8,230,029
Accumulated earnings (loss)	(20,855,511)	6,565,362	(491,180)
NET ASSETS	$395,638,576	$96,138,886	$7,738,849
NET ASSET VALUE
Shares outstanding	4,700,000	4,100,000	300,000
Net asset value	$84.18	$23.45	$25.80
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—affiliated	$567,252,860	$138,378,262	$10,359,100
(b) Securities loaned, at value	$177,761,682	$45,512,680	$2,866,431
See notes to financial statements.
Statements of Assets and Liabilities
58

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares Inflation Hedged Corporate Bond ETF	iShares Inflation Hedged High Yield Bond ETF	iShares Inflation Hedged U.S. Aggregate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,531,873	$99,784	$46,158	$10,296,586
Interest—unaffiliated	709	115	103	7,009
Securities lending income—affiliated—net	96,765	9,896	116	624,496
Total investment income	1,629,347	109,795	46,377	10,928,091
EXPENSES
Investment advisory	76,649	9,823	1,583	703,957
Total expenses	76,649	9,823	1,583	703,957
Less:
Investment advisory fees waived	(57,487)	(8,930)	(365)	(469,305)
Total expenses after fees waived	19,162	893	1,218	234,652
Net investment income	1,610,185	108,902	45,159	10,693,439
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(810,903)	(364)	(488)	(541,487)
In-kind redemptions—affiliated(a)	59,556	—	—	1,859,327
Swaps	(45,059)	2,721	600	(446,083)
	(796,406)	2,357	112	871,757
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	746,551	(60,700)	14,731	(6,255,844)
Swaps	15,910	27,068	6,929	(2,983,191)
	762,461	(33,632)	21,660	(9,239,035)
Net realized and unrealized gain (loss)	(33,945)	(31,275)	21,772	(8,367,278)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,576,240	$77,627	$66,931	$2,326,161
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2025

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$11,229,259	$2,509,136	$510,949
Interest—unaffiliated	3,950	2,540	947
Securities lending income—affiliated—net	1,182,425	49,425	1,490
Total investment income	12,415,634	2,561,101	513,386
EXPENSES
Investment advisory	1,298,772	180,772	17,473
Interest expense	—	81	—
Total expenses	1,298,772	180,853	17,473
Less:
Investment advisory fees waived	(1,198,866)	(129,204)	(4,032)
Total expenses after fees waived	99,906	51,649	13,441
Net investment income	12,315,728	2,509,452	499,945
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(628,741)	(155,732)	(5,829)
In-kind redemptions—affiliated(a)	2,497,749	676,764	108,365
Swaps	365,550	(838,643)	(584,505)
	2,234,558	(317,611)	(481,969)
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	(6,287,957)	(3,153,228)	68,876
Swaps	(5,295,268)	547,261	(105,359)
	(11,583,225)	(2,605,967)	(36,483)
Net realized and unrealized loss	(9,348,667)	(2,923,578)	(518,452)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,967,061	$(414,126)	$(18,507)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
60

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Inflation Hedged High Yield Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,610,185	$2,136,864	$108,902	$157,822
Net realized gain (loss)	(796,406)	(1,849,294)	2,357	2,809
Net change in unrealized appreciation (depreciation)	762,461	5,656,154	(33,632)	205,090
Net increase in net assets resulting from operations	1,576,240	5,943,724	77,627	365,721
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,632,462)(b)	(2,176,457)	(108,246)(b)	(161,413)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	36,992,899	3,878,928	2,705,005	—
NET ASSETS
Total increase in net assets	36,936,677	7,646,195	2,674,386	204,308
Beginning of period	53,535,218	45,889,023	2,666,893	2,462,585
End of period	$90,471,895	$53,535,218	$5,341,279	$2,666,893

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Inflation Hedged U.S. Aggregate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$45,159	$84,148	$10,693,439	$15,010,533
Net realized gain	112	1,971	871,757	3,000,924
Net change in unrealized appreciation (depreciation)	21,660	128,664	(9,239,035)	10,715,058
Net increase in net assets resulting from operations	66,931	214,783	2,326,161	28,726,515
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(45,919)(b)	(87,174)	(15,049,555)(b)	(26,472,969)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	39,356,156	167,965,815
NET ASSETS
Total increase in net assets	21,012	127,609	26,632,762	170,219,361
Beginning of period	2,462,635	2,335,026	427,186,829	256,967,468
End of period	$2,483,647	$2,462,635	$453,819,591	$427,186,829

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
62

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$12,315,728	$14,672,347	$2,509,452	$4,928,534
Net realized gain (loss)	2,234,558	(5,524,111)	(317,611)	699,735
Net change in unrealized appreciation (depreciation)	(11,583,225)	20,049,381	(2,605,967)	1,639,780
Net increase (decrease) in net assets resulting from operations	2,967,061	29,197,617	(414,126)	7,268,049
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,438,516)(b)	(20,553,572)	(3,335,755)(b)	(7,608,804)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	71,323,740	162,471,914	6,609,272	28,499,835
NET ASSETS
Total increase in net assets	59,852,285	171,115,959	2,859,391	28,159,080
Beginning of period	335,786,291	164,670,332	93,279,495	65,120,415
End of period	$395,638,576	$335,786,291	$96,138,886	$93,279,495

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$499,945	$176,442
Net realized gain (loss)	(481,969)	79,672
Net change in unrealized appreciation (depreciation)	(36,483)	97,943
Net increase (decrease) in net assets resulting from operations	(18,507)	354,057
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(546,411)(b)	(273,111)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,125,002	—
NET ASSETS
Total increase in net assets	2,560,084	80,946
Beginning of period	5,178,765	5,097,819
End of period	$7,738,849	$5,178,765

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
64

Financial Highlights
(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$26.11	$24.15	$24.57	$30.45	$27.66	$26.33
Net investment income(a)	0.54	1.15	0.97	0.75	0.63	0.71
Net realized and unrealized gain (loss)(b)	(0.21)	1.98	(0.40)	(5.80)	2.82	1.36
Net increase (decrease) from investment operations	0.33	3.13	0.57	(5.05)	3.45	2.07
Distributions(c)
From net investment income	(0.59)(d)	(1.17)	(0.99)	(0.76)	(0.66)	(0.74)
From net realized gain	—	—	—	(0.07)	—	—
Total distributions	(0.59)	(1.17)	(0.99)	(0.83)	(0.66)	(0.74)
Net asset value, end of period	$25.85	$26.11	$24.15	$24.57	$30.45	$27.66
Total Return(e)
Based on net asset value	1.24%(f)	13.14%	2.18%	(16.89)%	12.60%	8.00%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses after fees waived	0.05%(i)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.20%(i)	4.42%	3.83%	2.68%	2.14%	2.64%
Supplemental Data
Net assets, end of period (000)	$90,472	$53,535	$45,889	$56,515	$73,073	$17,979
Portfolio turnover rate(j)	3%	6%	5%	10%	0%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Inflation Hedged High Yield Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$26.67	$24.63	$24.97	$24.99
Net investment income(b)	0.81	1.58	1.54	0.44
Net realized and unrealized gain (loss)(c)	0.05	2.07	(0.33)	(0.03)
Net increase from investment operations	0.86	3.65	1.21	0.41
Distributions from net investment income(d)	(0.82)(e)	(1.61)	(1.55)	(0.43)
Net asset value, end of period	$26.71	$26.67	$24.63	$24.97
Total Return(f)
Based on net asset value	3.25%(g)	15.24%	4.88%	1.62%(g)
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)	0.55%	0.55%	0.55%(i)
Total expenses after fees waived	0.05%(i)	0.05%	0.05%	0.05%(i)
Net investment income	6.10%(i)	6.05%	6.13%	4.85%(i)
Supplemental Data
Net assets, end of period (000)	$5,341	$2,667	$2,463	$2,497
Portfolio turnover rate(j)	0%	0%	2%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
66

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Inflation Hedged U.S. Aggregate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$24.63	$23.35	$23.96	$25.20
Net investment income(b)	0.45	0.84	0.70	0.19
Net realized and unrealized gain (loss)(c)	0.22	1.31	(0.59)	(1.24)
Net increase (decrease) from investment operations	0.67	2.15	0.11	(1.05)
Distributions from net investment income(d)	(0.46)(e)	(0.87)	(0.72)	(0.19)
Net asset value, end of period	$24.84	$24.63	$23.35	$23.96
Total Return(f)
Based on net asset value	2.75%(g)	9.29%	0.36%	(4.21)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.13%(i)	0.13%	0.13%	0.13%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%(i)
Net investment income	3.71%(i)	3.44%	2.87%	2.09%(i)
Supplemental Data
Net assets, end of period (000)	$2,484	$2,463	$2,335	$2,396
Portfolio turnover rate(j)	0%	2%	3%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$92.87	$91.77	$89.66	$96.12	$91.84	$93.50
Net investment income(a)	2.09	4.21	3.91	2.61	2.23	2.38
Net realized and unrealized gain (loss)(b)	(1.21)	4.59	4.54	(6.79)	3.68	(1.69)
Net increase (decrease) from investment operations	0.88	8.80	8.45	(4.18)	5.91	0.69
Distributions from net investment income(c)	(2.99)(d)	(7.70)	(6.34)	(2.28)	(1.63)	(2.35)
Net asset value, end of period	$90.76	$92.87	$91.77	$89.66	$96.12	$91.84
Total Return(e)
Based on net asset value	0.94%(f)	9.91%	9.65%	(4.37)%	6.46%	0.79%
Ratios to Average Net Assets(g)
Total expenses	0.30%(h)	0.30%	0.30%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.56%(h)	4.52%	4.26%	2.83%	2.33%	2.64%
Supplemental Data
Net assets, end of period (000)	$453,820	$427,187	$256,967	$744,181	$716,090	$450,004
Portfolio turnover rate(i)	2%	9%	28%	20%	5%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
68

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$86.10	$82.34	$82.91	$87.69	$83.10	$87.86
Net investment income(a)	2.63	5.03	5.05	4.50	3.81	4.31
Net realized and unrealized gain (loss)(b)	(1.43)	6.03	1.33	(4.92)	4.15	(5.53)
Net increase (decrease) from investment operations	1.20	11.06	6.38	(0.42)	7.96	(1.22)
Distributions(c)
From net investment income	(3.12)(d)	(7.30)	(6.95)	(4.36)	(3.37)	(3.51)
Return of capital	—	—	—	—	—	(0.03)
Total distributions	(3.12)	(7.30)	(6.95)	(4.36)	(3.37)	(3.54)
Net asset value, end of period	$84.18	$86.10	$82.34	$82.91	$87.69	$83.10
Total Return(e)
Based on net asset value	1.37%(f)	13.99%	7.97%	(0.43)%	9.70%	(1.32)%
Ratios to Average Net Assets(g)
Total expenses	0.65%(h)	0.65%	0.65%	0.65%	0.65%	0.65%
Total expenses after fees waived	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	6.16%(h)	5.91%	6.11%	5.32%	4.37%	5.12%
Supplemental Data
Net assets, end of period (000)	$395,639	$335,786	$164,670	$111,928	$135,920	$62,325
Portfolio turnover rate(i)	1%	1%	5%	10%	1%	1%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$24.23	$23.68	$22.57	$25.33	$23.48	$24.31
Net investment income(a)	0.58	1.13	1.05	0.77	0.68	0.52
Net realized and unrealized gain (loss)(b)	(0.58)	1.21	1.69	(2.66)	1.66	(0.70)
Net increase (decrease) from investment operations	—	2.34	2.74	(1.89)	2.34	(0.18)
Distributions(c)
From net investment income	(0.78)(d)	(1.79)	(1.63)	(0.67)	(0.46)	(0.65)
From net realized gain	—	—	—	(0.20)	(0.03)	—
Total distributions	(0.78)	(1.79)	(1.63)	(0.87)	(0.49)	(0.65)
Net asset value, end of period	$23.45	$24.23	$23.68	$22.57	$25.33	$23.48
Total Return(e)
Based on net asset value	(0.06)%(f)	10.15%	12.41%	(7.59)%	10.01%	(0.69)%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.86%(h)	4.63%	4.47%	3.18%	2.69%	2.22%
Supplemental Data
Net assets, end of period (000)	$96,139	$93,279	$65,120	$102,710	$830,793	$557,715
Portfolio turnover rate(i)	7%	13%	87%	42%	14%	18%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
70

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$25.89	$25.49	$25.17	$25.19
Net investment income(b)	0.48	0.88	0.71	0.17
Net realized and unrealized gain (loss)(c)	0.00	0.89	0.68	(0.08)
Net increase from investment operations	0.48	1.77	1.39	0.09
Distributions from net investment income(d)	(0.57)(e)	(1.37)	(1.07)	(0.11)
Net asset value, end of period	$25.80	$25.89	$25.49	$25.17
Total Return(f)
Based on net asset value	1.85%(g)	7.10%	5.60%	0.32%(g)
Ratios to Average Net Assets(h)
Total expenses	0.13%(i)	0.13%	0.13%	0.13%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%(i)
Net investment income	3.72%(i)	3.41%	2.76%	1.84%(i)
Supplemental Data
Net assets, end of period (000)	$7,739	$5,179	$5,098	$2,517
Portfolio turnover rate(j)	1%	2%	8%	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Inflation Hedged Corporate Bond	Diversified
Inflation Hedged High Yield Bond	Non-diversified
Inflation Hedged U.S. Aggregate Bond	Non-diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified
Interest Rate Hedged Long-Term Corporate Bond	Diversified
Interest Rate Hedged U.S. Aggregate Bond	Non-diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Notes to Financial Statements
72

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Inflation Hedged Corporate Bond
BofA Securities, Inc.	$18,454,753	$(18,454,753)	$—	$—
Citigroup Global Markets, Inc.	12,791,743	(12,791,743)	—	—
J.P. Morgan Securities LLC	8,734,826	(8,734,826)	—	—
RBC Capital Markets LLC	662,889	(662,889)	—	—
	$40,644,211	$(40,644,211)	$—	$—
Inflation Hedged High Yield Bond
Citigroup Global Markets, Inc.	$2,402,251	$(2,402,251)	$—	$—
Inflation Hedged U.S. Aggregate Bond
J.P. Morgan Securities LLC	$1,118,530	$(1,118,530)	$—	$—
Interest Rate Hedged Corporate Bond
BofA Securities, Inc.	$56,836,785	$(56,836,785)	$—	$—
Citigroup Global Markets, Inc.	113,941,792	(113,941,792)	—	—
J.P. Morgan Securities LLC	11,778,350	(11,778,350)	—	—
RBC Capital Markets LLC	1,865,247	(1,865,247)	—	—
SG Americas Securities LLC	16,466,950	(16,466,950)	—	—
Toronto-Dominion Bank	5,399,000	(5,399,000)	—	—
	$206,288,124	$(206,288,124)	$—	$—
Interest Rate Hedged High Yield Bond
Barclays Bank PLC	$31,157,040	$(31,157,040)	$—	$—
Barclays Capital, Inc.	8,523,856	(8,523,856)	—	—
BofA Securities, Inc.	25,286,170	(25,286,170)	—	—
Citigroup Global Markets, Inc.	51,117,510	(51,117,510)	—	—
J.P. Morgan Securities LLC	61,677,106	(61,677,106)	—	—
	$177,761,682	$(177,761,682)	$—	$—
Interest Rate Hedged Long-Term Corporate Bond
J.P. Morgan Securities LLC	$45,512,680	$(45,512,680)	$—	$—
Interest Rate Hedged U.S. Aggregate Bond
J.P. Morgan Securities LLC	$2,866,431	$(2,866,431)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements
74

Notes to Financial Statements (unaudited) (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
The iShares Inflation Hedged Corporate Bond ETF, iShares Inflation Hedged High Yield Bond ETF and iShares Inflation Hedged U.S. Aggregate Bond ETF use inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Inflation Hedged Corporate Bond	0.20%
Inflation Hedged High Yield Bond	0.55
Inflation Hedged U.S. Aggregate Bond	0.13
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65
Interest Rate Hedged Long-Term Corporate Bond	0.35
Interest Rate Hedged U.S. Aggregate Bond	0.13
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.
For the iShares Inflation Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.
For the iShares Inflation Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Core U.S. Aggregate Bond ETF (“AGG”), after taking into account any fee waivers by AGG, plus 0.10%.
For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.
For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in HYG, after taking into account any fee waivers by HYG, plus 0.05%.
For the iShares Interest Rate Hedged Long-Term Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Investment Grade Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.
For the iShares Interest Rate Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in AGG, after taking into account any fee waivers by AGG, plus 0.10%.
Notes to Financial Statements
76

Notes to Financial Statements (unaudited) (continued)
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Inflation Hedged Corporate Bond	$57,487
Inflation Hedged High Yield Bond	8,930
Inflation Hedged U.S. Aggregate Bond	365
Interest Rate Hedged Corporate Bond	469,305
Interest Rate Hedged High Yield Bond	1,198,866
Interest Rate Hedged Long-Term Corporate Bond	129,204
Interest Rate Hedged U.S. Aggregate Bond	4,032
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund.  Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and  the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Inflation Hedged Corporate Bond	$27,796
Inflation Hedged High Yield Bond	2,470
Inflation Hedged U.S. Aggregate Bond	49
Interest Rate Hedged Corporate Bond	177,327
Interest Rate Hedged High Yield Bond	293,238
Interest Rate Hedged Long-Term Corporate Bond	18,221
Interest Rate Hedged U.S. Aggregate Bond	633
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Inflation Hedged Corporate Bond	$1,916,752	$3,679,860
Inflation Hedged U.S. Aggregate Bond	—	19,670
Interest Rate Hedged Corporate Bond	7,530,460	15,281,527
Interest Rate Hedged High Yield Bond	5,609,660	4,621,671
Interest Rate Hedged Long-Term Corporate Bond	6,461,403	6,614,572
Interest Rate Hedged U.S. Aggregate Bond	1,265,524	297,757
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Inflation Hedged Corporate Bond	$37,486,807	$1,227,613
Inflation Hedged High Yield Bond	2,563,437	—
Interest Rate Hedged Corporate Bond	122,820,268	85,203,801
Interest Rate Hedged High Yield Bond	118,105,631	52,119,276
Interest Rate Hedged Long-Term Corporate Bond	36,387,745	31,193,917
Interest Rate Hedged U.S. Aggregate Bond	40,330,681	38,869,458
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Inflation Hedged Corporate Bond	$(13,040,181)
Inflation Hedged High Yield Bond	(118,397)
Inflation Hedged U.S. Aggregate Bond	(145,609)
Interest Rate Hedged Corporate Bond	(18,242,179)
Interest Rate Hedged High Yield Bond	(24,065,758)
Interest Rate Hedged Long-Term Corporate Bond	(5,056,124)
Interest Rate Hedged U.S. Aggregate Bond	(47,495)
Notes to Financial Statements
78

Notes to Financial Statements (unaudited) (continued)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Hedged Corporate Bond	$131,540,120	$2,487,994	$(3,738,595)	$(1,250,601)
Inflation Hedged High Yield Bond	7,571,782	143,406	(3,562)	139,844
Inflation Hedged U.S. Aggregate Bond	3,588,991	26,330	(44,065)	(17,735)
Interest Rate Hedged Corporate Bond	662,390,374	15,390,036	(275,526)	15,114,510
Interest Rate Hedged High Yield Bond	564,736,805	5,588,577	(3,077,484)	2,511,093
Interest Rate Hedged Long-Term Corporate Bond	128,641,252	12,578,279	—	12,578,279
Interest Rate Hedged U.S. Aggregate Bond	10,376,361	195,191	(117,196)	77,995
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Inflation Hedged Corporate Bond
Shares sold	1,550,000	$39,586,996	400,000	$10,397,679
Shares redeemed	(100,000)	(2,594,097)	(250,000)	(6,518,751)
	1,450,000	$36,992,899	150,000	$3,878,928
Inflation Hedged High Yield Bond
Shares sold	100,000	$2,705,005	—	$—
Interest Rate Hedged Corporate Bond
Shares sold	1,400,000	$130,244,307	2,000,000	$186,325,233
Shares redeemed	(1,000,000)	(90,888,151)	(200,000)	(18,359,418)
	400,000	$39,356,156	1,800,000	$167,965,815
Interest Rate Hedged High Yield Bond
Shares sold	1,450,000	$125,631,209	2,500,000	$212,758,523
Shares redeemed	(650,000)	(54,307,469)	(600,000)	(50,286,609)
	800,000	$71,323,740	1,900,000	$162,471,914
Interest Rate Hedged Long-Term Corporate Bond
Shares sold	1,650,000	$40,384,080	4,450,000	$108,834,501
Shares redeemed	(1,400,000)	(33,774,808)	(3,350,000)	(80,334,666)
	250,000	$6,609,272	1,100,000	$28,499,835
Interest Rate Hedged U.S. Aggregate Bond
Shares sold	1,700,000	$44,193,578	—	$—
Shares redeemed	(1,600,000)	(41,068,576)	—	—
	100,000	$3,125,002	—	$—
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
Notes to Financial Statements
80

Notes to Financial Statements (unaudited) (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On June 10, 2025, the Board approved a proposal to close and liquidate iShares Inflation Hedged High Yield Bond ETF and iShares Inflation Hedged U.S. Aggregate Bond ETF. After market close on August 18, 2025, the Funds will cease the creation and redemption of Creation Units. Trading in the Funds will be halted prior to market open on August 19, 2025. Proceeds of the liquidation are scheduled to be sent to Fund shareholders on or around August 21, 2025.
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
82

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2025
Statements of Assets and Liabilities (Unaudited)
April 30, 2025
iShares Trust
iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca
iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41(a)	$387	$279,359
5.40%, 10/01/48(a)	384	348,098
		627,457
Aerospace & Defense — 2.5%
Airbus SE, 3.95%, 04/10/47(a)(b)	675	535,488
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	479	423,412
BAE Systems PLC
3.00%, 09/15/50(b)	837	536,585
5.50%, 03/26/54(a)(b)	580	563,086
5.80%, 10/11/41(b)	397	400,991
Boeing Co. (The)
3.38%, 06/15/46(a)	430	285,634
3.50%, 03/01/39	369	278,021
3.50%, 03/01/45(a)	170	113,229
3.55%, 03/01/38	438	338,939
3.63%, 03/01/48	390	260,403
3.65%, 03/01/47	319	215,911
3.75%, 02/01/50	1,215	841,231
3.83%, 03/01/59	365	234,905
3.85%, 11/01/48	345	236,548
3.90%, 05/01/49	678	474,436
3.95%, 08/01/59	964	642,485
5.71%, 05/01/40	2,848	2,764,735
5.81%, 05/01/50	5,296	4,964,009
5.88%, 02/15/40	242	237,093
5.93%, 05/01/60	3,372	3,110,120
6.63%, 02/15/38	361	380,046
6.86%, 05/01/54	2,370	2,531,216
6.88%, 03/15/39(a)	504	540,507
7.01%, 05/01/64	1,465	1,566,148
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	959	913,282
General Dynamics Corp.
2.85%, 06/01/41	492	353,793
3.60%, 11/15/42	416	328,636
4.25%, 04/01/40	701	621,439
4.25%, 04/01/50(a)	843	702,533
General Electric Co.
4.35%, 05/01/50(a)	421	348,604
4.50%, 03/11/44	499	435,470
5.88%, 01/14/38	625	658,054
6.15%, 08/07/37(a)	261	279,901
6.88%, 01/10/39(a)	725	837,782
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	475	494,388
L3Harris Technologies Inc.
5.05%, 04/27/45	557	508,001
5.50%, 08/15/54	365	344,892
5.60%, 07/31/53	474	456,403
6.15%, 12/15/40	370	388,075
Lockheed Martin Corp.
2.80%, 06/15/50	741	457,107
3.80%, 03/01/45	1,006	788,829
4.07%, 12/15/42	1,050	869,172
4.09%, 09/15/52	1,445	1,119,145
4.15%, 06/15/53	728	569,513
4.30%, 06/15/62	624	485,869
4.50%, 05/15/36	514	490,095
4.70%, 05/15/46	1,367	1,208,934
Security	Par (000)	Value
Aerospace & Defense (continued)
5.20%, 02/15/55	$1,035	$960,762
5.20%, 02/15/64	710	644,378
5.70%, 11/15/54	962	958,019
5.72%, 06/01/40	350	364,604
5.90%, 11/15/63(a)	670	681,533
Series B, 6.15%, 09/01/36	325	354,803
Northrop Grumman Corp.
3.85%, 04/15/45	649	503,022
4.03%, 10/15/47	2,229	1,746,724
4.75%, 06/01/43	716	635,376
4.95%, 03/15/53	878	775,029
5.05%, 11/15/40	520	493,044
5.15%, 05/01/40(a)	472	454,207
5.20%, 06/01/54	927	853,701
5.25%, 05/01/50	1,018	941,900
RTX Corp.
2.82%, 09/01/51	971	583,018
3.03%, 03/15/52	1,199	750,812
3.13%, 07/01/50	970	628,671
3.75%, 11/01/46	1,095	820,325
4.05%, 05/04/47	654	509,074
4.15%, 05/15/45	623	502,031
4.20%, 12/15/44(a)	275	218,431
4.35%, 04/15/47	1,155	950,326
4.45%, 11/16/38	733	664,768
4.50%, 06/01/42	3,477	3,020,156
4.63%, 11/16/48	1,684	1,423,275
4.70%, 12/15/41	320	283,434
4.80%, 12/15/43	389	344,896
4.88%, 10/15/40	722	668,485
5.38%, 02/27/53(a)	1,065	1,000,381
5.40%, 05/01/35	305	310,133
5.70%, 04/15/40(a)	470	486,595
6.05%, 06/01/36(a)	405	429,400
6.13%, 07/15/38	565	600,920
6.40%, 03/15/54	1,653	1,774,707
		62,472,035
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,171	842,650
3.70%, 02/04/51	1,259	848,205
3.88%, 09/16/46	1,501	1,074,932
4.00%, 02/04/61	993	676,014
4.25%, 08/09/42	857	678,326
4.45%, 05/06/50	478	366,521
4.50%, 05/02/43	676	545,960
5.38%, 01/31/44(a)	1,694	1,573,402
5.80%, 02/14/39	1,626	1,611,619
5.95%, 02/14/49(a)	2,314	2,243,565
6.20%, 02/14/59	293	283,082
Archer-Daniels-Midland Co.
2.70%, 09/15/51	785	473,302
3.75%, 09/15/47	369	277,186
4.02%, 04/16/43	358	293,240
4.50%, 03/15/49	594	499,128
4.54%, 03/26/42	471	417,830
5.38%, 09/15/35(a)	335	342,814
5.77%, 03/01/41(a)(c)	61	63,719
BAT Capital Corp.
3.73%, 09/25/40	482	368,908
3.98%, 09/25/50	400	277,577

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.39%, 08/15/37	$2,377	$2,084,301
4.54%, 08/15/47	2,011	1,582,546
4.76%, 09/06/49	962	770,243
5.28%, 04/02/50	495	424,591
5.63%, 08/15/35	500	501,999
5.65%, 03/16/52	583	524,898
6.25%, 08/15/55	425	415,123
7.08%, 08/02/43	682	731,392
7.08%, 08/02/53(a)	953	1,035,547
Cargill Inc.
3.13%, 05/25/51(a)(b)	670	440,387
3.88%, 05/23/49(a)(b)	358	273,688
4.38%, 04/22/52(b)	553	453,058
4.76%, 11/23/45(b)	569	502,082
Philip Morris International Inc.
3.88%, 08/21/42	764	606,479
4.13%, 03/04/43	848	694,145
4.25%, 11/10/44	1,204	998,527
4.38%, 11/15/41	761	651,293
4.50%, 03/20/42	677	585,317
4.88%, 11/15/43	501	449,594
6.38%, 05/16/38(a)	1,218	1,324,475
Reynolds American Inc.
5.70%, 08/15/35(a)	613	616,653
5.85%, 08/15/45	2,148	2,012,352
6.15%, 09/15/43(a)	536	527,860
7.25%, 06/15/37	441	483,297
		32,447,827
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	911	704,895
3.38%, 11/01/46	554	396,685
3.38%, 03/27/50(a)	1,259	873,818
3.63%, 05/01/43(a)	460	360,573
3.88%, 11/01/45	967	752,807
		3,088,778
Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50	709	416,864
4.88%, 10/01/43	467	434,118
5.45%, 02/20/54(a)	777	741,318
Ford Motor Co.
4.75%, 01/15/43(a)	1,642	1,227,840
5.29%, 12/08/46(a)	1,319	1,026,317
7.40%, 11/01/46(a)	475	473,662
General Motors Co.
5.15%, 04/01/38	718	646,015
5.20%, 04/01/45	1,221	1,001,237
5.40%, 04/01/48(a)	741	618,903
5.95%, 04/01/49	907	807,093
6.25%, 10/02/43	1,399	1,319,567
6.60%, 04/01/36	970	996,164
6.75%, 04/01/46(a)	707	697,713
		10,406,811
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	1,499	849,847
4.40%, 10/01/46(a)	250	185,498
5.40%, 03/15/49	490	407,913
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	952	648,777
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	$550	$471,563
BorgWarner Inc., 4.38%, 03/15/45(a)	470	374,154
Lear Corp.
3.55%, 01/15/52	330	205,729
5.25%, 05/15/49(a)	687	571,585
		3,715,066
Banks — 7.8%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	5,158	3,655,303
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	887	540,992
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	1,817	1,143,787
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	3,659	2,754,334
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	1,392	1,066,492
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	1,672	1,437,193
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	5,174	3,991,300
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	2,108	1,885,064
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	2,573	2,084,457
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	2,659	2,224,593
4.88%, 04/01/44	950	864,131
5.00%, 01/21/44	2,100	1,941,475
5.88%, 02/07/42(a)	1,924	1,983,650
6.11%, 01/29/37	1,762	1,819,336
7.75%, 05/14/38	1,677	1,966,155
Series L, 4.75%, 04/21/45(a)	510	446,882
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	891	622,630
Bank of America NA, 6.00%, 10/15/36	1,321	1,366,243
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	942	676,198
3.81%, 03/10/42, (1-year CMT + 1.700%)(d)	635	486,147
4.95%, 01/10/47	1,366	1,206,276
5.25%, 08/17/45(a)	1,363	1,279,464
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	343	341,236
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	789	542,132
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.952%)(b)(d)	579	403,984
6.92%, 01/14/46, (1-day SOFR + 2.610%)(b)(d)	575	584,488
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(d)	1,228	849,645
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	1,000	839,846
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,149	919,860
4.65%, 07/30/45	1,111	955,745
4.65%, 07/23/48	2,529	2,125,402
4.75%, 05/18/46	2,053	1,699,394
5.30%, 05/06/44	800	728,808
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,309	1,256,455
5.61%, 03/04/56, (1-day SOFR + 1.746%)(d)	1,770	1,691,359
5.88%, 01/30/42	1,049	1,063,051
6.13%, 08/25/36	558	567,945

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.68%, 09/13/43	$1,050	$1,109,051
6.88%, 03/05/38	409	452,365
6.88%, 02/15/98	229	250,810
8.13%, 07/15/39	1,400	1,731,714
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	777	567,018
3.74%, 09/12/39(b)	1,735	1,383,185
3.90%, 07/12/47(b)	1,249	972,880
4.32%, 01/10/48(a)(b)	1,002	789,231
5.93%, 03/14/46, (1-year CMT + 1.320%)(b)(d)	560	541,576
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,428	1,386,519
5.25%, 08/04/45	927	851,974
5.75%, 12/01/43	982	950,970
5.80%(a)(b)	195	176,896
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	679	455,895
Fifth Third Bancorp, 8.25%, 03/01/38	463	544,809
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	1,531	1,062,594
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	2,378	1,735,099
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	1,771	1,316,931
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	2,727	2,321,444
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	1,726	1,517,100
4.75%, 10/21/45	1,495	1,295,853
4.80%, 07/08/44	1,673	1,468,010
5.15%, 05/22/45	1,983	1,758,757
5.56%, 11/19/45, (1-day SOFR + 1.580%)(d)	2,960	2,846,765
5.73%, 01/28/56, (1-day SOFR + 1.696%)(d)	2,815	2,741,600
6.25%, 02/01/41	2,606	2,719,535
6.45%, 05/01/36	896	944,432
6.75%, 10/01/37	5,316	5,711,838
HSBC Bank USA NA, 7.00%, 01/15/39	655	741,202
HSBC Bank USA NA/New York, 5.63%, 08/15/35	296	297,649
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,311	1,218,374
6.10%, 01/14/42(a)	723	762,776
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	2,537	2,662,372
6.50%, 05/02/36	1,887	2,002,310
6.50%, 09/15/37(a)	1,330	1,408,202
6.50%, 09/15/37	977	1,013,253
6.80%, 06/01/38	1,442	1,567,738
HSBC USA Inc., 7.20%, 07/15/97	497	567,478
Intesa Sanpaolo SpA
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(b)(d)	1,298	1,395,241
7.80%, 11/28/53(b)	1,284	1,447,764
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	1,653	1,142,190
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	1,965	1,487,473
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	2,071	1,367,898
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	2,060	1,537,318
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	3,760	2,582,706
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	2,411	2,090,083
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	1,522	1,175,467
Security	Par (000)	Value
Banks (continued)
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	$3,439	$2,687,672
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	1,664	1,311,393
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	2,137	1,753,612
4.85%, 02/01/44	1,083	993,283
4.95%, 06/01/45	1,899	1,726,717
5.40%, 01/06/42	1,322	1,309,257
5.50%, 10/15/40	1,299	1,308,851
5.53%, 11/29/45, (1-day SOFR + 1.550%)(d)	2,410	2,373,252
5.60%, 07/15/41	1,796	1,813,144
5.63%, 08/16/43(a)	1,283	1,278,271
6.40%, 05/15/38	2,662	2,921,745
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	744	517,698
4.34%, 01/09/48(a)	1,389	1,065,934
5.30%, 12/01/45(a)	604	542,786
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39(a)	1,200	1,012,030
4.15%, 03/07/39(a)	289	258,408
4.29%, 07/26/38(a)	299	272,312
Mizuho Financial Group Inc., 5.42%, 05/13/36, (1-year CMT + 0.980%)(d)	385	386,194
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	1,954	1,184,670
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	2,013	1,482,094
3.97%, 07/22/38(d)	1,743	1,499,256
4.30%, 01/27/45	2,525	2,089,107
4.38%, 01/22/47	2,198	1,830,205
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)(d)	856	783,874
5.52%, 11/19/55, (1-day SOFR + 1.710%)(d)	3,020	2,884,032
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(d)	1,939	1,878,256
6.38%, 07/24/42	1,797	1,929,424
MUFG Bank Ltd., 4.70%, 03/10/44(b)	295	261,199
National Australia Bank Ltd., 2.65%, 01/14/41(b)	489	326,749
Regions Bank/Birmingham AL, 6.45%, 06/26/37	361	365,454
Regions Financial Corp., 7.38%, 12/10/37	210	231,925
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	218	186,497
Societe Generale SA
3.63%, 03/01/41(b)	743	516,197
4.03%, 01/21/43, (1-year CMT + 1.900%)(b)(d)	530	383,672
5.63%, 11/24/45(b)	200	174,052
7.13%, 01/19/55, (1-year CMT + 2.950%)(b)(d)	890	868,660
7.37%, 01/10/53(a)(b)	672	678,845
Standard Chartered PLC
5.30%, 01/09/43(b)	657	581,413
5.70%, 03/26/44(a)(b)	1,881	1,759,902
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	486	323,666
2.93%, 09/17/41(a)	643	458,796
3.05%, 01/14/42	500	368,817
5.84%, 07/09/44	960	957,533
6.18%, 07/13/43(a)	753	795,069
UBS AG/London, 4.50%, 06/26/48	1,024	863,057
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(b)(d)	1,002	718,478

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.88%, 05/15/45	$1,813	$1,596,602
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(b)(d)	1,145	1,082,145
Wachovia Corp., 5.50%, 08/01/35	689	690,207
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	3,526	2,593,581
3.90%, 05/01/45	2,363	1,840,435
4.40%, 06/14/46	2,442	1,935,900
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	3,113	2,577,468
4.65%, 11/04/44	1,896	1,582,200
4.75%, 12/07/46	2,070	1,716,391
4.90%, 11/17/45	2,289	1,955,585
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	5,618	4,942,079
5.38%, 11/02/43	1,869	1,724,623
5.61%, 01/15/44	2,188	2,062,617
5.95%, 12/01/86	581	581,894
Wells Fargo Bank NA
5.85%, 02/01/37	850	871,068
5.95%, 08/26/36	550	568,464
6.60%, 01/15/38(a)	1,220	1,332,742
Westpac Banking Corp.
2.96%, 11/16/40	846	616,662
3.13%, 11/18/41	674	476,253
4.42%, 07/24/39	532	473,154
		197,217,325
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	5,491	5,308,385
4.90%, 02/01/46	9,099	8,295,543
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	95	78,334
4.63%, 02/01/44	374	332,791
4.70%, 02/01/36(a)	835	807,230
4.90%, 02/01/46(a)	1,877	1,696,159
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	74	58,823
4.35%, 06/01/40	530	470,870
4.38%, 04/15/38	905	827,104
4.44%, 10/06/48	2,022	1,701,265
4.50%, 06/01/50(a)	360	313,838
4.60%, 04/15/48	10	8,796
4.60%, 06/01/60	5	4,157
4.75%, 04/15/58	750	650,120
4.95%, 01/15/42	1,420	1,321,069
5.45%, 01/23/39	2,240	2,269,804
5.55%, 01/23/49	4,228	4,183,717
5.80%, 01/23/59	1,837	1,859,167
5.88%, 06/15/35	365	390,874
8.00%, 11/15/39	651	816,353
8.20%, 01/15/39	1,483	1,884,810
Bacardi Ltd.
5.15%, 05/15/38(b)	424	384,071
5.30%, 05/15/48(b)	703	595,185
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(b)	448	420,300
Brown-Forman Corp.
3.75%, 01/15/43	345	268,041
4.00%, 04/15/38(a)	235	205,809
Security	Par (000)	Value
Beverages (continued)
4.50%, 07/15/45	$495	$429,160
Coca-Cola Co. (The)
2.50%, 06/01/40	1,010	728,905
2.50%, 03/15/51(a)	1,509	896,325
2.60%, 06/01/50	1,431	874,868
2.75%, 06/01/60(a)	1,132	661,135
2.88%, 05/05/41	467	346,189
3.00%, 03/05/51(a)	1,654	1,092,061
4.20%, 03/25/50	347	283,481
5.20%, 01/14/55	1,435	1,371,994
5.30%, 05/13/54	1,075	1,038,455
5.40%, 05/13/64	1,490	1,445,055
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	484	462,412
Constellation Brands Inc.
3.75%, 05/01/50	653	462,412
4.10%, 02/15/48	619	470,363
4.50%, 05/09/47	459	373,534
5.25%, 11/15/48	449	400,700
Diageo Capital PLC
3.88%, 04/29/43	453	354,988
5.88%, 09/30/36	491	522,809
Diageo Investment Corp., 4.25%, 05/11/42	530	441,100
Embotelladora Andina SA, 3.95%, 01/21/50(b)	20	14,800
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	590	423,615
4.38%, 05/10/43	74	63,165
Heineken NV
4.00%, 10/01/42(b)	536	437,094
4.35%, 03/29/47(b)	645	531,532
Keurig Dr Pepper Inc.
3.35%, 03/15/51	602	397,608
3.80%, 05/01/50	797	579,673
4.42%, 12/15/46	584	473,506
4.50%, 11/15/45	500	414,813
4.50%, 04/15/52(a)	921	752,317
5.09%, 05/25/48	380	331,462
Molson Coors Beverage Co.
4.20%, 07/15/46	1,720	1,373,344
5.00%, 05/01/42	1,203	1,093,332
PepsiCo Inc.
2.63%, 10/21/41	422	296,693
2.75%, 10/21/51(a)	936	581,250
2.88%, 10/15/49	995	646,909
3.38%, 07/29/49	526	376,016
3.45%, 10/06/46	907	674,554
3.50%, 03/19/40	335	273,180
3.60%, 08/13/42	440	347,179
3.63%, 03/19/50	799	594,846
3.88%, 03/19/60	579	431,310
4.00%, 03/05/42	499	415,977
4.00%, 05/02/47	520	421,522
4.20%, 07/18/52	565	460,879
4.25%, 10/22/44(a)	315	271,853
4.45%, 04/14/46	759	660,205
4.60%, 07/17/45	315	277,435
4.65%, 02/15/53	549	478,338
4.88%, 11/01/40	403	385,504
5.25%, 07/17/54	855	825,716
5.50%, 01/15/40(a)	520	537,415
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(b)	579	340,266

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Pernod Ricard SA, 5.50%, 01/15/42(b)	$993	$933,913
		64,925,782
Biotechnology — 1.9%
Amgen Inc.
2.77%, 09/01/53	1,337	770,101
2.80%, 08/15/41	752	531,066
3.00%, 01/15/52(a)	1,213	756,786
3.15%, 02/21/40	1,334	1,009,727
3.38%, 02/21/50	1,723	1,177,049
4.20%, 02/22/52	1,174	903,413
4.40%, 05/01/45	2,085	1,743,156
4.40%, 02/22/62	1,164	885,391
4.56%, 06/15/48	1,452	1,204,881
4.66%, 06/15/51	3,642	3,052,838
4.88%, 03/01/53(a)	1,105	943,971
4.95%, 10/01/41	658	597,847
5.15%, 11/15/41	766	706,471
5.60%, 03/02/43	2,457	2,390,481
5.65%, 06/15/42	406	397,044
5.65%, 03/02/53	4,342	4,167,469
5.75%, 03/15/40	339	341,495
5.75%, 03/02/63	2,635	2,505,861
6.38%, 06/01/37	521	566,158
6.40%, 02/01/39	285	306,107
6.90%, 06/01/38(a)	260	292,639
Baxalta Inc., 5.25%, 06/23/45	290	267,393
Biogen Inc.
3.15%, 05/01/50	1,456	886,862
3.25%, 02/15/51(a)	716	446,744
5.20%, 09/15/45	1,093	964,664
CSL Finance PLC
4.63%, 04/27/42(b)	670	587,180
4.75%, 04/27/52(a)(b)	979	824,299
4.95%, 04/27/62(b)	489	412,409
5.42%, 04/03/54(b)	570	528,191
Gilead Sciences Inc.
2.60%, 10/01/40	1,009	713,593
2.80%, 10/01/50	2,029	1,256,317
4.00%, 09/01/36	795	718,196
4.15%, 03/01/47	1,691	1,372,868
4.50%, 02/01/45	1,779	1,527,564
4.60%, 09/01/35(a)	867	834,362
4.75%, 03/01/46	2,071	1,822,648
4.80%, 04/01/44(a)	1,494	1,338,115
5.10%, 06/15/35	810	812,918
5.50%, 11/15/54	910	881,370
5.55%, 10/15/53(a)	1,129	1,100,433
5.60%, 11/15/64	765	737,796
5.65%, 12/01/41	978	977,398
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	826	473,102
Royalty Pharma PLC
3.30%, 09/02/40	898	659,578
3.35%, 09/02/51	791	492,859
3.55%, 09/02/50	713	467,541
5.90%, 09/02/54	582	547,840
		46,902,191
Building Materials — 0.6%
Carrier Global Corp.
3.38%, 04/05/40	1,394	1,089,061
Security	Par (000)	Value
Building Materials (continued)
3.58%, 04/05/50	$1,641	$1,175,404
6.20%, 03/15/54(a)	620	650,437
CRH America Finance Inc.
4.40%, 05/09/47(a)(b)	425	348,260
4.50%, 04/04/48(a)(b)	625	521,544
5.88%, 01/09/55(a)	400	395,108
CRH America Inc., 5.13%, 05/18/45(b)	281	254,537
Fortune Brands Innovations Inc., 4.50%, 03/25/52	436	338,708
Holcim Finance U.S. LLC, 4.75%, 09/22/46(b)	330	272,737
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(b)	290	282,937
6.88%, 09/29/39(b)	242	253,256
Johnson Controls International PLC
4.50%, 02/15/47	583	477,574
4.63%, 07/02/44	536	453,067
4.95%, 07/02/64(c)	276	226,870
6.00%, 01/15/36(a)	338	356,723
Lafarge SA, 7.13%, 07/15/36	435	488,404
Martin Marietta Materials Inc.
3.20%, 07/15/51(a)	872	557,223
4.25%, 12/15/47	699	552,327
5.50%, 12/01/54(a)	720	668,495
Masco Corp.
3.13%, 02/15/51	296	181,508
4.50%, 05/15/47(a)	512	405,904
Owens Corning
4.30%, 07/15/47	392	310,045
4.40%, 01/30/48	469	374,299
5.95%, 06/15/54(a)	755	745,347
7.00%, 12/01/36	371	414,432
Trane Technologies Financing Ltd.
4.50%, 03/21/49	443	362,758
4.65%, 11/01/44	262	226,370
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	563	451,609
5.75%, 06/15/43	458	457,599
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	220,309
Vulcan Materials Co.
4.50%, 06/15/47	700	581,897
4.70%, 03/01/48	402	339,299
5.70%, 12/01/54	785	750,204
		15,184,252
Chemicals — 1.5%
Air Liquide Finance SA, 3.50%, 09/27/46(b)	640	468,528
Air Products and Chemicals Inc.
2.70%, 05/15/40	778	561,470
2.80%, 05/15/50	776	488,334
Albemarle Corp.
5.45%, 12/01/44	407	329,382
5.65%, 06/01/52(a)	451	364,965
CF Industries Inc.
4.95%, 06/01/43	789	672,839
5.38%, 03/15/44	534	479,369
Dow Chemical Co. (The)
3.60%, 11/15/50	896	585,818
4.38%, 11/15/42	1,204	948,306
4.63%, 10/01/44	481	383,413
4.80%, 05/15/49	685	543,087
5.25%, 11/15/41	734	651,921

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.55%, 11/30/48	$839	$750,408
5.60%, 02/15/54(a)	825	727,431
5.95%, 03/15/55	545	507,741
6.90%, 05/15/53(a)	885	923,010
9.40%, 05/15/39	581	743,591
DuPont de Nemours Inc.
5.32%, 11/15/38(a)	943	965,860
5.42%, 11/15/48	2,051	2,002,522
Eastman Chemical Co.
4.65%, 10/15/44	856	703,017
4.80%, 09/01/42	595	506,702
Ecolab Inc.
2.13%, 08/15/50	472	252,652
2.70%, 12/15/51(a)	825	496,227
2.75%, 08/18/55	702	414,963
3.95%, 12/01/47	406	320,994
5.50%, 12/08/41	489	487,809
FMC Corp.
4.50%, 10/01/49	468	335,817
6.38%, 05/18/53(a)	516	472,351
GC Treasury Center Co. Ltd., 4.30%, 03/18/51(b)	215	153,123
International Flavors & Fragrances Inc.
3.27%, 11/15/40(b)	778	558,623
3.47%, 12/01/50(b)	1,384	890,978
4.38%, 06/01/47	445	335,377
5.00%, 09/26/48	735	611,494
Linde Inc./CT
2.00%, 08/10/50	364	189,121
3.55%, 11/07/42	715	558,505
LYB International Finance BV
4.88%, 03/15/44(a)	959	791,932
5.25%, 07/15/43	747	648,869
LYB International Finance III LLC
3.38%, 10/01/40	783	561,160
3.63%, 04/01/51(a)	913	590,010
3.80%, 10/01/60	603	375,625
4.20%, 10/15/49	906	651,027
4.20%, 05/01/50	950	678,997
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	969	732,587
Mosaic Co. (The)
4.88%, 11/15/41	380	335,651
5.63%, 11/15/43(a)	505	477,895
Nutrien Ltd.
3.95%, 05/13/50	506	370,184
4.90%, 06/01/43	470	417,700
5.00%, 04/01/49	669	585,401
5.25%, 01/15/45	448	407,569
5.63%, 12/01/40	436	426,909
5.80%, 03/27/53(a)	658	638,991
5.88%, 12/01/36	442	452,971
6.13%, 01/15/41	369	374,655
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(b)	493	379,667
5.88%, 09/17/44(b)	769	645,024
6.75%, 09/19/42(a)(b)	365	341,916
PPG Industries Inc., 5.50%, 11/15/40(a)	265	265,051
RPM International Inc.
4.25%, 01/15/48	245	198,357
5.25%, 06/01/45(a)	299	277,621
Sherwin-Williams Co. (The)
2.90%, 03/15/52	488	292,130
Security	Par (000)	Value
Chemicals (continued)
3.30%, 05/15/50	$484	$319,977
3.80%, 08/15/49	586	421,325
4.00%, 12/15/42	434	340,325
4.50%, 06/01/47	1,144	947,923
4.55%, 08/01/45	243	202,165
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	946	600,736
4.25%, 01/22/50(b)	325	243,532
Westlake Corp.
2.88%, 08/15/41	424	279,611
3.13%, 08/15/51	734	443,700
3.38%, 08/15/61	536	312,181
4.38%, 11/15/47	458	350,866
5.00%, 08/15/46(a)	650	553,677
		37,319,665
Commercial Services — 1.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)(b)	150	113,261
American University (The), Series 2019, 3.67%, 04/01/49	395	294,674
Brown University, Series A, 2.92%, 09/01/50	503	328,644
California Endowment (The), Series 2021, 2.50%, 04/01/51	435	255,218
California Institute of Technology
3.65%, 09/01/2119	407	253,995
4.32%, 08/01/45(a)	413	353,341
4.70%, 11/01/2111	170	137,928
Case Western Reserve University, 5.41%, 06/01/2122	235	213,477
Claremont Mckenna College, 3.78%, 01/01/2122	225	144,277
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	370	303,814
5.63%, 09/25/48(b)	1,096	1,012,035
6.85%, 07/02/37(a)(b)	2,110	2,310,450
Duke University
3.20%, 10/01/38(a)	120	97,880
3.30%, 10/01/46	275	199,353
Series 2020, 2.68%, 10/01/44	387	274,043
Series 2020, 2.76%, 10/01/50	254	160,307
Series 2020, 2.83%, 10/01/55	552	341,499
Emory University, Series 2020, 2.97%, 09/01/50	371	242,858
Equifax Inc., 7.00%, 07/01/37(a)	225	250,128
ERAC USA Finance LLC
4.20%, 11/01/46(b)	713	570,827
4.50%, 02/15/45(b)	566	479,130
5.40%, 05/01/53(a)(b)	820	773,963
5.63%, 03/15/42(b)	417	412,187
7.00%, 10/15/37(b)	1,165	1,328,459
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	456	359,712
Series 2020, 2.42%, 06/01/50(a)	439	250,239
Series 2020, 2.82%, 06/01/70	570	315,543
George Washington University (The)
4.87%, 09/15/45(a)	367	326,729
Series 2014, 4.30%, 09/15/44	287	243,512
Series 2016, 3.55%, 09/15/46(a)	389	288,227
Series 2018, 4.13%, 09/15/48	637	508,308
Georgetown University (The)
5.12%, 04/01/53(a)	180	166,650
Series 20A, 2.94%, 04/01/50(a)	251	160,759

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Series A, 5.22%	$310	$276,564
Series B, 4.32%, 04/01/49	317	257,799
Global Payments Inc.
4.15%, 08/15/49	735	523,435
5.95%, 08/15/52(a)	595	544,574
Howard University, 5.21%, 10/01/52	225	197,693
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	259	254,744
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	326	257,977
Series A, 2.81%, 01/01/60	310	180,280
Leland Stanford Junior University (The)
2.41%, 06/01/50	423	249,729
3.46%, 05/01/47	375	276,744
3.65%, 05/01/48(a)	502	386,067
Massachusetts Institute of Technology
3.07%, 04/01/52	205	136,995
3.89%, 07/01/2116	470	322,359
3.96%, 07/01/38(a)	554	504,160
4.68%	469	391,687
5.60%	742	740,517
Series F, 2.99%, 07/01/50	499	333,476
Series G, 2.29%, 07/01/51(a)	321	181,750
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	318	241,079
Moody's Corp.
2.55%, 08/18/60	391	195,660
2.75%, 08/19/41(a)	540	372,000
3.10%, 11/29/61	422	256,152
3.25%, 05/20/50(a)	219	144,581
3.75%, 02/25/52(a)	462	339,501
4.88%, 12/17/48	384	333,262
5.25%, 07/15/44	555	518,902
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	245	161,720
Northwestern University
3.69%, 12/01/38	185	163,369
3.87%, 12/01/48(a)	270	211,856
4.64%, 12/01/44	515	482,137
4.94%, 12/01/35	35	35,078
Series 2017, 3.66%, 12/01/57	247	178,903
Series 2020, 2.64%, 12/01/50	242	147,538
PayPal Holdings Inc.
3.25%, 06/01/50(a)	719	476,008
5.05%, 06/01/52(a)	1,026	914,809
5.25%, 06/01/62(a)	421	378,399
5.50%, 06/01/54(a)	300	285,133
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	535	488,831
President and Fellows of Harvard College
2.52%, 10/15/50(a)	504	301,692
3.15%, 07/15/46	500	355,085
3.30%, 07/15/56	409	277,952
3.62%, 10/01/37	142	123,590
3.75%, 11/15/52	404	306,654
4.88%, 10/15/40(a)	275	267,570
6.50%, 01/15/39(a)(b)	160	183,034
Quanta Services Inc., 3.05%, 10/01/41	498	345,011
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	862	510,037
S&P Global Inc.
2.30%, 08/15/60(a)	505	256,311
Security	Par (000)	Value
Commercial Services (continued)
3.25%, 12/01/49	$570	$396,079
3.70%, 03/01/52	827	617,397
3.90%, 03/01/62	476	350,560
4.50%, 05/15/48(a)	340	287,684
6.55%, 11/15/37(a)	280	312,834
Thomas Jefferson University, 3.85%, 11/01/57(a)	163	113,456
TR Finance LLC
5.50%, 08/15/35	403	407,313
5.65%, 11/23/43	390	368,356
5.85%, 04/15/40	390	397,268
Trustees of Boston College
3.13%, 07/01/52(a)	257	169,317
3.99%, 07/01/47	230	186,152
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	280	265,346
Trustees of Dartmouth College, 3.47%, 06/01/46	280	206,126
Trustees of Princeton University (The)
4.20%, 03/01/52	290	239,983
5.70%, 03/01/39	169	181,335
Series 2020, 2.52%, 07/01/50(a)	435	266,137
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	249	158,247
4.67%, 09/01/2112	255	210,727
Series 2020, 2.40%, 10/01/50	235	133,739
Trustees of Tufts College
3.10%, 08/15/51	195	127,048
Series 2012, 5.02%, 04/15/2112(a)	290	246,856
University of Chicago (The)
3.00%, 10/01/52	40	26,055
4.00%, 10/01/53	355	275,779
Series 20B, 2.76%, 04/01/45	180	137,658
Series C, 2.55%, 04/01/50(a)	310	197,731
University of Miami, 4.06%, 04/01/52	450	349,649
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	387	293,931
Series 2017, 3.39%, 02/15/48	473	345,013
University of Southern California
2.81%, 10/01/50	276	174,328
3.03%, 10/01/39	132	106,174
4.98%, 10/01/53(a)	460	424,361
5.25%, 10/01/2111(a)	302	277,403
Series 2017, 3.84%, 10/01/47	407	322,530
Series 21A, 2.95%, 10/01/51	284	183,393
Series A, 3.23%, 10/01/2120	330	186,457
Verisk Analytics Inc.
3.63%, 05/15/50	415	289,649
5.50%, 06/15/45	393	376,695
Washington University (The)
3.52%, 04/15/54	455	323,410
4.35%	402	303,254
Wesleyan University, 4.78%, 07/01/2116	231	180,262
William Marsh Rice University
3.57%, 05/15/45	318	252,903
3.77%, 05/15/55	255	193,060
Yale University, Series 2020, 2.40%, 04/15/50(a)	461	271,055
		39,872,541
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41	1,510	1,045,856
2.40%, 08/20/50	1,330	785,558

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.55%, 08/20/60	$1,634	$936,439
2.65%, 05/11/50	2,550	1,589,255
2.65%, 02/08/51	2,979	1,843,551
2.70%, 08/05/51	1,866	1,157,918
2.80%, 02/08/61	1,665	984,272
2.85%, 08/05/61	1,300	778,785
2.95%, 09/11/49	1,648	1,101,670
3.45%, 02/09/45	1,850	1,422,234
3.75%, 09/12/47	1,125	884,179
3.75%, 11/13/47	1,352	1,054,741
3.85%, 05/04/43	2,694	2,233,515
3.85%, 08/04/46	2,006	1,619,222
3.95%, 08/08/52	1,835	1,454,522
4.10%, 08/08/62	1,190	941,945
4.25%, 02/09/47	1,140	972,568
4.38%, 05/13/45	2,077	1,829,453
4.45%, 05/06/44	922	837,014
4.50%, 02/23/36	934	927,324
4.65%, 02/23/46	3,958	3,598,394
4.85%, 05/10/53(a)	1,341	1,263,081
Dell Inc.
5.40%, 09/10/40	233	213,435
6.50%, 04/15/38(a)	330	342,516
Dell International LLC/EMC Corp.
3.38%, 12/15/41	875	627,703
3.45%, 12/15/51(a)	614	405,657
8.10%, 07/15/36	971	1,143,728
8.35%, 07/15/46	440	534,146
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,335	1,231,133
6.20%, 10/15/35	690	717,350
6.35%, 10/15/45(a)	1,608	1,593,223
HP Inc., 6.00%, 09/15/41(a)	872	853,041
IBM International Capital Pte Ltd.
5.25%, 02/05/44	945	891,402
5.30%, 02/05/54(a)	1,418	1,303,800
International Business Machines Corp.
2.85%, 05/15/40	599	430,689
2.95%, 05/15/50(a)	677	421,598
3.43%, 02/09/52	696	469,004
4.00%, 06/20/42	924	753,064
4.15%, 05/15/39	1,871	1,623,165
4.25%, 05/15/49(a)	2,698	2,142,546
4.70%, 02/19/46	567	491,150
4.90%, 07/27/52	800	698,708
5.10%, 02/06/53(a)	586	527,959
5.60%, 11/30/39(a)	675	683,634
7.13%, 12/01/96	447	531,404
Series .., 5.70%, 02/10/55	1,040	1,008,315
Kyndryl Holdings Inc., 4.10%, 10/15/41	521	392,745
		49,292,611
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	499	386,409
4.00%, 08/15/45(a)	579	479,483
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	637	397,439
3.70%, 08/15/42	419	317,319
4.15%, 03/15/47	588	453,221
4.38%, 06/15/45	426	338,886
5.15%, 05/15/53(a)	625	571,607
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
6.00%, 05/15/37(a)	$195	$208,872
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	862	657,351
Kenvue Inc.
5.05%, 03/22/53(a)	1,450	1,346,018
5.10%, 03/22/43(a)	545	520,405
5.20%, 03/22/63	760	703,989
Procter & Gamble Co. (The)
3.50%, 10/25/47(a)	460	348,567
3.55%, 03/25/40	271	229,524
3.60%, 03/25/50	468	352,089
5.55%, 03/05/37	705	749,233
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	731	443,124
		8,503,536
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	450	346,784
4.20%, 05/15/47	492	402,103
4.60%, 06/15/45	1,042	913,117
		1,662,004
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,672	1,292,626
American Express Co., 4.05%, 12/03/42(a)	401	333,988
Apollo Global Management Inc., 5.80%, 05/21/54	717	687,171
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	527	359,125
Ares Management Corp., 5.60%, 10/11/54	750	686,634
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(b)	478	278,956
2.85%, 08/05/51(a)(b)	565	328,805
3.20%, 01/30/52(a)(b)	698	445,056
3.50%, 09/10/49(b)	498	336,303
4.00%, 10/02/47(b)	220	168,142
4.45%, 07/15/45(a)(b)	230	188,082
5.00%, 06/15/44(b)	651	582,792
6.25%, 08/15/42(a)(b)	370	381,779
Blue Owl Finance LLC, 4.13%, 10/07/51	425	288,307
Brookfield Finance Inc.
3.50%, 03/30/51	598	394,690
3.63%, 02/15/52(a)	763	508,342
4.70%, 09/20/47	885	723,146
5.97%, 03/04/54	980	954,864
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	580	380,950
CI Financial Corp., 4.10%, 06/15/51(a)	305	207,555
CME Group Inc.
4.15%, 06/15/48	582	480,937
5.30%, 09/15/43	821	816,697
FMR LLC
5.15%, 02/01/43(b)	400	379,765
6.45%, 11/15/39(b)	490	541,936
6.50%, 12/14/40(b)	407	455,022
Franklin Resources Inc., 2.95%, 08/12/51	395	238,455
Invesco Finance PLC, 5.38%, 11/30/43	433	398,924
Jefferies Financial Group Inc.
6.25%, 01/15/36	367	370,324
6.50%, 01/20/43	527	517,612
6.63%, 10/23/43(a)	333	330,275

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	$576	$533,417
Legg Mason Inc., 5.63%, 01/15/44	705	679,196
LSEGA Financing PLC, 3.20%, 04/06/41(b)	900	678,528
Mastercard Inc.
2.95%, 03/15/51	598	390,864
3.65%, 06/01/49	804	608,129
3.80%, 11/21/46	717	568,112
3.85%, 03/26/50	1,396	1,089,914
3.95%, 02/26/48	494	396,624
Nasdaq Inc.
2.50%, 12/21/40	824	561,059
3.25%, 04/28/50	547	362,096
3.95%, 03/07/52	566	418,644
5.95%, 08/15/53(a)	535	538,498
6.10%, 06/28/63	810	814,131
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	331	280,304
Raymond James Financial Inc.
3.75%, 04/01/51	766	546,218
4.95%, 07/15/46	805	711,997
Visa Inc.
2.00%, 08/15/50	1,562	846,658
2.70%, 04/15/40	1,067	804,429
3.65%, 09/15/47	800	612,136
4.15%, 12/14/35	1,381	1,313,810
4.30%, 12/14/45	3,355	2,882,199
Voya Financial Inc.
4.80%, 06/15/46	334	283,833
5.70%, 07/15/43	432	410,926
Western Union Co. (The)
6.20%, 11/17/36(a)	434	435,787
6.20%, 06/21/40(a)	184	179,240
		31,004,009
Electric — 13.0%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	1,077	728,983
4.00%, 10/03/49(b)	653	498,726
4.75%, 03/09/37(b)	455	435,094
6.50%, 10/27/36(a)(b)	875	968,065
AEP Texas Inc.
3.45%, 05/15/51	423	278,410
3.80%, 10/01/47	378	265,707
5.25%, 05/15/52	450	391,913
Series G, 4.15%, 05/01/49	301	224,212
Series H, 3.45%, 01/15/50	457	306,286
AEP Transmission Co. LLC
3.15%, 09/15/49	315	207,301
3.75%, 12/01/47	459	339,765
3.80%, 06/15/49	224	163,052
4.00%, 12/01/46	415	325,971
4.25%, 09/15/48	336	267,680
4.50%, 06/15/52	565	467,533
5.40%, 03/15/53	680	638,850
Series M, 3.65%, 04/01/50	572	414,530
Series N, 2.75%, 08/15/51	481	286,260
Alabama Power Co.
3.00%, 03/15/52	664	421,131
3.13%, 07/15/51	573	373,901
3.45%, 10/01/49	600	419,450
3.75%, 03/01/45	713	548,067
Security	Par (000)	Value
Electric (continued)
3.85%, 12/01/42	$190	$150,474
4.10%, 01/15/42(a)	275	223,858
4.15%, 08/15/44	349	285,920
4.30%, 01/02/46	555	459,567
5.50%, 03/15/41(a)	263	256,886
6.00%, 03/01/39	402	427,660
6.13%, 05/15/38	295	318,463
Series 11-C, 5.20%, 06/01/41(a)	245	226,233
Series A, 4.30%, 07/15/48	529	433,365
Series B, 3.70%, 12/01/47	560	418,603
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	717	527,401
Ameren Illinois Co.
2.90%, 06/15/51	291	180,581
3.25%, 03/15/50	637	428,432
3.70%, 12/01/47	472	351,881
4.15%, 03/15/46	465	378,603
4.30%, 07/01/44(a)	210	173,279
4.50%, 03/15/49	523	439,071
4.80%, 12/15/43	275	244,078
5.55%, 07/01/54	395	384,425
5.63%, 03/01/55	525	515,753
5.90%, 12/01/52	333	340,613
American Electric Power Co. Inc., 3.25%, 03/01/50	417	266,359
American Transmission Systems Inc., 5.00%, 09/01/44(b)	411	370,951
Appalachian Power Co.
4.40%, 05/15/44	298	239,715
4.45%, 06/01/45	361	288,653
7.00%, 04/01/38	434	483,557
Series L, 5.80%, 10/01/35(a)	185	188,651
Series P, 6.70%, 08/15/37(a)	210	228,204
Series Y, 4.50%, 03/01/49	415	329,197
Series Z, 3.70%, 05/01/50	495	344,124
Arizona Public Service Co.
2.65%, 09/15/50	545	314,469
3.35%, 05/15/50	360	240,756
3.50%, 12/01/49	292	196,396
3.75%, 05/15/46	108	79,746
4.20%, 08/15/48(a)	317	244,346
4.25%, 03/01/49	391	300,514
4.35%, 11/15/45	419	335,774
4.50%, 04/01/42	386	324,255
4.70%, 01/15/44	215	180,084
5.05%, 09/01/41	306	279,738
5.50%, 09/01/35	140	137,921
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	184	193,640
Avista Corp.
4.00%, 04/01/52	168	121,337
4.35%, 06/01/48	456	368,467
Baltimore Gas & Electric Co.
2.90%, 06/15/50(a)	433	269,310
3.20%, 09/15/49	410	271,971
3.50%, 08/15/46	729	522,927
3.75%, 08/15/47	315	234,443
4.25%, 09/15/48	340	271,386
4.55%, 06/01/52	556	459,616
5.40%, 06/01/53(a)	714	665,717
5.65%, 06/01/54(a)	440	429,332
6.35%, 10/01/36	340	367,721

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	$342	$286,674
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	1,589	945,127
3.80%, 07/15/48	607	441,681
4.25%, 10/15/50	928	718,653
4.45%, 01/15/49	988	796,745
4.50%, 02/01/45	726	615,046
4.60%, 05/01/53	979	799,439
5.15%, 11/15/43	698	650,311
5.95%, 05/15/37	514	539,679
6.13%, 04/01/36	1,572	1,657,360
Black Hills Corp.
3.88%, 10/15/49	387	277,009
4.20%, 09/15/46	280	222,824
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	200	202,726
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	195	174,016
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	543	417,841
3.60%, 03/01/52	354	251,695
3.95%, 03/01/48	461	354,446
4.50%, 04/01/44	537	461,943
5.30%, 04/01/53	460	428,024
Series AC, 4.25%, 02/01/49	473	379,433
Series AD, 2.90%, 07/01/50	266	167,106
Series AF, 3.35%, 04/01/51	642	440,844
Series AJ, 4.85%, 10/01/52	262	230,880
CenterPoint Energy Inc., 3.70%, 09/01/49	515	365,606
CEZ A/S, 5.63%, 04/03/42(a)(b)	353	315,342
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	414	346,167
Cleco Power LLC
6.00%, 12/01/40	255	263,486
6.50%, 12/01/35(a)	165	178,924
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	246	253,478
CMS Energy Corp.
4.70%, 03/31/43	220	188,165
4.88%, 03/01/44	381	335,648
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	0 (e)	380
Comision Federal de Electricidad
4.68%, 02/09/51(b)	567	383,201
5.75%, 02/14/42(a)(b)	651	557,292
6.13%, 06/16/45(a)(b)	540	456,975
6.26%, 02/15/52(a)(b)	365	308,527
Commonwealth Edison Co.
3.00%, 03/01/50	693	441,010
3.65%, 06/15/46	725	537,595
3.70%, 03/01/45	413	312,454
3.80%, 10/01/42	365	288,362
4.00%, 03/01/48	821	634,033
4.00%, 03/01/49	438	337,305
4.35%, 11/15/45	428	353,155
4.60%, 08/15/43	355	308,650
4.70%, 01/15/44	302	265,884
5.30%, 02/01/53	589	546,528
5.65%, 06/01/54	425	413,562
6.45%, 01/15/38	519	569,990
Series 123, 3.75%, 08/15/47	622	461,802
Security	Par (000)	Value
Electric (continued)
Series 127, 3.20%, 11/15/49(a)	$350	$231,192
Series 130, 3.13%, 03/15/51	724	468,422
Series 131, 2.75%, 09/01/51	485	288,448
Series 133, 3.85%, 03/15/52	490	360,770
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	717	557,870
4.30%, 04/15/44	454	377,409
5.25%, 01/15/53(a)	581	541,661
6.35%, 06/01/36(a)	150	163,073
Series A, 4.15%, 06/01/45	422	344,008
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	593	383,490
3.60%, 06/15/61(a)	783	521,611
3.70%, 11/15/59	697	476,316
3.85%, 06/15/46	572	438,600
3.95%, 03/01/43	652	518,858
4.45%, 03/15/44	746	633,790
4.50%, 12/01/45	651	550,873
4.50%, 05/15/58	644	510,300
4.63%, 12/01/54	748	616,654
5.70%, 06/15/40	335	340,456
5.70%, 05/15/54(a)	778	763,958
5.90%, 11/15/53	810	815,010
6.15%, 11/15/52	805	834,568
Series 06-A, 5.85%, 03/15/36	365	382,914
Series 06-B, 6.20%, 06/15/36	390	421,271
Series 06-E, 5.70%, 12/01/36	277	285,468
Series 07-A, 6.30%, 08/15/37	519	560,878
Series 08-B, 6.75%, 04/01/38(a)	370	417,225
Series 09-C, 5.50%, 12/01/39	585	584,047
Series 12-A, 4.20%, 03/15/42	403	335,132
Series 2017, 3.88%, 06/15/47	395	300,815
Series 20B, 3.95%, 04/01/50	1,223	936,247
Series A, 4.13%, 05/15/49	676	524,579
Series C, 3.00%, 12/01/60	580	335,346
Series C, 4.00%, 11/15/57	334	238,207
Series C, 4.30%, 12/01/56(a)	273	211,285
Series E, 4.65%, 12/01/48	639	542,227
Consorcio Transmantaro SA, 5.20%, 04/11/38(a)(b)	562	534,983
Constellation Energy Generation LLC
5.60%, 06/15/42(a)	564	538,819
5.75%, 10/01/41	375	365,035
5.75%, 03/15/54(a)	1,480	1,398,005
6.25%, 10/01/39	727	755,770
6.50%, 10/01/53	574	593,917
Consumers Energy Co.
2.50%, 05/01/60	360	193,591
3.10%, 08/15/50	552	366,393
3.25%, 08/15/46	650	460,282
3.50%, 08/01/51	491	347,100
3.75%, 02/15/50	510	381,212
3.95%, 05/15/43	479	384,917
3.95%, 07/15/47	365	287,778
4.05%, 05/15/48(a)	501	395,305
4.10%, 11/15/45	150	118,919
4.20%, 09/01/52	345	276,994
4.35%, 04/15/49	599	495,351
4.35%, 08/31/64	201	155,113
Dayton Power & Light Co. (The), 3.95%, 06/15/49	703	516,159

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Delmarva Power & Light Co.
4.00%, 06/01/42	$243	$191,418
4.15%, 05/15/45(a)	396	316,777
Dominion Energy Inc.
4.70%, 12/01/44	442	370,748
4.85%, 08/15/52	635	529,305
7.00%, 06/15/38	558	620,382
Series A, 4.60%, 03/15/49	411	328,470
Series B, 3.30%, 04/15/41	502	361,118
Series B, 5.95%, 06/15/35	480	496,662
Series C, 4.05%, 09/15/42	269	211,066
Series C, 4.90%, 08/01/41	527	463,143
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	433	377,015
5.10%, 06/01/65(a)	436	377,394
5.45%, 02/01/41	237	229,588
6.05%, 01/15/38	518	544,554
6.25%, 10/15/53	535	564,856
DTE Electric Co.
2.95%, 03/01/50	450	288,297
3.70%, 03/15/45	472	361,472
3.70%, 06/01/46	294	221,842
3.75%, 08/15/47	605	454,626
3.95%, 06/15/42	280	222,922
3.95%, 03/01/49	721	558,651
4.30%, 07/01/44	368	306,442
5.40%, 04/01/53(a)	356	342,263
5.70%, 10/01/37	188	192,768
Series A, 4.00%, 04/01/43	456	369,125
Series A, 4.05%, 05/15/48	615	489,310
Series A, 6.63%, 06/01/36	195	215,550
Series B, 3.25%, 04/01/51	722	486,182
Series B, 3.65%, 03/01/52	620	446,160
Duke Energy Carolinas LLC
3.20%, 08/15/49	821	545,354
3.45%, 04/15/51	552	382,723
3.55%, 03/15/52	723	505,579
3.70%, 12/01/47	572	420,717
3.75%, 06/01/45	567	430,696
3.88%, 03/15/46	576	446,030
3.95%, 03/15/48	553	423,328
4.00%, 09/30/42	648	525,592
4.25%, 12/15/41	709	600,389
5.30%, 02/15/40	755	743,677
5.35%, 01/15/53(a)	933	876,463
5.40%, 01/15/54	772	735,754
6.00%, 01/15/38	536	565,575
6.05%, 04/15/38	454	479,238
6.10%, 06/01/37	522	550,728
Duke Energy Corp.
3.30%, 06/15/41	436	317,163
3.50%, 06/15/51	786	521,358
3.75%, 09/01/46	1,253	905,184
3.95%, 08/15/47	561	410,783
4.20%, 06/15/49	608	461,983
4.80%, 12/15/45	611	517,365
5.00%, 08/15/52	1,020	872,000
5.80%, 06/15/54	775	742,679
6.10%, 09/15/53	738	735,665
Duke Energy Florida LLC
3.00%, 12/15/51	613	384,271
Security	Par (000)	Value
Electric (continued)
3.40%, 10/01/46	$678	$479,122
3.85%, 11/15/42	430	339,315
4.20%, 07/15/48	444	353,271
5.65%, 04/01/40	391	395,712
5.95%, 11/15/52	540	546,314
6.20%, 11/15/53	730	765,914
6.35%, 09/15/37	669	734,089
6.40%, 06/15/38	999	1,086,987
Duke Energy Indiana LLC
2.75%, 04/01/50	638	382,180
3.75%, 05/15/46	551	413,105
5.40%, 04/01/53	530	494,461
6.12%, 10/15/35	360	381,735
6.35%, 08/15/38	540	587,919
6.45%, 04/01/39	460	500,115
Series UUU, 4.20%, 03/15/42	264	216,548
Series WWW, 4.90%, 07/15/43	396	357,945
Series YYY, 3.25%, 10/01/49	571	378,607
Duke Energy Ohio Inc.
3.70%, 06/15/46	424	311,675
4.30%, 02/01/49	429	339,085
5.55%, 03/15/54	470	446,999
5.65%, 04/01/53	420	403,830
Duke Energy Progress LLC
2.50%, 08/15/50	665	379,971
2.90%, 08/15/51(a)	514	316,707
3.60%, 09/15/47	571	413,429
3.70%, 10/15/46	484	361,910
4.00%, 04/01/52	468	352,921
4.10%, 05/15/42	502	413,563
4.10%, 03/15/43	666	542,272
4.15%, 12/01/44	528	429,303
4.20%, 08/15/45	985	802,240
4.38%, 03/30/44	416	351,468
5.35%, 03/15/53	530	494,486
5.55%, 03/15/55	450	434,695
6.30%, 04/01/38	368	395,827
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	686	742,423
El Paso Electric Co.
5.00%, 12/01/44	308	264,481
6.00%, 05/15/35	261	265,543
Electricite de France SA
4.75%, 10/13/35(a)(b)	418	396,609
4.88%, 09/21/38(b)	491	443,800
4.88%, 01/22/44(b)	908	776,729
4.95%, 10/13/45(b)	1,151	991,136
5.00%, 09/21/48(a)(b)	1,214	1,044,955
5.25%, 10/13/55(a)(b)	216	179,310
5.60%, 01/27/40(b)	848	834,197
6.00%, 04/22/64(b)	1,265	1,177,073
6.00%, 01/22/2114(a)(b)	574	540,395
6.38%, 01/13/55(b)	800	790,926
6.90%, 05/23/53(b)	885	933,217
6.95%, 01/26/39(b)	1,595	1,749,920
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	190	199,721
Emera U.S. Finance LP, 4.75%, 06/15/46	1,209	974,005
Enel Finance America LLC, 2.88%, 07/12/41(b)	401	267,953
Enel Finance International NV
4.75%, 05/25/47(b)	1,296	1,068,480

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 06/15/52(b)	$920	$834,546
6.00%, 10/07/39(b)	1,369	1,387,461
6.80%, 09/15/37(a)(b)	886	958,059
7.75%, 10/14/52(a)(b)	849	1,002,885
Engie SA, 5.88%, 04/10/54(b)	20	19,371
Entergy Arkansas LLC
2.65%, 06/15/51	712	414,402
3.35%, 06/15/52	440	291,576
4.20%, 04/01/49	618	486,906
4.95%, 12/15/44(a)	255	224,022
5.75%, 06/01/54	385	378,125
Entergy Corp., 3.75%, 06/15/50	765	528,995
Entergy Louisiana LLC
2.90%, 03/15/51	670	413,189
3.10%, 06/15/41	463	335,565
4.20%, 09/01/48	857	674,610
4.20%, 04/01/50	528	412,746
4.75%, 09/15/52	512	437,616
4.95%, 01/15/45	427	372,865
5.70%, 03/15/54	680	662,081
5.80%, 03/15/55	700	690,811
Entergy Mississippi LLC
3.50%, 06/01/51	399	274,078
3.85%, 06/01/49	436	318,175
5.80%, 04/15/55	550	538,025
5.85%, 06/01/54	320	318,741
Entergy Texas Inc.
3.55%, 09/30/49(a)	500	347,483
4.50%, 03/30/39	258	230,495
5.00%, 09/15/52	336	293,206
5.15%, 06/01/45(a)	190	182,803
5.55%, 09/15/54	370	349,774
5.80%, 09/01/53	412	404,195
Evergy Kansas Central Inc.
3.25%, 09/01/49	135	89,267
3.45%, 04/15/50	455	310,798
4.10%, 04/01/43	409	332,869
4.13%, 03/01/42	266	220,022
4.25%, 12/01/45	318	256,330
4.63%, 09/01/43	229	193,198
5.70%, 03/15/53	244	237,152
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	254	202,721
Evergy Metro Inc.
4.20%, 06/15/47	276	218,011
4.20%, 03/15/48	360	283,028
5.30%, 10/01/41	381	360,962
Series 2019, 4.13%, 04/01/49	420	322,782
Series B, 6.05%, 11/15/35(a)	165	174,369
Eversource Energy, 3.45%, 01/15/50	648	439,115
Exelon Corp.
4.10%, 03/15/52	697	522,636
4.45%, 04/15/46	449	362,758
4.70%, 04/15/50	646	531,954
4.95%, 06/15/35	185	176,881
5.10%, 06/15/45	659	588,557
5.60%, 03/15/53(a)	1,030	965,617
5.63%, 06/15/35	182	183,751
5.88%, 03/15/55	810	787,805
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	348	345,204
Security	Par (000)	Value
Electric (continued)
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	$890	$585,912
Series C, 4.85%, 07/15/47	515	428,730
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38(a)	209	220,073
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	555	464,345
5.45%, 07/15/44(b)	381	363,419
Florida Power & Light Co.
2.88%, 12/04/51(a)	1,330	836,093
3.15%, 10/01/49	825	553,057
3.70%, 12/01/47	763	576,613
3.80%, 12/15/42	364	289,837
3.95%, 03/01/48	1,029	808,022
3.99%, 03/01/49	750	586,195
4.05%, 06/01/42	587	491,239
4.05%, 10/01/44	281	229,644
4.13%, 02/01/42	590	495,741
4.13%, 06/01/48	532	429,239
4.95%, 06/01/35(a)	253	251,881
5.13%, 06/01/41	280	266,286
5.25%, 02/01/41	402	392,415
5.30%, 04/01/53	751	715,586
5.60%, 06/15/54	848	841,489
5.65%, 02/01/37	375	388,649
5.69%, 03/01/40(a)	471	485,910
5.70%, 03/15/55(a)	765	766,363
5.80%, 03/15/65	710	714,650
5.95%, 02/01/38	567	602,476
5.96%, 04/01/39	447	473,594
Georgia Power Co.
4.30%, 03/15/42	1,080	914,863
4.30%, 03/15/43	399	335,304
5.13%, 05/15/52(a)	740	678,125
5.40%, 06/01/40(a)	262	258,817
Series 10-C, 4.75%, 09/01/40	478	436,224
Series A, 3.25%, 03/15/51	732	485,696
Series B, 3.70%, 01/30/50(a)	514	377,530
Great River Energy, 6.25%, 07/01/38(b)	37	38,005
Iberdrola International BV, 6.75%, 07/15/36	380	428,941
Idaho Power Co.
3.65%, 03/01/45(a)	264	196,188
5.50%, 03/15/53	240	225,838
5.70%, 03/15/55	500	484,527
5.80%, 04/01/54	85	83,550
Series K, 4.20%, 03/01/48	505	404,909
Indiana Michigan Power Co.
3.25%, 05/01/51	285	185,637
4.25%, 08/15/48	580	459,589
5.63%, 04/01/53	500	481,420
6.05%, 03/15/37(a)	333	351,159
Series K, 4.55%, 03/15/46	390	326,364
Series L, 3.75%, 07/01/47(a)	315	231,749
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)(b)	375	296,798
4.70%, 09/01/45(a)(b)	266	224,681
5.70%, 04/01/54(a)(b)	380	369,185
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(b)	765	533,347
4.88%, 01/14/48(a)(b)	517	367,742
Interchile SA, 4.50%, 06/30/56(b)	1,080	851,872

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
International Transmission Co., 4.63%, 08/15/43	$145	$121,884
Interstate Power & Light Co.
3.10%, 11/30/51	203	128,021
3.50%, 09/30/49	516	357,283
3.70%, 09/15/46	414	304,640
4.70%, 10/15/43	238	201,872
6.25%, 07/15/39(a)	190	200,973
Interstate Power and Light Co., 5.45%, 09/30/54	25	23,422
ITC Holdings Corp., 5.30%, 07/01/43	303	277,906
Jersey Central Power & Light Co., 6.15%, 06/01/37(a)	261	277,881
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	149	143,977
Kentucky Utilities Co.
3.30%, 06/01/50	326	217,879
4.38%, 10/01/45	504	416,615
5.13%, 11/01/40	632	599,560
Series 1, 4.65%, 11/15/43(a)	272	230,901
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	182	179,748
Louisville Gas & Electric Co.
4.25%, 04/01/49	556	434,796
4.38%, 10/01/45	275	225,961
4.65%, 11/15/43(a)	262	223,816
5.13%, 11/15/40	305	291,768
Majapahit Holding BV, 7.88%, 06/29/37(b)	55	64,333
Massachusetts Electric Co.
4.00%, 08/15/46(a)(b)	590	462,188
5.87%, 02/26/54(b)	165	162,418
5.90%, 11/15/39(b)	732	742,806
MidAmerican Energy Co.
2.70%, 08/01/52(a)	590	350,174
3.15%, 04/15/50	713	474,060
3.65%, 08/01/48	935	694,257
3.95%, 08/01/47	872	674,550
4.25%, 05/01/46	431	353,474
4.25%, 07/15/49	1,079	866,301
4.40%, 10/15/44	170	143,567
4.80%, 09/15/43	341	308,443
5.30%, 02/01/55	715	666,572
5.75%, 11/01/35	306	322,940
5.80%, 10/15/36	345	363,446
5.85%, 09/15/54(a)	1,225	1,238,475
Minejesa Capital BV, 5.63%, 08/10/37(b)	503	468,399
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	428	356,528
Series B, 3.10%, 07/30/51	180	116,224
Monongahela Power Co., 5.40%, 12/15/43(b)	659	632,489
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	232	185,219
5.64%, 03/15/40(a)(b)	183	181,325
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	309	251,671
4.40%, 11/01/48	313	256,899
Nevada Power Co.
5.38%, 09/15/40(a)	235	232,849
5.45%, 05/15/41(a)	245	237,466
5.90%, 05/01/53	437	431,547
6.00%, 03/15/54	555	561,828
Series EE, 3.13%, 08/01/50	384	244,258
Series N, 6.65%, 04/01/36	361	393,765
Security	Par (000)	Value
Electric (continued)
Series R, 6.75%, 07/01/37	$340	$378,956
New England Power Co.
2.81%, 10/06/50(b)	633	379,512
3.80%, 12/05/47(b)	374	278,271
5.94%, 11/25/52(a)(b)	245	250,183
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	158,091
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	584	355,452
5.11%, 09/29/57(b)	15	13,339
5.25%, 02/28/53(a)	1,025	917,095
5.55%, 03/15/54	763	713,293
5.90%, 03/15/55(a)	925	900,740
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	414	254,307
4.12%, 11/28/42(b)	350	281,547
5.66%, 01/17/54(b)	630	594,659
5.78%, 09/16/52(b)	615	593,498
Northern States Power Co./MN
2.60%, 06/01/51	606	358,083
2.90%, 03/01/50	830	531,717
3.20%, 04/01/52	526	350,872
3.40%, 08/15/42	458	345,866
3.60%, 05/15/46	127	94,751
3.60%, 09/15/47	592	435,342
4.00%, 08/15/45	315	252,114
4.13%, 05/15/44	298	243,489
4.50%, 06/01/52	605	504,557
4.85%, 08/15/40(a)	245	230,972
5.10%, 05/15/53	678	617,859
5.25%, 07/15/35(a)	224	227,445
5.35%, 11/01/39	268	269,849
5.40%, 03/15/54	790	750,153
5.65%, 05/15/55	335	332,118
6.20%, 07/01/37(a)	283	310,299
6.25%, 06/01/36	351	385,695
Northern States Power Co./WI, 5.65%, 06/15/54	385	381,061
NorthWestern Corp., 4.18%, 11/15/44	458	370,344
NSTAR Electric Co.
3.10%, 06/01/51	442	287,777
4.40%, 03/01/44	276	231,311
4.55%, 06/01/52	160	132,196
4.95%, 09/15/52	632	562,685
5.50%, 03/15/40	197	197,337
Oglethorpe Power Corp.
3.75%, 08/01/50	335	233,904
4.20%, 12/01/42	199	158,235
4.25%, 04/01/46(a)	230	177,357
4.50%, 04/01/47	285	229,609
4.55%, 06/01/44	260	213,565
5.05%, 10/01/48(a)	480	418,771
5.25%, 09/01/50	130	114,212
5.38%, 11/01/40	535	514,731
5.80%, 06/01/54(b)	795	764,527
5.90%, 02/01/55(a)(b)	200	195,463
5.95%, 11/01/39	268	275,326
6.20%, 12/01/53	290	290,547
Ohio Edison Co.
6.88%, 07/15/36	290	325,116
8.25%, 10/15/38(a)	225	282,451

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ohio Power Co.
4.00%, 06/01/49	$467	$347,033
4.15%, 04/01/48	415	320,200
Series F, 5.85%, 10/01/35(a)	185	190,770
Series R, 2.90%, 10/01/51	595	357,985
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	300	225,018
3.90%, 05/01/43	210	163,892
4.00%, 12/15/44	245	191,052
4.15%, 04/01/47(a)	331	259,447
4.55%, 03/15/44	231	197,043
5.25%, 05/15/41(a)	240	229,490
5.60%, 04/01/53	527	506,961
5.85%, 06/01/40(a)	240	242,641
Oklahoma Gas and Electric Co., 5.80%, 04/01/55	250	245,971
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	557	321,205
3.10%, 09/15/49	726	469,549
3.70%, 05/15/50	386	274,638
3.75%, 04/01/45	559	425,483
3.80%, 09/30/47	338	252,320
3.80%, 06/01/49	478	350,179
4.10%, 11/15/48	464	362,727
4.55%, 12/01/41	150	130,439
4.60%, 06/01/52	511	423,298
4.95%, 09/15/52	901	793,844
5.25%, 09/30/40	456	441,785
5.30%, 06/01/42(a)	312	297,059
5.35%, 10/01/52(a)	350	325,953
5.55%, 06/15/54	560	534,185
5.80%, 04/01/55(b)	705	696,307
7.50%, 09/01/38	183	218,911
Pacific Gas and Electric Co.
3.30%, 08/01/40	696	502,167
3.50%, 08/01/50(a)	2,085	1,333,403
3.75%, 08/15/42	398	284,425
3.95%, 12/01/47	804	563,420
4.00%, 12/01/46	661	470,889
4.20%, 06/01/41(a)	453	349,883
4.25%, 03/15/46	467	351,698
4.30%, 03/15/45	595	450,351
4.45%, 04/15/42	396	312,107
4.50%, 07/01/40	1,836	1,522,217
4.50%, 12/15/41(a)	249	193,860
4.60%, 06/15/43	415	329,135
4.75%, 02/15/44	849	687,164
4.95%, 07/01/50	3,100	2,497,134
5.25%, 03/01/52	727	604,770
5.90%, 10/01/54	572	523,498
6.15%, 03/01/55	1,000	937,182
6.70%, 04/01/53	1,026	1,037,418
6.75%, 01/15/53	1,620	1,630,821
PacifiCorp
2.90%, 06/15/52	1,332	780,976
3.30%, 03/15/51	838	537,056
4.10%, 02/01/42	265	208,917
4.13%, 01/15/49	625	470,598
4.15%, 02/15/50	607	454,572
5.25%, 06/15/35	285	284,467
5.35%, 12/01/53	1,397	1,246,197
Security	Par (000)	Value
Electric (continued)
5.50%, 05/15/54(a)	$1,260	$1,140,057
5.75%, 04/01/37	560	563,837
5.80%, 01/15/55	1,319	1,257,295
6.00%, 01/15/39	544	551,790
6.10%, 08/01/36	320	332,771
6.25%, 10/15/37	583	613,646
6.35%, 07/15/38	295	310,007
PECO Energy Co.
2.80%, 06/15/50	392	241,414
2.85%, 09/15/51	445	272,883
3.00%, 09/15/49	370	239,922
3.05%, 03/15/51	365	233,701
3.70%, 09/15/47	403	300,470
3.90%, 03/01/48	679	521,700
4.15%, 10/01/44	289	238,649
4.38%, 08/15/52	472	386,313
4.60%, 05/15/52	475	399,894
4.80%, 10/15/43(a)	250	222,563
5.25%, 09/15/54	235	220,173
5.95%, 10/01/36	261	280,645
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(b)	895	620,108
4.38%, 02/05/50(b)	505	374,596
4.88%, 07/17/49(b)	573	458,347
5.25%, 10/24/42(b)	950	832,437
5.25%, 05/15/47(b)	515	441,537
6.15%, 05/21/48(b)	815	782,969
6.25%, 01/25/49(b)	740	717,800
Potomac Electric Power Co.
4.15%, 03/15/43	541	445,206
5.50%, 03/15/54	350	333,691
6.50%, 11/15/37	450	498,795
7.90%, 12/15/38(a)	230	286,476
PPL Electric Utilities Corp.
3.00%, 10/01/49	405	264,483
3.95%, 06/01/47	515	405,090
4.13%, 06/15/44	297	247,528
4.15%, 10/01/45	374	309,545
4.15%, 06/15/48	512	411,737
4.75%, 07/15/43	320	290,067
5.20%, 07/15/41	235	224,963
5.25%, 05/15/53	678	640,127
6.25%, 05/15/39	175	191,489
Progress Energy Inc., 6.00%, 12/01/39	555	566,216
Public Service Co. of Colorado
3.55%, 06/15/46(a)	357	248,804
3.60%, 09/15/42	438	336,236
3.80%, 06/15/47	418	308,473
3.95%, 03/15/43	254	195,654
4.05%, 09/15/49	378	286,814
4.10%, 06/15/48	502	383,644
4.30%, 03/15/44	315	256,976
4.50%, 06/01/52	458	372,141
5.25%, 04/01/53	956	864,227
5.75%, 05/15/54	1,145	1,113,474
5.85%, 05/15/55	700	687,372
6.50%, 08/01/38	225	243,951
Series 17, 6.25%, 09/01/37	340	363,708
Series 34, 3.20%, 03/01/50	730	479,406
Series 36, 2.70%, 01/15/51	455	262,907

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of New Hampshire
3.60%, 07/01/49	$337	$241,656
5.15%, 01/15/53	232	212,556
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	184	200,569
Series K, 3.15%, 08/15/51	467	295,309
Public Service Electric & Gas Co.
2.05%, 08/01/50	333	173,726
2.70%, 05/01/50	419	254,250
3.00%, 03/01/51	452	290,633
3.15%, 01/01/50	308	205,218
3.20%, 08/01/49	405	271,313
3.60%, 12/01/47	362	266,735
3.65%, 09/01/42	225	175,414
3.80%, 01/01/43	390	310,457
3.80%, 03/01/46	516	395,215
3.85%, 05/01/49	356	272,650
3.95%, 05/01/42	466	382,139
4.05%, 05/01/48	330	261,044
4.15%, 11/01/45(a)	249	199,530
5.13%, 03/15/53	535	494,559
5.30%, 08/01/54(a)	475	448,853
5.38%, 11/01/39(a)	215	218,412
5.45%, 08/01/53	278	269,228
5.45%, 03/01/54	330	318,129
5.50%, 03/01/40	280	284,259
5.70%, 12/01/36	184	191,222
5.80%, 05/01/37	257	271,406
Series D, 5.25%, 07/01/35(a)	70	70,389
Series I, 4.00%, 06/01/44(a)	260	204,666
Series K, 4.05%, 05/01/45(a)	269	214,009
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	65	63,179
Puget Sound Energy Inc.
2.89%, 09/15/51	305	186,060
3.25%, 09/15/49	451	297,480
4.22%, 06/15/48	599	475,068
4.30%, 05/20/45	441	356,609
4.43%, 11/15/41	236	196,298
5.45%, 06/01/53	311	293,620
5.48%, 06/01/35	154	153,809
5.64%, 04/15/41	25	24,415
5.69%, 06/15/54	605	585,510
5.76%, 10/01/39	270	276,005
5.76%, 07/15/40(a)	410	409,755
5.80%, 03/15/40	234	238,051
6.27%, 03/15/37	210	225,215
6.72%, 06/15/36	135	148,056
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	755	778,715
RWE Finance U.S. LLC, 6.25%, 04/16/54(a)(b)	1,185	1,147,619
San Diego Gas & Electric Co.
3.70%, 03/15/52	538	382,968
3.95%, 11/15/41	146	115,880
4.15%, 05/15/48	445	342,591
4.30%, 04/01/42	257	208,284
4.50%, 08/15/40	452	401,058
5.35%, 05/15/35	199	198,123
5.35%, 05/15/40(a)	240	231,664
5.35%, 04/01/53(a)	794	731,485
5.55%, 04/15/54	603	571,682
6.00%, 06/01/39	293	306,857
Security	Par (000)	Value
Electric (continued)
Series FFF, 6.13%, 09/15/37	$170	$177,598
Series RRR, 3.75%, 06/01/47	506	368,874
Series TTT, 4.10%, 06/15/49	416	317,010
Series UUU, 3.32%, 04/15/50	457	304,113
Series WWW, 2.95%, 08/15/51	577	353,681
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	955	896,067
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	1,142	1,127,725
Sempra
3.80%, 02/01/38	1,108	895,729
4.00%, 02/01/48	518	373,871
6.00%, 10/15/39	827	821,196
Sierra Pacific Power Co.
5.90%, 03/15/54	422	418,446
Series P, 6.75%, 07/01/37	260	286,395
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	248	251,044
Southern California Edison Co.
3.45%, 02/01/52	720	457,030
3.65%, 02/01/50	1,197	793,872
3.90%, 12/01/41	280	203,999
4.00%, 04/01/47	1,729	1,239,319
4.05%, 03/15/42	375	285,730
4.50%, 09/01/40	312	257,904
4.65%, 10/01/43	746	599,779
5.50%, 03/15/40	426	395,219
5.63%, 02/01/36	379	371,788
5.70%, 03/01/53	490	438,319
5.75%, 04/15/54	395	356,090
5.88%, 12/01/53(a)	666	614,114
5.90%, 03/01/55(a)	375	344,617
6.05%, 03/15/39	476	471,109
6.20%, 09/15/55	625	607,930
Series 05-B, 5.55%, 01/15/36(a)	235	228,779
Series 05-E, 5.35%, 07/15/35	333	318,731
Series 06-E, 5.55%, 01/15/37	378	364,398
Series 08-A, 5.95%, 02/01/38	622	614,800
Series 13-A, 3.90%, 03/15/43	502	365,053
Series 20A, 2.95%, 02/01/51(a)	520	299,392
Series B, 4.88%, 03/01/49	621	503,156
Series C, 3.60%, 02/01/45	388	265,181
Series C, 4.13%, 03/01/48	1,160	843,747
Series E, 5.45%, 06/01/52	355	303,881
Series H, 3.65%, 06/01/51	848	568,362
Southern Co. (The)
4.25%, 07/01/36	242	219,236
4.40%, 07/01/46	2,064	1,671,658
Southern Power Co.
5.15%, 09/15/41(a)	520	480,941
5.25%, 07/15/43	310	287,437
Series F, 4.95%, 12/15/46	178	152,572
Southwestern Electric Power Co.
3.25%, 11/01/51	1,115	703,487
6.20%, 03/15/40	119	124,384
Series J, 3.90%, 04/01/45	353	264,030
Series L, 3.85%, 02/01/48	455	326,809
Southwestern Public Service Co.
3.40%, 08/15/46	332	228,834
3.70%, 08/15/47	412	296,050
3.75%, 06/15/49	645	462,753
4.50%, 08/15/41	388	325,797

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.00%, 10/01/36(a)	$226	$234,859
6.00%, 06/01/54	525	525,813
Series 6, 4.40%, 11/15/48	307	244,084
Series 8, 3.15%, 05/01/50	863	554,031
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	635	589,601
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	465	427,901
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	680	661,676
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	415	357,157
Tampa Electric Co.
3.45%, 03/15/51	230	156,046
3.63%, 06/15/50	320	227,892
4.10%, 06/15/42	229	188,716
4.20%, 05/15/45	20	15,610
4.30%, 06/15/48	370	296,274
4.35%, 05/15/44	299	248,745
4.45%, 06/15/49(a)	436	355,323
5.00%, 07/15/52	135	118,718
6.15%, 05/15/37	180	188,512
6.55%, 05/15/36	205	221,373
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	308	282,096
Toledo Edison Co. (The), 6.15%, 05/15/37	55	59,439
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	216	170,385
6.00%, 06/15/40(a)(b)	482	486,515
Tucson Electric Power Co.
3.25%, 05/01/51(a)	221	143,787
4.00%, 06/15/50	226	168,191
4.85%, 12/01/48(a)	349	302,990
5.50%, 04/15/53	305	287,117
5.90%, 04/15/55(a)	515	514,495
Union Electric Co.
2.63%, 03/15/51	801	471,809
3.25%, 10/01/49(a)	363	247,640
3.65%, 04/15/45	531	397,905
3.90%, 09/15/42	479	387,972
3.90%, 04/01/52	655	492,036
4.00%, 04/01/48	181	140,128
5.13%, 03/15/55	440	397,275
5.25%, 01/15/54	345	317,406
5.30%, 08/01/37	162	162,783
5.45%, 03/15/53	394	374,611
8.45%, 03/15/39	87	110,170
Virginia Electric & Power Co.
2.45%, 12/15/50	969	533,341
2.95%, 11/15/51	978	600,269
3.30%, 12/01/49	282	185,413
4.00%, 01/15/43	521	414,047
4.45%, 02/15/44	628	526,977
4.60%, 12/01/48	1,022	850,553
5.35%, 01/15/54	650	596,023
5.45%, 04/01/53(a)	772	721,165
5.55%, 08/15/54	630	602,111
5.70%, 08/15/53	760	740,732
6.35%, 11/30/37	437	467,934
8.88%, 11/15/38	637	833,023
Security	Par (000)	Value
Electric (continued)
Series A, 6.00%, 05/15/37	$623	$649,791
Series B, 3.80%, 09/15/47	518	383,459
Series B, 4.20%, 05/15/45	392	314,441
Series B, 6.00%, 01/15/36	528	552,027
Series C, 4.00%, 11/15/46	717	551,972
Series C, 4.63%, 05/15/52	663	542,320
Series D, 4.65%, 08/15/43	663	573,139
Virginia Electric and Power Co., 5.65%, 03/15/55(a)	460	440,882
Wisconsin Electric Power Co.
3.65%, 12/15/42(a)	316	241,335
4.25%, 06/01/44	201	162,779
4.30%, 12/15/45(a)	181	147,989
4.30%, 10/15/48(a)	292	237,075
5.05%, 10/01/54(a)	30	26,674
5.70%, 12/01/36	195	204,383
Wisconsin Power and Light Co.
3.65%, 04/01/50(a)	344	242,354
4.10%, 10/15/44	260	201,370
6.38%, 08/15/37	195	210,870
7.60%, 10/01/38	150	178,330
Wisconsin Public Service Corp.
2.85%, 12/01/51	905	548,219
3.30%, 09/01/49	99	67,261
3.67%, 12/01/42	373	286,486
4.75%, 11/01/44	455	402,809
Xcel Energy Inc.
3.50%, 12/01/49	406	271,041
4.80%, 09/15/41(a)	233	198,888
6.50%, 07/01/36	275	292,270
		327,316,986
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50	536	330,401
2.80%, 12/21/51	945	581,366
5.25%, 11/15/39	312	316,308
6.13%, 04/15/39(a)	195	215,249
		1,443,324
Electronics — 0.2%
Amphenol Corp., 5.38%, 11/15/54(a)	255	247,676
Fortive Corp., 4.30%, 06/15/46	644	511,566
Honeywell International Inc.
2.80%, 06/01/50	744	463,201
3.81%, 11/21/47	567	426,287
5.25%, 03/01/54	1,795	1,682,995
5.35%, 03/01/64	704	649,609
5.38%, 03/01/41(a)	378	376,494
5.70%, 03/15/36	328	340,004
5.70%, 03/15/37	466	482,590
Tyco Electronics Group SA, 7.13%, 10/01/37	435	505,291
		5,685,713
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)(b)	461	378,129
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	525	382,968
5.13%, 08/11/61(a)(b)	1,247	831,931
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	200	153,807

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	$332	$224,106
Mexico City Airport Trust
5.50%, 10/31/46(b)	658	520,237
5.50%, 07/31/47(b)	1,806	1,408,680
		3,521,729
Entertainment — 0.3%
Warnermedia Holdings Inc.
5.05%, 03/15/42	4,075	3,071,586
5.14%, 03/15/52(a)	6,548	4,476,620
5.39%, 03/15/62	1,804	1,227,183
		8,775,389
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	352	276,755
Republic Services Inc.
3.05%, 03/01/50(a)	518	344,564
5.70%, 05/15/41	353	355,608
6.20%, 03/01/40	402	430,902
Waste Connections Inc.
2.95%, 01/15/52	776	488,814
3.05%, 04/01/50	507	329,737
Waste Management Inc.
2.50%, 11/15/50(a)	494	287,405
2.95%, 06/01/41	444	325,236
4.10%, 03/01/45	195	158,016
4.15%, 07/15/49	715	580,132
5.35%, 10/15/54(a)	1,025	983,572
		4,560,741
Food — 2.2%
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	690	498,601
5.38%, 01/09/36(b)	445	434,131
Cencosud SA, 6.63%, 02/12/45(b)	200	202,907
Conagra Brands Inc.
5.30%, 11/01/38	903	854,810
5.40%, 11/01/48(a)	955	849,403
Flowers Foods Inc., 6.20%, 03/15/55(a)	15	14,931
General Mills Inc.
3.00%, 02/01/51(a)	666	416,810
4.15%, 02/15/43	515	413,728
4.55%, 04/17/38	284	261,031
4.70%, 04/17/48	437	370,485
5.40%, 06/15/40	371	355,317
Gruma SAB de CV, 5.76%, 12/09/54(b)	180	167,400
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	585	431,931
4.70%, 11/10/47(b)	674	552,350
4.88%, 06/27/44(b)	400	345,789
Hershey Co. (The)
2.65%, 06/01/50(a)	413	250,696
3.13%, 11/15/49	404	271,985
3.38%, 08/15/46(a)	364	263,180
Hormel Foods Corp., 3.05%, 06/03/51	589	380,359
Ingredion Inc.
3.90%, 06/01/50	375	278,618
6.63%, 04/15/37	199	218,051
J.M. Smucker Co. (The)
4.38%, 03/15/45	602	487,323
6.50%, 11/15/43	699	740,780
Security	Par (000)	Value
Food (continued)
6.50%, 11/15/53(a)	$930	$988,818
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	940	724,891
6.50%, 12/01/52(a)	1,555	1,600,897
7.25%, 11/15/53	760	845,408
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(b)	770	782,297
Kellanova
4.50%, 04/01/46	630	537,860
5.75%, 05/16/54	400	394,974
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	505	514,095
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,645	2,142,769
4.63%, 10/01/39	375	336,626
4.88%, 10/01/49	1,444	1,234,543
5.00%, 07/15/35(a)	571	564,634
5.00%, 06/04/42	1,375	1,244,686
5.20%, 07/15/45	1,576	1,428,461
5.50%, 06/01/50	725	679,335
6.50%, 02/09/40	663	710,987
6.88%, 01/26/39	755	835,944
7.13%, 08/01/39(b)	803	911,042
Kroger Co. (The)
3.88%, 10/15/46	576	429,820
3.95%, 01/15/50	543	404,701
4.45%, 02/01/47	994	809,551
4.65%, 01/15/48	530	439,593
5.00%, 04/15/42	342	315,117
5.15%, 08/01/43	154	141,326
5.40%, 07/15/40	320	311,294
5.40%, 01/15/49(a)	641	591,536
5.50%, 09/15/54(a)	2,125	1,987,745
5.65%, 09/15/64	1,463	1,358,818
6.90%, 04/15/38	235	260,522
Mars Inc.
2.38%, 07/16/40(b)	920	639,402
2.45%, 07/16/50(a)(b)	412	233,435
3.88%, 04/01/39(b)	614	529,356
3.95%, 04/01/44(a)(b)	372	298,717
3.95%, 04/01/49(b)	878	680,130
4.13%, 04/01/54(b)	522	410,002
4.20%, 04/01/59(a)(b)	731	565,493
5.65%, 05/01/45(b)	2,235	2,219,559
5.70%, 05/01/55(b)	3,579	3,527,685
5.80%, 05/01/65(b)	395	389,102
McCormick & Co. Inc./MD, 4.20%, 08/15/47	354	282,233
Mondelez International Inc., 2.63%, 09/04/50	1,150	677,635
Nestle Capital Corp., 5.10%, 03/12/54(b)	670	630,331
Nestle Holdings Inc.
2.50%, 09/14/41(a)(b)	555	385,112
2.63%, 09/14/51(a)(b)	492	298,344
3.90%, 09/24/38(a)(b)	1,077	958,095
4.00%, 09/24/48(b)	1,737	1,396,210
4.70%, 01/15/53(a)(b)	923	814,690
Sysco Corp.
3.15%, 12/14/51	756	471,252
3.30%, 02/15/50	629	411,746
4.45%, 03/15/48	268	216,524
4.50%, 04/01/46	511	418,389
4.85%, 10/01/45	510	438,882

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.38%, 09/21/35	$330	$331,850
6.60%, 04/01/40	595	637,879
6.60%, 04/01/50	1,134	1,202,170
Tesco PLC, 6.15%, 11/15/37(b)	280	284,805
The Campbell's Co.
3.13%, 04/24/50(a)	533	343,209
4.80%, 03/15/48	652	560,035
5.25%, 10/13/54	385	345,440
Tyson Foods Inc.
4.55%, 06/02/47	775	631,845
5.10%, 09/28/48	1,546	1,370,628
5.15%, 08/15/44	292	261,695
		55,450,786
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(b)	477	393,651
5.50%, 11/02/47	317	277,903
5.50%, 04/30/49(a)(b)	510	446,425
International Paper Co.
4.35%, 08/15/48(a)	851	665,773
4.40%, 08/15/47(a)	719	572,126
4.80%, 06/15/44	530	448,777
5.00%, 09/15/35	106	103,697
5.15%, 05/15/46	680	601,140
6.00%, 11/15/41	668	660,355
7.30%, 11/15/39	369	420,834
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,138	1,181,852
		5,772,533
Gas — 1.0%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	260	249,762
Atmos Energy Corp.
2.85%, 02/15/52	659	402,191
3.38%, 09/15/49	495	340,828
4.13%, 10/15/44	706	582,172
4.13%, 03/15/49	406	319,199
4.15%, 01/15/43	514	427,592
4.30%, 10/01/48	581	473,302
5.00%, 12/15/54	640	570,802
5.50%, 06/15/41	420	421,380
5.75%, 10/15/52	382	380,277
6.20%, 11/15/53	439	466,347
Boston Gas Co.
4.49%, 02/15/42(b)	450	373,721
6.12%, 07/20/53(b)	385	383,663
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	655	505,693
4.49%, 03/04/49(b)	442	343,108
4.50%, 03/10/46(a)(b)	392	319,760
6.42%, 07/18/54(a)(b)	440	449,984
CenterPoint Energy Resources Corp.
4.10%, 09/01/47(a)	318	257,689
5.85%, 01/15/41	316	318,249
6.63%, 11/01/37(a)	250	276,275
Centrica PLC, 5.38%, 10/16/43(b)	409	370,615
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	777	485,164
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	394	256,864
5.82%, 04/01/41(b)	455	437,328
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	645	707,351
Security	Par (000)	Value
Gas (continued)
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	$385	$416,276
NiSource Inc.
3.95%, 03/30/48	767	580,187
4.38%, 05/15/47	1,017	824,995
4.80%, 02/15/44	745	653,633
5.00%, 06/15/52(a)	609	530,002
5.25%, 02/15/43	447	412,942
5.65%, 02/01/45	508	486,555
5.80%, 02/01/42	279	270,527
5.85%, 04/01/55	140	137,167
5.95%, 06/15/41	387	387,652
ONE Gas Inc.
4.50%, 11/01/48	427	349,045
4.66%, 02/01/44	646	565,157
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	422	273,479
3.64%, 11/01/46	320	227,468
4.65%, 08/01/43	439	380,720
5.05%, 05/15/52	387	338,086
Southern California Gas Co.
3.75%, 09/15/42	310	235,813
4.45%, 03/15/44	250	205,484
5.13%, 11/15/40	356	336,708
5.60%, 04/01/54(a)	505	482,248
5.75%, 06/01/53	619	597,040
6.35%, 11/15/52	373	389,747
Series KK, 5.75%, 11/15/35(a)	295	301,915
Series UU, 4.13%, 06/01/48	404	310,452
Series VV, 4.30%, 01/15/49	614	484,480
Series WW, 3.95%, 02/15/50	375	279,059
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	551	415,461
4.40%, 06/01/43	519	429,532
4.40%, 05/30/47	452	363,527
5.88%, 03/15/41	711	710,602
Series 21A, 3.15%, 09/30/51	453	280,553
Southwest Gas Corp.
3.18%, 08/15/51(a)	323	204,564
3.80%, 09/29/46	243	175,558
4.15%, 06/01/49	372	280,843
Spire Inc., 4.70%, 08/15/44	345	288,894
Spire Missouri Inc., 3.30%, 06/01/51	345	229,101
Washington Gas Light Co.
3.65%, 09/15/49	435	312,418
Series K, 3.80%, 09/15/46	421	317,530
		24,584,736
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50	438	285,627
4.10%, 03/01/48	303	240,494
Stanley Black & Decker Inc.
2.75%, 11/15/50	669	366,229
4.85%, 11/15/48	517	412,046
5.20%, 09/01/40	375	342,266
		1,646,662
Health Care - Products — 1.0%
Abbott Laboratories
4.75%, 11/30/36	1,497	1,478,972
4.75%, 04/15/43	636	594,622

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.90%, 11/30/46	$3,063	$2,873,652
5.30%, 05/27/40	468	475,174
6.00%, 04/01/39(a)	452	493,831
6.15%, 11/30/37	487	537,887
Alcon Finance Corp.
3.80%, 09/23/49(b)	486	349,488
5.75%, 12/06/52(a)(b)	480	465,409
Baxter International Inc.
3.13%, 12/01/51	798	490,739
3.50%, 08/15/46	654	453,610
4.50%, 06/15/43(a)	309	247,494
6.25%, 12/01/37(a)	150	158,250
Boston Scientific Corp.
4.55%, 03/01/39	407	379,251
4.70%, 03/01/49(a)	426	375,075
6.50%, 11/15/35(a)	369	409,161
7.38%, 01/15/40	340	402,254
Covidien International Finance SA, 6.55%, 10/15/37	200	222,984
Danaher Corp.
2.60%, 10/01/50	765	453,912
2.80%, 12/10/51	1,084	664,872
4.38%, 09/15/45	522	445,035
DH Europe Finance II SARL
3.25%, 11/15/39	758	599,333
3.40%, 11/15/49	852	598,235
GE HealthCare Technologies Inc., 6.38%, 11/22/52	1,048	1,101,132
Koninklijke Philips NV
5.00%, 03/15/42	544	486,020
6.88%, 03/11/38	627	679,426
Medtronic Inc.
4.00%, 04/01/43(a)	385	323,163
4.63%, 03/15/45(a)	1,615	1,431,916
Revvity Inc., 3.63%, 03/15/51	419	288,055
Solventum Corp.
5.90%, 04/30/54(a)	1,275	1,231,126
6.00%, 05/15/64	520	500,427
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	628	436,710
Stryker Corp.
2.90%, 06/15/50(a)	640	411,439
4.10%, 04/01/43	432	353,381
4.38%, 05/15/44	493	417,654
4.63%, 03/15/46	942	821,234
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	902	635,419
4.10%, 08/15/47	708	567,729
5.30%, 02/01/44	398	381,323
5.40%, 08/10/43	699	685,146
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35	166	151,056
4.45%, 08/15/45	304	250,809
5.75%, 11/30/39	247	248,431
		24,570,836
Health Care - Services — 4.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	222	136,020
Adventist Health System/West, 3.63%, 03/01/49(a)	345	232,753
Security	Par (000)	Value
Health Care - Services (continued)
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	$248	$174,965
4.27%, 08/15/48	228	186,008
Series 2020, 3.01%, 06/15/50	145	94,210
Aetna Inc.
3.88%, 08/15/47	120	86,276
4.50%, 05/15/42	504	409,951
4.75%, 03/15/44	362	301,644
6.63%, 06/15/36	697	739,455
6.75%, 12/15/37	485	517,696
AHS Hospital Corp.
5.02%, 07/01/45	416	386,470
Series 2021, 2.78%, 07/01/51	214	131,417
Allina Health System
2.90%, 11/15/51	412	254,076
4.81%, 11/15/45	254	222,970
Series 2019, 3.89%, 04/15/49	346	262,583
Ascension Health
3.95%, 11/15/46	1,134	904,102
4.85%, 11/15/53	490	435,871
Series B, 3.11%, 11/15/39	634	497,626
Banner Health
2.91%, 01/01/42(a)	245	171,530
2.91%, 01/01/51	315	198,413
Series 2020, 3.18%, 01/01/50(a)	403	259,072
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	164,626
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(a)	10	5,704
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	160,549
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	411	311,976
Baylor Scott & White Holdings
3.97%, 11/15/46	370	291,043
4.19%, 11/15/45	308	255,542
Series 2021, 2.84%, 11/15/50	780	487,501
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	195	122,663
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	265	175,798
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	192	128,197
Children's Health System of Texas, 2.51%, 08/15/50	377	219,095
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	257	210,690
Series 2020, 2.59%, 02/01/50(a)	296	176,279
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	197,838
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	245	150,222
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	79	49,514
Cigna Group (The)
3.20%, 03/15/40	582	442,106
3.40%, 03/15/50	1,277	851,424
3.40%, 03/15/51	1,423	938,145
3.88%, 10/15/47	1,047	770,894
4.80%, 08/15/38	2,077	1,929,136

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.80%, 07/15/46	$1,345	$1,158,685
4.90%, 12/15/48	2,637	2,272,988
5.38%, 02/15/42	166	154,352
5.60%, 02/15/54(a)	1,450	1,366,225
6.13%, 11/15/41	459	473,110
City of Hope
Series 2013, 5.62%, 11/15/43	377	361,626
Series 2018, 4.38%, 08/15/48(a)	310	247,659
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	435	363,456
CommonSpirit Health
3.82%, 10/01/49	518	372,756
3.91%, 10/01/50	497	356,770
4.19%, 10/01/49	837	627,520
4.35%, 11/01/42	704	578,617
5.55%, 12/01/54	330	302,174
6.46%, 11/01/52	215	225,153
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	139	87,235
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	306	215,450
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	459	321,586
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	314	244,158
Dignity Health
4.50%, 11/01/42	231	190,746
5.27%, 11/01/64	160	138,682
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	459	358,291
Elevance Health Inc.
3.13%, 05/15/50	1,235	792,428
3.60%, 03/15/51	1,439	1,005,770
3.70%, 09/15/49	566	400,833
4.38%, 12/01/47	1,388	1,126,493
4.55%, 03/01/48	871	721,209
4.55%, 05/15/52	866	702,026
4.63%, 05/15/42	863	748,218
4.65%, 01/15/43	1,001	871,511
4.65%, 08/15/44	507	437,492
4.85%, 08/15/54	418	345,731
5.10%, 01/15/44	550	500,397
5.13%, 02/15/53	1,222	1,077,214
5.65%, 06/15/54	1,035	987,357
5.70%, 02/15/55	1,436	1,374,706
5.85%, 01/15/36	325	339,362
5.85%, 11/01/64	700	672,627
6.10%, 10/15/52	874	885,327
6.38%, 06/15/37	85	91,594
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	155	114,481
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	107,533
Hackensack Meridian Health Inc.
4.21%, 07/01/48(a)	425	346,703
4.50%, 07/01/57	355	291,670
Series 2020, 2.68%, 09/01/41	530	363,122
Series 2020, 2.88%, 09/01/50	544	336,393
Hartford HealthCare Corp., 3.45%, 07/01/54	80	57,436
HCA Inc.
3.50%, 07/15/51	1,563	1,010,184
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 03/15/42	$550	$447,732
4.63%, 03/15/52	1,930	1,512,603
5.13%, 06/15/39	1,021	941,587
5.25%, 06/15/49	2,086	1,809,711
5.50%, 06/15/47	1,237	1,123,294
5.90%, 06/01/53(a)	1,035	980,310
5.95%, 09/15/54	1,045	988,749
6.00%, 04/01/54	1,570	1,492,781
6.10%, 04/01/64(a)	725	692,643
6.20%, 03/01/55(a)	785	769,126
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	864	552,102
5.88%, 06/15/54(a)(b)	895	861,819
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	357	266,404
Humana Inc.
3.95%, 08/15/49	499	356,157
4.63%, 12/01/42	365	303,383
4.80%, 03/15/47	373	302,538
4.95%, 10/01/44	685	583,054
5.50%, 03/15/53(a)	510	452,751
5.75%, 04/15/54	975	894,418
6.00%, 05/01/55	65	61,798
8.15%, 06/15/38	206	244,686
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	394	309,796
Series 2021, 2.85%, 11/01/51	205	127,597
Inova Health System Foundation, 4.07%, 05/15/52(a)	300	234,560
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	240	174,519
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	136,210
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	526	410,399
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,501	1,215,141
4.88%, 04/01/42	619	568,334
Series 2019, 3.27%, 11/01/49	1,083	743,654
Series 2021, 2.81%, 06/01/41	1,367	960,817
Series 2021, 3.00%, 06/01/51	1,378	878,249
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	909	773,490
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	142	106,970
Series 2020, 3.19%, 07/01/49(a)	89	60,284
Series 2020, 3.34%, 07/01/60	399	257,657
Mayo Clinic
3.77%, 11/15/43	200	162,086
Series 2013, 4.00%, 11/15/47	150	117,490
Series 2016, 4.13%, 11/15/52(a)	398	321,515
Series 2021, 3.20%, 11/15/61	516	325,985
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	331	272,636
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	55,947
Memorial Health Services, 3.45%, 11/01/49	339	238,816
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	155	124,164
5.00%, 07/01/42	396	377,929

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2015, 4.20%, 07/01/55(a)	$470	$378,893
Series 2020, 2.96%, 01/01/50	50	32,510
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	431	261,725
Montefiore Obligated Group
4.29%, 09/01/50	135	92,007
Series 18-C, 5.25%, 11/01/48	162	134,265
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	199	144,952
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48(a)	199	145,074
Series 2019, 3.74%, 07/01/49	530	350,680
Series 2020, 3.39%, 07/01/50(a)	364	216,930
MultiCare Health System, 2.80%, 08/15/50	196	113,679
MyMichigan Health, Series 2020, 3.41%, 06/01/50	270	185,764
Nationwide Children's Hospital Inc., 4.56%, 11/01/52(a)	277	235,031
New York and Presbyterian Hospital (The)
2.26%, 08/01/40(a)	185	126,078
2.61%, 08/01/60(a)	155	84,686
3.56%, 08/01/36	175	150,611
4.02%, 08/01/45	310	248,592
4.06%, 08/01/56	198	152,032
4.76%, 08/01/2116(a)	180	146,373
Series 2019, 3.95%	250	169,907
Northwell Healthcare Inc.
3.81%, 11/01/49	603	435,706
3.98%, 11/01/46	335	253,958
4.26%, 11/01/47	689	538,084
6.15%, 11/01/43	330	329,809
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	284	169,262
Novant Health Inc.
2.64%, 11/01/36	296	232,514
3.17%, 11/01/51	717	469,191
3.32%, 11/01/61	462	289,774
4.37%, 11/01/43	245	203,620
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	32,273
NYU Langone Hospitals
5.75%, 07/01/43	80	81,263
Series 2020, 3.38%, 07/01/55(a)	430	286,312
Ochsner Clinic Foundation, 5.90%, 05/15/45	210	227,850
OhioHealth Corp.
2.83%, 11/15/41(a)	315	224,049
Series 2020, 3.04%, 11/15/50	192	127,690
Orlando Health Obligated Group
3.33%, 10/01/50(a)	155	106,851
4.09%, 10/01/48	260	204,052
5.48%, 10/01/35(a)	60	61,521
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	306	255,331
Series 2020, 3.22%, 11/15/50	545	336,009
Piedmont Healthcare Inc.
2.86%, 01/01/52	471	281,424
Series 2042, 2.72%, 01/01/42	217	149,707
Presbyterian Healthcare Services, 4.88%, 08/01/52	272	239,390
Security	Par (000)	Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	$832	$467,521
Series A, 3.93%, 10/01/48	94	70,622
Series I, 3.74%, 10/01/47	475	348,434
Queen's Health Systems (The), 4.81%, 07/01/52(a)	185	165,369
Quest Diagnostics Inc., 4.70%, 03/30/45(a)	348	301,234
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	230	151,347
Roche Holdings Inc.
2.61%, 12/13/51(b)	1,941	1,159,882
4.00%, 11/28/44(b)	663	554,751
5.22%, 03/08/54(a)(b)	1,505	1,441,295
7.00%, 03/01/39(a)(b)	845	1,000,772
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	500	303,976
Sentara Health, 2.93%, 11/01/51	210	132,732
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	201	122,428
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	305	272,659
Stanford Health Care
3.03%, 08/15/51(a)	177	115,036
Series 2018, 3.80%, 11/15/48	639	484,174
Summa Health, 3.51%, 11/15/51(a)	208	152,697
Sutter Health
5.55%, 08/15/53(a)	10	9,665
Series 2018, 4.09%, 08/15/48	198	156,123
Series 20A, 3.16%, 08/15/40	145	112,406
Series 20A, 3.36%, 08/15/50	390	266,792
Texas Health Resources
2.33%, 11/15/50	225	124,039
4.33%, 11/15/55	210	168,803
Toledo Hospital (The), 5.75%, 11/15/38(a)	170	169,198
Trinity Health Corp.
4.13%, 12/01/45	248	206,380
Series 2019, 3.43%, 12/01/48	223	162,972
Series 2021, 2.63%, 12/01/40	386	271,903
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	110	101,112
UnitedHealth Group Inc.
2.75%, 05/15/40	915	651,634
2.90%, 05/15/50	1,806	1,114,506
3.05%, 05/15/41	1,592	1,154,868
3.13%, 05/15/60	1,025	605,280
3.25%, 05/15/51	2,719	1,792,313
3.50%, 08/15/39	1,107	887,253
3.70%, 08/15/49	1,120	810,278
3.75%, 10/15/47	1,031	760,079
3.88%, 08/15/59	1,250	874,330
3.95%, 10/15/42	805	650,398
4.20%, 01/15/47	845	673,103
4.25%, 03/15/43	1,029	857,226
4.25%, 04/15/47	738	589,579
4.25%, 06/15/48	1,446	1,154,102
4.38%, 03/15/42	656	560,579
4.45%, 12/15/48	1,163	956,629
4.63%, 07/15/35	935	901,476
4.63%, 11/15/41	748	659,248
4.75%, 07/15/45	1,942	1,700,815
4.75%, 05/15/52	2,140	1,803,597
4.95%, 05/15/62	975	824,262

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.05%, 04/15/53	$1,692	$1,495,603
5.20%, 04/15/63	1,677	1,478,748
5.38%, 04/15/54	1,810	1,679,050
5.50%, 07/15/44	1,630	1,581,224
5.50%, 04/15/64	1,160	1,073,757
5.63%, 07/15/54	3,060	2,942,678
5.70%, 10/15/40	379	379,934
5.75%, 07/15/64	1,770	1,707,556
5.80%, 03/15/36	805	838,944
5.88%, 02/15/53	2,295	2,283,087
5.95%, 02/15/41	515	525,390
6.05%, 02/15/63	1,081	1,093,532
6.50%, 06/15/37(a)	520	570,908
6.63%, 11/15/37	670	743,850
6.88%, 02/15/38	1,030	1,169,920
UPMC, 5.38%, 05/15/43	232	221,230
WakeMed, Series A, 3.29%, 10/01/52(a)	90	59,926
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	120,581
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	284	245,882
Series 2021, 3.07%, 03/01/51	468	281,662
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	110	62,994
		123,796,759
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44(b)	487	510,206
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(b)	787	535,001
JAB Holdings BV
3.75%, 05/28/51(b)	435	286,540
4.50%, 04/08/52(b)	640	485,793
		1,817,540
Home Builders — 0.1%
DR Horton Inc., 5.50%, 10/15/35(a)	685	685,711
MDC Holdings Inc.
3.97%, 08/06/61(a)	192	144,305
6.00%, 01/15/43(a)	441	410,849
		1,240,865
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51	493	290,325
Whirlpool Corp.
4.50%, 06/01/46	521	351,885
4.60%, 05/15/50(a)	634	418,752
5.15%, 03/01/43(a)	306	240,733
		1,301,695
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	176	136,277
5.00%, 06/15/52	525	462,703
Kimberly-Clark Corp.
2.88%, 02/07/50	440	281,473
3.20%, 07/30/46	503	349,051
3.70%, 06/01/43(a)	225	178,129
3.90%, 05/04/47	342	267,492
5.30%, 03/01/41	492	482,541
6.63%, 08/01/37(a)	570	653,514
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	420	332,909
4.35%, 09/30/44(a)(b)	255	203,599
Security	Par (000)	Value
Household Products & Wares (continued)
4.75%, 10/15/46(b)	$815	$697,686
4.80%, 09/01/40(b)	633	583,749
		4,629,123
Insurance — 4.9%
Aflac Inc.
4.00%, 10/15/46	336	262,422
4.75%, 01/15/49	454	385,589
6.45%, 08/15/40	234	251,641
AIA Group Ltd.
3.20%, 09/16/40(b)	1,660	1,249,369
4.50%, 03/16/46(b)	685	589,499
4.88%, 03/11/44(a)(b)	412	376,129
5.40%, 09/30/54(a)(b)	520	472,482
Alleghany Corp.
3.25%, 08/15/51	515	340,508
4.90%, 09/15/44	291	260,957
Allstate Corp. (The)
3.85%, 08/10/49	481	352,198
4.20%, 12/15/46	707	560,041
4.50%, 06/15/43	460	387,676
5.55%, 05/09/35(a)	491	504,382
5.95%, 04/01/36	515	545,029
6.50%, 05/15/67(d)	409	406,299
American Financial Group Inc./OH, 4.50%, 06/15/47	650	523,191
American International Group Inc.
4.38%, 06/30/50	1,089	885,853
4.50%, 07/16/44	607	516,041
4.75%, 04/01/48	1,185	1,025,808
4.80%, 07/10/45	280	247,234
6.25%, 05/01/36	185	199,184
AmFam Holdings Inc., 3.83%, 03/11/51(a)(b)	442	275,078
Aon Corp., 6.25%, 09/30/40	437	464,905
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	643	387,524
3.90%, 02/28/52	1,002	732,047
Aon Global Ltd.
4.25%, 12/12/42	261	210,617
4.45%, 05/24/43(a)	220	181,925
4.60%, 06/14/44	315	266,243
4.75%, 05/15/45	603	519,501
Aon North America Inc., 5.75%, 03/01/54	1,785	1,726,060
Arch Capital Finance LLC, 5.03%, 12/15/46	580	517,414
Arch Capital Group Ltd., 3.64%, 06/30/50	851	606,883
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	484	445,111
Arthur J Gallagher & Co.
3.05%, 03/09/52	462	283,549
3.50%, 05/20/51	865	585,317
5.55%, 02/15/55	1,660	1,563,649
5.75%, 03/02/53	588	563,575
5.75%, 07/15/54	542	522,270
6.75%, 02/15/54	627	681,314
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(b)(d)	240	220,875
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	430	289,647
Athene Holding Ltd.
3.45%, 05/15/52(a)	575	359,441
3.95%, 05/25/51	473	325,710
6.25%, 04/01/54	905	876,837

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	$230	$209,326
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(b)(d)(f)	250	270,494
Axis Specialty Finance PLC, 5.15%, 04/01/45(a)	164	145,602
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,330	1,300,001
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	786	464,777
2.85%, 10/15/50	1,550	984,806
3.85%, 03/15/52	2,550	1,949,625
4.20%, 08/15/48	2,316	1,918,847
4.25%, 01/15/49	1,750	1,466,153
4.30%, 05/15/43	416	365,634
4.40%, 05/15/42(a)	778	719,156
5.75%, 01/15/40	494	530,668
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	904	834,438
Brighthouse Financial Inc.
3.85%, 12/22/51	333	209,853
4.70%, 06/22/47(a)	921	684,583
Brown & Brown Inc., 4.95%, 03/17/52	595	493,738
Chubb Corp. (The)
6.00%, 05/11/37	605	647,745
Series 1, 6.50%, 05/15/38	588	651,335
Chubb INA Holdings LLC
2.85%, 12/15/51	758	480,118
3.05%, 12/15/61	849	513,149
4.15%, 03/13/43	434	363,833
4.35%, 11/03/45	1,495	1,268,521
6.70%, 05/15/36	291	328,524
Corebridge Financial Inc.
4.35%, 04/05/42	435	354,954
4.40%, 04/05/52(a)	1,053	822,972
Empower Finance 2020 LP, 3.08%, 09/17/51(b)	752	471,098
Equitable Holdings Inc., 5.00%, 04/20/48	1,325	1,151,357
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	993	600,946
3.50%, 10/15/50	966	638,758
4.87%, 06/01/44	505	439,248
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	540	516,177
6.35%, 03/22/54	900	901,744
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	232	189,815
Fidelity National Financial Inc., 3.20%, 09/17/51	500	294,694
Five Corners Funding Trust IV, 6.00%, 02/15/53(b)	736	743,301
Global Atlantic Fin Co., 6.75%, 03/15/54(b)	672	658,824
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	618	518,382
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	771	611,828
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	264	177,680
4.85%, 01/24/77(b)	548	456,567
4.88%, 06/19/64(a)(b)	380	326,270
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51(a)	595	366,975
3.60%, 08/19/49	823	590,641
4.30%, 04/15/43	314	265,196
4.40%, 03/15/48(a)	510	421,282
5.95%, 10/15/36	245	255,473
Security	Par (000)	Value
Insurance (continued)
6.10%, 10/01/41	$398	$405,873
6.63%, 03/30/40	277	299,651
High Street Funding Trust III, 5.81%, 02/15/55(b)	100	97,120
Jackson Financial Inc., 4.00%, 11/23/51	542	359,448
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	1,225	875,547
3.95%, 05/15/60(b)	528	349,834
4.85%, 08/01/44(a)(b)	120	103,211
5.50%, 06/15/52(b)	973	878,934
6.50%, 05/01/42(a)(b)	202	198,193
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	220	245,240
Lincoln National Corp.
4.35%, 03/01/48	431	333,562
4.38%, 06/15/50(a)	286	218,950
6.30%, 10/09/37	311	319,183
7.00%, 06/15/40	463	511,631
Loews Corp., 4.13%, 05/15/43	530	444,320
Manulife Financial Corp., 5.38%, 03/04/46	659	630,564
Maple Grove Funding Trust I, 4.16%, 08/15/51(b)	468	316,616
Markel Group Inc.
3.45%, 05/07/52	606	399,801
4.15%, 09/17/50	605	454,016
4.30%, 11/01/47	318	250,107
5.00%, 03/30/43(a)	220	194,325
5.00%, 04/05/46	526	460,758
5.00%, 05/20/49	593	513,798
6.00%, 05/16/54	385	381,380
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	343	211,157
4.20%, 03/01/48	834	672,538
4.35%, 01/30/47	679	564,848
4.75%, 03/15/39	440	414,237
4.90%, 03/15/49	1,316	1,175,845
5.35%, 11/15/44	520	501,171
5.40%, 03/15/55	1,395	1,327,910
5.45%, 03/15/53	592	565,289
5.45%, 03/15/54	559	533,378
5.70%, 09/15/53	964	955,818
6.25%, 11/01/52	475	504,319
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	390	234,312
3.38%, 04/15/50(b)	679	464,472
3.73%, 10/15/70(b)	813	534,627
4.50%, 04/15/65(b)	361	272,440
4.90%, 04/01/77(b)	448	362,287
5.08%, 02/15/69(a)(b)(d)	760	672,163
5.38%, 12/01/41(a)(b)	246	224,446
5.67%, 12/01/52(b)	486	469,366
MetLife Capital Trust IV, 7.88%, 12/15/67(a)(b)	610	657,675
MetLife Inc.
4.05%, 03/01/45	980	787,169
4.13%, 08/13/42	682	565,381
4.60%, 05/13/46	882	765,933
4.72%, 12/15/44	512	449,520
4.88%, 11/13/43	977	881,812
5.00%, 07/15/52(a)	1,025	919,497
5.25%, 01/15/54(a)	968	902,758
5.70%, 06/15/35(a)	854	895,468
5.88%, 02/06/41	741	757,400
6.40%, 12/15/66	1,078	1,065,913
9.25%, 04/08/68(a)(b)	390	452,156

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
10.75%, 08/01/69	$398	$518,492
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	332	326,475
6.80%, 06/15/36(a)(b)	93	100,651
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	183,192
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,025	758,978
5.30%, 11/18/44(a)(b)	162	149,149
6.75%, 05/15/87	295	284,547
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,210	910,080
4.95%, 04/22/44(b)	354	302,117
9.38%, 08/15/39(b)	472	617,174
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,197	865,090
4.45%, 05/15/69(b)	860	652,996
6.75%, 11/15/39(b)	749	843,803
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)(b)	928	628,978
3.63%, 09/30/59(a)(b)	1,218	811,411
3.85%, 09/30/47(b)	1,214	916,629
6.06%, 03/30/40(b)	1,211	1,272,744
Old Republic International Corp., 3.85%, 06/11/51	707	487,122
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	251	190,560
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	900	717,954
9.25%, 06/15/39(a)(b)	260	352,686
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	729	486,837
5.13%, 01/30/43(b)	394	361,416
5.40%, 09/15/52(b)	740	682,906
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	360	233,346
Pine Street Trust II, 5.57%, 02/15/49(b)	408	367,608
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	425	416,103
Principal Financial Group Inc.
4.30%, 11/15/46	377	311,940
4.35%, 05/15/43	316	267,090
4.63%, 09/15/42	336	296,405
5.50%, 03/15/53(a)	337	322,243
6.05%, 10/15/36	456	487,924
Progressive Corp. (The)
3.70%, 01/26/45	389	302,770
3.70%, 03/15/52	470	345,843
3.95%, 03/26/50	503	390,885
4.13%, 04/15/47(a)	621	498,954
4.20%, 03/15/48	630	514,538
4.35%, 04/25/44	329	279,876
Protective Life Corp., 5.35%, 08/10/52(b)	10	9,311
Prudential Financial Inc.
3.00%, 03/10/40	472	352,939
3.70%, 03/13/51	1,360	985,125
3.91%, 12/07/47	643	492,998
3.94%, 12/07/49	1,186	889,188
4.35%, 02/25/50	1,020	835,063
4.42%, 03/27/48	430	354,094
4.60%, 05/15/44	738	635,941
Security	Par (000)	Value
Insurance (continued)
5.70%, 12/14/36(a)	$647	$673,835
6.63%, 12/01/37(a)	473	522,491
6.63%, 06/21/40	124	138,024
Securian Financial Group Inc., 4.80%, 04/15/48(b)	240	207,319
Selective Insurance Group Inc., 5.38%, 03/01/49	287	258,725
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.125%)(b)(d)	400	396,325
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	170	142,136
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,211	806,189
4.27%, 05/15/47(b)	1,952	1,567,166
4.90%, 09/15/44(b)	1,571	1,394,954
6.85%, 12/16/39(b)	985	1,113,464
Transatlantic Holdings Inc., 8.00%, 11/30/39	312	375,277
Travelers Companies Inc. (The)
2.55%, 04/27/50	515	303,970
3.05%, 06/08/51	745	485,825
3.75%, 05/15/46	504	387,248
4.00%, 05/30/47	702	560,745
4.05%, 03/07/48	495	395,643
4.10%, 03/04/49	521	417,258
4.30%, 08/25/45	341	287,399
4.60%, 08/01/43	440	388,057
5.35%, 11/01/40	704	702,109
5.45%, 05/25/53	769	753,623
6.25%, 06/15/37	695	760,407
6.75%, 06/20/36	357	406,060
Trinity Acquisition PLC, 6.13%, 08/15/43	349	343,969
Unum Group
4.05%, 08/15/41(a)(b)	480	380,190
4.13%, 06/15/51	590	435,636
4.50%, 12/15/49	575	446,393
5.75%, 08/15/42	285	272,544
6.00%, 06/15/54(a)	370	360,867
W R Berkley Corp.
3.15%, 09/30/61	269	158,325
3.55%, 03/30/52	387	266,649
4.00%, 05/12/50(a)	507	385,874
4.75%, 08/01/44	313	271,944
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)(b)	460	310,405
5.15%, 01/15/49(b)	335	299,147
Willis North America Inc.
3.88%, 09/15/49	315	227,321
5.05%, 09/15/48	443	382,491
5.90%, 03/05/54	670	648,988
WR Berkley Corp., 6.25%, 02/15/37	200	210,756
XL Group Ltd., 5.25%, 12/15/43	280	264,770
		122,648,188
Internet — 2.1%
Alibaba Group Holding Ltd.
2.70%, 02/09/41(a)	923	627,593
3.15%, 02/09/51	1,320	835,907
3.25%, 02/09/61	925	558,049
4.00%, 12/06/37(a)	942	813,297
4.20%, 12/06/47	1,762	1,382,574
4.40%, 12/06/57(a)	904	700,199

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.63%, 11/26/54(a)(b)	$615	$584,182
Alphabet Inc.
1.90%, 08/15/40	1,112	744,257
2.05%, 08/15/50	2,249	1,258,620
2.25%, 08/15/60(a)	1,682	916,621
5.25%, 05/15/55	570	562,599
5.30%, 05/15/65	640	632,304
Amazon.com Inc.
2.50%, 06/03/50	2,530	1,504,805
2.70%, 06/03/60	1,994	1,135,704
2.88%, 05/12/41	1,829	1,353,837
3.10%, 05/12/51	3,656	2,460,129
3.25%, 05/12/61	1,709	1,106,721
3.88%, 08/22/37	2,190	1,973,376
3.95%, 04/13/52	2,591	2,042,462
4.05%, 08/22/47	3,407	2,805,677
4.10%, 04/13/62	1,219	949,307
4.25%, 08/22/57	2,108	1,712,177
4.95%, 12/05/44	1,248	1,199,743
eBay Inc.
3.65%, 05/10/51	1,065	746,852
4.00%, 07/15/42	665	526,645
JD.com Inc., 4.13%, 01/14/50	203	157,068
Meta Platforms Inc.
4.45%, 08/15/52	2,889	2,403,145
4.65%, 08/15/62	1,729	1,444,983
5.40%, 08/15/54	3,368	3,240,714
5.55%, 08/15/64	2,845	2,736,734
5.60%, 05/15/53	2,584	2,563,788
5.75%, 05/15/63(a)	1,881	1,880,557
Netflix Inc., 5.40%, 08/15/54	745	722,839
Prosus NV
3.83%, 02/08/51(b)	1,290	809,521
4.03%, 08/03/50(a)(b)	862	566,519
4.99%, 01/19/52(b)	892	668,591
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	1,887	1,243,793
3.29%, 06/03/60(a)(b)	660	413,851
3.68%, 04/22/41(a)(b)	797	624,946
3.84%, 04/22/51(a)(b)	1,460	1,076,886
3.93%, 01/19/38(a)(b)	655	568,276
3.94%, 04/22/61(a)(b)	911	652,746
4.53%, 04/11/49(b)	454	380,246
Uber Technologies Inc., 5.35%, 09/15/54(a)	1,182	1,082,561
		52,371,401
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	565	546,409
6.75%, 03/01/41	478	492,990
7.00%, 10/15/39(a)	637	693,209
GUSAP III LP, 7.25%, 04/16/44(b)	412	445,367
Nucor Corp.
2.98%, 12/15/55(a)	499	295,986
3.85%, 04/01/52(a)	505	374,431
4.40%, 05/01/48	371	306,607
5.20%, 08/01/43	317	302,963
6.40%, 12/01/37	490	536,574
Reliance Inc., 6.85%, 11/15/36	230	250,716
Steel Dynamics Inc.
3.25%, 10/15/50	424	273,587
5.75%, 05/15/55	360	341,770
Security	Par (000)	Value
Iron & Steel (continued)
Vale Overseas Ltd.
6.40%, 06/28/54(a)	$1,595	$1,540,510
6.88%, 11/21/36	584	622,644
6.88%, 11/10/39	393	417,195
Vale SA, 5.63%, 09/11/42(a)	416	397,833
		7,838,791
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	370	274,839
Harley-Davidson Inc., 4.63%, 07/28/45(a)	339	264,398
		539,237
Lodging — 0.0%
Marriott International Inc./MD, 5.50%, 04/15/37	765	745,324
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	571	499,362
Caterpillar Inc.
3.25%, 09/19/49(a)	945	655,476
3.25%, 04/09/50	1,204	832,322
3.80%, 08/15/42	1,570	1,283,045
4.30%, 05/15/44	496	426,008
4.75%, 05/15/64	420	356,448
5.20%, 05/27/41	696	684,519
5.30%, 09/15/35(a)	294	310,685
6.05%, 08/15/36	443	486,396
Deere & Co.
2.88%, 09/07/49(a)	630	413,578
3.75%, 04/15/50	586	451,214
3.90%, 06/09/42(a)	1,110	937,156
5.70%, 01/19/55	760	781,875
Dover Corp.
5.38%, 10/15/35	300	308,323
5.38%, 03/01/41	317	303,802
6.60%, 03/15/38(a)	386	424,620
Ingersoll Rand Inc., 5.70%, 06/15/54	440	424,030
Otis Worldwide Corp.
3.11%, 02/15/40	505	379,410
3.36%, 02/15/50	830	559,212
Rockwell Automation Inc.
2.80%, 08/15/61	410	232,196
4.20%, 03/01/49	474	385,616
6.25%, 12/01/37(a)	245	267,807
Xylem Inc./New York, 4.38%, 11/01/46	380	309,108
		11,712,208
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	563	381,163
3.25%, 08/26/49	1,026	688,140
3.63%, 10/15/47	446	326,131
3.70%, 04/15/50(a)	587	423,132
3.88%, 06/15/44(a)	294	232,456
4.00%, 09/14/48(a)	1,110	864,780
5.70%, 03/15/37	531	550,335
Eaton Corp.
3.92%, 09/15/47	415	329,409
4.15%, 11/02/42	925	783,363
4.70%, 08/23/52(a)	642	563,770
Illinois Tool Works Inc.
3.90%, 09/01/42	998	814,258
4.88%, 09/15/41	625	586,119

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Parker-Hannifin Corp.
4.00%, 06/14/49	$794	$615,008
4.10%, 03/01/47	614	489,565
4.45%, 11/21/44	457	393,402
6.25%, 05/15/38	295	319,590
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,186	864,649
3.30%, 09/15/46(a)(b)	1,098	791,668
4.20%, 03/16/47(b)	1,295	1,072,693
4.40%, 05/27/45(b)	1,758	1,514,514
Textron Inc., 5.50%, 05/15/35(a)	675	670,017
		13,274,162
Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,365	932,859
3.50%, 03/01/42	1,406	943,348
3.70%, 04/01/51	2,019	1,244,116
3.85%, 04/01/61	1,719	1,017,397
3.90%, 06/01/52	2,317	1,467,527
3.95%, 06/30/62	1,355	809,150
4.40%, 12/01/61	1,401	909,732
4.80%, 03/01/50	2,779	2,070,006
5.13%, 07/01/49	1,286	1,001,794
5.25%, 04/01/53(a)	1,477	1,167,492
5.38%, 04/01/38	910	822,562
5.38%, 05/01/47	2,479	2,011,297
5.50%, 04/01/63	1,021	801,947
5.75%, 04/01/48	1,916	1,635,703
6.38%, 10/23/35	2,018	2,042,709
6.48%, 10/23/45	3,370	3,138,972
6.83%, 10/23/55	545	519,438
Comcast Corp.
2.45%, 08/15/52	1,767	954,530
2.65%, 08/15/62	1,447	749,857
2.80%, 01/15/51	2,119	1,257,246
2.89%, 11/01/51	5,056	3,041,217
2.94%, 11/01/56	5,838	3,388,922
2.99%, 11/01/63	4,006	2,249,796
3.20%, 07/15/36	1,032	854,755
3.25%, 11/01/39	1,202	930,213
3.40%, 07/15/46	1,541	1,086,866
3.45%, 02/01/50	1,981	1,342,682
3.75%, 04/01/40	1,508	1,236,646
3.90%, 03/01/38	1,207	1,034,066
3.97%, 11/01/47	2,032	1,542,797
4.00%, 08/15/47	1,524	1,159,817
4.00%, 03/01/48	1,148	873,871
4.00%, 11/01/49	2,000	1,504,278
4.05%, 11/01/52	755	563,138
4.40%, 08/15/35	821	773,500
4.60%, 10/15/38	687	629,351
4.60%, 08/15/45	542	460,684
4.65%, 07/15/42	261	228,165
4.70%, 10/15/48	1,988	1,691,075
4.75%, 03/01/44	444	389,197
4.95%, 10/15/58	1,139	962,043
5.35%, 05/15/53	1,815	1,665,007
5.50%, 05/15/64(a)	1,461	1,343,738
5.65%, 06/15/35	791	821,741
5.65%, 06/01/54(a)	1,027	991,576
Security	Par (000)	Value
Media (continued)
6.40%, 03/01/40	$301	$324,959
6.45%, 03/15/37	670	730,836
6.50%, 11/15/35	747	827,432
6.55%, 07/01/39	340	374,580
6.95%, 08/15/37	473	536,185
Cox Communications Inc.
2.95%, 10/01/50(b)	640	361,646
3.60%, 06/15/51(b)	602	385,252
4.50%, 06/30/43(b)	366	288,358
4.60%, 08/15/47(b)	220	170,853
4.70%, 12/15/42(a)(b)	321	258,313
5.80%, 12/15/53(b)	510	456,012
5.95%, 09/01/54(a)(b)	840	766,455
8.38%, 03/01/39(b)	275	331,951
Discovery Communications LLC
4.00%, 09/15/55(a)	115	66,528
4.65%, 05/15/50(a)	160	109,850
5.00%, 09/20/37	895	724,050
5.20%, 09/20/47(a)	460	343,516
5.30%, 05/15/49	228	165,957
6.35%, 06/01/40	822	724,611
Fox Corp.
5.48%, 01/25/39	1,071	1,028,386
5.58%, 01/25/49(a)	1,258	1,146,276
Grupo Televisa SAB
5.00%, 05/13/45	545	363,208
5.25%, 05/24/49(a)	530	356,658
6.13%, 01/31/46(a)	816	630,303
6.63%, 01/15/40(a)	426	374,714
NBCUniversal Media LLC
4.45%, 01/15/43	825	700,584
5.95%, 04/01/41	408	417,603
6.40%, 04/30/40	200	215,583
Paramount Global
4.38%, 03/15/43	1,308	942,212
4.60%, 01/15/45	506	367,121
4.85%, 07/01/42	362	278,810
4.90%, 08/15/44(a)	205	154,315
4.95%, 05/19/50	514	379,033
5.25%, 04/01/44	280	213,763
5.85%, 09/01/43	1,126	954,505
5.90%, 10/15/40	215	186,730
6.88%, 04/30/36	583	585,382
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	493	540,582
Time Warner Cable LLC
4.50%, 09/15/42	1,143	855,984
5.50%, 09/01/41	1,232	1,055,367
5.88%, 11/15/40	1,073	977,767
6.55%, 05/01/37(a)	1,502	1,477,892
6.75%, 06/15/39	1,484	1,481,567
7.30%, 07/01/38	1,492	1,557,244
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	623	417,315
3.70%, 12/01/42	437	343,406
4.13%, 06/01/44	662	542,613
4.38%, 08/16/41	265	230,044
Series E, 4.13%, 12/01/41	605	506,781
Walt Disney Co. (The)
2.75%, 09/01/49	1,908	1,184,903
3.50%, 05/13/40	1,641	1,329,625
3.60%, 01/13/51	2,720	1,975,475

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.80%, 05/13/60	$370	$265,214
4.63%, 03/23/40(a)	1,240	1,165,167
4.70%, 03/23/50(a)	1,773	1,560,402
4.75%, 09/15/44	582	519,555
4.75%, 11/15/46	505	445,963
4.95%, 10/15/45	543	497,638
5.40%, 10/01/43	665	656,269
6.15%, 03/01/37	290	314,574
6.15%, 02/15/41	633	667,329
6.40%, 12/15/35	928	1,031,049
6.65%, 11/15/37	917	1,034,424
7.75%, 12/01/45	405	505,921
		96,645,423
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43	471	379,016
4.20%, 06/15/35(a)	278	265,478
4.38%, 06/15/45	213	180,309
Valmont Industries Inc.
5.00%, 10/01/44(a)	430	385,160
5.25%, 10/01/54	271	241,816
		1,451,779
Mining — 1.7%
Anglo American Capital PLC
3.95%, 09/10/50(b)	436	313,181
4.75%, 03/16/52(a)(b)	773	631,489
6.00%, 04/05/54(b)	463	442,291
Barrick Gold Corp.
5.25%, 04/01/42	265	251,165
6.45%, 10/15/35	281	303,086
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	594	635,480
Barrick North America Finance LLC
5.70%, 05/30/41	813	796,271
5.75%, 05/01/43	864	846,908
7.50%, 09/15/38(a)	245	282,254
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	685	696,087
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	976	812,901
5.00%, 09/30/43	2,354	2,183,251
5.50%, 09/08/53(a)	753	723,487
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	428	260,784
3.70%, 01/30/50(b)	2,503	1,693,630
4.25%, 07/17/42(b)	1,115	871,424
4.38%, 02/05/49(b)	1,261	937,188
4.50%, 08/01/47(b)	1,077	836,742
4.88%, 11/04/44(b)	742	614,703
5.63%, 09/21/35(a)(b)	344	340,791
5.63%, 10/18/43(b)	1,235	1,126,327
6.15%, 10/24/36(a)(b)	593	599,634
6.30%, 09/08/53(b)	1,130	1,115,838
6.44%, 01/26/36(b)	1,532	1,587,362
6.78%, 01/13/55(b)	515	524,709
Freeport Indonesia PT, 6.20%, 04/14/52(a)(b)	702	676,335
Freeport-McMoRan Inc., 5.45%, 03/15/43	1,747	1,615,215
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	660	470,923
Glencore Canada Corp., 6.20%, 06/15/35	233	241,229
Security	Par (000)	Value
Mining (continued)
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	$463	$427,837
6.00%, 11/15/41(a)(b)	511	497,784
6.90%, 11/15/37(b)	788	847,234
Glencore Funding LLC
3.38%, 09/23/51(b)	482	304,267
3.88%, 04/27/51(b)	494	343,144
5.89%, 04/04/54(a)(b)	420	396,103
6.14%, 04/01/55(a)(b)	1,000	968,965
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(a)(b)	280	256,924
6.76%, 11/15/48(a)(b)	514	528,545
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)(b)	517	385,125
5.65%, 09/12/49(b)	515	437,895
Kinross Gold Corp., 6.88%, 09/01/41(a)	305	325,212
Minera Mexico SA de CV, 4.50%, 01/26/50(a)(b)	712	523,528
Newmont Corp.
4.88%, 03/15/42	877	796,285
5.45%, 06/09/44	450	430,617
6.25%, 10/01/39	658	706,148
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	459	365,919
5.75%, 11/15/41	492	490,734
Rio Tinto Alcan Inc., 5.75%, 06/01/35(a)	259	275,350
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,270	751,474
5.20%, 11/02/40	1,123	1,093,615
Rio Tinto Finance USA PLC
4.13%, 08/21/42	752	626,382
4.75%, 03/22/42	498	446,852
5.13%, 03/09/53(a)	1,158	1,048,015
5.75%, 03/14/55	1,735	1,712,145
5.88%, 03/14/65	310	306,169
Southern Copper Corp.
5.25%, 11/08/42	1,396	1,271,624
5.88%, 04/23/45	1,221	1,176,736
6.75%, 04/16/40	942	1,009,386
7.50%, 07/27/35	923	1,047,455
		42,228,154
Oil & Gas — 5.8%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	495	445,130
Aker BP ASA, 5.80%, 10/01/54(b)	780	682,607
APA Corp.
4.75%, 04/15/43(b)	70	52,891
5.10%, 09/01/40(b)	335	275,663
5.35%, 07/01/49(a)(b)	335	258,000
6.00%, 01/15/37(b)	35	33,336
6.75%, 02/15/55(b)	655	573,238
Apache Corp.
5.25%, 02/01/42	180	143,228
6.00%, 01/15/37(a)	193	183,823
BG Energy Capital PLC, 5.13%, 10/15/41(b)	704	661,069
BP Capital Markets America Inc.
2.77%, 11/10/50	1,524	909,844
2.94%, 06/04/51	2,441	1,498,065
3.00%, 02/24/50(a)	2,150	1,344,243
3.00%, 03/17/52(a)	1,325	810,640
3.06%, 06/17/41	1,545	1,112,679
3.38%, 02/08/61	2,112	1,322,391

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC, 6.13%, , (5-year CMT + 1.924%)(a)(d)(f)	$105	$101,353
Burlington Resources LLC, 5.95%, 10/15/36	356	371,505
Canadian Natural Resources Ltd.
4.95%, 06/01/47	815	667,040
6.25%, 03/15/38	854	860,296
6.50%, 02/15/37	447	457,207
6.75%, 02/01/39	345	363,458
Cenovus Energy Inc.
3.75%, 02/15/52(a)	756	490,947
5.25%, 06/15/37	377	354,988
5.40%, 06/15/47	629	537,256
6.75%, 11/15/39	404	425,042
Chevron Corp.
2.98%, 05/11/40(a)	304	231,210
3.08%, 05/11/50	988	648,825
Chevron USA Inc.
2.34%, 08/12/50	803	449,015
5.25%, 11/15/43	431	414,093
6.00%, 03/01/41	365	388,612
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	535,048
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	247,088
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	470	353,086
4.25%, 05/09/43	220	197,304
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	587,916
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	411,567
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	666,073
ConocoPhillips Co.
3.76%, 03/15/42	812	629,532
3.80%, 03/15/52(a)	1,143	813,605
4.03%, 03/15/62	1,820	1,269,179
4.30%, 11/15/44	734	594,106
4.88%, 10/01/47	189	164,326
5.30%, 05/15/53(a)	1,216	1,099,277
5.50%, 01/15/55(a)	1,090	1,010,224
5.55%, 03/15/54(a)	1,004	938,336
5.65%, 01/15/65	480	443,968
5.70%, 09/15/63	750	701,128
5.90%, 05/15/38	345	357,221
5.95%, 03/15/46	380	382,909
6.50%, 02/01/39(a)	1,380	1,511,518
6.60%, 10/01/37(b)	90	100,381
Continental Resources Inc./OK, 4.90%, 06/01/44	570	440,203
Coterra Energy Inc., 5.90%, 02/15/55	635	577,377
Devon Energy Corp.
4.75%, 05/15/42	763	603,104
5.00%, 06/15/45	827	658,610
5.60%, 07/15/41(a)	1,222	1,073,744
5.75%, 09/15/54(a)	1,105	941,666
Diamondback Energy Inc.
4.25%, 03/15/52	772	565,480
4.40%, 03/24/51(a)	758	563,726
5.75%, 04/18/54	1,485	1,326,925
5.90%, 04/18/64	985	873,406
6.25%, 03/15/53(a)	632	597,634
Empresa Nacional del Petroleo, 4.50%, 09/14/47(b)	591	443,337
Security	Par (000)	Value
Oil & Gas (continued)
Eni SpA
5.70%, 10/01/40(b)	$325	$313,543
5.95%, 05/15/54(a)(b)	1,120	1,054,074
EOG Resources Inc.
4.95%, 04/15/50	861	747,045
5.10%, 01/15/36(a)	180	182,458
5.65%, 12/01/54(a)	1,015	962,507
Equinor ASA
3.25%, 11/18/49	914	613,072
3.63%, 04/06/40	468	381,155
3.70%, 04/06/50	1,094	804,453
3.95%, 05/15/43	709	574,836
4.25%, 11/23/41	565	483,041
4.80%, 11/08/43	651	585,205
5.10%, 08/17/40	573	552,553
Exxon Mobil Corp.
3.00%, 08/16/39	648	496,218
3.10%, 08/16/49	1,542	1,015,360
3.45%, 04/15/51	2,513	1,757,499
3.57%, 03/06/45	961	718,040
4.11%, 03/01/46	2,461	2,001,677
4.23%, 03/19/40	1,672	1,479,371
4.33%, 03/19/50	2,599	2,129,948
Hess Corp.
5.60%, 02/15/41	1,334	1,315,131
5.80%, 04/01/47(a)	650	635,727
6.00%, 01/15/40	639	668,583
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,315	1,101,097
6.38%, 10/24/48(b)	1,310	1,163,228
Marathon Petroleum Corp.
4.50%, 04/01/48	551	414,514
4.75%, 09/15/44	785	629,824
5.00%, 09/15/54	448	348,970
5.85%, 12/15/45(a)	294	269,452
6.50%, 03/01/41	1,228	1,232,952
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	701	750,445
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(g)	465	258,414
4.10%, 02/15/47	311	203,036
4.20%, 03/15/48(a)	590	392,225
4.40%, 04/15/46(a)	427	303,149
4.40%, 08/15/49(a)	289	192,471
4.63%, 06/15/45	361	259,564
6.05%, 10/01/54(a)	950	819,560
6.20%, 03/15/40	620	569,812
6.45%, 09/15/36	1,521	1,481,726
6.60%, 03/15/46	964	908,995
7.95%, 06/15/39	370	400,528
Ovintiv Inc.
6.50%, 02/01/38(a)	375	358,635
6.63%, 08/15/37	350	340,606
7.10%, 07/15/53(a)	414	402,763
Pertamina Persero PT
4.15%, 02/25/60(b)	602	416,077
4.18%, 01/21/50(b)	830	606,796
4.70%, 07/30/49(b)	686	549,657
5.63%, 05/20/43(a)(b)	1,632	1,510,014
6.00%, 05/03/42(b)	1,432	1,378,481
6.45%, 05/30/44(a)(b)	1,313	1,326,122
6.50%, 05/27/41(a)(b)	560	569,979

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.50%, 11/07/48(b)	$599	$606,928
Petronas Capital Ltd.
3.40%, 04/28/61(a)(b)	1,695	1,089,161
4.50%, 03/18/45(a)(b)	1,484	1,268,648
4.55%, 04/21/50(b)	2,306	1,941,397
4.80%, 04/21/60(b)	1,263	1,076,616
Phillips 66
3.30%, 03/15/52(a)	914	559,724
4.88%, 11/15/44	1,425	1,184,659
5.88%, 05/01/42	1,609	1,541,181
Phillips 66 Co.
4.68%, 02/15/45	439	355,055
4.90%, 10/01/46	703	578,907
5.50%, 03/15/55(a)	575	502,439
5.65%, 06/15/54	540	476,066
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	50	51,011
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	710	465,809
4.50%, 10/25/42(b)	145	122,483
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	710	504,312
6.35%, 06/12/42(b)	385	404,332
Qatar Energy
3.13%, 07/12/41(b)	3,192	2,344,818
3.30%, 07/12/51(b)	4,308	2,904,919
Raizen Fuels Finance SA
6.70%, 02/25/37(b)	670	655,569
6.95%, 03/05/54(a)(b)	1,524	1,440,856
Reliance Industries Ltd.
3.63%, 01/12/52(a)(b)	1,862	1,274,875
3.75%, 01/12/62(a)(b)	791	524,293
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	2,656	1,702,857
3.50%, 11/24/70(b)	2,235	1,335,855
4.25%, 04/16/39(b)	2,833	2,436,405
4.38%, 04/16/49(b)	2,343	1,848,147
5.75%, 07/17/54(b)	2,082	1,934,178
5.88%, 07/17/64(a)(b)	1,890	1,740,010
Shell Finance U.S. Inc.
3.25%, 04/06/50	1,746	1,171,308
3.75%, 09/12/46	1,129	853,920
4.00%, 05/10/46	1,743	1,377,257
4.13%, 05/11/35(a)	1,144	1,068,235
4.38%, 05/11/45	2,505	2,093,359
4.55%, 08/12/43	947	820,722
Shell International Finance BV
2.88%, 11/26/41	505	356,647
3.00%, 11/26/51	1,054	665,273
3.13%, 11/07/49	1,399	918,252
3.25%, 04/06/50(a)	255	171,049
3.63%, 08/21/42	475	364,795
4.00%, 05/10/46(a)	460	365,999
4.38%, 05/11/45	380	316,597
4.55%, 08/12/43	15	12,995
5.50%, 03/25/40	986	983,566
6.38%, 12/15/38	2,436	2,674,044
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	395	348,732
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,563	1,519,038
Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	$490	$504,562
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	670	584,978
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	410	365,791
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	405	345,336
4.25%, 04/12/47(b)	350	310,437
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(b)	640	457,882
3.35%, 05/13/50(b)	425	319,689
3.44%, 11/12/49(b)	395	304,133
3.68%, 08/08/49(a)(b)	425	339,374
4.60%, 09/12/48(a)(b)	443	412,291
Suncor Energy Inc.
3.75%, 03/04/51(a)	807	541,003
4.00%, 11/15/47	666	478,584
6.50%, 06/15/38	295	311,032
6.80%, 05/15/38	466	490,041
6.85%, 06/01/39	640	688,182
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	791	465,466
3.75%, 06/18/50(b)	570	350,989
4.88%, 01/23/43(b)	5	3,928
5.38%, 11/20/48(b)	505	408,995
TotalEnergies Capital International SA
2.99%, 06/29/41	579	414,385
3.13%, 05/29/50	2,368	1,539,405
3.39%, 06/29/60	759	486,151
3.46%, 07/12/49	1,095	761,919
TotalEnergies Capital SA
5.28%, 09/10/54	1,000	921,440
5.43%, 09/10/64	1,252	1,140,390
5.49%, 04/05/54(a)	1,658	1,566,295
5.64%, 04/05/64	1,090	1,025,677
Valero Energy Corp.
3.65%, 12/01/51	795	515,876
4.00%, 06/01/52(a)	540	372,260
4.90%, 03/15/45	646	554,049
6.63%, 06/15/37	1,208	1,254,383
Woodside Finance Ltd., 5.70%, 09/12/54(a)	785	698,738
XTO Energy Inc., 6.75%, 08/01/37	220	248,443
		145,512,688
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,059	1,004,520
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	1,296	978,240
Halliburton Co.
4.50%, 11/15/41	457	377,160
4.75%, 08/01/43	817	683,527
4.85%, 11/15/35	932	877,169
5.00%, 11/15/45(a)	1,888	1,613,061
6.70%, 09/15/38(a)	673	724,869
7.45%, 09/15/39	823	938,839
NOV Inc., 3.95%, 12/01/42(a)	1,050	735,250
		7,932,635

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	$700	$430,350
4.05%, 12/15/49	463	345,339
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)(b)	705	675,861
Sonoco Products Co., 5.75%, 11/01/40(a)	555	549,517
Stora Enso OYJ, 7.25%, 04/15/36(b)	270	284,608
		2,285,675
Pharmaceuticals — 6.6%
AbbVie Inc.
4.05%, 11/21/39	3,954	3,425,360
4.25%, 11/21/49	5,562	4,510,849
4.30%, 05/14/36	1,209	1,124,985
4.40%, 11/06/42	2,413	2,100,461
4.45%, 05/14/46	2,001	1,704,963
4.50%, 05/14/35	2,473	2,369,485
4.63%, 10/01/42	422	374,848
4.70%, 05/14/45	2,862	2,531,619
4.75%, 03/15/45	859	768,408
4.85%, 06/15/44	1,019	926,518
4.88%, 11/14/48	2,005	1,803,660
5.35%, 03/15/44	795	768,924
5.40%, 03/15/54	2,910	2,788,239
5.50%, 03/15/64(a)	1,435	1,378,965
5.60%, 03/15/55	990	982,652
AstraZeneca PLC
2.13%, 08/06/50	564	304,948
3.00%, 05/28/51(a)	576	376,991
4.00%, 09/18/42	776	649,754
4.38%, 11/16/45	957	823,722
4.38%, 08/17/48(a)	662	561,852
6.45%, 09/15/37	2,470	2,755,292
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	440	305,081
4.40%, 07/15/44(b)	965	723,547
4.63%, 06/25/38(b)	966	827,755
4.65%, 11/15/43(b)	325	247,765
4.70%, 07/15/64(a)(b)	695	497,273
4.88%, 06/25/48(a)(b)	1,893	1,491,430
5.50%, 07/30/35(a)(b)	235	226,008
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)(b)	850	862,131
Becton Dickinson & Co.
3.79%, 05/20/50(a)	600	442,624
4.67%, 06/06/47	1,401	1,187,848
4.69%, 12/15/44	751	644,905
Bristol-Myers Squibb Co.
2.35%, 11/13/40	656	443,493
2.55%, 11/13/50	1,753	1,004,899
3.25%, 08/01/42(a)	515	377,955
3.55%, 03/15/42	1,210	940,968
3.70%, 03/15/52	1,977	1,420,586
3.90%, 03/15/62	976	687,252
4.13%, 06/15/39	1,720	1,508,942
4.25%, 10/26/49	3,594	2,877,592
4.35%, 11/15/47	1,336	1,096,978
4.50%, 03/01/44(a)	449	388,005
4.55%, 02/20/48	1,298	1,100,624
4.63%, 05/15/44	754	662,331
5.00%, 08/15/45	1,474	1,355,909
5.50%, 02/22/44	485	475,439
5.55%, 02/22/54	2,733	2,632,982
Security	Par (000)	Value
Pharmaceuticals (continued)
5.65%, 02/22/64	$1,668	$1,602,104
5.88%, 11/15/36	236	250,239
6.25%, 11/15/53	1,320	1,387,021
6.40%, 11/15/63	1,205	1,284,995
Cardinal Health Inc.
4.37%, 06/15/47	341	272,572
4.50%, 11/15/44	183	150,454
4.60%, 03/15/43	367	307,946
4.90%, 09/15/45	462	398,993
5.75%, 11/15/54	670	641,644
Cencora Inc.
4.25%, 03/01/45	574	463,848
4.30%, 12/15/47	279	222,606
CVS Health Corp.
2.70%, 08/21/40	435	295,185
4.13%, 04/01/40	671	545,984
4.25%, 04/01/50	692	512,580
4.78%, 03/25/38	4,960	4,473,295
4.88%, 07/20/35	732	688,255
5.05%, 03/25/48(a)	7,997	6,796,538
5.13%, 07/20/45	3,816	3,309,189
5.30%, 12/05/43	683	610,137
5.63%, 02/21/53(a)	1,214	1,100,916
5.88%, 06/01/53(a)	1,193	1,118,261
6.00%, 06/01/44	721	698,353
6.00%, 06/01/63	651	605,017
6.05%, 06/01/54(a)	950	915,066
6.13%, 09/15/39	540	546,405
Eli Lilly & Co.
2.25%, 05/15/50	1,359	767,264
2.50%, 09/15/60(a)	910	497,658
3.70%, 03/01/45	473	376,853
3.95%, 05/15/47	315	254,356
3.95%, 03/15/49	924	738,367
4.15%, 03/15/59	629	497,534
4.88%, 02/27/53	1,247	1,130,680
4.95%, 02/27/63	1,072	962,948
5.00%, 02/09/54	1,492	1,385,803
5.05%, 08/14/54	1,185	1,104,555
5.10%, 02/09/64	1,403	1,288,388
5.20%, 08/14/64	741	695,179
5.50%, 02/12/55(a)	1,000	1,002,609
5.55%, 03/15/37	365	384,916
5.60%, 02/12/65	1,110	1,107,707
5.95%, 11/15/37	210	224,213
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	549	464,216
6.38%, 05/15/38	2,633	2,898,471
Johnson & Johnson
2.10%, 09/01/40	1,029	703,303
2.25%, 09/01/50	808	467,029
2.45%, 09/01/60(a)	1,071	587,610
3.40%, 01/15/38	955	816,548
3.50%, 01/15/48	481	365,925
3.55%, 03/01/36	1,095	982,230
3.63%, 03/03/37	1,383	1,228,508
3.70%, 03/01/46(a)	2,324	1,866,332
3.75%, 03/03/47(a)	976	777,116
4.50%, 09/01/40	506	477,621
4.50%, 12/05/43(a)	294	270,097
4.85%, 05/15/41	374	366,506

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.25%, 06/01/54(a)	$955	$943,795
5.85%, 07/15/38	687	750,495
5.95%, 08/15/37	749	823,462
McKesson Corp., 4.88%, 03/15/44	296	260,427
Mead Johnson Nutrition Co.
4.60%, 06/01/44	506	436,637
5.90%, 11/01/39	258	269,198
Merck & Co. Inc.
2.35%, 06/24/40	1,030	717,062
2.45%, 06/24/50	1,279	737,197
2.75%, 12/10/51	2,006	1,220,507
2.90%, 12/10/61	1,447	831,291
3.60%, 09/15/42	546	426,374
3.70%, 02/10/45	1,913	1,492,146
3.90%, 03/07/39	946	820,855
4.00%, 03/07/49	1,417	1,115,558
4.15%, 05/18/43	1,039	876,834
4.90%, 05/17/44	775	719,072
5.00%, 05/17/53(a)	1,400	1,271,955
5.15%, 05/17/63	940	856,440
6.55%, 09/15/37	335	376,200
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	343	367,449
5.85%, 06/30/39	286	301,203
Mylan Inc.
5.20%, 04/15/48	364	270,901
5.40%, 11/29/43	515	409,509
Novartis Capital Corp.
2.75%, 08/14/50	1,308	827,889
3.70%, 09/21/42	557	449,839
4.00%, 11/20/45	1,220	1,003,592
4.40%, 05/06/44	1,617	1,422,695
4.70%, 09/18/54	760	673,263
Pfizer Inc.
2.55%, 05/28/40	964	674,619
2.70%, 05/28/50(a)	1,238	751,821
3.90%, 03/15/39	1,143	977,832
4.00%, 12/15/36(a)	1,017	919,998
4.00%, 03/15/49	1,251	967,588
4.10%, 09/15/38	712	627,249
4.13%, 12/15/46	1,255	1,006,531
4.20%, 09/15/48(a)	846	683,782
4.30%, 06/15/43	739	626,025
4.40%, 05/15/44	1,002	860,991
5.60%, 09/15/40	500	502,071
7.20%, 03/15/39	2,553	2,983,976
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	2,846	2,673,423
5.30%, 05/19/53(a)	5,785	5,357,011
5.34%, 05/19/63	3,817	3,463,835
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,555	1,143,704
3.18%, 07/09/50(a)	1,963	1,263,466
3.38%, 07/09/60	962	606,441
5.65%, 07/05/44	630	615,909
5.65%, 07/05/54(a)	625	597,699
5.80%, 07/05/64	535	510,174
Utah Acquisition Sub Inc., 5.25%, 06/15/46	908	689,432
Viatris Inc.
3.85%, 06/22/40	1,353	948,848
4.00%, 06/22/50	1,683	1,059,173
Security	Par (000)	Value
Pharmaceuticals (continued)
Wyeth LLC
5.95%, 04/01/37	$1,911	$2,013,507
6.00%, 02/15/36	506	540,692
Zoetis Inc.
3.00%, 05/15/50(a)	534	343,773
3.95%, 09/12/47	487	380,174
4.45%, 08/20/48	187	157,270
4.70%, 02/01/43	1,159	1,043,255
		167,013,076
Pipelines — 4.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,796	1,590,205
Cameron LNG LLC
3.40%, 01/15/38(a)(b)	443	370,223
3.70%, 01/15/39(b)	820	687,819
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	197	155,572
Colonial Pipeline Co.
4.20%, 04/15/43(b)	360	280,650
4.25%, 04/15/48(a)(b)	661	492,410
6.38%, 08/01/37(a)(b)	265	273,495
Columbia Pipeline Group Inc., 5.80%, 06/01/45	670	646,272
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	465	422,020
5.96%, 02/15/55(b)	100	93,319
6.50%, 08/15/43(a)(b)	716	735,569
6.54%, 11/15/53(b)	1,267	1,290,436
6.71%, 08/15/63(b)	601	614,141
DCP Midstream Operating LP
5.60%, 04/01/44	447	396,280
6.45%, 11/03/36(b)	295	297,973
6.75%, 09/15/37(b)	443	451,150
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	755	710,354
6.20%, 01/15/55(a)	155	157,046
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49	378	265,252
4.60%, 12/15/44	552	468,596
4.80%, 11/01/43	352	304,864
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	293	258,760
4.39%, 11/30/46(a)(b)	1,335	1,031,693
Enbridge Energy Partners LP
5.50%, 09/15/40	617	587,377
7.38%, 10/15/45(a)	450	502,413
Series B, 7.50%, 04/15/38(a)	340	387,799
Enbridge Inc.
3.40%, 08/01/51	1,140	739,936
4.00%, 11/15/49	648	479,125
4.50%, 06/10/44	528	423,950
5.50%, 12/01/46	715	662,268
5.95%, 04/05/54(a)	794	762,616
6.70%, 11/15/53	1,070	1,125,414
Energy Transfer LP
4.95%, 01/15/43	358	296,225
5.00%, 05/15/44	889	731,844
5.00%, 05/15/50	2,012	1,607,275
5.15%, 02/01/43	474	404,656
5.15%, 03/15/45	807	677,435
5.30%, 04/01/44	683	585,163
5.30%, 04/15/47	1,062	896,821

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.35%, 05/15/45	$990	$857,985
5.40%, 10/01/47	1,415	1,218,267
5.95%, 10/01/43	517	479,792
5.95%, 05/15/54	1,761	1,600,939
6.00%, 06/15/48	1,150	1,058,985
6.05%, 06/01/41	699	671,080
6.05%, 09/01/54	1,267	1,157,284
6.10%, 02/15/42	325	314,272
6.13%, 12/15/45	1,131	1,069,466
6.20%, 04/01/55	330	309,622
6.25%, 04/15/49	1,837	1,744,594
6.50%, 02/01/42	899	890,842
6.63%, 10/15/36	390	407,395
6.85%, 02/15/40(a)	190	201,728
7.50%, 07/01/38	314	349,040
Series 20Y, 5.80%, 06/15/38	540	525,698
EnLink Midstream Partners LP
5.05%, 04/01/45	475	399,322
5.45%, 06/01/47	622	535,174
5.60%, 04/01/44(a)	350	311,734
Enterprise Products Operating LLC
3.20%, 02/15/52	828	531,623
3.30%, 02/15/53(a)	997	646,436
3.70%, 01/31/51	1,287	906,933
3.95%, 01/31/60	1,008	710,081
4.20%, 01/31/50	1,133	871,155
4.25%, 02/15/48	1,216	967,269
4.45%, 02/15/43	1,113	935,211
4.80%, 02/01/49	1,256	1,064,593
4.85%, 08/15/42	715	637,426
4.85%, 03/15/44	1,346	1,189,933
4.90%, 05/15/46	1,043	919,877
4.95%, 10/15/54	390	330,114
5.10%, 02/15/45	1,149	1,043,870
5.55%, 02/16/55	1,352	1,263,449
5.70%, 02/15/42	591	581,515
5.95%, 02/01/41	755	761,631
6.13%, 10/15/39	705	742,775
6.45%, 09/01/40	575	620,800
7.55%, 04/15/38	355	421,229
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	298	231,820
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	391	355,760
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)(b)	1,317	1,109,572
2.94%, 09/30/40(b)	1,101	894,797
3.25%, 09/30/40(a)(b)	1,080	837,115
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	612,694
6.51%, 02/23/42(b)	1,145	1,174,677
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	232	200,928
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	493	405,962
5.00%, 08/15/42	640	553,612
5.00%, 03/01/43	462	398,806
5.40%, 09/01/44	525	470,987
5.50%, 03/01/44	774	704,968
5.63%, 09/01/41	412	382,610
6.38%, 03/01/41	624	629,982
6.50%, 02/01/37	356	369,891
Security	Par (000)	Value
Pipelines (continued)
6.50%, 09/01/39	$551	$569,965
6.55%, 09/15/40	357	367,211
6.95%, 01/15/38	1,050	1,134,802
7.50%, 11/15/40	340	382,248
Kinder Morgan Inc.
3.25%, 08/01/50	597	370,138
3.60%, 02/15/51(a)	1,074	713,111
5.05%, 02/15/46	748	638,033
5.20%, 03/01/48	823	712,262
5.45%, 08/01/52(a)	593	526,435
5.55%, 06/01/45	1,823	1,668,976
5.95%, 08/01/54	676	639,024
MPLX LP
4.50%, 04/15/38	1,550	1,332,001
4.70%, 04/15/48	1,544	1,208,056
4.90%, 04/15/58	555	429,719
4.95%, 03/14/52	1,418	1,138,987
5.20%, 03/01/47	1,055	898,710
5.20%, 12/01/47	511	432,581
5.50%, 02/15/49	1,371	1,202,665
5.65%, 03/01/53	502	444,352
5.95%, 04/01/55	935	860,424
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	476	535,381
Northern Natural Gas Co.
3.40%, 10/16/51(b)	669	437,826
4.10%, 09/15/42(b)	248	196,541
4.30%, 01/15/49(b)	767	601,554
5.63%, 02/01/54(b)	602	567,128
ONEOK Inc.
3.95%, 03/01/50	679	466,189
4.20%, 12/01/42(a)	261	196,150
4.20%, 03/15/45(a)	314	234,160
4.20%, 10/03/47	573	416,748
4.25%, 09/15/46	491	361,904
4.45%, 09/01/49	636	468,305
4.50%, 03/15/50	500	372,961
4.85%, 02/01/49	530	418,886
4.95%, 07/13/47	604	488,165
5.15%, 10/15/43	559	483,961
5.20%, 07/15/48	868	731,492
5.70%, 11/01/54	1,560	1,384,246
5.85%, 11/01/64	840	749,052
6.00%, 06/15/35	369	371,344
6.40%, 05/01/37(a)	225	231,568
6.63%, 09/01/53	1,698	1,690,346
7.15%, 01/15/51	302	316,716
ONEOK Partners LP
6.13%, 02/01/41	603	591,700
6.20%, 09/15/43	438	420,566
6.65%, 10/01/36	555	585,169
6.85%, 10/15/37	543	574,474
Plains All American Pipeline LP, 5.95%, 06/15/35	665	665,448
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	229	174,917
4.70%, 06/15/44	709	565,340
4.90%, 02/15/45	634	517,884
5.15%, 06/01/42	494	424,055
6.65%, 01/15/37	652	685,549
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	504	442,432

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.83%, 05/01/48(a)(b)	$474	$387,714
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	297	301,400
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(b)	635	587,209
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	640	527,589
Spectra Energy Partners LP
4.50%, 03/15/45	721	564,838
5.95%, 09/25/43	410	390,293
Targa Resources Corp.
4.95%, 04/15/52	745	599,940
6.13%, 05/15/55	910	862,557
6.25%, 07/01/52	580	557,789
6.50%, 02/15/53	792	786,623
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	620	704,084
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)(b)	568	434,943
TransCanada PipeLines Ltd.
4.88%, 05/15/48	10	8,606
5.00%, 10/16/43(a)	515	464,376
5.10%, 03/15/49(a)	788	701,545
5.85%, 03/15/36(a)	480	485,601
6.10%, 06/01/40	600	604,768
6.20%, 10/15/37	932	954,056
7.25%, 08/15/38	570	631,820
7.63%, 01/15/39	1,129	1,295,794
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	579	425,548
4.45%, 08/01/42	325	274,120
4.60%, 03/15/48	582	479,248
5.40%, 08/15/41	369	346,121
Western Midstream Operating LP
5.25%, 02/01/50	983	785,745
5.30%, 03/01/48	725	582,440
5.45%, 04/01/44	556	470,429
5.50%, 08/15/48	394	322,178
Williams Companies Inc. (The)
3.50%, 10/15/51	461	305,555
4.85%, 03/01/48(a)	836	699,233
4.90%, 01/15/45	549	467,919
5.10%, 09/15/45	961	841,381
5.30%, 08/15/52(a)	772	683,280
5.40%, 03/04/44	520	476,139
5.75%, 06/24/44	598	572,690
5.80%, 11/15/43	427	411,307
5.80%, 11/15/54	840	796,195
6.00%, 03/15/55	505	491,216
6.30%, 04/15/40	1,114	1,158,573
		116,926,455
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	295	261,926
Brookfield Finance Inc., 5.81%, 03/03/55	390	370,188
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	324	303,176
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	784	737,326
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)	1,098	969,439
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	493	333,909
Security	Par (000)	Value
Private Equity (continued)
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	$731	$483,997
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	716	442,820
		3,902,781
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)(b)	485	532,131
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	874	519,823
3.55%, 03/15/52	935	616,098
4.00%, 02/01/50	737	530,367
4.85%, 04/15/49	362	299,881
5.15%, 04/15/53	443	380,427
5.25%, 05/15/36	296	284,740
5.50%, 10/01/35	665	658,158
5.63%, 05/15/54(a)	560	512,358
American Homes 4 Rent LP
3.38%, 07/15/51	360	230,411
4.30%, 04/15/52	360	271,345
American Tower Corp.
2.95%, 01/15/51	898	558,265
3.10%, 06/15/50	932	597,222
3.70%, 10/15/49	684	486,758
AvalonBay Communities Inc.
3.90%, 10/15/46	406	313,085
4.15%, 07/01/47	310	246,400
4.35%, 04/15/48	73	59,855
Camden Property Trust, 3.35%, 11/01/49(a)	349	242,819
Crown Castle Inc.
2.90%, 04/01/41	963	676,320
3.25%, 01/15/51	822	524,467
4.00%, 11/15/49	267	194,359
4.15%, 07/01/50	800	595,465
4.75%, 05/15/47	307	257,871
5.20%, 02/15/49	466	406,795
Equinix Inc.
2.95%, 09/15/51	513	307,517
3.00%, 07/15/50	463	283,145
3.40%, 02/15/52	378	247,455
ERP Operating LP
4.00%, 08/01/47	390	302,154
4.50%, 07/01/44	487	415,473
4.50%, 06/01/45	282	238,134
Essex Portfolio LP
2.65%, 09/01/50	444	255,076
4.50%, 03/15/48(a)	287	238,892
Federal Realty OP LP
3.63%, 08/01/46(a)	294	203,990
4.50%, 12/01/44	558	461,311
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	470	443,241
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	218	198,015
Healthpeak OP LLC, 6.75%, 02/01/41	304	327,630
Kilroy Realty LP, 6.25%, 01/15/36(a)	285	275,839
Kimco Realty OP LLC
3.70%, 10/01/49	337	237,053
4.13%, 12/01/46	356	276,122

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 04/01/45	$500	$395,661
4.45%, 09/01/47	373	301,516
Mid-America Apartments LP, 2.88%, 09/15/51(a)	485	299,145
NNN REIT Inc.
3.00%, 04/15/52(a)	460	271,884
3.10%, 04/15/50	345	212,738
3.50%, 04/15/51	459	301,705
4.80%, 10/15/48	301	250,333
Prologis LP
2.13%, 10/15/50	553	287,908
3.00%, 04/15/50	682	436,967
3.05%, 03/01/50	353	227,009
4.38%, 09/15/48	341	278,914
5.25%, 06/15/53	948	878,577
5.25%, 03/15/54	790	729,843
Public Storage Operating Co., 5.35%, 08/01/53	917	868,929
Realty Income Corp.
4.65%, 03/15/47	562	473,180
5.38%, 09/01/54	600	564,102
Regency Centers LP
4.40%, 02/01/47	429	349,768
4.65%, 03/15/49	318	268,197
Simon Property Group LP
3.25%, 09/13/49	1,189	784,113
3.80%, 07/15/50	789	574,159
4.25%, 10/01/44(a)	417	335,764
4.25%, 11/30/46	510	408,166
4.75%, 03/15/42	493	434,727
5.85%, 03/08/53	650	636,921
6.65%, 01/15/54	320	345,741
6.75%, 02/01/40	575	639,872
Trust Fibra Uno
6.39%, 01/15/50(a)(b)	615	492,018
6.95%, 01/30/44(a)(b)	665	573,361
8.25%, 01/23/37(b)	85	87,441
Ventas Realty LP
4.38%, 02/01/45	292	234,845
4.88%, 04/15/49	337	286,716
5.70%, 09/30/43	343	328,552
VICI Properties LP
5.63%, 05/15/52	602	539,116
6.13%, 04/01/54(a)	532	509,635
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	513	396,637
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	432	344,204
Welltower OP LLC
4.95%, 09/01/48	537	481,198
5.13%, 03/15/43	265	242,771
6.50%, 03/15/41	380	406,272
Weyerhaeuser Co., 4.00%, 03/09/52	481	351,338
		31,004,279
Retail — 2.7%
7-Eleven Inc.
2.50%, 02/10/41(a)(b)	646	419,554
2.80%, 02/10/51(b)	1,135	648,977
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)(b)	606	445,227
3.63%, 05/13/51(b)	780	517,426
3.80%, 01/25/50(b)	818	571,173
4.50%, 07/26/47(a)(b)	624	504,096
5.62%, 02/12/54(a)(b)	655	602,360
Security	Par (000)	Value
Retail (continued)
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	$795	$536,896
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	635	457,532
Darden Restaurants Inc., 4.55%, 02/15/48	319	256,642
Dick's Sporting Goods Inc., 4.10%, 01/15/52	843	577,604
Dollar General Corp.
4.13%, 04/03/50(a)	456	332,347
5.50%, 11/01/52(a)	255	228,454
Dollar Tree Inc., 3.38%, 12/01/51	522	317,405
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(b)	135	135,915
Home Depot Inc. (The)
2.38%, 03/15/51	1,379	770,438
2.75%, 09/15/51	1,106	670,010
3.13%, 12/15/49	1,233	819,927
3.30%, 04/15/40	1,131	893,196
3.35%, 04/15/50	1,496	1,034,887
3.50%, 09/15/56(a)	755	517,629
3.63%, 04/15/52	1,475	1,066,748
3.90%, 06/15/47	1,157	901,550
4.20%, 04/01/43	1,018	856,497
4.25%, 04/01/46	1,601	1,329,159
4.40%, 03/15/45	892	759,462
4.50%, 12/06/48	1,486	1,259,273
4.88%, 02/15/44	1,055	964,554
4.95%, 09/15/52(a)	1,035	932,178
5.30%, 06/25/54(a)	1,555	1,476,129
5.40%, 09/15/40	294	294,647
5.40%, 06/25/64	475	450,860
5.88%, 12/16/36	2,493	2,654,810
5.95%, 04/01/41	997	1,043,501
Lowe's Companies Inc.
2.80%, 09/15/41	997	675,987
3.00%, 10/15/50(a)	1,717	1,047,688
3.50%, 04/01/51(a)	494	333,027
3.70%, 04/15/46	1,339	973,991
4.05%, 05/03/47	1,445	1,099,176
4.25%, 04/01/52	1,469	1,120,135
4.38%, 09/15/45	513	413,167
4.45%, 04/01/62(a)	1,240	939,780
4.55%, 04/05/49	617	495,938
4.65%, 04/15/42	574	491,994
5.00%, 04/15/40	600	559,538
5.00%, 09/15/43	195	171,115
5.13%, 04/15/50	474	415,637
5.50%, 10/15/35	231	236,662
5.63%, 04/15/53	1,430	1,339,296
5.75%, 07/01/53(a)	584	558,927
5.80%, 10/15/36	115	118,827
5.80%, 09/15/62	814	767,637
5.85%, 04/01/63	509	482,838
Marks & Spencer PLC, 7.13%, 12/01/37(b)	5	5,304
McDonald's Corp.
3.63%, 05/01/43	391	298,327
3.63%, 09/01/49	1,723	1,238,154
3.70%, 02/15/42	498	389,403
4.20%, 04/01/50	787	622,951
4.45%, 03/01/47	1,075	895,355
4.45%, 09/01/48	791	656,898
4.60%, 05/26/45	586	506,205

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.70%, 12/09/35	$666	$647,522
4.88%, 07/15/40	319	293,682
4.88%, 12/09/45	1,541	1,371,433
5.15%, 09/09/52(a)	701	638,566
5.45%, 08/14/53	958	910,474
5.70%, 02/01/39	305	312,699
6.30%, 10/15/37	612	665,785
6.30%, 03/01/38	652	703,975
Starbucks Corp.
3.35%, 03/12/50	530	346,334
3.50%, 11/15/50	1,244	834,657
3.75%, 12/01/47	554	399,591
4.30%, 06/15/45	386	305,129
4.45%, 08/15/49	1,033	822,683
4.50%, 11/15/48	964	772,777
Target Corp.
2.95%, 01/15/52(a)	1,040	650,541
3.63%, 04/15/46	622	462,341
3.90%, 11/15/47	735	566,253
4.00%, 07/01/42	829	692,008
4.80%, 01/15/53(a)	1,225	1,073,006
6.50%, 10/15/37	169	187,372
7.00%, 01/15/38	255	293,077
Tiffany & Co., 4.90%, 10/01/44	301	272,409
TJX Companies Inc. (The), 4.50%, 04/15/50(a)	445	387,795
Walmart Inc.
2.50%, 09/22/41	695	487,772
2.65%, 09/22/51	1,444	895,591
2.95%, 09/24/49	411	274,411
3.63%, 12/15/47	592	454,406
3.95%, 06/28/38	514	466,623
4.00%, 04/11/43	467	396,830
4.05%, 06/29/48	1,710	1,411,216
4.30%, 04/22/44	350	305,441
4.50%, 09/09/52	979	851,474
4.50%, 04/15/53	1,451	1,264,564
4.88%, 07/08/40(a)	340	333,482
5.00%, 10/25/40	360	357,570
5.25%, 09/01/35	1,016	1,059,583
5.63%, 04/01/40(a)	547	582,857
5.63%, 04/15/41(a)	605	633,186
6.20%, 04/15/38	735	819,186
6.50%, 08/15/37	1,090	1,242,868
		67,548,189
Semiconductors — 2.3%
Advanced Micro Devices Inc., 4.39%, 06/01/52(a)	506	416,807
Analog Devices Inc.
2.80%, 10/01/41(a)	673	484,934
2.95%, 10/01/51	755	480,995
5.30%, 12/15/45	335	318,157
5.30%, 04/01/54(a)	530	497,814
Applied Materials Inc.
2.75%, 06/01/50(a)	714	440,161
4.35%, 04/01/47	760	640,705
5.10%, 10/01/35(a)	271	276,916
5.85%, 06/15/41(a)	515	538,254
Broadcom Inc.
3.14%, 11/15/35(b)	3,149	2,609,125
3.19%, 11/15/36(b)	2,574	2,100,541
3.50%, 02/15/41(b)	2,575	1,997,568
Security	Par (000)	Value
Semiconductors (continued)
3.75%, 02/15/51(a)(b)	$1,516	$1,104,568
4.93%, 05/15/37(b)	2,242	2,147,266
Foundry JV Holdco LLC
6.10%, 01/25/36(b)	1,375	1,400,921
6.20%, 01/25/37(b)	1,440	1,474,486
6.30%, 01/25/39(b)	975	1,011,892
6.40%, 01/25/38(b)	771	808,630
Intel Corp.
2.80%, 08/12/41	785	507,956
3.05%, 08/12/51	1,496	859,054
3.10%, 02/15/60	1,068	570,765
3.20%, 08/12/61	825	448,937
3.25%, 11/15/49	1,672	1,021,325
3.73%, 12/08/47	1,891	1,289,556
4.10%, 05/19/46	1,264	916,204
4.10%, 05/11/47	1,081	777,780
4.25%, 12/15/42	555	426,412
4.60%, 03/25/40	734	623,495
4.75%, 03/25/50(a)	2,333	1,830,283
4.80%, 10/01/41	716	594,608
4.90%, 07/29/45	876	719,872
4.90%, 08/05/52	1,848	1,470,851
4.95%, 03/25/60	1,068	830,910
5.05%, 08/05/62	659	516,596
5.60%, 02/21/54(a)	942	831,256
5.63%, 02/10/43	840	774,901
5.70%, 02/10/53	1,816	1,617,532
5.90%, 02/10/63(a)	1,071	966,788
KLA Corp.
3.30%, 03/01/50	479	325,084
4.95%, 07/15/52	1,292	1,159,208
5.00%, 03/15/49	510	462,869
5.25%, 07/15/62	728	666,567
Lam Research Corp.
2.88%, 06/15/50(a)	618	393,629
3.13%, 06/15/60	430	263,378
4.88%, 03/15/49(a)	723	647,732
Micron Technology Inc.
3.37%, 11/01/41	456	323,818
3.48%, 11/01/51(a)	396	258,848
NVIDIA Corp.
3.50%, 04/01/40	964	799,570
3.50%, 04/01/50	1,876	1,387,496
3.70%, 04/01/60	443	325,142
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42(a)	450	310,486
3.25%, 05/11/41(a)	1,046	742,096
3.25%, 11/30/51	406	252,188
Qualcomm Inc.
3.25%, 05/20/50	719	484,755
4.30%, 05/20/47	1,433	1,178,102
4.50%, 05/20/52(a)	995	823,818
4.65%, 05/20/35	877	862,467
4.80%, 05/20/45	1,383	1,239,794
6.00%, 05/20/53	1,158	1,193,176
Texas Instruments Inc.
2.70%, 09/15/51	541	325,561
3.88%, 03/15/39	659	577,526
4.10%, 08/16/52	336	261,896
4.15%, 05/15/48	1,382	1,124,348
5.00%, 03/14/53	588	532,950

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.05%, 05/18/63	$1,612	$1,442,011
5.15%, 02/08/54	685	636,815
TSMC Arizona Corp.
3.13%, 10/25/41	875	662,443
3.25%, 10/25/51(a)	1,429	1,007,296
4.50%, 04/22/52(a)	765	682,600
		57,698,490
Software — 2.8%
AppLovin Corp., 5.95%, 12/01/54	230	219,635
Electronic Arts Inc., 2.95%, 02/15/51(a)	364	226,577
Fidelity National Information Services Inc.
3.10%, 03/01/41	683	486,021
4.50%, 08/15/46	337	275,874
5.63%, 07/15/52(a)	295	279,208
Series 30Y, 4.75%, 05/15/48(a)	240	198,009
Fiserv Inc., 4.40%, 07/01/49	1,848	1,451,238
Intuit Inc., 5.50%, 09/15/53	1,118	1,092,834
Microsoft Corp.
2.50%, 09/15/50	1,691	1,033,535
2.53%, 06/01/50(a)	6,086	3,770,271
2.68%, 06/01/60	3,346	1,975,302
2.92%, 03/17/52	6,184	4,104,142
3.04%, 03/17/62	1,864	1,194,751
3.45%, 08/08/36	1,710	1,526,255
3.50%, 11/15/42	451	366,989
3.70%, 08/08/46	1,694	1,367,446
3.75%, 02/12/45	467	390,995
3.95%, 08/08/56	506	401,068
4.00%, 02/12/55	576	465,912
4.10%, 02/06/37	631	599,110
4.20%, 11/03/35(a)	908	892,699
4.25%, 02/06/47(a)	1,769	1,582,994
4.45%, 11/03/45	955	873,358
4.50%, 10/01/40(a)	288	281,333
4.50%, 06/15/47	225	202,786
4.50%, 02/06/57	705	632,113
4.75%, 11/03/55(a)	306	278,781
5.20%, 06/01/39	546	570,760
5.30%, 02/08/41(a)	701	741,675
Oracle Corp.
3.60%, 04/01/40	2,913	2,270,500
3.60%, 04/01/50	4,397	2,990,795
3.65%, 03/25/41	2,192	1,675,300
3.80%, 11/15/37	1,771	1,478,808
3.85%, 07/15/36	947	815,286
3.85%, 04/01/60	3,548	2,374,217
3.90%, 05/15/35	1,220	1,081,622
3.95%, 03/25/51	3,650	2,635,527
4.00%, 07/15/46	2,714	2,037,382
4.00%, 11/15/47	2,237	1,658,920
4.10%, 03/25/61	1,230	861,806
4.13%, 05/15/45	2,072	1,608,182
4.38%, 05/15/55	1,565	1,187,800
4.50%, 07/08/44	802	659,503
5.38%, 07/15/40	2,155	2,044,551
5.38%, 09/27/54	2,141	1,897,604
5.50%, 08/03/35	1,725	1,732,104
5.50%, 09/27/64	924	819,890
5.55%, 02/06/53	2,522	2,309,872
6.00%, 08/03/55	1,930	1,877,330
6.13%, 07/08/39	1,281	1,320,853
Security	Par (000)	Value
Software (continued)
6.13%, 08/03/65	$1,015	$990,159
6.50%, 04/15/38	1,026	1,096,628
6.90%, 11/09/52	2,752	2,960,538
Salesforce Inc.
2.70%, 07/15/41	1,142	805,039
2.90%, 07/15/51	1,895	1,202,596
3.05%, 07/15/61(a)	898	540,208
Synopsys Inc., 5.70%, 04/01/55(a)	885	855,404
		71,270,095
Telecommunications — 5.5%
America Movil SAB de CV
4.38%, 07/16/42	857	719,868
4.38%, 04/22/49(a)	918	751,282
6.13%, 11/15/37	234	246,215
6.13%, 03/30/40	1,904	1,963,706
AT&T Inc.
3.10%, 02/01/43	691	487,468
3.30%, 02/01/52	1,189	768,657
3.50%, 06/01/41	2,413	1,852,738
3.50%, 09/15/53	7,278	4,871,360
3.50%, 02/01/61	939	597,356
3.55%, 09/15/55	7,211	4,829,037
3.65%, 06/01/51	3,108	2,174,504
3.65%, 09/15/59	7,295	4,825,123
3.80%, 12/01/57	6,153	4,235,481
3.85%, 06/01/60	1,267	862,630
4.30%, 12/15/42(a)	1,756	1,464,697
4.35%, 06/15/45	1,164	940,933
4.50%, 05/15/35(a)	2,260	2,132,194
4.50%, 03/09/48	1,606	1,309,840
4.55%, 03/09/49	1,038	840,633
4.65%, 06/01/44	577	479,539
4.75%, 05/15/46	1,860	1,583,728
4.80%, 06/15/44(a)	528	454,265
4.85%, 03/01/39	900	835,473
4.85%, 07/15/45	327	284,045
4.90%, 08/15/37	656	619,713
5.15%, 03/15/42	371	337,674
5.15%, 11/15/46	709	635,198
5.15%, 02/15/50	527	464,542
5.25%, 03/01/37	904	889,715
5.35%, 09/01/40	363	347,497
5.45%, 03/01/47(a)	599	555,218
5.55%, 08/15/41	607	585,918
5.65%, 02/15/47(a)	625	608,650
5.70%, 03/01/57	580	550,349
6.00%, 08/15/40	485	487,406
6.25%, 03/29/41	360	367,100
6.30%, 01/15/38	491	527,422
6.38%, 03/01/41	406	420,193
6.55%, 02/15/39	298	322,606
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	494	343,302
4.30%, 07/29/49	464	360,406
4.46%, 04/01/48	1,076	859,925
5.55%, 02/15/54(a)	347	326,243
Series US-4, 3.65%, 03/17/51	376	265,914
British Telecommunications PLC, 4.25%, 11/08/49(b)	345	261,129
Cisco Systems Inc.
5.30%, 02/26/54	1,884	1,797,912

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.35%, 02/26/64	$899	$852,138
5.50%, 01/15/40	1,865	1,905,518
5.50%, 02/24/55	770	758,403
5.90%, 02/15/39	1,892	2,018,795
Corning Inc.
3.90%, 11/15/49	435	318,985
4.38%, 11/15/57	663	511,510
4.70%, 03/15/37(a)	250	235,203
4.75%, 03/15/42	416	367,754
5.35%, 11/15/48	554	509,107
5.45%, 11/15/79	994	854,415
5.75%, 08/15/40	346	347,369
5.85%, 11/15/68	321	299,616
7.25%, 08/15/36(a)	195	199,269
Deutsche Telekom AG, 3.63%, 01/21/50(b)	935	669,618
Deutsche Telekom International Finance BV
4.75%, 06/21/38(b)	356	334,314
4.88%, 03/06/42(b)	882	797,293
Juniper Networks Inc., 5.95%, 03/15/41	374	368,616
Motorola Solutions Inc., 5.50%, 09/01/44	349	337,019
Nokia OYJ, 6.63%, 05/15/39	345	346,500
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	543	485,702
Orange SA
5.38%, 01/13/42	773	742,211
5.50%, 02/06/44(a)	669	654,633
Rogers Communications Inc.
3.70%, 11/15/49	976	685,771
4.30%, 02/15/48	758	584,851
4.35%, 05/01/49(a)	1,255	971,602
4.50%, 03/15/42	795	666,094
4.50%, 03/15/43	461	380,690
4.55%, 03/15/52(a)	1,911	1,507,961
5.00%, 03/15/44	1,053	918,863
5.45%, 10/01/43(a)	636	587,539
7.50%, 08/15/38	268	306,651
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	289	206,874
SES SA, 5.30%, 04/04/43(b)	235	164,024
Telefonica Emisiones SA
4.67%, 03/06/38	534	481,778
4.90%, 03/06/48	1,292	1,078,098
5.21%, 03/08/47	2,532	2,220,699
5.52%, 03/01/49(a)	1,380	1,258,778
7.05%, 06/20/36	1,618	1,792,118
TELUS Corp.
4.30%, 06/15/49	420	318,429
4.60%, 11/16/48	518	414,440
T-Mobile USA Inc.
3.00%, 02/15/41	2,349	1,680,617
3.30%, 02/15/51	3,337	2,191,711
3.40%, 10/15/52	3,214	2,132,229
3.60%, 11/15/60	1,527	998,871
4.38%, 04/15/40	1,700	1,484,319
4.50%, 04/15/50	2,966	2,406,185
5.25%, 06/15/55	630	563,701
5.50%, 01/15/55	857	798,650
5.65%, 01/15/53(a)	2,040	1,947,359
5.75%, 01/15/54	1,585	1,530,050
5.80%, 09/15/62(a)	641	617,785
5.88%, 11/15/55(a)	1,225	1,207,119
Security	Par (000)	Value
Telecommunications (continued)
6.00%, 06/15/54	$930	$928,934
Verizon Communications Inc.
2.65%, 11/20/40	2,680	1,883,933
2.85%, 09/03/41	1,473	1,029,722
2.88%, 11/20/50	2,044	1,254,604
2.99%, 10/30/56	3,657	2,172,863
3.00%, 11/20/60(a)	2,119	1,228,782
3.40%, 03/22/41	2,837	2,163,965
3.55%, 03/22/51	3,498	2,468,784
3.70%, 03/22/61	3,200	2,174,326
3.85%, 11/01/42	752	595,173
3.88%, 03/01/52(a)	1,730	1,271,523
4.00%, 03/22/50	959	724,168
4.13%, 08/15/46	922	727,927
4.27%, 01/15/36	1,280	1,174,327
4.52%, 09/15/48	1,222	1,016,238
4.67%, 03/15/55	789	659,834
4.75%, 11/01/41	356	315,801
4.81%, 03/15/39	1,156	1,078,093
4.86%, 08/21/46	2,422	2,132,641
5.01%, 04/15/49(a)	982	891,525
5.01%, 08/21/54	735	650,651
5.25%, 03/16/37	1,068	1,057,015
5.50%, 03/16/47	638	609,143
5.50%, 02/23/54(a)	1,748	1,676,770
5.85%, 09/15/35	480	501,401
6.55%, 09/15/43	851	920,445
Vodafone Group PLC
4.25%, 09/17/50	1,539	1,170,185
4.38%, 02/19/43	460	387,407
4.88%, 06/19/49	1,686	1,417,831
5.00%, 05/30/38	618	587,056
5.13%, 06/19/59(a)	181	153,271
5.25%, 05/30/48	1,361	1,235,515
5.63%, 02/10/53(a)	708	656,697
5.75%, 06/28/54(a)	1,949	1,842,271
5.75%, 02/10/63	181	165,103
5.88%, 06/28/64	935	882,873
6.15%, 02/27/37	1,094	1,156,767
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	400	304,127
		138,730,339
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44	401	343,561
6.35%, 03/15/40	522	522,391
Mattel Inc.
5.45%, 11/01/41	370	317,997
6.20%, 10/01/40	330	315,699
		1,499,648
Transportation — 3.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	776	482,639
3.05%, 02/15/51	507	331,511
3.30%, 09/15/51	927	633,660
3.55%, 02/15/50	965	702,503
3.90%, 08/01/46	796	624,574
4.05%, 06/15/48	844	673,519
4.13%, 06/15/47	810	658,849
4.15%, 04/01/45	955	791,356

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.15%, 12/15/48	$799	$644,558
4.38%, 09/01/42	650	559,500
4.40%, 03/15/42	438	380,782
4.45%, 03/15/43	788	686,242
4.45%, 01/15/53	1,018	850,825
4.55%, 09/01/44	790	692,599
4.70%, 09/01/45	521	464,426
4.90%, 04/01/44	967	886,903
4.95%, 09/15/41	148	138,081
5.05%, 03/01/41	493	464,046
5.15%, 09/01/43	646	614,626
5.20%, 04/15/54	1,536	1,437,308
5.40%, 06/01/41	440	430,934
5.50%, 03/15/55	1,125	1,104,764
5.75%, 05/01/40	687	710,317
6.15%, 05/01/37	688	744,925
6.20%, 08/15/36	285	312,992
Canadian National Railway Co.
2.45%, 05/01/50	603	347,424
3.20%, 08/02/46	757	533,730
3.50%, 11/15/42(a)	198	147,786
3.65%, 02/03/48	724	542,722
4.40%, 08/05/52(a)	639	534,098
4.45%, 01/20/49	551	469,465
4.50%, 11/07/43(a)	183	156,998
6.13%, 11/01/53	255	273,935
6.20%, 06/01/36	485	522,666
6.38%, 11/15/37	359	397,359
6.71%, 07/15/36	195	217,834
Canadian Pacific Railway Co.
3.00%, 12/02/41	1,018	730,349
3.10%, 12/02/51(a)	1,635	1,055,549
3.50%, 05/01/50	480	336,355
4.20%, 11/15/69	271	196,041
4.30%, 05/15/43	436	366,353
4.70%, 05/01/48	568	489,939
4.80%, 09/15/35	340	329,524
4.80%, 08/01/45	646	573,783
4.95%, 08/15/45	492	445,396
5.75%, 01/15/42	223	220,631
5.95%, 05/15/37	478	500,591
6.13%	764	753,783
Central Japan Railway Co., 4.25%, 11/24/45(b)	206	169,954
CSX Corp.
2.50%, 05/15/51	560	320,750
3.35%, 09/15/49	830	576,919
3.80%, 11/01/46	892	687,820
3.80%, 04/15/50	394	296,205
3.95%, 05/01/50	607	471,666
4.10%, 03/15/44	836	687,215
4.25%, 11/01/66	457	347,567
4.30%, 03/01/48	670	551,934
4.40%, 03/01/43	282	243,213
4.50%, 03/15/49	464	390,852
4.50%, 11/15/52(a)	877	731,223
4.50%, 08/01/54	371	308,188
4.65%, 03/01/68	425	345,747
4.75%, 05/30/42	366	329,330
4.75%, 11/15/48	742	652,509
4.90%, 03/15/55(a)	525	467,141
5.50%, 04/15/41	527	517,502
Security	Par (000)	Value
Transportation (continued)
6.00%, 10/01/36(a)	$598	$636,509
6.15%, 05/01/37	706	757,177
6.22%, 04/30/40	694	738,622
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	385	224,744
3.83%, 09/14/61(a)(b)	661	419,734
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	750	480,186
4.70%, 05/07/50(a)(b)	1,053	851,878
5.00%, 01/25/47(b)	340	292,481
ENA Master Trust, 4.00%, 05/19/48	395	290,246
FedEx Corp.
3.25%, 05/15/41	621	428,229
3.88%, 08/01/42	490	358,681
4.05%, 02/15/48	917	661,374
4.10%, 04/15/43	527	400,554
4.10%, 02/01/45	573	423,429
4.40%, 01/15/47	780	595,147
4.50%, 02/01/65	194	130,645
4.55%, 04/01/46	789	623,524
4.75%, 11/15/45(a)	1,204	978,648
4.95%, 10/17/48(a)	832	689,307
5.10%, 01/15/44	427	369,878
5.25%, 05/15/50(a)	848	728,018
Norfolk Southern Corp.
2.90%, 08/25/51	635	392,221
3.05%, 05/15/50	863	557,754
3.16%, 05/15/55	597	376,339
3.40%, 11/01/49	597	412,046
3.70%, 03/15/53	418	296,606
3.94%, 11/01/47	961	745,169
3.95%, 10/01/42	601	485,324
4.05%, 08/15/52	578	441,950
4.10%, 05/15/49	509	398,995
4.10%, 05/15/2121(a)	400	273,076
4.15%, 02/28/48	790	626,297
4.45%, 06/15/45	739	625,197
4.55%, 06/01/53	755	632,143
4.65%, 01/15/46	856	739,376
4.80%, 08/15/43	250	213,345
4.84%, 10/01/41	277	251,391
5.10%, 12/31/49	385	327,843
5.35%, 08/01/54(a)	935	880,091
5.95%, 03/15/64	590	597,602
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	179	185,314
TTX Co.
3.90%, 02/01/45(b)	245	195,046
4.20%, 07/01/46(b)	450	372,431
4.60%, 02/01/49(b)	566	483,070
5.65%, 12/01/52(b)	250	248,251
Union Pacific Corp.
2.89%, 04/06/36(a)	865	709,553
2.95%, 03/10/52	872	550,889
2.97%, 09/16/62	1,003	573,332
3.20%, 05/20/41	873	657,198
3.25%, 02/05/50	1,580	1,076,272
3.35%, 08/15/46	394	282,299
3.38%, 02/14/42	455	347,273
3.50%, 02/14/53	1,265	889,299
3.55%, 08/15/39	537	443,407
3.55%, 05/20/61	633	418,432

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.60%, 09/15/37	$288	$247,485
3.75%, 02/05/70	610	405,448
3.80%, 10/01/51	1,080	808,307
3.80%, 04/06/71	946	639,918
3.84%, 03/20/60	1,805	1,282,850
3.85%, 02/14/72	510	349,440
3.88%, 02/01/55	451	332,713
3.95%, 08/15/59	492	357,588
4.00%, 04/15/47	540	427,551
4.05%, 11/15/45	477	385,583
4.05%, 03/01/46	558	452,808
4.10%, 09/15/67	493	358,543
4.30%, 03/01/49	673	552,929
4.50%, 09/10/48(a)	427	362,826
4.95%, 09/09/52(a)	773	704,778
4.95%, 05/15/53	462	417,397
5.15%, 01/20/63	483	430,056
5.60%, 12/01/54	1,130	1,110,323
United Parcel Service Inc.
3.40%, 11/15/46	525	372,051
3.40%, 09/01/49(a)	769	529,552
3.63%, 10/01/42	288	220,958
3.75%, 11/15/47	1,119	841,211
4.25%, 03/15/49	843	673,985
4.88%, 11/15/40	512	479,605
5.05%, 03/03/53(a)	1,019	914,162
5.20%, 04/01/40	668	646,841
5.30%, 04/01/50(a)	1,402	1,309,610
5.50%, 05/22/54	830	790,824
5.60%, 05/22/64	370	350,671
6.20%, 01/15/38	1,284	1,383,319
		80,183,659
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	534	325,243
4.50%, 03/30/45	245	195,199
5.20%, 03/15/44	519	461,446
5.50%, 06/15/35	600	594,775
6.05%, 06/05/54(a)	620	600,667
		2,177,330
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51	540	355,340
3.45%, 05/01/50(a)	470	327,215
3.75%, 09/01/47	900	669,876
4.00%, 12/01/46	340	265,102
4.15%, 06/01/49	630	499,168
Security	Par (000)	Value
Water (continued)
4.20%, 09/01/48	$765	$612,141
4.30%, 12/01/42	431	363,327
4.30%, 09/01/45(a)	651	540,881
5.45%, 03/01/54	630	599,862
6.59%, 10/15/37	552	608,823
Essential Utilities Inc.
3.35%, 04/15/50	476	311,729
4.28%, 05/01/49(a)	785	603,732
5.30%, 05/01/52	445	396,300
		6,153,496
Total Long-Term Investments — 97.4% (Cost: $2,902,238,530)		2,450,961,069
	Shares
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(h)(i)(j)	243,618,407	243,715,854
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(h)(i)	33,610,000	33,610,000
Total Short-Term Securities — 11.0% (Cost: $277,245,580)		277,325,854
Total Investments — 108.4% (Cost: $3,179,484,110)		2,728,286,923
Liabilities in Excess of Other Assets — (8.4)%		(210,649,523)
Net Assets — 100.0%		$2,517,637,400

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Rounds to less than 1,000.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,450,961,069	$—	$2,450,961,069
Short-Term Securities
Money Market Funds	277,325,854	—	—	277,325,854
	$277,325,854	$2,450,961,069	$—	$2,728,286,923

Schedule of Investments (unaudited)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$4,600	$4,591,548
American Express Credit Account Master Trust
4.87%, 05/15/28	6,840	6,879,260
5.15%, 09/15/30	9,000	9,272,028
4.65%, 07/15/29	5,560	5,623,567
4.56%, 12/15/29	5,000	5,046,087
AmeriCredit Automobile Receivables Trust, 5.62%, 11/18/27	7,430	7,457,205
BA Credit Card Trust, 4.98%, 11/15/28	59,311	59,997,342
BMW Vehicle Owner Trust
4.56%, 09/25/29	3,800	3,831,451
4.66%, 12/27/32	1,250	1,263,416
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	14,873,044
Class A2, 1.39%, 07/15/30	11,000	10,075,965
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	4,200	4,239,066
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,335,137
6.00%, 07/17/28	6,137	6,236,028
4.64%, 04/15/30	2,560	2,583,821
4.84%, 01/15/30	2,260	2,288,733
4.89%, 03/15/30	2,400	2,413,675
5.60%, 11/15/30	1,000	1,007,642
Carvana Auto Receivables Trust, 4.26%, 10/10/29	2,330	2,326,398
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,976,367
4.60%, 01/16/29	44,830	45,142,890
4.63%, 01/15/31	8,935	9,054,704
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	1,982,186
6.15%, 06/15/39	3,000	3,272,410
CNH Equipment Trust
5.19%, 09/17/29	5,360	5,436,571
4.03%, 01/15/30	10,000	9,940,493
5.23%, 11/17/31	2,000	2,051,888
Drive Auto Receivables Trust
4.52%, 07/16/29	500	499,202
4.67%, 05/17/32	890	883,524
4.94%, 05/17/32	2,000	1,983,957
Exeter Automobile Receivables Trust
5.82%, 02/15/28	7,810	7,823,856
5.61%, 04/17/28	4,609	4,618,740
5.92%, 02/15/30	5,000	5,074,571
5.06%, 02/18/31	1,900	1,879,159
First National Master Note Trust, 4.85%, 02/15/30	5,000	5,073,659
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,666,706
4.99%, 12/15/27	7,330	7,380,532
Ford Credit Auto Owner Trust
4.07%, 07/15/29	6,000	5,985,176
4.88%, 09/15/30	2,000	2,022,309
4.45%, 10/15/29	4,250	4,273,393
GM Financial Automobile Leasing Trust, 4.66%, 02/21/28	3,200	3,219,660
GM Financial Consumer Automobile Receivables Trust
4.59%, 07/17/28	3,500	3,515,105
Security	Par (000)	Value
4.47%, 02/16/28	$5,550	$5,549,012
4.43%, 10/16/28	13,000	13,033,247
5.71%, 02/16/29	9,710	10,004,698
4.40%, 08/16/29	2,500	2,513,640
4.44%, 04/16/30	1,000	1,005,727
4.62%, 12/17/29	2,500	2,525,135
4.73%, 08/16/30	1,780	1,807,434
Honda Auto Receivables Owner Trust
5.21%, 08/15/28	1,900	1,920,508
4.57%, 03/21/29	7,300	7,346,316
4.65%, 10/15/29	2,600	2,599,710
Hyundai Auto Receivables Trust
4.58%, 04/15/27	4,327	4,323,844
4.48%, 07/17/28	13,000	13,011,573
4.84%, 03/15/29	4,625	4,673,229
4.32%, 10/15/29	5,300	5,305,460
4.40%, 04/15/31	1,100	1,102,246
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,314,721
4.91%, 02/18/31	1,850	1,876,466
4.06%, 06/15/29	2,140	2,138,065
4.23%, 09/17/29	3,900	3,893,963
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	8,000	8,100,230
Nissan Auto Lease Trust
4.91%, 04/15/27	0	—
5.21%, 12/15/28	2,000	2,019,581
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	17,060	17,111,453
5.23%, 12/15/28	6,440	6,471,066
5.25%, 04/17/28	6,000	6,007,540
5.45%, 03/15/30	1,670	1,683,029
5.64%, 08/15/30	3,500	3,561,601
4.62%, 11/15/28	1,460	1,462,260
5.14%, 02/17/32	4,100	4,073,074
4.87%, 05/15/31	1,000	1,007,213
5.43%, 03/17/31	500	501,401
Synchrony Card Funding LLC, 5.04%, 03/15/30	9,330	9,474,219
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	4,620	4,643,724
4.77%, 11/15/29	600	603,468
4.94%, 06/17/30	600	604,965
4.76%, 05/15/30	1,000	1,016,059
Verizon Master Trust
4.17%, 08/20/30	6,300	6,291,216
4.62%, 11/20/30	7,700	7,778,373
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,365,804
Volkswagen Auto Loan Enhanced Trust, 5.01%, 01/22/30	6,000	6,080,510
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,030,564
4.86%, 11/15/30	2,000	2,039,676
Total Asset-Backed Securities — 0.4% (Cost: $490,207,470)		491,970,491
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
3650R 2021-PF1 Commercial Mortgage Trust, 5.47%, 11/15/55(a)	1,000	1,022,772

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Bank
2.29%, 06/15/64	$7,260	$6,266,237
3.35%, 01/15/63(a)	1,400	1,193,577
3.50%, 03/15/64(a)	1,000	857,943
4.47%, 05/15/61(a)	1,000	966,688
4.79%, 02/15/52(a)	1,887	1,680,839
5.72%, 06/15/57	4,450	4,663,692
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,310,985
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	4,500	4,473,167
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	966,808
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	14,164,286
Series 2020, Class A5, 2.65%, 01/15/63	6,500	5,904,907
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	20,610,498
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	4,909,916
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,775,912
Bank5
5.64%, 10/15/57	2,000	2,037,710
5.77%, 06/15/57	9,520	9,890,052
5.79%, 06/15/57	2,000	2,070,134
5.89%, 11/15/57	5,000	5,260,210
6.42%, 08/15/57(a)	650	646,810
6.49%, 06/15/57(a)	2,950	3,096,983
7.38%, 07/15/56(a)	1,949	2,079,053
Bank5 Trust
6.23%, 05/15/57	3,000	3,159,774
6.97%, 05/15/57(a)	2,580	2,709,277
6.97%, 05/15/57(a)	1,000	1,027,818
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,101,639
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,189,251
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	940,653
BBCMS Mortgage Trust
2.69%, 11/15/54	3,000	2,642,432
3.19%, 02/15/54(a)	500	415,110
4.05%, 12/15/51	4,000	3,948,860
4.60%, 06/15/55(a)	5,390	5,269,702
5.14%, 12/15/57	5,400	5,472,116
5.40%, 09/15/57	2,500	2,564,044
5.45%, 09/15/55(a)	500	470,966
5.45%, 04/15/56	1,000	1,029,633
5.53%, 11/15/57	1,500	1,550,206
5.55%, 07/15/57	1,000	1,027,117
5.63%, 09/15/57	5,100	5,189,901
5.71%, 12/15/55(a)	3,160	3,317,234
5.72%, 02/15/57	1,386	1,367,887
5.72%, 02/15/62	5,000	5,242,205
5.83%, 11/15/57(a)	1,000	1,009,777
5.84%, 09/15/57(a)	3,000	3,055,329
5.84%, 03/15/58	500	523,465
5.87%, 02/15/57	1,000	1,036,500
5.89%, 09/15/57	1,250	1,300,916
5.94%, 05/15/57(a)	2,210	2,218,400
5.95%, 03/15/57	3,000	3,132,707
5.97%, 07/15/56(a)	500	513,925
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 09/15/56(a)	$18,820	$20,041,007
6.13%, 11/15/57	900	938,300
6.15%, 03/15/57(a)	2,800	2,849,570
6.30%, 09/15/56(a)	3,000	3,164,845
6.35%, 12/15/55(a)	1,500	1,488,299
6.36%, 03/15/57(a)	1,000	1,043,396
6.64%, 03/15/57(a)	1,660	1,674,789
6.70%, 07/15/57(a)	1,000	1,010,976
6.80%, 11/15/56(a)	3,970	4,460,033
7.45%, 12/15/56(a)	1,322	1,433,520
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,067,723
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,070,714
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	14,652,675
Series 2021-C11, Class A5, 2.32%, 09/15/54	5,765	4,938,259
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,443,045
BBCMS Trust
2.27%, 07/15/54	2,500	2,320,112
Series 2021-C10, Class A5, 2.49%, 07/15/54	18,590	16,601,011
Benchmark Mortgage Trust
2.91%, 09/15/43(a)	750	608,699
3.18%, 02/15/53(a)	1,000	859,076
3.73%, 03/15/55(a)	350	301,329
5.33%, 02/15/58	6,000	6,093,174
5.36%, 05/15/55	2,000	2,032,083
5.60%, 08/15/57	3,700	3,794,036
5.66%, 04/15/57	2,000	2,078,708
5.77%, 05/15/56	1,000	1,034,084
5.91%, 11/15/57(a)	2,000	2,097,774
6.06%, 01/10/57(a)	1,610	1,628,637
6.06%, 08/15/57(a)	1,500	1,562,613
6.38%, 03/15/57	4,460	4,669,663
6.67%, 03/15/57	1,770	1,784,150
6.79%, 03/15/57	3,730	3,875,484
6.86%, 07/15/57(a)	1,000	1,060,920
7.08%, 05/15/56(a)	500	521,333
7.18%, 07/15/57(a)	2,000	2,102,385
7.18%, 07/15/57(a)	2,000	2,054,363
7.20%, 01/10/57(a)	1,850	1,881,938
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,166,013
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,386,967
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,905,020
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,048,642
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,995,284
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	1,100	1,040,318
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,617,778
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,490,589
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	18,998,199
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,081,962
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,049,803
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,400,491

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2020-B23, Class A5, 2.07%, 02/15/54	$25,000	$21,258,727
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	401,776
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,233,519
BMARK, 7.71%, 11/15/56(a)	1,097	1,154,178
BMO Mortgage Trust
1.00%, 05/15/58(a)	500	502,014
4.97%, 07/15/54(a)	1,975	1,983,912
5.31%, 09/15/54	1,200	1,220,369
5.32%, 09/15/57	500	511,121
5.63%, 12/15/57(a)	1,100	1,139,191
5.74%, 02/15/57	1,000	1,033,743
5.74%, 12/15/57(a)	900	878,357
5.75%, 09/15/57(a)	1,000	1,025,068
5.78%, 04/15/58(a)	950	990,236
5.86%, 02/15/57	3,730	3,889,311
5.88%, 09/15/57(a)	500	486,520
5.89%, 11/15/57(a)	3,500	3,611,714
5.91%, 03/15/57(a)	4,000	4,122,623
5.96%, 09/15/56(a)	30,000	31,811,320
6.09%, 09/15/57(a)	750	757,556
6.14%, 03/15/57(a)	2,330	2,345,737
6.23%, 03/15/57(a)	1,500	1,429,308
6.26%, 04/15/58(a)	1,000	1,000,020
6.29%, 02/15/57(a)	5,310	5,524,838
6.36%, 02/15/57(a)	260	272,545
6.41%, 11/15/57(a)	4,700	4,799,998
6.60%, 07/15/57(a)	500	495,077
7.09%, 02/15/57(a)	687	693,818
7.49%, 11/15/56(a)	11,200	11,982,371
CD Mortgage Trust
3.91%, 11/13/50(a)	995	932,080
4.66%, 08/15/51(a)	1,188	1,134,456
Series 2017-CD3, Class A4, 3.63%, 02/10/50	5,500	5,265,146
Series 2017-CD5, Class A4, 3.43%, 08/15/50	1,020	992,028
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,812,374
3.74%, 03/10/51	1,932	1,895,228
4.05%, 12/15/72(a)	1,500	1,335,791
Series 2016-P5, Class A4, 2.94%, 10/10/49	10,000	9,634,708
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,531,536
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,938,598
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,653,431
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,387,710
Commission Mortgage Trust, Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,972,304
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	464,025
4.45%, 04/15/51(a)	1,500	1,443,334
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,442,511
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,090,661
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	26,583,603
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,242,207
Series 2020-C19, Class A3, 2.56%, 03/15/53	5,500	4,927,260
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust
3.56%, 06/10/50(a)	$5,500	$5,240,711
Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	974,870
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,390,586
2.36%, 10/25/36	2,500	1,974,081
3.00%, 09/25/29	20,868	20,011,482
3.53%, 09/25/32	1,000	938,567
3.78%, 01/25/32	10,797	10,609,935
3.78%, 11/25/32(a)	17,795	17,052,721
3.80%, 03/25/32	1,941	1,909,195
3.82%, 12/25/32(a)	21,500	20,636,174
4.05%, 07/25/33	35,000	33,957,933
4.20%, 05/25/33	48,000	47,112,754
4.25%, 04/25/33	40,000	39,414,158
4.28%, 07/25/30	10,500	10,542,139
4.35%, 01/25/33(a)	33,140	32,902,169
4.46%, 08/25/31	5,000	5,034,530
4.51%, 07/25/29	5,700	5,777,193
4.57%, 12/25/28	3,253	3,300,652
4.74%, 08/25/28(a)	15,000	15,283,674
4.80%, 09/25/28(a)	3,920	4,001,919
4.85%, 09/25/28	5,000	5,113,494
5.20%, 02/25/31	5,560	5,806,765
5.36%, 01/25/29(a)	14,300	14,863,430
5.40%, 01/25/29	15,000	15,624,190
5.40%, 01/25/29	8,000	8,316,230
Federal National Mortgage Association, 2.68%, 06/25/32(a)	1,048	933,575
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,654,683
1.81%, 10/25/31(a)	3,000	2,587,828
2.40%, 11/25/31	5,000	4,448,351
4.19%, 07/25/28(a)	19,104	19,156,278
Series 2017, Class A2, 3.07%, 09/25/27(a)	1,579	1,544,315
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,000	1,783,712
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	487,358
GS Mortgage Securities Trust
2.91%, 02/13/53	1,000	920,432
3.57%, 05/12/53(a)	1,840	1,604,521
3.57%, 05/12/53(a)	526	439,456
3.70%, 02/10/52	1,000	965,114
4.38%, 07/10/51(a)	2,433	2,290,853
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,568,756
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,933,050
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,944,980
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,430,375
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	2,000	1,910,014
4.03%, 03/10/52	3,500	3,324,405
Morgan Stanley Bank of America Merrill Lynch Trust
5.64%, 03/15/58	400	415,164

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-C28, Class A4, 3.54%, 01/15/49	$16,420	$16,204,795
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,939,047
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	9,312,431
Morgan Stanley Capital I Trust
2.70%, 07/15/53	200	164,783
2.73%, 05/15/54	1,275	1,136,041
2.75%, 06/15/54(a)	2,000	1,677,612
2.88%, 02/15/53	1,264	1,135,175
3.57%, 06/15/54(a)	1,000	783,991
3.77%, 11/15/52(a)	500	450,582
4.85%, 07/15/51(a)	1,000	928,334
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,722,707
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,293,804
Series 2018-H3, Class A4, 3.91%, 07/15/51	687	672,342
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,494,925
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	7,265,662
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,398,017
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,069,225
UBS Commercial Mortgage Trust
3.17%, 08/15/50	4,626	4,531,246
4.03%, 08/15/51	5,496	5,394,685
4.73%, 12/15/50(a)	528	491,279
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,783,698
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	2,000	1,873,174
2.70%, 07/15/53	375	306,523
3.31%, 11/15/54	500	406,646
4.15%, 03/15/51(a)	1,749	1,701,173
4.19%, 11/15/50(a)	110	104,804
4.55%, 03/15/52	1,000	952,161
4.67%, 09/15/61(a)	3,000	2,928,893
5.93%, 07/15/57	3,000	3,135,941
6.10%, 01/15/58	1,500	1,583,355
Class A4, 2.34%, 08/15/54	4,600	3,998,410
Class ASB, 4.17%, 05/15/51	494	491,662
Series 2016-C35, Class A4, 2.93%, 07/15/48	550	537,728
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,689,402
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,860,361
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,367,133
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,552,547
		1,265,402,836
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,305,768,250)		1,265,402,836
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,978	2,605,471
3.38%, 03/01/41	2,202	1,592,092
4.65%, 10/01/28	3,071	3,083,542
Security	Par (000)	Value
Advertising (continued)
4.75%, 03/30/30	$3,888	$3,892,267
5.38%, 06/15/33	2,738	2,735,301
5.40%, 10/01/48	1,950	1,767,885
Omnicom Group Inc.
2.45%, 04/30/30	3,297	2,957,035
2.60%, 08/01/31	4,044	3,538,815
4.20%, 06/01/30	3,212	3,137,477
5.30%, 11/01/34	3,695	3,678,025
		28,987,910
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.25%, 06/15/26	3,129	3,039,947
2.70%, 02/01/27	4,762	4,600,509
2.80%, 03/01/27	1,639	1,579,952
2.95%, 02/01/30	5,159	4,724,329
3.10%, 05/01/26	4,956	4,874,886
3.20%, 03/01/29	4,531	4,277,372
3.25%, 02/01/28	3,670	3,533,665
3.25%, 03/01/28	2,734	2,618,667
3.25%, 02/01/35	3,379	2,780,497
3.38%, 06/15/46	2,618	1,732,050
3.45%, 11/01/28	2,603	2,487,418
3.50%, 03/01/39	2,054	1,553,004
3.55%, 03/01/38	1,688	1,304,234
3.60%, 05/01/34	3,881	3,337,566
3.63%, 02/01/31	4,187	3,912,391
3.63%, 03/01/48	2,703	1,784,640
3.65%, 03/01/47	2,201	1,484,537
3.75%, 02/01/50	6,466	4,483,612
3.83%, 03/01/59	2,257	1,449,471
3.85%, 11/01/48	2,394	1,650,924
3.90%, 05/01/49	4,771	3,337,703
3.95%, 08/01/59	5,223	3,474,745
5.04%, 05/01/27	8,594	8,651,186
5.15%, 05/01/30	15,423	15,569,484
5.71%, 05/01/40	10,772	10,465,879
5.81%, 05/01/50	22,196	20,812,564
5.88%, 02/15/40	2,138	2,088,140
5.93%, 05/01/60	14,552	13,479,565
6.13%, 02/15/33	2,018	2,091,173
6.26%, 05/01/27	4,870	5,017,077
6.30%, 05/01/29	5,525	5,814,170
6.39%, 05/01/31	2,745	2,929,134
6.53%, 05/01/34	10,825	11,651,565
6.63%, 02/15/38	1,789	1,878,938
6.86%, 05/01/54	6,795	7,255,814
6.88%, 03/15/39(b)	2,331	2,501,798
7.01%, 05/01/64	3,390	3,617,058
GE Capital Funding LLC, 4.55%, 05/15/32	3,032	2,983,479
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,419	4,206,472
General Dynamics Corp.
1.15%, 06/01/26(b)	4,240	4,108,240
2.13%, 08/15/26	4,423	4,313,723
2.25%, 06/01/31	2,185	1,925,934
2.63%, 11/15/27	3,169	3,060,757
2.85%, 06/01/41	3,269	2,346,947
3.50%, 04/01/27	3,297	3,270,864
3.60%, 11/15/42	1,283	1,013,545
3.63%, 04/01/30	5,127	4,973,205
3.75%, 05/15/28	5,583	5,531,146

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.25%, 04/01/40	$4,024	$3,560,731
4.25%, 04/01/50	4,065	3,373,912
4.95%, 08/15/35	980	982,722
General Electric Co.
4.35%, 05/01/50	1,485	1,227,560
4.50%, 03/11/44	1,600	1,388,548
5.88%, 01/14/38	2,247	2,365,032
6.75%, 03/15/32	3,065	3,431,194
6.88%, 01/10/39	1,530	1,764,572
HEICO Corp.
5.25%, 08/01/28	1,560	1,591,582
5.35%, 08/01/33	1,720	1,739,819
Hexcel Corp.
4.20%, 02/15/27	2,635	2,604,673
5.88%, 02/26/35	965	959,140
Howmet Aerospace Inc.
3.00%, 01/15/29	710	675,215
4.85%, 10/15/31	1,270	1,277,749
5.90%, 02/01/27	390	399,775
5.95%, 02/01/37	1,675	1,746,932
6.75%, 01/15/28	1,300	1,368,779
L3Harris Technologies Inc.
1.80%, 01/15/31	3,710	3,155,885
2.90%, 12/15/29	2,756	2,550,200
3.85%, 12/15/26	4,067	4,026,868
4.40%, 06/15/28	9,374	9,346,299
4.85%, 04/27/35	1,876	1,811,015
5.05%, 06/01/29	2,450	2,487,226
5.05%, 04/27/45	2,523	2,307,463
5.25%, 06/01/31	2,150	2,196,719
5.35%, 06/01/34	3,065	3,094,891
5.40%, 01/15/27	6,025	6,118,820
5.40%, 07/31/33	6,080	6,164,909
5.50%, 08/15/54	2,770	2,616,478
5.60%, 07/31/53	2,390	2,297,136
6.15%, 12/15/40	1,455	1,530,248
Lockheed Martin Corp.
1.85%, 06/15/30	3,100	2,740,098
2.80%, 06/15/50	4,678	2,889,304
3.60%, 03/01/35	2,398	2,140,287
3.80%, 03/01/45	5,270	4,120,830
3.90%, 06/15/32	3,515	3,351,594
4.07%, 12/15/42	4,083	3,384,379
4.09%, 09/15/52	7,801	6,039,745
4.15%, 06/15/53	4,860	3,786,745
4.30%, 06/15/62	4,360	3,393,954
4.45%, 05/15/28	1,555	1,570,530
4.50%, 02/15/29	2,255	2,276,983
4.50%, 05/15/36	2,240	2,129,671
4.70%, 12/15/31	1,550	1,562,930
4.70%, 05/15/46	5,484	4,849,048
4.75%, 02/15/34	3,565	3,518,465
4.80%, 08/15/34	2,650	2,623,019
5.10%, 11/15/27	5,080	5,217,904
5.20%, 02/15/55	3,610	3,351,992
5.20%, 02/15/64	2,500	2,269,855
5.25%, 01/15/33	4,085	4,217,949
5.70%, 11/15/54	3,325	3,317,229
5.72%, 06/01/40	2,412	2,495,876
5.90%, 11/15/63	2,635	2,680,844
Series B, 6.15%, 09/01/36	2,930	3,194,622
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
3.20%, 02/01/27	$3,341	$3,281,331
3.25%, 01/15/28	9,798	9,535,545
3.85%, 04/15/45	2,989	2,314,645
4.03%, 10/15/47	9,526	7,437,810
4.40%, 05/01/30	2,637	2,623,487
4.60%, 02/01/29	2,360	2,385,859
4.70%, 03/15/33	3,740	3,699,452
4.75%, 06/01/43	4,374	3,882,107
4.90%, 06/01/34	3,290	3,264,054
4.95%, 03/15/53	3,885	3,427,670
5.05%, 11/15/40	1,553	1,464,679
5.15%, 05/01/40	2,515	2,414,997
5.20%, 06/01/54	4,955	4,542,839
5.25%, 05/01/50	4,518	4,172,637
RTX Corp.
1.90%, 09/01/31	4,361	3,682,835
2.25%, 07/01/30	4,710	4,216,747
2.38%, 03/15/32	4,367	3,746,384
2.65%, 11/01/26	2,608	2,545,657
2.82%, 09/01/51	4,294	2,582,976
3.03%, 03/15/52	5,517	3,454,443
3.13%, 05/04/27	5,821	5,689,399
3.13%, 07/01/50	5,190	3,356,081
3.50%, 03/15/27	5,930	5,843,612
3.75%, 11/01/46	5,099	3,810,096
4.05%, 05/04/47	2,973	2,319,953
4.13%, 11/16/28	11,614	11,521,154
4.15%, 05/15/45	4,380	3,522,219
4.35%, 04/15/47	4,861	3,981,501
4.45%, 11/16/38	3,525	3,198,256
4.50%, 06/01/42	15,267	13,268,484
4.63%, 11/16/48	7,143	6,034,546
4.70%, 12/15/41	2,410	2,133,775
4.80%, 12/15/43	2,479	2,201,565
4.88%, 10/15/40	1,939	1,794,315
5.15%, 02/27/33	5,200	5,256,154
5.38%, 02/27/53	4,555	4,282,802
5.40%, 05/01/35	902	916,814
5.70%, 04/15/40(b)	880	911,167
5.75%, 11/08/26	7,050	7,186,129
5.75%, 01/15/29	3,215	3,359,565
6.00%, 03/15/31	4,425	4,729,228
6.05%, 06/01/36	690	731,398
6.10%, 03/15/34	6,515	7,003,848
6.13%, 07/15/38	1,920	2,035,486
6.40%, 03/15/54	5,175	5,561,184
7.20%, 08/15/27	2,383	2,528,653
7.50%, 09/15/29	2,818	3,133,616
		563,853,075
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	7,735	6,557,756
2.63%, 09/16/26	3,180	3,101,425
3.40%, 05/06/30	3,894	3,662,730
3.40%, 02/04/41	6,627	4,769,282
3.70%, 02/04/51	5,452	3,674,069
3.88%, 09/16/46	6,702	4,809,967
4.00%, 02/04/61(b)	4,275	2,900,031
4.25%, 08/09/42	4,049	3,203,433
4.45%, 05/06/50	2,403	1,830,421

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.50%, 05/02/43	$2,983	$2,415,648
4.80%, 02/14/29	6,489	6,523,242
4.88%, 02/04/28	780	788,808
5.38%, 01/31/44	7,912	7,355,130
5.63%, 02/06/35	610	616,078
5.80%, 02/14/39	8,962	8,883,242
5.95%, 02/14/49	9,692	9,393,612
6.20%, 11/01/28	2,960	3,123,311
6.88%, 11/01/33	1,980	2,179,609
Archer-Daniels-Midland Co.
2.50%, 08/11/26	6,470	6,325,306
2.70%, 09/15/51	3,430	2,060,732
2.90%, 03/01/32	3,435	3,068,353
3.25%, 03/27/30	5,546	5,258,967
3.75%, 09/15/47	1,989	1,494,752
4.02%, 04/16/43	1,557	1,274,117
4.50%, 08/15/33	1,670	1,614,612
4.50%, 03/15/49	2,604	2,187,757
4.54%, 03/26/42	2,007	1,779,579
5.38%, 09/15/35	1,956	2,001,111
5.94%, 10/01/32	1,882	2,014,277
BAT Capital Corp.
2.26%, 03/25/28	4,255	4,001,072
2.73%, 03/25/31	5,128	4,554,047
3.22%, 09/06/26	5,171	5,085,549
3.46%, 09/06/29	2,627	2,500,121
3.56%, 08/15/27	4,748	4,660,327
3.73%, 09/25/40	1,490	1,140,505
3.98%, 09/25/50	830	574,725
4.39%, 08/15/37	11,334	9,950,427
4.54%, 08/15/47	7,560	5,939,258
4.70%, 04/02/27	5,079	5,100,354
4.74%, 03/16/32	4,230	4,126,522
4.76%, 09/06/49	4,433	3,543,976
4.91%, 04/02/30	4,653	4,677,022
5.28%, 04/02/50	2,337	2,001,423
5.35%, 08/15/32	2,860	2,876,318
5.63%, 08/15/35	2,850	2,863,952
5.65%, 03/16/52	2,725	2,454,047
5.83%, 02/20/31	3,545	3,691,810
6.00%, 02/20/34	3,605	3,769,345
6.34%, 08/02/30	4,875	5,210,342
6.42%, 08/02/33	5,430	5,810,645
7.08%, 08/02/43	3,500	3,751,393
7.08%, 08/02/53	4,520	4,882,885
7.75%, 10/19/32	2,716	3,105,833
BAT International Finance PLC
4.45%, 03/16/28	5,930	5,931,245
5.93%, 02/02/29	4,970	5,199,545
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,405	4,835,994
3.25%, 08/15/26	4,468	4,396,671
3.75%, 09/25/27	3,191	3,146,063
4.10%, 01/07/28	3,040	3,015,301
4.20%, 09/17/29	2,950	2,914,158
4.65%, 09/17/34	2,315	2,242,169
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(c)	3,350	3,456,391
Philip Morris International Inc.
0.88%, 05/01/26	3,154	3,051,380
1.75%, 11/01/30	4,738	4,100,682
Security	Par (000)	Value
Agriculture (continued)
2.10%, 05/01/30	$3,288	$2,934,166
3.13%, 08/17/27	2,900	2,838,475
3.13%, 03/02/28	3,076	2,989,736
3.38%, 08/15/29	7,181	6,895,388
3.88%, 08/21/42	3,461	2,747,237
4.13%, 04/28/28	2,535	2,531,057
4.13%, 03/04/43	4,309	3,527,318
4.25%, 11/10/44	3,838	3,181,718
4.38%, 11/01/27	3,350	3,365,349
4.38%, 04/30/30	2,100	2,090,043
4.38%, 11/15/41	3,732	3,184,834
4.50%, 03/20/42	3,580	3,091,892
4.63%, 11/01/29	2,990	3,012,743
4.75%, 02/12/27	4,535	4,583,446
4.75%, 11/01/31	3,220	3,226,964
4.88%, 02/15/28	7,530	7,664,318
4.88%, 02/13/29	3,265	3,315,815
4.88%, 04/30/35	2,015	1,975,591
4.88%, 11/15/43	3,305	2,963,648
4.90%, 11/01/34(b)	2,800	2,759,691
5.13%, 11/17/27	7,212	7,365,424
5.13%, 02/15/30	6,360	6,527,631
5.13%, 02/13/31	4,795	4,912,263
5.25%, 09/07/28	2,275	2,344,118
5.25%, 02/13/34	7,365	7,439,791
5.38%, 02/15/33	8,520	8,722,667
5.50%, 09/07/30	2,350	2,455,491
5.63%, 11/17/29	8,410	8,822,255
5.63%, 09/07/33	3,155	3,276,988
5.75%, 11/17/32	5,281	5,536,776
6.38%, 05/16/38	6,423	6,980,800
Reynolds American Inc.
5.70%, 08/15/35	3,404	3,419,151
5.85%, 08/15/45	9,663	9,054,775
6.15%, 09/15/43	2,581	2,541,106
7.25%, 06/15/37	2,475	2,708,515
		394,416,034
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	1,361	1,314,442
Series 2015-1, Class A, 3.38%, 11/01/28(b)	2,020	1,949,259
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	2,254	2,178,250
Series 2016-1, Class AA, 3.58%, 07/15/29	1,498	1,438,963
Series 2016-2, Class AA, 3.20%, 12/15/29	2,144	2,030,260
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	1,066	998,973
Series 2017-1, Class AA, 3.65%, 02/15/29	2,178	2,071,387
Series 2017-2, Class AA, 3.35%, 04/15/31	2,145	2,024,507
Series 2019-1, Class AA, 3.15%, 08/15/33	2,611	2,354,731
Series A, Class A, 2.88%, 01/11/36	3,486	3,019,710
Delta Air Lines Inc.
3.75%, 10/28/29	2,320	2,154,589
4.38%, 04/19/28	1,280	1,257,213
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(b)	4,064	3,807,572
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(b)	2,735	2,518,754
Series 2019-1, Class AA, 2.75%, 11/15/33	2,370	2,031,026
Southwest Airlines Co.
2.63%, 02/10/30	2,918	2,609,227

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
3.00%, 11/15/26	$2,225	$2,163,538
3.45%, 11/16/27	2,053	1,992,482
5.13%, 06/15/27	8,397	8,420,045
United Airlines Pass-Through Trust
5.80%, 07/15/37	5,661	5,616,752
Series 2014-1, Class A, 4.00%, 10/11/27	0	0
Series 2014-2, Class A, 3.75%, 03/03/28(b)	3,291	3,225,900
Series 2016-1, Class AA, 3.10%, 01/07/30	2,728	2,579,089
Series 2016-2, Class AA, 2.88%, 04/07/30	2,295	2,137,538
Series 2018-1, Class AA, 3.50%, 09/01/31	2,718	2,543,932
Series 2019, Class AA, 4.15%, 02/25/33	2,094	1,986,995
Series 2019-2, Class AA, 2.70%, 11/01/33	3,397	2,973,555
Series 2020-1, 5.88%, 04/15/29(b)	4,011	4,061,158
Series 24-A, 5.88%, 08/15/38	1,829	1,792,879
Series AA, 5.45%, 08/15/38	4,168	4,091,871
		77,344,597
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	5,048	4,923,466
2.75%, 03/27/27	5,748	5,610,047
2.85%, 03/27/30	7,410	6,929,558
3.25%, 03/27/40	4,960	3,832,973
3.38%, 11/01/46	2,975	2,123,607
3.38%, 03/27/50	5,807	4,031,940
3.63%, 05/01/43	2,989	2,337,347
3.88%, 11/01/45	4,983	3,876,516
Ralph Lauren Corp., 2.95%, 06/15/30	2,909	2,688,687
Tapestry Inc.
3.05%, 03/15/32(b)	2,503	2,162,404
4.13%, 07/15/27	2,031	2,016,902
5.10%, 03/11/30	1,475	1,480,332
5.50%, 03/11/35	685	667,457
		42,681,236
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.30%, 09/09/26	4,370	4,193,651
1.80%, 01/13/31	2,632	2,238,787
2.00%, 03/24/28	3,840	3,597,132
2.25%, 01/12/29	3,225	2,974,530
2.30%, 09/09/26	3,461	3,365,728
2.35%, 01/08/27	2,646	2,563,585
3.50%, 02/15/28	2,806	2,742,699
4.40%, 10/05/26	2,220	2,219,045
4.40%, 09/05/29	3,630	3,607,800
4.45%, 10/22/27	3,385	3,398,063
4.55%, 03/03/28	2,240	2,252,543
4.60%, 04/17/30	3,290	3,285,298
4.70%, 01/12/28	2,770	2,794,187
4.80%, 03/05/30	2,020	2,036,129
4.85%, 10/23/31	2,905	2,898,556
4.90%, 03/12/27	3,335	3,370,742
4.90%, 07/09/27	2,055	2,079,069
4.90%, 03/13/29(b)	3,635	3,683,680
4.90%, 01/10/34(b)	2,375	2,331,551
5.05%, 07/10/31	3,145	3,194,468
5.13%, 07/07/28	3,355	3,426,516
5.20%, 03/05/35(b)	1,625	1,621,236
5.25%, 07/07/26	2,465	2,489,297
5.65%, 11/15/28	3,485	3,622,002
5.85%, 10/04/30	2,520	2,661,104
Security	Par (000)	Value
Auto Manufacturers (continued)
Cummins Inc.
1.50%, 09/01/30	$4,549	$3,935,500
2.60%, 09/01/50	5,145	3,017,216
4.88%, 10/01/43	2,621	2,434,081
4.90%, 02/20/29	1,455	1,486,396
5.15%, 02/20/34	1,450	1,470,265
5.45%, 02/20/54	1,380	1,313,034
Ford Motor Co.
3.25%, 02/12/32	10,955	8,954,592
4.35%, 12/08/26	2,090	2,049,978
4.75%, 01/15/43	9,380	7,012,106
5.29%, 12/08/46(b)	5,610	4,393,137
6.10%, 08/19/32	7,355	7,055,572
6.63%, 10/01/28(b)	402	415,630
7.40%, 11/01/46	3,075	3,061,991
7.45%, 07/16/31	4,500	4,746,277
9.63%, 04/22/30	1,640	1,856,340
Ford Motor Credit Co. LLC
2.70%, 08/10/26	5,265	5,054,600
2.90%, 02/16/28	2,270	2,078,773
2.90%, 02/10/29	2,730	2,427,988
3.63%, 06/17/31	4,440	3,799,704
3.82%, 11/02/27	2,181	2,065,068
4.00%, 11/13/30	7,400	6,585,938
4.13%, 08/17/27	4,580	4,391,872
4.27%, 01/09/27	2,345	2,277,560
4.54%, 08/01/26	5,571	5,476,431
4.95%, 05/28/27	4,715	4,612,365
5.11%, 05/03/29	10,035	9,622,306
5.13%, 11/05/26	3,150	3,118,379
5.30%, 09/06/29	2,650	2,553,843
5.80%, 03/05/27	8,620	8,574,034
5.80%, 03/08/29	4,250	4,172,440
5.85%, 05/17/27	5,070	5,045,545
5.88%, 11/07/29	2,200	2,163,585
5.92%, 03/20/28	2,400	2,384,902
6.05%, 03/05/31	4,380	4,277,371
6.05%, 11/05/31	3,160	3,062,508
6.13%, 03/08/34	7,225	6,822,063
6.50%, 02/07/35	2,820	2,728,111
6.53%, 03/19/32	1,800	1,781,990
6.80%, 05/12/28	6,435	6,531,841
6.80%, 11/07/28	5,500	5,609,434
6.95%, 06/10/26	6,079	6,133,030
7.12%, 11/07/33	5,375	5,412,973
7.20%, 06/10/30	3,270	3,369,445
7.35%, 11/04/27	8,550	8,787,482
7.35%, 03/06/30	5,120	5,296,485
General Motors Co.
4.20%, 10/01/27	3,934	3,866,038
5.00%, 10/01/28	5,425	5,431,041
5.00%, 04/01/35	3,573	3,272,276
5.15%, 04/01/38	4,390	3,943,634
5.20%, 04/01/45	5,442	4,475,180
5.40%, 10/15/29	2,740	2,762,188
5.40%, 04/01/48(b)	3,386	2,823,528
5.60%, 10/15/32	5,905	5,854,938
5.95%, 04/01/49	4,242	3,786,967
6.25%, 10/02/43	6,625	6,248,761
6.60%, 04/01/36	5,545	5,694,887
6.75%, 04/01/46	3,337	3,291,126

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.80%, 10/01/27	$5,246	$5,450,862
General Motors Financial Co. Inc.
1.50%, 06/10/26	6,550	6,308,710
2.35%, 02/26/27	4,540	4,336,226
2.35%, 01/08/31	2,900	2,463,927
2.40%, 04/10/28	4,920	4,572,155
2.40%, 10/15/28	5,372	4,922,943
2.70%, 08/20/27	3,264	3,102,931
2.70%, 06/10/31	5,350	4,586,966
3.10%, 01/12/32	4,312	3,697,295
3.60%, 06/21/30	3,571	3,286,010
3.85%, 01/05/28	2,549	2,473,213
4.00%, 10/06/26	3,530	3,487,512
4.30%, 04/06/29	3,130	3,024,744
4.35%, 01/17/27	5,659	5,608,759
4.90%, 10/06/29	2,865	2,818,669
5.00%, 04/09/27	5,530	5,535,159
5.05%, 04/04/28	3,200	3,209,325
5.35%, 07/15/27	850	858,925
5.35%, 01/07/30	2,615	2,623,123
5.40%, 05/08/27	3,310	3,343,482
5.45%, 09/06/34	2,735	2,625,108
5.55%, 07/15/29	3,950	3,984,136
5.60%, 06/18/31	1,470	1,474,143
5.63%, 04/04/32	1,585	1,576,161
5.65%, 01/17/29	2,629	2,662,012
5.75%, 02/08/31	2,645	2,669,758
5.80%, 06/23/28	3,415	3,484,771
5.80%, 01/07/29	4,700	4,801,885
5.85%, 04/06/30	3,790	3,855,398
5.90%, 01/07/35(b)	3,845	3,813,164
5.95%, 04/04/34	5,590	5,566,444
6.00%, 01/09/28	4,240	4,344,423
6.10%, 01/07/34	6,722	6,764,445
6.40%, 01/09/33	4,148	4,276,977
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,650	2,567,752
2.97%, 03/10/32	3,900	3,459,776
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,789	8,004,081
PACCAR Financial Corp.
1.10%, 05/11/26(b)	2,634	2,550,712
2.00%, 02/04/27	2,145	2,070,045
4.00%, 09/26/29	1,630	1,612,989
4.45%, 08/06/27	2,790	2,819,785
4.55%, 03/03/28	2,125	2,153,884
4.60%, 01/10/28	1,825	1,852,165
4.60%, 01/31/29(b)	1,825	1,847,093
4.95%, 08/10/28	1,050	1,075,064
5.00%, 05/13/27	3,260	3,322,668
5.00%, 03/22/34	1,540	1,552,586
5.05%, 08/10/26(b)	1,530	1,548,230
5.20%, 11/09/26	1,595	1,622,195
Series R, 4.50%, 11/25/26	2,800	2,821,985
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,219,606
2.76%, 07/02/29	2,168	2,044,882
3.67%, 07/20/28	3,130	3,100,516
5.12%, 07/13/28	2,648	2,714,761
5.12%, 07/13/33	1,580	1,617,464
5.28%, 07/13/26	1,415	1,431,592
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.13%, 06/18/26	$6,069	$5,866,208
1.15%, 08/13/27	3,432	3,211,551
1.65%, 01/10/31	3,000	2,574,852
1.90%, 01/13/27	4,170	4,017,360
1.90%, 04/06/28	3,959	3,713,591
1.90%, 09/12/31	2,615	2,218,821
2.15%, 02/13/30	5,219	4,707,293
2.40%, 01/13/32	1,165	1,007,800
3.05%, 03/22/27	6,750	6,615,909
3.05%, 01/11/28	2,915	2,832,597
3.20%, 01/11/27	4,152	4,088,796
3.38%, 04/01/30	4,609	4,385,510
3.65%, 01/08/29	4,495	4,387,089
4.35%, 10/08/27	4,930	4,950,027
4.45%, 05/18/26	4,735	4,745,254
4.45%, 06/29/29	3,710	3,721,147
4.55%, 08/07/26	4,130	4,147,004
4.55%, 09/20/27	3,785	3,816,966
4.55%, 08/09/29	4,230	4,258,893
4.55%, 05/17/30	3,415	3,423,526
4.60%, 01/08/27(b)	2,015	2,031,607
4.60%, 10/10/31	3,625	3,612,029
4.63%, 01/12/28	4,880	4,933,300
4.65%, 01/05/29	2,210	2,233,045
4.70%, 01/12/33	3,145	3,126,453
4.80%, 01/05/34	1,180	1,172,133
4.95%, 01/09/30	2,685	2,741,815
5.00%, 08/14/26	4,115	4,153,578
5.05%, 05/16/29	2,275	2,331,637
5.10%, 03/21/31	3,050	3,122,397
5.20%, 05/15/26	2,295	2,317,333
5.25%, 09/11/28	2,065	2,129,364
5.35%, 01/09/35	1,880	1,927,188
5.40%, 11/20/26	4,300	4,376,196
5.45%, 11/10/27	3,680	3,791,716
5.55%, 11/20/30	4,540	4,767,492
Series B, 5.00%, 03/19/27	3,310	3,360,417
		625,955,629
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51	6,595	3,733,376
4.35%, 03/15/29	1,700	1,664,662
4.40%, 10/01/46	1,562	1,159,222
5.40%, 03/15/49	2,002	1,666,416
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	3,735	3,244,287
4.15%, 05/01/52	4,575	3,116,406
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	1,420	1,400,381
5.15%, 09/13/34	1,960	1,832,934
5.75%, 09/13/54	2,380	2,041,236
BorgWarner Inc.
2.65%, 07/01/27	5,313	5,109,247
4.38%, 03/15/45	2,890	2,303,284
4.95%, 08/15/29	2,065	2,072,180
5.40%, 08/15/34(b)	1,245	1,231,765
Lear Corp.
2.60%, 01/15/32	1,830	1,546,250
3.50%, 05/30/30	2,010	1,868,276
3.55%, 01/15/52	1,880	1,173,333

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
3.80%, 09/15/27	$2,389	$2,327,656
4.25%, 05/15/29	2,345	2,280,839
5.25%, 05/15/49(b)	2,410	2,009,267
Magna International Inc.
2.45%, 06/15/30	2,183	1,943,585
5.05%, 03/14/29	2,700	2,736,029
5.50%, 03/21/33	1,960	1,971,636
		48,432,267
Banks — 5.4%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	455	457,511
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,555	3,539,751
4.42%, 12/16/26	3,420	3,440,077
4.62%, 12/16/29	3,620	3,670,019
4.75%, 01/18/27	5,745	5,807,613
4.90%, 07/16/27	3,655	3,718,145
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	3,350	3,437,884
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	4,040	4,130,968
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	3,590	3,711,622
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	3,180	3,560,415
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	5,603	5,377,435
2.75%, 12/03/30	5,560	4,867,377
2.96%, 03/25/31	4,390	3,953,499
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	4,860	4,211,142
3.31%, 06/27/29	4,882	4,636,597
3.49%, 05/28/30	4,773	4,479,637
3.80%, 02/23/28	4,409	4,308,586
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	5,603	5,554,001
4.25%, 04/11/27	6,243	6,204,783
4.38%, 04/12/28	5,054	5,018,592
5.29%, 08/18/27	6,263	6,345,000
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	6,990	7,115,989
5.44%, 07/15/31	5,760	5,936,659
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	3,240	3,323,469
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	2,200	2,233,884
5.57%, 01/17/30	2,360	2,434,783
5.59%, 08/08/28	7,160	7,378,385
6.03%, 01/17/35	3,590	3,722,899
6.35%, 03/14/34	5,460	5,568,979
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	4,630	4,763,670
6.61%, 11/07/28	3,450	3,679,212
6.92%, 08/08/33	8,625	9,191,232
6.94%, 11/07/33	6,310	7,086,503
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	22,658	21,906,027
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	8,395	7,279,927
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	13,106	11,300,099
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	12,855	11,974,525
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	16,695	14,348,940
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	10,545	8,784,703
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	17,405	15,750,950
Security	Par (000)	Value
Banks (continued)
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	$10,750	$10,401,333
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	12,755	11,081,699
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	14,684	13,259,702
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	22,397	15,864,701
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	17,074	15,097,093
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	5,129	3,131,426
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	6,348	5,890,237
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	19,090	16,786,219
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	9,655	6,083,091
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	10,834	10,216,317
3.25%, 10/21/27	11,510	11,258,927
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	15,750	11,795,665
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	24,702	24,029,348
3.50%, 04/19/26	—	—
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	10,266	10,073,276
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	9,789	9,651,250
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	12,073	11,937,007
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	6,555	5,838,319
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	6,000	4,583,758
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	10,745	10,592,068
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	9,318	9,120,823
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	6,459	5,526,969
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	22,558	17,404,093
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	9,573	8,551,491
4.25%, 10/22/26	10,818	10,799,417
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	9,344	9,279,660
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	12,261	9,921,319
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	9,296	9,280,757
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	9,116	7,619,860
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	14,910	14,453,505
4.88%, 04/01/44	2,873	2,602,318
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	11,715	11,840,973
4.98%, 01/24/29, (1-day SOFR + 0.830%)(a)	12,445	12,608,969

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.00%, 01/21/44	$9,295	$8,600,328
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	19,040	18,989,743
5.16%, 01/24/31, (1-day SOFR + 1.000%)(a)	15,780	16,072,623
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	12,350	12,614,383
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	28,765	28,837,857
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	9,990	9,760,450
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	17,310	17,544,270
5.51%, 01/24/36, (1-day SOFR + 1.310%)(a)	10,950	11,101,167
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	13,805	13,509,662
5.74%, 02/12/36, (1-day SOFR + 1.697%)(a)	9,260	9,193,439
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	16,435	17,117,718
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	15,040	15,667,916
5.88%, 02/07/42	7,237	7,452,542
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	7,900	8,049,750
6.11%, 01/29/37	9,492	9,814,541
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	8,299	8,629,157
6.22%, 09/15/26	3,979	4,063,503
7.75%, 05/14/38	7,824	9,173,922
Series L, 4.18%, 11/25/27	8,763	8,714,546
Series L, 4.75%, 04/21/45(b)	3,287	2,876,986
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	10,991	9,745,609
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	5,295	3,691,712
Bank of America NA
5.53%, 08/18/26	7,815	7,944,396
6.00%, 10/15/36	6,268	6,483,913
Bank of Montreal
1.25%, 09/15/26	7,406	7,105,892
2.65%, 03/08/27	6,700	6,505,931
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	4,240	3,586,150
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	5,466	5,280,646
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	2,230	2,233,099
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	2,980	3,026,853
5.20%, 02/01/28	5,470	5,590,236
5.27%, 12/11/26	5,845	5,932,269
5.30%, 06/05/26	5,115	5,164,508
5.37%, 06/04/27(b)	3,510	3,582,957
5.51%, 06/04/31	4,590	4,775,894
5.72%, 09/25/28	5,100	5,308,523
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	2,910	2,913,006
Series H, 4.70%, 09/14/27	4,640	4,678,503
Bank of New York Mellon (The), 4.73%, 04/20/29, (1-day SOFR + 1.135%)(a)	2,030	2,057,699
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	$3,401	$3,254,519
1.65%, 07/14/28	2,240	2,076,283
1.65%, 01/28/31	2,307	1,980,542
1.80%, 07/28/31	2,545	2,177,036
2.05%, 01/26/27	4,500	4,344,628
2.45%, 08/17/26	4,666	4,558,683
2.50%, 01/26/32	2,285	1,996,484
2.80%, 05/04/26	4,072	4,012,426
3.00%, 10/30/28	2,659	2,538,476
3.25%, 05/16/27	4,912	4,837,504
3.30%, 08/23/29	3,924	3,737,491
3.40%, 01/29/28	4,794	4,704,815
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	4,811	4,744,047
3.85%, 04/28/28	5,630	5,605,075
3.85%, 04/26/29	2,585	2,552,499
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	2,867	2,850,299
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	3,672	3,528,517
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	4,145	4,170,816
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	2,935	2,952,214
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	3,155	3,090,196
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	3,465	3,505,787
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	2,545	2,589,487
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	4,425	4,397,134
4.98%, 03/14/30, (1-day SOFR + 1.085%)(a)(b)	5,040	5,144,763
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	5,010	5,079,098
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	4,595	4,640,496
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	3,995	4,038,594
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	2,480	2,488,167
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	5,004	5,181,667
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	6,730	7,102,054
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	4,525	4,805,836
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	5,070	5,539,310
Series J, 1.90%, 01/25/29	2,658	2,441,361
Bank of Nova Scotia (The)
1.30%, 09/15/26	4,675	4,489,091
1.35%, 06/24/26	4,195	4,057,175
1.95%, 02/02/27	3,860	3,719,377
2.15%, 08/01/31	3,096	2,661,570
2.45%, 02/02/32	3,875	3,325,281
2.70%, 08/03/26(b)	6,306	6,188,268
2.95%, 03/11/27	3,550	3,467,332

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)(b)	$2,210	$2,207,242
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	5,387	4,974,567
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	1,820	1,801,333
4.85%, 02/01/30	5,585	5,646,618
4.93%, 02/14/29, (1-day SOFR + 0.890%)(a)	3,250	3,286,474
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	3,600	3,654,574
5.25%, 06/12/28	3,290	3,380,969
5.35%, 12/07/26	4,755	4,826,656
5.40%, 06/04/27	3,770	3,857,978
5.45%, 08/01/29	3,310	3,429,805
5.65%, 02/01/34	3,180	3,287,734
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(b)	995	857,597
BankUnited Inc., 5.13%, 06/11/30	1,359	1,307,924
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	8,381	8,074,611
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	3,949	3,535,414
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	3,955	3,470,018
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	6,113	5,315,172
3.33%, 11/24/42, (1-year CMT + 1.300%)(a)	6,025	4,301,966
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	5,005	4,556,174
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)	3,513	2,684,074
4.34%, 01/10/28	6,225	6,181,606
4.84%, 05/09/28	8,888	8,867,945
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	1,790	1,791,995
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	5,700	5,695,943
4.95%, 01/10/47	7,735	6,821,993
4.97%, 05/16/29(a)	8,130	8,167,903
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)	7,590	7,640,987
5.09%, 06/20/30(a)	6,783	6,712,924
5.20%, 05/12/26	9,163	9,178,711
5.25%, 08/17/45(b)	7,518	7,051,371
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	9,160	8,891,017
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)	7,460	7,558,934
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	8,910	9,049,527
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	4,720	4,813,982
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	6,965	7,161,504
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	4,195	4,270,650
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)	7,100	7,103,596
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	7,370	7,446,023
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	1,150	1,138,911
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	8,165	8,500,201
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	2,585	2,721,147
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	2,655	2,714,915
Security	Par (000)	Value
Banks (continued)
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	$6,080	$6,485,819
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	6,865	7,363,993
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	3,906	4,144,013
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	8,235	9,196,352
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	1,905	1,865,819
BPCE SA, 3.38%, 12/02/26	2,463	2,429,901
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,810	3,683,922
3.45%, 04/07/27	4,235	4,170,348
3.60%, 04/07/32	4,125	3,789,758
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	3,335	3,337,929
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	2,865	2,855,189
4.86%, 01/13/28, (1-day SOFR + 0.720%)(a)	2,775	2,794,183
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	3,365	3,395,277
5.00%, 04/28/28	5,155	5,258,251
5.24%, 06/28/27	3,525	3,588,124
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	2,845	2,901,780
5.26%, 04/08/29	4,565	4,682,537
5.62%, 07/17/26	2,995	3,039,457
5.93%, 10/02/26	3,835	3,916,373
5.99%, 10/03/28	3,955	4,144,817
6.09%, 10/03/33	4,315	4,579,556
Citibank NA
4.84%, 08/06/29	8,790	8,946,472
4.88%, 11/19/27, (1-day SOFR + 0.712%)(a)	5,390	5,426,493
4.93%, 08/06/26	5,260	5,304,696
5.49%, 12/04/26	8,980	9,151,858
5.57%, 04/30/34	5,680	5,858,632
5.80%, 09/29/28	6,730	7,043,483
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	11,523	11,127,893
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	5,430	4,676,893
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	12,470	10,892,839
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	18,760	16,794,101
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	11,522	10,458,259
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)	6,955	4,796,212
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	9,402	8,719,457
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	15,320	13,464,261
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	11,150	10,869,929
3.20%, 10/21/26	13,238	13,022,924
3.40%, 05/01/26	9,330	9,240,875
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	11,523	11,236,484

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	$9,760	$9,575,626
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	12,520	11,493,304
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	5,906	4,956,670
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	12,022	11,894,294
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	8,509	8,277,558
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	9,326	9,218,511
4.13%, 07/25/28	9,249	9,139,841
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	5,859	4,678,491
4.30%, 11/20/26	5,528	5,511,938
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	15,559	15,274,019
4.45%, 09/29/27	15,692	15,645,655
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	15,795	15,636,329
4.65%, 07/30/45	5,610	4,828,643
4.65%, 07/23/48	9,408	7,911,812
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	5,170	5,186,536
4.75%, 05/18/46	9,628	7,985,566
4.79%, 03/04/29, (1-day SOFR + 0.870%)(a)	10,270	10,320,865
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	5,370	5,277,490
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	6,955	7,053,717
5.30%, 05/06/44	4,935	4,505,707
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	6,872	6,585,458
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	1,750	1,665,751
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	11,360	11,377,538
5.59%, 11/19/34, (5-year CMT + 1.280%)(a)	1,670	1,677,547
5.61%, 03/04/56, (1-day SOFR + 1.746%)(a)	6,065	5,797,215
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	9,085	9,009,965
5.88%, 02/22/33	2,742	2,824,832
5.88%, 01/30/42	5,609	5,676,154
6.00%, 10/31/33	8,080	8,370,683
6.02%, 01/24/36, (1-day SOFR + 1.830%)(a)	5,230	5,242,481
6.13%, 08/25/36	3,788	3,856,666
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	8,690	8,880,135
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	12,620	13,381,990
6.63%, 01/15/28	4,817	5,103,944
6.63%, 06/15/32	6,085	6,562,873
6.68%, 09/13/43	5,264	5,555,565
8.13%, 07/15/39	9,208	11,352,719
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(b)	8,560	8,501,039
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	2,838	2,833,063
Security	Par (000)	Value
Banks (continued)
Citizens Financial Group Inc.
2.50%, 02/06/30	$1,371	$1,226,411
2.64%, 09/30/32	2,442	1,981,236
2.85%, 07/27/26	2,375	2,314,084
3.25%, 04/30/30	4,213	3,866,857
5.25%, 03/05/31, (1-day SOFR + 1.259%)(a)	2,400	2,401,575
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	1,680	1,630,455
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5,405	5,491,303
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	670	685,414
6.65%, 04/25/35, (1-day SOFR + 2.325%)(a)	3,115	3,285,381
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	1,695	1,604,108
Comerica Inc.
4.00%, 02/01/29	3,841	3,679,583
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	2,770	2,803,515
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	3,610	3,646,412
4.58%, 11/27/26	4,760	4,802,161
Cooperatieve Rabobank UA
3.75%, 07/21/26	6,473	6,402,959
5.25%, 05/24/41	7,081	6,841,104
5.25%, 08/04/45	5,325	4,880,101
5.75%, 12/01/43	5,620	5,448,698
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	2,315	2,319,017
4.49%, 10/17/29	3,550	3,568,582
4.80%, 01/09/29	1,470	1,492,617
5.04%, 03/05/27	2,940	2,990,827
5.50%, 10/05/26	3,080	3,134,920
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	2,620	2,669,277
Deutsche Bank AG/New York
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	7,253	6,983,763
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	5,755	5,545,908
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	3,124	2,757,317
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	7,237	6,689,845
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	5,795	5,209,654
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	5,615	4,956,238
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	4,015	3,922,724
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	4,710	4,715,412
5.37%, 09/09/27	3,644	3,732,168
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)	5,120	4,993,640
5.41%, 05/10/29	3,165	3,260,887
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	2,355	2,390,545
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	900	905,101

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	$5,095	$5,340,023
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	6,640	7,053,223
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	5,980	6,239,334
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	6,315	6,478,966
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)	2,940	2,978,475
Discover Bank
2.70%, 02/06/30	2,128	1,916,198
3.45%, 07/27/26	4,498	4,426,536
4.65%, 09/13/28	4,042	4,032,055
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	3,159	3,022,236
2.55%, 05/05/27	3,934	3,785,297
3.95%, 03/14/28	4,685	4,620,274
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(b)	1,938	1,920,740
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	2,321	2,174,955
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	5,685	5,670,738
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	710	708,320
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	2,140	2,189,848
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	1,410	1,477,672
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	5,200	5,402,870
8.25%, 03/01/38	5,257	6,187,969
Fifth Third Bank NA
2.25%, 02/01/27	3,401	3,279,234
4.97%, 01/28/28, (1-day SOFR + 0.810%)(a)	2,415	2,428,741
First Citizens BancShares Inc./NC, 6.25%, 03/12/40, (5-year CMT + 1.970%)(a)	95	90,940
First Horizon Bank, 5.75%, 05/01/30(b)	1,636	1,639,541
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,195	1,233,797
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(a)	265	264,341
Goldman Sachs Bank USA/New York, 5.41%, 05/21/27, (1-day SOFR + 0.750%)(a)	9,475	9,563,294
Goldman Sachs Capital I, 6.35%, 02/15/34	6,093	6,232,239
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	13,468	12,931,301
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	19,250	18,544,783
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	11,575	9,864,445
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	12,147	10,444,516
2.60%, 02/07/30	11,641	10,623,684
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	15,320	13,455,329
Security	Par (000)	Value
Banks (continued)
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	$14,000	$13,538,782
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	13,565	11,765,870
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	6,885	4,780,040
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	17,220	15,188,575
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	10,303	7,497,132
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	8,700	6,454,299
3.50%, 11/16/26	6,856	6,767,219
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	15,320	15,075,076
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	10,747	10,574,795
3.80%, 03/15/30	11,647	11,226,751
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	11,319	11,102,428
3.85%, 01/26/27	9,774	9,692,830
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	14,166	12,051,454
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	14,606	14,466,003
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	4,336	4,328,573
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	7,553	6,638,170
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	11,305	11,297,230
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	7,225	7,207,789
4.75%, 10/21/45	8,494	7,361,700
4.80%, 07/08/44	7,934	6,936,884
4.94%, 04/23/28, (1-day SOFR + 1.319%)(a)	1,630	1,644,224
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	12,325	11,933,369
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	20,090	20,314,991
5.15%, 05/22/45	9,052	8,009,647
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)	6,885	6,999,153
5.22%, 04/23/31, (1-day SOFR + 1.580%)(a)	14,375	14,640,316
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	12,740	12,664,894
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)	15,280	15,434,558
5.56%, 11/19/45, (1-day SOFR + 1.580%)(a)	2,090	2,011,206
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	10,850	11,246,748
5.73%, 01/28/56, (1-day SOFR + 1.696%)(a)	15,340	14,951,546
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	13,420	13,827,992
5.95%, 01/15/27	4,563	4,687,646
6.13%, 02/15/33	7,793	8,390,668
6.25%, 02/01/41	11,006	11,475,683
6.45%, 05/01/36	3,819	4,019,769

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	$11,730	$12,443,194
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	2,965	3,232,174
6.75%, 10/01/37	23,551	25,315,022
HSBC Bank USA NA, 7.00%, 01/15/39	4,405	4,983,384
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,675	1,683,293
5.88%, 11/01/34	2,385	2,456,051
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)	470	455,167
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	5,140	4,833,129
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	6,330	5,843,400
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	1,180	1,135,844
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	6,568	5,766,952
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	13,095	11,528,584
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	6,878	6,217,912
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	7,790	6,812,189
3.90%, 05/25/26	700	696,665
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	13,630	13,170,123
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	11,971	11,853,916
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	14,167	14,107,405
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	11,685	11,709,991
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	7,790	7,460,996
4.90%, 03/03/29, (1-day SOFR + 1.030%)(a)	7,650	7,685,029
4.95%, 03/31/30	11,520	11,642,890
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)	5,000	5,050,655
5.13%, 03/03/31, (1-day SOFR + 1.290%)(a)	5,165	5,204,173
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	4,540	4,593,946
5.25%, 03/14/44	6,859	6,369,369
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	8,240	8,367,641
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	10,935	11,066,179
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)	7,600	7,547,310
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	6,900	7,072,287
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	6,850	6,969,999
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(b)	6,470	6,616,474
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)	6,485	6,695,496
Security	Par (000)	Value
Banks (continued)
5.87%, 11/18/35, (1-day SOFR + 1.900%)(a)	$7,310	$7,210,478
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	8,325	8,454,353
6.10%, 01/14/42	3,542	3,728,349
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	9,170	9,509,859
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	10,180	10,751,454
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)	11,945	12,563,188
6.50%, 05/02/36	8,687	9,120,043
6.50%, 09/15/37	10,957	11,425,170
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	5,620	5,863,457
6.80%, 06/01/38	6,635	7,114,623
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	9,490	10,091,743
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	7,480	8,232,535
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	9,280	10,569,553
HSBC USA Inc., 5.29%, 03/04/27	2,915	2,969,833
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	2,640	2,170,100
2.55%, 02/04/30	3,752	3,384,185
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	3,370	3,348,195
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	1,844	1,780,589
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	2,610	2,629,014
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	5,250	5,257,292
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)	3,050	3,013,743
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	4,390	4,561,831
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	3,600	3,591,649
4.87%, 04/12/28, (1-day SOFR + 0.720%)(a)	3,120	3,132,697
5.65%, 01/10/30	4,500	4,643,965
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,465	2,435,358
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	4,413	3,906,457
3.95%, 03/29/27	7,810	7,748,389
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	5,998	5,946,874
4.05%, 04/09/29	6,975	6,833,907
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	3,655	3,480,045
4.55%, 10/02/28	5,726	5,723,546
4.86%, 03/25/29, (1-day SOFR + 1.010%)(a)	3,230	3,251,103
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	3,220	3,250,863
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	4,865	4,971,382

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.53%, 03/25/36, (1-day SOFR + 1.610%)(a)	$1,545	$1,554,092
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	6,215	6,282,119
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	3,230	3,294,414
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	5,050	5,314,656
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	9,973	9,575,369
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	5,765	4,939,987
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	13,065	11,216,512
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	10,186	9,501,652
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	4,175	3,994,114
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	13,916	12,600,267
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)	11,205	7,749,043
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	10,050	8,765,190
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	10,964	9,716,065
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	20,491	18,967,717
2.95%, 10/01/26	14,296	14,047,820
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	7,159	6,975,066
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	9,691	8,839,836
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	14,360	12,709,878
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	8,423	6,358,523
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	11,760	7,738,823
3.16%, 04/22/42, (1-day SOFR + 1.460%)(a)	8,859	6,603,774
3.20%, 06/15/26	8,885	8,798,064
3.30%, 04/01/26	—	—
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	13,840	9,504,315
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	8,253	8,046,360
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	11,070	10,868,483
3.63%, 12/01/27	7,441	7,326,130
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	16,221	15,685,426
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	8,441	8,350,357
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	12,391	10,716,211
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	9,728	7,523,851
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	19,415	15,162,739
Security	Par (000)	Value
Banks (continued)
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	$8,814	$8,731,943
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	8,361	6,607,411
4.13%, 12/15/26	12,211	12,190,489
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	12,147	12,052,390
4.25%, 10/01/27	7,263	7,286,233
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	13,089	10,730,286
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	15,858	15,841,082
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	10,896	10,884,470
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	13,600	13,502,930
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	5,675	5,690,764
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	7,426	7,419,113
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	8,970	8,754,803
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	11,405	11,386,351
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	10,280	10,390,245
4.85%, 02/01/44	6,201	5,684,900
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	13,460	13,392,499
4.92%, 01/24/29, (1-day SOFR + 0.800%)(a)	10,195	10,337,950
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	7,520	7,343,404
4.95%, 06/01/45	7,251	6,585,965
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	8,135	8,232,344
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	10,110	10,258,488
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	11,185	11,371,056
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	8,895	8,980,077
5.10%, 04/22/31, (1-day SOFR + 1.435%)(a)	8,270	8,423,210
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)	15,780	16,092,536
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	9,460	9,466,370
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	14,960	15,332,481
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	8,335	8,401,637
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	17,010	17,273,153
5.40%, 01/06/42	7,469	7,395,375
5.50%, 01/24/36, (1-day SOFR + 1.315%)(a)	6,250	6,356,507
5.50%, 10/15/40	6,889	6,931,775
5.53%, 11/29/45, (1-day SOFR + 1.550%)(a)	6,280	6,170,218
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	10,930	11,185,269

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)	$8,289	$8,474,879
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	11,540	11,959,501
5.60%, 07/15/41	6,485	6,547,362
5.63%, 08/16/43	6,448	6,400,279
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	16,625	17,132,143
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	15,185	15,729,166
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	9,700	9,942,745
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	6,980	7,334,750
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	13,395	14,392,623
6.40%, 05/15/38	12,101	13,299,682
7.63%, 10/15/26	6,901	7,227,474
8.00%, 04/29/27	10,731	11,476,538
8.75%, 09/01/30	3,494	4,122,289
JPMorgan Chase Bank NA, 5.11%, 12/08/26	9,535	9,673,640
KeyBank NA, 5.00%, 01/26/33	3,963	3,822,319
KeyBank NA/Cleveland OH
3.40%, 05/20/26	3,575	3,523,839
3.90%, 04/13/29	1,803	1,710,088
4.39%, 12/14/27	1,370	1,364,397
4.90%, 08/08/32	3,145	2,931,470
5.85%, 11/15/27(b)	4,288	4,406,245
6.95%, 02/01/28	790	835,424
KeyCorp
2.25%, 04/06/27	3,704	3,545,405
2.55%, 10/01/29	3,341	3,032,832
4.10%, 04/30/28	2,891	2,851,168
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	3,048	2,898,854
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)	210	209,712
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	4,235	4,436,251
Korea Development Bank (The)
0.80%, 07/19/26	2,030	1,949,506
1.00%, 09/09/26	1,390	1,332,163
1.63%, 01/19/31	3,620	3,120,102
2.00%, 09/12/26	1,125	1,092,661
2.00%, 10/25/31	4,320	3,742,477
2.25%, 02/24/27	1,495	1,446,507
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,740	6,702,505
0.00%, 06/29/37(b)(d)	14,383	8,485,719
0.75%, 09/30/30	5,599	4,769,624
1.00%, 10/01/26	7,384	7,107,117
1.75%, 09/14/29	9,927	9,137,470
2.88%, 04/03/28	11,462	11,222,407
3.00%, 05/20/27	3,255	3,211,271
3.50%, 08/27/27	1,900	1,894,423
3.75%, 02/15/28(b)	5,890	5,910,417
3.75%, 07/15/30	2,060	2,057,414
3.88%, 06/15/28	7,528	7,580,823
4.00%, 03/15/29	6,770	6,846,507
4.13%, 07/15/33	17,095	17,027,518
4.38%, 03/01/27	7,008	7,093,729
4.38%, 02/28/34	2,990	3,028,906
Security	Par (000)	Value
Banks (continued)
4.63%, 08/07/26	$15,142	$15,297,617
4.63%, 03/18/30	6,585	6,839,890
4.75%, 10/29/30	3,575	3,738,421
Series GLOB, 3.88%, 05/15/28	25	25,181
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	6,653	5,712,286
1.75%, 07/27/26	3,845	3,750,071
3.88%, 09/28/27(b)	2,430	2,442,960
3.88%, 06/14/28	903	908,934
4.63%, 04/17/29	1,800	1,861,349
5.00%, 10/24/33	1,900	2,002,928
Series 37, 2.50%, 11/15/27	1,067	1,037,855
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	3,850	3,731,514
3.37%, 12/14/46, (5-year CMT + 1.500%)(a)	5,692	3,969,588
3.57%, 11/07/28(a)	6,917	6,739,089
3.75%, 01/11/27	6,349	6,276,914
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	5,105	5,026,861
4.34%, 01/09/48	7,159	5,494,919
4.38%, 03/22/28	4,883	4,870,678
4.55%, 08/16/28	7,273	7,263,464
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	2,605	2,555,550
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	5,450	5,513,001
5.30%, 12/01/45(b)	4,239	3,805,130
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	6,090	6,173,899
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	4,300	4,305,992
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	8,470	8,563,090
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	4,240	4,391,629
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	1,565	1,617,590
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	7,290	7,405,199
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	4,665	5,307,393
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	2,885	2,871,756
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)	1,480	1,481,658
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	4,095	3,942,872
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)	1,755	1,707,769
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	4,680	4,864,284
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	3,365	3,620,580
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,335	3,235,163
4.70%, 01/27/28	5,465	5,484,393
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	9,390	9,066,106
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	5,950	5,711,001
2.05%, 07/17/30	4,715	4,130,377
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	8,384	7,225,142
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	6,525	6,292,099
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	3,764	3,261,156
2.56%, 02/25/30	5,260	4,784,412
2.76%, 09/13/26	4,015	3,932,502
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	4,660	4,062,162
3.20%, 07/18/29	7,539	7,132,628
3.29%, 07/25/27	3,867	3,785,728
3.68%, 02/22/27	4,359	4,313,363
3.74%, 03/07/29	6,309	6,152,454

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.75%, 07/18/39	$7,465	$6,298,641
3.96%, 03/02/28	5,548	5,493,308
4.05%, 09/11/28	4,486	4,442,024
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	4,055	4,025,629
4.15%, 03/07/39(b)	2,701	2,404,388
4.29%, 07/26/38(b)	2,847	2,580,561
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	3,335	3,175,382
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	5,840	5,904,099
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	6,535	6,536,058
5.16%, 04/24/31, (1-year CMT + 1.170%)(a)	1,810	1,842,037
5.20%, 01/16/31, (1-year CMT + 0.780%)(a)	4,170	4,249,006
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	2,935	2,993,341
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	4,220	4,310,271
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	5,050	5,151,342
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	3,245	3,295,154
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	4,485	4,596,634
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	7,210	7,267,880
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(b)	3,920	3,987,572
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	3,270	3,338,480
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	2,535	2,611,561
5.57%, 01/16/36, (1-year CMT + 0.950%)(a)	4,630	4,715,923
5.62%, 04/24/36, (1-year CMT + 1.270%)(a)	2,600	2,653,662
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	4,253	4,108,412
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	4,563	4,404,844
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	4,070	3,518,331
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	2,328	1,992,035
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	4,705	4,134,618
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	2,660	2,279,746
2.56%, 09/13/31	4,235	3,636,362
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	2,733	2,460,794
2.84%, 09/13/26	3,607	3,537,789
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	2,470	2,286,668
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	3,542	3,329,601
3.17%, 09/11/27	4,893	4,760,306
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	2,780	2,632,726
3.66%, 02/28/27	2,862	2,829,203
4.02%, 03/05/28	6,155	6,095,232
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	4,720	4,668,267
5.10%, 05/13/31, (1-year CMT + 0.820%)(a)	1,630	1,653,153
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	3,690	3,776,438
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	2,610	2,668,613
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	4,340	4,427,944
5.42%, 05/13/36, (1-year CMT + 0.980%)(a)	1,400	1,404,681
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	3,605	3,672,255
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	3,130	3,180,815
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	3,000	3,093,191
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	3,115	3,193,816
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)	3,140	3,266,246
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	3,735	3,835,157
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	4,550	4,680,026
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	7,200	7,453,117
Security	Par (000)	Value
Banks (continued)
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	$12,454	$12,024,410
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	10,753	10,440,632
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	9,180	7,734,968
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	13,480	11,355,713
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	26,632	22,692,872
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	10,295	9,948,298
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	14,713	12,253,456
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	11,578	9,991,619
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	20,352	18,573,995
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	9,939	6,008,756
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	9,863	8,646,862
3.13%, 07/27/26	14,182	13,980,039
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)	7,641	5,628,709
3.59%, 07/22/28(a)	17,712	17,332,078
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	8,454	8,022,313
3.63%, 01/20/27	13,345	13,217,181
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	10,104	9,922,886
3.95%, 04/23/27	10,360	10,273,133
3.97%, 07/22/38(a)	10,335	8,890,495
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	9,690	9,638,461
4.30%, 01/27/45	11,504	9,531,442
4.35%, 09/08/26	11,154	11,128,224
4.38%, 01/22/47	10,485	8,720,660
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	8,523	8,459,940
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	5,527	5,036,037
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	16,135	16,080,445
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	7,585	7,470,921
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	12,265	12,400,343
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	12,915	13,119,560
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	8,840	9,002,129
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	11,615	11,827,316
5.19%, 04/17/31, (1-day SOFR + 1.510%)(a)	13,685	13,927,869
5.23%, 01/15/31, (1-day SOFR + 1.108%)(a)	9,140	9,315,324
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	13,715	13,713,999

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	$8,370	$8,162,069
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	10,355	10,309,782
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	9,405	9,503,111
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	8,810	9,036,581
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	9,295	9,391,181
5.52%, 11/19/55, (1-day SOFR + 1.710%)(a)	10,010	9,565,975
5.59%, 01/18/36, (1-day SOFR + 1.418%)(a)	6,485	6,580,631
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	9,360	9,069,760
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	9,530	9,735,084
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)	13,480	13,945,102
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)	7,065	7,216,535
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	14,555	15,034,302
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	6,150	6,187,183
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	9,140	9,201,100
6.25%, 08/09/26	5,696	5,824,288
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	7,883	8,212,166
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	13,440	14,377,317
6.38%, 07/24/42	9,203	9,860,240
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	3,805	4,026,893
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	8,500	9,236,662
7.25%, 04/01/32	6,204	7,070,335
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)	3,415	3,461,537
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	12,780	12,797,121
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	6,350	6,401,940
4.97%, 07/14/28, (1-day SOFR + 0.930%)(a)	3,535	3,567,214
5.02%, 01/12/29, (1-day SOFR + 0.906%)(a)	10,860	11,016,951
5.50%, 05/26/28, (1-day SOFR + 0.865%)(a)	9,290	9,471,457
5.88%, 10/30/26	8,625	8,828,673
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,331	5,234,039
3.91%, 06/09/27	955	953,376
4.50%, 10/26/27	3,565	3,595,044
4.79%, 01/10/29	4,490	4,573,134
4.90%, 06/13/28	3,620	3,702,040
4.90%, 01/14/30	3,020	3,097,207
4.94%, 01/12/28	4,715	4,810,278
5.09%, 06/11/27	3,980	4,060,119
National Bank of Canada
4.50%, 10/10/29	3,070	3,055,129
Security	Par (000)	Value
Banks (continued)
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)	$3,475	$3,500,483
5.60%, 07/02/27, (1-day SOFR + 1.036%)(a)	4,055	4,102,372
5.60%, 12/18/28	3,860	4,002,153
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	7,680	7,424,615
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	4,343	3,838,724
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	5,517	5,354,020
4.45%, 05/08/30(a)	4,574	4,508,622
4.89%, 05/18/29(a)	7,405	7,450,744
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	6,380	6,410,343
5.08%, 01/27/30(a)	8,920	8,992,682
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	4,250	4,334,328
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	2,910	2,959,543
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	6,160	6,266,344
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	3,020	3,123,218
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	3,995	4,162,396
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	3,640	3,767,720
Northern Trust Corp.
1.95%, 05/01/30	5,631	5,002,952
3.15%, 05/03/29	2,947	2,828,914
3.38%, 05/08/32(a)	3,696	3,572,105
3.65%, 08/03/28	2,200	2,165,946
4.00%, 05/10/27	12,380	12,356,754
6.13%, 11/02/32	3,541	3,809,014
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	1,720	1,718,022
3.75%, 09/05/29	2,910	2,903,146
4.13%, 01/18/29(b)	4,655	4,717,011
4.25%, 03/01/28	1,570	1,593,897
4.50%, 01/24/30	4,770	4,906,109
4.75%, 05/21/27	4,270	4,353,816
5.00%, 10/23/26(b)	2,990	3,041,703
PNC Bank NA
2.70%, 10/22/29	4,567	4,199,310
3.10%, 10/25/27	5,558	5,412,425
3.25%, 01/22/28	4,269	4,157,430
4.05%, 07/26/28	6,859	6,753,457
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,366	3,236,180
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	4,958	4,282,869
2.55%, 01/22/30	11,665	10,656,125
2.60%, 07/23/26	4,961	4,859,560
3.15%, 05/19/27	4,467	4,361,680
3.45%, 04/23/29	8,225	7,949,036
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	4,982	4,707,543
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	5,760	5,706,202
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	7,070	6,985,694
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	4,475	4,499,375
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	4,515	4,619,549
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	4,460	4,524,806
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	4,970	5,073,994

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	$3,910	$3,907,474
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	7,915	8,139,293
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	5,680	5,855,977
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	1,945	1,966,673
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	4,000	4,078,695
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	4,355	4,506,737
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	5,930	6,201,739
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	5,520	5,684,684
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	10,045	11,045,710
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,765	2,794,668
Regions Financial Corp.
1.80%, 08/12/28	2,390	2,180,185
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	1,130	1,105,572
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	3,355	3,429,019
7.38%, 12/10/37	2,573	2,841,727
Royal Bank of Canada
1.15%, 07/14/26	6,862	6,623,687
1.40%, 11/02/26	4,913	4,721,217
2.05%, 01/21/27	2,825	2,732,168
2.30%, 11/03/31	7,935	6,884,322
3.63%, 05/04/27	5,224	5,173,958
3.88%, 05/04/32	4,120	3,883,620
4.24%, 08/03/27	6,624	6,636,175
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	4,690	4,695,497
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	3,050	3,056,066
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	8,080	8,068,235
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(a)	5,125	5,158,149
4.88%, 01/19/27	6,730	6,812,493
4.90%, 01/12/28	4,160	4,230,705
4.95%, 02/01/29	3,770	3,842,331
4.97%, 01/24/29, (1-day SOFR + 0.830%)(a)	6,405	6,495,366
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	6,890	6,977,713
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)	5,125	5,180,878
5.00%, 02/01/33	7,055	7,090,401
5.00%, 05/02/33	3,700	3,710,085
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	6,860	6,915,983
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)	7,475	7,606,880
5.15%, 02/01/34	5,050	5,123,070
5.20%, 07/20/26	6,805	6,890,316
5.20%, 08/01/28	4,120	4,229,628
6.00%, 11/01/27	6,525	6,793,394
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	$4,545	$4,359,404
3.24%, 10/05/26	4,164	4,074,689
4.40%, 07/13/27	4,973	4,938,142
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	810	811,988
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)	2,785	2,795,965
5.74%, 03/20/31, (1-day SOFR + 1.878%)(a)	2,575	2,600,376
6.12%, 05/31/27, (1-day SOFR + 1.232%)(a)	1,975	1,996,746
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	2,985	3,074,240
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	2,915	2,975,432
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	4,495	4,662,363
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	2,625	2,724,390
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)	2,885	3,175,306
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	5,682	5,483,446
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	4,708	4,525,734
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	2,345	2,069,808
3.82%, 11/03/28(a)	4,986	4,866,617
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	3,750	3,718,538
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(a)	3,060	3,137,133
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	3,135	3,265,251
Standard Chartered Bank/New York, 4.85%, 12/03/27	225	227,557
State Street Bank & Trust Co.
4.59%, 11/25/26	2,570	2,592,690
4.78%, 11/23/29	3,270	3,324,619
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	2,045	1,962,227
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	3,475	3,348,650
2.20%, 03/03/31	3,950	3,444,862
2.40%, 01/24/30(b)	4,948	4,553,685
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	2,815	2,444,220
2.65%, 05/19/26	3,806	3,749,159
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	2,855	2,606,701
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	2,851	2,671,905
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	3,328	3,298,663
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	3,520	3,344,765
4.33%, 10/22/27	5,685	5,712,268

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	$2,475	$2,401,851
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	4,550	4,574,076
4.54%, 02/28/28	2,700	2,728,319
4.54%, 04/24/28, (1-day SOFR + 0.950%)(a)	1,460	1,470,360
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)(b)	3,880	3,862,838
4.73%, 02/28/30	2,660	2,691,345
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	3,175	3,119,040
4.83%, 04/24/30	3,415	3,464,917
4.99%, 03/18/27	5,590	5,673,800
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	2,650	2,659,509
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	4,025	4,061,408
5.27%, 08/03/26	5,795	5,872,835
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	4,145	4,314,322
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	2,175	2,256,225
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	2,190	2,287,598
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	9,110	8,756,471
1.71%, 01/12/31	2,625	2,226,138
1.90%, 09/17/28	8,870	8,176,519
2.13%, 07/08/30	6,145	5,426,190
2.14%, 09/23/30	4,166	3,623,424
2.17%, 01/14/27	2,559	2,468,356
2.22%, 09/17/31	3,415	2,933,034
2.30%, 01/12/41	2,620	1,745,926
2.47%, 01/14/29	2,225	2,071,779
2.63%, 07/14/26	9,463	9,278,686
2.72%, 09/27/29	2,136	1,974,046
2.75%, 01/15/30	5,680	5,225,432
2.93%, 09/17/41	4,060	2,894,557
3.01%, 10/19/26	6,818	6,692,499
3.04%, 07/16/29	10,835	10,197,643
3.05%, 01/14/42(b)	2,415	1,778,953
3.35%, 10/18/27	4,129	4,038,790
3.36%, 07/12/27	3,336	3,275,055
3.45%, 01/11/27	4,072	4,018,405
3.54%, 01/17/28	3,816	3,740,646
3.94%, 07/19/28	3,954	3,909,671
4.31%, 10/16/28(b)	3,232	3,223,975
5.24%, 04/15/30	2,500	2,561,893
5.32%, 07/09/29	3,555	3,649,626
5.42%, 07/09/31	3,590	3,696,463
5.45%, 01/15/32	1,990	2,047,292
5.52%, 01/13/28	8,300	8,546,550
5.56%, 07/09/34	4,800	4,911,926
5.63%, 01/15/35	3,070	3,160,880
5.71%, 01/13/30	6,080	6,344,696
5.72%, 09/14/28	5,145	5,347,277
5.77%, 01/13/33	8,310	8,629,858
5.78%, 07/13/33	3,105	3,218,834
5.80%, 07/13/28	3,140	3,268,557
5.81%, 09/14/33(b)	4,120	4,310,066
Security	Par (000)	Value
Banks (continued)
5.84%, 07/09/44	$2,935	$2,932,726
5.85%, 07/13/30	3,300	3,470,925
5.88%, 07/13/26	3,580	3,643,555
6.18%, 07/13/43	1,960	2,065,203
Synchrony Bank, 5.63%, 08/23/27	3,122	3,154,952
Synovus Bank, 5.63%, 02/15/28	1,445	1,449,842
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	325	327,480
Toronto-Dominion Bank (The)
1.20%, 06/03/26	6,945	6,719,471
1.25%, 09/10/26	7,258	6,970,672
1.95%, 01/12/27	4,250	4,090,446
2.00%, 09/10/31	4,813	4,151,864
2.45%, 01/12/32	3,020	2,599,352
2.80%, 03/10/27	5,395	5,249,443
3.20%, 03/10/32	6,930	6,215,363
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	6,986	6,847,168
4.11%, 06/08/27	7,315	7,284,809
4.46%, 06/08/32	7,030	6,832,856
4.57%, 12/17/26	5,170	5,190,094
4.69%, 09/15/27	7,655	7,722,318
4.78%, 12/17/29	2,950	2,978,222
4.86%, 01/31/28	3,150	3,194,449
4.98%, 04/05/27(b)	4,310	4,362,230
4.99%, 04/05/29(b)	5,655	5,770,665
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	2,380	2,367,182
5.16%, 01/10/28	6,035	6,161,260
5.26%, 12/11/26	2,960	3,002,745
5.30%, 01/30/32	3,800	3,870,389
5.52%, 07/17/28	6,450	6,681,227
5.53%, 07/17/26	6,425	6,513,217
Truist Bank
2.25%, 03/11/30	7,305	6,434,101
3.30%, 05/15/26	6,614	6,532,075
3.80%, 10/30/26	6,516	6,443,757
Truist Financial Corp.
1.13%, 08/03/27	3,962	3,697,558
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	5,610	5,175,494
1.95%, 06/05/30	3,730	3,250,352
3.88%, 03/19/29	4,406	4,258,144
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	4,495	4,471,230
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	4,900	4,933,541
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	4,560	4,359,539
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	4,830	4,731,034
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	5,250	5,273,360
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	4,355	4,448,901
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	8,755	8,903,642
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	7,615	7,796,796
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	5,125	5,209,189

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	$3,378	$3,530,718
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	5,525	5,965,820
U.S. Bancorp
1.38%, 07/22/30	7,468	6,358,316
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	5,490	5,280,981
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	6,895	5,697,008
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	5,563	4,791,206
3.00%, 07/30/29	6,029	5,637,451
3.90%, 04/26/28	6,364	6,324,176
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	7,650	7,668,330
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	5,985	6,004,115
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	6,115	5,932,380
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	6,895	6,662,241
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)	3,290	3,329,079
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	7,165	7,276,804
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	3,890	3,982,398
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)	2,710	2,717,749
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	9,970	10,151,806
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	5,835	6,034,777
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	5,250	5,417,600
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	8,035	8,319,222
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	4,235	4,376,639
Series V, 2.38%, 07/22/26	6,237	6,113,302
Series X, 3.15%, 04/27/27	3,077	3,019,098
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	2,540	2,541,193
UBS AG/London
1.25%, 06/01/26	1,909	1,849,249
4.50%, 06/26/48	4,525	3,804,367
5.65%, 09/11/28	5,050	5,248,529
UBS AG/Stamford CT
1.25%, 08/07/26	6,533	6,285,753
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)(b)	670	674,115
5.00%, 07/09/27	6,140	6,234,004
7.50%, 02/15/28	10,335	11,180,754
UBS Group AG, 4.88%, 05/15/45	8,912	7,832,190
Wachovia Corp.
5.50%, 08/01/35	5,665	5,670,073
7.57%, 08/01/26(e)	1,135	1,177,407
Webster Financial Corp., 4.10%, 03/25/29	1,435	1,386,658
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	14,381	13,781,772
Security	Par (000)	Value
Banks (continued)
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	$15,013	$13,583,415
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	16,022	14,849,141
3.00%, 10/23/26	15,483	15,195,245
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	18,390	13,513,124
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)	11,013	10,859,642
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	14,330	12,876,526
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	14,365	14,121,810
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	14,739	14,472,230
3.90%, 05/01/45	9,791	7,624,177
4.10%, 06/03/26	10,597	10,561,476
4.15%, 01/24/29	14,187	14,035,889
4.30%, 07/22/27	12,341	12,331,884
4.40%, 06/14/46	9,512	7,551,390
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	7,482	7,380,114
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	14,825	12,285,809
4.65%, 11/04/44	9,333	7,789,878
4.75%, 12/07/46	9,040	7,472,840
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	7,855	7,904,780
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	15,745	15,459,344
4.90%, 11/17/45	9,363	7,977,195
4.97%, 04/23/29, (1-day SOFR + 1.370%)(a)	12,885	13,045,822
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(a)	23,811	20,912,521
5.15%, 04/23/31, (1-day SOFR + 1.500%)(a)	12,675	12,873,551
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	11,545	11,779,133
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	11,180	11,038,898
5.24%, 01/24/31, (1-day SOFR + 1.110%)(a)	6,310	6,439,026
5.38%, 02/07/35	3,490	3,541,549
5.38%, 11/02/43	8,988	8,296,966
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	14,120	14,187,109
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	14,575	14,669,669
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	22,339	22,636,191
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	13,890	14,292,639
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)	7,085	7,195,290
5.61%, 01/15/44	11,000	10,369,528
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	15,105	15,442,001
5.95%, 12/01/86	2,421	2,419,416
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	7,710	8,140,498

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	$14,220	$15,281,468
Series B, 7.95%, 11/15/29	2,289	2,575,663
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	9,920	9,984,503
Wells Fargo Bank NA
5.25%, 12/11/26	9,985	10,137,431
5.45%, 08/07/26	9,850	9,992,442
5.85%, 02/01/37	4,919	5,046,433
5.95%, 08/26/36	2,782	2,869,898
6.60%, 01/15/38	6,311	6,893,380
Westpac Banking Corp.
1.15%, 06/03/26	6,505	6,300,434
1.95%, 11/20/28	5,590	5,187,870
2.15%, 06/03/31	4,840	4,262,478
2.65%, 01/16/30	3,364	3,127,583
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	6,749	5,886,673
2.70%, 08/19/26	4,631	4,550,110
2.85%, 05/13/26	6,855	6,766,854
2.96%, 11/16/40	4,413	3,203,047
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	5,815	5,016,007
3.13%, 11/18/41	5,154	3,635,161
3.35%, 03/08/27	4,675	4,622,625
3.40%, 01/25/28	4,655	4,575,065
4.04%, 08/26/27	2,196	2,197,720
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	5,318	5,083,232
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	6,628	6,574,635
4.42%, 07/24/39	4,431	3,939,935
4.60%, 10/20/26	2,135	2,152,295
5.05%, 04/16/29	3,440	3,538,975
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	3,150	3,123,905
5.46%, 11/18/27	6,492	6,709,236
5.54%, 11/17/28	4,665	4,878,938
5.62%, 11/20/35, (1-year CMT + 1.200%)(a)	6,450	6,394,505
6.82%, 11/17/33	3,435	3,734,873
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	998,544
Zions Bancorp NA
3.25%, 10/29/29	2,081	1,860,068
6.82%, 11/19/35, (1-day SOFR + 2.830%)(a)	1,000	988,528
		6,706,345,553
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	23,398	22,628,700
4.90%, 02/01/46	39,041	35,557,688
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	2,963	2,636,217
4.70%, 02/01/36	3,316	3,203,401
4.90%, 02/01/46	6,434	5,810,916
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	7,791	7,487,162
4.00%, 04/13/28	9,215	9,247,311
4.38%, 04/15/38	3,873	3,539,108
4.44%, 10/06/48	7,810	6,581,894
4.60%, 04/15/48	410	359,699
4.75%, 01/23/29	18,868	19,158,447
4.75%, 04/15/58	2,445	2,107,646
4.90%, 01/23/31	4,034	4,137,772
Security	Par (000)	Value
Beverages (continued)
4.95%, 01/15/42	$6,125	$5,699,157
5.00%, 06/15/34	4,518	4,558,213
5.45%, 01/23/39	8,715	8,823,233
5.55%, 01/23/49	16,770	16,591,304
5.80%, 01/23/59	8,516	8,618,861
5.88%, 06/15/35	2,145	2,297,203
8.00%, 11/15/39	3,060	3,823,671
8.20%, 01/15/39	6,161	7,821,752
Brown-Forman Corp.
4.00%, 04/15/38	1,604	1,398,634
4.50%, 07/15/45	2,540	2,192,144
4.75%, 04/15/33	3,010	2,995,093
Coca-Cola Co. (The)
1.00%, 03/15/28	6,834	6,327,015
1.38%, 03/15/31	5,020	4,276,957
1.45%, 06/01/27	5,102	4,855,100
1.50%, 03/05/28	4,522	4,241,740
1.65%, 06/01/30	6,449	5,695,061
2.00%, 03/05/31	4,396	3,883,853
2.13%, 09/06/29	6,073	5,617,078
2.25%, 01/05/32	9,475	8,329,023
2.50%, 06/01/40	5,098	3,673,402
2.50%, 03/15/51(b)	6,995	4,140,484
2.60%, 06/01/50	7,134	4,358,231
2.75%, 06/01/60(b)	4,931	2,871,632
2.88%, 05/05/41	3,770	2,783,532
2.90%, 05/25/27	4,432	4,352,944
3.00%, 03/05/51	5,555	3,676,291
3.38%, 03/25/27	6,707	6,644,387
3.45%, 03/25/30	6,373	6,188,524
4.20%, 03/25/50	3,556	2,895,366
4.65%, 08/14/34	3,105	3,099,838
5.00%, 05/13/34	4,245	4,350,623
5.20%, 01/14/55	3,485	3,316,583
5.30%, 05/13/54	4,155	4,016,188
5.40%, 05/13/64	4,915	4,744,428
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	3,020	3,101,197
5.45%, 06/01/34	2,285	2,349,936
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,938	3,211,689
2.75%, 01/22/30	5,298	4,899,632
5.25%, 11/26/43	1,992	1,897,499
Constellation Brands Inc.
2.25%, 08/01/31	1,560	1,332,613
2.88%, 05/01/30	3,475	3,184,757
3.15%, 08/01/29	3,972	3,736,941
3.50%, 05/09/27	3,260	3,197,675
3.60%, 02/15/28	2,785	2,716,303
3.70%, 12/06/26	3,605	3,562,816
3.75%, 05/01/50	2,895	2,048,184
4.10%, 02/15/48	2,701	2,046,197
4.35%, 05/09/27	2,895	2,888,875
4.50%, 05/09/47	2,355	1,911,455
4.65%, 11/15/28	2,757	2,764,149
4.75%, 05/09/32	1,105	1,080,568
4.80%, 01/15/29	1,995	2,007,549
4.80%, 05/01/30	1,050	1,051,952
4.90%, 05/01/33(b)	3,735	3,641,397
5.25%, 11/15/48	2,280	2,035,445

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Diageo Capital PLC
2.00%, 04/29/30	$6,096	$5,419,299
2.13%, 04/29/32	3,798	3,186,569
2.38%, 10/24/29	3,705	3,415,349
3.88%, 05/18/28	3,169	3,133,727
3.88%, 04/29/43	2,532	1,983,545
5.30%, 10/24/27	5,435	5,566,129
5.38%, 10/05/26	4,060	4,121,833
5.50%, 01/24/33	3,647	3,745,028
5.63%, 10/05/33	3,540	3,677,239
5.88%, 09/30/36	2,370	2,516,824
Diageo Investment Corp.
4.25%, 05/11/42	1,212	1,005,442
5.13%, 08/15/30	300	307,620
5.63%, 04/15/35	420	432,350
7.45%, 04/15/35	2,740	3,222,788
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	665	476,851
4.38%, 05/10/43(b)	340	290,432
Keurig Dr Pepper Inc.
2.25%, 03/15/31	3,093	2,694,007
2.55%, 09/15/26	2,778	2,712,325
3.20%, 05/01/30	2,844	2,662,418
3.35%, 03/15/51	2,405	1,586,141
3.43%, 06/15/27	3,498	3,436,240
3.80%, 05/01/50	3,250	2,356,596
3.95%, 04/15/29	5,635	5,509,348
4.05%, 04/15/32	3,805	3,626,186
4.35%, 05/15/28	1,665	1,668,892
4.42%, 12/15/46	1,957	1,576,243
4.50%, 11/15/45	2,810	2,327,621
4.50%, 04/15/52	4,440	3,615,342
4.60%, 05/25/28	3,390	3,406,457
4.60%, 05/15/30	1,525	1,525,712
5.05%, 03/15/29	2,245	2,285,884
5.09%, 05/25/48	1,860	1,625,099
5.10%, 03/15/27	2,005	2,029,292
5.15%, 05/15/35	1,525	1,522,029
5.30%, 03/15/34(b)	1,870	1,900,470
Series 10, 5.20%, 03/15/31	2,665	2,728,112
Molson Coors Beverage Co.
3.00%, 07/15/26	7,656	7,528,906
4.20%, 07/15/46	8,222	6,557,023
5.00%, 05/01/42	5,102	4,629,017
PepsiCo Inc.
1.40%, 02/25/31	3,940	3,355,573
1.63%, 05/01/30	5,028	4,434,046
1.95%, 10/21/31	5,685	4,900,676
2.38%, 10/06/26	5,047	4,937,613
2.63%, 03/19/27	3,478	3,398,819
2.63%, 07/29/29	5,398	5,089,314
2.63%, 10/21/41	3,200	2,240,746
2.75%, 03/19/30	7,208	6,734,136
2.75%, 10/21/51	4,440	2,756,041
2.88%, 10/15/49	4,277	2,769,507
3.00%, 10/15/27	6,866	6,707,044
3.38%, 07/29/49	2,190	1,558,510
3.45%, 10/06/46	3,949	2,931,527
3.50%, 03/19/40	1,845	1,503,354
3.60%, 02/18/28	4,605	4,569,870
3.60%, 08/13/42	1,670	1,319,882
Security	Par (000)	Value
Beverages (continued)
3.63%, 03/19/50	$3,834	$2,853,729
3.88%, 03/19/60	1,085	808,903
3.90%, 07/18/32	6,550	6,292,592
4.00%, 03/05/42	2,330	1,944,994
4.00%, 05/02/47	2,565	2,078,853
4.20%, 07/18/52	2,355	1,913,827
4.25%, 10/22/44	990	852,540
4.40%, 02/07/27	1,740	1,755,404
4.45%, 02/07/28	1,860	1,882,539
4.45%, 05/15/28	3,620	3,675,169
4.45%, 02/15/33(b)	3,620	3,629,892
4.45%, 04/14/46	4,085	3,548,280
4.50%, 07/17/29	4,235	4,306,727
4.60%, 02/07/30	1,880	1,913,455
4.65%, 02/15/53	2,635	2,298,448
4.80%, 07/17/34	3,620	3,616,899
4.88%, 11/01/40	1,295	1,239,019
5.00%, 02/07/35	1,850	1,868,515
5.13%, 11/10/26	3,835	3,895,273
5.25%, 07/17/54	3,035	2,931,308
5.50%, 01/15/40	1,490	1,538,234
7.00%, 03/01/29	3,215	3,546,478
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	2,000	2,022,729
4.65%, 02/16/27	2,290	2,313,962
4.70%, 02/16/34	1,960	1,941,214
		582,166,361
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	6,238	5,732,189
2.00%, 01/15/32	5,520	4,630,659
2.20%, 02/21/27	4,377	4,220,851
2.30%, 02/25/31	6,006	5,283,934
2.45%, 02/21/30	5,042	4,585,154
2.60%, 08/19/26	7,830	7,669,764
2.77%, 09/01/53	3,935	2,269,106
2.80%, 08/15/41	3,325	2,343,795
3.00%, 02/22/29	2,395	2,277,330
3.00%, 01/15/52	3,717	2,320,018
3.15%, 02/21/40	8,072	6,099,304
3.20%, 11/02/27	5,587	5,450,806
3.35%, 02/22/32	3,521	3,216,875
3.38%, 02/21/50	7,445	5,079,835
4.05%, 08/18/29	5,980	5,880,742
4.20%, 03/01/33	4,080	3,864,417
4.20%, 02/22/52	3,549	2,734,115
4.40%, 05/01/45	9,649	8,046,929
4.40%, 02/22/62	5,271	4,011,221
4.56%, 06/15/48	6,429	5,325,832
4.66%, 06/15/51	12,770	10,650,857
4.88%, 03/01/53	4,825	4,130,874
4.95%, 10/01/41	3,317	3,017,885
5.15%, 03/02/28	16,915	17,284,685
5.15%, 11/15/41	3,765	3,471,557
5.25%, 03/02/30	12,235	12,579,731
5.25%, 03/02/33	16,795	16,970,351
5.60%, 03/02/43	12,460	12,131,562
5.65%, 06/15/42	2,270	2,216,114
5.65%, 03/02/53	16,570	15,882,654
5.75%, 03/15/40	1,250	1,255,951
5.75%, 03/02/63	10,560	10,060,986

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
6.38%, 06/01/37	$1,795	$1,951,485
6.40%, 02/01/39	2,655	2,844,263
Baxalta Inc., 5.25%, 06/23/45	2,358	2,174,507
Biogen Inc.
2.25%, 05/01/30	7,760	6,899,524
3.15%, 05/01/50	6,956	4,233,853
3.25%, 02/15/51	3,616	2,251,889
5.20%, 09/15/45	4,562	4,012,545
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	2,821	2,749,346
3.70%, 03/15/32	4,200	3,791,311
Gilead Sciences Inc.
1.20%, 10/01/27	4,387	4,099,162
1.65%, 10/01/30	5,248	4,542,458
2.60%, 10/01/40	5,496	3,890,263
2.80%, 10/01/50	7,425	4,606,964
2.95%, 03/01/27	6,449	6,327,514
4.00%, 09/01/36	4,383	3,948,320
4.15%, 03/01/47	8,290	6,723,638
4.50%, 02/01/45	6,660	5,722,714
4.60%, 09/01/35	5,293	5,090,750
4.75%, 03/01/46	9,673	8,512,573
4.80%, 11/15/29	3,160	3,215,846
4.80%, 04/01/44	5,931	5,317,594
5.10%, 06/15/35	3,900	3,913,449
5.25%, 10/15/33	2,945	3,008,054
5.50%, 11/15/54	3,590	3,484,451
5.55%, 10/15/53	3,730	3,628,948
5.60%, 11/15/64	3,255	3,138,930
5.65%, 12/01/41	4,437	4,439,437
Illumina Inc.
2.55%, 03/23/31	915	786,852
4.65%, 09/09/26	2,180	2,180,062
5.75%, 12/13/27	3,485	3,562,054
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	6,782	5,792,466
2.80%, 09/15/50	4,293	2,455,835
Royalty Pharma PLC
1.75%, 09/02/27	4,566	4,283,492
2.15%, 09/02/31	2,989	2,513,888
2.20%, 09/02/30	4,109	3,567,075
3.30%, 09/02/40	4,342	3,180,673
3.35%, 09/02/51	3,250	2,016,911
3.55%, 09/02/50	4,207	2,756,216
5.15%, 09/02/29	3,210	3,243,829
5.40%, 09/02/34(b)	2,515	2,491,982
5.90%, 09/02/54	2,340	2,206,413
		356,253,619
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	3,238	3,142,347
2.70%, 02/15/31	3,710	3,334,773
2.72%, 02/15/30	9,238	8,531,961
3.38%, 04/05/40	7,465	5,825,288
3.58%, 04/05/50	5,638	4,043,076
5.90%, 03/15/34	2,902	3,050,425
6.20%, 03/15/54	1,689	1,771,715
CRH America Finance Inc.
5.40%, 05/21/34	1,650	1,667,734
5.50%, 01/09/35	2,810	2,852,681
5.88%, 01/09/55(b)	940	928,447
Security	Par (000)	Value
Building Materials (continued)
CRH SMW Finance DAC
5.13%, 01/09/30	$2,560	$2,608,324
5.20%, 05/21/29	1,800	1,837,992
Eagle Materials Inc., 2.50%, 07/01/31	2,590	2,261,430
Fortune Brands Innovations Inc.
3.25%, 09/15/29	3,977	3,737,507
4.00%, 03/25/32	2,195	2,031,269
4.50%, 03/25/52	2,942	2,288,610
5.88%, 06/01/33	2,564	2,636,359
Holcim Finance U.S. LLC
4.60%, 04/07/27(c)	800	802,996
4.70%, 04/07/28(c)	800	805,591
4.95%, 04/07/30(c)	320	323,931
5.40%, 04/07/35(c)	400	399,904
Johnson Controls International PLC
4.50%, 02/15/47	2,812	2,307,720
4.63%, 07/02/44	2,515	2,134,396
4.95%, 07/02/64(e)	1,977	1,625,014
6.00%, 01/15/36	1,249	1,315,598
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,055	2,638,167
2.00%, 09/16/31	2,395	2,025,807
4.90%, 12/01/32	2,520	2,488,207
5.50%, 04/19/29	2,905	3,003,879
Lafarge SA, 7.13%, 07/15/36	1,070	1,201,091
Lennox International Inc.
1.70%, 08/01/27	1,803	1,693,121
5.50%, 09/15/28	2,370	2,433,250
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,260	1,959,687
3.20%, 07/15/51	4,900	3,132,046
3.45%, 06/01/27	2,053	2,011,775
3.50%, 12/15/27	3,604	3,516,571
4.25%, 12/15/47	3,315	2,631,725
5.15%, 12/01/34	1,380	1,370,660
5.50%, 12/01/54	1,720	1,601,083
Series CB, 2.50%, 03/15/30	3,516	3,190,284
Masco Corp.
1.50%, 02/15/28	3,547	3,257,958
2.00%, 10/01/30	2,094	1,796,936
2.00%, 02/15/31	2,600	2,204,353
3.13%, 02/15/51	2,021	1,246,598
3.50%, 11/15/27	2,328	2,273,312
4.50%, 05/15/47	2,230	1,768,933
Mohawk Industries Inc.
3.63%, 05/15/30	1,700	1,605,783
5.85%, 09/18/28	1,825	1,891,181
Owens Corning
3.40%, 08/15/26	3,338	3,290,964
3.50%, 02/15/30	540	509,379
3.88%, 06/01/30	2,095	2,003,353
3.95%, 08/15/29	3,713	3,609,055
4.30%, 07/15/47	3,546	2,796,387
4.40%, 01/30/48	2,324	1,847,557
5.50%, 06/15/27	1,900	1,936,032
5.70%, 06/15/34	3,580	3,671,890
5.95%, 06/15/54(b)	1,095	1,076,933
7.00%, 12/01/36	1,605	1,790,422
Trane Technologies Financing Ltd.
3.50%, 03/21/26	—	—

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
3.80%, 03/21/29	$4,430	$4,341,455
4.50%, 03/21/49	1,815	1,487,022
4.65%, 11/01/44	1,493	1,291,361
5.10%, 06/13/34	2,735	2,744,109
5.25%, 03/03/33	1,175	1,197,715
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	3,293	3,236,382
4.30%, 02/21/48	1,698	1,361,041
5.75%, 06/15/43	2,597	2,596,512
Vulcan Materials Co.
3.50%, 06/01/30	4,165	3,944,147
3.90%, 04/01/27	2,660	2,630,828
4.50%, 06/15/47	3,634	3,001,314
4.70%, 03/01/48	3,138	2,661,056
4.95%, 12/01/29	2,175	2,195,618
5.35%, 12/01/34	2,990	3,014,165
5.70%, 12/01/54	2,965	2,838,130
		174,280,322
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	6,887	6,599,808
2.05%, 05/15/30	4,447	3,978,946
2.70%, 05/15/40	3,731	2,692,324
2.80%, 05/15/50	5,022	3,161,184
4.60%, 02/08/29	5,555	5,634,724
4.75%, 02/08/31	3,525	3,575,777
4.80%, 03/03/33	3,565	3,568,671
4.85%, 02/08/34	4,480	4,461,774
Albemarle Corp.
4.65%, 06/01/27	3,355	3,274,450
5.05%, 06/01/32(b)	2,440	2,247,085
5.45%, 12/01/44	1,830	1,482,524
5.65%, 06/01/52(b)	2,180	1,759,030
Cabot Corp.
4.00%, 07/01/29	1,710	1,653,843
5.00%, 06/30/32	2,415	2,387,439
CF Industries Inc.
4.95%, 06/01/43	4,120	3,513,772
5.15%, 03/15/34	3,656	3,535,092
5.38%, 03/15/44	3,072	2,760,816
Dow Chemical Co. (The)
2.10%, 11/15/30	1,921	1,666,787
3.60%, 11/15/50	3,521	2,305,210
4.25%, 10/01/34	2,374	2,119,307
4.38%, 11/15/42	6,076	4,784,682
4.63%, 10/01/44	3,465	2,768,732
4.80%, 11/30/28	4,317	4,364,109
4.80%, 05/15/49	3,515	2,795,201
5.15%, 02/15/34(b)	1,785	1,751,322
5.25%, 11/15/41	4,041	3,590,386
5.35%, 03/15/35	2,125	2,066,522
5.55%, 11/30/48	4,238	3,782,929
5.60%, 02/15/54(b)	1,895	1,675,372
5.95%, 03/15/55	2,125	1,974,090
6.30%, 03/15/33(b)	1,105	1,174,392
6.90%, 05/15/53	2,600	2,720,772
7.38%, 11/01/29	3,771	4,146,406
9.40%, 05/15/39	2,567	3,273,724
DuPont de Nemours Inc.
4.73%, 11/15/28	10,787	10,896,213
5.32%, 11/15/38	4,729	4,841,771
Security	Par (000)	Value
Chemicals (continued)
5.42%, 11/15/48	$8,464	$8,263,842
Eastman Chemical Co.
4.50%, 12/01/28	2,046	2,037,032
4.65%, 10/15/44	4,353	3,576,756
4.80%, 09/01/42	2,537	2,164,006
5.00%, 08/01/29	2,695	2,716,219
5.63%, 02/20/34	2,020	2,011,613
5.75%, 03/08/33	2,195	2,246,623
Ecolab Inc.
1.30%, 01/30/31	3,320	2,784,232
1.65%, 02/01/27	3,477	3,341,097
2.13%, 02/01/32(b)	3,390	2,886,148
2.13%, 08/15/50	2,308	1,235,756
2.70%, 11/01/26	6,232	6,115,617
2.70%, 12/15/51	5,125	3,074,899
2.75%, 08/18/55	5,679	3,360,492
3.25%, 12/01/27	2,895	2,842,070
3.95%, 12/01/47	1,000	793,489
4.80%, 03/24/30	3,438	3,508,885
5.25%, 01/15/28(b)	3,540	3,654,461
5.50%, 12/08/41	805	803,217
EIDP Inc.
2.30%, 07/15/30	3,852	3,475,738
4.50%, 05/15/26	3,300	3,304,829
4.80%, 05/15/33	1,340	1,315,528
FMC Corp.
3.20%, 10/01/26	3,188	3,115,285
3.45%, 10/01/29	2,866	2,633,359
4.50%, 10/01/49	2,405	1,727,714
5.15%, 05/18/26	2,745	2,748,923
5.65%, 05/18/33(b)	2,495	2,409,075
6.38%, 05/18/53	2,370	2,172,842
Huntsman International LLC
2.95%, 06/15/31	2,175	1,791,745
4.50%, 05/01/29	3,715	3,501,592
5.70%, 10/15/34	1,430	1,288,582
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,719	2,057,905
4.45%, 09/26/28	1,725	1,716,076
5.00%, 09/26/48	3,027	2,520,488
Linde Inc./CT
1.10%, 08/10/30	5,412	4,637,130
2.00%, 08/10/50	3,075	1,590,132
3.55%, 11/07/42	2,642	2,062,481
Lubrizol Corp. (The), 6.50%, 10/01/34	2,097	2,350,012
LYB International Finance BV
4.88%, 03/15/44	4,410	3,643,629
5.25%, 07/15/43	2,224	1,934,345
LYB International Finance II BV, 3.50%, 03/02/27	2,320	2,277,629
LYB International Finance III LLC
2.25%, 10/01/30	3,092	2,697,469
3.38%, 10/01/40	4,018	2,884,757
3.63%, 04/01/51	4,826	3,116,883
3.80%, 10/01/60	3,331	2,073,990
4.20%, 10/15/49	4,218	3,021,674
4.20%, 05/01/50	4,552	3,269,249
5.50%, 03/01/34	3,405	3,312,803
5.63%, 05/15/33	3,180	3,192,625
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	3,827	2,905,546

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27	$1,160	$1,146,502
4.88%, 11/15/41	1,090	960,003
5.38%, 11/15/28	1,500	1,534,261
5.45%, 11/15/33(b)	1,817	1,815,256
5.63%, 11/15/43	923	876,291
NewMarket Corp., 2.70%, 03/18/31	2,181	1,917,307
Nutrien Ltd.
2.95%, 05/13/30	2,259	2,085,128
3.95%, 05/13/50	2,525	1,848,410
4.00%, 12/15/26	3,114	3,089,976
4.13%, 03/15/35	2,280	2,040,550
4.20%, 04/01/29	4,685	4,628,300
4.50%, 03/12/27	1,725	1,729,957
4.90%, 03/27/28	3,287	3,333,938
4.90%, 06/01/43	2,979	2,653,626
5.00%, 04/01/49	3,034	2,660,600
5.20%, 06/21/27	2,440	2,477,018
5.25%, 03/12/32	2,575	2,592,636
5.25%, 01/15/45	2,647	2,411,479
5.40%, 06/21/34(b)	2,150	2,157,640
5.63%, 12/01/40	1,401	1,374,947
5.80%, 03/27/53	2,380	2,309,034
5.88%, 12/01/36	2,419	2,474,849
6.13%, 01/15/41	615	624,108
PPG Industries Inc.
2.55%, 06/15/30	2,277	2,072,256
2.80%, 08/15/29	2,075	1,934,476
3.75%, 03/15/28	4,811	4,736,276
RPM International Inc.
2.95%, 01/15/32	2,000	1,731,611
3.75%, 03/15/27	3,040	2,996,035
4.25%, 01/15/48	1,426	1,167,198
4.55%, 03/01/29	2,459	2,441,288
5.25%, 06/01/45	2,120	1,962,667
Sherwin-Williams Co. (The)
2.20%, 03/15/32	2,947	2,485,928
2.30%, 05/15/30	2,703	2,417,968
2.90%, 03/15/52	2,440	1,455,132
2.95%, 08/15/29	4,677	4,378,171
3.30%, 05/15/50	2,275	1,503,651
3.45%, 06/01/27	8,495	8,343,164
3.80%, 08/15/49	2,655	1,910,701
4.00%, 12/15/42	1,420	1,117,686
4.50%, 06/01/47	5,508	4,568,127
4.55%, 03/01/28	500	502,602
4.55%, 08/01/45	1,822	1,507,387
4.80%, 09/01/31	1,580	1,581,563
Westlake Corp.
2.88%, 08/15/41	1,933	1,270,032
3.13%, 08/15/51	2,680	1,616,209
3.38%, 06/15/30	2,245	2,100,066
3.38%, 08/15/61	2,504	1,456,911
3.60%, 08/15/26	4,354	4,298,482
4.38%, 11/15/47	2,275	1,742,307
5.00%, 08/15/46	3,190	2,713,707
		371,905,092
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,096,834
Security	Par (000)	Value
Commercial Services (continued)
Automatic Data Processing Inc.
1.25%, 09/01/30	$7,032	$6,064,322
1.70%, 05/15/28	5,560	5,200,055
4.45%, 09/09/34	3,425	3,330,841
Block Financial LLC
2.50%, 07/15/28(b)	2,933	2,726,719
3.88%, 08/15/30	3,163	2,983,917
Brown University, Series A, 2.92%, 09/01/50	2,425	1,591,926
California Endowment (The), Series 2021, 2.50%, 04/01/51	3,488	2,047,973
California Institute of Technology
3.65%, 09/01/2119	1,094	680,021
4.32%, 08/01/45	1,292	1,107,703
4.70%, 11/01/2111	1,769	1,426,204
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,333,827
Cintas Corp. No. 2
3.70%, 04/01/27	6,147	6,092,711
4.00%, 05/01/32	2,515	2,404,146
4.20%, 05/01/28	1,675	1,680,614
Claremont Mckenna College, 3.78%, 01/01/2122	830	531,397
Cornell University, 4.84%, 06/15/34(b)	2,070	2,052,482
Duke University
Series 2020, 2.68%, 10/01/44	2,001	1,417,979
Series 2020, 2.76%, 10/01/50	1,628	1,022,881
Series 2020, 2.83%, 10/01/55	2,710	1,676,370
Emory University
Series 2020, 2.14%, 09/01/30	358	319,027
Series 2020, 2.97%, 09/01/50	2,063	1,334,320
Equifax Inc.
2.35%, 09/15/31	5,005	4,319,276
3.10%, 05/15/30	3,236	2,987,726
4.80%, 09/15/29	3,120	3,132,119
5.10%, 12/15/27	4,260	4,310,224
5.10%, 06/01/28	3,390	3,445,251
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	2,760	1,600,373
Series 2020, 2.82%, 06/01/70	3,122	1,707,668
George Washington University (The)
4.87%, 09/15/45	1,735	1,579,107
Series 2014, 4.30%, 09/15/44	1,470	1,241,005
Series 2018, 4.13%, 09/15/48	3,631	2,887,334
Georgetown University (The)
5.12%, 04/01/53(b)	160	148,376
Series 20A, 2.94%, 04/01/50	1,744	1,131,804
Series A, 5.22%	1,256	1,125,167
Series B, 4.32%, 04/01/49	1,793	1,458,691
Global Payments Inc.
2.15%, 01/15/27	4,207	4,031,843
2.90%, 05/15/30	3,909	3,520,699
2.90%, 11/15/31	3,609	3,130,206
3.20%, 08/15/29	5,832	5,432,141
4.15%, 08/15/49	3,419	2,438,389
4.45%, 06/01/28	2,540	2,518,736
4.95%, 08/15/27	2,629	2,640,893
5.30%, 08/15/29	2,620	2,641,211
5.40%, 08/15/32(b)	3,385	3,369,624
5.95%, 08/15/52(b)	3,125	2,860,892
GXO Logistics Inc.
1.65%, 07/15/26	3,969	3,803,227

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
2.65%, 07/15/31(b)	$2,852	$2,408,308
6.25%, 05/06/29	2,870	2,916,608
6.50%, 05/06/34	2,510	2,505,479
Howard University, 5.21%, 10/01/52	978	861,746
Johns Hopkins University
4.71%, 07/01/32	1,450	1,449,428
Series 2013, 4.08%, 07/01/53	2,283	1,801,281
Series A, 2.81%, 01/01/60(b)	1,785	1,015,974
Leland Stanford Junior University (The)
1.29%, 06/01/27(b)	1,380	1,305,643
2.41%, 06/01/50	2,355	1,382,329
3.65%, 05/01/48	3,541	2,712,887
4.68%, 03/01/35	2,100	2,072,809
Massachusetts Institute of Technology
3.07%, 04/01/52	2,428	1,617,004
3.89%, 07/01/2116	708	482,489
3.96%, 07/01/38	819	744,136
4.68%	2,478	2,044,305
5.60%	3,070	3,051,929
Series F, 2.99%, 07/01/50	2,596	1,721,240
Series G, 2.29%, 07/01/51(b)	1,824	1,026,213
Moody's Corp.
2.00%, 08/19/31	3,652	3,126,179
2.75%, 08/19/41	2,985	2,054,450
3.10%, 11/29/61	2,345	1,426,780
3.25%, 01/15/28	3,534	3,452,189
3.25%, 05/20/50	1,443	954,037
3.75%, 02/25/52	2,100	1,545,176
4.25%, 02/01/29	3,246	3,231,583
4.25%, 08/08/32	3,110	3,001,463
4.88%, 12/17/48	1,865	1,620,000
5.00%, 08/05/34	2,425	2,411,049
5.25%, 07/15/44	2,861	2,673,971
Northeastern University, Series 2020, 2.89%, 10/01/50	1,541	1,003,026
Northwestern University
4.64%, 12/01/44	1,900	1,760,271
4.94%, 12/01/35	2,175	2,181,504
Series 2017, 3.66%, 12/01/57(b)	1,729	1,250,134
Series 2020, 2.64%, 12/01/50	2,684	1,637,218
PayPal Holdings Inc.
2.30%, 06/01/30	5,474	4,944,636
2.65%, 10/01/26	4,726	4,638,912
2.85%, 10/01/29	6,319	5,935,807
3.25%, 06/01/50	4,527	3,005,295
3.90%, 06/01/27	1,790	1,781,650
4.40%, 06/01/32	4,865	4,746,523
4.45%, 03/06/28	500	505,535
5.05%, 06/01/52	4,500	4,014,876
5.10%, 04/01/35	1,625	1,616,517
5.15%, 06/01/34	3,940	3,952,486
5.25%, 06/01/62	2,980	2,662,375
5.50%, 06/01/54	1,310	1,238,977
President and Fellows of Harvard College
2.52%, 10/15/50	3,164	1,885,644
3.15%, 07/15/46	2,150	1,522,416
3.30%, 07/15/56	2,006	1,363,494
3.75%, 11/15/52	1,030	779,832
4.88%, 10/15/40	895	870,548
Quanta Services Inc.
2.35%, 01/15/32	2,286	1,927,050
Security	Par (000)	Value
Commercial Services (continued)
2.90%, 10/01/30	$3,635	$3,293,363
3.05%, 10/01/41	2,660	1,842,311
4.75%, 08/09/27	2,050	2,059,846
5.25%, 08/09/34	2,050	2,019,024
RELX Capital Inc.
3.00%, 05/22/30	4,619	4,315,681
4.00%, 03/18/29	6,092	6,022,997
4.75%, 03/27/30	1,680	1,699,462
4.75%, 05/20/32	1,680	1,670,527
5.25%, 03/27/35	470	473,551
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,399	3,186,172
Rollins Inc., 5.25%, 02/24/35(c)	640	639,184
S&P Global Inc.
1.25%, 08/15/30	4,398	3,752,111
2.30%, 08/15/60	2,885	1,459,305
2.45%, 03/01/27	5,265	5,117,657
2.50%, 12/01/29	2,847	2,635,512
2.70%, 03/01/29	5,765	5,441,740
2.90%, 03/01/32	3,921	3,509,475
2.95%, 01/22/27	4,246	4,165,136
3.25%, 12/01/49	3,203	2,224,953
3.70%, 03/01/52	4,640	3,463,476
3.90%, 03/01/62	2,189	1,612,796
4.25%, 05/01/29	4,490	4,476,549
4.75%, 08/01/28	3,850	3,909,638
5.25%, 09/15/33	2,327	2,382,439
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,026,490
TR Finance LLC
3.35%, 05/15/26	4,448	4,383,365
5.50%, 08/15/35	3,042	3,050,235
5.65%, 11/23/43	1,826	1,725,058
5.85%, 04/15/40	2,699	2,757,259
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,744	2,289,904
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,208,848
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	650	620,621
Trustees of Princeton University (The)
4.20%, 03/01/52	1,440	1,203,060
4.65%, 07/01/30	290	294,175
5.70%, 03/01/39	2,490	2,679,383
Series 2020, 2.52%, 07/01/50	3,232	1,979,220
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,496,322
4.67%, 09/01/2112	390	322,321
Series 2020, 2.40%, 10/01/50	1,863	1,078,789
UL Solutions Inc., 6.50%, 10/20/28(c)	1,150	1,209,758
University of Chicago (The)
3.00%, 10/01/52	240	156,073
4.00%, 10/01/53	2,064	1,609,791
Series 20B, 2.76%, 04/01/45	1,477	1,122,041
Series C, 2.55%, 04/01/50(b)	1,696	1,084,050
University of Miami, 4.06%, 04/01/52	2,027	1,571,273
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,400	1,819,262
Series 2017, 3.39%, 02/15/48	2,154	1,583,506

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
University of Southern California
2.81%, 10/01/50(b)	$1,360	$855,668
3.03%, 10/01/39	3,714	2,987,854
4.98%, 10/01/53(b)	1,425	1,313,521
5.25%, 10/01/2111	1,128	1,037,805
Series 2017, 3.84%, 10/01/47	2,173	1,712,927
Series 21A, 2.95%, 10/01/51(b)	2,735	1,747,130
Series A, 3.23%, 10/01/2120	979	556,227
Verisk Analytics Inc.
3.63%, 05/15/50	2,571	1,798,790
4.13%, 03/15/29	4,453	4,389,273
5.25%, 06/05/34	2,690	2,708,176
5.25%, 03/15/35	1,500	1,487,222
5.50%, 06/15/45	1,940	1,857,535
5.75%, 04/01/33	2,870	2,978,851
Washington University (The)
3.52%, 04/15/54	2,816	2,018,427
4.35%	1,599	1,206,632
William Marsh Rice University
3.57%, 05/15/45	1,415	1,119,419
3.77%, 05/15/55	1,695	1,272,501
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,304,350
Series 2020, 2.40%, 04/15/50	1,868	1,098,448
		369,520,127
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	3,950	3,945,617
4.05%, 10/04/29	4,155	4,126,358
4.25%, 10/04/31	4,825	4,772,493
4.50%, 10/04/34	3,075	2,962,813
Amdocs Ltd., 2.54%, 06/15/30	3,521	3,126,260
Apple Inc.
1.20%, 02/08/28	8,557	7,964,582
1.25%, 08/20/30	8,092	7,002,065
1.40%, 08/05/28	9,335	8,632,982
1.65%, 05/11/30	8,673	7,713,640
1.65%, 02/08/31	7,260	6,339,379
1.70%, 08/05/31	5,748	4,984,233
2.05%, 09/11/26	4,667	4,553,484
2.20%, 09/11/29	6,955	6,463,773
2.38%, 02/08/41	4,920	3,404,315
2.40%, 08/20/50	4,471	2,620,346
2.45%, 08/04/26	6,631	6,515,421
2.55%, 08/20/60	11,802	6,731,445
2.65%, 05/11/50	9,991	6,215,021
2.65%, 02/08/51	10,080	6,221,585
2.70%, 08/05/51	8,874	5,509,056
2.80%, 02/08/61	6,053	3,578,260
2.85%, 08/05/61	5,245	3,142,625
2.90%, 09/12/27	9,696	9,499,916
2.95%, 09/11/49	6,553	4,360,842
3.00%, 06/20/27	2,170	2,132,962
3.00%, 11/13/27	7,637	7,482,984
3.20%, 05/11/27	9,362	9,250,182
3.25%, 08/08/29	4,500	4,382,040
3.35%, 02/09/27	5,460	5,413,340
3.35%, 08/08/32	7,395	6,968,789
3.45%, 02/09/45	8,616	6,616,845
3.75%, 09/12/47	6,049	4,747,792
3.75%, 11/13/47	6,552	5,109,077
Security	Par (000)	Value
Computers (continued)
3.85%, 05/04/43	$12,998	$10,775,222
3.85%, 08/04/46	9,419	7,583,798
3.95%, 08/08/52	8,040	6,384,727
4.00%, 05/10/28	4,160	4,192,251
4.10%, 08/08/62	5,295	4,183,449
4.15%, 05/10/30	2,950	2,994,741
4.25%, 02/09/47	4,486	3,817,863
4.30%, 05/10/33(b)	4,855	4,855,640
4.38%, 05/13/45	8,174	7,189,326
4.45%, 05/06/44	3,672	3,326,108
4.50%, 02/23/36	7,843	7,775,839
4.65%, 02/23/46	14,959	13,577,713
4.85%, 05/10/53(b)	4,350	4,092,537
Booz Allen Hamilton Inc.
5.95%, 08/04/33	1,377	1,388,650
5.95%, 04/15/35	1,500	1,492,307
CGI Inc.
1.45%, 09/14/26	2,991	2,869,551
2.30%, 09/14/31	2,883	2,474,383
4.95%, 03/14/30(c)	1,530	1,537,119
Dell Inc.
6.50%, 04/15/38	2,005	2,095,278
7.10%, 04/15/28	3,505	3,735,917
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,015	3,603,038
3.45%, 12/15/51	4,259	2,813,907
4.35%, 02/01/30	2,540	2,495,249
4.75%, 04/01/28	1,255	1,264,999
4.85%, 02/01/35	3,835	3,614,327
4.90%, 10/01/26	8,994	9,031,707
5.00%, 04/01/30	1,700	1,710,253
5.25%, 02/01/28	2,330	2,378,839
5.30%, 10/01/29	7,165	7,311,329
5.30%, 04/01/32	3,200	3,207,562
5.40%, 04/15/34	3,900	3,895,365
5.50%, 04/01/35	3,790	3,717,196
5.75%, 02/01/33	2,940	3,043,183
6.02%, 06/15/26	5,593	5,658,515
6.10%, 07/15/27(b)	3,250	3,354,842
6.20%, 07/15/30	3,043	3,222,830
8.10%, 07/15/36	4,562	5,368,294
8.35%, 07/15/46	2,035	2,473,137
DXC Technology Co.
1.80%, 09/15/26	3,505	3,364,369
2.38%, 09/15/28	3,717	3,405,274
Fortinet Inc., 2.20%, 03/15/31	3,689	3,217,243
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	1,770	1,832,296
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	6,210	6,206,077
4.45%, 09/25/26	6,770	6,768,338
4.55%, 10/15/29	6,990	6,928,397
4.85%, 10/15/31	4,230	4,181,838
5.00%, 10/15/34	5,290	5,106,974
5.25%, 07/01/28	3,285	3,354,136
5.60%, 10/15/54	5,060	4,666,383
6.20%, 10/15/35	4,235	4,395,524
6.35%, 10/15/45	7,432	7,365,217
HP Inc.
1.45%, 06/17/26	1,201	1,157,893
2.65%, 06/17/31	5,325	4,613,050

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.00%, 06/17/27	$4,914	$4,756,377
3.40%, 06/17/30	80	73,933
4.00%, 04/15/29	5,240	5,082,224
4.20%, 04/15/32	3,120	2,916,579
4.75%, 01/15/28	4,455	4,471,616
5.40%, 04/25/30	1,250	1,261,943
5.50%, 01/15/33	5,175	5,149,747
6.00%, 09/15/41	5,647	5,507,676
6.10%, 04/25/35	1,250	1,263,973
IBM International Capital Pte Ltd.
4.60%, 02/05/27	3,005	3,021,379
4.60%, 02/05/29	4,500	4,523,448
4.75%, 02/05/31	3,405	3,419,297
4.90%, 02/05/34	4,580	4,500,832
5.25%, 02/05/44	3,150	2,968,777
5.30%, 02/05/54	6,580	6,032,633
International Business Machines Corp.
1.70%, 05/15/27	5,934	5,649,311
1.95%, 05/15/30	6,590	5,824,391
2.20%, 02/09/27	3,725	3,595,912
2.72%, 02/09/32	2,285	2,010,221
2.85%, 05/15/40	2,578	1,856,913
2.95%, 05/15/50	3,069	1,915,390
3.30%, 05/15/26	11,544	11,420,112
3.30%, 01/27/27	2,968	2,921,544
3.43%, 02/09/52	4,470	3,018,116
3.50%, 05/15/29	12,875	12,460,622
4.00%, 06/20/42	3,901	3,180,789
4.15%, 07/27/27	4,288	4,282,058
4.15%, 05/15/39	9,274	8,049,878
4.25%, 05/15/49	11,945	9,512,180
4.40%, 07/27/32	3,725	3,617,507
4.50%, 02/06/28	4,550	4,590,379
4.65%, 02/10/28	3,000	3,035,963
4.70%, 02/19/46	3,474	3,011,089
4.75%, 02/06/33	3,667	3,637,287
4.90%, 07/27/52	3,000	2,619,086
5.10%, 02/06/53	3,095	2,779,336
5.60%, 11/30/39	3,630	3,673,276
5.88%, 11/29/32	2,904	3,101,614
6.22%, 08/01/27	2,762	2,883,407
6.50%, 01/15/28	1,830	1,936,001
7.13%, 12/01/96	1,529	1,819,016
Series .., 4.80%, 02/10/30	3,000	3,036,159
Series .., 5.00%, 02/10/32	3,000	3,031,548
Series .., 5.20%, 02/10/35	3,010	3,015,438
Series .., 5.70%, 02/10/55	3,000	2,908,305
Kyndryl Holdings Inc.
2.05%, 10/15/26	3,710	3,575,391
2.70%, 10/15/28	2,942	2,749,543
3.15%, 10/15/31	3,740	3,284,808
4.10%, 10/15/41	2,595	1,956,532
6.35%, 02/20/34(b)	1,175	1,212,003
Leidos Inc.
2.30%, 02/15/31	4,138	3,573,783
4.38%, 05/15/30	1,553	1,509,973
5.75%, 03/15/33	180	184,446
NetApp Inc.
2.38%, 06/22/27	2,421	2,308,523
2.70%, 06/22/30	2,719	2,446,394
5.50%, 03/17/32	2,150	2,172,098
Security	Par (000)	Value
Computers (continued)
5.70%, 03/17/35	$1,990	$1,999,669
Teledyne FLIR LLC, 2.50%, 08/01/30	2,341	2,086,036
Western Digital Corp.
2.85%, 02/01/29	2,009	1,833,389
3.10%, 02/01/32	2,713	2,313,685
		626,110,077
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	1,750	1,723,795
3.25%, 08/15/32	2,860	2,648,576
3.70%, 08/01/47	2,075	1,607,427
4.00%, 08/15/45	3,218	2,660,712
4.20%, 05/01/30	2,060	2,069,567
4.60%, 03/01/28	1,374	1,405,946
4.60%, 03/01/33(b)	1,744	1,763,437
Conopco Inc., Series E, 7.25%, 12/15/26	1,607	1,680,299
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	2,985	2,551,032
2.38%, 12/01/29	3,613	3,291,074
2.60%, 04/15/30	3,764	3,430,502
3.13%, 12/01/49	3,217	2,001,547
3.15%, 03/15/27	3,672	3,591,653
4.15%, 03/15/47	2,255	1,737,902
4.38%, 05/15/28	4,375	4,384,638
4.38%, 06/15/45	1,968	1,562,804
4.65%, 05/15/33	2,080	2,009,969
5.00%, 02/14/34(b)	2,145	2,099,697
5.15%, 05/15/53(b)	2,915	2,657,326
6.00%, 05/15/37	1,542	1,645,346
Haleon U.S. Capital LLC
3.38%, 03/24/27	9,395	9,247,988
3.38%, 03/24/29	6,160	5,925,270
3.63%, 03/24/32	6,850	6,356,121
4.00%, 03/24/52	5,200	3,960,541
Kenvue Inc.
4.90%, 03/22/33	6,110	6,185,794
5.00%, 03/22/30	4,950	5,105,717
5.05%, 03/22/28	3,945	4,059,121
5.05%, 03/22/53	6,730	6,232,970
5.10%, 03/22/43	3,480	3,321,663
5.20%, 03/22/63	3,080	2,842,828
Procter & Gamble Co. (The)
1.20%, 10/29/30	5,715	4,901,071
1.90%, 02/01/27	2,440	2,364,072
1.95%, 04/23/31	3,292	2,912,645
2.30%, 02/01/32(b)	4,330	3,860,355
2.45%, 11/03/26	1,811	1,774,239
2.80%, 03/25/27	4,432	4,345,176
2.85%, 08/11/27	5,131	5,017,828
3.00%, 03/25/30	8,140	7,771,158
3.50%, 10/25/47	2,415	1,833,941
3.55%, 03/25/40	2,795	2,366,042
3.60%, 03/25/50	2,592	1,955,164
3.95%, 01/26/28	4,035	4,069,323
4.05%, 05/01/30	3,150	3,158,580
4.05%, 01/26/33	3,770	3,696,153
4.15%, 10/24/29	2,725	2,750,512
4.35%, 01/29/29	3,280	3,334,030
4.55%, 01/29/34	3,380	3,371,063
4.55%, 10/24/34	2,295	2,281,403
4.60%, 05/01/35	3,150	3,145,327

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.55%, 03/05/37	$2,350	$2,499,727
5.80%, 08/15/34	1,860	2,013,730
Unilever Capital Corp.
1.38%, 09/14/30	3,291	2,828,283
1.75%, 08/12/31	4,335	3,721,991
2.00%, 07/28/26	5,752	5,619,124
2.13%, 09/06/29	5,460	5,031,048
2.90%, 05/05/27	7,750	7,591,012
3.50%, 03/22/28	6,374	6,289,881
4.25%, 08/12/27	2,350	2,361,696
4.63%, 08/12/34	2,680	2,647,325
4.88%, 09/08/28	2,440	2,506,417
5.00%, 12/08/33	2,841	2,902,666
5.90%, 11/15/32	5,375	5,838,728
Series 30Y, 2.63%, 08/12/51	2,830	1,715,235
		218,236,207
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	255,393
6.25%, 06/15/33	315	325,051
WW Grainger Inc.
3.75%, 05/15/46	2,581	1,996,142
4.20%, 05/15/47	2,500	2,037,123
4.45%, 09/15/34	2,125	2,061,760
4.60%, 06/15/45	4,425	3,878,799
		10,554,268
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	13,748	13,298,727
3.00%, 10/29/28	15,923	15,032,427
3.30%, 01/30/32	16,964	14,987,330
3.40%, 10/29/33	7,297	6,272,353
3.65%, 07/21/27	5,765	5,630,793
3.85%, 10/29/41(b)	4,788	3,709,267
3.88%, 01/23/28	3,907	3,823,306
4.45%, 04/03/26	—	—
4.63%, 10/15/27	3,796	3,787,306
4.63%, 09/10/29	4,530	4,491,396
4.88%, 04/01/28	2,570	2,582,139
4.95%, 09/10/34	5,415	5,180,511
5.10%, 01/19/29	3,505	3,538,705
5.30%, 01/19/34	3,745	3,689,803
5.38%, 12/15/31	3,190	3,195,437
5.75%, 06/06/28(b)	4,820	4,961,514
6.10%, 01/15/27	4,000	4,084,785
6.15%, 09/30/30	3,635	3,836,096
6.45%, 04/15/27	2,560	2,639,807
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	3,180	3,188,218
Affiliated Managers Group Inc.
3.30%, 06/15/30	2,581	2,398,444
5.50%, 08/20/34	1,530	1,491,777
Air Lease Corp.
1.88%, 08/15/26	4,083	3,938,400
2.10%, 09/01/28	2,310	2,127,842
2.20%, 01/15/27	2,645	2,542,416
2.88%, 01/15/32	4,523	3,927,552
3.00%, 02/01/30	2,906	2,675,810
3.13%, 12/01/30	2,518	2,288,375
3.25%, 10/01/29	2,221	2,086,271
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 04/01/27	$4,028	$3,968,976
3.63%, 12/01/27	2,504	2,444,346
3.75%, 06/01/26	5,798	5,734,690
4.63%, 10/01/28	2,354	2,353,626
5.10%, 03/01/29	2,000	2,027,132
5.20%, 07/15/31	1,590	1,598,624
5.30%, 06/25/26	2,565	2,580,558
5.30%, 02/01/28	3,480	3,540,528
5.85%, 12/15/27	1,770	1,823,103
Aircastle Ltd., 4.25%, 06/15/26	4,067	4,028,328
Ally Financial Inc.
2.20%, 11/02/28	4,270	3,871,842
4.75%, 06/09/27	3,725	3,706,766
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(a)	950	941,625
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	2,930	2,883,732
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	3,160	3,279,601
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	2,545	2,644,451
7.10%, 11/15/27(b)	3,355	3,515,175
8.00%, 11/01/31	11,225	12,416,695
American Express Co.
1.65%, 11/04/26	5,314	5,110,865
2.55%, 03/04/27	9,465	9,181,671
3.13%, 05/20/26	5,690	5,627,778
3.30%, 05/03/27	8,435	8,293,493
4.05%, 05/03/29	5,295	5,264,532
4.05%, 12/03/42	6,525	5,441,191
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	5,406	5,220,388
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	6,575	6,634,870
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	3,135	3,063,479
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	6,575	6,680,640
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	3,695	3,744,839
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	7,265	7,250,242
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	3,775	3,843,164
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	4,565	4,621,887
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	6,240	6,397,399
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	6,530	6,506,073
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	3,625	3,662,828
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(a)	3,905	3,934,802
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	5,975	6,179,118
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	1,060	1,066,666
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)	4,650	4,764,215
5.85%, 11/05/27	7,625	7,922,947

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	$2,010	$2,061,323
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	4,380	4,744,601
American Express Credit Corp., 3.30%, 05/03/27	2,662	2,616,947
Ameriprise Financial Inc.
2.88%, 09/15/26	3,343	3,286,115
4.50%, 05/13/32	2,905	2,845,198
5.15%, 05/15/33	2,765	2,795,300
5.20%, 04/15/35	2,125	2,127,304
5.70%, 12/15/28	3,050	3,194,070
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,262,134
Apollo Global Management Inc.
5.80%, 05/21/54	1,820	1,739,773
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)	2,240	2,101,345
6.38%, 11/15/33	2,014	2,176,400
Ares Management Corp.
5.60%, 10/11/54	1,925	1,758,023
6.38%, 11/10/28	600	633,636
BGC Group Inc.
6.15%, 04/02/30(c)	1,075	1,073,840
6.60%, 06/10/29	1,540	1,576,055
8.00%, 05/25/28	1,715	1,816,657
Blue Owl Finance LLC
3.13%, 06/10/31	2,780	2,427,053
4.13%, 10/07/51	560	378,188
4.38%, 02/15/32	1,570	1,446,587
6.25%, 04/18/34	4,090	4,131,032
Brookfield Asset Management Ltd., 5.80%, 04/24/35	1,635	1,661,295
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,870	1,942,105
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	4,850	4,038,035
Brookfield Finance Inc.
2.72%, 04/15/31	2,885	2,561,789
3.50%, 03/30/51	2,946	1,942,563
3.63%, 02/15/52	2,197	1,470,338
3.90%, 01/25/28	6,451	6,345,127
4.25%, 06/02/26	3,159	3,146,773
4.35%, 04/15/30	4,614	4,505,300
4.70%, 09/20/47	4,466	3,659,662
4.85%, 03/29/29(b)	5,102	5,125,463
5.68%, 01/15/35	2,160	2,179,556
5.97%, 03/04/54	2,275	2,209,592
6.35%, 01/05/34	2,965	3,131,166
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	3,250	2,125,960
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	5,735	5,501,290
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)(b)	4,623	3,805,989
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	2,750	2,344,328
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	3,955	3,725,833
3.65%, 05/11/27	4,557	4,484,035
3.75%, 07/28/26	6,712	6,632,097
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 03/09/27	$5,989	$5,914,429
3.80%, 01/31/28	6,115	5,997,009
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	6,840	6,874,253
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	4,125	4,163,372
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	5,040	4,955,591
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	2,535	2,576,054
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	4,252	4,333,312
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	3,915	4,011,318
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	5,630	5,679,304
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	4,505	4,560,125
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	4,570	4,670,544
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	50	49,272
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	7,110	7,409,323
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	7,715	8,056,063
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	3,490	3,611,206
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	4,935	5,498,445
Cboe Global Markets Inc.
1.63%, 12/15/30	3,550	3,037,546
3.00%, 03/16/32	1,670	1,498,046
3.65%, 01/12/27	4,459	4,421,490
Charles Schwab Corp. (The)
1.15%, 05/13/26	6,043	5,848,023
1.65%, 03/11/31	3,654	3,095,834
1.95%, 12/01/31	3,866	3,248,507
2.00%, 03/20/28	4,792	4,511,338
2.30%, 05/13/31	3,538	3,115,276
2.45%, 03/03/27	5,820	5,644,732
2.75%, 10/01/29	3,249	3,037,526
2.90%, 03/03/32	4,508	3,969,362
3.20%, 03/02/27	4,297	4,221,157
3.20%, 01/25/28	4,593	4,476,349
3.25%, 05/22/29	3,295	3,156,016
3.30%, 04/01/27	4,665	4,587,462
4.00%, 02/01/29	3,578	3,547,938
4.63%, 03/22/30	3,048	3,087,035
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	2,460	2,550,004
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	5,220	5,451,989
5.88%, 08/24/26	4,313	4,396,927
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	4,885	5,188,053
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	4,560	4,839,189
CI Financial Corp.
3.20%, 12/17/30	4,663	4,069,498
4.10%, 06/15/51	750	513,403
CME Group Inc.
2.65%, 03/15/32	3,911	3,478,294

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 06/15/28	$6,303	$6,261,392
4.15%, 06/15/48	3,538	2,926,580
4.40%, 03/15/30	1,625	1,639,263
5.30%, 09/15/43	3,409	3,386,075
Credit Suisse USA LLC, 7.13%, 07/15/32	2,591	2,923,457
Discover Financial Services
4.10%, 02/09/27	4,650	4,608,648
6.70%, 11/29/32	3,115	3,337,119
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	4,095	4,696,383
Eaton Vance Corp., 3.50%, 04/06/27	3,389	3,329,015
Enact Holdings Inc., 6.25%, 05/28/29	2,570	2,631,625
Franklin Resources Inc.
1.60%, 10/30/30	3,927	3,358,093
2.95%, 08/12/51	1,780	1,078,363
Intercontinental Exchange Inc.
1.85%, 09/15/32	6,498	5,322,167
2.10%, 06/15/30	6,287	5,624,472
2.65%, 09/15/40	4,558	3,266,528
3.00%, 06/15/50	6,652	4,286,287
3.00%, 09/15/60	4,830	2,895,850
3.10%, 09/15/27	4,655	4,538,876
3.63%, 09/01/28	940	921,068
3.75%, 09/21/28	3,727	3,663,122
4.00%, 09/15/27	6,285	6,254,835
4.25%, 09/21/48	6,150	4,972,195
4.35%, 06/15/29	7,190	7,206,499
4.60%, 03/15/33	6,440	6,348,848
4.95%, 06/15/52	5,482	4,882,813
5.20%, 06/15/62	4,515	4,072,964
5.25%, 06/15/31	3,080	3,190,654
Invesco Finance PLC, 5.38%, 11/30/43	1,899	1,750,982
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	1,105	1,055,031
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,575	3,859,151
2.75%, 10/15/32	4,185	3,427,284
4.15%, 01/23/30	4,470	4,306,130
4.85%, 01/15/27	4,438	4,464,674
5.88%, 07/21/28	4,895	5,025,878
6.20%, 04/14/34	4,670	4,731,883
6.25%, 01/15/36	3,003	3,051,875
6.45%, 06/08/27	2,336	2,415,067
6.50%, 01/20/43	2,009	1,985,772
Lazard Group LLC
3.63%, 03/01/27	2,736	2,676,421
4.38%, 03/11/29	3,537	3,466,656
4.50%, 09/19/28	2,148	2,122,743
6.00%, 03/15/31	1,905	1,958,270
Legg Mason Inc., 5.63%, 01/15/44	2,798	2,686,934
LPL Holdings Inc.
4.90%, 04/03/28	525	527,418
5.15%, 06/15/30	525	526,810
5.20%, 03/15/30	3,520	3,552,295
5.65%, 03/15/35	2,200	2,174,969
5.70%, 05/20/27	2,285	2,330,332
5.75%, 06/15/35	545	541,985
6.00%, 05/20/34	2,160	2,198,608
6.75%, 11/17/28	1,705	1,812,537
Marex Group PLC, 6.40%, 11/04/29	2,150	2,196,063
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
1.90%, 03/15/31	$4,290	$3,771,292
2.00%, 11/18/31	4,330	3,735,008
2.95%, 11/21/26	3,901	3,841,862
2.95%, 06/01/29	5,439	5,205,874
2.95%, 03/15/51	3,260	2,133,797
3.30%, 03/26/27	6,050	5,985,858
3.35%, 03/26/30	7,700	7,414,490
3.50%, 02/26/28	3,255	3,219,163
3.65%, 06/01/49	4,526	3,419,043
3.80%, 11/21/46	2,702	2,140,887
3.85%, 03/26/50	6,639	5,189,892
3.95%, 02/26/48	2,436	1,946,485
4.10%, 01/15/28	1,960	1,970,634
4.35%, 01/15/32	3,315	3,284,173
4.55%, 03/15/28	1,685	1,710,615
4.55%, 01/15/35	3,010	2,939,115
4.85%, 03/09/33	4,251	4,287,240
4.88%, 03/09/28	4,935	5,056,578
4.88%, 05/09/34	4,190	4,215,349
4.95%, 03/15/32	2,735	2,790,415
Nasdaq Inc.
1.65%, 01/15/31	4,206	3,597,342
2.50%, 12/21/40	3,860	2,631,633
3.25%, 04/28/50	4,558	3,015,061
3.85%, 06/30/26	5,861	5,835,996
3.95%, 03/07/52	1,347	996,542
5.35%, 06/28/28(b)	5,751	5,906,517
5.55%, 02/15/34	5,203	5,339,304
5.95%, 08/15/53	1,659	1,666,643
6.10%, 06/28/63	2,069	2,066,633
Nomura Holdings Inc.
1.65%, 07/14/26	6,095	5,886,592
2.17%, 07/14/28	5,422	5,017,536
2.33%, 01/22/27	6,398	6,154,293
2.61%, 07/14/31	4,505	3,906,468
2.68%, 07/16/30	4,760	4,252,345
2.71%, 01/22/29	3,310	3,072,643
3.00%, 01/22/32	3,445	2,989,825
3.10%, 01/16/30	5,225	4,831,931
5.39%, 07/06/27	2,385	2,419,022
5.59%, 07/02/27	3,045	3,102,482
5.61%, 07/06/29	2,680	2,750,572
5.78%, 07/03/34(b)	4,135	4,203,181
5.84%, 01/18/28	3,495	3,595,839
6.07%, 07/12/28	3,210	3,339,065
6.09%, 07/12/33(b)	2,727	2,856,253
6.18%, 01/18/33	2,220	2,324,557
ORIX Corp.
2.25%, 03/09/31	3,225	2,814,122
3.70%, 07/18/27	3,253	3,203,984
4.00%, 04/13/32	2,613	2,439,223
4.65%, 09/10/29	1,450	1,451,380
5.00%, 09/13/27(b)	1,913	1,938,850
5.20%, 09/13/32	2,320	2,337,278
5.40%, 02/25/35	2,125	2,126,041
Radian Group Inc.
4.88%, 03/15/27	3,100	3,087,064
6.20%, 05/15/29	2,760	2,852,136
Raymond James Financial Inc.
3.75%, 04/01/51	3,495	2,480,967

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.65%, 04/01/30	$3,832	$3,858,541
4.95%, 07/15/46	3,509	3,101,164
Stifel Financial Corp., 4.00%, 05/15/30	2,477	2,361,261
Synchrony Financial
2.88%, 10/28/31	3,891	3,293,277
3.70%, 08/04/26	2,177	2,127,585
3.95%, 12/01/27	4,552	4,427,126
5.15%, 03/19/29	3,017	2,983,965
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	2,770	2,805,993
TPG Operating Group II LP, 5.88%, 03/05/34	2,655	2,678,948
Visa Inc.
0.75%, 08/15/27	3,079	2,876,947
1.10%, 02/15/31	5,712	4,843,862
1.90%, 04/15/27	7,446	7,183,267
2.00%, 08/15/50	7,793	4,222,268
2.05%, 04/15/30	7,656	6,938,621
2.70%, 04/15/40	4,759	3,578,775
2.75%, 09/15/27	4,124	4,019,126
3.65%, 09/15/47	3,774	2,889,316
4.15%, 12/14/35	8,674	8,256,183
4.30%, 12/14/45	15,079	12,963,908
Voya Financial Inc.
3.65%, 06/15/26	3,012	2,982,026
4.70%, 01/23/48(a)	1,469	1,345,524
4.80%, 06/15/46	2,039	1,731,433
5.00%, 09/20/34	1,770	1,691,269
5.70%, 07/15/43	2,343	2,232,048
Western Union Co. (The)
2.75%, 03/15/31	2,270	1,961,219
6.20%, 11/17/36(b)	2,647	2,659,898
		1,072,489,782
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	1,865	1,224,753
3.80%, 10/01/47	1,511	1,048,550
3.95%, 06/01/28	2,262	2,219,606
4.70%, 05/15/32	2,410	2,336,836
5.25%, 05/15/52	2,290	1,995,940
5.40%, 06/01/33	1,960	1,962,242
5.45%, 05/15/29	1,820	1,865,530
5.70%, 05/15/34	1,710	1,721,642
Series G, 4.15%, 05/01/49	1,556	1,163,837
Series H, 3.45%, 01/15/50	2,257	1,518,166
Series I, 2.10%, 07/01/30	3,105	2,718,863
AEP Transmission Co. LLC
3.10%, 12/01/26	2,718	2,666,480
3.15%, 09/15/49	739	488,360
3.75%, 12/01/47	2,525	1,874,787
3.80%, 06/15/49	1,876	1,364,260
4.00%, 12/01/46	1,740	1,365,866
4.25%, 09/15/48	1,772	1,413,310
4.50%, 06/15/52	1,940	1,599,322
5.15%, 04/01/34	1,635	1,632,611
5.40%, 03/15/53	2,610	2,456,923
Series M, 3.65%, 04/01/50	2,660	1,932,216
Series N, 2.75%, 08/15/51	1,884	1,119,236
AES Corp. (The)
2.45%, 01/15/31	6,060	5,190,609
5.45%, 06/01/28	4,370	4,437,271
Security	Par (000)	Value
Electric (continued)
Alabama Power Co.
3.00%, 03/15/52	$3,090	$1,953,855
3.05%, 03/15/32	1,020	919,720
3.13%, 07/15/51	2,845	1,859,384
3.45%, 10/01/49	2,858	1,999,468
3.75%, 09/01/27	2,310	2,298,599
3.75%, 03/01/45	3,358	2,586,633
3.85%, 12/01/42	1,487	1,179,878
3.94%, 09/01/32	2,740	2,588,451
4.15%, 08/15/44	2,040	1,665,823
4.30%, 01/02/46	1,802	1,496,251
5.10%, 04/02/35	1,305	1,309,784
5.85%, 11/15/33	1,455	1,543,748
6.00%, 03/01/39	754	804,950
6.13%, 05/15/38	1,075	1,157,991
Series 20-A, 1.45%, 09/15/30	3,214	2,755,936
Series A, 4.30%, 07/15/48	2,396	1,968,892
Series B, 3.70%, 12/01/47	2,626	1,958,352
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	1,110	1,117,383
Ameren Corp.
1.75%, 03/15/28	2,311	2,142,896
1.95%, 03/15/27	3,075	2,943,595
3.50%, 01/15/31	3,555	3,330,352
5.00%, 01/15/29	3,309	3,355,129
5.38%, 03/15/35	1,500	1,498,734
5.70%, 12/01/26	3,570	3,633,214
Ameren Illinois Co.
1.55%, 11/15/30	1,767	1,524,164
2.90%, 06/15/51	1,789	1,109,849
3.25%, 03/15/50	1,572	1,059,172
3.70%, 12/01/47	2,491	1,854,636
3.80%, 05/15/28	2,382	2,365,375
3.85%, 09/01/32	2,215	2,069,556
4.15%, 03/15/46	2,406	1,958,653
4.50%, 03/15/49	2,409	2,031,260
4.95%, 06/01/33	2,180	2,181,401
5.55%, 07/01/54	2,835	2,766,906
5.63%, 03/01/55	1,510	1,482,536
5.90%, 12/01/52	1,775	1,819,967
American Electric Power Co. Inc.
2.30%, 03/01/30	2,531	2,265,554
3.20%, 11/13/27(b)	2,993	2,914,874
3.25%, 03/01/50	1,597	1,017,177
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	3,330	3,137,440
5.20%, 01/15/29	5,045	5,150,356
5.63%, 03/01/33	3,101	3,179,049
5.75%, 11/01/27	2,990	3,083,072
5.95%, 11/01/32	2,214	2,313,201
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)	2,450	2,476,030
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)	1,010	1,022,272
Series J, 4.30%, 12/01/28	3,335	3,310,538
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,241,227
4.45%, 06/01/45	1,778	1,423,168
4.50%, 08/01/32	2,625	2,516,845
5.65%, 04/01/34	1,790	1,817,228
7.00%, 04/01/38	1,865	2,075,747
Series AA, 2.70%, 04/01/31	1,452	1,291,284
Series X, 3.30%, 06/01/27	2,179	2,130,395
Series Y, 4.50%, 03/01/49	1,950	1,551,627

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series Z, 3.70%, 05/01/50	$2,270	$1,574,397
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,675,143
2.60%, 08/15/29	2,505	2,311,957
2.65%, 09/15/50	2,051	1,184,353
2.95%, 09/15/27	2,124	2,053,785
3.35%, 05/15/50	2,672	1,787,028
3.50%, 12/01/49	1,763	1,183,896
3.75%, 05/15/46	1,786	1,323,718
4.20%, 08/15/48	1,523	1,169,646
4.25%, 03/01/49	1,855	1,424,197
4.35%, 11/15/45	2,332	1,875,791
4.50%, 04/01/42	2,215	1,866,858
5.05%, 09/01/41	1,695	1,551,028
5.55%, 08/01/33	2,065	2,086,407
5.70%, 08/15/34	2,010	2,038,235
6.35%, 12/15/32	1,765	1,876,841
Atlantic City Electric Co.
2.30%, 03/15/31	1,849	1,623,287
4.00%, 10/15/28	1,967	1,955,074
Avangrid Inc., 3.80%, 06/01/29	4,318	4,180,363
Avista Corp.
4.00%, 04/01/52	2,985	2,158,072
4.35%, 06/01/48	2,320	1,873,914
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,055	2,685,606
2.40%, 08/15/26	2,033	1,985,703
2.90%, 06/15/50	1,725	1,070,628
3.20%, 09/15/49	1,950	1,293,660
3.50%, 08/15/46	2,480	1,782,457
3.75%, 08/15/47	1,659	1,227,406
4.25%, 09/15/48	1,594	1,272,688
4.55%, 06/01/52	2,352	1,950,031
5.30%, 06/01/34	1,495	1,516,442
5.40%, 06/01/53	2,825	2,635,288
5.65%, 06/01/54	1,680	1,639,309
6.35%, 10/01/36	1,280	1,382,364
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,711	2,287,091
2.85%, 05/15/51	6,845	4,071,857
3.25%, 04/15/28	3,477	3,395,748
3.70%, 07/15/30	5,030	4,860,088
3.80%, 07/15/48	3,421	2,489,090
4.25%, 10/15/50	3,687	2,857,740
4.45%, 01/15/49	4,576	3,694,085
4.50%, 02/01/45	3,004	2,536,638
4.60%, 05/01/53	4,475	3,656,080
5.15%, 11/15/43	3,318	3,089,897
5.95%, 05/15/37	2,448	2,570,225
6.13%, 04/01/36	6,588	6,947,343
Black Hills Corp.
2.50%, 06/15/30	1,697	1,509,058
3.05%, 10/15/29	2,722	2,529,925
3.15%, 01/15/27	2,954	2,874,332
3.88%, 10/15/49	2,514	1,802,591
4.20%, 09/15/46	970	765,695
4.35%, 05/01/33	1,515	1,422,826
5.95%, 03/15/28	3,040	3,157,087
6.00%, 01/15/35	1,960	2,022,955
6.15%, 05/15/34	1,365	1,421,373
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	$2,115	$1,625,990
3.60%, 03/01/52	1,500	1,065,154
3.95%, 03/01/48	2,638	2,033,374
4.50%, 04/01/44	2,703	2,328,962
4.80%, 03/15/30	2,125	2,160,457
4.95%, 04/01/33	2,165	2,161,677
5.05%, 03/01/35	1,265	1,256,151
5.15%, 03/01/34	1,140	1,144,389
5.20%, 10/01/28	2,365	2,438,450
5.30%, 04/01/53	510	474,109
Series AA, 3.00%, 02/01/27	1,980	1,941,461
Series AC, 4.25%, 02/01/49	2,447	1,956,373
Series AD, 2.90%, 07/01/50	2,570	1,616,222
Series AE, 2.35%, 04/01/31	1,775	1,558,358
Series AF, 3.35%, 04/01/51	2,110	1,455,384
Series AG, 3.00%, 03/01/32	1,235	1,102,249
Series ai., 4.45%, 10/01/32	2,825	2,739,394
Series AJ, 4.85%, 10/01/52	2,210	1,938,989
Series K2, 6.95%, 03/15/33	645	721,879
Series Z, 2.40%, 09/01/26	2,278	2,222,316
CenterPoint Energy Inc.
1.45%, 06/01/26	2,790	2,699,407
2.65%, 06/01/31	1,630	1,437,229
2.95%, 03/01/30	3,278	3,031,869
3.70%, 09/01/49	2,680	1,897,855
5.25%, 08/10/26	1,650	1,664,695
5.40%, 06/01/29	2,815	2,896,955
6.70%, 05/15/55, (5-year CMT + 2.586%)(a)	1,100	1,085,417
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	2,290	2,341,165
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)(b)	1,340	1,340,085
Cleco Corporate Holdings LLC
3.74%, 05/01/26	691	681,993
4.97%, 05/01/46	1,909	1,556,096
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,279	1,317,851
CMS Energy Corp.
3.00%, 05/15/26	1,429	1,404,188
3.45%, 08/15/27	2,498	2,448,168
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	1,650	1,427,572
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	2,830	2,653,585
4.88%, 03/01/44	1,495	1,320,208
6.50%, 06/01/55, (5-year CMT + 1.961%)(a)	70	68,362
Commonwealth Edison Co.
2.20%, 03/01/30	1,955	1,765,736
2.55%, 06/15/26	2,660	2,618,805
3.00%, 03/01/50	2,630	1,669,654
3.15%, 03/15/32	1,155	1,038,463
3.65%, 06/15/46	3,334	2,465,101
3.70%, 08/15/28	3,875	3,820,215
3.70%, 03/01/45	1,780	1,347,556
3.80%, 10/01/42	1,074	850,053
4.00%, 03/01/48	3,670	2,835,217
4.00%, 03/01/49	1,981	1,516,205
4.35%, 11/15/45	2,111	1,736,876
4.60%, 08/15/43	1,335	1,156,824
4.70%, 01/15/44	1,575	1,382,271
4.90%, 02/01/33	1,165	1,161,757
5.30%, 06/01/34	1,135	1,156,480

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 02/01/53	$2,050	$1,903,899
5.65%, 06/01/54	1,235	1,203,579
5.90%, 03/15/36	2,064	2,169,996
6.45%, 01/15/38	2,082	2,284,637
Series 122, 2.95%, 08/15/27	3,067	2,988,625
Series 123, 3.75%, 08/15/47	3,090	2,290,898
Series 127, 3.20%, 11/15/49	1,648	1,087,006
Series 130, 3.13%, 03/15/51	3,150	2,040,071
Series 131, 2.75%, 09/01/51	2,130	1,261,331
Series 133, 3.85%, 03/15/52	1,870	1,384,597
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,451	2,686,965
4.30%, 04/15/44	2,460	2,042,655
4.65%, 01/01/29	1,535	1,551,343
4.90%, 07/01/33	1,315	1,302,285
4.95%, 01/15/30	2,020	2,062,556
4.95%, 08/15/34	1,345	1,326,789
5.25%, 01/15/53	2,450	2,282,093
Series A, 2.05%, 07/01/31	2,030	1,757,798
Series A, 3.20%, 03/15/27	2,988	2,939,931
Series A, 4.15%, 06/01/45	755	615,385
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,321,471
3.20%, 12/01/51	1,830	1,182,317
3.60%, 06/15/61	3,698	2,453,701
3.70%, 11/15/59	3,043	2,078,449
3.80%, 05/15/28(b)	3,191	3,153,653
3.85%, 06/15/46	3,369	2,580,474
3.95%, 03/01/43	2,901	2,313,173
4.45%, 03/15/44	3,928	3,335,846
4.50%, 12/01/45	3,367	2,842,293
4.50%, 05/15/58	3,214	2,554,866
4.63%, 12/01/54	2,977	2,452,673
5.20%, 03/01/33	2,070	2,102,667
5.38%, 05/15/34	1,700	1,738,726
5.50%, 03/15/34	2,901	3,001,429
5.70%, 06/15/40	1,997	2,027,435
5.70%, 05/15/54	2,850	2,805,631
5.90%, 11/15/53	3,280	3,301,182
6.15%, 11/15/52	3,520	3,658,986
Series 05-A, 5.30%, 03/01/35	1,140	1,157,882
Series 06-A, 5.85%, 03/15/36	2,737	2,869,914
Series 06-B, 6.20%, 06/15/36	1,012	1,089,361
Series 07-A, 6.30%, 08/15/37	1,503	1,622,139
Series 08-B, 6.75%, 04/01/38	2,043	2,304,440
Series 09-C, 5.50%, 12/01/39	2,851	2,841,948
Series 12-A, 4.20%, 03/15/42	2,023	1,685,864
Series 2017, 3.88%, 06/15/47	3,067	2,334,026
Series 20A, 3.35%, 04/01/30	3,604	3,444,120
Series 20B, 3.95%, 04/01/50	4,874	3,732,426
Series A, 4.13%, 05/15/49	3,297	2,560,331
Series B, 3.13%, 11/15/27	1,313	1,279,642
Series C, 3.00%, 12/01/60	2,428	1,409,293
Series C, 4.00%, 11/15/57	1,505	1,075,129
Series C, 4.30%, 12/01/56	2,359	1,824,502
Series D, 4.00%, 12/01/28	3,057	3,039,685
Series E, 4.65%, 12/01/48	2,914	2,467,108
Constellation Energy Generation LLC
5.60%, 03/01/28	3,675	3,790,441
5.60%, 06/15/42	3,893	3,715,916
5.75%, 10/01/41	3,121	3,038,566
Security	Par (000)	Value
Electric (continued)
5.75%, 03/15/54	$3,935	$3,721,467
5.80%, 03/01/33	2,700	2,795,815
6.13%, 01/15/34	2,200	2,312,294
6.25%, 10/01/39	2,452	2,550,377
6.50%, 10/01/53	3,805	3,932,134
Consumers Energy Co.
2.50%, 05/01/60	2,245	1,215,645
2.65%, 08/15/52	1,357	801,381
3.10%, 08/15/50	2,755	1,826,592
3.25%, 08/15/46	2,328	1,658,984
3.50%, 08/01/51	2,786	1,975,947
3.60%, 08/15/32	1,490	1,371,974
3.75%, 02/15/50	1,861	1,393,553
3.80%, 11/15/28	906	895,368
3.95%, 05/15/43	1,581	1,275,928
3.95%, 07/15/47	1,743	1,363,630
4.05%, 05/15/48	2,622	2,068,479
4.20%, 09/01/52	2,360	1,887,287
4.35%, 04/15/49	2,551	2,118,676
4.50%, 01/15/31	2,295	2,307,990
4.60%, 05/30/29	3,450	3,485,635
4.63%, 05/15/33	4,965	4,851,840
4.65%, 03/01/28	2,795	2,833,592
4.70%, 01/15/30	1,345	1,363,658
4.90%, 02/15/29	2,960	3,020,182
5.05%, 05/15/35	850	852,326
Dayton Power & Light Co. (The), 3.95%, 06/15/49	2,900	2,131,185
Delmarva Power & Light Co., 4.15%, 05/15/45	1,799	1,454,275
Dominion Energy Inc.
4.25%, 06/01/28	2,952	2,942,924
4.35%, 08/15/32	1,640	1,549,250
4.70%, 12/01/44	2,110	1,769,063
4.85%, 08/15/52	2,755	2,297,242
5.00%, 06/15/30	2,150	2,172,424
5.38%, 11/15/32	3,870	3,914,682
5.45%, 03/15/35	2,350	2,341,171
6.63%, 05/15/55, (5-year CMT + 2.207%)(a)	660	651,492
7.00%, 06/15/38	975	1,087,548
Series A, 4.60%, 03/15/49	1,805	1,452,824
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	340	350,197
Series B, 3.30%, 04/15/41	2,300	1,659,559
Series B, 3.60%, 03/15/27	1,925	1,894,178
Series B, 5.95%, 06/15/35	2,307	2,386,045
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	4,050	4,222,858
Series C, 2.25%, 08/15/31	3,003	2,573,830
Series C, 3.38%, 04/01/30	6,529	6,139,553
Series C, 4.05%, 09/15/42	1,475	1,162,488
Series C, 4.90%, 08/01/41	2,360	2,075,137
Series D, 2.85%, 08/15/26	2,248	2,199,978
Series E, 6.30%, 03/15/33	1,495	1,577,270
Series F, 5.25%, 08/01/33	2,235	2,217,895
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	1,915	1,673,409
5.10%, 06/01/65	2,170	1,879,875
5.30%, 05/15/33	1,535	1,561,490
5.45%, 02/01/41	1,235	1,194,240
6.05%, 01/15/38	2,195	2,310,616
6.25%, 10/15/53	2,020	2,143,355

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.63%, 02/01/32	$625	$683,239
Series 2025, 5.30%, 01/15/35	985	996,717
Series A, 2.30%, 12/01/31	2,330	2,029,899
DTE Electric Co.
2.25%, 03/01/30	2,767	2,513,017
2.95%, 03/01/50	2,502	1,605,862
3.70%, 03/15/45	2,560	1,961,860
3.70%, 06/01/46	1,500	1,133,367
3.75%, 08/15/47	2,307	1,734,650
3.95%, 03/01/49	3,004	2,332,333
4.30%, 07/01/44	1,706	1,422,481
4.85%, 12/01/26	2,360	2,392,808
5.20%, 04/01/33	2,655	2,693,406
5.20%, 03/01/34	2,215	2,243,019
5.40%, 04/01/53	2,665	2,572,720
Series A, 1.90%, 04/01/28	3,545	3,334,926
Series A, 3.00%, 03/01/32	2,365	2,118,889
Series A, 4.00%, 04/01/43	1,697	1,371,447
Series A, 4.05%, 05/15/48	2,456	1,953,476
Series B, 3.25%, 04/01/51	2,326	1,565,714
Series B, 3.65%, 03/01/52	1,835	1,324,993
Series C, 2.63%, 03/01/31	2,500	2,262,269
DTE Energy Co.
2.85%, 10/01/26	4,125	4,037,127
2.95%, 03/01/30	1,653	1,522,161
4.88%, 06/01/28	4,195	4,236,250
4.95%, 07/01/27	4,285	4,329,396
5.10%, 03/01/29	5,570	5,651,393
5.20%, 04/01/30	4,250	4,326,564
5.85%, 06/01/34	3,665	3,781,709
Series C, 3.40%, 06/15/29	2,435	2,319,829
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,296,760
2.45%, 02/01/30	2,415	2,215,305
2.55%, 04/15/31	2,738	2,450,840
2.85%, 03/15/32	2,510	2,224,306
2.95%, 12/01/26	2,897	2,845,746
3.20%, 08/15/49	3,105	2,066,542
3.45%, 04/15/51	2,585	1,794,000
3.55%, 03/15/52	2,520	1,764,443
3.70%, 12/01/47	2,317	1,705,815
3.75%, 06/01/45	2,404	1,829,338
3.88%, 03/15/46	2,840	2,200,474
3.95%, 11/15/28	3,761	3,730,842
3.95%, 03/15/48	2,225	1,696,585
4.00%, 09/30/42	1,854	1,502,844
4.25%, 12/15/41	1,789	1,516,932
4.85%, 03/15/30	1,075	1,096,938
4.85%, 01/15/34	2,595	2,566,779
4.95%, 01/15/33	4,250	4,273,376
5.25%, 03/15/35	1,825	1,853,775
5.30%, 02/15/40	3,535	3,491,772
5.35%, 01/15/53	2,155	2,029,758
5.40%, 01/15/54	4,119	3,925,522
6.00%, 01/15/38	1,442	1,518,956
6.05%, 04/15/38	1,955	2,061,754
6.10%, 06/01/37	2,320	2,446,721
6.45%, 10/15/32	1,660	1,810,889
Series A, 6.00%, 12/01/28	1,804	1,900,240
Duke Energy Corp.
2.45%, 06/01/30	3,470	3,117,099
Security	Par (000)	Value
Electric (continued)
2.55%, 06/15/31	$3,285	$2,884,170
2.65%, 09/01/26	4,784	4,672,191
3.15%, 08/15/27	3,983	3,878,549
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	2,487	2,340,142
3.30%, 06/15/41	3,758	2,733,253
3.40%, 06/15/29	2,687	2,569,540
3.50%, 06/15/51	3,670	2,441,096
3.75%, 09/01/46	6,557	4,729,566
3.95%, 08/15/47	2,420	1,771,945
4.20%, 06/15/49	2,840	2,157,851
4.30%, 03/15/28	4,460	4,458,308
4.50%, 08/15/32	5,160	4,988,666
4.80%, 12/15/45	3,044	2,577,857
4.85%, 01/05/27	2,175	2,194,319
4.85%, 01/05/29	2,265	2,294,420
5.00%, 12/08/27	2,810	2,852,880
5.00%, 08/15/52	4,545	3,890,126
5.45%, 06/15/34(b)	2,980	3,028,611
5.75%, 09/15/33	2,970	3,092,167
5.80%, 06/15/54	2,900	2,791,137
6.10%, 09/15/53	3,165	3,159,571
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	600	601,167
Duke Energy Florida LLC
1.75%, 06/15/30	2,690	2,358,651
2.40%, 12/15/31	3,425	3,003,861
2.50%, 12/01/29	3,313	3,064,515
3.00%, 12/15/51	2,122	1,330,859
3.20%, 01/15/27	4,772	4,707,798
3.40%, 10/01/46	3,213	2,270,083
3.80%, 07/15/28	2,740	2,705,817
3.85%, 11/15/42	2,111	1,662,545
4.20%, 07/15/48	2,115	1,679,999
5.65%, 04/01/40	1,856	1,872,529
5.88%, 11/15/33	2,325	2,460,732
5.95%, 11/15/52	2,195	2,224,331
6.20%, 11/15/53	2,580	2,709,652
6.35%, 09/15/37	1,811	1,987,135
6.40%, 06/15/38	4,615	5,017,010
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33	705	633,427
Series 2035, 3.11%, 09/01/38(b)	1,165	982,960
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,879,422
3.75%, 05/15/46	1,734	1,299,952
5.25%, 03/01/34	1,530	1,554,049
5.40%, 04/01/53	2,210	2,064,043
6.12%, 10/15/35	1,169	1,236,897
6.35%, 08/15/38	1,453	1,579,599
6.45%, 04/01/39	2,073	2,256,383
Series WWW, 4.90%, 07/15/43	1,519	1,373,865
Series YYY, 3.25%, 10/01/49	2,740	1,817,635
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,128	1,902,769
3.65%, 02/01/29	2,311	2,261,688
3.70%, 06/15/46	1,922	1,416,643
4.30%, 02/01/49	2,057	1,627,668
5.25%, 04/01/33	2,050	2,083,399
5.55%, 03/15/54	1,750	1,668,395
5.65%, 04/01/53	1,565	1,511,394
Duke Energy Progress LLC
2.00%, 08/15/31	3,325	2,862,619

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.50%, 08/15/50	$3,335	$1,908,623
2.90%, 08/15/51	2,229	1,373,932
3.40%, 04/01/32	2,480	2,269,025
3.45%, 03/15/29	3,132	3,038,420
3.60%, 09/15/47	2,756	1,994,566
3.70%, 09/01/28	3,131	3,082,981
3.70%, 10/15/46	2,604	1,938,436
4.00%, 04/01/52	1,440	1,088,533
4.10%, 05/15/42	1,100	906,823
4.10%, 03/15/43	1,819	1,481,198
4.15%, 12/01/44	2,699	2,190,306
4.20%, 08/15/45	1,604	1,308,383
4.35%, 03/06/27(b)	630	634,746
4.38%, 03/30/44	2,217	1,873,587
5.05%, 03/15/35	1,875	1,868,198
5.10%, 03/15/34	2,700	2,709,830
5.25%, 03/15/33	2,005	2,044,544
5.35%, 03/15/53	2,435	2,275,326
5.55%, 03/15/55	1,875	1,814,386
6.30%, 04/01/38	1,620	1,740,759
Edison International
4.13%, 03/15/28(b)	3,025	2,921,117
5.25%, 11/15/28(b)	2,525	2,503,564
5.25%, 03/15/32	1,260	1,203,923
5.45%, 06/15/29	2,400	2,373,512
5.75%, 06/15/27(b)	3,428	3,448,805
6.25%, 03/15/30(b)	260	263,337
6.95%, 11/15/29(b)	2,635	2,745,277
El Paso Electric Co.
5.00%, 12/01/44	1,291	1,117,597
6.00%, 05/15/35	729	751,110
Emera U.S. Finance LP
2.64%, 06/15/31	2,590	2,251,668
3.55%, 06/15/26	4,350	4,281,201
4.75%, 06/15/46	5,881	4,735,530
Enel Americas SA, 4.00%, 10/25/26	3,468	3,427,606
Enel Chile SA, 4.88%, 06/12/28	4,172	4,151,721
Entergy Arkansas LLC
2.65%, 06/15/51	3,043	1,770,634
3.35%, 06/15/52	2,040	1,353,849
4.00%, 06/01/28	1,530	1,523,045
4.20%, 04/01/49	2,694	2,126,024
5.15%, 01/15/33	2,015	2,041,442
5.30%, 09/15/33	1,465	1,493,955
5.45%, 06/01/34	1,325	1,362,035
5.75%, 06/01/54	1,475	1,451,025
Entergy Corp.
1.90%, 06/15/28	2,700	2,512,226
2.40%, 06/15/31	2,990	2,589,073
2.80%, 06/15/30	2,712	2,465,564
2.95%, 09/01/26	3,962	3,881,825
3.75%, 06/15/50	2,844	1,972,436
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	1,400	1,410,148
Entergy Louisiana LLC
1.60%, 12/15/30(b)	1,533	1,311,540
2.35%, 06/15/32	1,540	1,310,431
2.40%, 10/01/26(b)	2,661	2,597,392
2.90%, 03/15/51	3,120	1,927,091
3.05%, 06/01/31	1,605	1,475,863
3.10%, 06/15/41	831	601,693
3.12%, 09/01/27	2,315	2,257,693
Security	Par (000)	Value
Electric (continued)
3.25%, 04/01/28	$3,029	$2,948,339
4.00%, 03/15/33	3,262	3,044,593
4.20%, 09/01/48	4,101	3,227,739
4.20%, 04/01/50	2,631	2,058,719
4.75%, 09/15/52	2,230	1,908,814
4.95%, 01/15/45	2,440	2,129,426
5.15%, 09/15/34	3,460	3,469,491
5.35%, 03/15/34	1,910	1,938,076
5.70%, 03/15/54	3,285	3,200,293
5.80%, 03/15/55	1,675	1,649,708
Entergy Mississippi LLC
2.85%, 06/01/28	3,113	2,984,320
3.50%, 06/01/51	1,115	766,208
3.85%, 06/01/49	2,244	1,645,281
5.00%, 09/01/33	1,270	1,260,536
5.80%, 04/15/55	1,500	1,473,527
5.85%, 06/01/54	1,760	1,742,130
Entergy Texas Inc.
1.75%, 03/15/31	2,655	2,268,715
3.55%, 09/30/49	2,515	1,751,105
4.00%, 03/30/29	1,612	1,596,419
4.50%, 03/30/39	895	799,976
5.00%, 09/15/52	1,860	1,626,325
5.25%, 04/15/35	2,125	2,128,043
5.55%, 09/15/54	1,805	1,707,538
5.80%, 09/01/53	1,530	1,499,429
Evergy Inc.
2.90%, 09/15/29	5,002	4,668,379
6.65%, 06/01/55, (5-year CMT + 2.558%)(a)	850	826,693
Evergy Kansas Central Inc.
2.55%, 07/01/26	1,980	1,946,382
3.10%, 04/01/27	2,335	2,292,118
3.25%, 09/01/49	2,268	1,500,672
3.45%, 04/15/50	2,075	1,415,604
4.10%, 04/01/43	2,240	1,825,396
4.13%, 03/01/42	2,572	2,126,925
4.25%, 12/01/45	1,349	1,087,937
4.70%, 03/13/28	370	374,082
5.25%, 03/15/35	900	907,480
5.70%, 03/15/53	1,355	1,322,377
5.90%, 11/15/33	1,368	1,436,473
Evergy Metro Inc.
4.20%, 06/15/47	2,185	1,728,070
4.20%, 03/15/48	1,504	1,181,859
4.95%, 04/15/33	1,310	1,294,383
5.30%, 10/01/41	2,011	1,922,988
5.40%, 04/01/34	1,415	1,436,786
Series 2019, 4.13%, 04/01/49	1,833	1,418,484
Series 2020, 2.25%, 06/01/30	2,563	2,296,039
Eversource Energy
2.55%, 03/15/31	1,680	1,476,935
2.90%, 03/01/27	1,280	1,243,883
3.38%, 03/01/32	2,926	2,621,286
3.45%, 01/15/50	3,125	2,114,152
4.60%, 07/01/27	4,033	4,042,392
4.75%, 05/15/26	2,010	2,011,528
5.00%, 01/01/27	2,245	2,262,205
5.13%, 05/15/33	3,250	3,204,262
5.45%, 03/01/28	5,850	5,994,430
5.50%, 01/01/34	2,840	2,844,849
5.85%, 04/15/31	3,125	3,269,855

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.95%, 02/01/29	$4,240	$4,419,839
5.95%, 07/15/34	3,075	3,180,345
Series M, 3.30%, 01/15/28	1,896	1,834,414
Series O, 4.25%, 04/01/29	3,086	3,046,083
Series R, 1.65%, 08/15/30	2,681	2,291,201
Series U, 1.40%, 08/15/26	1,790	1,719,849
Exelon Corp.
2.75%, 03/15/27	3,316	3,223,729
3.35%, 03/15/32	1,265	1,145,544
4.05%, 04/15/30	5,675	5,533,805
4.10%, 03/15/52	3,055	2,299,449
4.45%, 04/15/46	2,953	2,388,775
4.70%, 04/15/50	3,047	2,504,018
4.95%, 06/15/35	1,734	1,657,266
5.10%, 06/15/45	2,785	2,490,361
5.13%, 03/15/31	2,125	2,159,991
5.15%, 03/15/28	3,890	3,969,892
5.15%, 03/15/29	1,845	1,887,045
5.30%, 03/15/33	3,765	3,812,938
5.45%, 03/15/34	3,020	3,064,410
5.60%, 03/15/53	4,635	4,353,624
5.63%, 06/15/35	2,579	2,609,739
5.88%, 03/15/55	2,135	2,080,886
6.50%, 03/15/55, (5-year CMT + 1.975%)(a)	410	407,254
FirstEnergy Corp.
2.65%, 03/01/30	4,355	3,952,777
Series B, 2.25%, 09/01/30	1,180	1,031,962
Series B, 3.90%, 07/15/27	3,190	3,154,003
Series C, 3.40%, 03/01/50	2,570	1,699,857
Series C, 4.85%, 07/15/47	1,810	1,509,841
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,395	1,381,904
5.00%, 01/15/35	1,285	1,267,197
Florida Power & Light Co.
2.45%, 02/03/32	6,193	5,405,549
2.88%, 12/04/51	5,202	3,274,761
3.15%, 10/01/49	3,209	2,141,185
3.70%, 12/01/47	3,517	2,657,458
3.80%, 12/15/42	2,026	1,612,835
3.95%, 03/01/48	4,752	3,734,146
3.99%, 03/01/49	2,705	2,122,951
4.05%, 06/01/42	2,780	2,322,636
4.05%, 10/01/44	2,448	1,999,824
4.13%, 02/01/42	2,883	2,418,816
4.13%, 06/01/48	2,391	1,927,801
4.40%, 05/15/28	3,025	3,049,828
4.45%, 05/15/26	1,925	1,927,889
4.63%, 05/15/30	3,210	3,253,828
4.80%, 05/15/33	3,055	3,039,858
4.95%, 06/01/35	1,074	1,072,044
5.00%, 08/01/34	260	260,674
5.05%, 04/01/28	5,040	5,172,692
5.10%, 04/01/33	3,720	3,771,715
5.15%, 06/15/29	3,975	4,117,833
5.25%, 02/01/41	1,929	1,873,601
5.30%, 06/15/34	4,490	4,608,719
5.30%, 04/01/53	3,375	3,206,161
5.60%, 06/15/54	3,830	3,804,347
5.63%, 04/01/34	2,065	2,163,934
5.65%, 02/01/37	1,645	1,704,604
5.69%, 03/01/40	2,418	2,486,266
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/55	$2,670	$2,678,517
5.80%, 03/15/65	995	1,007,521
5.95%, 02/01/38	2,253	2,397,520
5.96%, 04/01/39	1,440	1,517,912
Series A, 3.30%, 05/30/27	3,956	3,889,975
Fortis Inc./Canada, 3.06%, 10/04/26	6,075	5,943,832
Georgia Power Co.
3.25%, 03/30/27	3,140	3,084,481
4.30%, 03/15/42	4,728	4,012,654
4.30%, 03/15/43	1,857	1,551,622
4.55%, 03/15/30	3,165	3,182,157
4.65%, 05/16/28	4,400	4,449,584
4.70%, 05/15/32	1,990	1,974,965
4.85%, 03/15/31	2,550	2,590,966
4.95%, 05/17/33	4,790	4,777,182
5.00%, 02/23/27	1,645	1,670,518
5.13%, 05/15/52(b)	3,670	3,376,261
5.20%, 03/15/35	2,550	2,568,994
5.25%, 03/15/34	3,580	3,616,661
Series 10-C, 4.75%, 09/01/40	2,434	2,219,774
Series A, 3.25%, 03/15/51	3,490	2,323,896
Series B, 2.65%, 09/15/29	3,557	3,315,739
Series B, 3.70%, 01/30/50	2,483	1,829,270
Iberdrola International BV, 6.75%, 07/15/36	1,732	1,944,987
Idaho Power Co.
5.20%, 08/15/34	1,560	1,574,049
5.50%, 03/15/53	1,520	1,429,395
5.70%, 03/15/55	1,695	1,639,867
5.80%, 04/01/54	940	926,389
Series K, 4.20%, 03/01/48	2,291	1,837,458
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,484,899
3.85%, 05/15/28	2,109	2,074,696
4.25%, 08/15/48	1,835	1,449,398
5.63%, 04/01/53	1,930	1,865,233
6.05%, 03/15/37	655	691,812
Series K, 4.55%, 03/15/46	1,893	1,585,627
Series L, 3.75%, 07/01/47	1,408	1,033,337
Interstate Power & Light Co.
2.30%, 06/01/30	1,342	1,198,665
3.10%, 11/30/51	1,745	1,101,737
3.50%, 09/30/49	1,669	1,155,914
3.60%, 04/01/29	2,517	2,439,979
3.70%, 09/15/46	2,533	1,878,958
4.10%, 09/26/28	3,776	3,740,700
5.70%, 10/15/33	1,470	1,511,234
6.25%, 07/15/39	1,040	1,101,621
Interstate Power and Light Co.
4.95%, 09/30/34	875	852,868
5.45%, 09/30/54	1,315	1,235,452
IPALCO Enterprises Inc.
4.25%, 05/01/30	2,775	2,646,263
5.75%, 04/01/34	1,875	1,865,207
ITC Holdings Corp.
3.25%, 06/30/26	3,140	3,091,937
3.35%, 11/15/27	1,945	1,890,038
5.30%, 07/01/43	1,826	1,673,020
Jersey Central Power & Light Co., 5.10%, 01/15/35(c)	850	838,793
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	471	447,494

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	$318	$305,762
Kentucky Utilities Co.
3.30%, 06/01/50	2,550	1,703,961
4.38%, 10/01/45	2,466	2,035,530
5.13%, 11/01/40	3,454	3,276,076
5.45%, 04/15/33	1,790	1,832,508
Louisville Gas & Electric Co.
4.25%, 04/01/49	1,595	1,249,159
5.45%, 04/15/33	1,900	1,943,025
MidAmerican Energy Co.
2.70%, 08/01/52	3,020	1,793,542
3.10%, 05/01/27	3,660	3,593,599
3.15%, 04/15/50	3,522	2,345,269
3.65%, 04/15/29	5,730	5,617,293
3.65%, 08/01/48	3,603	2,677,709
3.95%, 08/01/47	2,898	2,239,414
4.25%, 05/01/46	1,715	1,406,788
4.25%, 07/15/49	4,319	3,468,255
4.40%, 10/15/44	2,202	1,859,290
4.80%, 09/15/43	1,902	1,723,697
5.30%, 02/01/55	1,730	1,616,076
5.35%, 01/15/34	2,025	2,080,713
5.75%, 11/01/35	900	948,435
5.80%, 10/15/36	1,744	1,836,246
5.85%, 09/15/54	2,145	2,171,405
6.75%, 12/30/31	1,645	1,852,208
Mississippi Power Co.
3.95%, 03/30/28	2,205	2,183,429
Series 12-A, 4.25%, 03/15/42	2,011	1,675,330
Series B, 3.10%, 07/30/51	1,428	918,186
National Grid PLC
5.42%, 01/11/34	2,890	2,923,544
5.60%, 06/12/28	870	896,986
5.81%, 06/12/33	2,197	2,276,947
National Grid USA, 5.80%, 04/01/35	1,347	1,351,725
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,262	3,148,369
1.35%, 03/15/31	2,029	1,684,599
1.65%, 06/15/31	1,855	1,561,326
2.40%, 03/15/30	2,595	2,361,150
2.75%, 04/15/32	2,270	1,973,502
3.05%, 04/25/27	2,671	2,610,455
3.40%, 02/07/28	3,440	3,364,467
3.70%, 03/15/29	1,700	1,655,929
3.90%, 11/01/28	2,143	2,109,138
4.02%, 11/01/32	2,019	1,901,341
4.12%, 09/16/27	1,980	1,979,074
4.15%, 12/15/32	1,905	1,800,532
4.30%, 03/15/49	2,169	1,763,141
4.40%, 11/01/48	2,280	1,864,246
4.75%, 02/07/28	555	563,289
4.80%, 02/05/27	2,070	2,095,236
4.80%, 03/15/28	3,760	3,824,805
4.85%, 02/07/29	1,980	2,009,661
4.95%, 02/07/30	865	881,887
5.00%, 02/07/31	2,165	2,214,176
5.00%, 08/15/34	1,715	1,706,288
5.05%, 09/15/28	2,034	2,080,738
5.10%, 05/06/27	2,275	2,312,492
Security	Par (000)	Value
Electric (continued)
5.15%, 06/15/29	$2,400	$2,462,664
5.60%, 11/13/26	2,325	2,369,981
5.80%, 01/15/33	2,890	3,023,198
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	2,090	2,151,787
Series C, 8.00%, 03/01/32	1,958	2,288,452
Nevada Power Co.
5.90%, 05/01/53	1,155	1,142,221
6.00%, 03/15/54	2,375	2,398,009
Series CC, 3.70%, 05/01/29	2,789	2,730,263
Series DD, 2.40%, 05/01/30	1,850	1,676,030
Series EE, 3.13%, 08/01/50	1,725	1,098,604
Series N, 6.65%, 04/01/36	1,765	1,930,000
Series R, 6.75%, 07/01/37	1,475	1,639,274
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	5,915	5,669,050
1.90%, 06/15/28	5,650	5,244,013
2.25%, 06/01/30	7,603	6,778,007
2.44%, 01/15/32	4,868	4,161,250
2.75%, 11/01/29	5,085	4,713,610
3.00%, 01/15/52	2,395	1,456,787
3.50%, 04/01/29	2,832	2,723,869
3.55%, 05/01/27	8,022	7,897,873
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	1,880	1,766,396
4.63%, 07/15/27	7,050	7,092,389
4.80%, 12/01/77(a)	2,633	2,484,487
4.85%, 02/04/28	2,505	2,543,993
4.90%, 02/28/28	6,315	6,406,123
4.90%, 03/15/29	4,255	4,306,873
5.00%, 02/28/30	3,575	3,645,822
5.00%, 07/15/32	4,637	4,632,851
5.05%, 03/15/30	5,335	5,418,851
5.05%, 02/28/33	4,750	4,725,831
5.25%, 03/15/34	4,970	4,953,227
5.25%, 02/28/53	5,050	4,525,184
5.30%, 03/15/32	2,645	2,701,036
5.45%, 03/15/35	3,350	3,377,053
5.55%, 03/15/54	3,520	3,288,077
5.65%, 05/01/79(a)	1,116	1,080,518
5.90%, 03/15/55	2,855	2,779,960
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	990	1,002,839
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	1,710	1,733,369
Series ., 6.50%, 08/15/55, (5-year CMT + 1.979%)(a)	220	221,616
Northern States Power Co./MN
2.25%, 04/01/31	2,530	2,247,403
2.60%, 06/01/51	1,809	1,073,028
2.90%, 03/01/50	2,994	1,915,103
3.20%, 04/01/52	2,120	1,413,726
3.40%, 08/15/42	1,638	1,229,956
3.60%, 05/15/46	1,341	997,351
3.60%, 09/15/47	2,433	1,788,606
4.00%, 08/15/45	1,657	1,328,219
4.13%, 05/15/44	1,840	1,503,683
4.50%, 06/01/52	1,900	1,586,674
5.05%, 05/15/35	3,150	3,157,532
5.10%, 05/15/53	2,760	2,523,461
5.35%, 11/01/39	840	840,126
5.40%, 03/15/54	2,845	2,712,201
5.65%, 05/15/55	1,250	1,240,002
6.20%, 07/01/37	1,453	1,592,000
6.25%, 06/01/36	1,180	1,299,679

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Northern States Power Co./WI, 5.65%, 06/15/54	$1,365	$1,353,383
NorthWestern Corp., 4.18%, 11/15/44	485	391,915
NSTAR Electric Co.
1.95%, 08/15/31	936	799,378
3.10%, 06/01/51	1,875	1,225,193
3.20%, 05/15/27	2,751	2,699,599
3.25%, 05/15/29	2,822	2,699,167
3.95%, 04/01/30	2,627	2,553,699
4.40%, 03/01/44	1,665	1,396,980
4.55%, 06/01/52	2,165	1,796,492
4.85%, 03/01/30	1,920	1,946,056
4.95%, 09/15/52	670	597,211
5.20%, 03/01/35	1,700	1,700,064
5.40%, 06/01/34	2,400	2,445,589
5.50%, 03/15/40	985	985,421
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	2,013,825
OGE Energy Corp., 5.45%, 05/15/29	2,060	2,122,230
Oglethorpe Power Corp.
3.75%, 08/01/50	2,260	1,583,148
4.50%, 04/01/47	2,810	2,265,977
5.05%, 10/01/48	2,480	2,152,344
5.25%, 09/01/50	1,617	1,416,249
5.38%, 11/01/40	2,260	2,167,007
5.80%, 06/01/54(c)	1,260	1,210,202
5.90%, 02/01/55(c)	1,245	1,215,305
5.95%, 11/01/39	1,501	1,539,445
6.20%, 12/01/53	2,005	2,019,707
Ohio Edison Co., 6.88%, 07/15/36	1,370	1,536,713
Ohio Power Co.
4.00%, 06/01/49	2,087	1,550,959
4.15%, 04/01/48	1,782	1,370,735
5.00%, 06/01/33	1,285	1,266,058
5.65%, 06/01/34	2,015	2,044,649
Series P, 2.60%, 04/01/30	1,978	1,797,950
Series Q, 1.63%, 01/15/31	2,431	2,038,632
Series R, 2.90%, 10/01/51	2,140	1,288,882
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,041	1,924,276
3.30%, 03/15/30	1,806	1,709,140
3.80%, 08/15/28	2,017	1,990,586
3.85%, 08/15/47	1,769	1,332,799
4.15%, 04/01/47	2,575	2,017,195
5.40%, 01/15/33	2,025	2,063,687
5.60%, 04/01/53	3,680	3,544,908
Oklahoma Gas and Electric Co., 5.80%, 04/01/55	875	862,205
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,520	1,456,805
2.75%, 05/15/30	3,457	3,184,773
3.10%, 09/15/49	3,360	2,170,830
3.70%, 11/15/28	4,258	4,183,253
3.70%, 05/15/50	1,956	1,394,028
3.75%, 04/01/45	2,616	1,989,935
3.80%, 09/30/47	1,717	1,283,466
3.80%, 06/01/49	2,428	1,790,195
4.10%, 11/15/48	2,025	1,582,407
4.15%, 06/01/32	2,010	1,917,058
4.30%, 05/15/28	640	642,196
4.50%, 03/20/27(c)	2,200	2,213,122
Security	Par (000)	Value
Electric (continued)
4.55%, 09/15/32	$3,010	$2,933,349
4.55%, 12/01/41	1,961	1,709,307
4.60%, 06/01/52	1,570	1,300,239
4.65%, 11/01/29	2,585	2,609,169
4.95%, 09/15/52	3,870	3,412,427
5.25%, 09/30/40	2,207	2,136,477
5.30%, 06/01/42	1,608	1,533,789
5.35%, 04/01/35(c)	1,680	1,702,366
5.35%, 10/01/52	1,190	1,107,331
5.55%, 06/15/54	3,385	3,233,115
5.65%, 11/15/33	3,220	3,347,688
5.75%, 03/15/29	1,639	1,716,218
5.80%, 04/01/55(c)	2,150	2,126,295
7.00%, 05/01/32	1,559	1,738,631
7.25%, 01/15/33	2,227	2,526,993
7.50%, 09/01/38	724	862,792
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,725	4,450,898
2.50%, 02/01/31	9,028	7,796,437
3.00%, 06/15/28	3,785	3,584,113
3.25%, 06/01/31	3,995	3,569,948
3.30%, 03/15/27	2,408	2,347,929
3.30%, 12/01/27	5,197	5,008,092
3.30%, 08/01/40	4,257	3,070,981
3.50%, 08/01/50	8,460	5,408,662
3.75%, 07/01/28	4,474	4,333,521
3.75%, 08/15/42	1,813	1,304,511
3.95%, 12/01/47	3,883	2,737,447
4.00%, 12/01/46	2,739	1,955,676
4.20%, 03/01/29	2,265	2,199,501
4.20%, 06/01/41	1,827	1,419,584
4.25%, 03/15/46	2,317	1,739,681
4.30%, 03/15/45	2,909	2,206,773
4.40%, 03/01/32	2,185	2,032,372
4.45%, 04/15/42	2,016	1,588,776
4.50%, 07/01/40	8,218	6,823,497
4.55%, 07/01/30	12,724	12,380,529
4.60%, 06/15/43	1,387	1,105,309
4.65%, 08/01/28	1,928	1,917,764
4.75%, 02/15/44	2,990	2,443,860
4.95%, 07/01/50	13,212	10,722,198
5.25%, 03/01/52	2,490	2,076,289
5.45%, 06/15/27	2,359	2,388,577
5.55%, 05/15/29	3,895	3,956,838
5.70%, 03/01/35	2,125	2,093,831
5.80%, 05/15/34	4,305	4,290,499
5.90%, 06/15/32	2,905	2,945,441
5.90%, 10/01/54	2,775	2,530,341
6.10%, 01/15/29	2,680	2,771,207
6.15%, 01/15/33	3,625	3,699,898
6.15%, 03/01/55	2,135	2,006,445
6.40%, 06/15/33	4,535	4,692,960
6.70%, 04/01/53	2,765	2,784,107
6.75%, 01/15/53	6,765	6,830,004
6.95%, 03/15/34	3,720	3,994,805
PacifiCorp
2.70%, 09/15/30	1,975	1,776,812
2.90%, 06/15/52	5,030	2,955,515
3.30%, 03/15/51	2,859	1,843,067
3.50%, 06/15/29	2,095	2,014,064
4.10%, 02/01/42	1,663	1,318,701

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.13%, 01/15/49	$2,925	$2,209,455
4.15%, 02/15/50	2,677	2,011,366
5.10%, 02/15/29	2,905	2,962,872
5.25%, 06/15/35	974	970,289
5.30%, 02/15/31(b)	3,020	3,097,928
5.35%, 12/01/53	4,940	4,404,345
5.45%, 02/15/34	4,390	4,428,291
5.50%, 05/15/54	3,780	3,439,497
5.75%, 04/01/37	1,752	1,763,019
5.80%, 01/15/55	5,790	5,498,338
6.00%, 01/15/39	2,778	2,822,365
6.10%, 08/01/36	1,565	1,626,102
6.25%, 10/15/37	2,691	2,828,265
6.35%, 07/15/38	1,390	1,456,979
7.70%, 11/15/31	1,145	1,322,201
PECO Energy Co.
2.80%, 06/15/50	800	492,380
2.85%, 09/15/51	1,700	1,049,118
3.00%, 09/15/49	1,845	1,199,459
3.05%, 03/15/51	1,270	813,409
3.70%, 09/15/47	1,741	1,297,762
3.90%, 03/01/48	2,957	2,273,066
4.15%, 10/01/44	1,385	1,142,952
4.38%, 08/15/52	1,850	1,504,772
4.60%, 05/15/52	1,800	1,515,710
4.90%, 06/15/33	2,557	2,567,515
5.25%, 09/15/54	1,250	1,168,434
5.95%, 10/01/36	1,095	1,165,635
PG&E Recovery Funding LLC
5.05%, 07/15/34	81	81,689
Series A-1, 4.84%, 06/01/35	3,700	3,724,334
Series A-2, 5.23%, 06/01/42	4,000	3,942,204
Series A-2, 5.26%, 01/15/40	825	828,562
Series A-3, 5.53%, 06/01/51	3,980	3,916,957
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	890	881,037
Series A-2, 4.26%, 06/01/38	8,350	7,880,783
Series A-3, 4.38%, 06/03/41	2,000	1,846,713
Series A-3, 5.08%, 06/01/43	2,300	2,224,481
Series A-4, 4.45%, 12/01/49	20,000	17,246,102
Series A-4, 5.21%, 12/01/49	2,540	2,407,242
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,480,717
5.20%, 03/15/34	1,800	1,815,826
5.50%, 03/15/54	1,490	1,422,288
6.50%, 11/15/37	1,360	1,508,512
PPL Capital Funding Inc.
3.10%, 05/15/26	4,259	4,199,838
4.13%, 04/15/30	2,030	1,990,814
5.25%, 09/01/34	945	945,674
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,172	1,420,677
3.95%, 06/01/47	2,173	1,709,943
4.13%, 06/15/44	1,563	1,303,414
4.15%, 10/01/45	1,875	1,553,542
4.15%, 06/15/48	1,960	1,577,653
4.75%, 07/15/43	1,615	1,457,946
4.85%, 02/15/34	2,305	2,282,624
5.00%, 05/15/33	2,810	2,819,188
5.25%, 05/15/53	3,510	3,325,787
6.25%, 05/15/39	960	1,053,919
Security	Par (000)	Value
Electric (continued)
Progress Energy Inc.
6.00%, 12/01/39	$2,852	$2,907,463
7.00%, 10/30/31	1,965	2,172,091
7.75%, 03/01/31	2,914	3,340,033
Public Service Co. of Colorado
1.88%, 06/15/31	1,170	993,559
3.60%, 09/15/42	1,933	1,483,402
3.70%, 06/15/28	2,125	2,092,439
3.80%, 06/15/47	2,189	1,624,514
4.05%, 09/15/49	2,021	1,534,966
4.10%, 06/01/32	1,245	1,181,691
4.10%, 06/15/48	1,750	1,340,433
4.30%, 03/15/44	1,566	1,279,351
4.50%, 06/01/52	2,055	1,669,002
5.25%, 04/01/53	4,035	3,653,483
5.35%, 05/15/34	3,500	3,523,549
5.75%, 05/15/54	2,010	1,956,569
5.85%, 05/15/55	2,575	2,534,200
6.50%, 08/01/38	490	531,288
Series 17, 6.25%, 09/01/37	1,534	1,636,872
Series 34, 3.20%, 03/01/50	2,629	1,728,142
Series 35, 1.90%, 01/15/31	2,229	1,922,331
Series 36, 2.70%, 01/15/51(b)	2,250	1,304,222
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,695	1,213,281
5.15%, 01/15/53	1,725	1,577,515
5.35%, 10/01/33	2,705	2,761,336
Series V, 2.20%, 06/15/31(b)	280	245,202
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,385	2,349,023
5.25%, 01/15/33	2,325	2,328,365
Series J, 2.20%, 08/15/31	1,675	1,426,690
Series K, 3.15%, 08/15/51	640	404,129
Public Service Electric & Gas Co.
1.90%, 08/15/31	2,425	2,084,301
2.05%, 08/01/50(b)	2,830	1,469,709
2.25%, 09/15/26	1,499	1,463,081
2.45%, 01/15/30	2,044	1,876,649
2.70%, 05/01/50	1,645	997,397
3.00%, 05/15/27	2,734	2,680,021
3.00%, 03/01/51	870	557,353
3.10%, 03/15/32	1,124	1,015,432
3.15%, 01/01/50	1,765	1,175,346
3.20%, 05/15/29	1,629	1,560,572
3.20%, 08/01/49	2,545	1,706,314
3.60%, 12/01/47	2,204	1,631,875
3.65%, 09/01/28	2,003	1,971,121
3.65%, 09/01/42	1,685	1,312,847
3.70%, 05/01/28	2,254	2,225,717
3.80%, 01/01/43	1,034	821,493
3.80%, 03/01/46	2,653	2,031,423
3.85%, 05/01/49	2,392	1,823,912
3.95%, 05/01/42	1,390	1,138,189
4.05%, 05/01/48	1,981	1,560,943
4.65%, 03/15/33	1,715	1,696,059
4.85%, 08/01/34	1,755	1,744,038
4.90%, 12/15/32	2,278	2,297,554
5.05%, 03/01/35	1,060	1,073,630
5.13%, 03/15/53	955	881,188
5.20%, 08/01/33	1,030	1,047,483
5.20%, 03/01/34	1,990	2,030,371

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 08/01/54	$1,835	$1,732,016
5.45%, 08/01/53	1,010	974,052
5.45%, 03/01/54	2,130	2,058,821
5.50%, 03/01/40	387	392,591
5.80%, 05/01/37	433	457,256
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	260	254,039
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,503	2,137,070
2.45%, 11/15/31	2,430	2,110,090
4.90%, 03/15/30	1,310	1,323,370
5.20%, 04/01/29	3,445	3,532,919
5.40%, 03/15/35	1,600	1,604,780
5.45%, 04/01/34	2,165	2,190,713
5.85%, 11/15/27	1,950	2,017,800
5.88%, 10/15/28	3,245	3,386,916
6.13%, 10/15/33	2,285	2,400,765
Puget Energy Inc.
2.38%, 06/15/28	3,835	3,598,680
4.10%, 06/15/30	2,144	2,044,732
4.22%, 03/15/32	2,304	2,134,829
5.73%, 03/15/35(c)	1,075	1,070,299
Puget Sound Energy Inc.
2.89%, 09/15/51(b)	1,855	1,132,722
3.25%, 09/15/49	3,063	2,016,529
4.22%, 06/15/48	3,790	3,000,640
4.30%, 05/20/45	2,352	1,911,061
5.33%, 06/15/34	1,625	1,645,796
5.45%, 06/01/53	570	538,095
5.64%, 04/15/41	600	585,542
5.69%, 06/15/54	1,435	1,390,567
5.76%, 10/01/39	1,540	1,580,547
5.80%, 03/15/40	1,375	1,392,220
6.27%, 03/15/37	1,125	1,206,492
San Diego Gas & Electric Co.
2.50%, 05/15/26	3,645	3,570,021
3.70%, 03/15/52	1,470	1,046,568
4.15%, 05/15/48	2,310	1,773,178
4.50%, 08/15/40	1,633	1,450,417
4.95%, 08/15/28	3,607	3,677,653
5.35%, 04/01/53	3,725	3,437,502
5.40%, 04/15/35	1,600	1,614,059
5.55%, 04/15/54	2,845	2,700,811
6.00%, 06/01/39	1,050	1,098,422
Series RRR, 3.75%, 06/01/47	2,335	1,696,233
Series TTT, 4.10%, 06/15/49	2,214	1,686,876
Series UUU, 3.32%, 04/15/50	2,411	1,604,344
Series VVV, 1.70%, 10/01/30	4,209	3,612,306
Series WWW, 2.95%, 08/15/51	3,930	2,416,316
Series XXX, 3.00%, 03/15/32	2,305	2,029,589
Sempra
3.25%, 06/15/27	4,088	3,972,020
3.40%, 02/01/28	5,117	4,969,921
3.70%, 04/01/29	2,928	2,829,776
3.80%, 02/01/38	4,592	3,713,407
4.00%, 02/01/48	3,472	2,522,542
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	4,290	3,941,180
5.40%, 08/01/26	2,220	2,237,431
5.50%, 08/01/33	3,025	3,040,388
6.00%, 10/15/39	3,325	3,309,492
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	910	836,213
Security	Par (000)	Value
Electric (continued)
6.55%, 04/01/55, (5-year CMT + 2.138%)(a)	$60	$55,060
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	1,860	1,806,489
Sierra Pacific Power Co.
2.60%, 05/01/26	3,434	3,373,571
5.90%, 03/15/54	2,010	1,984,618
Southern California Edison Co.
2.25%, 06/01/30	2,602	2,280,162
2.75%, 02/01/32	3,305	2,809,728
2.85%, 08/01/29	2,558	2,355,686
3.45%, 02/01/52	2,790	1,771,021
3.65%, 02/01/50	5,779	3,860,165
4.00%, 04/01/47	7,619	5,443,808
4.05%, 03/15/42	2,272	1,741,072
4.40%, 09/06/26	2,250	2,246,263
4.50%, 09/01/40	2,670	2,207,487
4.65%, 10/01/43	3,698	2,994,547
4.88%, 02/01/27	3,290	3,302,146
4.90%, 06/01/26	1,605	1,607,614
5.15%, 06/01/29	2,540	2,569,508
5.20%, 06/01/34	3,470	3,338,656
5.25%, 03/15/30	2,675	2,702,426
5.30%, 03/01/28	1,375	1,393,857
5.45%, 06/01/31	2,235	2,262,794
5.45%, 03/01/35(b)	2,170	2,107,131
5.50%, 03/15/40	2,128	1,974,619
5.63%, 02/01/36	1,449	1,418,797
5.65%, 10/01/28	1,450	1,489,693
5.70%, 03/01/53	1,385	1,237,610
5.75%, 04/15/54	2,005	1,805,891
5.85%, 11/01/27	2,920	2,986,103
5.88%, 12/01/53	2,740	2,526,423
5.90%, 03/01/55	1,000	921,397
5.95%, 11/01/32	2,309	2,336,556
6.00%, 01/15/34	3,189	3,214,320
6.05%, 03/15/39	2,270	2,252,497
6.20%, 09/15/55	2,675	2,575,663
6.65%, 04/01/29	1,755	1,820,549
Series 04-G, 5.75%, 04/01/35	1,289	1,297,808
Series 05-E, 5.35%, 07/15/35	1,511	1,381,046
Series 06-E, 5.55%, 01/15/37	1,730	1,667,639
Series 08-A, 5.95%, 02/01/38	2,357	2,336,129
Series 13-A, 3.90%, 03/15/43	2,214	1,637,104
Series 20A, 2.95%, 02/01/51	2,080	1,215,902
Series A, 4.20%, 03/01/29	2,798	2,727,065
Series B, 3.65%, 03/01/28	2,192	2,134,184
Series B, 4.88%, 03/01/49	3,011	2,443,900
Series C, 3.60%, 02/01/45	2,010	1,386,585
Series C, 4.13%, 03/01/48	6,072	4,413,831
Series D, 4.70%, 06/01/27	3,287	3,300,494
Series E, 5.45%, 06/01/52	1,889	1,634,899
Series G, 2.50%, 06/01/31	3,237	2,790,798
Series H, 3.65%, 06/01/51	2,287	1,530,637
Southern Co. (The)
3.25%, 07/01/26	7,970	7,866,859
4.25%, 07/01/36	1,945	1,760,088
4.40%, 07/01/46	8,941	7,263,855
4.85%, 06/15/28	2,850	2,895,130
4.85%, 03/15/35	2,930	2,842,828
5.11%, 08/01/27	3,300	3,347,774
5.20%, 06/15/33	3,805	3,827,547
5.50%, 03/15/29	4,710	4,888,560

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 10/15/32	$1,945	$2,020,878
5.70%, 03/15/34	3,810	3,942,627
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	4,485	4,343,568
Series 21-B, 1.75%, 03/15/28	1,770	1,646,894
Series A, 3.70%, 04/30/30	4,910	4,713,850
Southern Power Co.
5.15%, 09/15/41	2,568	2,380,684
5.25%, 07/15/43	1,415	1,303,019
Series F, 4.95%, 12/15/46	1,905	1,638,891
Southwestern Electric Power Co.
3.25%, 11/01/51	3,465	2,181,962
5.30%, 04/01/33	1,330	1,324,910
6.20%, 03/15/40	1,549	1,620,015
Series J, 3.90%, 04/01/45	1,720	1,278,317
Series K, 2.75%, 10/01/26	2,270	2,212,310
Series L, 3.85%, 02/01/48	2,183	1,569,573
Series M, 4.10%, 09/15/28	2,615	2,573,082
Southwestern Public Service Co.
3.40%, 08/15/46	1,778	1,221,103
3.70%, 08/15/47	2,230	1,607,647
3.75%, 06/15/49	1,738	1,248,283
4.50%, 08/15/41	2,141	1,807,108
5.30%, 05/15/35	2,100	2,092,085
6.00%, 06/01/54	2,740	2,742,945
Series 6, 4.40%, 11/15/48	1,038	826,705
Series 8, 3.15%, 05/01/50	2,333	1,498,811
System Energy Resources Inc.
5.30%, 12/15/34	1,025	1,008,919
6.00%, 04/15/28	1,675	1,739,083
Tampa Electric Co.
2.40%, 03/15/31	2,114	1,861,011
3.45%, 03/15/51	1,215	828,741
3.63%, 06/15/50	1,921	1,372,269
4.10%, 06/15/42	2,193	1,815,396
4.30%, 06/15/48	1,844	1,468,903
4.35%, 05/15/44	1,295	1,076,959
4.45%, 06/15/49	2,379	1,936,547
4.90%, 03/01/29	2,090	2,123,380
5.00%, 07/15/52	1,275	1,119,835
5.15%, 03/01/35	1,625	1,619,121
Toledo Edison Co. (The), 6.15%, 05/15/37	1,019	1,096,769
Tucson Electric Power Co.
1.50%, 08/01/30	4,086	3,490,839
3.25%, 05/15/32	1,543	1,389,552
3.25%, 05/01/51	1,560	1,014,672
4.00%, 06/15/50	2,232	1,663,835
4.85%, 12/01/48	1,372	1,193,786
5.20%, 09/15/34	1,820	1,815,729
5.50%, 04/15/53	2,395	2,249,747
5.90%, 04/15/55	1,275	1,272,017
Union Electric Co.
2.15%, 03/15/32(b)	2,620	2,214,606
2.63%, 03/15/51	2,236	1,320,104
2.95%, 06/15/27	3,133	3,060,407
2.95%, 03/15/30	2,969	2,777,165
3.25%, 10/01/49	1,846	1,258,321
3.50%, 03/15/29	2,971	2,878,838
3.65%, 04/15/45	2,225	1,674,880
3.90%, 09/15/42	2,170	1,754,227
3.90%, 04/01/52	1,650	1,240,213
Security	Par (000)	Value
Electric (continued)
4.00%, 04/01/48	$1,890	$1,456,651
5.13%, 03/15/55	1,640	1,484,070
5.20%, 04/01/34	2,240	2,265,911
5.25%, 04/15/35	2,125	2,156,382
5.25%, 01/15/54	1,770	1,629,751
5.30%, 08/01/37	975	984,806
5.45%, 03/15/53	2,315	2,205,525
8.45%, 03/15/39	1,063	1,343,627
Virginia Electric & Power Co.
2.30%, 11/15/31(b)	2,509	2,181,221
2.40%, 03/30/32	1,475	1,259,946
2.45%, 12/15/50	4,262	2,345,457
2.95%, 11/15/51	4,195	2,580,931
3.30%, 12/01/49	2,545	1,691,436
4.00%, 01/15/43	2,520	2,007,523
4.45%, 02/15/44	2,600	2,192,680
4.60%, 12/01/48	2,695	2,248,939
5.00%, 04/01/33	3,530	3,508,164
5.00%, 01/15/34	2,295	2,259,273
5.05%, 08/15/34	2,390	2,367,291
5.30%, 08/15/33	2,005	2,022,874
5.35%, 01/15/54	2,255	2,077,549
5.45%, 04/01/53	3,386	3,167,194
5.55%, 08/15/54	1,765	1,678,186
5.70%, 08/15/53	2,600	2,533,853
6.35%, 11/30/37	2,037	2,182,877
8.88%, 11/15/38	2,753	3,610,263
Series A, 2.88%, 07/15/29	2,802	2,645,971
Series A, 3.50%, 03/15/27	4,162	4,117,158
Series A, 3.80%, 04/01/28	3,835	3,794,233
Series A, 6.00%, 05/15/37	2,262	2,358,780
Series B, 2.95%, 11/15/26	2,610	2,557,756
Series B, 3.75%, 05/15/27	2,029	2,012,633
Series B, 3.80%, 09/15/47	2,462	1,823,989
Series B, 4.20%, 05/15/45	1,682	1,354,553
Series B, 6.00%, 01/15/36	1,714	1,798,708
Series C, 4.00%, 11/15/46	2,380	1,830,033
Series C, 4.63%, 05/15/52	2,820	2,313,826
Series D, 4.65%, 08/15/43	2,690	2,342,094
Virginia Electric and Power Co.
5.15%, 03/15/35	2,000	1,979,457
5.65%, 03/15/55	1,510	1,448,665
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,092,439
WEC Energy Group Inc.
1.38%, 10/15/27	2,934	2,729,445
1.80%, 10/15/30	860	745,339
2.20%, 12/15/28	1,087	1,005,401
4.75%, 01/15/28	2,480	2,507,833
5.15%, 10/01/27	2,495	2,535,535
5.60%, 09/12/26	1,161	1,176,857
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,105	1,954,225
4.30%, 10/15/48	1,925	1,573,461
4.60%, 10/01/34(b)	1,740	1,697,416
4.75%, 09/30/32	2,400	2,415,339
5.00%, 05/15/29	1,390	1,425,470
5.05%, 10/01/54	820	731,050
5.63%, 05/15/33	1,140	1,201,385
5.70%, 12/01/36	680	714,232

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Wisconsin Power and Light Co.
1.95%, 09/16/31	$2,700	$2,305,805
3.00%, 07/01/29	2,983	2,809,403
3.05%, 10/15/27	1,800	1,747,703
3.65%, 04/01/50	2,105	1,487,886
3.95%, 09/01/32	2,535	2,364,648
4.95%, 04/01/33	1,890	1,874,987
5.38%, 03/30/34	1,470	1,482,424
6.38%, 08/15/37	580	626,763
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,615	1,585,856
3.30%, 09/01/49	2,285	1,554,839
3.67%, 12/01/42	1,960	1,507,490
4.55%, 12/01/29	805	812,323
4.75%, 11/01/44	2,403	2,129,858
Xcel Energy Inc.
2.35%, 11/15/31	1,590	1,354,030
2.60%, 12/01/29	3,001	2,742,298
3.35%, 12/01/26	3,307	3,249,158
3.40%, 06/01/30	2,915	2,736,732
3.50%, 12/01/49	2,255	1,506,414
4.00%, 06/15/28	3,669	3,617,692
4.60%, 06/01/32	3,135	3,023,092
4.75%, 03/21/28	1,220	1,230,146
5.45%, 08/15/33	3,505	3,520,126
5.50%, 03/15/34	3,465	3,474,086
5.60%, 04/15/35	1,810	1,830,684
6.50%, 07/01/36	1,319	1,400,448
		2,690,097,061
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,071	1,797,760
Emerson Electric Co.
0.88%, 10/15/26	2,954	2,814,779
1.80%, 10/15/27	3,486	3,307,902
1.95%, 10/15/30	2,406	2,125,576
2.00%, 12/21/28	4,862	4,509,141
2.20%, 12/21/31	3,646	3,176,370
2.75%, 10/15/50	3,808	2,350,012
2.80%, 12/21/51	4,005	2,468,055
5.00%, 03/15/35	995	1,008,976
5.25%, 11/15/39	2,095	2,121,937
		25,680,508
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,261	3,095,982
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	2,787	2,708,970
5.41%, 07/01/32	2,300	2,337,154
5.60%, 05/29/34	1,720	1,742,850
Amphenol Corp.
2.20%, 09/15/31	3,165	2,746,519
2.80%, 02/15/30	5,207	4,858,828
4.35%, 06/01/29	2,781	2,788,549
5.00%, 01/15/35	2,400	2,403,580
5.05%, 04/05/27	2,365	2,407,284
5.05%, 04/05/29	2,005	2,060,755
5.25%, 04/05/34	1,665	1,702,139
5.38%, 11/15/54	1,190	1,152,241
Arrow Electronics Inc.
2.95%, 02/15/32	3,043	2,607,051
3.88%, 01/12/28	2,970	2,905,738
Security	Par (000)	Value
Electronics (continued)
5.15%, 08/21/29	$1,995	$2,012,832
5.88%, 04/10/34	2,335	2,350,153
Avnet Inc.
3.00%, 05/15/31	2,251	1,974,547
5.50%, 06/01/32	1,900	1,862,774
6.25%, 03/15/28	2,290	2,363,283
Flex Ltd.
4.88%, 06/15/29	3,436	3,410,178
4.88%, 05/12/30	3,169	3,121,502
5.25%, 01/15/32	2,450	2,409,603
6.00%, 01/15/28	2,240	2,289,451
Fortive Corp.
3.15%, 06/15/26	5,650	5,553,071
4.30%, 06/15/46	2,280	1,800,572
Honeywell International Inc.
1.10%, 03/01/27	4,744	4,489,175
1.75%, 09/01/31	6,620	5,572,084
1.95%, 06/01/30	4,451	3,944,482
2.50%, 11/01/26	7,972	7,773,357
2.70%, 08/15/29	4,275	3,996,042
2.80%, 06/01/50	5,605	3,485,726
3.81%, 11/21/47	1,805	1,356,380
4.25%, 01/15/29	4,300	4,297,695
4.50%, 01/15/34	3,925	3,796,605
4.65%, 07/30/27	3,575	3,614,402
4.70%, 02/01/30	3,275	3,312,731
4.75%, 02/01/32	2,960	2,964,127
4.88%, 09/01/29	3,310	3,380,146
4.95%, 02/15/28	3,430	3,505,007
4.95%, 09/01/31	2,255	2,297,725
5.00%, 02/15/33	5,085	5,100,818
5.00%, 03/01/35	6,190	6,155,216
5.25%, 03/01/54	4,665	4,365,521
5.35%, 03/01/64	2,920	2,693,862
5.38%, 03/01/41	2,595	2,581,985
5.70%, 03/15/36	2,419	2,507,757
5.70%, 03/15/37	2,285	2,365,394
Hubbell Inc.
2.30%, 03/15/31	1,165	1,015,502
3.15%, 08/15/27	2,907	2,825,639
3.50%, 02/15/28	3,159	3,075,523
Jabil Inc.
3.00%, 01/15/31	3,331	2,979,790
3.60%, 01/15/30	2,931	2,759,099
3.95%, 01/12/28	3,110	3,051,650
4.25%, 05/15/27	1,855	1,847,191
5.45%, 02/01/29	1,255	1,273,125
Keysight Technologies Inc.
3.00%, 10/30/29	3,459	3,211,087
4.60%, 04/06/27	4,388	4,396,186
4.95%, 10/15/34	565	548,725
5.35%, 07/30/30	715	734,190
TD SYNNEX Corp.
1.75%, 08/09/26	4,146	3,960,891
2.38%, 08/09/28	2,630	2,428,181
2.65%, 08/09/31	3,116	2,641,492
6.10%, 04/12/34	1,540	1,549,025
Trimble Inc.
4.90%, 06/15/28	3,499	3,521,208
6.10%, 03/15/33	1,045	1,086,430

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Tyco Electronics Group SA
2.50%, 02/04/32	$1,955	$1,699,685
3.13%, 08/15/27	3,930	3,831,989
4.50%, 02/09/31	1,425	1,419,898
4.63%, 02/01/30	2,295	2,309,630
7.13%, 10/01/37	1,686	1,953,310
Vontier Corp.
2.40%, 04/01/28	3,436	3,213,577
2.95%, 04/01/31	3,074	2,661,781
		208,216,647
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,074,585
6.35%, 08/18/28	4,342	4,536,225
MasTec Inc., 5.90%, 06/15/29	1,000	1,023,899
Ste Transcore Holdings Inc., 4.13%, 05/23/26(f)	600	599,956
		10,234,665
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	17,305	16,841,203
4.05%, 03/15/29	6,685	6,251,488
4.28%, 03/15/32	21,471	18,386,853
5.05%, 03/15/42	13,108	9,864,179
5.14%, 03/15/52	26,495	18,186,188
5.39%, 03/15/62	12,410	8,445,662
		77,975,573
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	2,033	1,588,302
Republic Services Inc.
1.45%, 02/15/31	3,513	2,955,547
1.75%, 02/15/32	3,195	2,652,125
2.30%, 03/01/30	3,275	2,976,333
2.38%, 03/15/33	3,185	2,668,764
2.90%, 07/01/26	2,324	2,289,182
3.05%, 03/01/50	3,445	2,293,926
3.38%, 11/15/27	3,270	3,210,505
3.95%, 05/15/28	4,441	4,414,632
4.75%, 07/15/30	1,550	1,574,095
4.88%, 04/01/29	3,045	3,099,955
5.00%, 11/15/29	2,210	2,260,424
5.00%, 12/15/33	2,745	2,762,302
5.00%, 04/01/34	3,245	3,258,206
5.15%, 03/15/35	1,425	1,440,662
5.20%, 11/15/34	2,235	2,269,819
5.70%, 05/15/41	1,996	2,013,905
6.20%, 03/01/40	1,045	1,119,351
Veralto Corp.
5.35%, 09/18/28	3,530	3,642,495
5.45%, 09/18/33	1,810	1,846,623
5.50%, 09/18/26	3,795	3,848,170
Waste Connections Inc.
2.20%, 01/15/32	3,123	2,661,717
2.60%, 02/01/30	3,287	3,021,333
2.95%, 01/15/52	4,095	2,567,147
3.05%, 04/01/50	3,161	2,058,331
3.20%, 06/01/32	2,230	2,007,964
3.50%, 05/01/29	3,056	2,962,259
4.20%, 01/15/33	3,055	2,921,223
Security	Par (000)	Value
Environmental Control (continued)
4.25%, 12/01/28	$2,987	$2,985,482
5.00%, 03/01/34	3,010	3,020,095
Waste Management Inc.
1.15%, 03/15/28	2,520	2,324,734
1.50%, 03/15/31	2,488	2,116,113
2.00%, 06/01/29	2,755	2,523,518
2.50%, 11/15/50	2,497	1,446,701
2.95%, 06/01/41	2,895	2,117,476
3.15%, 11/15/27	4,273	4,177,552
3.88%, 01/15/29(c)	670	659,545
4.10%, 03/01/45	1,030	832,240
4.15%, 04/15/32	2,500	2,422,244
4.15%, 07/15/49	3,992	3,235,450
4.50%, 03/15/28	4,530	4,586,609
4.63%, 02/15/30	3,700	3,752,649
4.63%, 02/15/33	3,440	3,421,133
4.65%, 03/15/30	3,615	3,667,806
4.80%, 03/15/32	4,320	4,348,801
4.88%, 02/15/29	3,725	3,811,244
4.88%, 02/15/34	5,210	5,232,887
4.95%, 07/03/27	2,220	2,260,593
4.95%, 07/03/31	2,190	2,240,869
4.95%, 03/15/35	6,685	6,659,857
5.35%, 10/15/54	5,730	5,513,212
		145,742,107
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,396	4,778,554
Conagra Brands Inc.
1.38%, 11/01/27	4,423	4,081,512
4.85%, 11/01/28	4,920	4,949,519
5.30%, 10/01/26	2,545	2,566,869
5.30%, 11/01/38	4,201	3,970,483
5.40%, 11/01/48	4,623	4,099,933
7.00%, 10/01/28	3,039	3,257,958
8.25%, 09/15/30	1,282	1,472,122
Flowers Foods Inc.
2.40%, 03/15/31	2,790	2,392,620
3.50%, 10/01/26	2,507	2,458,076
General Mills Inc.
2.25%, 10/14/31	2,912	2,502,328
2.88%, 04/15/30	3,684	3,400,546
3.00%, 02/01/51	2,734	1,711,039
3.20%, 02/10/27	4,107	4,030,694
4.15%, 02/15/43	2,080	1,681,048
4.20%, 04/17/28	6,953	6,933,327
4.70%, 01/30/27	2,835	2,851,214
4.70%, 04/17/48	1,710	1,448,952
4.88%, 01/30/30	3,540	3,580,200
4.95%, 03/29/33	4,516	4,487,917
5.25%, 01/30/35	2,420	2,418,778
5.40%, 06/15/40	2,067	1,988,676
5.50%, 10/17/28	1,995	2,062,826
Hershey Co. (The)
1.70%, 06/01/30	2,642	2,326,861
2.30%, 08/15/26	4,497	4,401,920
2.45%, 11/15/29	2,578	2,388,949
2.65%, 06/01/50	1,365	828,363
3.13%, 11/15/49	1,754	1,177,418
3.38%, 08/15/46	1,605	1,162,960
4.25%, 05/04/28	2,085	2,104,187
4.50%, 05/04/33	2,595	2,556,265

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.55%, 02/24/28(b)	$765	$778,516
4.75%, 02/24/30	2,135	2,183,976
4.95%, 02/24/32	2,125	2,157,792
5.10%, 02/24/35	2,135	2,154,812
Hormel Foods Corp.
1.70%, 06/03/28	6,275	5,842,088
1.80%, 06/11/30	2,887	2,551,694
3.05%, 06/03/51	2,630	1,696,724
4.80%, 03/30/27	3,810	3,854,561
Ingredion Inc.
2.90%, 06/01/30	2,694	2,489,113
3.20%, 10/01/26	3,770	3,700,906
3.90%, 06/01/50	2,270	1,679,531
J.M. Smucker Co. (The)
2.13%, 03/15/32	2,270	1,890,885
2.38%, 03/15/30	2,930	2,646,775
3.38%, 12/15/27	3,835	3,747,816
4.25%, 03/15/35	3,302	3,028,829
4.38%, 03/15/45	3,416	2,762,908
5.90%, 11/15/28	4,265	4,475,906
6.20%, 11/15/33	4,465	4,758,084
6.50%, 11/15/43	3,180	3,372,981
6.50%, 11/15/53(b)	2,490	2,644,023
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	925	892,970
3.00%, 02/02/29	615	578,215
3.00%, 05/15/32	4,736	4,090,144
3.63%, 01/15/32	2,045	1,849,744
3.75%, 12/01/31	1,485	1,362,447
4.38%, 02/02/52	4,130	3,179,266
5.13%, 02/01/28	5,148	5,215,294
5.50%, 01/15/30	4,365	4,436,580
5.75%, 04/01/33	6,294	6,421,900
6.50%, 12/01/52	6,914	7,094,402
6.75%, 03/15/34	7,421	8,047,865
7.25%, 11/15/53	4,075	4,532,943
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(c)	2,040	2,070,222
Kellanova
2.10%, 06/01/30	2,360	2,101,779
3.40%, 11/15/27	3,337	3,265,497
4.30%, 05/15/28	3,549	3,557,436
4.50%, 04/01/46	2,859	2,435,376
5.25%, 03/01/33	1,405	1,427,215
5.75%, 05/16/54	1,680	1,662,730
Series B, 7.45%, 04/01/31	3,552	4,029,649
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,735	1,760,267
Kraft Heinz Foods Co.
3.00%, 06/01/26	9,875	9,723,230
3.75%, 04/01/30	3,385	3,254,283
3.88%, 05/15/27	7,215	7,141,401
4.25%, 03/01/31	2,217	2,161,753
4.38%, 06/01/46	11,370	9,198,251
4.63%, 01/30/29	1,530	1,534,830
4.63%, 10/01/39	2,165	1,939,929
4.88%, 10/01/49	5,425	4,634,888
5.00%, 07/15/35	2,700	2,663,773
5.00%, 06/04/42	6,366	5,738,135
5.20%, 03/15/32	2,245	2,282,022
Security	Par (000)	Value
Food (continued)
5.20%, 07/15/45	$6,950	$6,297,691
5.40%, 03/15/35	2,125	2,139,342
5.50%, 06/01/50	3,170	2,970,009
6.50%, 02/09/40	2,730	2,926,378
6.75%, 03/15/32	1,715	1,877,669
6.88%, 01/26/39	3,630	4,017,778
Kroger Co. (The)
1.70%, 01/15/31	2,605	2,208,035
2.20%, 05/01/30	2,403	2,145,259
2.65%, 10/15/26	4,587	4,475,028
3.70%, 08/01/27	4,780	4,721,685
3.88%, 10/15/46	2,226	1,661,553
3.95%, 01/15/50	3,536	2,623,781
4.45%, 02/01/47	5,406	4,407,404
4.50%, 01/15/29	4,646	4,672,972
4.65%, 01/15/48	2,524	2,101,740
5.00%, 09/15/34	7,810	7,646,826
5.00%, 04/15/42	1,861	1,680,754
5.15%, 08/01/43	2,490	2,284,847
5.40%, 07/15/40	1,333	1,296,508
5.40%, 01/15/49	2,867	2,640,490
5.50%, 09/15/54	5,345	4,992,500
5.65%, 09/15/64	6,025	5,581,516
6.90%, 04/15/38	3,105	3,438,093
7.50%, 04/01/31	2,278	2,586,071
McCormick & Co. Inc./MD
1.85%, 02/15/31	2,793	2,375,883
2.50%, 04/15/30	2,910	2,626,899
3.40%, 08/15/27	5,290	5,186,619
4.20%, 08/15/47	1,890	1,505,096
4.70%, 10/15/34	2,110	2,015,643
4.95%, 04/15/33	2,590	2,571,503
Mondelez International Inc.
1.50%, 02/04/31	3,046	2,559,074
1.88%, 10/15/32	2,989	2,464,816
2.63%, 03/17/27	3,430	3,325,120
2.63%, 09/04/50	6,170	3,635,303
2.75%, 04/13/30	3,943	3,630,838
3.00%, 03/17/32	835	743,920
4.13%, 05/07/28(b)	965	961,775
4.75%, 02/20/29	2,870	2,914,541
4.75%, 08/28/34(b)	2,400	2,360,599
Pilgrim's Pride Corp.
3.50%, 03/01/32	5,500	4,884,121
4.25%, 04/15/31	6,020	5,695,626
6.25%, 07/01/33	5,345	5,567,229
6.88%, 05/15/34	3,215	3,485,153
Sysco Corp.
2.40%, 02/15/30	2,194	1,984,657
2.45%, 12/14/31	2,590	2,240,253
3.15%, 12/14/51	3,805	2,371,805
3.25%, 07/15/27	5,175	5,052,459
3.30%, 07/15/26	4,630	4,566,123
3.30%, 02/15/50	2,089	1,364,602
4.45%, 03/15/48	2,273	1,830,655
4.50%, 04/01/46	1,605	1,314,120
4.85%, 10/01/45	2,685	2,307,795
5.10%, 09/23/30	1,475	1,502,061
5.38%, 09/21/35	1,844	1,857,435
5.40%, 03/23/35	2,200	2,202,474
5.75%, 01/17/29	2,940	3,059,164

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.95%, 04/01/30	$3,953	$4,160,829
6.00%, 01/17/34	2,366	2,510,924
6.60%, 04/01/40	2,075	2,228,366
6.60%, 04/01/50	5,207	5,512,043
The Campbell's Co.
2.38%, 04/24/30	3,498	3,138,261
3.13%, 04/24/50	2,245	1,443,882
4.15%, 03/15/28	4,912	4,880,921
4.75%, 03/23/35	2,625	2,510,020
4.80%, 03/15/48	3,320	2,853,176
5.20%, 03/19/27	2,415	2,451,155
5.20%, 03/21/29	2,555	2,611,180
5.25%, 10/13/54	1,795	1,610,393
5.40%, 03/21/34	2,560	2,578,448
Tyson Foods Inc.
3.55%, 06/02/27	7,139	7,025,258
4.35%, 03/01/29	2,429	2,408,232
4.55%, 06/02/47	3,541	2,894,666
4.88%, 08/15/34	3,056	2,945,350
5.10%, 09/28/48	6,525	5,765,031
5.15%, 08/15/44	2,446	2,190,126
5.40%, 03/15/29	2,990	3,076,395
5.70%, 03/15/34	3,420	3,497,916
		508,624,332
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,848	2,769,766
5.50%, 11/02/47	1,760	1,542,504
Georgia-Pacific LLC
7.75%, 11/15/29	3,653	4,147,682
8.88%, 05/15/31	2,335	2,851,986
International Paper Co.
4.35%, 08/15/48	3,396	2,673,447
4.40%, 08/15/47	3,183	2,525,266
4.80%, 06/15/44	3,140	2,659,594
5.00%, 09/15/35	2,195	2,144,286
5.15%, 05/15/46	2,050	1,811,592
6.00%, 11/15/41	2,641	2,607,083
7.30%, 11/15/39	1,050	1,189,737
Suzano Austria GmbH
2.50%, 09/15/28	2,494	2,294,191
3.13%, 01/15/32	4,867	4,157,560
3.75%, 01/15/31	4,346	3,935,534
5.00%, 01/15/30	4,756	4,647,236
6.00%, 01/15/29	7,252	7,397,992
Suzano International Finance BV, 5.50%, 01/17/27	5,469	5,518,653
		54,874,109
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,840	2,410,010
2.63%, 09/15/29	2,991	2,788,248
2.85%, 02/15/52	2,218	1,354,829
3.00%, 06/15/27	3,415	3,337,810
3.38%, 09/15/49	3,172	2,184,320
4.13%, 10/15/44	3,201	2,635,788
4.13%, 03/15/49	2,559	2,013,203
4.15%, 01/15/43	2,934	2,443,985
4.30%, 10/01/48	2,168	1,770,379
5.00%, 12/15/54	725	647,813
Security	Par (000)	Value
Gas (continued)
5.45%, 10/15/32	$535	$553,289
5.50%, 06/15/41	2,336	2,349,926
5.75%, 10/15/52	2,315	2,304,448
5.90%, 11/15/33	3,235	3,436,599
6.20%, 11/15/53	1,655	1,753,978
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,305	2,860,712
4.00%, 04/01/28	2,133	2,118,493
4.10%, 09/01/47	2,180	1,737,606
4.40%, 07/01/32	2,195	2,116,459
5.25%, 03/01/28	5,327	5,465,827
5.40%, 03/01/33	2,668	2,729,762
5.40%, 07/01/34	1,415	1,427,551
5.85%, 01/15/41	1,478	1,489,608
National Fuel Gas Co.
2.95%, 03/01/31	1,975	1,748,431
3.95%, 09/15/27	1,059	1,043,862
4.75%, 09/01/28	2,243	2,232,210
5.50%, 10/01/26	2,310	2,335,626
5.50%, 03/15/30	1,175	1,202,539
5.95%, 03/15/35	1,005	1,005,712
NiSource Inc.
1.70%, 02/15/31	5,250	4,440,268
2.95%, 09/01/29	4,234	3,969,556
3.49%, 05/15/27	5,264	5,170,836
3.60%, 05/01/30	5,138	4,898,550
3.95%, 03/30/48	3,546	2,689,773
4.38%, 05/15/47	4,481	3,640,641
4.80%, 02/15/44	3,474	3,052,120
5.00%, 06/15/52	2,040	1,771,736
5.20%, 07/01/29	2,620	2,678,860
5.25%, 03/30/28	3,831	3,917,024
5.25%, 02/15/43	2,399	2,216,060
5.35%, 04/01/34	3,130	3,148,477
5.40%, 06/30/33	1,423	1,433,384
5.65%, 02/01/45	2,072	1,995,957
5.85%, 04/01/55	465	454,109
5.95%, 06/15/41	1,895	1,898,231
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	1,040	1,057,912
ONE Gas Inc.
2.00%, 05/15/30	1,167	1,041,197
4.25%, 09/01/32	1,055	1,004,145
4.50%, 11/01/48	2,070	1,699,150
4.66%, 02/01/44	1,888	1,659,474
5.10%, 04/01/29	2,975	3,052,006
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,310	2,039,361
3.35%, 06/01/50	2,275	1,475,469
3.50%, 06/01/29	3,274	3,150,058
3.64%, 11/01/46	2,072	1,471,631
4.65%, 08/01/43	1,105	955,461
5.05%, 05/15/52	2,018	1,765,068
5.10%, 02/15/35	1,305	1,301,282
5.40%, 06/15/33	1,739	1,759,605
Southern California Gas Co.
2.95%, 04/15/27	4,340	4,229,047
3.75%, 09/15/42	1,630	1,252,883
5.05%, 09/01/34	2,560	2,533,886
5.13%, 11/15/40	1,515	1,437,058
5.20%, 06/01/33	2,190	2,186,410
5.60%, 04/01/54	2,220	2,117,509

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.75%, 06/01/53	$2,270	$2,189,442
6.35%, 11/15/52	2,655	2,779,931
Series TT, 2.60%, 06/15/26	3,666	3,588,726
Series UU, 4.13%, 06/01/48	1,764	1,350,750
Series VV, 4.30%, 01/15/49	2,585	2,040,569
Series WW, 3.95%, 02/15/50	1,607	1,195,374
Series XX, 2.55%, 02/01/30	3,493	3,200,218
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	1,864	1,845,358
3.95%, 10/01/46	2,707	2,046,613
4.40%, 06/01/43	2,430	2,011,435
4.40%, 05/30/47	2,403	1,934,179
4.95%, 09/15/34	1,995	1,940,907
5.15%, 09/15/32	1,985	1,986,383
5.75%, 09/15/33	2,328	2,400,611
5.88%, 03/15/41	3,100	3,102,254
Series 2020-A, 1.75%, 01/15/31	3,109	2,646,473
Series 21A, 3.15%, 09/30/51	2,145	1,334,284
Southwest Gas Corp.
2.20%, 06/15/30	1,667	1,467,263
3.18%, 08/15/51	1,815	1,147,514
3.70%, 04/01/28	1,783	1,742,961
3.80%, 09/29/46	1,451	1,044,715
4.05%, 03/15/32	2,712	2,540,152
4.15%, 06/01/49	1,439	1,083,392
5.45%, 03/23/28	2,010	2,056,821
5.80%, 12/01/27	1,970	2,024,201
Spire Missouri Inc.
3.30%, 06/01/51	460	305,523
4.80%, 02/15/33	1,470	1,452,086
Series 2034, 5.15%, 08/15/34	1,310	1,317,538
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,892,510
Series K, 3.80%, 09/15/46	2,436	1,841,064
		203,572,464
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	1,645	1,459,782
4.63%, 06/15/28	1,070	1,067,979
Regal Rexnord Corp.
6.05%, 04/15/28	5,945	6,094,497
6.30%, 02/15/30	4,430	4,573,685
6.40%, 04/15/33	5,220	5,318,475
Snap-on Inc.
3.10%, 05/01/50	3,244	2,105,832
3.25%, 03/01/27	2,375	2,337,896
4.10%, 03/01/48	1,735	1,376,652
Stanley Black & Decker Inc.
2.30%, 03/15/30	4,120	3,587,286
2.75%, 11/15/50(b)	3,630	1,980,086
3.00%, 05/15/32	2,187	1,853,740
4.25%, 11/15/28	2,321	2,287,646
4.85%, 11/15/48	2,267	1,806,561
5.20%, 09/01/40	2,158	1,972,487
6.00%, 03/06/28	3,585	3,721,534
		41,544,138
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,289	4,943,306
1.40%, 06/30/30(b)	4,238	3,715,716
Security	Par (000)	Value
Health Care - Products (continued)
3.75%, 11/30/26	$10,177	$10,159,469
4.75%, 11/30/36	7,273	7,183,469
4.75%, 04/15/43	2,680	2,509,030
4.90%, 11/30/46	11,627	10,868,008
5.30%, 05/27/40	4,625	4,688,275
6.00%, 04/01/39	2,040	2,225,700
6.15%, 11/30/37	3,720	4,103,187
Agilent Technologies Inc.
2.10%, 06/04/30	2,596	2,299,434
2.30%, 03/12/31	4,519	3,944,632
2.75%, 09/15/29	3,354	3,109,618
3.05%, 09/22/26	2,756	2,704,113
4.20%, 09/09/27	1,280	1,278,833
4.75%, 09/09/34	2,390	2,296,961
Baxter International Inc.
1.73%, 04/01/31	3,505	2,933,245
1.92%, 02/01/27	6,755	6,462,977
2.27%, 12/01/28	6,245	5,759,790
2.54%, 02/01/32	4,325	3,693,336
2.60%, 08/15/26	4,077	3,975,970
3.13%, 12/01/51	3,612	2,215,178
3.50%, 08/15/46	2,538	1,763,272
3.95%, 04/01/30	2,660	2,565,274
Boston Scientific Corp.
2.65%, 06/01/30	4,736	4,352,596
4.00%, 03/01/28	3,250	3,237,499
4.55%, 03/01/39	1,958	1,820,009
4.70%, 03/01/49	3,164	2,786,024
6.50%, 11/15/35	1,788	1,983,267
7.38%, 01/15/40	1,306	1,543,547
Danaher Corp.
2.60%, 10/01/50	4,313	2,555,785
2.80%, 12/10/51	4,185	2,560,808
4.38%, 09/15/45	2,198	1,881,138
Dentsply Sirona Inc., 3.25%, 06/01/30	3,958	3,533,503
DH Europe Finance II SARL
2.60%, 11/15/29	5,566	5,165,713
3.25%, 11/15/39	3,797	2,993,870
3.40%, 11/15/49	3,509	2,455,344
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,026	3,993,858
GE HealthCare Technologies Inc.
4.80%, 08/14/29	3,915	3,943,970
5.65%, 11/15/27	9,255	9,518,421
5.86%, 03/15/30	5,315	5,569,300
5.91%, 11/22/32	3,655	3,833,533
6.38%, 11/22/52	4,958	5,209,198
Koninklijke Philips NV
5.00%, 03/15/42	2,677	2,395,414
6.88%, 03/11/38	3,085	3,325,310
Medtronic Global Holdings SCA
4.25%, 03/30/28	5,940	5,970,263
4.50%, 03/30/33	4,115	4,030,239
Medtronic Inc.
4.00%, 04/01/43	100	84,118
4.38%, 03/15/35	9,165	8,782,682
4.63%, 03/15/45	8,277	7,337,189
Revvity Inc.
1.90%, 09/15/28	3,248	2,977,686
2.25%, 09/15/31	2,695	2,263,095
2.55%, 03/15/31	2,010	1,736,984
3.30%, 09/15/29	3,516	3,312,191

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
3.63%, 03/15/51	$1,610	$1,104,309
Smith & Nephew PLC
2.03%, 10/14/30	5,585	4,844,134
5.15%, 03/20/27	1,265	1,280,015
5.40%, 03/20/34	2,475	2,465,711
Solventum Corp.
5.40%, 03/01/29	5,240	5,347,275
5.45%, 02/25/27	3,400	3,452,086
5.45%, 03/13/31	4,990	5,096,857
5.60%, 03/23/34	6,330	6,402,608
5.90%, 04/30/54	5,820	5,625,387
6.00%, 05/15/64	2,242	2,149,331
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	2,926	2,597,959
3.75%, 03/15/51	3,900	2,714,899
Stryker Corp.
1.95%, 06/15/30	6,088	5,382,877
2.90%, 06/15/50	2,981	1,910,730
3.65%, 03/07/28	4,422	4,350,398
4.10%, 04/01/43	1,783	1,456,816
4.25%, 09/11/29	3,070	3,053,222
4.38%, 05/15/44	2,543	2,153,136
4.55%, 02/10/27	3,455	3,475,416
4.63%, 09/11/34	2,110	2,050,746
4.63%, 03/15/46	3,845	3,347,153
4.70%, 02/10/28	3,325	3,362,416
4.85%, 12/08/28	3,900	3,969,911
4.85%, 02/10/30	3,305	3,351,464
5.20%, 02/10/35	3,315	3,341,256
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	4,210	3,881,652
2.00%, 10/15/31	4,915	4,240,157
2.60%, 10/01/29	4,709	4,388,954
2.80%, 10/15/41	4,965	3,497,502
4.10%, 08/15/47	3,319	2,659,822
4.80%, 11/21/27	4,623	4,697,350
4.95%, 08/10/26	5,430	5,475,124
4.95%, 11/21/32	2,585	2,617,655
4.98%, 08/10/30	3,878	3,978,665
5.00%, 12/05/26	4,360	4,410,909
5.00%, 01/31/29(b)	5,015	5,156,352
5.09%, 08/10/33	3,865	3,908,617
5.20%, 01/31/34	2,760	2,810,172
5.30%, 02/01/44	1,714	1,640,592
5.40%, 08/10/43	2,360	2,318,101
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	3,995	3,495,609
4.45%, 08/15/45	2,749	2,259,469
4.70%, 02/19/27	1,475	1,480,982
5.05%, 02/19/30	1,715	1,741,490
5.20%, 09/15/34	3,280	3,264,574
5.35%, 12/01/28(b)	3,950	4,053,959
5.50%, 02/19/35	1,535	1,561,642
5.75%, 11/30/39	943	947,442
		365,324,250
Health Care - Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,529	935,123
Adventist Health System/West
3.63%, 03/01/49(b)	2,281	1,530,049
5.43%, 03/01/32	2,145	2,166,562
Security	Par (000)	Value
Health Care - Services (continued)
5.76%, 12/01/34	$910	$903,652
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,254,706
3.83%, 08/15/28	1,186	1,168,293
4.27%, 08/15/48	1,586	1,292,341
Series 2020, 2.21%, 06/15/30	455	408,761
Series 2020, 3.01%, 06/15/50	1,622	1,053,614
Aetna Inc.
3.88%, 08/15/47	60	43,071
4.50%, 05/15/42	2,791	2,281,093
4.75%, 03/15/44	2,284	1,900,366
6.63%, 06/15/36	3,841	4,081,945
6.75%, 12/15/37	2,928	3,119,225
AHS Hospital Corp.
5.02%, 07/01/45	1,710	1,586,415
Series 2021, 2.78%, 07/01/51	2,036	1,238,343
Allina Health System
2.90%, 11/15/51	1,930	1,181,775
Series 2019, 3.89%, 04/15/49	2,078	1,574,708
Ascension Health
3.95%, 11/15/46	5,760	4,568,571
4.85%, 11/15/53	1,990	1,771,743
Series B, 2.53%, 11/15/29	3,904	3,603,256
Series B, 3.11%, 11/15/39	3,061	2,401,457
Banner Health
1.90%, 01/01/31	2,263	1,968,100
2.34%, 01/01/30	2,532	2,313,500
2.91%, 01/01/42(b)	1,010	721,141
2.91%, 01/01/51	1,237	775,476
Series 2020, 3.18%, 01/01/50(b)	1,823	1,230,616
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	510	293,464
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	486,126
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	3,539	2,689,569
Baylor Scott & White Holdings
3.97%, 11/15/46	1,960	1,553,963
4.19%, 11/15/45	2,528	2,069,152
Series 2021, 1.78%, 11/15/30	1,661	1,440,307
Series 2021, 2.84%, 11/15/50(b)	4,170	2,601,917
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	730	455,516
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	3,256	3,113,539
Series 2018, 4.30%, 07/01/28	1,521	1,520,408
Series 20-2, 2.10%, 06/01/31	2,035	1,776,310
Series 20-2, 3.21%, 06/01/50	1,605	1,074,344
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,116,955
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(b)	2,120	1,844,992
Centene Corp.
2.45%, 07/15/28	9,665	8,888,021
2.50%, 03/01/31	9,650	8,187,484
2.63%, 08/01/31	5,915	4,997,901
3.00%, 10/15/30	9,765	8,571,370
3.38%, 02/15/30	9,280	8,464,700
4.25%, 12/15/27	10,805	10,555,727
4.63%, 12/15/29	15,875	15,308,258

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Children's Health System of Texas, 2.51%, 08/15/50	$1,951	$1,135,090
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	2,073	1,700,273
Series 2020, 2.59%, 02/01/50(b)	1,455	868,770
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,953	1,682,762
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,648	1,615,250
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	1,136	710,254
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,684	2,672,310
Cigna Group (The)
2.38%, 03/15/31	6,986	6,137,448
2.40%, 03/15/30	6,177	5,590,904
3.05%, 10/15/27	3,029	2,939,811
3.20%, 03/15/40	3,815	2,901,342
3.40%, 03/01/27	7,138	7,021,208
3.40%, 03/15/50	6,992	4,646,009
3.40%, 03/15/51	5,900	3,896,318
3.88%, 10/15/47	5,161	3,795,026
4.38%, 10/15/28	15,083	15,050,818
4.80%, 08/15/38	10,769	10,006,775
4.80%, 07/15/46	4,534	3,905,220
4.90%, 12/15/48	12,073	10,405,794
5.00%, 05/15/29	2,510	2,557,153
5.13%, 05/15/31	3,430	3,504,749
5.25%, 02/15/34(b)	3,850	3,881,136
5.40%, 03/15/33	3,585	3,668,134
5.60%, 02/15/54	5,245	4,938,579
6.13%, 11/15/41	2,853	2,936,104
City of Hope
Series 2013, 5.62%, 11/15/43	1,960	1,880,268
Series 2018, 4.38%, 08/15/48(b)	1,897	1,515,899
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,745	1,457,240
CommonSpirit Health
2.78%, 10/01/30	1,872	1,691,528
3.35%, 10/01/29	3,045	2,883,064
3.82%, 10/01/49	3,052	2,199,242
3.91%, 10/01/50	1,304	937,131
4.19%, 10/01/49	2,966	2,243,893
4.35%, 11/01/42	2,968	2,437,546
5.21%, 12/01/31	2,205	2,234,469
5.32%, 12/01/34	2,130	2,103,439
5.55%, 12/01/54	600	555,880
6.07%, 11/01/27	1,756	1,819,464
6.46%, 11/01/52	915	953,791
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(b)	1,631	1,024,777
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,948	2,107,368
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	3,690	2,534,734
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,152	1,648,755
Dignity Health
4.50%, 11/01/42	1,030	854,733
5.27%, 11/01/64	1,100	951,505
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	2,866	2,229,272
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health Inc.
2.25%, 05/15/30	$4,673	$4,191,839
2.55%, 03/15/31	5,500	4,899,065
2.88%, 09/15/29	4,287	4,012,696
3.13%, 05/15/50	2,661	1,706,150
3.60%, 03/15/51	6,463	4,502,737
3.65%, 12/01/27	7,643	7,517,453
3.70%, 09/15/49	4,907	3,477,602
4.10%, 03/01/28	6,133	6,094,880
4.10%, 05/15/32	2,813	2,663,379
4.38%, 12/01/47	7,286	5,889,000
4.50%, 10/30/26	2,940	2,949,622
4.55%, 03/01/48	4,535	3,738,688
4.55%, 05/15/52	2,725	2,210,637
4.63%, 05/15/42	2,699	2,338,677
4.65%, 01/15/43	5,765	5,018,451
4.65%, 08/15/44	2,942	2,535,279
4.75%, 02/15/30	3,190	3,214,328
4.75%, 02/15/33	3,350	3,294,645
4.95%, 11/01/31	4,330	4,367,518
5.10%, 01/15/44	4,078	3,716,336
5.13%, 02/15/53	4,040	3,566,677
5.15%, 06/15/29	2,535	2,597,068
5.20%, 02/15/35	4,595	4,600,000
5.38%, 06/15/34	3,525	3,575,874
5.50%, 10/15/32	4,185	4,323,344
5.65%, 06/15/54	3,480	3,310,575
5.70%, 02/15/55	5,080	4,864,540
5.85%, 01/15/36	1,329	1,391,166
5.85%, 11/01/64	3,727	3,577,768
5.95%, 12/15/34	2,155	2,269,937
6.10%, 10/15/52	2,725	2,758,157
6.38%, 06/15/37	2,450	2,638,595
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	205	152,304
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	595,049
Hackensack Meridian Health Inc.
4.21%, 07/01/48	1,856	1,513,795
4.50%, 07/01/57	1,415	1,158,551
Series 2020, 2.68%, 09/01/41	2,646	1,805,797
Series 2020, 2.88%, 09/01/50	2,037	1,266,673
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,461,932
HCA Inc.
2.38%, 07/15/31	5,625	4,800,187
3.13%, 03/15/27	4,700	4,581,242
3.38%, 03/15/29	1,807	1,721,942
3.50%, 09/01/30	11,460	10,701,316
3.50%, 07/15/51	7,120	4,600,654
3.63%, 03/15/32	9,037	8,191,728
4.13%, 06/15/29	8,360	8,133,323
4.38%, 03/15/42	2,911	2,369,619
4.50%, 02/15/27	5,788	5,780,675
4.63%, 03/15/52	7,740	6,072,753
5.00%, 03/01/28	1,100	1,112,667
5.13%, 06/15/39	4,295	3,951,844
5.20%, 06/01/28	2,615	2,656,619
5.25%, 06/15/26	7,370	7,390,630
5.25%, 03/01/30	2,055	2,086,795
5.25%, 06/15/49	8,091	7,016,734
5.38%, 09/01/26	4,888	4,917,558

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.45%, 04/01/31	$3,695	$3,767,548
5.45%, 09/15/34	4,670	4,630,426
5.50%, 03/01/32	4,005	4,054,181
5.50%, 06/01/33	5,211	5,238,564
5.50%, 06/15/47	7,552	6,844,167
5.60%, 04/01/34	6,255	6,279,160
5.63%, 09/01/28	6,887	7,055,282
5.75%, 03/01/35	6,110	6,169,589
5.88%, 02/01/29	5,090	5,256,345
5.90%, 06/01/53	4,870	4,580,004
5.95%, 09/15/54	3,505	3,318,215
6.00%, 04/01/54	5,730	5,454,099
6.10%, 04/01/64	2,995	2,843,036
6.20%, 03/01/55	1,680	1,648,888
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	2,757	2,049,967
Humana Inc.
1.35%, 02/03/27	3,770	3,565,419
2.15%, 02/03/32	3,510	2,888,517
3.13%, 08/15/29	2,771	2,588,385
3.70%, 03/23/29	4,825	4,649,576
3.95%, 03/15/27	3,539	3,502,910
3.95%, 08/15/49	2,582	1,834,662
4.63%, 12/01/42	2,910	2,412,230
4.80%, 03/15/47	2,465	2,001,161
4.88%, 04/01/30	2,795	2,796,970
4.95%, 10/01/44	4,034	3,432,885
5.38%, 04/15/31	4,010	4,065,556
5.50%, 03/15/53	1,880	1,663,680
5.75%, 03/01/28	1,396	1,437,590
5.75%, 12/01/28	1,345	1,392,721
5.75%, 04/15/54(b)	2,154	1,976,614
5.88%, 03/01/33	3,465	3,548,951
5.95%, 03/15/34	3,855	3,955,847
ICON Investments Six DAC
5.81%, 05/08/27	2,470	2,518,867
5.85%, 05/08/29	1,930	1,976,612
6.00%, 05/08/34	1,950	1,947,639
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	3,010	2,369,134
Series 2021, 2.85%, 11/01/51	1,245	768,812
Inova Health System Foundation, 4.07%, 05/15/52	2,499	1,979,158
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,669,191
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	199,888
IQVIA Inc.
5.70%, 05/15/28	5,075	5,166,237
6.25%, 02/01/29	1,890	1,966,712
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	4,091	3,196,771
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,428	4,349,397
4.15%, 05/01/47	7,042	5,687,405
4.88%, 04/01/42	2,712	2,474,846
Series 2019, 3.27%, 11/01/49	5,408	3,695,940
Series 2021, 2.81%, 06/01/41	4,662	3,277,416
Series 2021, 3.00%, 06/01/51	5,107	3,252,842
Laboratory Corp. of America Holdings
1.55%, 06/01/26	2,985	2,893,777
Security	Par (000)	Value
Health Care - Services (continued)
2.70%, 06/01/31	$2,800	$2,488,306
2.95%, 12/01/29	2,812	2,617,393
3.60%, 09/01/27	3,670	3,609,936
4.35%, 04/01/30	3,300	3,242,807
4.55%, 04/01/32	2,700	2,635,593
4.70%, 02/01/45	4,303	3,654,809
4.80%, 10/01/34	3,500	3,370,224
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	156,743
Series 2017, 3.77%, 07/01/48	1,264	954,080
Series 2020, 3.19%, 07/01/49	1,835	1,249,134
Series 2020, 3.34%, 07/01/60	2,326	1,507,398
Mayo Clinic
3.77%, 11/15/43	1,325	1,065,200
Series 2013, 4.00%, 11/15/47	290	230,181
Series 2016, 4.13%, 11/15/52	2,691	2,151,137
Series 2021, 3.20%, 11/15/61	2,286	1,450,537
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,562	2,128,957
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,777	1,261,764
Memorial Health Services, 3.45%, 11/01/49	1,318	920,074
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,378,133
5.00%, 07/01/42	690	654,826
Series 2015, 4.20%, 07/01/55	2,009	1,618,242
Series 2020, 2.96%, 01/01/50	781	504,283
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,836	2,319,082
Montefiore Obligated Group
4.29%, 09/01/50	1,216	831,589
Series 18-C, 5.25%, 11/01/48	1,802	1,460,938
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	623,434
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	1,592	1,154,175
Series 2019, 3.74%, 07/01/49	2,455	1,611,479
Series 2020, 3.39%, 07/01/50	1,946	1,177,089
MultiCare Health System, 2.80%, 08/15/50	1,413	832,870
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,733	1,900,209
Nationwide Children's Hospital Inc., 4.56%, 11/01/52(b)	1,806	1,541,764
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	734,603
2.61%, 08/01/60(b)	1,308	719,002
4.02%, 08/01/45	3,024	2,449,430
4.06%, 08/01/56	553	425,016
Series 2019, 3.95%	1,835	1,248,587
Northwell Healthcare Inc.
3.81%, 11/01/49	2,635	1,897,161
3.98%, 11/01/46	2,875	2,177,544
4.26%, 11/01/47	3,320	2,579,896
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	2,910	1,779,738
Novant Health Inc.
2.64%, 11/01/36	2,366	1,851,010
3.17%, 11/01/51	3,269	2,141,417
3.32%, 11/01/61	1,751	1,101,331

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	$1,260	$754,787
OhioHealth Corp.
2.30%, 11/15/31	2,224	1,949,968
2.83%, 11/15/41	2,270	1,621,345
Series 2020, 3.04%, 11/15/50(b)	1,876	1,237,756
Orlando Health Obligated Group
3.33%, 10/01/50	2,142	1,477,109
4.09%, 10/01/48	1,877	1,496,724
5.48%, 10/01/35	1,045	1,070,986
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	2,032	1,679,846
Series 2020, 3.22%, 11/15/50	2,327	1,430,038
Piedmont Healthcare Inc.
2.04%, 01/01/32	2,087	1,735,092
2.86%, 01/01/52(b)	1,646	999,302
Series 2042, 2.72%, 01/01/42	1,361	939,023
Presbyterian Healthcare Services, 4.88%, 08/01/52	2,155	1,922,066
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,075	3,095,039
Series 19A, 2.53%, 10/01/29	2,877	2,633,484
Series 21A, 2.70%, 10/01/51	3,400	1,911,503
Series A, 3.93%, 10/01/48	2,430	1,825,648
Series H, 2.75%, 10/01/26	1,187	1,160,799
Series I, 3.74%, 10/01/47	1,668	1,223,024
Queen's Health Systems (The), 4.81%, 07/01/52	1,981	1,766,023
Quest Diagnostics Inc.
2.80%, 06/30/31	2,801	2,516,728
2.95%, 06/30/30	4,067	3,766,676
3.45%, 06/01/26	3,872	3,837,382
4.20%, 06/30/29	3,033	3,003,844
4.60%, 12/15/27	2,640	2,661,210
4.63%, 12/15/29	3,305	3,319,106
4.70%, 03/30/45	2,136	1,852,263
5.00%, 12/15/34	2,410	2,381,761
6.40%, 11/30/33	1,670	1,807,744
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,790	1,170,399
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	1,313	1,288,078
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	1,345	817,310
Sentara Health, 2.93%, 11/01/51	1,849	1,170,953
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	1,611	972,202
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,745,570
Series A, 3.82%, 06/01/27	2,055	2,036,491
Stanford Health Care
3.03%, 08/15/51	2,080	1,348,143
Series 2018, 3.80%, 11/15/48	3,191	2,408,742
Series 2020, 3.31%, 08/15/30	1,250	1,183,041
Summa Health, 3.51%, 11/15/51(b)	1,825	1,329,770
Sutter Health
5.55%, 08/15/53(b)	248	241,691
Series 2018, 3.70%, 08/15/28	2,054	2,012,626
Series 2018, 4.09%, 08/15/48	2,161	1,699,606
Series 20A, 2.29%, 08/15/30	1,489	1,318,033
Security	Par (000)	Value
Health Care - Services (continued)
Series 20A, 3.16%, 08/15/40	$857	$660,556
Series 20A, 3.36%, 08/15/50	2,014	1,376,295
Texas Health Resources
2.33%, 11/15/50	2,572	1,428,852
4.33%, 11/15/55	1,429	1,168,607
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,947,102
Trinity Health Corp.
4.13%, 12/01/45	1,881	1,549,504
Series 2019, 3.43%, 12/01/48	1,215	892,689
Series 2021, 2.63%, 12/01/40	2,526	1,786,913
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	446,253
UnitedHealth Group Inc.
3.70%, 05/15/27	3,464	3,438,051
1.15%, 05/15/26	4,565	4,421,324
2.00%, 05/15/30	6,035	5,363,870
2.30%, 05/15/31	6,190	5,444,445
2.75%, 05/15/40	5,066	3,609,765
2.88%, 08/15/29	4,339	4,103,025
2.90%, 05/15/50	6,248	3,860,917
2.95%, 10/15/27	4,474	4,357,775
3.05%, 05/15/41	4,732	3,427,372
3.13%, 05/15/60	4,079	2,411,108
3.25%, 05/15/51	9,115	6,000,300
3.38%, 04/15/27	3,208	3,168,085
3.45%, 01/15/27(b)	4,323	4,286,372
3.50%, 08/15/39	5,869	4,704,415
3.70%, 08/15/49	5,467	3,939,646
3.75%, 10/15/47	5,021	3,706,211
3.85%, 06/15/28	5,576	5,531,145
3.88%, 12/15/28	4,142	4,093,572
3.88%, 08/15/59	5,242	3,654,549
3.95%, 10/15/42	3,630	2,927,214
4.00%, 05/15/29	4,419	4,368,980
4.20%, 05/15/32	6,360	6,115,145
4.20%, 01/15/47	3,884	3,086,568
4.25%, 01/15/29	6,080	6,079,796
4.25%, 03/15/43	2,406	2,003,414
4.25%, 04/15/47	3,674	2,933,861
4.25%, 06/15/48	6,188	4,938,376
4.38%, 03/15/42	3,049	2,609,478
4.45%, 12/15/48	5,271	4,327,124
4.50%, 04/15/33	6,065	5,861,880
4.60%, 04/15/27	3,180	3,214,386
4.63%, 07/15/35	4,056	3,905,696
4.63%, 11/15/41	3,211	2,829,298
4.70%, 04/15/29	2,280	2,313,058
4.75%, 07/15/26	5,180	5,221,353
4.75%, 07/15/45	8,315	7,280,790
4.75%, 05/15/52	8,120	6,848,356
4.80%, 01/15/30	5,980	6,080,936
4.90%, 04/15/31	3,876	3,945,564
4.95%, 01/15/32	8,280	8,359,649
4.95%, 05/15/62	4,830	4,082,022
5.00%, 04/15/34	5,388	5,346,822
5.05%, 04/15/53	7,835	6,934,050
5.15%, 07/15/34	9,005	9,030,436
5.20%, 04/15/63	6,400	5,643,436
5.25%, 02/15/28	5,175	5,329,300
5.30%, 02/15/30	5,349	5,546,323
5.35%, 02/15/33	8,615	8,826,229

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.38%, 04/15/54	$7,005	$6,497,831
5.50%, 07/15/44	6,555	6,336,273
5.50%, 04/15/64	4,270	3,954,824
5.63%, 07/15/54	10,865	10,449,759
5.70%, 10/15/40	1,989	1,985,352
5.75%, 07/15/64	8,775	8,469,880
5.80%, 03/15/36	3,775	3,935,805
5.88%, 02/15/53	7,565	7,496,163
5.95%, 02/15/41	2,200	2,248,812
6.05%, 02/15/63	5,450	5,480,558
6.50%, 06/15/37	2,688	2,955,357
6.63%, 11/15/37	3,283	3,644,660
6.88%, 02/15/38	5,141	5,829,919
Universal Health Services Inc.
1.65%, 09/01/26	4,230	4,055,198
2.65%, 10/15/30	3,733	3,272,089
2.65%, 01/15/32	2,465	2,038,159
4.63%, 10/15/29	2,945	2,868,777
5.05%, 10/15/34	1,770	1,652,839
UPMC
5.04%, 05/15/33	1,995	1,981,857
5.38%, 05/15/43	1,690	1,616,694
WakeMed, Series A, 3.29%, 10/01/52	1,265	842,641
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	529,063
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	1,898	1,632,804
Series 2021, 3.07%, 03/01/51	2,342	1,404,818
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	3,281	1,892,693
		1,136,729,154
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
6.55%, 03/15/32(c)	2,070	2,082,096
6.70%, 07/29/31	4,060	4,136,522
6.90%, 04/13/29	1,700	1,748,385
Ares Capital Corp.
2.15%, 07/15/26	3,915	3,772,460
2.88%, 06/15/27	1,764	1,682,608
2.88%, 06/15/28	5,515	5,117,044
3.20%, 11/15/31	2,815	2,405,412
5.88%, 03/01/29	5,215	5,261,099
5.95%, 07/15/29	2,584	2,617,445
7.00%, 01/15/27	3,972	4,078,016
Series ., 5.80%, 03/08/32	4,235	4,137,344
Ares Strategic Income Fund
5.60%, 02/15/30(b)(c)	3,060	3,013,707
5.70%, 03/15/28(c)	1,150	1,148,859
6.20%, 03/21/32(c)	3,190	3,149,607
6.35%, 08/15/29(c)	1,160	1,179,486
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,990	1,900,330
5.95%, 03/15/30	90	88,196
Barings BDC Inc.
3.30%, 11/23/26	1,305	1,255,859
7.00%, 02/15/29	170	174,192
Blackstone Private Credit Fund
2.63%, 12/15/26	3,565	3,419,371
3.25%, 03/15/27	5,730	5,521,707
4.00%, 01/15/29	2,795	2,640,737
5.60%, 11/22/29(c)	2,100	2,075,847
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.95%, 07/16/29	$1,315	$1,321,918
6.00%, 01/29/32	4,500	4,461,177
6.00%, 11/22/34(c)	3,450	3,297,297
6.25%, 01/25/31	1,360	1,383,472
7.30%, 11/27/28	1,135	1,201,226
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,829	2,677,976
2.75%, 09/16/26	3,275	3,164,910
2.85%, 09/30/28	3,250	2,977,506
5.30%, 06/30/30	1,200	1,168,743
5.35%, 04/13/28	880	878,051
5.88%, 11/15/27	1,670	1,690,673
Blue Owl Capital Corp.
2.63%, 01/15/27	3,242	3,083,859
2.88%, 06/11/28	3,930	3,588,471
3.40%, 07/15/26	2,215	2,152,920
5.95%, 03/15/29	600	595,547
Blue Owl Capital Corp. II, 8.45%, 11/15/26	555	578,994
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,585	2,459,274
Blue Owl Credit Income Corp.
3.13%, 09/23/26	2,060	1,984,123
4.70%, 02/08/27	1,980	1,949,846
5.80%, 03/15/30(c)	2,705	2,644,123
6.60%, 09/15/29(c)	3,730	3,773,934
6.65%, 03/15/31	3,235	3,274,662
7.75%, 09/16/27	1,125	1,166,935
7.75%, 01/15/29	2,310	2,428,473
7.95%, 06/13/28	973	1,025,331
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	2,012	1,895,284
6.10%, 03/15/28(c)	1,025	1,015,873
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	1,690	1,693,875
Carlyle Secured Lending Inc., 6.75%, 02/18/30	70	70,722
Franklin BSP Capital Corp., 7.20%, 06/15/29	170	172,957
FS KKR Capital Corp.
2.63%, 01/15/27(b)	2,789	2,638,374
3.13%, 10/12/28	4,064	3,670,031
3.25%, 07/15/27	2,000	1,897,774
6.13%, 01/15/30	1,650	1,621,992
6.88%, 08/15/29	2,710	2,754,674
7.88%, 01/15/29	300	313,561
Goldman Sachs BDC Inc., 6.38%, 03/11/27	560	572,519
Golub Capital BDC Inc.
2.05%, 02/15/27	2,188	2,055,176
2.50%, 08/24/26	2,735	2,631,702
6.00%, 07/15/29	1,835	1,839,660
7.05%, 12/05/28	560	583,508
Golub Capital Private Credit Fund
5.80%, 09/12/29(c)	410	403,596
5.88%, 05/01/30(c)	2,200	2,156,009
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(c)	4,315	4,136,254
HPS Corporate Lending Fund
5.95%, 04/14/32	2,010	1,958,425
6.25%, 09/30/29	465	471,883
6.75%, 01/30/29	2,490	2,565,371
Main Street Capital Corp.
3.00%, 07/14/26	2,970	2,872,230
6.50%, 06/04/27	1,500	1,524,572

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.95%, 03/01/29	$930	$953,353
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	820	812,950
6.15%, 05/17/29	1,555	1,583,931
MSD Investment Corp., 6.25%, 05/31/30(c)	750	736,113
New Mountain Finance Corp.
6.20%, 10/15/27	270	269,975
6.88%, 02/01/29	330	332,744
North Haven Private Income Fund LLC, 5.75%, 02/01/30(b)	30	29,764
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	50	50,757
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	2,463	2,324,787
6.34%, 02/27/30	710	700,583
7.10%, 02/15/29	1,560	1,588,129
Oaktree Strategic Credit Fund
6.50%, 07/23/29(b)	280	284,944
8.40%, 11/14/28	340	365,779
Sixth Street Lending Partners
5.75%, 01/15/30	730	721,774
6.13%, 07/15/30(c)	3,210	3,221,775
6.50%, 03/11/29	490	498,416
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(b)	1,770	1,709,962
5.63%, 08/15/30	835	826,034
6.13%, 03/01/29(b)	420	425,199
6.95%, 08/14/28	715	743,515
		177,232,276
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	4,235	4,053,650
1.40%, 10/15/27	1,659	1,545,163
5.00%, 10/15/34	610	592,105
5.50%, 10/15/35	1,710	1,714,096
Lennar Corp.
4.75%, 11/29/27	4,038	4,053,565
5.00%, 06/15/27	2,673	2,687,766
5.25%, 06/01/26	2,646	2,654,045
MDC Holdings Inc.
2.50%, 01/15/31	2,332	2,030,670
3.85%, 01/15/30(b)	1,976	1,885,577
3.97%, 08/06/61(b)	1,565	1,157,044
6.00%, 01/15/43	3,397	3,139,759
Meritage Homes Corp.
5.13%, 06/06/27	570	573,818
5.65%, 03/15/35	1,075	1,048,546
NVR Inc., 3.00%, 05/15/30	2,238	2,058,396
PulteGroup Inc.
5.00%, 01/15/27	2,865	2,885,562
6.00%, 02/15/35	1,568	1,608,470
6.38%, 05/15/33(b)	2,076	2,194,621
7.88%, 06/15/32	1,179	1,341,532
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	2,365	2,263,072
4.35%, 02/15/28	2,395	2,373,000
4.88%, 03/15/27	2,895	2,898,140
		44,758,597
Security	Par (000)	Value
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	$2,942	$2,828,461
3.50%, 11/15/51	3,020	1,784,163
4.40%, 03/15/29(b)	2,722	2,607,211
Whirlpool Corp.
2.40%, 05/15/31	1,545	1,254,199
4.50%, 06/01/46	2,133	1,442,360
4.60%, 05/15/50(b)	2,570	1,697,883
4.70%, 05/14/32(b)	1,354	1,182,177
4.75%, 02/26/29(b)	3,461	3,279,742
5.50%, 03/01/33	1,400	1,281,196
5.75%, 03/01/34(b)	1,295	1,198,753
		18,556,145
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,440	2,027,455
2.65%, 04/30/30	1,867	1,683,107
4.88%, 12/06/28	3,756	3,786,688
5.75%, 03/15/33	1,880	1,915,691
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,734	2,354,875
3.15%, 08/01/27	1,276	1,246,006
3.95%, 08/01/47	2,085	1,606,265
5.00%, 06/15/52	2,220	1,952,923
5.60%, 11/15/32	2,955	3,079,204
Clorox Co. (The)
1.80%, 05/15/30	3,564	3,120,155
3.10%, 10/01/27	3,203	3,121,924
3.90%, 05/15/28	3,503	3,463,228
4.40%, 05/01/29	3,295	3,300,071
4.60%, 05/01/32	3,459	3,418,216
Kimberly-Clark Corp.
1.05%, 09/15/27	3,481	3,247,649
2.00%, 11/02/31(b)	2,883	2,518,358
2.88%, 02/07/50	2,409	1,543,456
3.10%, 03/26/30	4,058	3,845,433
3.20%, 04/25/29	3,835	3,708,771
3.20%, 07/30/46	1,915	1,333,110
3.90%, 05/04/47	1,702	1,326,430
3.95%, 11/01/28	3,517	3,502,796
4.50%, 02/16/33	2,280	2,268,119
5.30%, 03/01/41	2,090	2,050,763
6.63%, 08/01/37	2,853	3,270,251
		64,690,944
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,922	3,468,478
Aegon Ltd., 5.50%, 04/11/48(a)	3,150	3,120,672
Aflac Inc.
2.88%, 10/15/26	3,097	3,030,688
3.60%, 04/01/30	5,653	5,445,707
4.00%, 10/15/46	1,941	1,505,327
4.75%, 01/15/49	3,518	2,985,535
Alleghany Corp.
3.25%, 08/15/51	2,740	1,813,923
3.63%, 05/15/30	3,864	3,738,144
4.90%, 09/15/44	2,395	2,151,996
Allstate Corp. (The)
1.45%, 12/15/30	3,194	2,692,898
3.28%, 12/15/26	2,932	2,878,282

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.85%, 08/10/49	$2,708	$1,977,791
4.20%, 12/15/46	3,502	2,778,670
4.50%, 06/15/43	2,698	2,274,804
5.05%, 06/24/29	2,275	2,319,580
5.25%, 03/30/33	2,220	2,245,685
5.35%, 06/01/33	2,284	2,321,572
5.55%, 05/09/35	3,331	3,418,597
5.95%, 04/01/36	2,165	2,311,639
6.50%, 05/15/67(a)	2,495	2,485,502
American Financial Group Inc./OH
4.50%, 06/15/47	1,745	1,404,849
5.25%, 04/02/30(b)	902	925,573
American International Group Inc.
3.40%, 06/30/30	2,405	2,259,548
3.88%, 01/15/35	1,720	1,547,173
4.20%, 04/01/28	2,720	2,702,593
4.38%, 06/30/50	5,209	4,230,002
4.50%, 07/16/44	2,190	1,862,524
4.75%, 04/01/48	5,708	4,930,804
5.13%, 03/27/33	3,465	3,463,421
Series A-9, 5.75%, 04/01/48(a)	10	9,875
American National Group Inc.
5.00%, 06/15/27	3,116	3,121,836
5.75%, 10/01/29	400	406,463
Aon Corp.
2.80%, 05/15/30	4,841	4,440,540
3.75%, 05/02/29	4,122	4,006,732
4.50%, 12/15/28	2,527	2,536,105
6.25%, 09/30/40	2,114	2,246,510
8.21%, 01/01/27	901	938,967
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,450	2,103,711
2.60%, 12/02/31	2,370	2,074,336
2.85%, 05/28/27	2,915	2,831,977
2.90%, 08/23/51	4,160	2,500,315
3.90%, 02/28/52	3,665	2,663,569
5.00%, 09/12/32	2,305	2,306,608
5.35%, 02/28/33	2,500	2,538,107
Aon Global Ltd.
4.60%, 06/14/44	3,732	3,148,056
4.75%, 05/15/45	2,549	2,195,377
Aon North America Inc.
5.13%, 03/01/27	3,365	3,411,560
5.15%, 03/01/29	4,555	4,650,031
5.30%, 03/01/31	3,455	3,552,422
5.45%, 03/01/34	7,393	7,518,134
5.75%, 03/01/54	5,240	5,070,149
Arch Capital Finance LLC
4.01%, 12/15/26	3,197	3,171,166
5.03%, 12/15/46	2,114	1,886,235
Arch Capital Group Ltd.
3.64%, 06/30/50	5,037	3,585,605
7.35%, 05/01/34	1,820	2,082,317
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,910	2,660,020
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,460	2,134,389
3.05%, 03/09/52	3,845	2,357,538
3.50%, 05/20/51	6,147	4,161,867
4.60%, 12/15/27	3,315	3,337,645
4.85%, 12/15/29	1,350	1,366,333
5.00%, 02/15/32	2,010	2,017,447
Security	Par (000)	Value
Insurance (continued)
5.15%, 02/15/35	$3,825	$3,797,639
5.45%, 07/15/34	1,988	2,021,461
5.50%, 03/02/33	1,790	1,821,731
5.55%, 02/15/55	1,655	1,554,891
5.75%, 03/02/53	2,098	2,010,387
5.75%, 07/15/54	1,510	1,454,163
6.50%, 02/15/34	2,045	2,220,613
6.75%, 02/15/54	2,195	2,382,535
Assurant Inc.
2.65%, 01/15/32	1,815	1,530,387
3.70%, 02/22/30	2,387	2,248,870
4.90%, 03/27/28	2,465	2,473,404
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	2,961	2,690,179
3.60%, 09/15/51	1,490	1,000,363
6.13%, 09/15/28	1,450	1,513,788
Athene Holding Ltd.
3.45%, 05/15/52	3,790	2,361,876
3.50%, 01/15/31	2,580	2,387,405
3.95%, 05/25/51	3,085	2,124,978
4.13%, 01/12/28	5,200	5,125,520
5.88%, 01/15/34(b)	2,493	2,526,333
6.15%, 04/03/30	2,017	2,117,407
6.25%, 04/01/54	2,660	2,577,283
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	760	732,298
6.65%, 02/01/33(b)	2,235	2,373,708
AXA SA, 8.60%, 12/15/30	375	440,265
Axis Specialty Finance LLC
3.90%, 07/15/29	2,099	2,018,718
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	1,821	1,723,141
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,289	2,254,837
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,431	3,865,985
1.85%, 03/12/30	2,808	2,543,498
2.30%, 03/15/27	5,690	5,536,144
2.50%, 01/15/51	5,525	3,257,419
2.85%, 10/15/50	7,564	4,813,760
2.88%, 03/15/32	4,859	4,452,202
3.85%, 03/15/52	6,720	5,120,523
4.20%, 08/15/48	9,537	7,907,437
4.25%, 01/15/49	8,104	6,766,766
4.30%, 05/15/43	3,937	3,456,623
4.40%, 05/15/42	4,973	4,590,761
5.75%, 01/15/40	4,353	4,671,210
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	5,370	4,957,128
Brighthouse Financial Inc.
3.70%, 06/22/27	145	142,197
3.85%, 12/22/51	1,290	811,096
4.70%, 06/22/47	3,577	2,666,630
5.63%, 05/15/30	2,794	2,873,598
Brown & Brown Inc.
2.38%, 03/15/31	4,283	3,699,531
4.20%, 03/17/32	1,610	1,499,266
4.50%, 03/15/29	2,435	2,425,994
4.95%, 03/17/52	3,845	3,173,022
5.65%, 06/11/34	2,280	2,299,480
Chubb Corp. (The)
6.00%, 05/11/37	4,714	5,035,071
Series 1, 6.50%, 05/15/38	1,270	1,406,665
Chubb INA Holdings LLC
1.38%, 09/15/30	2,630	2,264,643

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.85%, 12/15/51	$3,040	$1,915,783
3.05%, 12/15/61(b)	3,038	1,831,626
3.35%, 05/03/26	4,757	4,712,097
4.15%, 03/13/43	3,275	2,740,067
4.35%, 11/03/45	6,695	5,694,096
4.65%, 08/15/29	4,145	4,213,674
5.00%, 03/15/34	5,840	5,852,860
6.70%, 05/15/36	625	704,704
Cincinnati Financial Corp.
6.13%, 11/01/34	2,104	2,208,630
6.92%, 05/15/28	1,629	1,742,563
CNA Financial Corp.
2.05%, 08/15/30	1,750	1,518,384
3.45%, 08/15/27	2,512	2,457,403
3.90%, 05/01/29	5,891	5,738,993
5.13%, 02/15/34	995	980,204
5.50%, 06/15/33	1,215	1,227,770
CNO Financial Group Inc.
5.25%, 05/30/29	2,845	2,847,488
6.45%, 06/15/34	2,280	2,351,681
Corebridge Financial Inc.
3.65%, 04/05/27	6,491	6,394,190
3.85%, 04/05/29	4,158	4,030,207
3.90%, 04/05/32	5,720	5,262,266
4.35%, 04/05/42	2,640	2,156,459
4.40%, 04/05/52	4,920	3,841,529
5.75%, 01/15/34	3,030	3,087,767
6.05%, 09/15/33	2,720	2,825,481
6.38%, 09/15/54, (5-year CMT + 2.646%)(a)	10	9,634
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	1,775	1,795,636
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	1,275	1,221,034
Enstar Group Ltd.
3.10%, 09/01/31	2,686	2,339,411
4.95%, 06/01/29	3,051	3,039,580
Equitable Holdings Inc.
4.35%, 04/20/28	7,488	7,455,456
5.00%, 04/20/48	4,634	4,023,239
5.59%, 01/11/33	2,505	2,555,891
Essent Group Ltd., 6.25%, 07/01/29	1,345	1,379,583
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	4,803	2,905,592
3.50%, 10/15/50	4,724	3,123,431
4.87%, 06/01/44	2,271	1,980,032
F&G Annuities & Life Inc.
6.25%, 10/04/34	1,715	1,655,606
6.50%, 06/04/29	1,850	1,886,042
7.40%, 01/13/28	2,646	2,762,126
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,913,658
4.63%, 04/29/30	2,687	2,637,526
4.85%, 04/17/28	3,049	3,073,426
5.63%, 08/16/32	2,430	2,463,840
6.00%, 12/07/33	3,145	3,266,299
6.10%, 03/15/55	2,205	2,090,291
6.35%, 03/22/54	1,300	1,305,921
Fidelity National Financial Inc.
2.45%, 03/15/31	3,424	2,926,174
3.20%, 09/17/51	3,425	2,021,507
3.40%, 06/15/30	3,515	3,232,684
4.50%, 08/15/28	2,802	2,765,638
Security	Par (000)	Value
Insurance (continued)
First American Financial Corp.
2.40%, 08/15/31	$2,537	$2,147,242
4.00%, 05/15/30	2,265	2,140,106
5.45%, 09/30/34	1,720	1,658,828
Globe Life Inc.
2.15%, 08/15/30	3,502	3,041,040
4.55%, 09/15/28	3,600	3,613,623
4.80%, 06/15/32	1,720	1,675,415
5.85%, 09/15/34	1,800	1,838,813
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	2,185	1,904,183
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,580	3,318,439
2.90%, 09/15/51	3,165	1,949,591
3.60%, 08/19/49	3,626	2,607,197
4.30%, 04/15/43	1,596	1,345,429
4.40%, 03/15/48	2,593	2,142,486
5.95%, 10/15/36	1,855	1,927,297
6.10%, 10/01/41	2,094	2,126,063
Horace Mann Educators Corp., 7.25%, 09/15/28	180	193,187
Jackson Financial Inc.
3.13%, 11/23/31	3,285	2,835,465
4.00%, 11/23/51	2,570	1,703,531
5.17%, 06/08/27	3,110	3,137,897
5.67%, 06/08/32	1,330	1,329,181
Kemper Corp.
2.40%, 09/30/30	2,735	2,379,013
3.80%, 02/23/32	1,880	1,676,032
Lincoln National Corp.
3.05%, 01/15/30(b)	2,426	2,252,593
3.40%, 01/15/31	2,314	2,130,178
3.40%, 03/01/32	394	350,433
3.63%, 12/12/26	1,763	1,740,651
3.80%, 03/01/28	2,249	2,203,084
4.35%, 03/01/48	1,838	1,419,354
4.38%, 06/15/50	1,317	1,011,704
5.85%, 03/15/34	1,175	1,194,688
6.30%, 10/09/37	1,200	1,231,954
7.00%, 06/15/40	1,963	2,164,188
Loews Corp.
3.20%, 05/15/30	3,070	2,877,317
4.13%, 05/15/43	4,097	3,438,615
6.00%, 02/01/35	726	784,617
Manulife Financial Corp.
2.48%, 05/19/27	3,460	3,348,101
3.70%, 03/16/32	3,800	3,539,873
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	3,873	3,808,963
5.38%, 03/04/46	2,988	2,854,304
Markel Group Inc.
3.35%, 09/17/29	2,045	1,952,665
3.45%, 05/07/52	3,160	2,084,240
3.50%, 11/01/27	2,857	2,802,517
4.15%, 09/17/50	2,651	1,986,884
4.30%, 11/01/47	1,931	1,527,110
5.00%, 04/05/46	2,470	2,164,646
5.00%, 05/20/49	2,335	2,009,445
6.00%, 05/16/54	2,260	2,240,086
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,510	4,011,498

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.38%, 12/15/31	$755	$653,024
2.90%, 12/15/51	2,595	1,592,875
4.20%, 03/01/48	4,015	3,241,328
4.35%, 01/30/47	2,782	2,315,468
4.38%, 03/15/29	8,097	8,114,296
4.55%, 11/08/27	4,160	4,204,190
4.65%, 03/15/30	6,495	6,551,775
4.75%, 03/15/39	3,368	3,167,274
4.85%, 11/15/31	5,710	5,765,035
4.90%, 03/15/49	5,401	4,806,200
5.00%, 03/15/35	9,785	9,702,463
5.15%, 03/15/34	1,691	1,712,428
5.35%, 11/15/44	2,415	2,326,425
5.40%, 09/15/33	3,005	3,091,894
5.40%, 03/15/55	6,235	5,914,818
5.45%, 03/15/53	1,615	1,537,675
5.45%, 03/15/54	1,425	1,358,971
5.70%, 09/15/53	4,485	4,438,416
5.75%, 11/01/32	1,745	1,848,517
5.88%, 08/01/33	1,900	2,010,584
6.25%, 11/01/52	1,955	2,074,149
Mercury General Corp., 4.40%, 03/15/27	2,500	2,467,634
MetLife Inc.
4.05%, 03/01/45	4,586	3,677,381
4.13%, 08/13/42	3,703	3,067,873
4.55%, 03/23/30	5,802	5,857,943
4.60%, 05/13/46	3,439	2,987,645
4.72%, 12/15/44	2,676	2,337,930
4.88%, 11/13/43	4,010	3,616,034
5.00%, 07/15/52	4,140	3,717,512
5.25%, 01/15/54	4,420	4,119,748
5.30%, 12/15/34	3,760	3,820,002
5.38%, 07/15/33	3,555	3,664,302
5.70%, 06/15/35	6,453	6,757,285
5.88%, 02/06/41	3,477	3,558,820
6.38%, 06/15/34	2,956	3,216,221
6.40%, 12/15/66	5,217	5,160,584
6.50%, 12/15/32	2,755	3,048,322
10.75%, 08/01/69	2,587	3,377,929
MGIC Investment Corp., 5.25%, 08/15/28	640	638,275
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	247,734
Nationwide Financial Services Inc., 6.75%, 05/15/87	744	723,981
NMI Holdings Inc., 6.00%, 08/15/29	1,040	1,052,493
Old Republic International Corp.
3.85%, 06/11/51	2,764	1,904,859
3.88%, 08/26/26	3,621	3,580,556
5.75%, 03/28/34	2,235	2,264,357
PartnerRe Finance B LLC
3.70%, 07/02/29	3,936	3,808,715
4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	477	434,676
Primerica Inc., 2.80%, 11/19/31	2,213	1,924,239
Principal Financial Group Inc.
2.13%, 06/15/30	3,569	3,149,131
3.10%, 11/15/26	3,025	2,962,171
3.70%, 05/15/29(b)	2,600	2,517,489
4.30%, 11/15/46	1,874	1,545,576
4.35%, 05/15/43	1,693	1,432,528
4.63%, 09/15/42	1,786	1,571,309
5.38%, 03/15/33	2,290	2,329,393
Security	Par (000)	Value
Insurance (continued)
5.50%, 03/15/53	$1,575	$1,502,634
6.05%, 10/15/36	2,200	2,344,769
Progressive Corp. (The)
2.45%, 01/15/27	3,571	3,473,322
2.50%, 03/15/27	3,515	3,408,582
3.00%, 03/15/32	1,599	1,433,370
3.20%, 03/26/30	3,556	3,374,759
3.70%, 01/26/45	1,577	1,224,500
3.70%, 03/15/52	2,100	1,544,399
3.95%, 03/26/50	2,344	1,811,533
4.00%, 03/01/29	2,852	2,829,732
4.13%, 04/15/47	4,403	3,542,642
4.20%, 03/15/48	2,705	2,211,761
4.35%, 04/25/44	2,318	1,961,553
4.95%, 06/15/33	1,860	1,876,242
6.25%, 12/01/32	1,966	2,141,465
6.63%, 03/01/29	1,846	1,995,873
Prudential Financial Inc.
2.10%, 03/10/30(b)	3,715	3,346,188
3.00%, 03/10/40	2,697	2,012,400
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	1,195	1,063,450
3.70%, 03/13/51	6,719	4,867,613
3.88%, 03/27/28	2,722	2,696,351
3.91%, 12/07/47	4,046	3,094,190
3.94%, 12/07/49	4,746	3,566,876
4.35%, 02/25/50	4,417	3,598,762
4.42%, 03/27/48	2,048	1,685,518
4.50%, 09/15/47(a)(b)	3,400	3,305,383
4.60%, 05/15/44	3,586	3,093,817
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	2,170	2,037,249
5.20%, 03/14/35	2,150	2,154,616
5.70%, 12/14/36	4,249	4,423,552
5.70%, 09/15/48(a)	4,178	4,161,426
5.75%, 07/15/33	2,997	3,161,055
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	1,236	1,231,909
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	4,670	4,702,497
6.63%, 12/01/37	2,286	2,523,159
6.63%, 06/21/40	1,855	2,062,829
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	1,625	1,668,653
Prudential Funding Asia PLC
3.13%, 04/14/30(b)	3,626	3,412,262
3.63%, 03/24/32	2,230	2,054,890
Reinsurance Group of America Inc.
3.15%, 06/15/30	2,861	2,645,444
3.90%, 05/15/29	6,033	5,886,291
3.95%, 09/15/26	2,972	2,953,259
5.75%, 09/15/34	2,080	2,108,158
6.00%, 09/15/33	1,806	1,868,989
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,468	2,417,945
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	3,335	3,201,462
5.75%, 06/05/33	3,800	3,883,742
5.80%, 04/01/35	1,175	1,207,206
Selective Insurance Group Inc.
5.38%, 03/01/49	660	592,633
5.90%, 04/15/35	795	799,015
SiriusPoint Ltd., 7.00%, 04/05/29	200	207,069
Stewart Information Services Corp., 3.60%, 11/15/31	2,545	2,278,456
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,063	2,477,241

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Travelers Companies Inc. (The)
2.55%, 04/27/50	$2,506	$1,485,658
3.05%, 06/08/51	3,429	2,235,783
3.75%, 05/15/46	2,595	2,006,178
4.00%, 05/30/47	3,364	2,677,253
4.05%, 03/07/48	2,546	2,036,361
4.10%, 03/04/49	2,501	2,000,744
4.30%, 08/25/45	2,061	1,739,134
4.60%, 08/01/43	2,210	1,934,242
5.35%, 11/01/40	3,627	3,612,695
5.45%, 05/25/53	2,475	2,427,952
6.25%, 06/15/37	4,008	4,382,410
6.75%, 06/20/36	2,142	2,436,639
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,583	2,859,467
Unum Group
4.00%, 06/15/29	2,321	2,269,714
4.13%, 06/15/51	2,970	2,186,133
4.50%, 12/15/49	1,385	1,074,017
5.75%, 08/15/42	3,010	2,886,868
6.00%, 06/15/54	1,105	1,073,342
W R Berkley Corp.
3.15%, 09/30/61	1,225	719,356
3.55%, 03/30/52	1,243	855,090
4.00%, 05/12/50	2,606	1,976,730
4.75%, 08/01/44	2,628	2,281,508
Willis North America Inc.
2.95%, 09/15/29	3,964	3,691,528
3.88%, 09/15/49	2,760	1,980,959
4.50%, 09/15/28	3,643	3,640,292
4.65%, 06/15/27	4,708	4,725,508
5.05%, 09/15/48	2,225	1,923,780
5.35%, 05/15/33	1,895	1,910,037
5.90%, 03/05/54	3,580	3,466,904
XL Group Ltd., 5.25%, 12/15/43	2,210	2,091,210
		943,714,328
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(b)	4,660	4,086,322
2.70%, 02/09/41	4,525	3,080,054
3.15%, 02/09/51	7,340	4,657,232
3.25%, 02/09/61	4,268	2,567,840
3.40%, 12/06/27(b)	12,144	11,851,034
4.00%, 12/06/37	4,925	4,246,299
4.20%, 12/06/47	8,375	6,575,013
4.40%, 12/06/57	4,275	3,321,625
4.50%, 11/28/34(b)	2,952	2,800,960
4.88%, 05/26/30(c)	370	375,843
5.25%, 05/26/35(c)	870	866,141
5.63%, 11/26/54(b)(c)	1,940	1,840,030
Alphabet Inc.
0.80%, 08/15/27	6,335	5,934,915
1.10%, 08/15/30	11,659	10,060,002
1.90%, 08/15/40	6,078	4,067,503
2.00%, 08/15/26	11,116	10,866,357
2.05%, 08/15/50(b)	11,278	6,302,002
2.25%, 08/15/60(b)	6,865	3,720,215
4.00%, 05/15/30	4,165	4,162,129
4.50%, 05/15/35	6,300	6,211,118
5.25%, 05/15/55	2,580	2,546,591
5.30%, 05/15/65	3,060	3,010,015
Security	Par (000)	Value
Internet (continued)
Amazon.com Inc.
1.00%, 05/12/26	$12,140	$11,768,381
1.20%, 06/03/27	2,928	2,768,683
1.50%, 06/03/30	9,725	8,543,328
1.65%, 05/12/28	11,600	10,853,174
2.10%, 05/12/31	11,445	10,127,836
2.50%, 06/03/50	9,931	5,902,485
2.70%, 06/03/60	8,700	4,969,836
2.88%, 05/12/41	10,229	7,550,097
3.10%, 05/12/51	13,110	8,837,717
3.15%, 08/22/27	15,718	15,451,114
3.25%, 05/12/61	7,567	4,917,451
3.30%, 04/13/27	7,065	6,990,220
3.45%, 04/13/29	5,410	5,315,284
3.60%, 04/13/32	9,990	9,477,291
3.88%, 08/22/37	12,777	11,511,825
3.95%, 04/13/52	10,240	8,065,719
4.05%, 08/22/47	13,752	11,344,132
4.10%, 04/13/62	5,218	4,057,219
4.25%, 08/22/57	9,451	7,653,796
4.55%, 12/01/27	4,055	4,118,059
4.65%, 12/01/29	6,000	6,157,940
4.70%, 12/01/32	8,195	8,307,518
4.80%, 12/05/34	5,997	6,085,156
4.95%, 12/05/44	6,588	6,327,601
Baidu Inc.
1.63%, 02/23/27	1,524	1,453,391
2.38%, 08/23/31(b)	760	670,834
3.43%, 04/07/30(b)	1,425	1,356,783
3.63%, 07/06/27	1,964	1,937,543
4.38%, 03/29/28	2,260	2,263,956
4.88%, 11/14/28	1,965	1,994,312
Booking Holdings Inc.
3.55%, 03/15/28	3,639	3,584,243
3.60%, 06/01/26	5,596	5,556,195
4.63%, 04/13/30	7,489	7,555,605
eBay Inc.
1.40%, 05/10/26	5,035	4,878,068
2.60%, 05/10/31	4,075	3,599,777
2.70%, 03/11/30	4,725	4,320,008
3.60%, 06/05/27	4,595	4,521,061
3.65%, 05/10/51	4,724	3,310,698
4.00%, 07/15/42	3,536	2,804,533
5.95%, 11/22/27	1,845	1,913,519
6.30%, 11/22/32	1,835	1,975,878
Expedia Group Inc.
2.95%, 03/15/31(b)	2,903	2,608,539
3.25%, 02/15/30	6,044	5,641,972
3.80%, 02/15/28	3,974	3,898,445
4.63%, 08/01/27	1,981	1,982,525
5.40%, 02/15/35	3,175	3,126,049
JD.com Inc.
3.38%, 01/14/30(b)	2,265	2,146,574
4.13%, 01/14/50(b)	1,900	1,472,553
Meta Platforms Inc.
3.50%, 08/15/27	15,430	15,314,991
3.85%, 08/15/32	16,200	15,455,573
4.30%, 08/15/29	5,355	5,400,497
4.45%, 08/15/52	12,595	10,489,382
4.55%, 08/15/31	6,065	6,146,887
4.60%, 05/15/28	5,825	5,942,828

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.65%, 08/15/62	$6,660	$5,571,830
4.75%, 08/15/34	11,965	11,920,643
4.80%, 05/15/30	5,485	5,650,187
4.95%, 05/15/33	7,905	8,052,892
5.40%, 08/15/54	11,340	10,929,335
5.55%, 08/15/64	9,740	9,375,882
5.60%, 05/15/53	11,265	11,131,724
5.75%, 05/15/63	6,950	6,929,033
Netflix Inc.
4.38%, 11/15/26	3,670	3,682,938
4.88%, 04/15/28	4,375	4,469,308
4.90%, 08/15/34	830	835,717
5.40%, 08/15/54	2,450	2,378,742
5.88%, 11/15/28	3,290	3,471,320
6.38%, 05/15/29	4,320	4,650,692
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,871	3,397,065
Uber Technologies Inc.
4.30%, 01/15/30	750	742,836
4.80%, 09/15/34	6,380	6,190,757
5.35%, 09/15/54	1,810	1,652,031
VeriSign Inc.
2.70%, 06/15/31	4,255	3,763,437
4.75%, 07/15/27	4,065	4,065,118
5.25%, 06/01/32	175	176,521
Weibo Corp., 3.38%, 07/08/30(b)	4,764	4,381,337
		536,993,666
INVESTMENT COMPANIES — 0.0%
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(c)	775	776,718
6.25%, 05/06/30(c)	775	775,166
		1,551,884
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	2,727	2,663,118
6.00%, 06/17/34	2,300	2,357,445
6.35%, 06/17/54(b)	2,450	2,362,417
6.55%, 11/29/27	6,215	6,464,788
6.75%, 03/01/41	2,090	2,160,409
6.80%, 11/29/32	4,295	4,620,102
7.00%, 10/15/39	3,035	3,302,912
Nucor Corp.
2.70%, 06/01/30	3,284	3,004,140
2.98%, 12/15/55	1,622	962,460
3.13%, 04/01/32	1,775	1,591,382
3.85%, 04/01/52	3,220	2,381,307
3.95%, 05/01/28	2,503	2,477,667
4.30%, 05/23/27	4,645	4,656,167
4.40%, 05/01/48	1,684	1,392,945
4.65%, 06/01/30	2,370	2,368,666
5.10%, 06/01/35	2,150	2,110,748
5.20%, 08/01/43	1,120	1,073,956
6.40%, 12/01/37	1,601	1,740,793
Reliance Inc., 2.15%, 08/15/30	725	636,750
Steel Dynamics Inc.
1.65%, 10/15/27	1,650	1,536,902
3.25%, 01/15/31	2,761	2,538,785
3.25%, 10/15/50	2,619	1,681,212
3.45%, 04/15/30	2,484	2,342,120
5.00%, 12/15/26	5,103	5,109,438
Security	Par (000)	Value
Iron & Steel (continued)
5.25%, 05/15/35	$2,575	$2,548,807
5.38%, 08/15/34	2,465	2,470,097
5.75%, 05/15/55	1,375	1,301,693
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,444,756
6.13%, 06/12/33(b)	6,535	6,731,238
6.40%, 06/28/54	4,610	4,442,811
6.88%, 11/21/36(b)	2,836	3,024,519
6.88%, 11/10/39	1,431	1,523,353
Vale SA, 5.63%, 09/11/42	1,176	1,114,548
		89,138,451
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,194	1,792,876
4.40%, 09/15/32(b)	2,290	2,054,766
5.10%, 04/01/52	1,790	1,324,379
Brunswick Corp./DE, 5.85%, 03/18/29(b)	1,960	1,985,799
Harley-Davidson Inc., 4.63%, 07/28/45	1,674	1,310,966
Polaris Inc., 6.95%, 03/15/29	1,040	1,071,344
		9,540,130
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	2,196	2,061,256
3.70%, 01/15/31	2,110	1,920,983
5.85%, 08/01/34	2,445	2,401,472
Hyatt Hotels Corp.
4.38%, 09/15/28	2,975	2,928,922
5.05%, 03/30/28	1,210	1,215,853
5.25%, 06/30/29	1,840	1,846,634
5.38%, 12/15/31	2,290	2,276,177
5.50%, 06/30/34	1,500	1,455,668
5.75%, 01/30/27	2,915	2,963,964
5.75%, 04/23/30	2,302	2,346,768
5.75%, 03/30/32	1,200	1,202,304
Las Vegas Sands Corp.
3.50%, 08/18/26	1,690	1,652,661
3.90%, 08/08/29	3,515	3,263,861
5.63%, 06/15/28	1,050	1,049,576
5.90%, 06/01/27	2,340	2,367,631
6.00%, 08/15/29	2,285	2,304,285
6.00%, 06/14/30	895	896,601
6.20%, 08/15/34	2,180	2,139,936
Marriott International Inc./MD
4.80%, 03/15/30	3,075	3,077,637
4.88%, 05/15/29	1,505	1,518,093
4.90%, 04/15/29	4,520	4,556,456
5.00%, 10/15/27	3,730	3,781,243
5.10%, 04/15/32	2,190	2,186,209
5.30%, 05/15/34	2,785	2,749,487
5.35%, 03/15/35	2,050	2,016,569
5.45%, 09/15/26	1,175	1,188,446
5.50%, 04/15/37	4,950	4,828,400
5.55%, 10/15/28	2,985	3,081,789
Series AA, 4.65%, 12/01/28	3,059	3,072,479
Series FF, 4.63%, 06/15/30	5,977	5,940,626
Series GG, 3.50%, 10/15/32	4,119	3,666,537
Series HH, 2.85%, 04/15/31	2,341	2,095,166
Series II, 2.75%, 10/15/33	4,205	3,481,124
Series R, 3.13%, 06/15/26	4,718	4,647,172
Series X, 4.00%, 04/15/28	2,114	2,088,130

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Sands China Ltd.
2.30%, 03/08/27	$2,640	$2,483,797
2.85%, 03/08/29	3,030	2,708,833
3.25%, 08/08/31(b)	2,630	2,237,256
4.38%, 06/18/30	3,295	3,045,188
5.40%, 08/08/28	4,350	4,280,347
		105,025,536
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28	1,160	1,149,647
4.38%, 05/08/42	480	418,951
AGCO Corp.
5.45%, 03/21/27	2,855	2,880,337
5.80%, 03/21/34	2,915	2,895,904
Caterpillar Financial Services Corp.
1.10%, 09/14/27	2,906	2,714,212
1.15%, 09/14/26	3,650	3,510,480
1.70%, 01/08/27	3,885	3,739,060
2.40%, 08/09/26	2,624	2,567,910
3.60%, 08/12/27	4,105	4,066,329
4.35%, 05/15/26	5,425	5,433,048
4.38%, 08/16/29(b)	1,785	1,794,460
4.40%, 10/15/27	2,255	2,273,573
4.40%, 03/03/28	1,450	1,463,484
4.45%, 10/16/26	2,945	2,966,140
4.50%, 01/07/27	1,340	1,351,375
4.50%, 01/08/27	1,955	1,970,037
4.60%, 11/15/27	2,720	2,756,704
4.70%, 11/15/29	2,790	2,841,374
4.80%, 01/08/30(b)	1,660	1,699,480
4.85%, 02/27/29	2,345	2,396,751
5.00%, 05/14/27	3,040	3,100,299
Caterpillar Inc.
1.90%, 03/12/31	1,325	1,162,317
2.60%, 09/19/29	3,326	3,123,581
2.60%, 04/09/30	4,920	4,560,188
3.25%, 09/19/49	4,419	3,063,983
3.25%, 04/09/50	5,617	3,873,876
3.80%, 08/15/42	7,513	6,119,307
4.30%, 05/15/44	2,517	2,155,909
4.75%, 05/15/64	2,208	1,872,273
5.20%, 05/27/41	3,346	3,282,723
5.30%, 09/15/35	1,595	1,686,114
6.05%, 08/15/36	2,398	2,629,951
CNH Industrial Capital LLC
1.45%, 07/15/26	2,170	2,087,512
4.50%, 10/08/27	1,040	1,038,178
4.55%, 04/10/28	3,145	3,139,501
4.75%, 03/21/28	1,385	1,390,410
5.10%, 04/20/29	2,515	2,548,106
5.50%, 01/12/29	2,060	2,115,068
CNH Industrial NV, 3.85%, 11/15/27	3,490	3,425,862
Deere & Co.
2.88%, 09/07/49	3,630	2,375,733
3.10%, 04/15/30	3,946	3,726,790
3.75%, 04/15/50	4,731	3,639,974
3.90%, 06/09/42	4,849	4,093,793
5.38%, 10/16/29	2,660	2,796,562
5.45%, 01/16/35	3,575	3,692,781
5.70%, 01/19/55	465	478,336
7.13%, 03/03/31	2,645	3,023,551
Security	Par (000)	Value
Machinery (continued)
Dover Corp.
2.95%, 11/04/29	$2,860	$2,667,226
5.38%, 10/15/35	532	546,588
5.38%, 03/01/41	2,410	2,305,687
Flowserve Corp.
2.80%, 01/15/32	2,420	2,052,450
3.50%, 10/01/30	2,563	2,363,193
IDEX Corp.
2.63%, 06/15/31	2,540	2,213,681
3.00%, 05/01/30	2,489	2,280,419
4.95%, 09/01/29	520	525,051
Ingersoll Rand Inc.
5.18%, 06/15/29	2,210	2,253,587
5.20%, 06/15/27	2,680	2,719,169
5.31%, 06/15/31	1,040	1,065,867
5.40%, 08/14/28	995	1,023,120
5.45%, 06/15/34	3,095	3,118,845
5.70%, 08/14/33	4,220	4,336,229
5.70%, 06/15/54	2,040	1,961,505
John Deere Capital Corp.
1.05%, 06/17/26	2,390	2,310,471
1.30%, 10/13/26	3,580	3,443,596
1.45%, 01/15/31	3,460	2,961,265
1.50%, 03/06/28	2,307	2,151,744
1.70%, 01/11/27	2,650	2,550,230
1.75%, 03/09/27	3,026	2,904,466
2.00%, 06/17/31	2,654	2,311,667
2.25%, 09/14/26	2,556	2,494,492
2.35%, 03/08/27	1,388	1,346,434
2.45%, 01/09/30	3,536	3,263,677
2.65%, 06/10/26	1,759	1,731,983
2.80%, 09/08/27	3,262	3,169,458
2.80%, 07/18/29(b)	3,331	3,155,815
3.05%, 01/06/28	1,780	1,736,937
3.35%, 04/18/29	3,420	3,318,835
3.45%, 03/07/29	3,434	3,342,830
3.90%, 06/07/32	1,550	1,475,617
4.15%, 09/15/27	4,115	4,127,718
4.20%, 07/15/27	2,910	2,924,404
4.35%, 09/15/32	2,860	2,797,995
4.40%, 09/08/31	3,855	3,849,268
4.50%, 01/08/27	3,980	4,013,350
4.50%, 01/16/29	3,050	3,083,330
4.65%, 01/07/28	1,920	1,954,288
4.70%, 06/10/30	3,850	3,914,445
4.75%, 06/08/26	3,955	3,980,799
4.75%, 01/20/28	2,035	2,073,144
4.85%, 03/05/27	1,635	1,661,202
4.85%, 06/11/29	3,375	3,462,103
4.85%, 10/11/29	3,350	3,436,515
4.90%, 06/11/27	2,945	2,996,824
4.90%, 03/03/28	650	665,401
4.90%, 03/07/31	2,785	2,846,522
4.95%, 07/14/28	2,595	2,662,031
5.10%, 04/11/34	4,220	4,269,154
5.15%, 09/08/26	1,545	1,567,446
5.15%, 09/08/33	2,515	2,568,414
Series 1, 5.05%, 06/12/34	3,135	3,157,182
Nordson Corp.
4.50%, 12/15/29	1,920	1,903,966
5.60%, 09/15/28	1,440	1,484,336

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.80%, 09/15/33	$1,345	$1,379,568
nVent Finance SARL
2.75%, 11/15/31	1,783	1,526,676
4.55%, 04/15/28	3,474	3,471,495
5.65%, 05/15/33	1,845	1,827,903
Oshkosh Corp.
3.10%, 03/01/30	1,851	1,695,025
4.60%, 05/15/28	2,268	2,262,273
Otis Worldwide Corp.
2.29%, 04/05/27	2,258	2,173,940
2.57%, 02/15/30	7,766	7,094,856
3.11%, 02/15/40	4,328	3,260,575
3.36%, 02/15/50	4,096	2,755,334
5.13%, 11/19/31	510	518,825
5.25%, 08/16/28	3,245	3,331,877
Rockwell Automation Inc.
1.75%, 08/15/31	2,415	2,062,737
2.80%, 08/15/61	2,123	1,202,904
3.50%, 03/01/29	2,788	2,705,674
4.20%, 03/01/49	4,093	3,319,524
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	5,323	5,242,656
4.70%, 09/15/28	6,965	6,988,060
5.61%, 03/11/34	935	961,077
Xylem Inc./New York
1.95%, 01/30/28	4,587	4,307,944
2.25%, 01/30/31	3,213	2,808,117
3.25%, 11/01/26	3,843	3,782,019
4.38%, 11/01/46	2,005	1,628,307
		333,901,271
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	3,970	3,859,576
2.38%, 08/26/29	5,025	4,627,733
2.88%, 10/15/27	4,483	4,338,673
3.05%, 04/15/30	3,305	3,074,429
3.13%, 09/19/46	2,887	1,943,204
3.25%, 08/26/49	4,633	3,115,148
3.38%, 03/01/29	4,228	4,073,870
3.63%, 09/14/28	3,045	2,979,104
3.63%, 10/15/47	2,256	1,652,900
3.70%, 04/15/50	3,147	2,276,208
3.88%, 06/15/44	1,805	1,428,286
4.00%, 09/14/48	4,755	3,693,765
4.80%, 03/15/30	1,500	1,513,101
5.15%, 03/15/35	1,500	1,489,901
5.70%, 03/15/37	2,742	2,828,805
Carlisle Companies Inc.
2.20%, 03/01/32	2,480	2,054,386
2.75%, 03/01/30	4,119	3,764,958
3.75%, 12/01/27	2,615	2,559,061
Eaton Corp.
3.10%, 09/15/27	3,272	3,201,951
3.92%, 09/15/47	2,434	1,913,614
4.00%, 11/02/32	4,599	4,381,370
4.15%, 03/15/33	4,075	3,912,406
4.15%, 11/02/42	5,129	4,344,389
4.35%, 05/18/28	1,605	1,620,038
4.70%, 08/23/52	2,745	2,407,051
Illinois Tool Works Inc.
2.65%, 11/15/26	6,639	6,504,898
Security	Par (000)	Value
Manufacturing (continued)
3.90%, 09/01/42	$5,147	$4,202,378
4.88%, 09/15/41	3,025	2,836,125
Parker-Hannifin Corp.
3.25%, 03/01/27	5,866	5,774,529
3.25%, 06/14/29	4,348	4,165,333
4.00%, 06/14/49	4,041	3,134,380
4.10%, 03/01/47	2,926	2,332,030
4.20%, 11/21/34(b)	2,310	2,182,983
4.25%, 09/15/27	4,430	4,434,675
4.45%, 11/21/44	2,702	2,319,355
4.50%, 09/15/29	4,378	4,400,544
6.25%, 05/15/38	1,536	1,667,322
Pentair Finance SARL
4.50%, 07/01/29	2,833	2,793,755
5.90%, 07/15/32	1,360	1,393,751
Teledyne Technologies Inc.
2.25%, 04/01/28	1,225	1,155,143
2.75%, 04/01/31	2,825	2,516,784
Textron Inc.
2.45%, 03/15/31	2,628	2,288,686
3.00%, 06/01/30	3,020	2,761,255
3.38%, 03/01/28	1,853	1,792,038
3.65%, 03/15/27	3,120	3,066,624
3.90%, 09/17/29	2,364	2,267,044
5.50%, 05/15/35	2,825	2,804,473
6.10%, 11/15/33(b)	1,480	1,541,932
		141,389,964
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,171	5,591,336
2.30%, 02/01/32	5,010	4,069,279
2.80%, 04/01/31	7,174	6,221,216
3.50%, 06/01/41	6,392	4,356,673
3.50%, 03/01/42	5,810	3,907,341
3.70%, 04/01/51	8,744	5,414,878
3.75%, 02/15/28	5,739	5,568,067
3.85%, 04/01/61	7,945	4,726,014
3.90%, 06/01/52	10,270	6,517,494
3.95%, 06/30/62	6,016	3,610,692
4.20%, 03/15/28	6,448	6,335,366
4.40%, 04/01/33	4,350	3,948,215
4.40%, 12/01/61	6,073	3,948,510
4.80%, 03/01/50	11,951	8,903,745
5.05%, 03/30/29	6,058	6,043,534
5.13%, 07/01/49	5,055	3,952,675
5.25%, 04/01/53	6,445	5,108,625
5.38%, 04/01/38	3,598	3,246,398
5.38%, 05/01/47	10,583	8,579,482
5.50%, 04/01/63	4,310	3,387,005
5.75%, 04/01/48	10,426	8,905,175
6.10%, 06/01/29	5,560	5,748,908
6.15%, 11/10/26	6,560	6,688,919
6.38%, 10/23/35	8,685	8,785,057
6.48%, 10/23/45	15,134	14,105,649
6.55%, 06/01/34	6,760	6,971,146
6.65%, 02/01/34	4,235	4,384,715
6.83%, 10/23/55	2,033	1,938,997
Comcast Corp.
1.50%, 02/15/31	6,810	5,754,743

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
1.95%, 01/15/31	$8,311	$7,214,130
2.35%, 01/15/27	6,826	6,630,723
2.45%, 08/15/52	6,135	3,300,576
2.65%, 02/01/30	7,928	7,340,512
2.65%, 08/15/62	5,994	3,111,441
2.80%, 01/15/51	8,004	4,739,548
2.89%, 11/01/51	19,725	11,871,890
2.94%, 11/01/56	23,931	13,924,165
2.99%, 11/01/63	17,458	9,798,274
3.15%, 02/15/28	8,690	8,463,253
3.20%, 07/15/36	4,680	3,872,204
3.25%, 11/01/39	4,682	3,623,434
3.30%, 02/01/27	6,451	6,365,405
3.30%, 04/01/27	4,629	4,561,177
3.40%, 04/01/30	7,580	7,234,171
3.40%, 07/15/46	4,582	3,230,119
3.45%, 02/01/50	8,250	5,594,635
3.55%, 05/01/28	4,791	4,706,902
3.75%, 04/01/40	6,884	5,636,464
3.90%, 03/01/38	5,859	5,021,720
3.97%, 11/01/47	6,322	4,797,142
4.00%, 08/15/47	3,537	2,696,595
4.00%, 03/01/48	4,621	3,511,467
4.00%, 11/01/49	8,528	6,400,554
4.05%, 11/01/52	4,399	3,287,757
4.15%, 10/15/28	11,854	11,827,241
4.20%, 08/15/34	4,980	4,667,397
4.25%, 10/15/30	6,364	6,294,897
4.25%, 01/15/33	7,896	7,550,380
4.40%, 08/15/35	4,259	4,006,647
4.55%, 01/15/29	5,420	5,475,559
4.60%, 10/15/38	4,745	4,349,984
4.60%, 08/15/45	3,176	2,697,609
4.65%, 02/15/33	6,435	6,322,754
4.65%, 07/15/42	3,412	2,981,621
4.70%, 10/15/48	8,213	6,963,640
4.75%, 03/01/44	1,614	1,421,013
4.80%, 05/15/33	4,975	4,905,318
4.95%, 10/15/58	4,634	3,903,768
5.10%, 06/01/29	2,400	2,474,955
5.30%, 06/01/34(b)	4,790	4,867,510
5.35%, 11/15/27	4,759	4,903,488
5.35%, 05/15/53	5,630	5,165,135
5.50%, 11/15/32	4,955	5,149,824
5.50%, 05/15/64	6,090	5,610,567
5.65%, 06/15/35	3,616	3,751,515
5.65%, 06/01/54(b)	4,520	4,347,514
6.45%, 03/15/37	1,695	1,848,429
6.50%, 11/15/35	3,127	3,461,842
6.55%, 07/01/39	985	1,084,526
6.95%, 08/15/37	2,300	2,605,270
7.05%, 03/15/33	3,832	4,330,896
Discovery Communications LLC
3.63%, 05/15/30	4,852	4,306,087
3.95%, 03/20/28	8,055	7,704,078
4.00%, 09/15/55	2,905	1,686,267
4.13%, 05/15/29	3,538	3,306,826
4.65%, 05/15/50(b)	1,805	1,235,958
5.00%, 09/20/37	3,095	2,499,521
5.20%, 09/20/47	8,130	6,070,574
6.35%, 06/01/40	3,061	2,695,730
Security	Par (000)	Value
Media (continued)
FactSet Research Systems Inc.
2.90%, 03/01/27	$2,750	$2,653,825
3.45%, 03/01/32	2,315	2,069,456
Fox Corp.
3.50%, 04/08/30	4,053	3,822,067
4.71%, 01/25/29	9,807	9,791,701
5.48%, 01/25/39	5,956	5,692,892
5.58%, 01/25/49	6,303	5,745,306
6.50%, 10/13/33	5,060	5,381,745
Grupo Televisa SAB
5.00%, 05/13/45	2,175	1,452,082
5.25%, 05/24/49	1,195	799,405
6.13%, 01/31/46	3,674	2,839,231
6.63%, 01/15/40	2,986	2,633,519
8.50%, 03/11/32	1,835	1,947,587
NBCUniversal Media LLC
4.45%, 01/15/43	3,103	2,636,239
5.95%, 04/01/41	2,516	2,576,812
6.40%, 04/30/40	2,072	2,230,919
Paramount Global
2.90%, 01/15/27	1,189	1,154,120
3.38%, 02/15/28	2,494	2,412,401
3.70%, 06/01/28	2,365	2,298,901
4.20%, 06/01/29	2,010	1,938,303
4.20%, 05/19/32	4,275	3,831,763
4.38%, 03/15/43	3,966	2,859,146
4.60%, 01/15/45	2,607	1,887,916
4.85%, 07/01/42	2,237	1,724,583
4.90%, 08/15/44	2,396	1,797,151
4.95%, 01/15/31	5,125	4,955,558
4.95%, 05/19/50	3,898	2,867,886
5.25%, 04/01/44	1,495	1,139,335
5.50%, 05/15/33	1,772	1,669,194
5.85%, 09/01/43	3,424	2,906,412
5.90%, 10/15/40	1,962	1,694,956
6.88%, 04/30/36	3,636	3,646,767
7.88%, 07/30/30	3,421	3,749,168
TCI Communications Inc., 7.13%, 02/15/28	3,647	3,918,047
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,393	6,145,070
Time Warner Cable LLC
4.50%, 09/15/42	5,296	3,968,560
5.50%, 09/01/41	5,324	4,554,963
5.88%, 11/15/40	5,193	4,741,554
6.55%, 05/01/37	6,497	6,403,029
6.75%, 06/15/39	6,451	6,426,729
7.30%, 07/01/38	6,471	6,719,096
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,934	5,771,105
2.95%, 06/15/27	4,564	4,469,175
3.00%, 07/30/46	2,414	1,610,258
3.70%, 12/01/42	2,126	1,668,036
4.13%, 06/01/44	4,247	3,481,772
4.38%, 08/16/41(b)	1,735	1,507,440
Series B, 7.00%, 03/01/32	4,307	4,878,828
Series E, 4.13%, 12/01/41	2,758	2,310,506
Walt Disney Co. (The)
2.00%, 09/01/29	9,667	8,832,088
2.20%, 01/13/28	5,142	4,913,340
2.65%, 01/13/31	10,023	9,154,941
2.75%, 09/01/49	7,497	4,665,210

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.38%, 11/15/26	$3,369	$3,335,673
3.50%, 05/13/40	7,512	6,086,406
3.60%, 01/13/51	11,707	8,500,738
3.70%, 03/23/27	3,847	3,829,877
3.80%, 03/22/30	6,329	6,193,479
3.80%, 05/13/60	5,867	4,209,886
4.63%, 03/23/40	2,761	2,582,983
4.70%, 03/23/50	7,525	6,602,628
4.75%, 09/15/44	2,774	2,473,240
4.75%, 11/15/46	1,928	1,702,165
4.95%, 10/15/45	1,771	1,616,582
5.40%, 10/01/43	3,152	3,106,696
6.15%, 03/01/37	1,870	2,025,065
6.15%, 02/15/41	2,477	2,608,179
6.20%, 12/15/34	4,740	5,227,237
6.40%, 12/15/35	4,724	5,250,069
6.55%, 03/15/33	3,044	3,393,672
6.65%, 11/15/37	5,152	5,810,826
7.75%, 12/01/45	1,495	1,864,767
		733,494,713
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	3,070	2,469,663
4.38%, 06/15/45	2,248	1,905,606
Timken Co. (The)
4.13%, 04/01/32	1,820	1,659,229
4.50%, 12/15/28(b)	2,860	2,845,033
Valmont Industries Inc.
5.00%, 10/01/44	2,524	2,262,170
5.25%, 10/01/54	1,574	1,411,407
		12,553,108
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	4,000	3,800,478
3.75%, 10/01/30	2,363	2,206,150
Barrick Gold Corp.
5.25%, 04/01/42	1,125	1,063,751
6.45%, 10/15/35	1,403	1,511,860
Barrick North America Finance LLC
5.70%, 05/30/41	4,333	4,232,056
5.75%, 05/01/43	3,792	3,731,319
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,593	3,643,479
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,121	3,434,198
4.75%, 02/28/28	4,330	4,404,532
4.90%, 02/28/33	2,895	2,869,124
5.00%, 02/21/30	4,080	4,163,468
5.00%, 09/30/43	10,958	10,143,323
5.10%, 09/08/28	5,713	5,858,845
5.13%, 02/21/32	3,525	3,567,073
5.25%, 09/08/26	6,260	6,344,099
5.25%, 09/08/30	4,630	4,783,353
5.25%, 09/08/33	5,950	6,023,260
5.30%, 02/21/35	4,925	4,954,152
5.50%, 09/08/53	2,480	2,392,739
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,597	3,536,239
4.25%, 03/01/30	2,501	2,428,024
4.38%, 08/01/28	2,806	2,775,090
Security	Par (000)	Value
Mining (continued)
4.63%, 08/01/30	$3,296	$3,239,878
5.00%, 09/01/27	3,768	3,773,849
5.25%, 09/01/29	3,245	3,275,149
5.40%, 11/14/34	3,586	3,581,090
5.45%, 03/15/43	7,805	7,220,864
Kinross Gold Corp.
4.50%, 07/15/27	3,425	3,414,434
6.25%, 07/15/33	860	905,122
Newmont Corp.
2.25%, 10/01/30	4,923	4,389,904
2.60%, 07/15/32(b)	4,045	3,532,306
2.80%, 10/01/29	3,687	3,462,601
4.88%, 03/15/42	4,603	4,181,832
5.45%, 06/09/44	2,307	2,209,646
5.88%, 04/01/35	2,820	2,981,661
6.25%, 10/01/39	3,391	3,639,243
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,330	1,255,029
4.20%, 05/13/50	740	589,105
5.35%, 03/15/34	4,159	4,224,369
5.75%, 11/15/41	640	637,427
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,833	1,949,476
6.13%, 12/15/33	3,918	4,204,855
7.25%, 03/15/31	2,613	2,939,865
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	6,039	3,575,025
5.20%, 11/02/40	5,034	4,883,612
7.13%, 07/15/28	3,826	4,141,475
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,154	2,614,094
4.38%, 03/12/27(b)	1,670	1,678,882
4.50%, 03/14/28	2,090	2,104,696
4.75%, 03/22/42	3,190	2,861,730
4.88%, 03/14/30	4,445	4,514,282
5.00%, 03/14/32	2,740	2,760,519
5.00%, 03/09/33	2,535	2,551,361
5.13%, 03/09/53	3,893	3,530,555
5.25%, 03/14/35	4,455	4,470,795
5.75%, 03/14/55	1,690	1,668,739
5.88%, 03/14/65	570	563,313
Southern Copper Corp.
5.25%, 11/08/42	6,802	6,177,709
5.88%, 04/23/45	4,008	3,846,729
6.75%, 04/16/40	6,181	6,624,719
7.50%, 07/27/35	4,533	5,150,501
Yamana Gold Inc., 2.63%, 08/15/31	1,565	1,356,749
		218,549,802
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	3,610	3,635,638
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,550	1,573,101
Inter-American Development Bank, 3.75%, 06/14/30	4,200	4,185,930
International Bank for Reconstruction & Development, 1.36%, 01/21/31	20	17,041
Nordic Investment Bank, 3.75%, 05/09/30	2,000	1,994,940
		11,406,650

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	$5,624	$5,442,908
3.25%, 02/15/29	4,234	3,944,735
3.28%, 12/01/28	3,320	3,130,192
3.57%, 12/01/31	5,125	4,631,536
4.25%, 04/01/28	5,477	5,369,200
5.10%, 03/01/30	560	559,850
5.55%, 08/22/34	640	627,638
		23,706,059
Oil & Gas — 0.8%
APA Corp.
4.25%, 01/15/30(c)	2,290	2,139,119
5.10%, 09/01/40(c)	700	572,031
5.35%, 07/01/49(c)	2,460	1,865,608
6.10%, 02/15/35(c)	1,465	1,378,634
6.75%, 02/15/55(c)	1,830	1,611,790
BP Capital Markets America Inc.
1.75%, 08/10/30	4,726	4,107,249
2.72%, 01/12/32	8,895	7,818,599
2.77%, 11/10/50	6,890	4,120,873
2.94%, 06/04/51	10,065	6,186,871
3.00%, 02/24/50	8,750	5,475,960
3.00%, 03/17/52	5,635	3,462,594
3.02%, 01/16/27	4,956	4,856,737
3.06%, 06/17/41	6,460	4,651,048
3.12%, 05/04/26	5,849	5,777,613
3.38%, 02/08/61	8,383	5,256,383
3.54%, 04/06/27	3,484	3,445,875
3.59%, 04/14/27	4,368	4,317,359
3.63%, 04/06/30	5,657	5,432,834
3.94%, 09/21/28	5,243	5,183,459
4.23%, 11/06/28	7,315	7,290,289
4.70%, 04/10/29	5,375	5,438,934
4.81%, 02/13/33	5,555	5,450,145
4.87%, 11/25/29	3,305	3,364,350
4.89%, 09/11/33	4,535	4,455,180
4.97%, 10/17/29	3,805	3,887,956
4.99%, 04/10/34	7,515	7,390,384
5.02%, 11/17/27	5,310	5,411,679
5.23%, 11/17/34	6,590	6,591,965
BP Capital Markets PLC
3.28%, 09/19/27	6,880	6,731,836
3.72%, 11/28/28	4,032	3,950,245
Burlington Resources LLC
5.95%, 10/15/36	700	733,009
7.20%, 08/15/31	950	1,071,598
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,590	2,347,822
3.85%, 06/01/27	6,146	6,064,803
4.95%, 06/01/47	4,568	3,745,400
5.00%, 12/15/29(c)	935	932,514
5.40%, 12/15/34(c)	1,000	970,650
5.85%, 02/01/35	2,055	2,046,742
6.25%, 03/15/38	4,603	4,642,063
6.45%, 06/30/33	1,725	1,798,682
6.50%, 02/15/37	2,404	2,482,163
6.75%, 02/01/39	2,135	2,246,181
7.20%, 01/15/32	1,995	2,173,224
Cenovus Energy Inc.
2.65%, 01/15/32	1,816	1,525,349
3.75%, 02/15/52(b)	4,055	2,642,398
Security	Par (000)	Value
Oil & Gas (continued)
4.25%, 04/15/27	$2,345	$2,338,408
5.25%, 06/15/37	1,990	1,875,592
5.40%, 06/15/47	2,964	2,541,122
6.75%, 11/15/39	1,830	1,925,510
Chevron Corp.
2.00%, 05/11/27	5,680	5,465,244
2.24%, 05/11/30	6,906	6,251,287
2.95%, 05/16/26	11,907	11,757,531
3.08%, 05/11/50	4,986	3,290,440
Chevron USA Inc.
1.02%, 08/12/27	4,514	4,227,602
2.34%, 08/12/50	4,063	2,277,125
3.25%, 10/15/29	3,571	3,430,742
3.85%, 01/15/28	4,006	4,006,846
4.41%, 02/26/27	1,090	1,099,756
4.48%, 02/26/28	2,900	2,936,315
4.69%, 04/15/30	2,900	2,951,551
4.82%, 04/15/32	2,900	2,928,623
4.98%, 04/15/35	2,910	2,914,865
5.25%, 11/15/43	1,790	1,727,724
6.00%, 03/01/41	1,695	1,777,101
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,191,590
3.30%, 09/30/49	1,315	975,955
4.25%, 05/09/43(b)	3,599	3,220,092
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	440,961
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,772	3,802,357
CNOOC Petroleum North America ULC
5.88%, 03/10/35	2,000	2,203,634
6.40%, 05/15/37	3,000	3,509,430
7.88%, 03/15/32	3,000	3,584,652
ConocoPhillips Co.
3.76%, 03/15/42	8,070	6,276,598
3.80%, 03/15/52	4,155	2,967,507
4.03%, 03/15/62	8,742	6,109,839
4.30%, 11/15/44	3,640	2,949,142
4.70%, 01/15/30	6,045	6,096,135
4.85%, 01/15/32	3,035	3,038,974
4.88%, 10/01/47	570	495,394
5.00%, 01/15/35	5,475	5,382,276
5.05%, 09/15/33	4,260	4,254,788
5.30%, 05/15/53	4,305	3,880,075
5.50%, 01/15/55	4,075	3,779,130
5.55%, 03/15/54	3,435	3,210,875
5.65%, 01/15/65	3,965	3,648,713
5.70%, 09/15/63	2,515	2,345,034
5.90%, 10/15/32	2,316	2,469,922
5.90%, 05/15/38	1,012	1,047,270
5.95%, 03/15/46	1,015	1,029,762
6.50%, 02/01/39	3,014	3,293,801
6.95%, 04/15/29	1,598	1,747,274
Continental Resources Inc./OK
4.38%, 01/15/28	5,250	5,123,490
4.90%, 06/01/44	3,805	2,935,299
Coterra Energy Inc.
3.90%, 05/15/27	4,498	4,432,673
4.38%, 03/15/29	3,385	3,329,882
5.40%, 02/15/35	3,050	2,946,211
5.60%, 03/15/34	2,365	2,339,293

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.90%, 02/15/55	$1,170	$1,054,861
Devon Energy Corp.
4.50%, 01/15/30	4,085	3,991,352
4.75%, 05/15/42	4,028	3,192,488
5.00%, 06/15/45	3,672	2,923,822
5.20%, 09/15/34(b)	3,945	3,696,486
5.25%, 10/15/27	4,055	4,062,092
5.60%, 07/15/41	5,437	4,793,789
5.75%, 09/15/54	4,255	3,639,355
5.88%, 06/15/28	2,765	2,769,453
7.88%, 09/30/31	1,587	1,798,198
7.95%, 04/15/32	1,875	2,088,646
Diamondback Energy Inc.
3.13%, 03/24/31	4,052	3,664,115
3.25%, 12/01/26	5,591	5,495,295
3.50%, 12/01/29	3,983	3,782,912
4.25%, 03/15/52	3,964	2,899,199
4.40%, 03/24/51(b)	3,455	2,602,753
5.15%, 01/30/30	4,430	4,499,250
5.20%, 04/18/27	5,680	5,765,672
5.40%, 04/18/34	5,680	5,552,502
5.55%, 04/01/35	3,710	3,649,640
5.75%, 04/18/54	4,900	4,379,813
5.90%, 04/18/64	3,705	3,300,185
6.25%, 03/15/33	4,415	4,612,204
6.25%, 03/15/53	3,295	3,118,431
Eni USA Inc., 7.30%, 11/15/27	1,190	1,266,308
EOG Resources Inc.
3.90%, 04/01/35	2,733	2,480,416
4.38%, 04/15/30	3,999	3,977,960
4.95%, 04/15/50	4,739	4,124,549
5.65%, 12/01/54	1,845	1,754,343
EQT Corp.
3.90%, 10/01/27	5,641	5,538,989
5.00%, 01/15/29	2,780	2,785,569
5.70%, 04/01/28	2,480	2,546,419
5.75%, 02/01/34	2,730	2,728,390
7.00%, 02/01/30	2,910	3,104,241
Equinor ASA
2.38%, 05/22/30	4,772	4,341,092
3.00%, 04/06/27	921	905,595
3.13%, 04/06/30	5,646	5,337,911
3.25%, 11/18/49	3,909	2,629,629
3.63%, 09/10/28	4,991	4,928,959
3.63%, 04/06/40	2,099	1,708,509
3.70%, 04/06/50	3,905	2,871,744
3.95%, 05/15/43	3,552	2,873,026
4.25%, 11/23/41	2,330	1,987,080
4.80%, 11/08/43	3,025	2,713,924
5.10%, 08/17/40	3,102	2,998,736
7.25%, 09/23/27	540	579,856
Expand Energy Corp.
4.75%, 02/01/32	1,740	1,633,297
5.38%, 02/01/29	1,120	1,116,404
5.38%, 03/15/30	2,370	2,352,452
5.70%, 01/15/35	2,445	2,417,963
Exxon Mobil Corp.
2.28%, 08/16/26	5,270	5,154,795
2.44%, 08/16/29	7,921	7,447,400
2.61%, 10/15/30	7,115	6,534,739
3.00%, 08/16/39	6,860	5,271,897
Security	Par (000)	Value
Oil & Gas (continued)
3.10%, 08/16/49	$8,931	$5,919,129
3.29%, 03/19/27	4,090	4,047,705
3.45%, 04/15/51	10,673	7,466,651
3.48%, 03/19/30	6,224	6,049,136
3.57%, 03/06/45	3,987	3,001,690
4.11%, 03/01/46	11,951	9,698,891
4.23%, 03/19/40	7,221	6,388,246
4.33%, 03/19/50	10,920	8,940,988
Helmerich & Payne Inc.
2.90%, 09/29/31(b)	2,185	1,802,684
4.65%, 12/01/27(b)(c)	800	794,656
4.85%, 12/01/29(b)(c)	170	160,916
5.50%, 12/01/34(b)(c)	930	816,386
Hess Corp.
4.30%, 04/01/27	6,782	6,768,298
5.60%, 02/15/41	5,933	5,870,237
5.80%, 04/01/47	1,989	1,946,520
6.00%, 01/15/40	4,083	4,272,918
7.13%, 03/15/33	2,627	2,944,741
7.30%, 08/15/31	2,909	3,269,971
7.88%, 10/01/29	2,587	2,917,197
HF Sinclair Corp.
4.50%, 10/01/30	1,937	1,839,441
5.00%, 02/01/28	2,795	2,764,861
5.75%, 01/15/31	1,685	1,672,260
6.25%, 01/15/35	1,075	1,034,266
Marathon Petroleum Corp.
3.80%, 04/01/28	3,413	3,353,119
4.50%, 04/01/48	3,232	2,434,151
4.75%, 09/15/44	4,476	3,595,185
5.00%, 09/15/54	2,578	2,015,141
5.13%, 12/15/26	5,899	5,948,447
5.15%, 03/01/30	2,405	2,425,369
5.70%, 03/01/35	2,235	2,185,832
6.50%, 03/01/41	3,596	3,614,750
Occidental Petroleum Corp.
4.20%, 03/15/48	2,485	1,674,463
4.40%, 04/15/46	2,772	1,981,496
5.00%, 08/01/27	4,720	4,720,821
5.20%, 08/01/29	6,430	6,344,635
5.38%, 01/01/32	4,895	4,657,386
5.55%, 10/01/34	4,065	3,785,190
6.05%, 10/01/54	4,487	3,867,156
6.13%, 01/01/31	5,340	5,391,252
6.20%, 03/15/40	3,515	3,226,289
6.38%, 09/01/28	1,225	1,258,039
6.45%, 09/15/36	7,765	7,567,648
6.60%, 03/15/46	3,980	3,759,087
6.63%, 09/01/30	7,205	7,464,024
7.50%, 05/01/31	3,905	4,187,250
7.88%, 09/15/31	1,922	2,096,115
7.95%, 06/15/39	1,770	1,920,258
8.50%, 07/15/27	3,175	3,360,734
8.88%, 07/15/30	5,130	5,757,446
Ovintiv Inc.
5.65%, 05/15/28	2,535	2,582,666
6.25%, 07/15/33	2,550	2,512,635
6.50%, 08/15/34	2,779	2,751,667
6.50%, 02/01/38	2,305	2,211,538
6.63%, 08/15/37	2,550	2,504,655
7.10%, 07/15/53	2,535	2,462,761

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.20%, 11/01/31	$1,980	$2,091,571
7.38%, 11/01/31	2,125	2,278,421
8.13%, 09/15/30	1,430	1,589,416
Patterson-UTI Energy Inc.
3.95%, 02/01/28	700	671,479
5.15%, 11/15/29(b)	1,390	1,343,819
7.15%, 10/01/33	1,425	1,403,006
Phillips 66
2.15%, 12/15/30	3,925	3,425,325
3.30%, 03/15/52	4,970	3,044,475
3.90%, 03/15/28	4,066	4,010,129
4.65%, 11/15/34	5,201	4,847,225
4.88%, 11/15/44	7,248	6,001,387
5.88%, 05/01/42	5,654	5,416,326
Phillips 66 Co.
3.15%, 12/15/29	2,991	2,801,313
3.55%, 10/01/26	3,260	3,218,408
3.75%, 03/01/28	3,131	3,070,663
4.68%, 02/15/45	2,535	2,033,073
4.90%, 10/01/46	3,387	2,792,174
4.95%, 12/01/27	4,570	4,629,284
4.95%, 03/15/35(b)	3,280	3,094,501
5.25%, 06/15/31	3,705	3,775,261
5.30%, 06/30/33	3,705	3,670,329
5.50%, 03/15/55	1,610	1,405,945
5.65%, 06/15/54	2,870	2,536,972
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,052,724
2.15%, 01/15/31	1,110	974,039
Shell Finance U.S. Inc.
2.38%, 11/07/29	7,426	6,875,536
2.75%, 04/06/30	4,303	3,997,370
3.25%, 04/06/50	7,648	5,151,416
3.75%, 09/12/46	4,896	3,704,200
4.00%, 05/10/46	6,489	5,128,209
4.13%, 05/11/35	7,758	7,243,057
4.38%, 05/11/45	10,988	9,198,588
4.55%, 08/12/43	4,463	3,872,636
Shell International Finance BV
2.38%, 11/07/29(b)	670	623,948
2.50%, 09/12/26	7,586	7,426,884
2.75%, 04/06/30	560	523,755
2.88%, 05/10/26	10,032	9,901,638
2.88%, 11/26/41	2,840	2,006,589
3.00%, 11/26/51	4,900	3,100,631
3.13%, 11/07/49	6,048	3,965,917
3.25%, 04/06/50(b)	320	214,665
3.63%, 08/21/42	2,663	2,048,449
3.88%, 11/13/28	6,235	6,198,248
4.00%, 05/10/46(b)	440	350,195
4.13%, 05/11/35(b)	890	849,078
4.38%, 05/11/45	1,090	908,972
5.50%, 03/25/40	5,083	5,082,413
6.38%, 12/15/38	10,546	11,587,222
Suncor Energy Inc.
3.75%, 03/04/51	4,023	2,699,048
4.00%, 11/15/47	3,812	2,727,081
5.95%, 12/01/34	2,485	2,521,259
6.80%, 05/15/38	2,696	2,842,865
6.85%, 06/01/39	4,116	4,421,085
7.15%, 02/01/32	2,352	2,544,955
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital International SA
2.83%, 01/10/30	$6,169	$5,805,456
2.99%, 06/29/41	4,588	3,291,813
3.13%, 05/29/50	11,171	7,282,577
3.39%, 06/29/60	3,285	2,101,469
3.46%, 02/19/29	5,954	5,812,870
3.46%, 07/12/49	6,255	4,376,881
TotalEnergies Capital SA
3.88%, 10/11/28	5,002	4,970,847
4.72%, 09/10/34	3,380	3,312,588
5.15%, 04/05/34	5,590	5,638,878
5.28%, 09/10/54	3,640	3,333,739
5.43%, 09/10/64	3,950	3,607,505
5.49%, 04/05/54	4,970	4,684,638
5.64%, 04/05/64	3,455	3,256,390
Valero Energy Corp.
2.15%, 09/15/27	3,240	3,074,528
2.80%, 12/01/31	2,415	2,121,996
3.40%, 09/15/26	1,105	1,089,928
3.65%, 12/01/51	4,365	2,859,709
4.00%, 04/01/29	2,135	2,085,459
4.00%, 06/01/52	2,540	1,746,676
4.35%, 06/01/28	4,391	4,370,843
4.90%, 03/15/45	3,201	2,747,385
5.15%, 02/15/30	955	965,210
6.63%, 06/15/37	7,325	7,615,699
7.50%, 04/15/32	3,028	3,382,941
Woodside Finance Ltd.
5.10%, 09/12/34	4,350	4,158,516
5.70%, 09/12/54	4,220	3,743,294
		1,020,608,316
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,659	5,334,634
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	4,995	4,815,411
3.14%, 11/07/29	2,521	2,382,246
3.34%, 12/15/27	7,291	7,142,468
4.08%, 12/15/47	6,353	4,762,309
4.49%, 05/01/30	2,859	2,832,605
Halliburton Co.
2.92%, 03/01/30	3,043	2,797,452
4.50%, 11/15/41	3,100	2,561,937
4.75%, 08/01/43	4,805	4,020,260
4.85%, 11/15/35	5,027	4,725,977
5.00%, 11/15/45	7,581	6,485,719
6.70%, 09/15/38	3,756	4,044,332
7.45%, 09/15/39	4,511	5,138,286
NOV Inc.
3.60%, 12/01/29(b)	3,172	2,990,977
3.95%, 12/01/42	5,846	4,072,529
Schlumberger Investment SA, 2.65%, 06/26/30	3,338	3,030,119
		67,137,261
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	2,240	2,234,224
5.63%, 05/26/33	2,305	2,366,303
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,610	2,345,934

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
2.69%, 05/25/31	$3,725	$3,292,333
4.80%, 03/17/28(c)	2,190	2,205,560
5.10%, 03/17/30(c)	1,195	1,206,354
5.50%, 03/17/35(c)	1,705	1,698,030
Amcor Group Finance PLC, 5.45%, 05/23/29	420	428,378
AptarGroup Inc., 3.60%, 03/15/32	1,370	1,248,693
Berry Global Inc.
1.65%, 01/15/27	3,955	3,752,548
5.50%, 04/15/28	1,771	1,809,118
5.65%, 01/15/34	2,790	2,816,576
5.80%, 06/15/31	2,860	2,995,985
Packaging Corp. of America
3.00%, 12/15/29	2,744	2,559,559
3.05%, 10/01/51	2,615	1,608,711
3.40%, 12/15/27	3,144	3,080,681
4.05%, 12/15/49	2,592	1,932,393
5.70%, 12/01/33	1,871	1,925,405
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(c)	1,790	1,812,542
5.44%, 04/03/34(c)	4,745	4,742,474
5.78%, 04/03/54(c)	2,070	1,988,198
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(c)	1,935	1,937,216
Sonoco Products Co.
2.25%, 02/01/27	2,970	2,848,213
2.85%, 02/01/32(b)	2,513	2,176,093
3.13%, 05/01/30	2,945	2,706,955
4.45%, 09/01/26	1,755	1,752,094
4.60%, 09/01/29	1,655	1,630,676
5.00%, 09/01/34(b)	1,260	1,204,515
5.75%, 11/01/40	505	500,494
WestRock MWV LLC
7.95%, 02/15/31	1,593	1,826,355
8.20%, 01/15/30	2,386	2,728,419
WRKCo Inc.
3.00%, 06/15/33	3,073	2,626,374
3.38%, 09/15/27	2,199	2,139,358
3.90%, 06/01/28	3,121	3,053,180
4.00%, 03/15/28	2,936	2,888,994
4.20%, 06/01/32	2,326	2,183,953
4.90%, 03/15/29	3,834	3,852,042
		84,104,930
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26	11,472	11,276,500
3.20%, 05/14/26	9,838	9,734,895
3.20%, 11/21/29	24,919	23,747,920
4.05%, 11/21/39	16,916	14,666,790
4.25%, 11/14/28	3,531	3,548,920
4.25%, 11/21/49	23,578	19,138,428
4.30%, 05/14/36	5,085	4,731,230
4.40%, 11/06/42	11,207	9,750,062
4.45%, 05/14/46	9,188	7,826,109
4.50%, 05/14/35	11,521	11,037,126
4.55%, 03/15/35	7,492	7,209,469
4.63%, 10/01/42	2,043	1,818,883
4.65%, 03/15/28	5,145	5,220,853
4.70%, 05/14/45	11,343	10,029,748
4.75%, 03/15/45	4,624	4,127,440
4.80%, 03/15/27	10,880	11,021,103
4.80%, 03/15/29	14,480	14,763,398
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 06/15/44	$4,873	$4,429,043
4.88%, 03/15/30	5,175	5,290,169
4.88%, 11/14/48	7,990	7,186,796
4.95%, 03/15/31	8,220	8,413,726
5.05%, 03/15/34	13,075	13,165,907
5.20%, 03/15/35	4,975	5,041,332
5.35%, 03/15/44	3,220	3,118,093
5.40%, 03/15/54	10,185	9,761,758
5.50%, 03/15/64	4,475	4,278,396
5.60%, 03/15/55	3,120	3,089,166
Astrazeneca Finance LLC
1.20%, 05/28/26	6,745	6,537,638
1.75%, 05/28/28	6,854	6,392,798
2.25%, 05/28/31	3,887	3,446,764
4.80%, 02/26/27	5,755	5,830,038
4.85%, 02/26/29	5,275	5,388,297
4.88%, 03/03/28	6,005	6,140,942
4.88%, 03/03/33	2,129	2,151,024
4.90%, 03/03/30	3,520	3,615,514
4.90%, 02/26/31	4,675	4,796,871
5.00%, 02/26/34	5,045	5,093,234
AstraZeneca PLC
1.38%, 08/06/30	6,136	5,280,528
2.13%, 08/06/50	1,974	1,069,352
3.00%, 05/28/51	3,355	2,193,261
3.13%, 06/12/27	5,316	5,219,464
4.00%, 01/17/29	4,890	4,865,247
4.00%, 09/18/42	4,639	3,878,952
4.38%, 11/16/45	4,264	3,671,913
4.38%, 08/17/48	3,172	2,686,782
6.45%, 09/15/37	11,887	13,263,437
Becton Dickinson & Co.
1.96%, 02/11/31	4,845	4,151,347
2.82%, 05/20/30	3,947	3,613,707
3.70%, 06/06/27	8,623	8,523,335
3.79%, 05/20/50	2,712	2,000,095
4.30%, 08/22/32	3,075	2,932,647
4.67%, 06/06/47	5,512	4,681,597
4.69%, 02/13/28	4,340	4,369,630
4.69%, 12/15/44	4,325	3,715,727
4.87%, 02/08/29	2,365	2,387,433
5.08%, 06/07/29	3,290	3,349,463
5.11%, 02/08/34	1,105	1,099,236
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,246	3,959,685
1.45%, 11/13/30	5,005	4,304,071
2.35%, 11/13/40	3,009	2,034,508
2.55%, 11/13/50	8,247	4,731,301
2.95%, 03/15/32	6,105	5,475,319
3.20%, 06/15/26	9,341	9,258,795
3.25%, 02/27/27	1,575	1,555,344
3.25%, 08/01/42	3,383	2,489,624
3.40%, 07/26/29	11,277	10,914,416
3.45%, 11/15/27	3,475	3,432,611
3.55%, 03/15/42	4,665	3,626,594
3.70%, 03/15/52	9,705	6,975,772
3.90%, 02/20/28	8,498	8,475,853
3.90%, 03/15/62	5,442	3,836,824
4.13%, 06/15/39	10,486	9,206,057
4.25%, 10/26/49	15,542	12,422,737
4.35%, 11/15/47	6,169	5,067,854

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 03/01/44	$1,005	$881,529
4.55%, 02/20/48	6,251	5,303,412
4.63%, 05/15/44	2,785	2,437,024
4.90%, 02/22/27	2,895	2,941,662
4.90%, 02/22/29	5,185	5,310,924
5.00%, 08/15/45	2,860	2,627,211
5.10%, 02/22/31	4,155	4,283,260
5.20%, 02/22/34	10,870	11,004,888
5.50%, 02/22/44	1,400	1,372,457
5.55%, 02/22/54	8,915	8,587,045
5.65%, 02/22/64	7,655	7,358,278
5.75%, 02/01/31	4,225	4,502,065
5.90%, 11/15/33	4,595	4,902,520
6.25%, 11/15/53	4,555	4,795,364
6.40%, 11/15/63	4,121	4,399,616
Cardinal Health Inc.
3.41%, 06/15/27	3,935	3,866,470
4.37%, 06/15/47	2,694	2,150,373
4.50%, 11/15/44	1,625	1,338,150
4.60%, 03/15/43	1,835	1,537,983
4.70%, 11/15/26	1,640	1,647,982
4.90%, 09/15/45	2,207	1,907,554
5.00%, 11/15/29	2,480	2,519,650
5.13%, 02/15/29	3,925	4,009,466
5.35%, 11/15/34	1,700	1,706,431
5.45%, 02/15/34	2,035	2,056,737
5.75%, 11/15/54	2,485	2,382,279
Cencora Inc.
2.70%, 03/15/31	5,210	4,660,645
2.80%, 05/15/30	1,967	1,811,872
3.45%, 12/15/27	5,626	5,503,295
4.25%, 03/01/45	2,660	2,153,380
4.30%, 12/15/47	2,615	2,081,852
4.63%, 12/15/27	820	825,919
4.85%, 12/15/29	2,105	2,128,545
5.13%, 02/15/34	1,095	1,096,389
5.15%, 02/15/35	1,650	1,651,607
CVS Health Corp.
1.30%, 08/21/27	9,601	8,923,970
1.75%, 08/21/30	5,665	4,840,461
1.88%, 02/28/31	5,775	4,865,666
2.13%, 09/15/31	4,700	3,955,960
2.88%, 06/01/26	8,345	8,191,800
3.00%, 08/15/26	3,750	3,676,701
3.25%, 08/15/29	7,563	7,128,992
3.63%, 04/01/27	3,478	3,420,898
3.75%, 04/01/30	5,528	5,256,839
4.13%, 04/01/40	2,951	2,393,928
4.25%, 04/01/50	1,768	1,308,866
4.30%, 03/25/28	15,260	15,151,396
4.78%, 03/25/38	21,520	19,409,115
4.88%, 07/20/35	3,299	3,096,728
5.00%, 01/30/29	4,550	4,597,757
5.05%, 03/25/48	33,699	28,650,587
5.13%, 02/21/30	4,505	4,554,569
5.13%, 07/20/45	13,839	11,981,430
5.25%, 01/30/31	3,470	3,520,307
5.25%, 02/21/33	7,531	7,461,239
5.30%, 06/01/33	5,411	5,373,192
5.30%, 12/05/43	3,532	3,154,646
5.40%, 06/01/29	4,265	4,374,934
Security	Par (000)	Value
Pharmaceuticals (continued)
5.55%, 06/01/31	$4,655	$4,782,620
5.63%, 02/21/53	5,600	5,083,826
5.70%, 06/01/34(b)	5,470	5,556,263
5.88%, 06/01/53	5,587	5,238,910
6.00%, 06/01/44	3,365	3,253,860
6.00%, 06/01/63	3,085	2,867,027
6.05%, 06/01/54	4,495	4,335,531
6.13%, 09/15/39	2,313	2,339,539
6.25%, 06/01/27	1,500	1,553,210
Eli Lilly & Co.
2.25%, 05/15/50	6,752	3,815,435
2.50%, 09/15/60	4,405	2,403,209
3.10%, 05/15/27	4,174	4,107,132
3.38%, 03/15/29	5,525	5,393,067
3.70%, 03/01/45	4,035	3,212,447
3.95%, 05/15/47	2,538	2,046,755
3.95%, 03/15/49	2,140	1,713,922
4.15%, 08/14/27	4,325	4,354,355
4.15%, 03/15/59	3,151	2,475,896
4.20%, 08/14/29	5,485	5,510,145
4.50%, 02/09/27	5,165	5,216,466
4.50%, 02/09/29	4,405	4,476,383
4.55%, 02/12/28	3,185	3,237,113
4.60%, 08/14/34	4,945	4,875,108
4.70%, 02/27/33	4,130	4,149,941
4.70%, 02/09/34	6,855	6,795,478
4.75%, 02/12/30	3,105	3,183,848
4.88%, 02/27/53	4,179	3,792,175
4.90%, 02/12/32	3,165	3,248,771
4.95%, 02/27/63	3,795	3,409,192
5.00%, 02/09/54	5,285	4,903,052
5.05%, 08/14/54	4,475	4,178,494
5.10%, 02/12/35	3,485	3,556,970
5.10%, 02/09/64	5,740	5,283,647
5.20%, 08/14/64	2,125	1,986,552
5.50%, 03/15/27	960	987,071
5.50%, 02/12/55	3,240	3,242,508
5.55%, 03/15/37	2,720	2,867,894
5.60%, 02/12/65	3,890	3,873,246
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,268	9,220,085
4.20%, 03/18/43	3,014	2,546,455
4.50%, 04/15/30	2,020	2,030,547
4.88%, 04/15/35	1,700	1,685,510
5.38%, 04/15/34	2,896	3,003,314
6.38%, 05/15/38	10,613	11,689,588
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	5,473	5,292,674
4.32%, 03/12/27(b)	1,700	1,714,282
Johnson & Johnson
0.95%, 09/01/27	4,766	4,466,490
1.30%, 09/01/30	6,543	5,680,645
2.10%, 09/01/40	4,636	3,164,868
2.25%, 09/01/50	4,501	2,592,532
2.45%, 09/01/60(b)	5,253	2,888,823
2.90%, 01/15/28	8,811	8,602,625
2.95%, 03/03/27	3,905	3,848,094
3.40%, 01/15/38	4,785	4,094,658
3.50%, 01/15/48	2,825	2,148,036
3.55%, 03/01/36	4,646	4,163,084
3.63%, 03/03/37	6,896	6,128,812

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.70%, 03/01/46	$8,809	$7,094,274
3.75%, 03/03/47	4,636	3,693,419
4.38%, 12/05/33	3,938	3,909,018
4.50%, 03/01/27	3,400	3,445,364
4.50%, 09/01/40	2,452	2,314,073
4.50%, 12/05/43	2,328	2,138,433
4.55%, 03/01/28	2,580	2,631,104
4.70%, 03/01/30	3,400	3,495,005
4.80%, 06/01/29	4,980	5,130,618
4.85%, 03/01/32	3,400	3,486,675
4.85%, 05/15/41	1,417	1,382,754
4.90%, 06/01/31	5,760	5,968,408
4.95%, 05/15/33	2,384	2,463,078
4.95%, 06/01/34(b)	3,915	4,030,610
5.00%, 03/01/35	3,400	3,470,790
5.25%, 06/01/54	3,280	3,245,249
5.85%, 07/15/38	3,193	3,483,084
5.95%, 08/15/37	4,304	4,730,647
6.95%, 09/01/29	2,473	2,756,792
McKesson Corp.
1.30%, 08/15/26	5,002	4,821,596
3.95%, 02/16/28	3,252	3,221,331
4.25%, 09/15/29	2,250	2,246,338
4.90%, 07/15/28	2,116	2,162,276
5.10%, 07/15/33	2,140	2,178,999
Mead Johnson Nutrition Co.
4.60%, 06/01/44	3,368	2,906,597
5.90%, 11/01/39	1,555	1,626,904
Merck & Co. Inc.
1.45%, 06/24/30	4,639	4,030,107
1.70%, 06/10/27	8,740	8,353,818
1.90%, 12/10/28	5,359	4,982,332
2.15%, 12/10/31	8,725	7,586,321
2.35%, 06/24/40	4,971	3,461,130
2.45%, 06/24/50	5,575	3,206,952
2.75%, 12/10/51	8,525	5,189,336
2.90%, 12/10/61	6,686	3,844,236
3.40%, 03/07/29	8,341	8,120,918
3.60%, 09/15/42	2,340	1,829,289
3.70%, 02/10/45	8,399	6,539,967
3.90%, 03/07/39	4,245	3,678,877
4.00%, 03/07/49	6,463	5,099,008
4.05%, 05/17/28	3,160	3,174,077
4.15%, 05/18/43	5,422	4,576,737
4.30%, 05/17/30	4,774	4,792,894
4.50%, 05/17/33(b)	3,400	3,369,493
4.90%, 05/17/44	3,340	3,093,910
5.00%, 05/17/53	6,750	6,134,868
5.15%, 05/17/63	2,905	2,649,181
6.50%, 12/01/33	2,698	3,039,843
6.55%, 09/15/37	2,100	2,356,181
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,835	1,955,114
5.95%, 12/01/28	1,408	1,489,591
Mylan Inc.
4.55%, 04/15/28	3,475	3,398,333
5.20%, 04/15/48	3,275	2,443,119
5.40%, 11/29/43	2,239	1,777,173
Novartis Capital Corp.
2.00%, 02/14/27	7,131	6,898,919
2.20%, 08/14/30	5,408	4,890,033
Security	Par (000)	Value
Pharmaceuticals (continued)
2.75%, 08/14/50	$5,818	$3,678,866
3.10%, 05/17/27	4,449	4,383,324
3.70%, 09/21/42	2,970	2,395,994
3.80%, 09/18/29	4,055	4,004,877
4.00%, 09/18/31	3,935	3,853,694
4.00%, 11/20/45	5,401	4,441,009
4.20%, 09/18/34	3,655	3,492,049
4.40%, 05/06/44	8,438	7,427,164
4.70%, 09/18/54	1,965	1,743,215
Pfizer Inc.
1.70%, 05/28/30	5,936	5,216,787
1.75%, 08/18/31	4,650	3,984,163
2.55%, 05/28/40	4,460	3,118,290
2.63%, 04/01/30	5,983	5,517,197
2.70%, 05/28/50	5,200	3,160,367
2.75%, 06/03/26	6,448	6,365,117
3.00%, 12/15/26	8,860	8,716,173
3.45%, 03/15/29	8,523	8,311,501
3.60%, 09/15/28	4,683	4,627,466
3.90%, 03/15/39	3,918	3,351,352
4.00%, 12/15/36	4,502	4,070,925
4.00%, 03/15/49	7,347	5,687,507
4.10%, 09/15/38	3,627	3,195,345
4.13%, 12/15/46	5,342	4,287,277
4.20%, 09/15/48	5,530	4,463,001
4.30%, 06/15/43	3,258	2,762,817
4.40%, 05/15/44	5,144	4,422,736
5.60%, 09/15/40	3,329	3,332,031
7.20%, 03/15/39	11,043	12,900,279
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	13,540	13,558,501
4.45%, 05/19/28	17,665	17,809,749
4.65%, 05/19/30	8,160	8,268,180
4.75%, 05/19/33	21,696	21,411,509
5.11%, 05/19/43	7,325	6,860,453
5.30%, 05/19/53	25,595	23,690,017
5.34%, 05/19/63	10,304	9,368,478
Pharmacia LLC, 6.60%, 12/01/28	6,479	6,970,486
Sanofi SA, 3.63%, 06/19/28	6,676	6,603,528
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	693	682,594
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	11,233	9,990,909
3.03%, 07/09/40	7,391	5,436,679
3.18%, 07/09/50	8,920	5,714,826
3.38%, 07/09/60	4,246	2,649,549
5.00%, 11/26/28	8,656	8,814,317
5.30%, 07/05/34	3,100	3,129,088
5.65%, 07/05/44	1,950	1,901,355
5.65%, 07/05/54	2,970	2,833,874
5.80%, 07/05/64	1,995	1,903,953
Utah Acquisition Sub Inc.
3.95%, 06/15/26	8,297	8,180,801
5.25%, 06/15/46	4,417	3,351,247
Viatris Inc.
2.30%, 06/22/27	4,133	3,893,381
2.70%, 06/22/30	5,975	5,170,320
3.85%, 06/22/40	6,566	4,612,211
4.00%, 06/22/50	8,401	5,291,110
Wyeth LLC
5.95%, 04/01/37	8,896	9,371,658

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.00%, 02/15/36	$2,809	$2,998,515
6.50%, 02/01/34	3,414	3,765,016
Zoetis Inc.
2.00%, 05/15/30	4,795	4,257,160
3.00%, 09/12/27	5,006	4,869,443
3.00%, 05/15/50	2,610	1,682,635
3.90%, 08/20/28	3,459	3,422,909
3.95%, 09/12/47	2,484	1,938,668
4.45%, 08/20/48	1,924	1,621,767
4.70%, 02/01/43	5,120	4,604,782
5.60%, 11/16/32	1,915	2,003,717
		1,546,377,994
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	1,932	1,755,672
3.60%, 09/01/32	1,570	1,379,330
4.45%, 07/15/27	1,637	1,636,355
4.80%, 05/03/29	2,931	2,932,173
5.63%, 08/01/34	2,125	2,105,537
5.95%, 06/01/26	3,794	3,835,972
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	2,940	2,310,907
3.70%, 11/15/29	5,605	5,348,532
5.13%, 06/30/27	4,757	4,809,921
Cheniere Energy Inc.
4.63%, 10/15/28	4,602	4,547,817
5.65%, 04/15/34	5,590	5,567,483
Cheniere Energy Partners LP
3.25%, 01/31/32	6,157	5,397,272
4.00%, 03/01/31	4,749	4,436,967
4.50%, 10/01/29	7,890	7,692,624
5.75%, 08/15/34	4,605	4,616,438
5.95%, 06/30/33	4,429	4,526,743
Columbia Pipeline Group Inc., 5.80%, 06/01/45	2,942	2,837,582
DCP Midstream Operating LP
3.25%, 02/15/32	1,465	1,260,055
5.60%, 04/01/44	1,495	1,325,979
8.13%, 08/16/30	1,840	2,104,225
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	2,385	2,242,669
5.80%, 01/15/35	2,005	2,069,267
6.20%, 01/15/55	500	508,347
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	3,644	3,429,980
4.60%, 12/15/44	2,881	2,409,309
4.80%, 11/01/43	2,588	2,240,301
Enbridge Energy Partners LP
5.50%, 09/15/40	2,870	2,716,605
7.38%, 10/15/45	3,074	3,452,416
Series B, 7.50%, 04/15/38	2,335	2,669,059
Enbridge Inc.
1.60%, 10/04/26	2,973	2,855,989
2.50%, 08/01/33	4,440	3,612,589
3.13%, 11/15/29	4,805	4,500,896
3.40%, 08/01/51	2,920	1,884,924
3.70%, 07/15/27	4,002	3,944,107
4.00%, 11/15/49	2,028	1,494,688
4.25%, 12/01/26	5,341	5,321,237
4.50%, 06/10/44	1,823	1,467,987
5.25%, 04/05/27	2,300	2,334,850
Security	Par (000)	Value
Pipelines (continued)
5.30%, 04/05/29	$2,165	$2,216,526
5.50%, 12/01/46	1,156	1,073,095
5.63%, 04/05/34	5,220	5,289,509
5.70%, 03/08/33	9,905	10,107,416
5.90%, 11/15/26	3,560	3,630,134
5.95%, 04/05/54	2,145	2,073,336
6.00%, 11/15/28	3,130	3,275,344
6.20%, 11/15/30	2,345	2,485,729
6.70%, 11/15/53	4,009	4,227,083
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	2,921	2,906,466
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	110	111,115
Energy Transfer LP
3.75%, 05/15/30	5,856	5,532,703
3.90%, 07/15/26	3,504	3,470,204
4.00%, 10/01/27	4,246	4,191,065
4.15%, 09/15/29	3,142	3,052,048
4.20%, 04/15/27	2,797	2,776,432
4.40%, 03/15/27	3,719	3,706,970
4.90%, 03/15/35	2,075	1,935,117
4.95%, 05/15/28	3,713	3,744,295
4.95%, 06/15/28	5,019	5,062,856
4.95%, 01/15/43	2,045	1,698,700
5.00%, 05/15/44	2,025	1,667,910
5.00%, 05/15/50	9,129	7,318,011
5.15%, 02/01/43	2,581	2,208,358
5.15%, 03/15/45	3,232	2,730,968
5.20%, 04/01/30	3,000	3,029,913
5.25%, 04/15/29	6,437	6,522,256
5.25%, 07/01/29	2,620	2,657,413
5.30%, 04/01/44	3,639	3,138,301
5.30%, 04/15/47	4,235	3,573,053
5.35%, 05/15/45	4,208	3,640,707
5.40%, 10/01/47	6,033	5,182,438
5.50%, 06/01/27	4,248	4,316,739
5.55%, 02/15/28	4,790	4,908,403
5.55%, 05/15/34	5,525	5,439,462
5.60%, 09/01/34	5,355	5,285,584
5.75%, 02/15/33	6,805	6,902,994
5.95%, 10/01/43	1,664	1,551,849
5.95%, 05/15/54	6,634	6,019,144
6.00%, 06/15/48	4,955	4,599,620
6.05%, 12/01/26	5,300	5,405,551
6.05%, 06/01/41	2,734	2,624,803
6.05%, 09/01/54	4,795	4,379,740
6.10%, 12/01/28	1,875	1,960,439
6.10%, 02/15/42	1,915	1,844,201
6.13%, 12/15/45	4,623	4,381,501
6.25%, 04/15/49	8,029	7,617,923
6.40%, 12/01/30	3,360	3,574,420
6.50%, 02/01/42	3,057	3,035,431
6.55%, 12/01/33	6,491	6,835,411
6.63%, 10/15/36	2,385	2,490,921
7.50%, 07/01/38	2,590	2,879,378
Series 20Y, 5.80%, 06/15/38	2,254	2,194,735
EnLink Midstream LLC
5.38%, 06/01/29	550	559,997
5.65%, 09/01/34	1,320	1,308,576
EnLink Midstream Partners LP
4.85%, 07/15/26	3,655	3,654,739
5.05%, 04/01/45	1,550	1,302,187
5.45%, 06/01/47	1,365	1,177,581

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.60%, 04/01/44	$1,470	$1,315,017
Enterprise Products Operating LLC
2.80%, 01/31/30	5,291	4,932,410
3.13%, 07/31/29	6,546	6,245,705
3.20%, 02/15/52	4,710	3,022,780
3.30%, 02/15/53	4,065	2,613,039
3.70%, 01/31/51	5,022	3,560,222
3.95%, 02/15/27	4,837	4,816,954
3.95%, 01/31/60	4,449	3,132,707
4.15%, 10/16/28	5,036	5,015,495
4.20%, 01/31/50	5,820	4,493,797
4.25%, 02/15/48	5,825	4,608,820
4.45%, 02/15/43	5,041	4,246,266
4.60%, 01/11/27	3,570	3,595,104
4.80%, 02/01/49	5,788	4,917,251
4.85%, 01/31/34	2,950	2,898,990
4.85%, 08/15/42	3,284	2,927,328
4.85%, 03/15/44	5,697	5,044,337
4.90%, 05/15/46	4,777	4,232,921
4.95%, 02/15/35	5,230	5,135,297
4.95%, 10/15/54	2,127	1,814,700
5.10%, 02/15/45	5,189	4,723,762
5.35%, 01/31/33	4,687	4,781,715
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	3,185	3,075,941
5.55%, 02/16/55	3,030	2,835,394
5.70%, 02/15/42	1,787	1,758,347
5.95%, 02/01/41	3,389	3,431,409
6.13%, 10/15/39	3,022	3,180,723
6.45%, 09/01/40	2,690	2,908,827
7.55%, 04/15/38	2,799	3,323,717
Series D, 6.88%, 03/01/33	1,800	1,995,359
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	4,416	4,279,666
Series H, 6.65%, 10/15/34	2,050	2,254,537
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,452	2,034,030
5.00%, 08/15/42	2,935	2,537,634
5.00%, 03/01/43	2,650	2,292,297
5.40%, 09/01/44	2,590	2,339,884
5.50%, 03/01/44	3,085	2,812,768
5.63%, 09/01/41	2,012	1,865,769
5.80%, 03/15/35	2,436	2,460,013
6.38%, 03/01/41	2,836	2,867,151
6.50%, 02/01/37	2,001	2,074,994
6.50%, 09/01/39	3,002	3,107,805
6.55%, 09/15/40	2,118	2,175,375
6.95%, 01/15/38	5,533	6,000,038
7.30%, 08/15/33	2,425	2,646,135
7.40%, 03/15/31	1,251	1,392,105
7.50%, 11/15/40	2,014	2,261,664
7.75%, 03/15/32	1,646	1,860,482
Kinder Morgan Inc.
1.75%, 11/15/26	3,310	3,181,998
2.00%, 02/15/31	2,400	2,047,583
3.25%, 08/01/50	2,697	1,674,509
3.60%, 02/15/51	3,870	2,568,266
4.30%, 03/01/28	7,001	6,974,127
4.80%, 02/01/33	3,926	3,771,705
5.00%, 02/01/29	4,775	4,824,735
5.05%, 02/15/46	3,133	2,673,784
Security	Par (000)	Value
Pipelines (continued)
5.10%, 08/01/29	$2,970	$3,017,384
5.15%, 06/01/30	955	962,689
5.20%, 06/01/33	4,635	4,568,567
5.20%, 03/01/48	3,403	2,939,698
5.30%, 12/01/34	3,613	3,522,998
5.40%, 02/01/34	4,360	4,311,838
5.45%, 08/01/52	3,710	3,294,741
5.55%, 06/01/45	7,080	6,478,665
5.85%, 06/01/35	610	619,068
5.95%, 08/01/54	2,245	2,125,543
7.75%, 01/15/32	4,689	5,315,867
7.80%, 08/01/31	2,672	3,030,871
MPLX LP
2.65%, 08/15/30	6,738	6,029,339
4.00%, 03/15/28	6,125	6,042,540
4.13%, 03/01/27	6,462	6,414,164
4.25%, 12/01/27	4,037	4,011,070
4.50%, 04/15/38	8,635	7,429,053
4.70%, 04/15/48	6,894	5,403,238
4.80%, 02/15/29	4,455	4,457,783
4.90%, 04/15/58	1,774	1,379,761
4.95%, 09/01/32	4,445	4,316,264
4.95%, 03/14/52	6,340	5,095,972
5.00%, 03/01/33	3,425	3,309,158
5.20%, 03/01/47	4,788	4,086,749
5.20%, 12/01/47	2,586	2,184,326
5.40%, 04/01/35	2,425	2,353,073
5.50%, 06/01/34	5,725	5,623,096
5.50%, 02/15/49	6,681	5,863,790
5.65%, 03/01/53	2,150	1,906,105
5.95%, 04/01/55	2,425	2,234,397
Northwest Pipeline LLC, 4.00%, 04/01/27	2,744	2,721,871
ONEOK Inc.
3.10%, 03/15/30	2,933	2,705,196
3.25%, 06/01/30(b)	2,367	2,187,618
3.40%, 09/01/29	3,568	3,366,287
3.95%, 03/01/50	5,349	3,665,802
4.00%, 07/13/27	3,096	3,058,233
4.20%, 10/03/47	2,748	2,009,023
4.25%, 09/24/27	1,500	1,491,201
4.25%, 09/15/46	2,188	1,606,669
4.35%, 03/15/29	3,368	3,314,709
4.40%, 10/15/29	600	589,934
4.45%, 09/01/49	3,088	2,285,332
4.50%, 03/15/50	2,066	1,557,172
4.55%, 07/15/28	4,226	4,222,502
4.75%, 10/15/31	5,665	5,520,677
4.85%, 02/01/49	2,708	2,135,344
4.95%, 07/13/47	3,415	2,756,951
5.05%, 11/01/34	6,650	6,315,993
5.15%, 10/15/43	3,141	2,715,105
5.20%, 07/15/48	4,234	3,568,115
5.55%, 11/01/26	4,815	4,874,573
5.65%, 11/01/28	3,690	3,804,362
5.70%, 11/01/54	3,700	3,284,633
5.80%, 11/01/30	2,400	2,486,067
5.85%, 11/01/64	1,555	1,385,343
6.00%, 06/15/35	1,289	1,296,097
6.05%, 09/01/33	6,615	6,791,614
6.10%, 11/15/32	2,555	2,643,945
6.35%, 01/15/31	2,710	2,865,724

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.63%, 09/01/53	$4,535	$4,525,188
7.15%, 01/15/51	2,275	2,388,900
ONEOK Partners LP
6.13%, 02/01/41	3,006	2,951,026
6.20%, 09/15/43	1,902	1,835,399
6.65%, 10/01/36	3,093	3,271,149
6.85%, 10/15/37	2,515	2,664,710
Plains All American Pipeline LP, 5.95%, 06/15/35	2,715	2,716,604
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	4,000,072
3.80%, 09/15/30	3,674	3,466,616
4.30%, 01/31/43	1,742	1,329,226
4.50%, 12/15/26	5,669	5,671,074
4.70%, 06/15/44	3,160	2,521,557
4.90%, 02/15/45	3,096	2,524,481
5.15%, 06/01/42	2,534	2,155,832
5.70%, 09/15/34	3,010	2,978,785
6.65%, 01/15/37	3,527	3,686,941
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	6,209	6,164,599
4.50%, 05/15/30	3,937	3,883,040
5.00%, 03/15/27	8,898	8,961,357
5.88%, 06/30/26	3,557	3,587,405
5.90%, 09/15/37	2,944	3,001,122
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(c)	2,640	2,653,164
5.03%, 10/01/29(c)	1,320	1,309,709
5.58%, 10/01/34(c)	5,480	5,319,829
6.18%, 10/01/54(c)	2,170	2,009,908
Spectra Energy Partners LP
3.38%, 10/15/26	3,403	3,344,331
4.50%, 03/15/45	4,522	3,583,272
5.95%, 09/25/43	2,041	1,944,740
Targa Resources Corp.
4.20%, 02/01/33	4,345	3,970,251
4.95%, 04/15/52	3,440	2,774,055
5.20%, 07/01/27	4,815	4,880,426
5.50%, 02/15/35	2,225	2,174,611
5.55%, 08/15/35	4,000	3,918,282
6.13%, 03/15/33	3,250	3,340,120
6.13%, 05/15/55	2,995	2,834,312
6.15%, 03/01/29	1,845	1,924,883
6.25%, 07/01/52	2,552	2,455,837
6.50%, 03/30/34	3,830	4,029,809
6.50%, 02/15/53	3,935	3,910,004
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	4,635	4,244,744
4.88%, 02/01/31	5,450	5,288,206
5.00%, 01/15/28	5,990	5,981,624
5.50%, 03/01/30	5,750	5,738,276
6.50%, 07/15/27	4,920	4,939,518
6.88%, 01/15/29	2,960	3,026,002
TC PipeLines LP, 3.90%, 05/25/27	5,425	5,349,696
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,363	2,458,943
7.00%, 10/15/28	1,710	1,827,341
7.63%, 04/01/37	830	942,546
Security	Par (000)	Value
Pipelines (continued)
Texas Eastern Transmission LP, 7.00%, 07/15/32	$1,522	$1,651,075
TransCanada PipeLines Ltd.
4.10%, 04/15/30	2,835	2,738,885
4.25%, 05/15/28	7,949	7,887,312
4.63%, 03/01/34	5,524	5,184,895
5.00%, 10/16/43	20	18,065
5.10%, 03/15/49	3,593	3,213,318
5.60%, 03/31/34	1,731	1,716,606
5.85%, 03/15/36	2,793	2,823,704
6.10%, 06/01/40	3,291	3,330,191
6.20%, 10/15/37	5,488	5,616,221
7.25%, 08/15/38	3,581	3,960,166
7.63%, 01/15/39	4,239	4,853,897
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,974	3,712,474
3.95%, 05/15/50	2,394	1,750,497
4.00%, 03/15/28	2,329	2,306,876
4.45%, 08/01/42	1,753	1,474,570
4.60%, 03/15/48	2,875	2,370,128
5.40%, 08/15/41	1,857	1,741,304
Valero Energy Partners LP, 4.50%, 03/15/28	3,940	3,943,467
Western Midstream Operating LP
4.05%, 02/01/30	4,230	4,019,973
4.50%, 03/01/28	1,154	1,138,928
4.65%, 07/01/26	1,350	1,344,948
4.75%, 08/15/28	1,305	1,294,556
5.25%, 02/01/50	4,390	3,531,134
5.30%, 03/01/48	3,175	2,555,350
5.45%, 11/15/34	3,480	3,317,275
5.45%, 04/01/44	1,645	1,390,032
5.50%, 08/15/48	2,790	2,304,426
6.15%, 04/01/33	3,510	3,554,651
6.35%, 01/15/29	2,050	2,130,776
Williams Companies Inc. (The)
2.60%, 03/15/31	7,562	6,681,763
3.50%, 11/15/30	3,454	3,232,866
3.50%, 10/15/51	3,105	2,047,715
3.75%, 06/15/27	7,539	7,426,028
4.65%, 08/15/32	4,705	4,533,223
4.80%, 11/15/29	1,705	1,716,247
4.85%, 03/01/48	3,721	3,111,124
4.90%, 03/15/29	4,920	4,969,269
4.90%, 01/15/45	2,326	1,984,397
5.10%, 09/15/45	3,958	3,471,033
5.15%, 03/15/34	6,455	6,328,191
5.30%, 08/15/28	5,855	5,989,110
5.30%, 08/15/52	3,215	2,842,251
5.40%, 03/04/44	2,326	2,132,375
5.60%, 03/15/35	2,615	2,636,872
5.65%, 03/15/33	4,065	4,157,806
5.75%, 06/24/44	3,021	2,895,766
5.80%, 11/15/43	1,980	1,905,402
5.80%, 11/15/54	760	721,380
6.00%, 03/15/55	1,270	1,240,853
6.30%, 04/15/40	5,504	5,717,685
8.75%, 03/15/32	1,535	1,826,174
Series A, 7.50%, 01/15/31	1,720	1,926,370
		1,058,016,013
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	1,500	1,424,646

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(b)	$2,923	$2,548,184
4.80%, 06/15/30	1,575	1,567,281
5.50%, 04/01/29	1,330	1,364,375
5.50%, 06/15/35	1,575	1,569,495
5.95%, 08/15/34	2,985	3,088,437
Jones Lang LaSalle Inc., 6.88%, 12/01/28	1,070	1,140,202
		11,277,974
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,470	2,295,689
2.60%, 06/15/33	1,451	1,182,937
2.90%, 10/01/30	1,384	1,259,590
4.80%, 10/01/32	645	623,419
5.63%, 06/15/34	680	686,323
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	4,420	3,446,750
2.00%, 05/18/32	4,216	3,405,045
2.75%, 12/15/29	2,247	2,058,018
2.95%, 03/15/34	3,350	2,760,176
3.00%, 05/18/51	4,040	2,401,742
3.38%, 08/15/31	3,325	3,018,783
3.55%, 03/15/52	4,180	2,769,414
3.95%, 01/15/27	1,232	1,223,740
3.95%, 01/15/28	2,347	2,313,685
4.00%, 02/01/50	3,452	2,481,841
4.50%, 07/30/29	1,831	1,811,919
4.70%, 07/01/30	2,342	2,313,539
4.75%, 04/15/35	2,470	2,314,222
4.85%, 04/15/49	1,523	1,263,243
4.90%, 12/15/30	3,275	3,259,474
5.15%, 04/15/53	2,275	1,952,918
5.25%, 05/15/36	1,190	1,145,402
5.50%, 10/01/35	2,100	2,077,261
5.63%, 05/15/54	2,620	2,403,877
American Assets Trust LP
3.38%, 02/01/31	1,500	1,308,356
6.15%, 10/01/34	750	737,474
American Homes 4 Rent LP
2.38%, 07/15/31	970	835,910
3.38%, 07/15/51	2,255	1,432,913
3.63%, 04/15/32	925	841,249
4.25%, 02/15/28	2,985	2,958,099
4.30%, 04/15/52	640	481,463
4.90%, 02/15/29	1,916	1,927,807
5.25%, 03/15/35	525	511,472
5.50%, 02/01/34	2,735	2,727,721
5.50%, 07/15/34	2,200	2,183,463
American Tower Corp.
1.45%, 09/15/26	3,162	3,033,977
1.50%, 01/31/28	3,223	2,976,369
1.88%, 10/15/30	3,621	3,116,308
2.10%, 06/15/30	3,782	3,333,879
2.30%, 09/15/31	3,465	2,982,799
2.70%, 04/15/31	3,387	3,009,460
2.75%, 01/15/27	3,333	3,239,190
2.90%, 01/15/30	3,330	3,081,000
2.95%, 01/15/51	4,410	2,732,751
3.10%, 06/15/50	4,285	2,743,612
3.13%, 01/15/27	2,158	2,110,380
3.38%, 10/15/26	4,697	4,623,516
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.55%, 07/15/27	$3,851	$3,780,892
3.60%, 01/15/28	4,081	3,992,325
3.65%, 03/15/27	3,120	3,072,531
3.70%, 10/15/49	2,471	1,758,835
3.80%, 08/15/29	7,543	7,298,408
3.95%, 03/15/29	3,148	3,069,550
4.05%, 03/15/32(b)	3,250	3,077,694
4.90%, 03/15/30	3,365	3,397,782
5.00%, 01/31/30	2,365	2,403,503
5.20%, 02/15/29	2,770	2,831,111
5.25%, 07/15/28	3,110	3,180,447
5.35%, 03/15/35	3,225	3,248,313
5.40%, 01/31/35	2,895	2,924,889
5.45%, 02/15/34	3,370	3,426,040
5.50%, 03/15/28	3,470	3,568,718
5.55%, 07/15/33	4,261	4,356,213
5.65%, 03/15/33	3,995	4,126,090
5.80%, 11/15/28	3,945	4,104,878
5.90%, 11/15/33	3,485	3,652,262
Americold Realty Operating Partnership LP
5.41%, 09/12/34(b)	1,265	1,228,713
5.60%, 05/15/32	1,500	1,502,131
AvalonBay Communities Inc.
1.90%, 12/01/28	2,605	2,394,993
2.05%, 01/15/32(b)	3,055	2,595,453
2.30%, 03/01/30	3,778	3,423,542
2.45%, 01/15/31	3,404	3,034,431
2.90%, 10/15/26	1,862	1,823,451
2.95%, 05/11/26	3,669	3,614,267
3.20%, 01/15/28	2,423	2,353,155
3.30%, 06/01/29	1,998	1,913,307
3.35%, 05/15/27	1,777	1,748,482
3.90%, 10/15/46	1,315	1,015,667
4.15%, 07/01/47	1,100	876,184
4.35%, 04/15/48	1,765	1,446,475
5.00%, 02/15/33	1,310	1,303,872
5.30%, 12/07/33	2,015	2,039,751
5.35%, 06/01/34	735	746,986
Boston Properties LP
2.45%, 10/01/33	6,040	4,729,932
2.55%, 04/01/32	5,315	4,371,689
2.75%, 10/01/26	4,931	4,782,502
2.90%, 03/15/30	3,612	3,271,617
3.25%, 01/30/31(b)	5,451	4,917,174
3.40%, 06/21/29	3,710	3,478,827
4.50%, 12/01/28	5,187	5,100,126
5.75%, 01/15/35	2,870	2,830,426
6.50%, 01/15/34(b)	2,025	2,124,595
6.75%, 12/01/27	2,765	2,885,722
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,178	1,099,779
2.50%, 08/16/31	2,535	2,187,558
3.90%, 03/15/27	1,676	1,654,581
4.05%, 07/01/30	3,752	3,601,657
4.13%, 06/15/26	2,733	2,716,410
4.13%, 05/15/29	2,964	2,886,118
5.50%, 02/15/34	1,715	1,712,302
5.75%, 02/15/35	763	771,949
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,152	1,812,157
Camden Property Trust
2.80%, 05/15/30	3,780	3,479,223

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.15%, 07/01/29	$3,532	$3,341,194
3.35%, 11/01/49	2,200	1,530,530
4.10%, 10/15/28	2,247	2,220,959
4.90%, 01/15/34	1,270	1,251,779
5.85%, 11/03/26	2,030	2,073,056
COPT Defense Properties LP
2.00%, 01/15/29	2,189	1,958,506
2.75%, 04/15/31	2,295	1,990,481
2.90%, 12/01/33	1,840	1,480,391
Cousins Properties LP
5.38%, 02/15/32	410	406,034
5.88%, 10/01/34	2,220	2,220,867
Crown Castle Inc.
1.05%, 07/15/26	5,530	5,295,649
2.10%, 04/01/31	5,517	4,685,784
2.25%, 01/15/31	4,707	4,060,121
2.50%, 07/15/31	1,885	1,622,708
2.90%, 03/15/27	3,885	3,767,849
2.90%, 04/01/41	5,370	3,753,761
3.10%, 11/15/29	2,563	2,380,638
3.25%, 01/15/51	3,615	2,301,352
3.30%, 07/01/30	5,240	4,852,905
3.65%, 09/01/27	5,640	5,516,047
3.70%, 06/15/26	4,519	4,469,820
3.80%, 02/15/28	5,816	5,680,405
4.00%, 03/01/27	2,880	2,850,169
4.00%, 11/15/49	1,573	1,143,253
4.15%, 07/01/50	2,183	1,621,583
4.30%, 02/15/29	3,605	3,539,208
4.75%, 05/15/47	1,713	1,443,252
4.80%, 09/01/28	3,890	3,897,509
4.90%, 09/01/29	3,440	3,448,792
5.00%, 01/11/28	5,870	5,916,946
5.10%, 05/01/33	3,915	3,830,896
5.20%, 09/01/34	3,710	3,638,529
5.20%, 02/15/49	1,738	1,518,924
5.60%, 06/01/29	4,155	4,262,569
5.80%, 03/01/34	3,890	3,975,981
CubeSmart LP
2.00%, 02/15/31	2,185	1,863,458
2.25%, 12/15/28	2,532	2,326,530
2.50%, 02/15/32	2,435	2,043,874
3.00%, 02/15/30(b)	1,490	1,378,551
3.13%, 09/01/26	3,262	3,194,088
4.38%, 02/15/29	1,956	1,931,314
Digital Realty Trust LP
3.60%, 07/01/29	4,754	4,574,026
3.70%, 08/15/27	4,445	4,389,785
4.45%, 07/15/28	2,885	2,876,831
5.55%, 01/15/28	4,642	4,769,024
DOC DR LLC
2.63%, 11/01/31	2,833	2,443,030
3.95%, 01/15/28	2,603	2,563,558
4.30%, 03/15/27	1,386	1,378,554
EPR Properties
3.60%, 11/15/31	75	66,338
3.75%, 08/15/29	1,900	1,773,276
4.50%, 06/01/27	1,500	1,475,643
4.75%, 12/15/26	1,500	1,487,182
4.95%, 04/15/28	1,000	987,742
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	$2,590	$2,637,911
Equinix Inc.
1.45%, 05/15/26	4,097	3,961,134
1.55%, 03/15/28	2,708	2,501,653
1.80%, 07/15/27	3,323	3,139,393
2.00%, 05/15/28	2,498	2,329,380
2.15%, 07/15/30	3,340	2,954,578
2.50%, 05/15/31	3,075	2,693,265
2.90%, 11/18/26	4,178	4,077,661
2.95%, 09/15/51	2,425	1,456,273
3.00%, 07/15/50	2,439	1,492,176
3.20%, 11/18/29	6,277	5,907,668
3.40%, 02/15/52	2,415	1,582,283
3.90%, 04/15/32	3,660	3,421,794
ERP Operating LP
1.85%, 08/01/31	1,665	1,420,961
2.50%, 02/15/30	3,058	2,789,754
2.85%, 11/01/26	1,786	1,747,929
3.00%, 07/01/29	3,073	2,892,697
3.25%, 08/01/27	2,159	2,106,235
3.50%, 03/01/28	3,203	3,130,639
4.00%, 08/01/47	1,341	1,036,149
4.15%, 12/01/28	2,505	2,488,969
4.50%, 07/01/44	1,820	1,552,000
4.50%, 06/01/45	1,800	1,516,671
4.65%, 09/15/34	1,410	1,354,299
Essential Properties LP, 2.95%, 07/15/31	2,077	1,793,134
Essex Portfolio LP
1.65%, 01/15/31	1,340	1,130,833
1.70%, 03/01/28	1,720	1,593,298
2.55%, 06/15/31	1,220	1,077,586
2.65%, 03/15/32	3,028	2,585,851
2.65%, 09/01/50	1,260	721,512
3.00%, 01/15/30	3,060	2,829,005
3.63%, 05/01/27	2,120	2,086,919
4.00%, 03/01/29	2,286	2,230,058
4.50%, 03/15/48	2,135	1,763,050
5.38%, 04/01/35	785	781,586
5.50%, 04/01/34	1,900	1,909,546
Extra Space Storage LP
2.20%, 10/15/30	2,351	2,054,791
2.35%, 03/15/32	2,150	1,787,560
2.40%, 10/15/31	3,010	2,571,866
2.55%, 06/01/31	2,365	2,048,687
3.50%, 07/01/26	2,329	2,301,356
3.88%, 12/15/27	3,421	3,378,298
3.90%, 04/01/29	1,220	1,181,782
4.00%, 06/15/29	2,503	2,431,338
5.35%, 01/15/35	960	944,575
5.40%, 02/01/34	2,895	2,868,533
5.40%, 06/15/35	2,150	2,112,563
5.50%, 07/01/30	3,480	3,578,352
5.70%, 04/01/28	2,275	2,347,280
5.90%, 01/15/31	2,110	2,197,790
Federal Realty OP LP
3.20%, 06/15/29	2,183	2,060,037
3.25%, 07/15/27	2,799	2,718,852
3.50%, 06/01/30	731	689,024
4.50%, 12/01/44	2,076	1,718,090
5.38%, 05/01/28	2,085	2,129,763

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	$3,620	$3,120,359
4.00%, 01/15/30	3,143	2,964,975
4.00%, 01/15/31	3,322	3,083,214
5.30%, 01/15/29	3,570	3,567,484
5.63%, 09/15/34	3,080	3,014,094
5.75%, 06/01/28	2,729	2,767,588
6.25%, 09/15/54	2,255	2,121,612
6.75%, 12/01/33	1,770	1,864,642
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,663	2,245,662
3.10%, 02/15/30	2,160	1,982,940
3.50%, 08/01/26	2,712	2,665,328
3.75%, 07/01/27	2,643	2,585,434
Healthpeak OP LLC
1.35%, 02/01/27	3,275	3,097,230
2.13%, 12/01/28	3,315	3,039,177
2.88%, 01/15/31	2,273	2,038,086
3.00%, 01/15/30	4,249	3,932,641
3.25%, 07/15/26	3,872	3,808,777
3.50%, 07/15/29	2,616	2,486,543
5.25%, 12/15/32	3,325	3,335,099
5.38%, 02/15/35	810	804,690
6.75%, 02/01/41	1,828	1,971,229
Highwoods Realty LP
2.60%, 02/01/31	841	714,808
3.05%, 02/15/30	1,802	1,608,545
3.88%, 03/01/27	1,470	1,436,897
4.13%, 03/15/28	1,608	1,565,406
4.20%, 04/15/29	1,610	1,537,670
7.65%, 02/01/34	535	586,720
Host Hotels & Resorts LP
5.50%, 04/15/35	2,005	1,936,087
5.70%, 07/01/34	2,555	2,515,833
Series H, 3.38%, 12/15/29	3,359	3,101,269
Series I, 3.50%, 09/15/30	1,520	1,383,554
Series J, 2.90%, 12/15/31	2,285	1,953,482
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	2,203	1,847,311
2.30%, 11/15/28	3,160	2,932,048
2.70%, 01/15/34	1,730	1,406,281
4.15%, 04/15/32	2,620	2,437,439
4.88%, 02/01/35	915	869,964
5.45%, 08/15/30	2,315	2,375,187
5.50%, 08/15/33	1,520	1,518,571
Kilroy Realty LP
2.50%, 11/15/32	3,268	2,529,748
2.65%, 11/15/33	3,235	2,449,240
3.05%, 02/15/30	2,404	2,120,180
4.25%, 08/15/29	1,808	1,709,186
4.75%, 12/15/28	2,949	2,874,523
6.25%, 01/15/36	820	793,330
Kimco Realty OP LLC
1.90%, 03/01/28	1,683	1,571,040
2.25%, 12/01/31	1,316	1,124,092
2.70%, 10/01/30	1,685	1,530,894
2.80%, 10/01/26	2,855	2,788,430
3.20%, 04/01/32	561	498,301
3.70%, 10/01/49	1,057	741,202
3.80%, 04/01/27	2,659	2,625,475
4.13%, 12/01/46	1,341	1,033,059
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 04/01/45	$1,997	$1,579,012
4.45%, 09/01/47	2,455	1,977,348
4.60%, 02/01/33	3,065	2,952,141
4.85%, 03/01/35	1,180	1,131,230
6.40%, 03/01/34	2,392	2,554,676
Kite Realty Group LP
4.00%, 10/01/26	2,117	2,093,805
4.95%, 12/15/31	790	779,683
5.50%, 03/01/34	350	350,626
Kite Realty Group Trust, 4.75%, 09/15/30	2,395	2,365,415
LXP Industrial Trust
2.38%, 10/01/31	675	564,773
2.70%, 09/15/30	878	772,842
6.75%, 11/15/28	1,435	1,524,761
Mid-America Apartments LP
1.10%, 09/15/26	2,145	2,054,372
1.70%, 02/15/31	2,896	2,466,494
2.75%, 03/15/30(b)	1,705	1,572,800
2.88%, 09/15/51(b)	1,380	846,772
3.60%, 06/01/27	3,560	3,512,830
3.95%, 03/15/29	3,130	3,067,958
4.20%, 06/15/28	2,083	2,072,498
4.95%, 03/01/35	660	643,505
5.00%, 03/15/34	920	911,850
5.30%, 02/15/32	1,535	1,572,198
National Health Investors Inc., 3.00%, 02/01/31	2,238	1,953,176
NNN REIT Inc.
2.50%, 04/15/30	2,447	2,203,354
3.00%, 04/15/52	2,148	1,264,452
3.10%, 04/15/50	1,972	1,213,634
3.50%, 10/15/27	2,080	2,025,824
3.50%, 04/15/51	2,647	1,741,800
3.60%, 12/15/26	2,437	2,403,785
4.30%, 10/15/28	1,940	1,920,554
4.80%, 10/15/48	1,375	1,142,571
5.50%, 06/15/34	1,680	1,684,076
5.60%, 10/15/33	2,105	2,131,133
Omega Healthcare Investors Inc.
3.25%, 04/15/33	2,978	2,520,856
3.38%, 02/01/31	3,409	3,088,199
3.63%, 10/01/29	2,547	2,394,453
4.50%, 04/01/27	3,510	3,504,937
4.75%, 01/15/28	2,822	2,825,079
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,110	1,806,642
4.95%, 01/15/35	920	874,479
5.75%, 07/15/34	1,280	1,292,172
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	587,550
3.15%, 08/15/30	2,088	1,785,041
6.88%, 07/15/29	200	204,090
9.25%, 07/20/28	650	703,378
Prologis LP
1.25%, 10/15/30	3,368	2,859,195
1.63%, 03/15/31	2,174	1,835,495
1.75%, 07/01/30	1,752	1,521,871
1.75%, 02/01/31(b)	2,580	2,202,809
2.13%, 04/15/27	2,916	2,807,380
2.13%, 10/15/50	3,007	1,561,547

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 04/15/30	$4,032	$3,633,908
2.25%, 01/15/32	3,207	2,742,280
2.88%, 11/15/29	1,980	1,857,621
3.00%, 04/15/50	3,563	2,268,495
3.05%, 03/01/50	2,093	1,341,493
3.25%, 06/30/26	1,204	1,191,027
3.25%, 10/01/26	4,240	4,182,631
3.38%, 12/15/27	2,320	2,274,334
3.88%, 09/15/28	2,217	2,187,906
4.00%, 09/15/28	2,301	2,281,057
4.38%, 02/01/29	1,866	1,873,419
4.38%, 09/15/48	1,064	871,175
4.63%, 01/15/33	2,980	2,924,364
4.75%, 06/15/33	2,568	2,524,000
4.88%, 06/15/28	3,475	3,536,671
5.00%, 03/15/34	2,899	2,871,881
5.00%, 01/31/35	2,120	2,095,844
5.13%, 01/15/34	3,020	3,021,080
5.25%, 06/15/53	4,080	3,778,862
5.25%, 03/15/54	3,635	3,366,903
Public Storage Operating Co.
1.50%, 11/09/26	4,072	3,907,841
1.85%, 05/01/28	3,180	2,972,952
1.95%, 11/09/28	2,870	2,655,776
2.25%, 11/09/31	2,800	2,421,499
2.30%, 05/01/31	2,980	2,621,047
3.09%, 09/15/27	2,110	2,058,439
3.39%, 05/01/29	2,726	2,635,414
5.10%, 08/01/33(b)	1,070	1,087,283
5.13%, 01/15/29(b)	2,811	2,896,690
5.35%, 08/01/53	3,429	3,251,043
Rayonier LP, 2.75%, 05/17/31	2,642	2,296,194
Realty Income Corp.
1.80%, 03/15/33	2,098	1,650,489
2.10%, 03/15/28	2,216	2,079,737
2.20%, 06/15/28	1,980	1,853,831
2.70%, 02/15/32	1,655	1,429,870
2.85%, 12/15/32	2,136	1,840,108
3.00%, 01/15/27	3,269	3,197,278
3.10%, 12/15/29	2,959	2,770,816
3.20%, 02/15/31	1,510	1,391,635
3.25%, 06/15/29	1,922	1,825,330
3.25%, 01/15/31	5,149	4,764,371
3.40%, 01/15/28(b)	2,895	2,823,051
3.40%, 01/15/30	2,405	2,281,814
3.65%, 01/15/28	2,689	2,641,555
3.95%, 08/15/27	2,661	2,638,321
4.00%, 07/15/29	2,142	2,092,093
4.13%, 10/15/26	3,141	3,130,553
4.65%, 03/15/47	3,244	2,738,439
4.70%, 12/15/28(b)	2,150	2,167,782
4.75%, 02/15/29	2,495	2,515,564
4.85%, 03/15/30	1,840	1,858,582
4.88%, 06/01/26	3,739	3,752,606
4.90%, 07/15/33	3,505	3,441,784
5.13%, 02/15/34	3,055	3,034,259
5.13%, 04/15/35	345	341,687
5.38%, 09/01/54	875	818,912
5.63%, 10/13/32	3,090	3,189,274
Regency Centers LP
2.95%, 09/15/29	2,270	2,125,783
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.60%, 02/01/27	$996	$984,223
3.70%, 06/15/30	1,513	1,453,067
4.13%, 03/15/28	1,861	1,851,284
4.40%, 02/01/47	1,923	1,569,162
4.65%, 03/15/49	1,886	1,585,362
5.10%, 01/15/35	735	724,630
5.25%, 01/15/34	1,030	1,030,069
Rexford Industrial Realty LP
2.13%, 12/01/30	2,288	1,948,557
2.15%, 09/01/31	2,255	1,883,421
5.00%, 06/15/28	1,640	1,640,548
Sabra Health Care LP
3.20%, 12/01/31	3,917	3,457,816
3.90%, 10/15/29	2,208	2,072,311
5.13%, 08/15/26	3,886	3,869,310
Safehold GL Holdings LLC
2.80%, 06/15/31(b)	2,565	2,262,471
2.85%, 01/15/32	1,115	946,743
5.65%, 01/15/35	1,400	1,362,102
6.10%, 04/01/34	995	1,012,365
Simon Property Group LP
1.38%, 01/15/27	3,514	3,345,905
1.75%, 02/01/28	3,615	3,382,016
2.20%, 02/01/31	3,374	2,945,149
2.25%, 01/15/32	3,610	3,078,191
2.45%, 09/13/29	6,608	6,075,898
2.65%, 07/15/30	3,058	2,789,624
2.65%, 02/01/32	2,825	2,454,234
3.25%, 11/30/26	4,563	4,491,885
3.25%, 09/13/49	5,583	3,674,212
3.38%, 06/15/27	3,302	3,245,278
3.38%, 12/01/27	4,578	4,482,248
3.80%, 07/15/50	3,295	2,386,040
4.25%, 10/01/44	1,920	1,544,817
4.25%, 11/30/46	2,437	1,948,208
4.75%, 09/26/34	2,435	2,327,875
4.75%, 03/15/42	2,601	2,281,191
5.50%, 03/08/33	2,950	3,027,102
5.85%, 03/08/53	2,935	2,878,732
6.25%, 01/15/34	1,245	1,330,059
6.65%, 01/15/54	2,284	2,467,345
6.75%, 02/01/40	2,758	3,070,246
Store Capital LLC
2.70%, 12/01/31	2,090	1,765,951
2.75%, 11/18/30	1,444	1,268,445
4.50%, 03/15/28	1,827	1,799,175
4.63%, 03/15/29	1,936	1,890,048
5.40%, 04/30/30(c)	975	972,804
Sun Communities Operating LP
2.30%, 11/01/28	1,383	1,286,535
2.70%, 07/15/31	3,462	3,025,897
4.20%, 04/15/32	2,300	2,156,281
5.50%, 01/15/29	1,965	2,018,050
5.70%, 01/15/33	1,925	1,966,339
Tanger Properties LP
2.75%, 09/01/31	2,010	1,731,749
3.13%, 09/01/26	2,058	2,018,196
3.88%, 07/15/27	2,081	2,047,357
UDR Inc.
1.90%, 03/15/33	2,225	1,735,324
2.10%, 08/01/32	1,955	1,586,476

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 06/15/33(b)	$1,120	$878,083
2.95%, 09/01/26	1,875	1,838,438
3.00%, 08/15/31	2,668	2,386,147
3.10%, 11/01/34	1,838	1,514,730
3.20%, 01/15/30	3,293	3,089,415
3.50%, 07/01/27	1,868	1,832,560
3.50%, 01/15/28	1,470	1,433,126
4.40%, 01/26/29	2,100	2,091,990
5.13%, 09/01/34	1,130	1,101,301
Ventas Realty LP
2.50%, 09/01/31	3,470	3,031,319
3.00%, 01/15/30	3,160	2,932,205
3.25%, 10/15/26	1,404	1,377,660
3.85%, 04/01/27	1,760	1,741,344
4.00%, 03/01/28	1,758	1,733,272
4.38%, 02/01/45	1,208	971,968
4.40%, 01/15/29	2,354	2,332,228
4.75%, 11/15/30	1,255	1,254,534
4.88%, 04/15/49	1,577	1,339,709
5.00%, 01/15/35	1,810	1,745,953
5.63%, 07/01/34	1,745	1,766,330
5.70%, 09/30/43	1,800	1,729,222
VICI Properties LP
4.75%, 02/15/28	6,305	6,321,436
4.75%, 04/01/28	465	465,631
4.95%, 02/15/30	4,900	4,872,108
5.13%, 11/15/31	1,945	1,926,435
5.13%, 05/15/32	6,790	6,661,337
5.63%, 04/01/35	1,195	1,184,698
5.63%, 05/15/52	3,718	3,330,638
5.75%, 04/01/34	1,670	1,681,782
6.13%, 04/01/54	2,660	2,537,819
Welltower OP LLC
2.05%, 01/15/29	2,413	2,216,572
2.70%, 02/15/27	4,199	4,089,888
2.75%, 01/15/31	2,001	1,812,077
2.75%, 01/15/32	2,535	2,226,278
2.80%, 06/01/31	3,925	3,528,418
3.10%, 01/15/30	3,570	3,357,403
3.85%, 06/15/32	2,260	2,115,029
4.13%, 03/15/29	2,631	2,600,002
4.25%, 04/15/28	4,023	4,021,966
4.95%, 09/01/48	1,825	1,634,153
6.50%, 03/15/41	2,497	2,672,255
Weyerhaeuser Co.
3.38%, 03/09/33	1,170	1,030,052
4.00%, 11/15/29	3,644	3,546,473
4.00%, 04/15/30	3,790	3,667,616
4.00%, 03/09/52	2,244	1,641,291
4.75%, 05/15/26	3,887	3,888,172
6.95%, 10/01/27	2,929	3,098,350
7.38%, 03/15/32	2,913	3,266,531
WP Carey Inc.
2.25%, 04/01/33	1,925	1,522,121
2.40%, 02/01/31	2,903	2,531,792
2.45%, 02/01/32	2,770	2,319,787
3.85%, 07/15/29	2,671	2,580,503
4.25%, 10/01/26	2,170	2,161,365
5.38%, 06/30/34	1,675	1,642,230
		1,133,915,913
Security	Par (000)	Value
Retail — 0.6%
AutoNation Inc.
1.95%, 08/01/28	$1,257	$1,147,344
2.40%, 08/01/31	2,180	1,827,471
3.80%, 11/15/27	2,107	2,049,325
3.85%, 03/01/32	3,120	2,803,125
4.75%, 06/01/30	2,308	2,264,052
5.89%, 03/15/35	485	479,203
AutoZone Inc.
1.65%, 01/15/31	1,361	1,149,593
3.75%, 06/01/27	3,389	3,345,035
3.75%, 04/18/29	2,330	2,265,757
4.00%, 04/15/30	3,685	3,580,055
4.50%, 02/01/28	2,720	2,735,771
4.75%, 08/01/32	3,360	3,304,850
4.75%, 02/01/33	2,345	2,289,257
5.05%, 07/15/26	2,455	2,470,464
5.10%, 07/15/29	2,465	2,516,858
5.13%, 06/15/30	850	868,476
5.20%, 08/01/33	1,305	1,301,622
5.40%, 07/15/34(b)	2,815	2,842,491
6.25%, 11/01/28	2,565	2,716,058
6.55%, 11/01/33	2,065	2,244,178
Best Buy Co. Inc.
1.95%, 10/01/30	3,779	3,242,920
4.45%, 10/01/28	3,224	3,219,254
Costco Wholesale Corp.
1.38%, 06/20/27	6,166	5,862,135
1.60%, 04/20/30	8,219	7,285,211
1.75%, 04/20/32	4,250	3,596,640
3.00%, 05/18/27	5,127	5,043,831
Darden Restaurants Inc.
3.85%, 05/01/27	3,389	3,347,009
4.35%, 10/15/27	2,080	2,076,789
4.55%, 10/15/29	2,260	2,244,788
4.55%, 02/15/48	2,665	2,131,818
6.30%, 10/10/33	1,420	1,503,968
Dick's Sporting Goods Inc.
3.15%, 01/15/32(b)	3,610	3,166,896
4.10%, 01/15/52	4,530	3,108,114
Dollar General Corp.
3.50%, 04/03/30	3,538	3,319,377
3.88%, 04/15/27(b)	3,331	3,288,847
4.13%, 05/01/28	2,477	2,441,724
4.13%, 04/03/50	3,170	2,307,112
4.63%, 11/01/27	2,782	2,787,855
5.00%, 11/01/32(b)	4,235	4,155,755
5.20%, 07/05/28	1,885	1,914,472
5.45%, 07/05/33(b)	2,395	2,416,642
5.50%, 11/01/52(b)	1,501	1,346,294
Dollar Tree Inc.
2.65%, 12/01/31	3,885	3,370,544
3.38%, 12/01/51	3,340	2,029,531
4.20%, 05/15/28	6,198	6,113,540
Ferguson Enterprises Inc., 5.00%, 10/03/34	290	280,646
Genuine Parts Co.
1.88%, 11/01/30	3,320	2,823,127
2.75%, 02/01/32	1,410	1,206,960
4.95%, 08/15/29	3,235	3,254,980
6.50%, 11/01/28	2,495	2,639,803
6.88%, 11/01/33	1,545	1,702,185

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
0.90%, 03/15/28	$2,997	$2,747,972
1.38%, 03/15/31	5,915	4,971,881
1.50%, 09/15/28	2,490	2,294,406
1.88%, 09/15/31	3,810	3,256,479
2.13%, 09/15/26	5,005	4,881,474
2.38%, 03/15/51	5,575	3,120,203
2.50%, 04/15/27	4,019	3,904,821
2.70%, 04/15/30	7,121	6,605,950
2.75%, 09/15/51	4,180	2,534,072
2.80%, 09/14/27	4,974	4,835,841
2.88%, 04/15/27	3,830	3,751,145
2.95%, 06/15/29	5,516	5,251,281
3.13%, 12/15/49	5,884	3,914,014
3.25%, 04/15/32	6,925	6,343,546
3.30%, 04/15/40	4,877	3,857,389
3.35%, 04/15/50	6,511	4,505,489
3.50%, 09/15/56	4,405	3,031,326
3.63%, 04/15/52	7,035	5,062,786
3.90%, 12/06/28	5,808	5,780,862
3.90%, 06/15/47	5,401	4,201,593
4.20%, 04/01/43	5,004	4,208,514
4.25%, 04/01/46	6,830	5,657,221
4.40%, 03/15/45	4,757	4,048,017
4.50%, 09/15/32	2,590	2,577,055
4.50%, 12/06/48	7,243	6,130,128
4.75%, 06/25/29	4,385	4,474,157
4.85%, 06/25/31	4,980	5,085,065
4.88%, 06/25/27	4,470	4,550,196
4.88%, 02/15/44	5,000	4,563,684
4.90%, 04/15/29	3,110	3,193,164
4.95%, 09/30/26	3,740	3,785,199
4.95%, 06/25/34	6,200	6,237,714
4.95%, 09/15/52	3,750	3,373,771
5.15%, 06/25/26	6,285	6,361,890
5.30%, 06/25/54	2,425	2,299,547
5.40%, 09/15/40	2,858	2,861,321
5.40%, 06/25/64	1,648	1,560,837
5.88%, 12/16/36	13,495	14,358,888
5.95%, 04/01/41	4,595	4,806,184
Lowe's Companies Inc.
1.30%, 04/15/28	4,692	4,309,957
1.70%, 09/15/28	4,553	4,168,956
1.70%, 10/15/30	5,103	4,379,767
2.63%, 04/01/31	7,207	6,436,035
2.80%, 09/15/41	4,641	3,142,773
3.00%, 10/15/50	7,763	4,730,330
3.10%, 05/03/27	5,991	5,852,597
3.35%, 04/01/27	3,143	3,089,075
3.50%, 04/01/51	2,417	1,617,512
3.65%, 04/05/29	6,743	6,542,902
3.70%, 04/15/46	5,836	4,234,198
3.75%, 04/01/32	6,390	5,942,459
4.05%, 05/03/47	6,694	5,088,291
4.25%, 04/01/52	6,160	4,692,943
4.38%, 09/15/45	2,140	1,723,694
4.45%, 04/01/62	4,210	3,195,734
4.50%, 04/15/30	5,749	5,730,439
4.55%, 04/05/49	2,833	2,265,989
4.65%, 04/15/42	2,510	2,157,475
5.00%, 04/15/33	4,330	4,314,739
Security	Par (000)	Value
Retail (continued)
5.00%, 04/15/40	$1,896	$1,765,989
5.13%, 04/15/50	2,055	1,799,002
5.15%, 07/01/33(b)	3,975	3,991,406
5.50%, 10/15/35	1,763	1,802,512
5.63%, 04/15/53	6,405	6,008,586
5.75%, 07/01/53	2,175	2,079,519
5.80%, 09/15/62	4,315	4,081,233
5.85%, 04/01/63	2,905	2,765,800
6.50%, 03/15/29	3,635	3,897,030
McDonald's Corp.
2.13%, 03/01/30	3,695	3,330,213
2.63%, 09/01/29	4,968	4,642,170
3.50%, 03/01/27	5,409	5,342,253
3.50%, 07/01/27	4,998	4,930,822
3.60%, 07/01/30	4,695	4,516,963
3.63%, 05/01/43	2,331	1,775,978
3.63%, 09/01/49	8,077	5,800,735
3.70%, 02/15/42	2,406	1,880,283
3.80%, 04/01/28	5,216	5,174,254
4.20%, 04/01/50	3,356	2,637,988
4.45%, 03/01/47	4,409	3,670,179
4.45%, 09/01/48	3,250	2,697,640
4.60%, 05/15/30	1,600	1,611,027
4.60%, 09/09/32	1,425	1,420,939
4.60%, 05/26/45	2,819	2,437,359
4.70%, 12/09/35	3,391	3,295,463
4.80%, 08/14/28	2,890	2,939,396
4.88%, 07/15/40	1,337	1,232,984
4.88%, 12/09/45	7,410	6,604,741
4.95%, 08/14/33(b)	2,995	3,024,677
4.95%, 03/03/35	1,600	1,585,822
5.00%, 05/17/29	1,890	1,937,651
5.15%, 09/09/52	2,595	2,356,572
5.20%, 05/17/34	1,930	1,970,651
5.45%, 08/14/53	3,855	3,667,341
5.70%, 02/01/39	1,684	1,726,995
6.30%, 10/15/37	3,738	4,061,307
6.30%, 03/01/38	3,293	3,557,113
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,575	1,328,130
3.60%, 09/01/27	3,811	3,745,442
3.90%, 06/01/29	2,797	2,727,860
4.20%, 04/01/30	2,696	2,645,517
4.35%, 06/01/28	1,940	1,941,686
4.70%, 06/15/32	3,700	3,624,509
5.00%, 08/19/34	2,025	1,978,665
5.75%, 11/20/26	3,150	3,209,629
Ross Stores Inc.
0.88%, 04/15/26	—	—
1.88%, 04/15/31	2,315	1,963,657
Starbucks Corp.
2.00%, 03/12/27	3,686	3,531,970
2.25%, 03/12/30	3,655	3,278,759
2.45%, 06/15/26	2,756	2,697,824
2.55%, 11/15/30	6,001	5,379,017
3.00%, 02/14/32	4,795	4,275,576
3.35%, 03/12/50	2,998	1,968,412
3.50%, 03/01/28	2,856	2,794,493
3.50%, 11/15/50	5,005	3,363,063
3.55%, 08/15/29	4,175	4,038,139
3.75%, 12/01/47	2,409	1,736,725

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.00%, 11/15/28	$4,045	$3,992,985
4.30%, 06/15/45	1,351	1,072,381
4.45%, 08/15/49	4,409	3,516,555
4.50%, 11/15/48	5,190	4,205,131
4.80%, 02/15/33	2,285	2,256,261
4.85%, 02/08/27	3,195	3,223,370
4.90%, 02/15/31	2,095	2,122,849
5.00%, 02/15/34	1,925	1,907,047
Target Corp.
1.95%, 01/15/27	6,162	5,965,641
2.35%, 02/15/30	3,856	3,530,477
2.65%, 09/15/30	3,054	2,797,329
2.95%, 01/15/52(b)	5,595	3,504,441
3.38%, 04/15/29	4,868	4,726,954
3.63%, 04/15/46	3,728	2,760,922
3.90%, 11/15/47	3,642	2,805,978
4.00%, 07/01/42	3,181	2,655,096
4.40%, 01/15/33(b)	2,445	2,379,299
4.50%, 09/15/32	4,545	4,479,621
4.50%, 09/15/34	2,515	2,415,621
4.80%, 01/15/53(b)	3,876	3,401,860
5.00%, 04/15/35	1,700	1,685,370
6.35%, 11/01/32	841	922,877
6.50%, 10/15/37	1,978	2,196,192
7.00%, 01/15/38	1,649	1,884,633
TJX Companies Inc. (The)
1.15%, 05/15/28	1,626	1,493,806
1.60%, 05/15/31	455	388,443
2.25%, 09/15/26	5,960	5,818,604
3.88%, 04/15/30	3,410	3,339,925
4.50%, 04/15/50	3,115	2,705,194
Tractor Supply Co.
1.75%, 11/01/30	3,265	2,784,047
5.25%, 05/15/33	1,270	1,274,477
Walmart Inc.
2.38%, 09/24/29	1,482	1,384,918
2.50%, 09/22/41	6,346	4,441,597
2.65%, 09/22/51	7,835	4,851,698
2.95%, 09/24/49	3,418	2,290,469
3.05%, 07/08/26	1,920	1,901,419
3.25%, 07/08/29	3,303	3,218,123
3.63%, 12/15/47	1,945	1,487,100
3.70%, 06/26/28	5,367	5,351,829
3.90%, 04/15/28	4,180	4,188,848
3.95%, 06/28/38	2,920	2,654,537
4.00%, 04/15/30	3,094	3,098,885
4.00%, 04/11/43	1,185	1,002,987
4.05%, 06/29/48	4,545	3,736,530
4.10%, 04/28/27	1,935	1,946,781
4.10%, 04/15/33	4,685	4,570,248
4.15%, 09/09/32	5,340	5,265,949
4.30%, 04/22/44	1,210	1,055,834
4.35%, 04/28/30	2,540	2,570,407
4.50%, 09/09/52	3,630	3,157,920
4.50%, 04/15/53	8,685	7,570,294
4.90%, 04/28/35	3,875	3,924,051
5.00%, 10/25/40	1,465	1,449,560
5.25%, 09/01/35	2,790	2,910,838
5.63%, 04/01/40	1,826	1,943,993
5.63%, 04/15/41	855	895,134
5.88%, 04/05/27(b)	340	353,600
Security	Par (000)	Value
Retail (continued)
6.20%, 04/15/38	$2,104	$2,344,323
6.50%, 08/15/37	6,024	6,869,763
7.55%, 02/15/30	3,060	3,523,676
		748,455,062
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32	3,715	3,534,288
4.32%, 03/24/28	2,315	2,337,388
4.39%, 06/01/52	3,140	2,584,428
Analog Devices Inc.
1.70%, 10/01/28	4,644	4,276,679
2.10%, 10/01/31	3,715	3,205,763
2.80%, 10/01/41	3,545	2,532,824
2.95%, 10/01/51	4,695	2,986,575
3.45%, 06/15/27	3,487	3,451,107
3.50%, 12/05/26	6,023	5,967,679
5.05%, 04/01/34	2,535	2,566,856
5.30%, 12/15/45	1,500	1,424,186
5.30%, 04/01/54	2,470	2,314,029
Applied Materials Inc.
1.75%, 06/01/30	5,895	5,196,356
2.75%, 06/01/50	3,186	1,963,362
3.30%, 04/01/27	6,925	6,832,063
4.35%, 04/01/47	4,757	3,994,266
4.80%, 06/15/29	3,350	3,427,518
5.10%, 10/01/35	3,034	3,093,698
5.85%, 06/15/41	2,829	2,952,148
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	4,809	4,705,133
3.88%, 01/15/27	14,352	14,246,967
Broadcom Inc.
1.95%, 02/15/28(b)(c)	1,720	1,611,055
2.45%, 02/15/31(c)	11,380	10,062,273
2.60%, 02/15/33(c)	7,015	5,902,767
3.14%, 11/15/35(c)	9,925	8,223,273
3.19%, 11/15/36(c)	5,380	4,395,432
3.42%, 04/15/33(c)	11,021	9,813,643
3.46%, 09/15/26	2,865	2,829,757
3.47%, 04/15/34(c)	13,830	12,140,539
3.50%, 02/15/41(c)	13,183	10,187,682
3.75%, 02/15/51(c)	7,961	5,801,547
4.00%, 04/15/29(c)	5,480	5,369,535
4.11%, 09/15/28	1,620	1,606,144
4.15%, 02/15/28	3,365	3,353,027
4.15%, 11/15/30	6,325	6,167,657
4.15%, 04/15/32(c)	5,320	5,050,256
4.30%, 11/15/32	8,044	7,677,159
4.35%, 02/15/30	4,610	4,556,251
4.75%, 04/15/29	3,195	3,222,437
4.80%, 04/15/28	2,515	2,552,633
4.80%, 10/15/34	7,380	7,182,191
4.93%, 05/15/37(c)	20,050	19,212,796
5.00%, 04/15/30	1,570	1,595,097
5.05%, 07/12/27	6,400	6,501,466
5.05%, 07/12/29	5,725	5,839,088
5.05%, 04/15/30	2,785	2,837,867
5.15%, 11/15/31	6,185	6,301,308
5.20%, 04/15/32	3,225	3,281,507
Series ., 4.55%, 02/15/32	3,930	3,852,182

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28	$4,873	$4,422,511
2.00%, 08/12/31	5,460	4,563,961
2.45%, 11/15/29	8,397	7,558,853
2.60%, 05/19/26	5,336	5,221,039
2.80%, 08/12/41	4,750	3,060,844
3.05%, 08/12/51	4,570	2,616,135
3.10%, 02/15/60	4,760	2,545,795
3.15%, 05/11/27	5,148	4,998,908
3.20%, 08/12/61	3,360	1,829,487
3.25%, 11/15/49	8,773	5,348,973
3.73%, 12/08/47	8,835	6,012,406
3.75%, 03/25/27	4,950	4,879,400
3.75%, 08/05/27	5,760	5,658,565
3.90%, 03/25/30	6,859	6,551,048
4.00%, 08/05/29	3,530	3,421,662
4.00%, 12/15/32	4,486	4,083,839
4.10%, 05/19/46	5,592	4,054,344
4.10%, 05/11/47	6,638	4,773,340
4.15%, 08/05/32	4,105	3,783,385
4.25%, 12/15/42	2,117	1,622,948
4.60%, 03/25/40	3,979	3,378,550
4.75%, 03/25/50	8,509	6,667,135
4.80%, 10/01/41	3,205	2,664,585
4.88%, 02/10/28	7,431	7,496,172
4.90%, 07/29/45	4,056	3,335,159
4.90%, 08/05/52	5,220	4,147,987
4.95%, 03/25/60	4,614	3,590,374
5.00%, 02/21/31	2,560	2,561,015
5.05%, 08/05/62	4,246	3,336,173
5.13%, 02/10/30	5,745	5,798,069
5.15%, 02/21/34(b)	3,065	2,986,856
5.20%, 02/10/33(b)	9,685	9,508,923
5.60%, 02/21/54	2,535	2,232,816
5.63%, 02/10/43	4,620	4,248,371
5.70%, 02/10/53	7,390	6,596,281
5.90%, 02/10/63	5,610	5,048,468
KLA Corp.
3.30%, 03/01/50	3,563	2,415,449
4.10%, 03/15/29	4,033	4,005,191
4.65%, 07/15/32	2,825	2,805,752
4.70%, 02/01/34	1,660	1,629,830
4.95%, 07/15/52	6,440	5,764,873
5.00%, 03/15/49	1,809	1,640,990
5.25%, 07/15/62	4,135	3,778,175
Lam Research Corp.
1.90%, 06/15/30	5,200	4,614,193
2.88%, 06/15/50	3,294	2,097,489
3.13%, 06/15/60	3,326	2,027,065
4.00%, 03/15/29	6,636	6,579,414
4.88%, 03/15/49	3,395	3,033,109
Marvell Technology Inc.
2.45%, 04/15/28	4,322	4,069,948
2.95%, 04/15/31	3,470	3,117,247
4.88%, 06/22/28	1,800	1,809,913
5.75%, 02/15/29	1,275	1,318,652
5.95%, 09/15/33	1,755	1,816,592
Microchip Technology Inc.
4.90%, 03/15/28	3,135	3,141,361
5.05%, 03/15/29	3,855	3,862,861
5.05%, 02/15/30	2,435	2,427,159
Security	Par (000)	Value
Semiconductors (continued)
Micron Technology Inc.
2.70%, 04/15/32	$4,587	$3,889,844
3.37%, 11/01/41	2,515	1,787,370
3.48%, 11/01/51	2,350	1,537,534
4.19%, 02/15/27	4,709	4,717,314
4.66%, 02/15/30	4,237	4,171,772
5.30%, 01/15/31	3,565	3,582,577
5.33%, 02/06/29	3,169	3,212,580
5.38%, 04/15/28	3,030	3,096,320
5.80%, 01/15/35	1,190	1,184,567
5.88%, 02/09/33	3,300	3,367,089
5.88%, 09/15/33	4,565	4,673,515
6.05%, 11/01/35	2,100	2,130,781
6.75%, 11/01/29	5,660	6,045,744
NVIDIA Corp.
1.55%, 06/15/28	7,785	7,247,602
2.00%, 06/15/31	7,473	6,592,197
2.85%, 04/01/30	6,642	6,277,790
3.20%, 09/16/26	5,877	5,823,677
3.50%, 04/01/40	5,028	4,168,524
3.50%, 04/01/50	9,252	6,846,659
3.70%, 04/01/60	2,050	1,488,828
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,032	3,101,880
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	6,044	5,211,730
2.65%, 02/15/32	4,531	3,815,822
3.13%, 02/15/42	2,440	1,689,916
3.15%, 05/01/27	3,035	2,954,206
3.25%, 05/11/41	4,780	3,393,488
3.25%, 11/30/51	2,410	1,497,536
3.40%, 05/01/30	4,663	4,322,322
3.88%, 06/18/26	4,435	4,394,988
4.30%, 06/18/29	5,254	5,134,996
4.40%, 06/01/27	1,360	1,358,082
5.00%, 01/15/33	5,000	4,836,053
Qorvo Inc., 4.38%, 10/15/29	4,655	4,452,189
Qualcomm Inc.
1.30%, 05/20/28	5,685	5,237,613
1.65%, 05/20/32	5,873	4,809,633
2.15%, 05/20/30	7,565	6,829,375
3.25%, 05/20/27	9,412	9,260,120
3.25%, 05/20/50	3,544	2,393,294
4.25%, 05/20/32(b)	2,726	2,665,062
4.30%, 05/20/47	6,680	5,500,984
4.50%, 05/20/52	4,575	3,789,008
4.65%, 05/20/35	6,227	6,117,864
4.80%, 05/20/45	6,361	5,700,002
5.40%, 05/20/33	3,295	3,439,631
6.00%, 05/20/53	5,100	5,252,828
Skyworks Solutions Inc.
1.80%, 06/01/26	3,605	3,487,348
3.00%, 06/01/31	2,990	2,572,305
Texas Instruments Inc.
1.13%, 09/15/26	3,135	3,017,247
1.75%, 05/04/30	4,635	4,099,124
1.90%, 09/15/31	3,445	2,979,997
2.25%, 09/04/29	4,643	4,283,637
2.70%, 09/15/51	2,825	1,703,367
2.90%, 11/03/27	3,571	3,480,436
3.65%, 08/16/32	3,890	3,630,211
3.88%, 03/15/39	4,888	4,268,705

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.10%, 08/16/52	$2,141	$1,663,769
4.15%, 05/15/48	7,096	5,781,271
4.60%, 02/08/27	2,485	2,514,202
4.60%, 02/15/28	4,260	4,323,728
4.60%, 02/08/29	1,955	1,984,231
4.85%, 02/08/34	2,075	2,086,169
4.90%, 03/14/33	2,670	2,701,464
5.00%, 03/14/53	3,455	3,134,461
5.05%, 05/18/63	4,300	3,843,661
5.15%, 02/08/54	1,595	1,481,687
TSMC Arizona Corp.
1.75%, 10/25/26	7,780	7,493,769
2.50%, 10/25/31	7,670	6,797,461
3.13%, 10/25/41	6,130	4,638,797
3.25%, 10/25/51	6,500	4,559,621
3.88%, 04/22/27	3,605	3,577,420
4.13%, 04/22/29	1,475	1,462,129
4.25%, 04/22/32	2,395	2,329,077
4.50%, 04/22/52(b)	1,835	1,614,759
Xilinx Inc., 2.38%, 06/01/30	5,436	4,936,253
		762,726,734
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	2,954	2,716,805
3.48%, 12/01/27	3,581	3,476,724
4.20%, 05/01/30	2,455	2,370,665
5.35%, 01/15/30	1,965	2,003,630
5.75%, 01/15/35(b)	2,265	2,308,352
		12,876,176
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	5,431	5,269,509
2.30%, 02/01/30	7,606	7,001,924
4.75%, 01/17/28	240	245,168
4.80%, 04/04/29	2,900	2,978,123
4.85%, 04/04/27	2,990	3,043,127
4.95%, 01/17/30	920	949,057
4.95%, 04/04/34	2,145	2,163,098
5.30%, 01/17/35(b)	460	477,426
AppLovin Corp.
5.13%, 12/01/29	3,855	3,887,033
5.38%, 12/01/31	1,295	1,308,473
5.50%, 12/01/34	3,140	3,135,988
5.95%, 12/01/54	2,160	2,066,312
Atlassian Corp.
5.25%, 05/15/29	2,140	2,175,188
5.50%, 05/15/34	1,850	1,860,835
Autodesk Inc.
2.40%, 12/15/31	5,248	4,537,633
2.85%, 01/15/30	3,632	3,385,923
3.50%, 06/15/27	4,205	4,140,754
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	5,356	4,696,782
2.90%, 12/01/29	4,903	4,547,543
3.40%, 06/27/26	3,472	3,424,240
Cadence Design Systems Inc.
4.20%, 09/10/27	1,375	1,374,194
4.30%, 09/10/29	3,405	3,396,704
4.70%, 09/10/34	2,020	1,976,203
Security	Par (000)	Value
Software (continued)
Concentrix Corp.
6.60%, 08/02/28(b)	$4,630	$4,843,393
6.65%, 08/02/26	4,450	4,535,899
6.85%, 08/02/33(b)	2,825	2,864,029
Electronic Arts Inc.
1.85%, 02/15/31	5,097	4,379,701
2.95%, 02/15/51	3,008	1,872,392
Fidelity National Information Services Inc.
1.65%, 03/01/28	4,249	3,927,412
2.25%, 03/01/31	190	164,542
3.10%, 03/01/41	3,730	2,659,231
3.75%, 05/21/29	1,960	1,894,123
4.50%, 08/15/46	1,762	1,448,747
5.10%, 07/15/32	3,460	3,461,272
Fiserv Inc.
2.25%, 06/01/27	3,935	3,767,060
2.65%, 06/01/30	5,089	4,596,607
3.20%, 07/01/26	8,964	8,843,425
3.50%, 07/01/29	13,765	13,120,504
4.20%, 10/01/28	5,607	5,557,772
4.40%, 07/01/49	9,330	7,331,192
4.75%, 03/15/30	2,810	2,807,029
5.15%, 03/15/27	4,520	4,571,296
5.15%, 08/12/34	4,240	4,168,376
5.35%, 03/15/31	2,900	2,971,207
5.38%, 08/21/28	3,680	3,774,307
5.45%, 03/02/28	4,809	4,924,594
5.45%, 03/15/34	2,980	2,986,345
5.60%, 03/02/33	2,460	2,503,482
5.63%, 08/21/33	4,580	4,663,338
Intuit Inc.
1.35%, 07/15/27	3,629	3,430,519
1.65%, 07/15/30	4,592	4,007,805
5.13%, 09/15/28	4,545	4,699,512
5.20%, 09/15/33	4,445	4,563,935
5.25%, 09/15/26	5,305	5,381,325
5.50%, 09/15/53	2,885	2,822,749
Microsoft Corp.
1.35%, 09/15/30	4,035	3,530,547
2.40%, 08/08/26	16,915	16,606,974
2.50%, 09/15/50	7,293	4,460,009
2.53%, 06/01/50	27,210	16,835,822
2.68%, 06/01/60	15,802	9,350,523
2.92%, 03/17/52	25,951	17,235,521
3.04%, 03/17/62	8,189	5,249,071
3.30%, 02/06/27	15,280	15,155,879
3.40%, 09/15/26	6,430	6,394,431
3.40%, 06/15/27	4,025	4,001,203
3.45%, 08/08/36	8,366	7,468,549
3.50%, 02/12/35	9,126	8,493,838
3.50%, 11/15/42	3,535	2,866,743
3.70%, 08/08/46	5,480	4,428,530
3.75%, 02/12/45	2,805	2,354,585
3.95%, 08/08/56	2,040	1,616,968
4.00%, 02/12/55	2,845	2,291,434
4.10%, 02/06/37	4,601	4,359,989
4.20%, 11/03/35	2,725	2,677,944
4.25%, 02/06/47	2,197	1,964,808
4.45%, 11/03/45	4,906	4,485,809
4.50%, 10/01/40	3,400	3,317,837
4.50%, 06/15/47	2,528	2,269,622

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 02/06/57	$1,910	$1,707,331
5.20%, 06/01/39	2,080	2,171,974
5.30%, 02/08/41(b)	3,045	3,227,630
Oracle Corp.
2.30%, 03/25/28	8,340	7,889,640
2.65%, 07/15/26	13,895	13,602,404
2.80%, 04/01/27	10,412	10,128,196
2.88%, 03/25/31	13,776	12,403,565
2.95%, 04/01/30	13,645	12,614,400
3.25%, 11/15/27	10,382	10,119,306
3.25%, 05/15/30	2,594	2,426,897
3.60%, 04/01/40	12,270	9,546,078
3.60%, 04/01/50	19,063	12,963,172
3.65%, 03/25/41	9,473	7,242,070
3.80%, 11/15/37	7,478	6,247,934
3.85%, 07/15/36	4,842	4,165,452
3.85%, 04/01/60	14,816	9,936,788
3.90%, 05/15/35	5,275	4,673,893
3.95%, 03/25/51	13,462	9,695,687
4.00%, 07/15/46	12,639	9,457,392
4.00%, 11/15/47	9,393	6,962,479
4.10%, 03/25/61	6,791	4,750,767
4.13%, 05/15/45	9,164	7,116,755
4.20%, 09/27/29	5,770	5,686,097
4.30%, 07/08/34	8,037	7,446,195
4.38%, 05/15/55	5,329	4,029,696
4.50%, 05/06/28	2,560	2,572,762
4.50%, 07/08/44	4,568	3,742,768
4.65%, 05/06/30	2,485	2,489,247
4.70%, 09/27/34	10,405	9,889,614
4.80%, 08/03/28	7,050	7,141,824
4.90%, 02/06/33	5,840	5,737,142
5.25%, 02/03/32	5,070	5,139,915
5.38%, 07/15/40	9,119	8,657,346
5.38%, 09/27/54	7,410	6,571,783
5.50%, 08/03/35	8,600	8,636,910
5.50%, 09/27/64	6,645	5,867,250
5.55%, 02/06/53	9,295	8,467,446
6.00%, 08/03/55	8,350	8,114,815
6.13%, 07/08/39	5,338	5,482,728
6.13%, 08/03/65	5,545	5,371,754
6.15%, 11/09/29	5,980	6,350,650
6.25%, 11/09/32	8,207	8,752,952
6.50%, 04/15/38	5,700	6,080,692
6.90%, 11/09/52	10,540	11,330,525
Paychex Inc.
5.10%, 04/15/30	2,390	2,427,447
5.35%, 04/15/32	2,675	2,717,644
5.60%, 04/15/35	520	528,121
Roper Technologies Inc.
1.40%, 09/15/27	4,031	3,757,844
1.75%, 02/15/31	4,678	3,952,867
2.00%, 06/30/30	3,119	2,730,595
2.95%, 09/15/29	3,628	3,391,619
3.80%, 12/15/26	4,802	4,754,342
4.20%, 09/15/28	4,479	4,442,794
4.50%, 10/15/29	2,300	2,289,723
4.75%, 02/15/32	2,590	2,562,363
4.90%, 10/15/34	4,495	4,358,794
Salesforce Inc.
1.50%, 07/15/28	3,800	3,519,758
Security	Par (000)	Value
Software (continued)
1.95%, 07/15/31	$6,202	$5,400,721
2.70%, 07/15/41	4,640	3,270,349
2.90%, 07/15/51	8,710	5,540,705
3.05%, 07/15/61	5,630	3,384,093
3.70%, 04/11/28	9,146	9,099,207
ServiceNow Inc., 1.40%, 09/01/30	8,669	7,435,895
Synopsys Inc.
4.55%, 04/01/27	6,675	6,712,107
4.65%, 04/01/28	3,200	3,237,620
4.85%, 04/01/30	6,475	6,545,961
5.00%, 04/01/32	6,475	6,518,771
5.15%, 04/01/35	3,990	4,002,954
5.70%, 04/01/55	1,770	1,709,186
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,385	4,328,318
4.00%, 04/14/32	3,078	2,881,414
4.95%, 03/28/28	4,435	4,510,906
5.40%, 06/12/29	2,715	2,785,336
5.60%, 06/12/34	2,135	2,170,716
VMware LLC
1.40%, 08/15/26	7,202	6,915,840
1.80%, 08/15/28	3,839	3,510,350
2.20%, 08/15/31	4,603	3,913,792
3.90%, 08/21/27	5,051	4,974,311
4.65%, 05/15/27	3,886	3,889,947
4.70%, 05/15/30	4,205	4,168,599
Workday Inc.
3.50%, 04/01/27	4,700	4,617,067
3.70%, 04/01/29	3,463	3,350,495
3.80%, 04/01/32	5,210	4,817,300
		822,736,785
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	4,785	4,399,295
3.63%, 04/22/29	6,216	6,004,714
4.38%, 07/16/42	4,685	3,934,608
4.38%, 04/22/49	5,206	4,242,610
4.70%, 07/21/32	4,645	4,556,137
6.13%, 11/15/37	1,550	1,631,810
6.13%, 03/30/40	8,342	8,643,720
6.38%, 03/01/35	5,118	5,519,898
AT&T Inc.
1.65%, 02/01/28	9,506	8,872,914
2.25%, 02/01/32	12,626	10,726,861
2.30%, 06/01/27	10,537	10,129,074
2.55%, 12/01/33	16,313	13,468,899
2.75%, 06/01/31	12,486	11,206,085
2.95%, 07/15/26	1,371	1,348,608
3.10%, 02/01/43	2,710	1,903,444
3.30%, 02/01/52	3,790	2,453,573
3.50%, 06/01/41	10,625	8,138,525
3.50%, 09/15/53	32,796	21,989,706
3.50%, 02/01/61	2,905	1,843,920
3.55%, 09/15/55	31,648	21,124,061
3.65%, 06/01/51	11,791	8,252,819
3.65%, 09/15/59	27,427	18,161,851
3.80%, 02/15/27	4,199	4,162,104
3.80%, 12/01/57	25,211	17,392,205
3.85%, 06/01/60	6,440	4,392,826
4.10%, 02/15/28	3,815	3,802,239
4.25%, 03/01/27	5,514	5,508,335

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.30%, 02/15/30	$14,302	$14,188,960
4.30%, 12/15/42	4,703	3,913,587
4.35%, 03/01/29	13,859	13,849,721
4.35%, 06/15/45	3,790	3,055,892
4.50%, 05/15/35	12,039	11,369,269
4.50%, 03/09/48	7,330	5,950,547
4.55%, 03/09/49	4,209	3,409,733
4.65%, 06/01/44	2,094	1,746,694
4.75%, 05/15/46	6,201	5,275,533
4.80%, 06/15/44	1,600	1,378,973
4.85%, 03/01/39	5,147	4,785,395
4.85%, 07/15/45	1,774	1,539,260
4.90%, 08/15/37	3,973	3,748,386
5.15%, 03/15/42	1,090	986,797
5.15%, 11/15/46	3,121	2,791,564
5.15%, 02/15/50	2,147	1,892,443
5.25%, 03/01/37	3,240	3,187,126
5.35%, 09/01/40	1,723	1,648,976
5.40%, 02/15/34	11,975	12,223,398
5.45%, 03/01/47	2,257	2,091,317
5.55%, 08/15/41	2,812	2,710,826
5.65%, 02/15/47	1,712	1,665,912
5.70%, 03/01/57	1,516	1,440,116
6.00%, 08/15/40	2,794	2,806,032
6.30%, 01/15/38	1,675	1,797,082
6.38%, 03/01/41	1,979	2,049,329
6.55%, 02/15/39	1,320	1,429,750
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	2,080	1,448,747
4.30%, 07/29/49	2,745	2,138,051
4.46%, 04/01/48	4,876	3,897,537
5.10%, 05/11/33(b)	4,805	4,753,259
5.20%, 02/15/34(b)	2,325	2,339,488
5.55%, 02/15/54(b)	3,235	3,030,980
Series US-4, 3.65%, 03/17/51	2,629	1,849,282
Series US-5, 2.15%, 02/15/32(b)	3,765	3,151,491
British Telecommunications PLC
5.13%, 12/04/28	5,008	5,126,160
9.63%, 12/15/30	11,701	14,325,007
Cisco Systems Inc.
2.50%, 09/20/26	6,162	6,044,579
4.55%, 02/24/28	4,435	4,505,747
4.75%, 02/24/30	4,470	4,573,579
4.80%, 02/26/27	7,175	7,288,079
4.85%, 02/26/29	9,716	9,963,770
4.95%, 02/26/31	6,405	6,589,902
4.95%, 02/24/32	4,250	4,332,253
5.05%, 02/26/34	8,600	8,707,168
5.10%, 02/24/35	5,110	5,176,024
5.30%, 02/26/54	7,075	6,751,886
5.35%, 02/26/64	4,715	4,469,044
5.50%, 01/15/40	8,566	8,738,501
5.50%, 02/24/55	3,490	3,430,556
5.90%, 02/15/39	9,795	10,424,085
Corning Inc.
3.90%, 11/15/49	2,013	1,475,162
4.38%, 11/15/57	4,002	3,096,089
4.70%, 03/15/37	1,377	1,299,330
4.75%, 03/15/42	2,380	2,098,628
5.35%, 11/15/48	2,334	2,146,987
5.45%, 11/15/79	4,553	3,909,490
Security	Par (000)	Value
Telecommunications (continued)
5.75%, 08/15/40	$1,987	$1,989,632
5.85%, 11/15/68	1,807	1,692,102
Deutsche Telekom International Finance BV
8.75%, 06/15/30	15,725	18,513,622
9.25%, 06/01/32	4,182	5,177,921
Juniper Networks Inc.
2.00%, 12/10/30	2,961	2,538,281
3.75%, 08/15/29	2,831	2,733,621
5.95%, 03/15/41	2,219	2,185,558
Koninklijke KPN NV, 8.38%, 10/01/30	1,662	1,939,798
Motorola Solutions Inc.
2.30%, 11/15/30	3,401	2,996,998
2.75%, 05/24/31	4,490	3,991,733
4.60%, 02/23/28	4,270	4,290,320
4.60%, 05/23/29	4,571	4,566,614
5.00%, 04/15/29	2,405	2,443,682
5.40%, 04/15/34	3,540	3,577,098
5.50%, 09/01/44	1,738	1,674,828
5.60%, 06/01/32	3,140	3,243,104
Nokia OYJ
4.38%, 06/12/27	3,038	2,997,736
6.63%, 05/15/39	2,721	2,731,420
Orange SA
5.38%, 01/13/42	3,829	3,687,909
5.50%, 02/06/44	3,444	3,358,333
9.00%, 03/01/31	11,915	14,481,127
Rogers Communications Inc.
2.90%, 11/15/26	4,062	3,961,524
3.20%, 03/15/27	4,190	4,098,069
3.70%, 11/15/49	4,718	3,310,942
3.80%, 03/15/32	5,035	4,604,249
4.30%, 02/15/48	3,402	2,626,730
4.35%, 05/01/49	5,663	4,388,289
4.50%, 03/15/42	3,485	2,916,449
4.50%, 03/15/43	2,603	2,155,494
4.55%, 03/15/52	6,780	5,343,976
5.00%, 02/15/29	4,956	4,997,914
5.00%, 03/15/44	4,543	3,960,679
5.30%, 02/15/34	5,375	5,302,573
5.45%, 10/01/43	2,743	2,525,643
7.50%, 08/15/38	2,471	2,821,284
Sprint Capital Corp.
6.88%, 11/15/28	3,240	3,464,986
8.75%, 03/15/32	9,100	10,925,944
Telefonica Emisiones SA
4.10%, 03/08/27	5,484	5,450,543
4.67%, 03/06/38	2,526	2,282,011
4.90%, 03/06/48	5,168	4,326,738
5.21%, 03/08/47	10,565	9,231,109
5.52%, 03/01/49	5,247	4,770,033
7.05%, 06/20/36	8,749	9,692,320
Telefonica Europe BV, 8.25%, 09/15/30	6,648	7,636,472
TELUS Corp.
2.80%, 02/16/27	3,750	3,645,769
3.40%, 05/13/32	5,235	4,672,318
3.70%, 09/15/27(b)	3,178	3,133,949
4.30%, 06/15/49	2,017	1,533,217
4.60%, 11/16/48	3,027	2,416,312
T-Mobile USA Inc.
2.05%, 02/15/28	9,275	8,721,300
2.25%, 11/15/31	6,419	5,511,050

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.40%, 03/15/29	$3,198	$2,954,963
2.55%, 02/15/31	12,944	11,473,819
2.63%, 02/15/29	4,865	4,533,656
2.70%, 03/15/32	5,110	4,437,019
2.88%, 02/15/31	6,840	6,163,014
3.00%, 02/15/41	10,221	7,316,232
3.30%, 02/15/51	13,164	8,656,035
3.38%, 04/15/29	7,795	7,432,895
3.40%, 10/15/52	12,650	8,386,924
3.50%, 04/15/31	12,815	11,910,376
3.60%, 11/15/60	7,873	5,151,481
3.75%, 04/15/27	16,382	16,206,892
3.88%, 04/15/30	28,582	27,589,419
4.20%, 10/01/29	3,935	3,887,105
4.38%, 04/15/40	9,070	7,921,344
4.50%, 04/15/50	12,217	9,908,223
4.70%, 01/15/35	5,490	5,268,062
4.75%, 02/01/28	8,250	8,255,982
4.80%, 07/15/28	5,075	5,126,258
4.85%, 01/15/29	4,625	4,673,842
4.95%, 03/15/28	5,555	5,640,247
5.05%, 07/15/33	11,772	11,695,115
5.13%, 05/15/32	1,960	1,982,398
5.15%, 04/15/34	4,000	4,003,942
5.20%, 01/15/33	3,595	3,612,948
5.25%, 06/15/55	4,350	3,903,255
5.30%, 05/15/35	7,100	7,129,309
5.38%, 04/15/27	195	195,067
5.50%, 01/15/55	2,770	2,578,521
5.65%, 01/15/53	7,835	7,491,650
5.75%, 01/15/34	5,705	5,931,508
5.75%, 01/15/54	5,205	5,026,180
5.80%, 09/15/62	2,755	2,649,744
5.88%, 11/15/55	4,225	4,169,101
6.00%, 06/15/54	3,090	3,087,290
Verizon Communications Inc.
1.50%, 09/18/30	5,427	4,649,842
1.68%, 10/30/30	6,638	5,699,469
1.75%, 01/20/31	10,990	9,392,521
2.10%, 03/22/28	13,405	12,653,582
2.36%, 03/15/32	20,852	17,790,920
2.55%, 03/21/31	13,621	12,128,156
2.65%, 11/20/40	13,403	9,436,575
2.85%, 09/03/41	4,902	3,417,289
2.88%, 11/20/50	12,399	7,595,653
2.99%, 10/30/56	17,239	10,251,813
3.00%, 03/22/27	5,845	5,707,616
3.00%, 11/20/60	8,492	4,930,768
3.15%, 03/22/30	8,849	8,320,532
3.40%, 03/22/41	14,215	10,817,210
3.55%, 03/22/51	19,703	13,891,150
3.70%, 03/22/61	12,465	8,472,242
3.85%, 11/01/42	3,146	2,494,923
3.88%, 02/08/29	7,212	7,093,856
3.88%, 03/01/52	4,180	3,077,338
4.00%, 03/22/50	5,397	4,093,515
4.02%, 12/03/29	15,774	15,483,809
4.13%, 03/16/27	11,123	11,115,640
4.13%, 08/15/46	3,987	3,143,981
4.27%, 01/15/36	2,470	2,266,387
4.33%, 09/21/28	14,831	14,880,578
Security	Par (000)	Value
Telecommunications (continued)
4.40%, 11/01/34	$9,434	$8,890,247
4.50%, 08/10/33	10,172	9,799,554
4.52%, 09/15/48	4,110	3,409,306
4.67%, 03/15/55	3,553	2,974,271
4.75%, 11/01/41	2,668	2,368,350
4.78%, 02/15/35	2,460	2,390,571
4.81%, 03/15/39	5,072	4,727,431
4.86%, 08/21/46	10,144	8,928,900
5.01%, 04/15/49	3,535	3,214,401
5.01%, 08/21/54	3,153	2,788,612
5.05%, 05/09/33	4,345	4,376,552
5.25%, 04/02/35	7,555	7,595,891
5.25%, 03/16/37	7,482	7,391,701
5.50%, 03/16/47	2,506	2,400,606
5.50%, 02/23/54	3,203	3,075,323
5.85%, 09/15/35	2,997	3,126,293
6.40%, 09/15/33	1,630	1,772,653
6.55%, 09/15/43	3,718	4,027,264
7.75%, 12/01/30	3,797	4,365,147
Vodafone Group PLC
4.25%, 09/17/50	8,579	6,503,898
4.88%, 06/19/49	6,693	5,631,480
5.00%, 05/30/38	2,543	2,416,706
5.13%, 06/19/59	2,261	1,910,465
5.25%, 05/30/48	3,745	3,384,305
5.63%, 02/10/53	4,785	4,419,993
5.75%, 06/28/54	7,030	6,639,048
5.75%, 02/10/63	2,275	2,077,501
5.88%, 06/28/64	4,380	4,123,051
6.15%, 02/27/37	3,847	4,067,092
6.25%, 11/30/32	3,103	3,347,788
7.88%, 02/15/30	3,880	4,460,768
		1,286,823,992
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	2,794	2,719,147
3.55%, 11/19/26	4,114	4,043,279
3.90%, 11/19/29	4,234	4,027,144
5.10%, 05/15/44	1,896	1,629,299
6.05%, 05/14/34	1,885	1,915,202
6.35%, 03/15/40	2,664	2,666,848
Mattel Inc., 5.45%, 11/01/41	1,415	1,222,022
		18,222,941
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,149	1,960,946
3.05%, 02/15/51	2,947	1,921,753
3.25%, 06/15/27	5,686	5,614,505
3.30%, 09/15/51	4,530	3,088,407
3.55%, 02/15/50	4,061	2,941,294
3.90%, 08/01/46	3,673	2,880,460
4.05%, 06/15/48	3,594	2,853,516
4.13%, 06/15/47	3,465	2,815,832
4.15%, 04/01/45	4,543	3,746,908
4.15%, 12/15/48	3,400	2,742,771
4.38%, 09/01/42	1,937	1,666,468
4.40%, 03/15/42	2,862	2,485,821
4.45%, 03/15/43	3,770	3,280,798
4.45%, 01/15/53	2,805	2,345,322
4.55%, 09/01/44	3,838	3,353,345

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.70%, 09/01/45	$3,039	$2,706,265
4.90%, 04/01/44	3,684	3,372,054
4.95%, 09/15/41	1,623	1,512,383
5.05%, 03/01/41	2,519	2,374,690
5.15%, 09/01/43	3,355	3,184,171
5.20%, 04/15/54	5,870	5,502,969
5.40%, 06/01/41	2,342	2,294,951
5.50%, 03/15/55	4,980	4,876,310
5.75%, 05/01/40	3,676	3,798,951
6.15%, 05/01/37	2,778	3,004,983
6.20%, 08/15/36	1,715	1,879,901
Canadian National Railway Co.
2.45%, 05/01/50	3,387	1,954,635
3.20%, 08/02/46	2,674	1,874,752
3.65%, 02/03/48	3,009	2,252,435
3.85%, 08/05/32	3,855	3,613,836
4.38%, 09/18/34	2,415	2,290,773
4.40%, 08/05/52	2,640	2,205,788
4.45%, 01/20/49	3,337	2,837,245
5.85%, 11/01/33	1,465	1,548,336
6.13%, 11/01/53	880	943,320
6.20%, 06/01/36	2,060	2,217,133
6.25%, 08/01/34	3,050	3,327,853
6.38%, 11/15/37	2,182	2,412,819
6.90%, 07/15/28	3,625	3,917,682
Canadian Pacific Railway Co.
1.75%, 12/02/26	4,190	4,028,866
2.05%, 03/05/30	3,021	2,695,535
2.45%, 12/02/31	4,725	4,107,776
2.88%, 11/15/29	2,858	2,673,839
3.00%, 12/02/41	4,682	3,361,392
3.10%, 12/02/51	7,872	5,089,259
3.50%, 05/01/50	2,630	1,837,759
4.00%, 06/01/28	3,325	3,301,816
4.20%, 11/15/69	1,937	1,398,865
4.30%, 05/15/43	2,226	1,870,592
4.70%, 05/01/48	2,375	2,051,466
4.80%, 03/30/30	2,675	2,704,174
4.80%, 09/15/35	1,728	1,668,775
4.80%, 08/01/45	2,507	2,224,364
4.95%, 08/15/45	2,272	2,051,023
5.20%, 03/30/35	2,675	2,687,626
5.95%, 05/15/37	1,733	1,809,888
6.13%	3,894	3,818,768
7.13%, 10/15/31	1,848	2,069,907
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,450	4,413,952
CSX Corp.
2.40%, 02/15/30	2,918	2,666,874
2.50%, 05/15/51	2,366	1,358,604
2.60%, 11/01/26	6,623	6,463,658
3.25%, 06/01/27	6,226	6,111,904
3.35%, 09/15/49	2,874	2,001,665
3.80%, 03/01/28	4,011	3,976,946
3.80%, 11/01/46	3,654	2,806,712
3.80%, 04/15/50	2,416	1,814,426
3.95%, 05/01/50	2,821	2,182,652
4.10%, 11/15/32	3,551	3,405,931
4.10%, 03/15/44	3,668	3,015,669
4.25%, 03/15/29	5,420	5,407,792
4.25%, 11/01/66	2,733	2,066,626
Security	Par (000)	Value
Transportation (continued)
4.30%, 03/01/48	$3,870	$3,166,346
4.40%, 03/01/43	1,435	1,235,880
4.50%, 03/15/49	1,791	1,515,508
4.50%, 11/15/52	3,616	3,018,447
4.50%, 08/01/54	1,444	1,198,089
4.65%, 03/01/68	2,110	1,709,742
4.75%, 05/30/42	2,615	2,358,112
4.75%, 11/15/48	3,036	2,667,328
4.90%, 03/15/55	750	665,991
5.05%, 06/15/35	2,675	2,663,924
5.20%, 11/15/33	3,310	3,387,905
5.50%, 04/15/41	2,314	2,272,444
6.00%, 10/01/36	2,267	2,411,199
6.15%, 05/01/37	2,930	3,141,616
6.22%, 04/30/40	2,958	3,148,736
FedEx Corp.
2.40%, 05/15/31(b)	3,400	2,972,658
3.10%, 08/05/29	5,179	4,874,568
3.25%, 04/01/26	—	—
4.05%, 02/15/48	2,775	1,945,424
4.25%, 05/15/30	2,940	2,883,897
4.75%, 11/15/45	5,847	4,720,183
4.90%, 01/15/34(c)	400	382,989
4.95%, 10/17/48(b)	3,116	2,529,650
5.25%, 05/15/50(b)	3,761	3,222,712
5.25%, 05/15/50(c)	400	342,609
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,592	4,718,379
Kirby Corp., 4.20%, 03/01/28	3,117	3,068,855
Norfolk Southern Corp.
2.30%, 05/15/31	3,020	2,653,337
2.55%, 11/01/29	2,556	2,357,048
2.90%, 06/15/26	4,783	4,709,152
2.90%, 08/25/51	2,968	1,834,729
3.00%, 03/15/32	3,250	2,911,404
3.05%, 05/15/50	3,037	1,955,406
3.15%, 06/01/27	1,969	1,925,150
3.16%, 05/15/55	3,596	2,272,681
3.40%, 11/01/49	1,894	1,309,390
3.70%, 03/15/53	2,306	1,646,420
3.80%, 08/01/28	3,249	3,207,945
3.94%, 11/01/47	3,319	2,570,548
3.95%, 10/01/42	2,742	2,212,375
4.05%, 08/15/52	1,674	1,280,397
4.10%, 05/15/49	1,980	1,544,941
4.10%, 05/15/2121	2,545	1,736,259
4.15%, 02/28/48	3,425	2,716,236
4.45%, 03/01/33	2,734	2,643,581
4.45%, 06/15/45	2,552	2,159,986
4.55%, 06/01/53	2,835	2,355,346
4.65%, 01/15/46	2,349	2,029,610
4.84%, 10/01/41	2,667	2,416,563
5.05%, 08/01/30	3,305	3,394,612
5.10%, 05/01/35	2,190	2,198,437
5.10%, 12/31/49	1,595	1,352,682
5.35%, 08/01/54(b)	3,855	3,627,773
5.55%, 03/15/34	2,357	2,450,780
5.95%, 03/15/64	2,647	2,673,516
7.80%, 05/15/27	3,042	3,250,804
Ryder System Inc.
1.75%, 09/01/26	2,685	2,586,290

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.85%, 03/01/27	$2,739	$2,655,877
2.90%, 12/01/26	2,760	2,689,559
4.30%, 06/15/27	2,140	2,127,114
4.85%, 06/15/30	1,795	1,799,735
4.90%, 12/01/29	1,085	1,088,842
4.95%, 09/01/29	1,270	1,279,760
5.00%, 03/15/30	970	977,890
5.25%, 06/01/28	2,922	2,985,547
5.30%, 03/15/27	1,983	2,009,594
5.38%, 03/15/29	2,525	2,587,136
5.50%, 06/01/29	1,735	1,781,238
5.65%, 03/01/28	3,231	3,326,856
6.30%, 12/01/28	2,240	2,360,075
6.60%, 12/01/33	2,865	3,097,932
Union Pacific Corp.
2.15%, 02/05/27	3,353	3,241,004
2.38%, 05/20/31	4,230	3,777,578
2.40%, 02/05/30	4,490	4,112,739
2.80%, 02/14/32	6,282	5,615,883
2.89%, 04/06/36	3,482	2,852,839
2.95%, 03/10/52	3,810	2,401,400
2.97%, 09/16/62	4,120	2,364,116
3.00%, 04/15/27	4,025	3,942,086
3.20%, 05/20/41	4,375	3,290,254
3.25%, 02/05/50	7,566	5,154,995
3.35%, 08/15/46	1,541	1,100,785
3.38%, 02/01/35	2,356	2,077,543
3.38%, 02/14/42	2,400	1,830,018
3.50%, 02/14/53	5,545	3,895,599
3.55%, 08/15/39	2,565	2,119,911
3.55%, 05/20/61	3,179	2,097,415
3.60%, 09/15/37	2,651	2,277,847
3.70%, 03/01/29	4,983	4,888,186
3.75%, 02/05/70	3,090	2,061,283
3.80%, 10/01/51	4,453	3,324,277
3.80%, 04/06/71	3,715	2,506,470
3.84%, 03/20/60	7,471	5,304,270
3.85%, 02/14/72	2,135	1,452,750
3.88%, 02/01/55	2,000	1,474,787
3.95%, 09/10/28	5,849	5,819,149
3.95%, 08/15/59	2,526	1,833,738
4.00%, 04/15/47	2,334	1,841,436
4.05%, 11/15/45	1,801	1,447,788
4.05%, 03/01/46	2,465	1,987,867
4.10%, 09/15/67	2,481	1,810,258
4.30%, 03/01/49	3,006	2,466,388
4.50%, 01/20/33	4,855	4,785,193
4.50%, 09/10/48	1,718	1,455,238
4.95%, 09/09/52	355	322,559
4.95%, 05/15/53	2,390	2,156,876
5.10%, 02/20/35	3,245	3,268,198
5.15%, 01/20/63	1,943	1,725,479
5.60%, 12/01/54	3,175	3,123,411
6.63%, 02/01/29	3,495	3,788,442
United Parcel Service Inc.
2.40%, 11/15/26	3,877	3,781,655
2.50%, 09/01/29	2,905	2,700,078
3.05%, 11/15/27	7,341	7,166,046
3.40%, 03/15/29	4,361	4,233,506
3.40%, 11/15/46	1,641	1,163,600
3.40%, 09/01/49	3,316	2,283,332
Security	Par (000)	Value
Transportation (continued)
3.63%, 10/01/42	$2,720	$2,088,485
3.75%, 11/15/47	4,537	3,392,893
4.25%, 03/15/49	3,348	2,675,443
4.45%, 04/01/30	2,902	2,922,937
4.88%, 03/03/33	4,325	4,345,166
4.88%, 11/15/40	3,223	3,006,714
5.05%, 03/03/53	4,680	4,191,923
5.15%, 05/22/34	3,965	4,020,180
5.20%, 04/01/40	2,779	2,691,811
5.30%, 04/01/50	5,287	4,931,908
5.50%, 05/22/54	4,325	4,118,812
5.60%, 05/22/64	2,860	2,712,346
6.20%, 01/15/38	6,877	7,391,101
Walmart Inc.
1.05%, 09/17/26	7,340	7,077,205
1.50%, 09/22/28	6,168	5,705,163
1.80%, 09/22/31	8,707	7,559,371
3.95%, 09/09/27	4,025	4,036,188
		582,913,144
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	1,821	1,532,511
3.10%, 06/01/51	1,775	1,084,807
3.25%, 09/15/26	2,856	2,802,667
3.50%, 03/15/28	1,842	1,789,627
3.50%, 06/01/32	2,483	2,229,060
3.85%, 03/30/27	2,682	2,644,355
4.00%, 06/30/30	2,190	2,106,989
4.55%, 11/07/28	1,773	1,771,276
4.70%, 04/01/29	2,622	2,622,006
4.90%, 03/15/33	2,615	2,549,770
5.20%, 03/15/44	1,147	1,025,189
5.40%, 03/15/27	885	897,499
5.45%, 09/15/33	2,375	2,376,266
5.50%, 06/15/35	1,175	1,164,441
6.05%, 03/15/34	2,632	2,741,006
6.05%, 06/05/54	1,455	1,410,081
6.90%, 05/01/34	2,075	2,279,512
		33,027,062
Unknown BI — 0.0%
International Bank for Reconstruction & Development, 4.00%, 05/06/32	1,620	1,616,822
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,100,000
Tyco Electronics Group SA, 5.00%, 05/09/35	1,100	1,087,545
		4,804,367
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	1,714	1,638,956
3.38%, 01/20/27	1,682	1,615,200
		3,254,156
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,340,769
2.80%, 05/01/30	3,249	2,992,005
2.95%, 09/01/27	2,530	2,458,747
3.25%, 06/01/51	3,471	2,288,726
3.45%, 06/01/29	3,926	3,784,448
3.45%, 05/01/50	3,599	2,495,814
3.75%, 09/01/28	2,417	2,376,720
3.75%, 09/01/47	4,495	3,349,622

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
4.00%, 12/01/46	$2,175	$1,696,120
4.15%, 06/01/49	3,406	2,696,488
4.20%, 09/01/48	2,192	1,752,750
4.30%, 12/01/42	1,529	1,284,749
4.30%, 09/01/45	2,421	2,006,837
4.45%, 06/01/32	3,015	2,934,951
5.15%, 03/01/34	1,925	1,936,345
5.25%, 03/01/35	3,725	3,747,414
5.45%, 03/01/54	2,460	2,344,530
6.59%, 10/15/37	1,180	1,300,258
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,464,170
2.70%, 04/15/30	2,611	2,376,752
3.35%, 04/15/50	3,404	2,219,967
3.57%, 05/01/29	1,517	1,451,337
4.28%, 05/01/49	3,455	2,659,999
4.80%, 08/15/27	1,625	1,636,629
5.30%, 05/01/52	2,720	2,423,869
5.38%, 01/15/34	1,075	1,077,914
United Utilities PLC, 6.88%, 08/15/28	1,071	1,143,229
		61,241,159
Total Corporate Bonds & Notes — 24.5% (Cost: $32,754,665,554)		30,464,295,313
Foreign Government Obligations(g)
Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	5,540	5,365,527
3.75%, 04/26/28(b)	1,190	1,194,483
4.00%, 03/18/30	9,110	9,203,130
4.63%, 04/30/29	1,590	1,644,348
Export Development Canada
3.00%, 05/25/27(b)	985	970,241
3.75%, 09/07/27	320	320,662
3.88%, 02/14/28	835	839,571
4.13%, 02/13/29(b)	15,500	15,714,483
4.38%, 06/29/26	650	653,965
4.75%, 06/05/34	4,120	4,275,347
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,160	1,365,481
Series HK, 9.38%, 04/15/30	1,595	1,957,707
Province of Alberta Canada
1.30%, 07/22/30	6,207	5,418,445
3.30%, 03/15/28	4,920	4,855,070
4.50%, 06/26/29(b)	7,820	8,009,194
4.50%, 01/24/34	230	229,305
Province of British Columbia Canada
0.90%, 07/20/26	2,180	2,103,165
1.30%, 01/29/31(b)	4,405	3,786,063
2.25%, 06/02/26	6,785	6,665,052
4.20%, 07/06/33	12,445	12,196,495
4.75%, 06/12/34(b)	11,050	11,181,708
4.80%, 11/15/28	8,830	9,108,576
4.90%, 04/24/29	10,460	10,847,716
7.25%, 09/01/36	388	472,144
Province of Manitoba Canada
1.50%, 10/25/28(b)	380	351,338
2.13%, 06/22/26	585	573,273
4.30%, 07/27/33	75	73,904
Security	Par (000)	Value
Canada (continued)
4.90%, 05/31/34	$7,160	$7,332,337
Province of New Brunswick Canada, 3.63%, 02/24/28	1,951	1,935,914
Province of Ontario Canada
1.05%, 05/21/27	1,525	1,442,515
1.13%, 10/07/30	6,722	5,779,854
1.60%, 02/25/31	6,735	5,880,642
1.80%, 10/14/31	3,965	3,426,004
2.00%, 10/02/29	5,155	4,752,794
2.13%, 01/21/32	6,195	5,434,820
2.30%, 06/15/26	7,235	7,108,311
3.10%, 05/19/27(b)	6,635	6,537,739
3.70%, 09/17/29(b)	10,000	9,896,505
4.20%, 01/18/29(b)	10,300	10,417,041
4.70%, 01/15/30	1,295	1,334,748
5.05%, 04/24/34	8,440	8,746,080
Province of Quebec Canada
1.35%, 05/28/30	6,873	6,041,633
1.90%, 04/21/31	2,135	1,890,770
2.50%, 04/20/26	0	—
2.75%, 04/12/27	6,292	6,164,662
3.63%, 04/13/28(b)	8,335	8,294,233
4.25%, 09/05/34	10,120	9,868,738
4.50%, 04/03/29	17,030	17,411,655
4.50%, 09/08/33	485	484,635
Series PD, 7.50%, 09/15/29	7,092	8,086,252
Province of Saskatchewan Canada
3.25%, 06/08/27	30	29,634
4.65%, 01/28/30	1,795	1,846,814
		259,520,723
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	10,087	8,955,567
2.55%, 01/27/32	10,006	8,680,848
2.55%, 07/27/33	12,368	10,361,568
2.75%, 01/31/27	5,279	5,129,915
3.10%, 05/07/41	13,001	9,594,890
3.10%, 01/22/61	8,665	5,129,999
3.24%, 02/06/28	10,030	9,719,329
3.25%, 09/21/71(b)	4,493	2,677,793
3.50%, 01/31/34	7,288	6,517,500
3.50%, 01/25/50	11,085	7,748,181
3.63%, 10/30/42	430	331,759
3.86%, 06/21/47	5,248	3,975,575
4.00%, 01/31/52	3,658	2,754,479
4.34%, 03/07/42	5,481	4,701,667
4.85%, 01/22/29	8,540	8,656,424
4.95%, 01/05/36	7,669	7,496,972
5.33%, 01/05/54(b)	4,507	4,181,692
5.65%, 01/13/37	2,750	2,815,725
		109,429,883
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(f)	4,500	3,915,704
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	6,967	7,696,044

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31(b)	$1,515	$1,288,140
2.15%, 07/28/31	6,755	5,787,549
2.85%, 02/14/30	7,141	6,587,480
3.05%, 03/12/51	4,865	3,133,524
3.20%, 09/23/61	2,875	1,764,053
3.35%, 03/12/71	3,640	2,244,009
3.40%, 09/18/29	4,280	4,093,206
3.50%, 01/11/28	5,187	5,080,235
3.50%, 02/14/50	3,676	2,598,235
3.55%, 03/31/32	4,605	4,228,139
3.70%, 10/30/49	4,571	3,333,227
3.85%, 10/15/30	9,161	8,767,906
4.10%, 04/24/28	6,305	6,287,194
4.15%, 09/20/27	5,370	5,349,398
4.20%, 10/15/50	7,640	6,090,984
4.30%, 03/31/52	3,390	2,724,302
4.35%, 01/11/48	7,715	6,335,017
4.40%, 03/10/29	1,900	1,894,505
4.45%, 04/15/70	4,295	3,380,090
4.55%, 01/11/28	2,835	2,845,888
4.65%, 09/20/32	7,385	7,216,596
4.70%, 02/10/34(b)	4,080	3,961,942
4.75%, 02/11/29	5,033	5,079,194
4.75%, 09/10/34	5,850	5,679,527
4.85%, 01/11/33	7,015	6,930,557
5.10%, 02/10/54	2,700	2,458,468
5.15%, 09/10/54(b)	2,610	2,408,571
5.25%, 01/15/30	220	225,069
5.35%, 02/11/49(b)	4,450	4,260,226
5.45%, 09/20/52	2,295	2,194,281
5.60%, 01/15/35	4,400	4,534,984
5.65%, 01/11/53	3,350	3,275,513
		132,038,009
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	11,070	9,821,797
3.25%, 01/17/28(b)	4,035	3,874,750
3.88%, 07/03/50	9,090	6,271,282
4.13%, 01/17/48	2,670	2,019,645
4.50%, 01/17/33	8,620	8,058,693
4.50%, 01/30/43	5,983	4,987,015
4.50%, (b)	4,433	3,054,030
5.38%, 03/12/29	330	335,303
5.50%, 03/12/34	14,450	14,320,479
5.63%, 02/19/35	10,000	9,940,701
5.75%, 03/12/54	7,155	6,418,353
State of Israel
2.50%, 01/15/30	2,930	2,616,008
3.38%, 01/15/50	7,243	4,600,673
		76,318,729
Italy — 0.0%
Republic of Italy Government International Bond
2.88%, 10/17/29	8,130	7,627,665
3.88%, 05/06/51	9,605	6,630,803
4.00%, 10/17/49	10,795	7,797,613
5.38%, 06/15/33	7,902	8,216,447
		30,272,528
Security	Par (000)	Value
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	$6,885	$5,901,911
1.88%, 07/21/26	5,780	5,639,610
1.88%, 04/15/31	14,163	12,524,846
2.00%, 10/17/29	4,937	4,539,547
2.13%, 02/16/29	4,585	4,297,134
2.25%, 11/04/26	7,489	7,308,009
2.75%, 11/16/27	5,745	5,594,811
2.88%, 06/01/27	5,353	5,240,479
2.88%, 07/21/27	4,457	4,365,252
3.25%, 07/20/28	4,200	4,127,149
3.50%, 10/31/28	3,815	3,772,816
4.38%, 10/05/27	900	911,623
4.38%, 01/24/31	1,600	1,624,729
4.63%, 07/22/27	10	10,164
4.63%, 07/19/28	1,830	1,873,584
4.63%, 04/17/34	4,220	4,288,149
4.88%, 10/18/28	1,170	1,209,969
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,745	2,349,403
2.13%, 10/20/26	1,134	1,103,879
2.75%, 04/27/27	1,610	1,571,686
3.25%, 05/25/27	1,840	1,811,034
3.38%, 06/12/28	745	733,078
4.00%, 05/23/28	370	371,217
4.75%, 05/21/29	950	977,602
		82,147,681
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31	14,682	12,478,664
3.25%, 04/16/30	10,650	9,693,913
3.50%, 02/12/34	12,903	10,557,859
3.75%, 01/11/28	9,805	9,569,154
3.77%, 05/24/61	13,291	7,525,969
4.15%, 03/28/27	13,017	12,900,486
4.28%, 08/14/41	12,551	9,338,595
4.35%, 01/15/47	4,972	3,440,512
4.40%, 02/12/52	7,697	5,158,187
4.50%, 04/22/29	14,685	14,371,383
4.50%, 01/31/50	9,701	6,763,754
4.60%, 01/23/46	11,914	8,621,991
4.60%, 02/10/48	8,766	6,236,386
4.75%, 04/27/32	12,997	12,165,936
4.75%, 03/08/44	17,083	12,923,947
4.88%, 05/19/33	10,198	9,378,260
5.00%, 05/07/29	2,639	2,630,993
5.00%, 04/27/51	12,239	9,089,386
5.40%, 02/09/28	4,037	4,104,103
5.55%, 01/21/45(b)	13,560	11,698,618
5.75%,	11,661	8,802,585
6.00%, 05/13/30	8,520	8,757,526
6.00%, 05/07/36	6,438	6,153,944
6.05%, 01/11/40	12,533	11,675,942
6.34%, 05/04/53	12,506	10,973,839
6.35%, 02/09/35	11,745	11,672,625
6.40%, 05/07/54	5,010	4,422,029
6.75%, 09/27/34	9,647	10,002,944
6.88%, 05/13/37	15,930	16,133,453
7.38%, 05/13/55	10,020	9,922,825
7.50%, 04/08/33	6,522	7,133,830
8.30%, 08/15/31	7,256	8,481,083

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
11.50%, 05/15/26	$783	$843,782
		293,624,503
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	13,010	9,540,623
3.16%, 01/23/30	7,173	6,291,874
3.30%, 01/19/33	6,550	5,141,058
3.87%, 07/23/60	12,958	7,018,164
3.88%, 03/17/28	5,682	5,437,199
4.30%, 04/29/53	6,834	4,169,232
4.50%, 05/15/47	4,421	2,902,178
4.50%, 04/16/50	10,254	6,566,764
4.50%, 04/01/56	10,600	6,480,775
4.50%, 01/19/63(b)	6,515	3,965,993
6.40%, 02/14/35	10,310	9,754,494
6.70%, 01/26/36	9,816	9,465,080
6.85%, 03/28/54	5,245	4,528,233
6.88%, 01/31/36	3,177	3,074,596
7.50%, 03/01/31	4,980	5,189,503
7.88%, 03/01/57	1,637	1,586,165
8.00%, 03/01/38	5,160	5,361,552
8.88%, 09/30/27	5,926	6,416,191
9.38%, 04/01/29	5,872	6,549,936
		109,439,610
Peru — 0.1%
Peru Government International Bond
1.86%, 12/01/32	5,645	4,453,621
2.78%, 01/23/31	15,269	13,547,385
2.78%, 12/01/60	8,478	4,511,741
2.84%, 06/20/30	3,585	3,251,396
3.00%, 01/15/34	10,830	9,044,879
3.23%,	4,383	2,329,888
3.30%, 03/11/41	4,746	3,458,867
3.55%, 03/10/51	6,688	4,522,126
3.60%, 01/15/72	4,375	2,671,053
4.13%, 08/25/27(b)	3,198	3,190,552
5.38%, 02/08/35	5,915	5,832,974
5.63%, 11/18/50	9,810	9,193,099
5.88%, 08/08/54	6,870	6,524,775
6.55%, 03/14/37	4,971	5,281,030
8.75%, 11/21/33	10,030	12,198,044
		90,011,430
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27(b)	765	825,248
Philippines Government International Bond
1.65%, 06/10/31	7,911	6,666,704
1.95%, 01/06/32	2,290	1,924,569
2.46%, 05/05/30	7,024	6,402,891
2.65%, 12/10/45	6,640	4,251,340
2.95%, 05/05/45	5,892	3,993,664
3.00%, 02/01/28	9,941	9,601,130
3.20%, 07/06/46	9,563	6,664,874
3.23%, 03/29/27	3,995	3,909,702
3.56%, 09/29/32	4,688	4,289,646
3.70%, 03/01/41	8,369	6,705,358
3.70%, 02/02/42	8,509	6,736,550
3.75%, 01/14/29	7,451	7,280,739
3.95%, 01/20/40	9,150	7,778,304
4.20%, 03/29/47	4,285	3,478,472
Security	Par (000)	Value
Philippines (continued)
4.38%, 03/05/30(b)	$2,438	$2,432,415
4.63%, 07/17/28(b)	2,175	2,193,636
4.75%, 03/05/35	4,680	4,554,473
5.00%, 07/17/33	6,605	6,603,452
5.00%, 01/13/37	5,825	5,714,156
5.17%, 10/13/27	3,064	3,118,602
5.18%, 09/05/49	2,730	2,499,041
5.25%, 05/14/34	5,305	5,379,423
5.50%, 02/04/35	5,780	5,957,360
5.50%, 01/17/48	5,465	5,279,852
5.60%, 05/14/49	2,815	2,726,137
5.61%, 04/13/33	4,545	4,721,461
5.90%, 02/04/50	1,210	1,222,972
5.95%, 10/13/47	3,000	3,070,618
6.38%, 01/15/32	5,862	6,340,361
6.38%, 10/23/34	8,346	9,110,396
7.75%, 01/14/31	7,353	8,519,015
9.50%, 02/02/30	5,534	6,695,154
		166,647,715
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	0	—
4.63%, 03/18/29	4,430	4,479,757
4.88%, 02/12/30	12,370	12,579,416
4.88%, 10/04/33	13,650	13,519,966
5.13%, 09/18/34	13,604	13,570,771
5.38%, 02/12/35	12,420	12,573,144
5.50%, 11/16/27	8,276	8,523,691
5.50%, 04/04/53	12,665	11,821,803
5.50%, 03/18/54	9,680	9,016,836
5.75%, 11/16/32	9,100	9,578,623
		95,664,007
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	2,295	2,184,821
1.25%, 09/21/30	3,525	3,011,100
1.38%, 02/09/31(b)	1,710	1,455,683
1.63%, 01/18/27	2,805	2,689,199
2.13%, 01/18/32(b)	3,025	2,572,793
2.38%, 04/21/27	3,070	2,968,468
2.50%, 06/29/41	5,308	3,698,076
2.63%, 05/26/26	4,002	3,934,857
3.25%, 08/12/26	2,950	2,915,516
4.00%, 09/11/27	1,430	1,426,161
4.00%, 09/11/29(b)	2,825	2,796,947
4.13%, 10/17/27	280	280,151
4.25%, 09/15/27	1,967	1,971,668
4.50%, 01/11/29	1,270	1,280,725
4.50%, 09/15/32	3,140	3,087,614
4.63%, 01/11/27	2,185	2,203,306
4.63%, 01/14/28	285	288,651
4.63%, 01/11/34(b)	3,288	3,242,576
4.88%, 01/14/30	590	604,999
5.00%, 01/11/28	3,225	3,295,349
5.13%, 09/18/28	1,860	1,916,705
5.13%, 01/11/33(b)	5,070	5,183,807
5.13%, 09/18/33	2,610	2,669,545
5.25%, 01/14/35	2,360	2,440,237

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Development Bank (The)
1.38%, 04/25/27	$3,033	$2,876,099
4.13%, 10/16/27(b)	660	660,122
4.25%, 09/08/32	5,700	5,522,404
4.38%, 02/15/28	4,015	4,042,098
4.38%, 02/15/33	7,703	7,513,978
4.50%, 02/15/29(b)	3,460	3,496,120
4.63%, 02/15/27	1,005	1,014,136
4.63%, 02/03/28	690	699,116
4.88%, 02/03/30	345	353,550
5.38%, 10/23/26	1,195	1,216,662
5.38%, 10/23/28	1,465	1,524,224
5.63%, 10/23/33	2,065	2,186,189
Korea International Bond
1.00%, 09/16/30(b)	3,800	3,249,283
1.75%, 10/15/31(b)	3,485	3,017,715
2.50%, 06/19/29	5,595	5,276,614
2.75%, 01/19/27	6,187	6,067,794
3.50%, 09/20/28	1,865	1,838,837
3.88%, 09/20/48(b)	1,898	1,564,363
4.13%, 06/10/44(b)	981	856,365
4.50%, 07/03/29(b)	3,320	3,378,983
		114,473,606
Supranational — 0.8%
African Development Bank
0.88%, 07/22/26(b)	9,133	8,818,483
3.50%, 09/18/29	240	237,336
4.00%, 03/18/30	9,125	9,208,230
4.38%, 11/03/27	4,000	4,069,000
4.38%, 03/14/28	2,520	2,569,301
4.63%, 01/04/27	4,210	4,271,412
5.75%, , (5-year CMT + 1.575%)(a)(h)	3,005	2,862,729
Arab Energy Fund (The), 1.48%, 10/06/26(c)	230	220,380
Asian Development Bank
0.75%, 10/08/30	2,459	2,091,158
1.25%, 06/09/28	2,955	2,748,443
1.50%, 01/20/27	9,875	9,515,893
1.50%, 03/04/31	2,669	2,340,746
1.75%, 08/14/26	5,935	5,786,124
1.75%, 09/19/29	8,182	7,521,759
1.88%, 03/15/29	1,405	1,313,223
1.88%, 01/24/30	7,916	7,266,997
2.00%, 04/24/26	0	—
2.38%, 08/10/27	1,090	1,060,311
2.50%, 11/02/27	7,442	7,240,751
2.63%, 01/12/27(b)	7,097	6,972,072
2.75%, 01/19/28	7,035	6,873,311
3.13%, 08/20/27(b)	8,461	8,364,724
3.13%, 09/26/28	1,279	1,257,384
3.13%, 04/27/32(b)	1,300	1,230,315
3.63%, 08/28/29	14,490	14,419,125
3.75%, 04/25/28(b)	11,663	11,698,604
3.88%, 09/28/32	3,385	3,352,790
3.88%, 06/14/33	8,770	8,647,560
4.00%, 01/12/33	15,806	15,743,691
4.13%, 01/12/27	15,370	15,475,654
4.13%, 01/12/34	9,150	9,101,863
4.38%, 01/14/28	1,380	1,406,155
4.38%, 03/06/29(b)	10,275	10,524,708
4.38%, 03/22/35	6,405	6,478,849
4.50%, 08/25/28	12,095	12,409,725
Security	Par (000)	Value
Supranational (continued)
4.88%, 05/21/26	$5,738	$5,797,098
4.88%, 09/26/28	660	667,731
5.82%, 06/16/28	7,020	7,450,737
6.22%, 08/15/27	1,970	2,065,197
6.38%, 10/01/28(b)	3,125	3,355,388
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	2,460	2,465,841
4.00%, 01/18/28	4,689	4,732,009
4.25%, 03/13/34	6,995	6,997,049
4.50%, 01/16/30	3,695	3,805,162
4.88%, 09/14/26	2,740	2,780,468
Corp. Andina de Fomento
2.25%, 02/08/27	985	954,765
5.00%, 01/24/29	6,670	6,876,588
5.00%, 01/22/30	8,870	9,167,802
Council of Europe Development Bank
0.88%, 09/22/26	480	461,536
3.63%, 01/26/28	970	968,877
3.75%, 05/25/26	1,685	1,683,053
4.13%, 01/24/29	995	1,008,805
4.50%, 01/15/30(b)	2,125	2,189,217
4.63%, 06/11/27	900	916,571
European Bank for Reconstruction & Development
4.13%, 01/25/29	925	938,293
4.25%, 03/13/34	7,440	7,445,032
4.38%, 03/09/28	1,065	1,085,695
European Investment Bank
0.63%, 10/21/27	252	234,346
0.75%, 10/26/26	7,305	6,993,045
0.75%, 09/23/30(b)	2,385	2,033,680
0.88%, 05/17/30	4,610	4,000,067
1.25%, 02/14/31(b)	11,729	10,161,690
1.38%, 03/15/27	17,900	17,163,291
1.63%, 10/09/29	4,540	4,150,114
1.63%, 05/13/31	675	594,642
1.75%, 03/15/29(b)	7,655	7,125,344
2.38%, 05/24/27	3,771	3,673,210
3.25%, 11/15/27	3,040	3,012,949
3.63%, 07/15/30	18,565	18,409,738
3.75%, 11/15/29	11,710	11,714,187
3.75%, 02/14/33	21,435	21,035,876
3.88%, 03/15/28	5,518	5,554,535
3.88%, 06/15/28	90	90,644
4.00%, 02/15/29	3,690	3,730,942
4.13%, 02/13/34	23,860	23,738,742
4.38%, 03/19/27	2,350	2,379,868
4.38%, 10/10/31	13,320	13,634,347
4.50%, 10/16/28	1,355	1,391,583
4.50%, 03/14/30	24,965	25,781,641
4.63%, 02/12/35(b)	13,290	13,728,260
4.75%, 06/15/29	23,280	24,193,374
4.88%, 02/15/36	7,346	7,723,008
Inter-American Development Bank
0.63%, 09/16/27	2,700	2,516,561
1.13%, 07/20/28(b)	10,310	9,522,118
1.13%, 01/13/31	12,206	10,511,545
1.50%, 01/13/27(b)	1,180	1,137,146
2.00%, 06/02/26	7,430	7,286,980
2.00%, 07/23/26	5,088	4,980,056
2.25%, 06/18/29	9,417	8,895,899

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
2.38%, 07/07/27(b)	$8,239	$8,021,088
3.13%, 09/18/28	9,820	9,653,384
3.20%, 08/07/42	3,540	2,866,037
3.50%, 09/14/29	2,935	2,904,500
3.50%, 04/12/33	11,885	11,423,043
3.63%, 09/17/31	7,840	7,684,599
3.88%, 10/28/41	5,474	4,877,236
4.00%, 01/12/28	6,161	6,217,322
4.13%, 02/15/29	13,630	13,836,795
4.38%, 02/01/27	6,209	6,277,387
4.38%, 07/17/34	13,410	13,541,144
4.38%, 01/24/44	3,254	3,054,885
4.50%, 05/15/26	5,835	5,869,538
4.50%, 02/15/30	3,965	4,090,525
4.50%, 09/13/33	5,647	5,757,891
Inter-American Investment Corp.
3.63%, 02/17/27	1,940	1,934,020
4.13%, 02/15/28	775	783,239
4.25%, 02/14/29	1,000	1,015,759
4.25%, 04/01/30	4,560	4,631,313
4.75%, 09/19/28	1,423	1,468,594
International Bank for Reconstruction & Development
0.75%, 11/24/27	12,725	11,833,625
0.75%, 08/26/30	11,333	9,672,881
0.85%, 02/10/27	1,120	1,061,779
0.88%, 07/15/26(b)	7,535	7,280,759
0.88%, 05/14/30	16,425	14,246,165
1.13%, 09/13/28	25,062	23,059,845
1.25%, 02/10/31(b)	17,240	14,921,951
1.38%, 04/20/28(b)	20,660	19,350,527
1.63%, 11/03/31	22,624	19,579,518
1.75%, 10/23/29	12,992	11,927,157
1.88%, 10/27/26	6,935	6,750,123
2.50%, 11/22/27	18,026	17,530,154
2.50%, 03/29/32	3,481	3,162,711
3.13%, 06/15/27(b)	12,726	12,582,192
3.50%, 07/12/28	19,566	19,474,206
3.63%, 09/21/29	9,050	9,003,417
3.88%, 10/16/29	19,315	19,411,305
3.88%, 02/14/30(b)	17,278	17,357,657
3.88%, 08/28/34(b)	25,940	25,259,881
4.00%, 08/27/26(b)	7,050	7,071,181
4.00%, 07/25/30	7,469	7,536,313
4.00%, 01/10/31(b)	22,859	23,023,191
4.13%, 03/20/30	12,955	13,156,897
4.50%, 04/10/31	13,175	13,613,043
4.63%, 08/01/28(b)	9,865	10,154,760
4.63%, 01/15/32	20,805	21,556,282
4.75%, 11/14/33	15,809	16,410,174
4.75%, 02/15/35(b)	1,727	1,791,581
5.67%, 02/01/34	210	210,828
International Finance Corp.
0.75%, 10/08/26	3,010	2,886,550
0.75%, 08/27/30	960	819,767
4.25%, 07/02/29	990	1,009,443
4.38%, 01/15/27	1,825	1,844,537
4.50%, 01/21/28	530	541,851
4.50%, 07/13/28	960	984,584
Nordic Investment Bank
3.38%, 09/08/27(b)	1,005	998,766
Security	Par (000)	Value
Supranational (continued)
4.25%, 02/28/29	$990	$1,008,930
4.38%, 03/14/28	875	892,059
		1,068,896,037
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	1,158	1,124,950
4.13%, 06/14/28	1,960	1,982,434
4.25%, 02/01/29	1,830	1,858,245
4.88%, 09/14/26	3,795	3,846,329
4.88%, 10/04/30	3,720	3,884,083
		12,696,041
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	1,590	1,435,041
Uruguay Government International Bond
4.13%, 11/20/45	2,297	1,931,913
4.38%, 10/27/27	13,830	13,840,428
4.38%, 01/23/31	14,316	14,162,713
4.98%, 04/20/55	10,521	9,252,714
5.10%, 06/18/50	16,557	15,166,719
5.44%, 02/14/37	6,380	6,494,806
5.75%, 10/28/34	12,855	13,427,339
7.63%, 03/21/36(b)	4,736	5,594,801
		81,306,474
Total Foreign Government Obligations — 2.2% (Cost: $2,910,370,424)		2,734,098,724
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,764,427
California — 0.1%
Alameda County Joint Powers Authority RB BAB, Series A, 7.05%, 12/01/44	1,500	1,688,645
Bay Area Toll Authority RB, 3.13%, 04/01/55	470	305,678
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	4,994,363
Series S-1, 7.04%, 04/01/50	4,300	4,953,706
Series S-3, 6.91%, 10/01/50(b)	3,205	3,648,811
California Earthquake Authority RB, Class A, 5.60%, 07/01/27	1,255	1,267,574
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	298,634
4.35%, 06/01/41	1,905	1,696,013
California State University RB
Class B, 2.72%, 11/01/52	910	578,200
Class B, 2.94%, 11/01/52	1,000	648,501
Class B, 2.98%, 11/01/51	3,315	2,193,217
5.18%, 11/01/53	2,535	2,355,696
Series E, 2.90%, 11/01/51	1,895	1,304,704
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)(b)	455	384,683
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, Class B, 6.00%, 11/01/40	2,500	2,602,752

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	$4,480	$4,710,430
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	788,838
Series A, 4.09%, 01/15/49	2,040	1,655,421
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34	1,270	1,088,265
Class B, 3.00%, 06/01/46	610	534,271
3.12%, 06/01/38 (SAP)	2,250	1,811,509
Class B, 3.29%, 06/01/42	3,790	2,853,075
3.49%, 06/01/36	230	189,764
3.71%, 06/01/41	830	633,692
3.85%, 06/01/50	960	897,110
4.21%, 06/01/50	1,535	1,089,178
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	1,100	1,244,385
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,317,784
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(b)	385	406,564
Series D, 6.57%, 07/01/45(b)	2,970	3,062,027
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50	1,400	905,551
3.71%, 05/15/20	2,600	1,608,442
4.13%, 05/15/32	1,550	1,504,902
4.56%, 05/15/53	895	756,317
Series N, 3.26%, 05/15/60(b)	1,835	1,146,880
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	4,575	4,932,472
Series F, 6.58%, 05/15/49	3,015	3,262,823
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	1,931,547
San Diego County Water Authority RB BAB, Series B, Class B, 6.14%, 05/01/49	2,350	2,443,808
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	1,920	1,948,838
San Joaquin Hills Transportation Corridor Agency RB, Class B, 3.49%, 01/15/50	1,600	1,185,329
State of California GO
1.70%, 02/01/28(b)	140	131,820
2.50%, 10/01/29	6,000	5,619,592
3.50%, 04/01/28	910	898,474
4.50%, 08/01/29	1,350	1,371,504
4.50%, 04/01/33(b)	2,750	2,751,896
4.60%, 04/01/38	2,170	2,206,249
5.10%, 09/01/35(b)	2,250	2,280,565
5.13%, 09/01/29	1,700	1,768,150
5.13%, 03/01/38	1,000	1,000,457
5.15%, 09/01/34	5,000	5,115,966
5.20%, 03/01/43	3,790	3,648,171
5.75%, 10/01/31	1,400	1,509,146
5.88%, 10/01/41	5,000	5,144,369
Series A, Class A, 3.05%, 04/01/29	1,110	1,070,252
Security	Par (000)	Value
California (continued)
State of California GO BAB
7.30%, 10/01/39	$5,220	$6,058,905
7.35%, 11/01/39	3,130	3,651,289
7.50%, 04/01/34	8,325	9,660,018
7.55%, 04/01/39	12,470	15,054,260
7.60%, 11/01/40	7,575	9,198,739
7.63%, 03/01/40	6,850	8,258,718
University of California RB
Series AD, 4.86%, 12/31/99	3,285	2,720,847
Series AQ, 4.77%, 12/31/99	835	687,478
Series BD, 3.35%, 07/01/29(b)	4,730	4,589,646
Series BG, 1.32%, 05/15/27(b)	775	735,404
Series BG, 1.61%, 05/15/30	2,990	2,632,134
Series BG, 3.07%, 05/15/51	3,110	1,980,941
		172,575,389
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	703,227
Connecticut — 0.0%
State of Connecticut GO, Series A, Class A, 5.85%, 03/15/32	4,765	5,116,922
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14(b)	1,690	1,435,645
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,526,579
		2,962,224
Florida — 0.0%
County of Broward Florida Airport System Revenue RB, 3.48%, 10/01/43	250	203,209
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	985	885,073
County of Miami-Dade Florida Transit System RB, Series B, 2.60%, 07/01/42	1,300	964,851
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55	245	255,087
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(b)	3,250	3,083,198
2.15%, 07/01/30(b)	5,902	5,250,839
Class A, 5.53%, 07/01/34(b)	4,980	5,087,249
		15,729,506
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,104,299
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,691	4,013,086
Project M, Series 2010-A, 6.66%, 04/01/57	3,230	3,425,730
Project P, Series 2010-A, 7.06%, 04/01/57	3,317	3,676,189
		12,219,304
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	398,285

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, Class C, 4.47%, 01/01/49(b)	$1,050	$912,452
Series C, Class C, 4.57%, 01/01/54(b)	2,450	2,132,405
Chicago O'Hare International Airport RB BAB, Series B, Class B, 6.40%, 01/01/40	1,100	1,184,005
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, Class A, 6.90%, 12/01/40	4,158	4,617,387
Series B, Class B, 6.90%, 12/01/40(b)	4,608	5,117,804
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,937,399
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,051,559
3.82%, 01/01/48	135	103,968
4.79%, 01/01/48	2,380	2,113,111
State of Illinois GO, 5.10%, 06/01/33	30,987	30,973,159
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,064	3,252,289
		56,395,538
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	456,266
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	410,006
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	798	791,334
4.15%, 02/01/33	2,280	2,257,930
4.28%, 02/01/36	1,560	1,507,559
4.48%, 08/01/39	4,415	4,170,484
5.05%, 12/01/34	1,705	1,741,470
5.08%, 06/01/31	1,262	1,278,685
5.20%, 12/01/39	3,975	4,041,048
		15,788,510
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	1,545	1,466,266
5.94%, 05/31/57	1,370	1,374,297
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40	2,500	1,908,992
		4,749,555
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49(b)	2,675	1,817,628
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	1,987,324
Series E, 5.46%, 12/01/39	3,700	3,789,525
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,863,592
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	2,435	2,506,681
Massachusetts School Building Authority RB
2.95%, 05/15/43	1,700	1,274,791
3.40%, 10/15/40	1,755	1,484,702
Security	Par (000)	Value
Massachusetts (continued)
Series B, Class B, 1.75%, 08/15/30	$2,250	$2,032,227
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,104,052
		18,860,522
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34(b)	2,110	1,880,686
3.38%, 12/01/40	845	693,719
Michigan State University RB, 4.17%, 08/15/22	4,035	2,864,440
Michigan Strategic Fund RB, 3.23%, 09/01/47	460	342,221
University of Michigan RB
2.56%, 04/01/50	3,000	1,848,008
Class A, 3.50%, 04/01/52	614	446,171
Class B, 3.50%, 04/01/52	475	350,851
Class C, 3.60%, 04/01/47	1,800	1,490,857
Class A, 4.45%, 12/31/99	5,580	4,442,304
Series B, 2.44%, 04/01/40(b)	2,862	2,092,515
		16,451,772
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52	1,924	1,547,849
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34(b)	1,000	1,012,372
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,410,254
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49(b)	2,000	1,425,593
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45(b)	850	956,535
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	5,874	6,203,474
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	8,399,154
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	2,650	2,870,940
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,392,713
Rutgers The State University of New Jersey RB
3.27%, 05/01/43(b)	1,000	793,951
Series P, 3.92%, 05/01/19(b)	1,475	984,115
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40(b)	900	911,631
		25,555,978
New York — 0.1%
City of New York GO
4.61%, 09/01/37	1,000	959,208
5.11%, 10/01/54(b)	3,775	3,507,488
5.26%, 10/01/44	1,200	1,155,285

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.26%, 10/01/52	$500	$474,231
5.83%, 10/01/53	3,000	3,084,317
5.94%, 02/01/55	130	135,765
6.29%, 02/01/45	300	311,486
6.39%, 02/01/55	835	866,931
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	2,016,817
Series C-1, 5.52%, 10/01/37	3,000	3,024,081
Series F1, 6.27%, 12/01/37	2,755	2,976,022
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	4,715	4,858,765
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	2,870	3,383,228
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	50	53,922
Series B, 6.65%, 11/15/39	220	236,322
Series E, 6.81%, 11/15/40	1,165	1,267,649
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,269,190
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	1,385	1,357,522
5.72%, 06/15/42(b)	3,145	3,171,119
5.95%, 06/15/42	3,000	3,105,479
6.01%, 06/15/42(b)	1,860	1,933,753
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40(b)	2,325	2,383,888
Series F, 5.63%, 03/15/39(b)	2,725	2,796,555
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	817,401
3.29%, 08/01/69(b)	1,300	819,807
4.03%, 09/01/48	1,440	1,171,015
4.23%, 10/15/57	865	692,774
5.07%, 07/15/53(b)	2,820	2,634,197
Series 164, 5.65%, 11/01/40(b)	6,255	6,553,579
Series 165, 5.65%, 11/01/40	1,795	1,884,856
Series 168, 4.93%, 10/01/51	4,165	3,851,468
Series 174, 4.46%, 10/01/62	6,585	5,521,941
Series 181, 4.96%, 08/01/46	2,000	1,878,815
Series 182, 5.31%, 08/01/46	1,000	974,254
Series 192, 4.81%, 10/15/65	4,235	3,758,225
Series 225, 3.18%, 07/15/60(b)	675	424,839
United Nations Development Corp. RB, 6.54%, 08/01/55	765	793,126
		78,105,320
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	732,052
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	4,075	5,112,595
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,605,276
4.43%, 01/01/33	260	257,347
Series B, Class B, 4.53%, 01/01/35	2,400	2,346,721
Ohio State University (The) RB, Series A, 4.80%, 06/01/11(b)	350	299,264
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	2,005	1,970,564
Security	Par (000)	Value
Ohio (continued)
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48	$1,775	$1,298,095
		12,889,862
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	660,961
4.62%, 06/01/44	1,655	1,582,515
4.71%, 05/01/52	3,280	2,962,604
5.09%, 02/01/52	3,680	3,505,982
		8,712,062
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	41	41,305
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,016,894
Oregon State University RB, 3.42%, 03/01/60 (BAM)	1,100	751,098
State of Oregon GO, 5.89%, 06/01/27	6,319	6,433,275
		8,242,572
Pennsylvania — 0.0%
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	846,248
Class A, 3.86%, 06/01/38	4,200	3,822,793
Series A, 4.14%, 06/01/38	50	46,228
Pennsylvania Economic Development Financing Authority RB, 5.69%, 06/01/54	2,665	2,618,173
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,290,049
2.84%, 09/01/50	975	635,641
Pennsylvania Turnpike Commission RB BAB, Series B, Class B, 5.51%, 12/01/45	1,000	986,596
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19(b)	2,000	1,257,743
		11,503,471
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,082,940
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, Class B, 4.05%, 07/01/26	1,000	995,981
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, Class B, 2.44%, 08/15/49	765	453,674
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,271,461
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,905,851
Series C, 5.99%, 02/01/39	1,993	2,099,744
Dallas Area Rapid Transit RB, Class A, 2.61%, 12/01/48	2,895	1,897,859
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	2,964,877
Series B, 6.00%, 12/01/44(b)	400	412,133

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	$700	$771,293
Dallas County Hospital District GOL BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,253,857
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	220	157,628
Class A, 2.99%, 11/01/38(b)	1,200	1,006,776
Class A, 4.09%, 11/01/51	1,245	1,010,504
Class A, 4.51%, 11/01/51	4,305	3,654,039
Series A, Class A, 3.14%, 11/01/45(b)	1,405	1,039,270
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,821,032
Series C, Class C, 3.09%, 11/01/40	340	268,443
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	400,811
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	4,805	3,244,058
North Texas Tollway Authority RB BAB, Series B, Class B, 6.72%, 01/01/49	4,120	4,581,890
Permanent University Fund - Texas A&M University System RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,606,111
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	2,125	1,589,403
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,426,936
Series A, Class A, 4.63%, 04/01/33	1,255	1,259,343
Series A, Class A, 4.68%, 04/01/40	2,550	2,420,578
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,226,736
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	7,498	7,656,635
5.17%, 04/01/41	6,200	6,231,281
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B, 3.92%, 12/31/49(b)	3,350	2,627,631
Texas Transportation Commission GO, 2.47%, 10/01/44	2,505	1,715,142
		66,974,996
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	2,790	1,584,005
2.58%, 11/01/51	2,915	1,768,494
Series A, 3.23%, 12/31/99	790	461,866
Series C, 4.18%, 09/01/17	840	625,908
		4,440,273
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,214,677
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	135	136,972
Series C, 3.15%, 05/01/27	2,580	2,535,514
		2,672,486
Total Municipal Debt Obligations — 0.4% (Cost: $628,059,035)		556,056,726
Security	Par (000)	Value
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 25.2%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	$40	$39,061
2.50%, 02/01/28	512	502,152
2.50%, 01/01/30	5,634	5,461,435
2.50%, 03/01/31	58	55,883
2.50%, 08/01/31	1,833	1,763,832
2.50%, 10/01/31	4,410	4,227,888
2.50%, 11/01/31	26	25,204
2.50%, 12/01/31	6,773	6,490,974
2.50%, 02/01/32	8,321	7,975,168
2.50%, 08/01/32	98	93,844
2.50%, 01/01/33	7,233	6,908,386
2.50%, 02/01/33	19	18,555
2.50%, 04/01/33	890	845,130
3.00%, 11/01/26	61	60,440
3.00%, 01/01/27	29	28,440
3.00%, 02/01/27	73	71,940
3.00%, 04/01/27	62	61,941
3.00%, 05/01/27	502	496,429
3.00%, 06/01/27	473	466,801
3.00%, 07/01/27	28	27,753
3.00%, 08/01/27	68	67,705
3.00%, 09/01/27	282	277,624
3.00%, 11/01/27	115	114,115
3.00%, 12/01/27	63	62,693
3.00%, 01/01/28	11	11,040
3.00%, 11/01/28	67	66,265
3.00%, 01/01/29	59	57,875
3.00%, 03/01/29	315	309,497
3.00%, 05/01/29	10,861	10,689,013
3.00%, 05/01/30	2,197	2,146,011
3.00%, 06/01/30	1,079	1,056,565
3.00%, 07/01/30	2,731	2,665,572
3.00%, 12/01/30	6,406	6,243,593
3.00%, 02/01/31	2,028	1,973,973
3.00%, 05/01/31	4,279	4,162,215
3.00%, 06/01/31	3,155	3,067,711
3.00%, 08/01/31	25	24,305
3.00%, 12/01/31	15	14,822
3.00%, 02/01/32	58	56,379
3.00%, 07/01/32	4,894	4,741,724
3.00%, 09/01/32	7	6,554
3.00%, 02/01/33	10	9,961
3.00%, 05/01/33	1,233	1,187,791
3.00%, 06/01/42	377	343,319
3.00%, 10/01/42	168	153,211
3.00%, 01/01/43	409	372,258
3.00%, 02/01/43	10,116	9,209,378
3.00%, 12/01/44	29	26,386
3.00%, 04/01/45	251	224,417
3.00%, 08/01/45	156	138,994
3.00%, 12/01/45	12	10,766
3.00%, 01/01/46	887	792,080
3.00%, 02/01/46	103	92,011
3.00%, 07/01/46	1,936	1,723,046
3.00%, 08/01/46	36,039	32,072,679
3.00%, 09/01/46	14,245	12,842,652
3.00%, 10/01/46	27,731	24,711,247
3.00%, 11/01/46	20,939	18,634,826

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/46	$48,523	$43,184,634
3.00%, 01/01/47	11,343	10,094,724
3.00%, 02/01/47	24,291	21,617,952
3.00%, 03/01/47	122	108,530
3.00%, 04/01/47	314	279,801
3.00%, 05/01/47	18,670	16,647,730
3.00%, 06/01/47	20,203	17,978,225
3.00%, 08/01/47	2,504	2,228,538
3.00%, 09/01/47	579	517,679
3.00%, 10/01/47	6,312	5,617,381
3.00%, 11/01/47	10	8,502
3.00%, 01/01/48	13	11,863
3.00%, 11/01/48	903	798,182
3.00%, 03/01/49	177	155,609
3.00%, 05/01/49	209	185,371
3.00%, 06/01/49	147	128,965
3.50%, 11/01/25	74	73,819
3.50%, 03/01/26	112	110,873
3.50%, 06/01/26	32	31,459
3.50%, 03/01/32	444	435,149
3.50%, 05/01/32	1,306	1,281,503
3.50%, 09/01/32	982	963,277
3.50%, 06/01/33	84	82,500
3.50%, 07/01/33	4,089	3,997,254
3.50%, 11/01/33	12	11,593
3.50%, 06/01/34	3,578	3,490,335
3.50%, 03/01/38	2,892	2,775,907
3.50%, 06/01/38	755	724,449
3.50%, 09/01/38	494	475,787
3.50%, 02/01/42	47	43,870
3.50%, 05/01/42	5	4,429
3.50%, 09/01/42	7	6,804
3.50%, 10/01/42	6,132	5,747,707
3.50%, 11/01/42	464	434,890
3.50%, 01/01/43	9	8,106
3.50%, 04/01/43	3,336	3,119,942
3.50%, 06/01/43	647	604,975
3.50%, 07/01/43	1,069	999,593
3.50%, 08/01/43	3,917	3,663,295
3.50%, 10/01/43	863	807,499
3.50%, 01/01/44	10,127	9,486,591
3.50%, 02/01/44	5,098	4,767,996
3.50%, 09/01/44	4,025	3,752,619
3.50%, 10/01/44	5,899	5,486,480
3.50%, 11/01/44	81	74,450
3.50%, 12/01/45	8,064	7,391,804
3.50%, 01/01/46	151	139,756
3.50%, 03/01/46	21,371	19,703,109
3.50%, 05/01/46	2,817	2,598,146
3.50%, 06/01/46	83	76,482
3.50%, 07/01/46	3,809	3,511,100
3.50%, 08/01/46	2,701	2,495,417
3.50%, 09/01/46	4,216	3,882,665
3.50%, 10/01/46	831	765,817
3.50%, 11/01/46	607	559,078
3.50%, 12/01/46	3,186	2,931,460
3.50%, 01/01/47	1,661	1,529,484
3.50%, 02/01/47	4,319	3,979,079
3.50%, 03/01/47	2,796	2,575,928
3.50%, 04/01/47	6,297	5,789,366
3.50%, 05/01/47	1,305	1,199,614
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/01/47	$5,272	$4,846,278
3.50%, 08/01/47	15,353	14,174,776
3.50%, 09/01/47	20,347	18,674,547
3.50%, 12/01/47	3,459	3,180,769
3.50%, 01/01/48	15,619	14,435,454
3.50%, 02/01/48	16,935	15,557,123
3.50%, 03/01/48	7,030	6,449,851
3.50%, 04/01/48	1,593	1,469,030
3.50%, 05/01/48	7,619	6,977,075
3.50%, 04/01/49	1,018	934,592
3.50%, 05/01/49	2,872	2,628,895
3.50%, 06/01/49	1,428	1,312,156
4.00%, 05/01/25	1	704
4.00%, 10/01/25	36	36,347
4.00%, 02/01/26	32	31,923
4.00%, 05/01/26	80	79,660
4.00%, 12/01/32	958	950,956
4.00%, 05/01/33	1,327	1,316,036
4.00%, 09/01/41	2,229	2,167,838
4.00%, 02/01/42	1,933	1,879,788
4.00%, 03/01/42	423	408,238
4.00%, 06/01/42	2,645	2,571,422
4.00%, 08/01/42	1,182	1,141,052
4.00%, 07/01/44	2,879	2,772,393
4.00%, 01/01/45	725	695,983
4.00%, 02/01/45	1,094	1,049,561
4.00%, 06/01/45	1,701	1,621,452
4.00%, 08/01/45	2,971	2,833,023
4.00%, 09/01/45	4,727	4,506,974
4.00%, 01/01/46	1,383	1,319,132
4.00%, 02/01/46	141	133,872
4.00%, 03/01/46	298	283,698
4.00%, 05/01/46	2,838	2,699,359
4.00%, 06/01/46	65	61,125
4.00%, 07/01/46	2,572	2,468,487
4.00%, 08/01/46	81	77,281
4.00%, 10/01/46	2,286	2,179,860
4.00%, 11/01/46	6,563	6,242,430
4.00%, 02/01/47	2,791	2,655,062
4.00%, 08/01/47	210	199,158
4.00%, 10/01/47	618	585,993
4.00%, 11/01/47	1,134	1,075,220
4.00%, 01/01/48	4,456	4,226,049
4.00%, 02/01/48	6,722	6,380,102
4.00%, 04/01/48	131	123,208
4.00%, 06/01/48	23,410	22,191,999
4.00%, 07/01/48	99	93,801
4.00%, 08/01/48	4,407	4,170,169
4.00%, 10/01/48	1,600	1,516,052
4.00%, 12/01/48	7,684	7,274,433
4.00%, 01/01/49	1,217	1,151,530
4.50%, 08/01/30	652	654,930
4.50%, 03/01/39	705	701,589
4.50%, 05/01/39	916	911,937
4.50%, 10/01/39	556	553,480
4.50%, 01/01/40	164	163,477
4.50%, 02/01/41	1,057	1,050,508
4.50%, 04/01/41	34	33,480
4.50%, 05/01/41	2,830	2,815,432
4.50%, 05/01/42	2,922	2,907,211
4.50%, 01/01/45	2,201	2,170,271

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/45	$162	$159,209
4.50%, 12/01/45	109	107,607
4.50%, 01/01/46	3,405	3,356,646
4.50%, 03/01/46	171	167,629
4.50%, 04/01/46	442	431,761
4.50%, 05/01/46	296	288,842
4.50%, 07/01/46	102	99,811
4.50%, 08/01/46	264	257,994
4.50%, 09/01/46	2,049	2,013,519
4.50%, 05/01/47	1,753	1,704,042
4.50%, 06/01/47	1,104	1,073,418
4.50%, 11/01/47	106	103,811
4.50%, 04/01/48	5,586	5,428,978
4.50%, 06/01/48	6,469	6,293,223
4.50%, 07/01/48	1,141	1,112,656
4.50%, 09/01/48	778	756,573
4.50%, 10/01/48	5,470	5,346,515
4.50%, 11/01/48	29	27,904
4.50%, 12/01/48	5,375	5,224,957
4.50%, 01/01/49	1,278	1,241,813
4.50%, 05/01/49	11	10,682
5.00%, 08/01/25	13	13,462
5.00%, 04/01/33	1,862	1,901,216
5.00%, 06/01/33	228	232,485
5.00%, 12/01/33	452	461,488
5.00%, 07/01/35	901	920,042
5.00%, 01/01/36	456	464,423
5.00%, 01/01/37	52	53,142
5.00%, 02/01/37	52	52,703
5.00%, 02/01/38	269	274,016
5.00%, 03/01/38	1,957	1,990,767
5.00%, 12/01/38	239	243,379
5.00%, 03/01/40	63	64,223
5.00%, 08/01/40	306	310,243
5.00%, 09/01/40	1,338	1,356,449
5.00%, 08/01/41	381	385,742
5.00%, 09/01/47	260	259,333
5.00%, 03/01/48	226	225,698
5.00%, 04/01/48	4,541	4,535,089
5.00%, 07/01/48	720	719,546
5.00%, 10/01/48	583	582,144
5.00%, 11/01/48	845	844,502
5.00%, 04/01/49	352	351,988
5.00%, 06/01/49	600	598,994
5.50%, 02/01/34	701	722,220
5.50%, 05/01/35	681	705,902
5.50%, 06/01/35	383	396,443
5.50%, 05/01/36	491	507,755
5.50%, 07/01/36	836	864,745
5.50%, 03/01/38	844	870,563
5.50%, 04/01/38	146	150,567
5.50%, 01/01/39	403	418,456
5.50%, 11/01/39	430	444,272
6.00%, 10/01/36	435	451,963
6.00%, 02/01/37	359	376,753
6.00%, 11/01/37	1,406	1,476,177
6.00%, 09/01/38	20	21,364
6.40%, 11/01/40(a)	6	6,428
6.78%, 01/01/42(a)	4	3,579
6.89%, 11/01/40(a)	106	107,192
6.90%, 11/01/40(a)	76	76,584
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.03%, 05/01/42(a)	$203	$208,192
7.06%, 12/01/38(a)	415	421,528
7.12%, 08/01/41(a)	103	104,824
7.38%, 09/01/41(a)	202	205,261
7.68%, 11/01/41(a)	135	136,577
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class A2, 2.92%, 06/25/32	23,000	20,944,211
Series K048, Class A2, 3.28%, 06/25/25(a)	3,317	3,290,935
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	14,084,156
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,761,975
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,914,357
Series K069, Class A2, 3.19%, 09/25/27(a)	7,046	6,910,873
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,965,288
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,852,609
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,887,073
Series K076, Class A2, 3.90%, 04/25/28	5,000	4,979,913
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	19,001,428
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	19,972,604
Series K086, Class A2, 3.86%, 11/25/28, (1-day SOFR + 2.127%)(a)	17,500	17,378,109
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,825,380
Series K092, Class A2, 3.30%, 04/25/29	414	402,143
Series K100, Class A2, 2.67%, 09/25/29	14,000	13,203,953
Series K101, Class A2, 2.52%, 10/25/29	31,000	29,029,274
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,321,022
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,777,255
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,674,072
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,377,464
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,103,191
Series K117, Class A2, 1.41%, 08/25/30	15,000	13,049,136
Series K120, Class A2, 1.50%, 10/25/30	1,150	999,147
Series K124, Class A2, 1.66%, 12/25/30	3,435	2,995,973
Series K126, Class A2, 2.07%, 01/25/31	17,440	15,557,824
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,106,084
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,909,794
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,238,363
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,441,439
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,394,854
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,945,360
Series K739, Class A2, 1.34%, 09/25/27	25,490	24,103,015
Federal National Mortgage Association
3.00%, 02/01/47	7,467	6,716,002
3.00%, 03/01/47	6,204	5,435,184
3.50%, 11/01/51	5,077	4,700,181
4.00%, 02/01/47	7,980	7,629,698
4.00%, 01/01/57	5,711	5,337,904
4.00%, 02/01/57	6,317	5,904,232
6.59%, 04/01/44(a)	152	153,368
6.71%, 02/01/42(a)	56	56,889
7.25%, 10/01/41(a)	259	263,789
7.54%, 08/01/41(a)	85	85,984
Federal National Mortgage Association-ACES
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,447	2,402,767
Series 2016-M6, Class A2, 2.49%, 05/25/26	6,601	6,476,277
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	19,304	18,806,789

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	$13,537	$13,257,894
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	7,488	7,339,877
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,932	2,877,027
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	12,300	11,981,903
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	7,376	7,212,558
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	8,219	8,001,747
Series 2019-M2, Class A2, 3.74%, 11/25/28(a)	5,004	4,939,269
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,017	20,728,067
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,963	13,593,719
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,750	3,609,409
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	17,050	14,661,663
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,714,257
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	25,178,346
Government National Mortgage Association
1.50%, 10/20/51	3,975	3,053,802
2.00%, 07/20/50	4,662	3,804,650
2.00%, 08/20/50	67,347	54,952,708
2.00%, 09/20/50	1,796	1,465,319
2.00%, 10/20/50	46,030	37,551,962
2.00%, 11/20/50	37,395	30,503,961
2.00%, 12/20/50	67,666	55,191,669
2.00%, 01/20/51	27,905	22,758,507
2.00%, 02/20/51	185,566	151,318,124
2.00%, 05/20/51	2,720	2,218,156
2.00%, 06/20/51	6,178	5,036,960
2.00%, 08/20/51	111,168	90,638,189
2.00%, 10/20/51	78,449	63,958,276
2.00%, 11/20/51	56,913	46,399,420
2.00%, 12/20/51	203,829	166,170,100
2.00%, 01/20/52	117,931	96,140,637
2.00%, 02/20/52	105,186	85,753,566
2.00%, 03/20/52	175,882	143,388,452
2.00%, 04/20/52	41,621	33,932,091
2.00%, 06/20/52	33,176	27,046,623
2.00%, 05/15/54(i)	33,668	27,460,143
2.50%, 02/15/28	28	27,165
2.50%, 10/20/31	48	45,919
2.50%, 05/20/45	2,680	2,314,407
2.50%, 11/20/46	368	317,503
2.50%, 12/20/46	11,332	9,780,491
2.50%, 01/20/47	5,296	4,570,566
2.50%, 06/20/50	13,602	11,609,838
2.50%, 08/20/50	14,879	12,618,897
2.50%, 09/20/50	33,218	28,169,658
2.50%, 01/20/51	70,722	60,279,676
2.50%, 02/20/51	118,899	101,414,033
2.50%, 04/20/51	3,764	3,210,203
2.50%, 05/20/51	245,917	209,695,496
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/20/51	$7,517	$6,409,091
2.50%, 07/20/51	201,556	171,837,026
2.50%, 08/20/51	179,927	153,383,373
2.50%, 09/20/51	4,068	3,467,878
2.50%, 10/20/51	3,699	3,152,630
2.50%, 11/20/51	30,283	25,808,398
2.50%, 12/20/51	85,791	73,115,091
2.50%, 01/20/52	39,032	33,261,502
2.50%, 02/20/52	3,111	2,650,936
2.50%, 03/20/52	126,925	108,177,146
2.50%, 04/20/52	82,893	70,648,823
2.50%, 05/20/52	24,048	20,495,788
2.50%, 07/20/52	7,749	6,604,492
2.50%, 08/20/52	15,334	13,069,092
2.50%, 09/20/52	28,677	24,441,283
2.50%, 12/20/52	6,678	5,691,352
2.50%, 10/20/53	2,422	2,063,584
2.50%, 03/20/54	4,360	3,715,854
2.50%, 05/20/55(i)	16,848	14,355,894
3.00%, 08/20/42	4,033	3,677,383
3.00%, 09/15/42	8	7,610
3.00%, 10/15/42	24	21,604
3.00%, 03/15/43	136	122,732
3.00%, 06/15/43	22	19,588
3.00%, 07/15/43	57	51,757
3.00%, 09/20/43	4,667	4,244,219
3.00%, 11/15/43	436	393,797
3.00%, 01/15/44	4,052	3,678,020
3.00%, 08/20/44	11,887	10,811,577
3.00%, 10/15/44	96	91,837
3.00%, 03/20/45	3,871	3,486,179
3.00%, 05/20/45	16,007	14,446,114
3.00%, 06/20/45	5,248	4,725,895
3.00%, 07/20/45	10,588	9,534,560
3.00%, 10/20/45	3,610	3,251,087
3.00%, 11/20/45	2,306	2,076,538
3.00%, 12/20/45	4,246	3,823,423
3.00%, 02/20/46	12,651	11,393,193
3.00%, 04/20/46	5,736	5,157,058
3.00%, 05/20/46	9,472	8,507,834
3.00%, 06/20/46	11,309	10,175,767
3.00%, 07/20/46	15,876	14,260,010
3.00%, 08/20/46	27,934	25,090,030
3.00%, 09/20/46	20,914	18,784,444
3.00%, 11/20/46	5,647	5,072,273
3.00%, 12/15/46	7,056	6,258,205
3.00%, 12/20/46	32,692	29,363,226
3.00%, 01/20/47	1,716	1,541,154
3.00%, 02/15/47	10,142	9,107,974
3.00%, 02/20/47	10,462	9,396,629
3.00%, 03/20/47	9,600	8,622,211
3.00%, 04/20/47	211	189,391
3.00%, 06/20/47	4,600	4,120,649
3.00%, 09/20/47	273	244,850
3.00%, 10/20/47	5,588	5,004,803
3.00%, 11/20/47	102	91,483
3.00%, 12/20/47	2,450	2,194,883
3.00%, 02/20/48	4,522	4,030,605
3.00%, 03/20/48	15	13,779
3.00%, 03/20/49	9,521	8,551,889
3.00%, 07/20/49	7,628	6,814,306

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/20/49	$23,264	$20,757,656
3.00%, 10/15/49	8,111	7,184,949
3.00%, 10/20/49	12,363	11,015,146
3.00%, 11/20/49	138	122,606
3.00%, 12/20/49	73,580	65,464,442
3.00%, 01/20/50	39,149	34,887,266
3.00%, 02/20/50	48,801	43,395,907
3.00%, 07/20/50	25,342	22,558,457
3.00%, 02/20/51	1,562	1,388,396
3.00%, 03/20/51	9,330	8,290,950
3.00%, 06/20/51	592	525,102
3.00%, 08/20/51	64,973	57,695,288
3.00%, 09/20/51	21,320	18,945,099
3.00%, 10/20/51	24,536	21,753,964
3.00%, 11/20/51	42,024	37,261,257
3.00%, 12/20/51	50,259	44,598,533
3.00%, 02/20/52	47,549	42,134,981
3.00%, 03/20/52	39,911	35,130,467
3.00%, 04/20/52	33,749	29,678,871
3.00%, 05/20/52	47,534	42,114,924
3.00%, 06/20/52	25,826	22,881,667
3.00%, 07/20/52	23,772	21,062,082
3.00%, 08/20/52	11,632	10,305,687
3.00%, 09/20/52	15,904	14,091,150
3.00%, 11/20/52	2,249	1,995,212
3.00%, 05/20/55(i)	57,207	50,639,762
3.50%, 11/20/40	50	46,949
3.50%, 12/20/40	36	33,896
3.50%, 05/20/41	71	66,426
3.50%, 09/15/41	125	116,571
3.50%, 10/15/41	181	168,527
3.50%, 12/15/41	1,215	1,131,704
3.50%, 04/15/42	83	77,360
3.50%, 08/20/42	7,182	6,687,027
3.50%, 09/15/42	251	233,893
3.50%, 09/20/42	8,543	7,954,212
3.50%, 10/15/42	255	236,756
3.50%, 10/20/42	22,928	21,347,879
3.50%, 11/15/42	337	313,393
3.50%, 11/20/42	19,979	18,602,494
3.50%, 12/15/42	499	464,570
3.50%, 12/20/42	7,050	6,564,176
3.50%, 02/15/43	322	299,658
3.50%, 02/20/43	138	128,699
3.50%, 03/15/43	325	302,562
3.50%, 03/20/43	606	564,337
3.50%, 04/15/43	21	19,324
3.50%, 04/20/43	160	148,610
3.50%, 05/15/43	621	577,259
3.50%, 06/15/43	8,701	8,053,797
3.50%, 08/20/43	111	103,021
3.50%, 09/20/43	55	50,749
3.50%, 10/20/43	149	138,679
3.50%, 01/15/44	97	90,321
3.50%, 01/20/44	4,570	4,251,534
3.50%, 02/20/44	1,481	1,378,057
3.50%, 03/20/44	886	824,346
3.50%, 07/20/44	25	23,086
3.50%, 08/15/44	21	19,273
3.50%, 08/20/44	4,829	4,473,840
3.50%, 09/15/44	59	54,476
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/20/44	$8,744	$8,101,357
3.50%, 10/15/44	138	126,973
3.50%, 10/20/44	1,373	1,271,605
3.50%, 11/20/44	12	11,047
3.50%, 12/20/44	820	759,274
3.50%, 01/15/45	51	46,489
3.50%, 01/20/45	117	108,277
3.50%, 03/15/45	90	82,320
3.50%, 04/20/45	8,418	7,760,262
3.50%, 05/20/45	3,225	2,972,756
3.50%, 06/15/45	39	35,594
3.50%, 06/20/45	4,746	4,374,715
3.50%, 07/20/45	171	157,182
3.50%, 08/20/45	386	356,074
3.50%, 09/20/45	12,397	11,428,317
3.50%, 10/20/45	1,201	1,106,834
3.50%, 11/20/45	8,793	8,105,665
3.50%, 12/20/45	4,870	4,489,387
3.50%, 03/20/46	17,873	16,476,493
3.50%, 04/20/46	7,936	7,284,964
3.50%, 06/20/46	34,769	31,915,468
3.50%, 07/20/46	201	184,326
3.50%, 08/15/46	44	40,766
3.50%, 11/20/46	357	327,860
3.50%, 12/20/46	10,158	9,324,383
3.50%, 01/15/47	35	32,327
3.50%, 01/20/47	2,404	2,207,125
3.50%, 02/20/47	40,911	37,459,066
3.50%, 03/20/47	15,227	13,945,206
3.50%, 04/20/47	13,664	12,517,392
3.50%, 06/20/47	2,992	2,740,161
3.50%, 07/20/47	377	345,234
3.50%, 08/20/47	19,751	18,106,021
3.50%, 09/15/47	41	37,627
3.50%, 09/20/47	28,444	26,050,441
3.50%, 10/20/47	12,014	11,001,363
3.50%, 11/15/47	16	14,676
3.50%, 11/20/47	17,125	15,683,621
3.50%, 12/15/47	5	4,751
3.50%, 12/20/47	8,947	8,156,516
3.50%, 01/20/48	8,246	7,551,672
3.50%, 02/20/48	2,785	2,546,616
3.50%, 04/20/48	27,250	24,980,402
3.50%, 05/15/48	312	286,151
3.50%, 05/20/48	18,965	17,384,820
3.50%, 08/20/48	3,565	3,268,529
3.50%, 09/20/48	1,676	1,536,442
3.50%, 11/20/48	2,896	2,655,450
3.50%, 01/20/49	4,675	4,290,307
3.50%, 06/20/49	580	532,232
3.50%, 09/20/49	4,694	4,303,997
3.50%, 10/20/49	5,983	5,490,917
3.50%, 01/20/50	23,791	21,815,270
3.50%, 03/20/50	6,629	6,078,353
3.50%, 08/20/50	5,349	4,931,579
3.50%, 10/20/51	2,206	2,011,718
3.50%, 01/20/52	8,697	7,928,070
3.50%, 02/20/52	16,163	14,733,059
3.50%, 03/20/52(i)	55,826	50,708,477
3.50%, 05/20/52	30,469	27,728,210
3.50%, 07/20/52	40,001	36,396,261

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/52	$7,434	$6,764,458
3.50%, 10/20/52	13,203	11,998,852
3.50%, 12/20/52	9,668	8,796,709
3.50%, 01/20/53	34,625	31,501,480
3.50%, 05/20/53	22,832	20,935,727
3.50%, 06/20/53	21,261	19,581,789
3.50%, 07/20/53	40,907	37,703,451
4.00%, 06/15/39	4	4,386
4.00%, 09/20/40	1,826	1,753,196
4.00%, 01/15/41	1	627
4.00%, 01/20/41	600	575,828
4.00%, 02/15/41	1,485	1,429,739
4.00%, 05/20/41	12	11,134
4.00%, 07/15/41	726	697,202
4.00%, 09/15/41	16	15,691
4.00%, 09/20/41	799	767,116
4.00%, 10/15/41	283	270,845
4.00%, 11/15/41	150	144,481
4.00%, 12/15/41	625	600,572
4.00%, 12/20/41	2,680	2,571,903
4.00%, 01/15/42	62	59,334
4.00%, 01/20/42	1,168	1,121,087
4.00%, 02/15/42	285	273,523
4.00%, 03/15/42	1,465	1,406,022
4.00%, 04/15/42	446	428,301
4.00%, 09/20/42	585	561,544
4.00%, 08/15/43	11	10,711
4.00%, 10/20/43	2,895	2,775,323
4.00%, 03/15/44	70	66,338
4.00%, 04/15/44	28	27,019
4.00%, 06/15/44	101	96,105
4.00%, 08/15/44	9	8,272
4.00%, 08/20/44	205	196,153
4.00%, 09/15/44	2	1,788
4.00%, 10/15/44	9	8,648
4.00%, 10/20/44	3,856	3,682,037
4.00%, 12/20/44	258	245,904
4.00%, 01/20/45	6,082	5,807,859
4.00%, 08/20/45	3,389	3,221,524
4.00%, 09/20/45	3,990	3,794,081
4.00%, 10/20/45	474	450,451
4.00%, 01/20/46	1,804	1,714,866
4.00%, 03/20/46	8,849	8,413,867
4.00%, 07/20/46	1,914	1,813,398
4.00%, 08/20/46	18	16,987
4.00%, 09/20/46	433	410,677
4.00%, 11/20/46	4,250	4,040,680
4.00%, 12/15/46	3,533	3,350,104
4.00%, 04/20/47	14,283	13,493,531
4.00%, 06/20/47	5,787	5,467,026
4.00%, 07/20/47	25,239	23,855,936
4.00%, 08/20/47	1,228	1,160,463
4.00%, 11/20/47	15,414	14,569,295
4.00%, 12/20/47	35	32,734
4.00%, 01/20/48	123	116,152
4.00%, 03/15/48	35	33,511
4.00%, 03/20/48	17,706	16,727,333
4.00%, 04/20/48	9,539	8,999,579
4.00%, 05/15/48	1,509	1,418,168
4.00%, 05/20/48	10,215	9,632,325
4.00%, 08/20/48	15,793	14,905,778
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/20/48	$8,163	$7,706,685
4.00%, 10/20/48	484	456,476
4.00%, 11/20/48	13,508	12,740,744
4.00%, 02/20/49	5,896	5,562,081
4.00%, 03/20/49	239	225,698
4.00%, 05/20/49	1,030	968,139
4.00%, 06/15/49	611	575,418
4.00%, 06/20/49	1,453	1,365,895
4.00%, 09/15/49	1,616	1,520,276
4.00%, 01/20/50	59,629	56,098,492
4.00%, 02/20/50	24,021	22,599,108
4.00%, 07/20/50	4,366	4,120,305
4.00%, 07/20/52	7,964	7,445,569
4.00%, 09/20/52	73,605	68,809,158
4.00%, 10/20/52	36,148	33,792,637
4.00%, 12/20/52	15,329	14,329,796
4.00%, 03/20/53	8,761	8,189,814
4.00%, 10/20/53	6,493	6,070,409
4.00%, 11/20/54	76,447	71,139,132
4.00%, 05/20/55(i)	50,156	46,677,430
4.50%, 04/15/39	241	240,151
4.50%, 08/15/39	1,185	1,181,444
4.50%, 11/20/39	624	617,602
4.50%, 01/20/40	169	167,331
4.50%, 06/15/40	1,184	1,173,842
4.50%, 07/15/40	572	566,432
4.50%, 08/15/40	866	858,511
4.50%, 08/20/40	1,045	1,035,409
4.50%, 09/15/40	1,005	995,765
4.50%, 10/20/40	2,525	2,502,376
4.50%, 06/20/41	2,244	2,228,349
4.50%, 07/20/41	11,580	11,498,703
4.50%, 09/20/41	1,543	1,532,491
4.50%, 12/20/41	317	314,639
4.50%, 11/20/45	2,666	2,623,925
4.50%, 02/15/46	4	3,784
4.50%, 08/20/46	3,278	3,232,058
4.50%, 09/20/46	522	516,690
4.50%, 10/20/46	2,384	2,350,461
4.50%, 11/20/46	911	898,298
4.50%, 12/20/46	382	376,483
4.50%, 02/20/47	391	385,186
4.50%, 04/20/47	455	446,679
4.50%, 05/20/47	443	434,786
4.50%, 06/20/47	1,012	993,602
4.50%, 07/20/47	2,246	2,205,242
4.50%, 10/20/47	713	700,372
4.50%, 04/20/48	1,713	1,675,143
4.50%, 05/20/48	4,338	4,243,058
4.50%, 06/20/48	4,734	4,621,105
4.50%, 07/20/48	6,169	6,021,757
4.50%, 08/20/48	9,876	9,640,270
4.50%, 09/20/48	495	482,894
4.50%, 10/20/48	513	500,732
4.50%, 11/20/48	142	138,376
4.50%, 12/20/48	5,218	5,093,610
4.50%, 01/20/49	138	134,625
4.50%, 02/20/49	1,565	1,526,664
4.50%, 03/20/49	2,118	2,067,301
4.50%, 05/20/49	487	475,372
4.50%, 06/20/49	6,717	6,556,426

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/20/49	$5,022	$4,902,017
4.50%, 08/20/49	1,989	1,941,626
4.50%, 07/20/52	4,125	3,968,338
4.50%, 08/20/52	91,654	88,171,618
4.50%, 04/20/53	68,769	66,124,433
4.50%, 05/20/53	35,145	33,793,778
4.50%, 06/20/53	57,571	55,357,465
4.50%, 04/20/54	1,780	1,706,093
4.50%, 10/20/54	97,099	92,924,028
4.50%, 11/20/54	43,776	41,893,779
4.50%, 05/20/55(i)	87,511	83,757,506
5.00%, 12/15/36	313	320,061
5.00%, 01/15/39	1,025	1,050,053
5.00%, 07/15/39	1,778	1,820,231
5.00%, 05/15/40	677	688,844
5.00%, 07/20/40	3,468	3,523,944
5.00%, 08/20/40	1,315	1,336,028
5.00%, 05/15/47	1,002	998,106
5.00%, 06/15/47	153	151,964
5.00%, 11/15/47	344	343,048
5.00%, 12/15/47	249	248,391
5.00%, 01/15/48	326	324,654
5.00%, 02/15/48	469	467,441
5.00%, 03/20/48	911	914,943
5.00%, 04/20/48	3,190	3,198,672
5.00%, 05/20/48	3,449	3,438,260
5.00%, 10/20/48	70	69,621
5.00%, 11/20/48	1,227	1,218,260
5.00%, 12/20/48	2,279	2,263,340
5.00%, 01/20/49	3,818	3,791,657
5.00%, 04/20/49	8,878	8,817,121
5.00%, 05/20/49	1,038	1,032,547
5.00%, 06/20/49	7,966	7,922,434
5.00%, 07/20/52	4,229	4,167,385
5.00%, 09/20/52	5,325	5,247,522
5.00%, 11/20/52	4,567	4,503,589
5.00%, 12/20/52	36,924	36,409,088
5.00%, 01/20/53	38,811	38,242,403
5.00%, 02/20/53	6,974	6,872,003
5.00%, 04/20/53	28,464	28,023,787
5.00%, 05/20/53	72,486	71,444,220
5.00%, 06/20/53	7,828	7,706,576
5.00%, 07/20/53	83,211	81,924,539
5.00%, 05/15/54(i)	67,855	66,555,454
5.00%, 05/20/54	561	550,048
5.00%, 09/20/54	32,337	31,790,448
5.00%, 10/20/54	52,276	51,279,119
5.00%, 11/20/54	113,137	110,979,149
5.00%, 12/20/54	190,698	187,061,540
5.50%, 03/15/36	482	500,420
5.50%, 06/20/38	557	577,172
5.50%, 03/20/39	828	857,944
5.50%, 12/15/39	198	207,287
5.50%, 01/15/40	1,940	2,026,475
5.50%, 04/20/48	191	196,194
5.50%, 12/20/52	65,817	66,092,293
5.50%, 01/20/53	20,551	20,634,556
5.50%, 03/20/53	34,526	34,634,371
5.50%, 04/20/53	94,836	95,134,054
5.50%, 06/20/53	20,244	20,307,779
5.50%, 07/20/53	19,812	19,934,411
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 09/20/53	$131,442	$131,854,875
5.50%, 10/20/53	41,959	42,090,650
5.50%, 04/20/54	28,014	28,047,283
5.50%, 05/15/54(i)	173,124	173,031,346
5.50%, 05/20/54	1,898	1,899,483
5.50%, 07/20/54	7,657	7,667,351
5.50%, 08/20/54	92,560	92,562,833
5.50%, 10/20/54	25,684	25,684,705
5.50%, 11/20/54	67,795	67,797,742
5.50%, 02/20/55	50,719	50,712,401
6.00%, 03/15/37	1,549	1,643,195
6.00%, 09/20/38	619	651,477
6.00%, 11/15/39	265	283,224
6.00%, 02/20/53	9,046	9,195,599
6.00%, 09/20/53	22,317	22,689,147
6.00%, 10/20/53	33,999	34,565,849
6.00%, 05/15/54(i)	94,300	95,371,926
6.00%, 06/20/54	50,737	51,430,177
6.00%, 07/20/54	84,351	85,389,710
6.00%, 08/20/54	189,947	192,284,592
6.00%, 09/20/54	162,261	164,149,268
6.00%, 01/20/55	64,781	65,578,784
6.00%, 04/20/55	62,644	63,428,062
6.50%, 10/20/38	920	985,175
6.50%, 03/20/53	12,275	12,605,791
6.50%, 05/20/53	10,802	11,092,384
6.50%, 05/15/54(i)	121,229	123,922,966
6.50%, 06/20/54	21,224	21,731,215
6.50%, 07/20/54	69,563	71,148,786
6.50%, 08/20/54	6,474	6,614,197
6.50%, 11/20/54	6,102	6,241,530
6.50%, 01/20/55	58,251	59,667,303
6.50%, 02/20/55	148,667	152,055,892
6.50%, 03/20/55	38,137	39,135,183
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	14,812	13,143,133
1.50%, 04/01/36	263	233,468
1.50%, 07/01/36	2,701	2,391,965
1.50%, 10/01/36	10,863	9,612,457
1.50%, 01/01/37	1,386	1,227,035
1.50%, 02/01/37	131,557	116,402,858
1.50%, 03/01/37	135,030	119,257,205
1.50%, 04/01/37	20,808	18,377,368
1.50%, 05/01/37	5,865	5,179,871
1.50%, 08/01/37	10,771	9,530,387
1.50%, 11/01/37	45,215	39,933,316
1.50%, 05/15/39(i)	123,138	108,662,863
1.50%, 11/01/50	81,560	61,553,003
1.50%, 01/01/51	22,829	17,196,512
1.50%, 04/01/51	8,274	6,240,316
1.50%, 05/01/51	92,563	69,805,904
1.50%, 07/01/51	126,947	95,732,111
1.50%, 11/01/51	82,786	62,394,300
1.50%, 04/01/52	8,572	6,462,690
1.50%, 05/13/55(i)	64,650	48,678,816
2.00%, 10/01/35	24,465	22,448,773
2.00%, 11/01/35	11,304	10,411,600
2.00%, 12/01/35	55,362	50,613,907
2.00%, 01/01/36	3,949	3,606,243
2.00%, 02/01/36	278,229	254,944,020
2.00%, 03/01/36	56,676	51,782,471

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 04/01/36	$390	$357,138
2.00%, 05/01/36	62,591	57,167,120
2.00%, 06/01/36	34,186	31,190,722
2.00%, 07/01/36	13,506	12,289,351
2.00%, 08/01/36	21,199	19,326,250
2.00%, 09/01/36	17,552	15,965,318
2.00%, 10/01/36	29,857	27,158,685
2.00%, 11/01/36	40,676	37,025,023
2.00%, 12/01/36	71,882	65,417,253
2.00%, 01/01/37	104,421	95,050,890
2.00%, 02/01/37	62,202	56,579,610
2.00%, 03/01/37	28,925	26,278,400
2.00%, 04/01/37	127,325	115,608,238
2.00%, 05/01/37	53,299	48,382,306
2.00%, 06/01/37	107,560	97,759,024
2.00%, 08/01/37	15,898	14,455,740
2.00%, 10/01/37	8,241	7,480,932
2.00%, 05/15/39(i)	158,264	143,739,815
2.00%, 05/01/50	27,781	22,267,034
2.00%, 06/01/50	61,927	49,619,889
2.00%, 07/01/50	53,563	42,902,829
2.00%, 09/01/50	58,998	47,349,211
2.00%, 10/01/50	143,765	115,242,875
2.00%, 11/01/50	2,289	1,830,036
2.00%, 12/01/50	209,139	168,528,179
2.00%, 01/01/51	89,789	72,529,499
2.00%, 02/01/51	429,742	343,393,666
2.00%, 03/01/51	441,032	352,721,100
2.00%, 04/01/51	510,883	408,859,490
2.00%, 05/01/51	103,492	82,965,258
2.00%, 06/01/51	261,610	209,522,953
2.00%, 07/01/51	275,118	220,041,139
2.00%, 08/01/51	150,881	120,079,347
2.00%, 09/01/51	46,563	37,019,980
2.00%, 10/01/51	626,336	499,526,726
2.00%, 11/01/51	486,688	388,184,239
2.00%, 12/01/51	411,375	327,865,372
2.00%, 01/01/52	219,680	175,054,967
2.00%, 02/01/52	524,201	416,802,532
2.00%, 03/01/52	455,826	361,885,335
2.00%, 04/01/52	79,441	63,096,542
2.00%, 05/01/52	51,399	40,906,945
2.00%, 06/01/52	72,675	57,758,205
2.00%, 07/01/52	9,221	7,340,328
2.00%, 08/01/52	7,746	6,148,574
2.00%, 10/01/52	71,649	57,009,696
2.00%, 12/01/53	22,462	17,829,177
2.00%, 05/13/55(i)	44,931	35,628,378
2.50%, 05/01/27	343	337,535
2.50%, 10/01/27	419	411,111
2.50%, 01/01/28	58	56,686
2.50%, 03/01/28	87	84,815
2.50%, 06/01/28	16	15,231
2.50%, 09/01/28	44	42,927
2.50%, 12/01/28	20	19,763
2.50%, 09/01/29	36	35,089
2.50%, 12/01/29	734	719,357
2.50%, 02/01/30	656	634,948
2.50%, 03/01/30	2,369	2,291,099
2.50%, 04/01/30	133	129,064
2.50%, 06/01/30	364	351,590
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 07/01/30	$718	$692,966
2.50%, 08/01/30	2,050	1,976,328
2.50%, 09/01/30	767	740,302
2.50%, 12/01/30	1,481	1,425,886
2.50%, 01/01/31	1,016	979,961
2.50%, 04/01/31	560	538,249
2.50%, 05/01/31	17	15,930
2.50%, 09/01/31	3,011	2,885,265
2.50%, 10/01/31	26,391	25,396,141
2.50%, 12/01/31	5,221	5,004,301
2.50%, 01/01/32	10,276	9,846,274
2.50%, 02/01/32	11,858	11,375,202
2.50%, 03/01/32	4,837	4,627,097
2.50%, 04/01/32	27,990	26,856,917
2.50%, 05/01/32	18,489	17,727,236
2.50%, 06/01/32	502	482,069
2.50%, 07/01/32	7,619	7,320,152
2.50%, 09/01/32	2,991	2,872,067
2.50%, 10/01/32	568	542,417
2.50%, 11/01/32	576	545,902
2.50%, 12/01/32	5,586	5,319,494
2.50%, 01/01/33	14,698	14,191,909
2.50%, 03/01/33	89	84,174
2.50%, 07/01/33	89	84,274
2.50%, 08/01/34	339	325,175
2.50%, 10/01/34	107	100,771
2.50%, 11/01/34	17,507	16,418,295
2.50%, 07/01/35	9,979	9,361,611
2.50%, 09/01/35	19,217	17,970,382
2.50%, 10/01/35	61,359	57,451,220
2.50%, 03/01/36	18,112	16,925,125
2.50%, 04/01/36	1,189	1,109,732
2.50%, 05/01/36	15,658	14,608,760
2.50%, 07/01/36	26,684	24,868,440
2.50%, 08/01/36	31,136	29,005,321
2.50%, 10/01/36	1,114	1,041,336
2.50%, 02/01/37	3,487	3,248,615
2.50%, 03/01/37	11,817	10,982,503
2.50%, 04/01/37	41,896	38,961,774
2.50%, 05/01/37	55,090	51,195,083
2.50%, 06/01/37	27,119	25,215,616
2.50%, 05/15/39(i)	190,652	177,115,001
2.50%, 05/01/43	185	163,034
2.50%, 02/01/47	655	560,409
2.50%, 04/01/47	8,159	6,982,252
2.50%, 12/01/47	159	135,748
2.50%, 05/01/50	81,605	68,478,647
2.50%, 07/01/50	38,072	32,365,557
2.50%, 08/01/50	54,951	46,572,682
2.50%, 09/01/50	134,059	113,218,607
2.50%, 10/01/50	162,545	136,906,720
2.50%, 11/01/50	189,224	159,279,346
2.50%, 12/01/50	72,680	60,693,935
2.50%, 01/01/51	136,037	113,679,428
2.50%, 02/01/51	52,193	43,747,427
2.50%, 03/01/51	66,513	55,457,596
2.50%, 04/01/51	49,788	41,602,460
2.50%, 05/01/51	46,127	38,679,664
2.50%, 06/01/51	6,431	5,374,718
2.50%, 07/01/51	269,524	225,423,423
2.50%, 08/01/51	282,445	236,876,616

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 09/01/51	$130,784	$109,541,391
2.50%, 10/01/51	208,415	174,571,146
2.50%, 11/01/51	87,712	73,596,461
2.50%, 12/01/51	389,347	326,617,901
2.50%, 01/01/52	433,699	361,969,062
2.50%, 02/01/52	340,118	284,113,798
2.50%, 03/01/52	228,235	190,289,133
2.50%, 04/01/52	277,988	231,799,761
2.50%, 05/01/52	105,511	87,856,897
2.50%, 06/01/52	12,290	10,232,532
2.50%, 07/01/52	160,296	133,499,261
2.50%, 08/01/52	10,437	8,690,134
2.50%, 04/01/53	129,229	107,595,591
2.50%, 01/01/54	29,446	24,590,513
2.50%, 05/15/54(i)	64,077	53,258,514
3.00%, 11/01/25	9	8,440
3.00%, 10/01/26	16	15,924
3.00%, 01/01/27	446	440,347
3.00%, 02/01/27	5	4,908
3.00%, 10/01/27	887	874,691
3.00%, 11/01/27	493	485,721
3.00%, 12/01/27	32	31,957
3.00%, 03/01/29	74	72,630
3.00%, 07/01/29	111	109,030
3.00%, 09/01/29	59	57,804
3.00%, 10/01/29	17	16,959
3.00%, 01/01/30	43	42,315
3.00%, 03/01/30	16,334	16,049,885
3.00%, 04/01/30	2,071	2,020,872
3.00%, 06/01/30	290	284,421
3.00%, 07/01/30	1,714	1,670,854
3.00%, 08/01/30	6,141	5,983,776
3.00%, 09/01/30	8,100	7,895,608
3.00%, 10/01/30	3,547	3,453,350
3.00%, 11/01/30	882	859,003
3.00%, 12/01/30	2,529	2,459,356
3.00%, 01/01/31	8,123	7,930,714
3.00%, 02/01/31	5,853	5,704,534
3.00%, 03/01/31	4,026	3,916,728
3.00%, 04/01/31	628	611,054
3.00%, 05/01/31	185	179,825
3.00%, 06/01/31	3,593	3,492,892
3.00%, 07/01/31	1,021	990,307
3.00%, 09/01/31	3,411	3,315,995
3.00%, 10/01/31	664	644,849
3.00%, 12/01/31	4,901	4,811,088
3.00%, 01/01/32	6,054	5,876,973
3.00%, 02/01/32	11,222	10,904,862
3.00%, 03/01/32	1,629	1,579,078
3.00%, 04/01/32	113	109,861
3.00%, 05/01/32	2,509	2,423,548
3.00%, 06/01/32	3,646	3,546,241
3.00%, 08/01/32	2,253	2,183,280
3.00%, 09/01/32	623	605,367
3.00%, 11/01/32	3,812	3,692,134
3.00%, 12/01/32	7,577	7,328,880
3.00%, 02/01/33	4,033	3,904,113
3.00%, 05/01/33	374	360,079
3.00%, 09/01/33	282	271,971
3.00%, 10/01/33	3,641	3,509,761
3.00%, 07/01/34	2,911	2,794,547
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/34	$331	$316,904
3.00%, 09/01/34	4,246	4,077,508
3.00%, 11/01/34	2,912	2,792,280
3.00%, 12/01/34	10,624	10,164,120
3.00%, 03/01/35	2,819	2,703,115
3.00%, 04/01/35	17,635	16,889,244
3.00%, 06/01/35	412	394,266
3.00%, 07/01/35	2,285	2,190,882
3.00%, 09/01/35	11,356	11,042,181
3.00%, 10/01/35	7,292	6,982,284
3.00%, 12/01/35	4,484	4,323,950
3.00%, 02/01/37	5,521	5,252,515
3.00%, 04/01/37	9,388	8,913,300
3.00%, 06/01/37	1,672	1,608,231
3.00%, 07/01/37	13,905	13,244,913
3.00%, 09/01/37	2,252	2,142,323
3.00%, 07/01/38	18,047	17,133,419
3.00%, 11/01/38	59,520	56,507,897
3.00%, 08/01/42	197	179,115
3.00%, 09/01/42	67	61,010
3.00%, 10/01/42	2,853	2,594,094
3.00%, 11/01/42	2,221	2,019,659
3.00%, 12/01/42	11,884	10,805,194
3.00%, 01/01/43	5,602	5,093,688
3.00%, 02/01/43	203	184,656
3.00%, 03/01/43	8,590	7,804,712
3.00%, 04/01/43	9,237	8,392,773
3.00%, 05/01/43	3,396	3,086,432
3.00%, 06/01/43	1,873	1,701,609
3.00%, 07/01/43	1,321	1,200,528
3.00%, 08/01/43	2,262	2,055,392
3.00%, 09/01/43	5,508	5,004,057
3.00%, 01/01/44	7,588	6,894,085
3.00%, 10/01/44	23,917	21,729,504
3.00%, 12/01/44	6	5,330
3.00%, 01/01/45	2,420	2,198,192
3.00%, 02/01/45	232	208,472
3.00%, 03/01/45	10,272	9,332,904
3.00%, 04/01/45	85	75,803
3.00%, 05/01/45	9,978	8,990,243
3.00%, 06/01/45	52	46,105
3.00%, 08/01/45	111	98,866
3.00%, 09/01/45	772	688,045
3.00%, 11/01/45	1,708	1,524,400
3.00%, 12/01/45	186	165,891
3.00%, 01/01/46	445	396,758
3.00%, 04/01/46	2,660	2,373,126
3.00%, 06/01/46	51	45,590
3.00%, 07/01/46	64,495	57,547,087
3.00%, 08/01/46	11,211	9,971,534
3.00%, 10/01/46	3,449	3,064,638
3.00%, 11/01/46	42,917	38,246,053
3.00%, 12/01/46	96,284	85,598,809
3.00%, 01/01/47	35,877	31,930,101
3.00%, 02/01/47	59,148	52,568,997
3.00%, 03/01/47	32,073	28,505,691
3.00%, 05/01/47	1,211	1,076,496
3.00%, 07/01/47	14,636	13,008,624
3.00%, 08/01/47	4,532	4,027,452
3.00%, 12/01/47	23,171	20,612,378
3.00%, 03/01/48	3,706	3,295,029

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/48	$109	$94,561
3.00%, 09/01/48	358	318,115
3.00%, 11/01/48	41,039	36,480,686
3.00%, 02/01/49	18,819	16,791,360
3.00%, 09/01/49	8,597	7,592,811
3.00%, 11/01/49	13,763	12,120,826
3.00%, 12/01/49	26,646	23,447,023
3.00%, 02/01/50	7,117	6,201,124
3.00%, 03/01/50	17,425	15,339,556
3.00%, 04/01/50	14,725	12,952,112
3.00%, 06/01/50	47,729	41,894,023
3.00%, 07/01/50	47,574	41,734,569
3.00%, 08/01/50	44,228	39,090,239
3.00%, 09/01/50	9,126	8,001,011
3.00%, 10/01/50	126,220	109,977,438
3.00%, 11/01/50	17,130	15,016,111
3.00%, 12/01/50	7,911	6,932,397
3.00%, 01/01/51	24,832	21,841,679
3.00%, 03/01/51	3,790	3,318,101
3.00%, 05/01/51	60,473	53,486,921
3.00%, 06/01/51	70,701	61,897,885
3.00%, 07/01/51	39,576	34,683,033
3.00%, 08/01/51	55,685	48,539,925
3.00%, 10/01/51	7,756	6,728,888
3.00%, 11/01/51	16,329	14,245,739
3.00%, 12/01/51	22,670	19,895,165
3.00%, 01/01/52	71,932	62,751,116
3.00%, 02/01/52	85,858	75,336,589
3.00%, 02/25/52(i)	111,847	97,050,141
3.00%, 03/01/52	124,618	108,611,376
3.00%, 04/01/52	173,263	151,458,804
3.00%, 05/01/52	98,547	85,747,838
3.00%, 07/01/52	205,325	178,212,775
3.00%, 08/01/52	26,945	23,580,409
3.00%, 10/01/53	27,201	23,600,525
3.50%, 10/01/25	12	11,548
3.50%, 01/01/27	66	65,087
3.50%, 11/01/28	57	56,688
3.50%, 01/01/29	107	105,519
3.50%, 11/01/29	49	48,392
3.50%, 12/01/29	468	462,125
3.50%, 07/01/30	2,752	2,714,356
3.50%, 10/01/30	723	713,273
3.50%, 11/01/30	187	183,464
3.50%, 03/01/31	1,387	1,363,582
3.50%, 06/01/31	3,803	3,745,084
3.50%, 01/01/32	5,327	5,230,543
3.50%, 02/01/32	673	659,946
3.50%, 05/01/32	2,671	2,618,588
3.50%, 06/01/32	2,501	2,452,551
3.50%, 07/01/32	973	952,210
3.50%, 08/01/32	611	598,848
3.50%, 09/01/32	1,324	1,300,322
3.50%, 10/01/32	563	551,817
3.50%, 11/01/32	713	698,986
3.50%, 12/01/32	86	84,075
3.50%, 02/01/33	423	412,887
3.50%, 03/01/33	3,079	3,018,009
3.50%, 04/01/33	3,694	3,620,883
3.50%, 05/01/33	2,772	2,712,081
3.50%, 06/01/33	3,291	3,215,523
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/33	$452	$441,088
3.50%, 01/01/34	847	825,140
3.50%, 02/01/34	15,913	15,565,506
3.50%, 03/01/34	458	446,569
3.50%, 04/01/34	1,202	1,176,560
3.50%, 05/01/34	1,469	1,430,625
3.50%, 07/01/34	1,972	1,947,503
3.50%, 08/01/34	3,990	3,884,667
3.50%, 01/01/35	2,822	2,747,010
3.50%, 05/01/35	221	216,371
3.50%, 09/01/37	23,171	22,378,021
3.50%, 07/01/38	31,540	30,390,351
3.50%, 08/01/38	776	743,300
3.50%, 09/01/38	1,340	1,282,395
3.50%, 11/01/38	19,711	18,992,426
3.50%, 05/15/39(i)	4,166	4,012,824
3.50%, 11/01/40	205	192,759
3.50%, 02/01/41	222	208,312
3.50%, 02/01/42	6,473	6,080,088
3.50%, 03/01/42	48	45,191
3.50%, 04/01/42	23	21,716
3.50%, 05/01/42	2,196	2,056,000
3.50%, 08/01/42	369	345,455
3.50%, 09/01/42	13,155	12,312,797
3.50%, 11/01/42	8,082	7,564,537
3.50%, 12/01/42	2,836	2,654,563
3.50%, 01/01/43	79	73,542
3.50%, 02/01/43	425	397,831
3.50%, 04/01/43	74	69,227
3.50%, 05/01/43	104	97,262
3.50%, 06/01/43	2,920	2,727,993
3.50%, 08/01/43	58	54,127
3.50%, 10/01/43	3,210	3,004,774
3.50%, 09/01/44	184	170,599
3.50%, 10/01/44	3,778	3,528,787
3.50%, 01/01/45	92	86,005
3.50%, 02/01/45	4,608	4,304,817
3.50%, 03/01/45	17,623	16,244,015
3.50%, 05/01/45	19,840	18,308,327
3.50%, 06/01/45	76	69,920
3.50%, 07/01/45	8,157	7,527,064
3.50%, 08/01/45	3,167	2,922,225
3.50%, 10/01/45	1,634	1,529,475
3.50%, 11/01/45	231	213,791
3.50%, 12/01/45	30,644	28,276,441
3.50%, 01/01/46	13,222	12,275,113
3.50%, 02/01/46	13,982	12,901,549
3.50%, 03/01/46	16,960	15,711,821
3.50%, 04/01/46	2,334	2,136,440
3.50%, 05/01/46	14,093	12,983,673
3.50%, 06/01/46	2,699	2,477,996
3.50%, 07/01/46	22,628	20,840,408
3.50%, 08/01/46	7,311	6,721,712
3.50%, 09/01/46	5,754	5,257,164
3.50%, 10/01/46	8,341	7,679,226
3.50%, 11/01/46	11,799	10,870,864
3.50%, 12/01/46	50,383	46,495,479
3.50%, 01/01/47	26,335	24,332,196
3.50%, 02/01/47	11,290	10,411,782
3.50%, 04/01/47	10,421	9,580,784
3.50%, 05/01/47	11,857	10,900,765

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/47	$3,819	$3,517,510
3.50%, 07/01/47	57,940	53,233,739
3.50%, 08/01/47	7,227	6,638,072
3.50%, 09/01/47	3,138	2,880,931
3.50%, 10/01/47	10,130	9,336,436
3.50%, 11/01/47	8,228	7,600,330
3.50%, 12/01/47	14,284	13,116,107
3.50%, 01/01/48	31,084	28,574,006
3.50%, 02/01/48	65,761	60,424,254
3.50%, 03/01/48	2,099	1,924,400
3.50%, 04/01/48	9,519	8,743,289
3.50%, 05/01/48	26,044	23,852,845
3.50%, 06/01/48	2,814	2,575,163
3.50%, 07/01/48	2,203	2,026,424
3.50%, 11/01/48	38,359	35,128,865
3.50%, 02/01/49	86	78,431
3.50%, 03/01/49	1,244	1,137,977
3.50%, 04/01/49	1,858	1,697,736
3.50%, 05/01/49	1,439	1,304,028
3.50%, 06/01/49	71,637	65,749,348
3.50%, 07/01/49	10,985	10,019,909
3.50%, 09/01/49	15,612	14,240,506
3.50%, 04/01/50	40,113	36,735,669
3.50%, 05/01/50	15,805	14,416,966
3.50%, 06/01/50	4,549	4,147,620
3.50%, 07/01/50	20,154	18,305,095
3.50%, 02/01/51	25,403	23,174,760
3.50%, 05/01/51	6,381	5,823,462
3.50%, 07/01/51	3,388	3,076,784
3.50%, 09/01/51	1,167	1,064,007
3.50%, 01/01/52	3,580	3,263,717
3.50%, 03/25/52(i)	141,136	127,359,386
3.50%, 04/01/52	156,167	142,346,588
3.50%, 05/01/52	139,239	126,018,152
3.50%, 06/01/52	64,200	58,360,539
3.50%, 07/01/52	39,103	35,550,877
3.50%, 08/01/52	3,955	3,598,961
3.50%, 09/01/52	61,675	55,662,421
3.50%, 04/01/53	8,367	7,616,376
3.50%, 05/01/53	49,865	45,063,307
4.00%, 10/01/25	26	25,954
4.00%, 11/01/25	0	4
4.00%, 03/01/26	32	31,913
4.00%, 06/01/26	66	66,026
4.00%, 09/01/26	27	26,746
4.00%, 12/01/30	683	678,805
4.00%, 01/01/31	239	237,580
4.00%, 02/01/31	178	176,752
4.00%, 10/01/31	805	799,356
4.00%, 02/01/32	1,096	1,087,347
4.00%, 07/01/32	730	726,154
4.00%, 05/01/33	3,249	3,219,928
4.00%, 06/01/33	562	556,906
4.00%, 07/01/33	929	919,937
4.00%, 12/01/33	822	817,765
4.00%, 07/01/37	4,019	3,930,627
4.00%, 08/01/37	4,161	4,069,496
4.00%, 09/01/37	5,578	5,455,279
4.00%, 11/01/37	8,011	7,834,901
4.00%, 02/01/38	4,210	4,117,673
4.00%, 04/01/38	3,555	3,471,275
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/01/38	$6,634	$6,477,894
4.00%, 06/01/38	5,534	5,408,331
4.00%, 07/01/38	13,607	13,286,401
4.00%, 11/01/38	2,335	2,279,672
4.00%, 05/15/39(i)	21,865	21,354,198
4.00%, 11/01/39	49,822	48,624,568
4.00%, 12/01/39	84,456	82,426,428
4.00%, 12/01/40	18	17,000
4.00%, 12/01/41	930	902,817
4.00%, 03/01/42	1,978	1,907,378
4.00%, 06/01/42	1,576	1,530,639
4.00%, 07/01/42	55	52,813
4.00%, 09/01/43	96	91,959
4.00%, 10/01/43	66	63,648
4.00%, 04/01/44	32	30,584
4.00%, 05/01/44	2,171	2,080,396
4.00%, 06/01/44	3,474	3,374,194
4.00%, 10/01/44	976	939,404
4.00%, 12/01/44	7,440	7,130,235
4.00%, 01/01/45	10,411	10,026,946
4.00%, 02/01/45	31,846	30,677,674
4.00%, 03/01/45	4,990	4,770,108
4.00%, 05/01/45	9,181	8,747,658
4.00%, 06/01/45	4,936	4,747,315
4.00%, 07/01/45	398	378,991
4.00%, 08/01/45	332	316,284
4.00%, 09/01/45	695	662,551
4.00%, 11/01/45	122	115,911
4.00%, 12/01/45	741	705,886
4.00%, 01/01/46	636	605,868
4.00%, 02/01/46	1,145	1,088,644
4.00%, 03/01/46	1,419	1,349,430
4.00%, 04/01/46	1,928	1,831,386
4.00%, 05/01/46	2,512	2,386,302
4.00%, 06/01/46	15,765	15,108,628
4.00%, 07/01/46	18,892	17,970,294
4.00%, 08/01/46	3,328	3,162,241
4.00%, 09/01/46	131	124,088
4.00%, 10/01/46	3,449	3,308,996
4.00%, 11/01/46	1,114	1,063,268
4.00%, 02/01/47	2,565	2,442,333
4.00%, 03/01/47	1,978	1,871,654
4.00%, 04/01/47	5,353	5,072,640
4.00%, 05/01/47	4,977	4,720,738
4.00%, 06/01/47	9,616	9,131,459
4.00%, 07/01/47	15,145	14,353,942
4.00%, 08/01/47	12,693	12,043,062
4.00%, 09/01/47	13,088	12,410,823
4.00%, 10/01/47	11,454	10,881,074
4.00%, 11/01/47	5,839	5,531,782
4.00%, 12/01/47	8,881	8,414,391
4.00%, 01/01/48	1,772	1,678,624
4.00%, 02/01/48	18,776	17,786,814
4.00%, 04/01/48	19,584	18,509,943
4.00%, 05/01/48	1,594	1,506,543
4.00%, 07/01/48	2,426	2,292,602
4.00%, 09/01/48	9,788	9,249,942
4.00%, 10/01/48	6,987	6,617,516
4.00%, 11/01/48	20,851	19,704,123
4.00%, 01/01/49	2,649	2,504,791
4.00%, 02/01/49	2,833	2,673,981

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/01/49	$33,208	$31,374,998
4.00%, 04/01/49	9,550	9,040,482
4.00%, 05/01/49	7,337	6,946,554
4.00%, 06/01/49	28,226	26,706,670
4.00%, 07/01/49	50,343	47,591,789
4.00%, 08/01/49	823	779,795
4.00%, 10/01/49	1,597	1,504,498
4.00%, 11/01/49	37,771	35,478,222
4.00%, 12/01/49	3,095	2,918,030
4.00%, 01/01/50	17,382	16,426,010
4.00%, 02/01/50	505	476,218
4.00%, 05/01/50	8,999	8,485,554
4.00%, 11/01/50	3,901	3,678,898
4.00%, 03/01/51	7,012	6,612,373
4.00%, 05/01/51	17,966	16,978,178
4.00%, 08/01/51	1,217	1,147,548
4.00%, 10/01/51	3,454	3,257,115
4.00%, 11/01/51	8,340	7,863,811
4.00%, 04/01/52	14,519	13,570,613
4.00%, 05/01/52	35,201	33,003,085
4.00%, 06/01/52	44,288	41,410,067
4.00%, 06/25/52(i)	191,040	178,019,468
4.00%, 07/01/52	127,064	119,028,864
4.00%, 08/01/52	171,018	159,804,501
4.00%, 09/01/52	19,206	17,935,389
4.00%, 10/01/52	29,138	27,417,883
4.00%, 11/01/52	4,006	3,750,475
4.00%, 12/01/52	54,811	51,165,822
4.00%, 02/01/53	27,513	25,933,643
4.00%, 03/01/53	5,044	4,705,178
4.00%, 04/01/53	3,910	3,669,138
4.00%, 07/01/53	5,991	5,595,618
4.50%, 06/01/25	9	8,918
4.50%, 08/01/31	715	717,193
4.50%, 08/01/34	232	232,250
4.50%, 05/15/39(i)	4,200	4,168,648
4.50%, 09/01/40	2,289	2,274,345
4.50%, 12/01/40	1,249	1,241,224
4.50%, 01/01/41	2,623	2,606,000
4.50%, 05/01/41	1,574	1,563,024
4.50%, 06/01/41	9,191	9,244,956
4.50%, 08/01/41	3,526	3,497,180
4.50%, 09/01/41	1,120	1,110,988
4.50%, 01/01/42	1,204	1,193,415
4.50%, 09/01/42	1,089	1,076,793
4.50%, 08/01/43	2,024	2,004,016
4.50%, 12/01/43	61	60,156
4.50%, 03/01/44	11	11,163
4.50%, 04/01/44	3,236	3,186,337
4.50%, 06/01/44	614	608,978
4.50%, 12/01/44	234	229,941
4.50%, 02/01/45	1,275	1,255,081
4.50%, 08/01/45	1,786	1,758,136
4.50%, 10/01/45	313	307,950
4.50%, 11/01/45	177	173,672
4.50%, 12/01/45	555	544,673
4.50%, 01/01/46	70	68,884
4.50%, 02/01/46	6,446	6,405,840
4.50%, 03/01/46	1,095	1,087,242
4.50%, 04/01/46	223	217,924
4.50%, 05/01/46	74	72,882
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/01/46	$4	$3,736
4.50%, 07/01/46	26	25,408
4.50%, 08/01/46	1,629	1,601,433
4.50%, 09/01/46	617	605,272
4.50%, 10/01/46	745	728,525
4.50%, 01/01/47	347	338,315
4.50%, 02/01/47	123	119,367
4.50%, 03/01/47	1,458	1,423,082
4.50%, 04/01/47	4,416	4,313,836
4.50%, 06/01/47	2,449	2,387,812
4.50%, 07/01/47	16	15,698
4.50%, 08/01/47	192	186,675
4.50%, 10/01/47	5,804	5,669,325
4.50%, 01/01/48	8,358	8,113,412
4.50%, 02/01/48	842	820,958
4.50%, 03/01/48	4,537	4,410,131
4.50%, 04/01/48	5,914	5,749,730
4.50%, 05/01/48	887	873,391
4.50%, 06/01/48	2,893	2,823,349
4.50%, 07/01/48	1,803	1,750,275
4.50%, 08/01/48	8,163	7,962,931
4.50%, 09/01/48	249	241,497
4.50%, 10/01/48	10,526	10,226,822
4.50%, 11/01/48	3,919	3,804,303
4.50%, 12/01/48	14,793	14,398,950
4.50%, 01/01/49	4,866	4,723,719
4.50%, 02/01/49	9,362	9,089,018
4.50%, 03/01/49	594	579,662
4.50%, 04/01/49	10,726	10,464,780
4.50%, 05/01/49	8,945	8,675,682
4.50%, 07/01/49	776	751,257
4.50%, 08/01/49	142	137,665
4.50%, 05/01/50	2,299	2,241,800
4.50%, 09/01/50	32,108	31,166,215
4.50%, 05/01/52	8,760	8,502,254
4.50%, 06/01/52	72,428	69,545,389
4.50%, 07/01/52	6,622	6,355,347
4.50%, 08/01/52	25,645	24,654,069
4.50%, 09/01/52	64,627	62,144,191
4.50%, 10/01/52	91,703	88,321,728
4.50%, 11/01/52	37,492	35,939,397
4.50%, 12/01/52	152,456	146,688,978
4.50%, 02/01/53	24,791	23,776,825
4.50%, 04/01/53	27,525	26,402,033
4.50%, 05/01/53	10,342	9,914,100
4.50%, 07/01/53	5,222	5,022,375
4.50%, 08/01/53	22,033	21,131,269
4.50%, 11/01/53	22,911	21,911,449
4.50%, 03/01/54	3,863	3,694,870
4.50%, 04/01/54	32,165	30,756,712
4.50%, 11/01/54	40,166	38,408,018
4.50%, 12/01/54	34,747	33,259,109
4.50%, 05/13/55(i)	190,070	181,754,496
5.00%, 09/01/33	64	65,219
5.00%, 11/01/33	1,865	1,901,909
5.00%, 06/01/35	95	97,134
5.00%, 10/01/35	38	38,317
5.00%, 12/01/36	28	28,653
5.00%, 05/01/39	18	18,490
5.00%, 05/15/39(i)	975	980,193
5.00%, 06/01/39	383	390,021

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 12/01/39	$66	$66,552
5.00%, 01/01/40	1	1,503
5.00%, 03/01/40	1,042	1,055,215
5.00%, 04/01/40	168	169,841
5.00%, 05/01/40	11	11,291
5.00%, 06/01/40	98	99,719
5.00%, 07/01/40	717	725,771
5.00%, 08/01/40	886	900,214
5.00%, 09/01/40	7	6,995
5.00%, 10/01/40	31	31,570
5.00%, 04/01/41	462	469,361
5.00%, 05/01/41	1,788	1,810,192
5.00%, 06/01/41	492	496,701
5.00%, 08/01/41	893	902,476
5.00%, 10/01/41	2,216	2,238,076
5.00%, 01/01/42	11,810	11,957,083
5.00%, 05/01/42	4,223	4,275,521
5.00%, 09/01/47	317	316,222
5.00%, 02/01/48	1,501	1,497,391
5.00%, 03/01/48	1,247	1,244,900
5.00%, 04/01/48	1,819	1,814,644
5.00%, 05/01/48	1,490	1,485,547
5.00%, 07/01/48	1,971	1,966,415
5.00%, 09/01/48	1,319	1,314,801
5.00%, 01/01/49	108	107,264
5.00%, 04/01/49	5,767	5,752,581
5.00%, 05/01/49	225	224,702
5.00%, 09/01/49	60	60,099
5.00%, 10/01/49	174	173,253
5.00%, 07/01/50	3,530	3,520,802
5.00%, 08/01/52	13,048	12,896,690
5.00%, 09/01/52	22,586	22,329,290
5.00%, 10/01/52	28,198	27,856,962
5.00%, 11/01/52	38,823	38,311,047
5.00%, 12/01/52	49,283	48,631,465
5.00%, 01/01/53	41,508	40,904,536
5.00%, 02/01/53	68,479	67,306,287
5.00%, 03/01/53	49,949	49,303,323
5.00%, 04/01/53	92,380	90,741,032
5.00%, 05/01/53	70,961	69,747,474
5.00%, 06/01/53	141,288	139,179,089
5.00%, 07/01/53	57,494	56,598,784
5.00%, 08/01/53	41,391	40,677,480
5.00%, 09/01/53	23,130	22,691,670
5.00%, 11/01/53	11,934	11,713,221
5.00%, 12/01/53	14,427	14,146,555
5.00%, 01/01/54	6,467	6,341,838
5.00%, 02/01/54	48,029	47,062,885
5.00%, 04/01/54	17,423	17,177,518
5.00%, 05/15/54(i)	78,820	77,150,416
5.00%, 06/01/54	17,755	17,478,753
5.00%, 10/01/54	40,913	40,124,687
5.00%, 11/01/54	78,663	77,030,027
5.00%, 12/01/54	51,248	50,488,566
5.00%, 01/01/55	106,767	104,607,923
5.00%, 02/01/55	10,060	9,879,408
5.50%, 05/01/33	682	702,552
5.50%, 11/01/33	1,419	1,461,243
5.50%, 09/01/34	2,177	2,256,048
5.50%, 09/01/36	151	155,580
5.50%, 03/01/38	135	139,384
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 06/01/38	$3,831	$3,949,853
5.50%, 11/01/38	322	331,856
5.50%, 07/01/40	924	954,401
5.50%, 09/01/41	22,736	23,412,617
5.50%, 01/01/47	1,855	1,920,121
5.50%, 12/01/48	174	177,277
5.50%, 09/01/52	11,378	11,538,716
5.50%, 11/01/52	21,806	21,936,796
5.50%, 12/01/52	54,256	54,853,309
5.50%, 01/01/53	73,569	74,359,966
5.50%, 02/01/53	72,329	72,778,751
5.50%, 03/01/53	72,619	73,161,912
5.50%, 04/01/53	97,045	97,347,387
5.50%, 05/01/53	145,787	145,960,672
5.50%, 06/01/53	35,183	35,372,442
5.50%, 07/01/53	42,455	42,704,130
5.50%, 08/01/53	38,193	38,236,145
5.50%, 09/01/53	85,562	85,522,108
5.50%, 10/01/53	46,371	46,356,823
5.50%, 11/01/53	35,015	35,158,534
5.50%, 02/01/54	89,307	89,237,995
5.50%, 03/01/54	81,865	81,994,443
5.50%, 04/01/54	76,866	76,829,517
5.50%, 05/01/54	52,726	52,815,092
5.50%, 06/01/54	24,121	24,154,975
5.50%, 07/01/54	13,193	13,304,319
5.50%, 08/01/54	61,476	61,631,672
5.50%, 09/01/54	7,475	7,543,212
5.50%, 10/01/54	11,996	12,003,176
5.50%, 11/01/54	103,203	103,998,419
5.50%, 01/01/55	55,077	54,976,538
5.50%, 05/15/55(i)	95,230	95,024,419
6.00%, 03/01/34	1,157	1,201,361
6.00%, 05/01/34	92	95,755
6.00%, 08/01/34	197	205,334
6.00%, 11/01/34	64	66,861
6.00%, 09/01/36	295	308,350
6.00%, 08/01/37	716	750,914
6.00%, 03/01/38	244	256,075
6.00%, 05/01/38	115	120,401
6.00%, 09/01/38	95	99,526
6.00%, 06/01/39	1,692	1,761,997
6.00%, 10/01/39	121	126,517
6.00%, 07/01/41	962	1,007,396
6.00%, 02/01/49	4,740	4,962,654
6.00%, 11/01/52	2,741	2,799,991
6.00%, 01/01/53	11,203	11,571,530
6.00%, 04/01/53	2,371	2,446,073
6.00%, 05/01/53	3,101	3,192,958
6.00%, 06/01/53	14,918	15,249,404
6.00%, 07/01/53	91,266	93,252,226
6.00%, 08/01/53	188,296	192,997,307
6.00%, 09/01/53	85,910	87,799,148
6.00%, 10/01/53	21,069	21,444,917
6.00%, 11/01/53	93,147	95,039,334
6.00%, 12/01/53	13,663	13,966,020
6.00%, 01/01/54	6,633	6,746,667
6.00%, 02/01/54	27,482	27,980,557
6.00%, 03/01/54	20,667	21,097,636
6.00%, 04/01/54	50,127	51,172,821
6.00%, 06/01/54	22,511	22,913,069

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 07/01/54	$23,837	$24,314,636
6.00%, 08/01/54	139,789	142,598,448
6.00%, 09/01/54	37,110	37,798,597
6.00%, 10/01/54	136,257	138,557,700
6.00%, 11/01/54	19,477	19,817,977
6.00%, 01/01/55	18,767	19,084,796
6.00%, 02/01/55	37,469	38,085,334
6.00%, 03/01/55	8,879	9,067,224
6.00%, 05/15/55(i)	58,825	59,672,738
6.50%, 08/01/36	19	20,121
6.50%, 09/01/36	133	141,441
6.50%, 10/01/36	18	19,570
6.50%, 12/01/36	31	32,835
6.50%, 07/01/37	33	34,696
6.50%, 08/01/37	1,505	1,606,963
6.50%, 10/01/37	57	60,400
6.50%, 11/01/37	14	14,509
6.50%, 12/01/37	458	486,694
6.50%, 06/01/38	14	15,352
6.50%, 10/01/39	407	434,874
6.50%, 05/01/40	13	13,600
6.50%, 07/01/53	6,575	6,850,675
6.50%, 09/01/53	33,033	34,271,464
6.50%, 10/01/53	73,228	76,174,214
6.50%, 11/01/53	95,462	98,877,937
6.50%, 12/01/53	177,524	184,888,531
6.50%, 01/01/54	84,860	88,229,355
6.50%, 02/01/54	41,628	43,428,300
6.50%, 03/01/54	23,735	24,642,524
6.50%, 04/01/54	18,131	18,807,346
6.50%, 05/01/54	4,965	5,132,907
6.50%, 06/01/54	22,529	23,368,296
6.50%, 07/01/54	15,294	15,885,657
6.50%, 08/01/54	48,003	49,705,996
6.50%, 09/01/54	7,204	7,471,323
6.50%, 01/01/55	22,286	23,076,701
6.50%, 02/01/55	33,537	34,925,895
6.50%, 04/01/55	15,603	16,138,516
6.50%, 05/15/55(i)	1,425	1,467,422
7.00%, 04/01/37	495	537,437
		31,244,669,628
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
1.25%, 12/21/26	180	172,964
2.13%, 12/14/29	70	65,004
3.13%, 06/13/25	980	978,420
3.25%, 11/16/28(b)	25,470	25,144,698
4.25%, 12/10/27	75	76,136
5.50%, 07/15/36	7,900	8,604,647
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	83,362,094
6.75%, 03/15/31	21,820	25,033,651
Federal National Mortgage Association
0.38%, 08/25/25	24,991	24,680,217
0.88%, 08/05/30	17,530	15,046,364
1.88%, 09/24/26	1,285	1,252,508
5.63%, 07/15/37	795	876,555
6.25%, 05/15/29	580	635,631
6.63%, 11/15/30	8,180	9,290,723
7.13%, 01/15/30	10,000	11,443,304
7.25%, 05/15/30	17,396	20,146,395
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
1.50%, 09/15/31	$1,000	$852,331
3.50%, 12/15/42	525	430,886
4.63%, 09/15/60	1,000	868,128
4.88%, 01/15/48	8,035	7,635,491
5.25%, 09/15/39	458	479,304
5.25%, 02/01/55	1,600	1,563,437
5.50%, 06/15/38	10,000	10,693,544
5.88%, 04/01/36	95	105,236
6.15%, 01/15/38	3,553	4,024,368
7.13%, 05/01/30	3,556	4,082,158
Series B, 4.70%, 07/15/33	1,500	1,532,580
Series E, 6.75%, 11/01/25	7,000	7,085,158
		266,161,932
U.S. Government Obligations — 44.8%
U.S. Treasury Note/Bond
0.38%, 07/31/27	119,701	111,452,853
0.38%, 09/30/27	105,000	97,248,047
0.50%, 04/30/27	93,800	88,230,625
0.50%, 05/31/27	108,400	101,684,282
0.50%, 06/30/27	136,901	128,130,780
0.50%, 08/31/27	155,022	144,388,925
0.50%, 10/31/27	202,200	187,350,937
0.63%, 07/31/26	76,400	73,463,375
0.63%, 03/31/27	75,600	71,453,813
0.63%, 11/30/27	197,000	182,702,110
0.63%, 12/31/27	187,400	173,374,281
0.63%, 05/15/30	270,400	232,058,126
0.63%, 08/15/30	396,000	336,816,564
0.75%, 03/31/26	20,499	19,917,661
0.75%, 04/30/26	94,000	91,113,907
0.75%, 05/31/26	71,500	69,145,527
0.75%, 08/31/26	244,200	234,689,555
0.75%, 01/31/28	422,276	391,133,145
0.88%, 06/30/26	170,000	164,295,703
0.88%, 09/30/26	190,610	183,149,406
0.88%, 11/15/30	263,800	225,713,875
1.00%, 07/31/28	218,112	200,816,401
1.13%, 10/31/26	171,100	164,697,118
1.13%, 02/28/27	40,300	38,533,727
1.13%, 02/29/28	132,340	123,644,849
1.13%, 08/31/28	273,600	252,396,000
1.13%, 02/15/31	257,200	221,935,470
1.13%, 05/15/40	156,499	97,934,140
1.13%, 08/15/40	108,000	66,892,500
1.25%, 11/30/26	214,900	206,908,406
1.25%, 12/31/26	191,230	183,804,899
1.25%, 03/31/28	216,000	202,128,750
1.25%, 04/30/28	205,432	191,854,229
1.25%, 05/31/28	229,110	213,537,680
1.25%, 06/30/28	212,175	197,389,055
1.25%, 09/30/28	317,000	293,076,406
1.25%, 08/15/31	468,900	400,506,541
1.25%, 05/15/50	205,900	100,183,219
1.38%, 08/31/26	42,500	41,190,137
1.38%, 10/31/28	185,000	171,414,062
1.38%, 12/31/28	196,730	181,621,752
1.38%, 11/15/31	673,447	575,586,733
1.38%, 11/15/40	284,800	182,939,500
1.38%, 08/15/50	118,100	58,939,281
1.50%, 08/15/26	321,956	312,750,071

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.50%, 01/31/27	$325,280	$313,475,895
1.50%, 11/30/28	284,200	264,039,562
1.50%, 02/15/30	83,185	75,191,441
1.63%, 05/15/26	270,000	263,830,079
1.63%, 09/30/26	44,500	43,224,102
1.63%, 10/31/26	76,300	73,996,098
1.63%, 11/30/26	81,200	78,643,469
1.63%, 08/15/29	54,000	49,730,625
1.63%, 05/15/31	390,910	344,367,278
1.63%, 11/15/50	235,359	125,475,980
1.75%, 12/31/26	91,870	89,027,772
1.75%, 01/31/29	170,700	159,457,806
1.75%, 11/15/29	125,000	115,126,954
1.75%, 08/15/41	346,352	231,785,252
1.88%, 06/30/26	80,000	78,221,875
1.88%, 07/31/26	49,900	48,746,063
1.88%, 02/28/27	178,100	172,590,031
1.88%, 02/28/29	259,200	242,919,000
1.88%, 02/15/32	422,760	371,236,125
1.88%, 02/15/41	240,200	166,488,625
1.88%, 02/15/51	540,694	307,350,859
1.88%, 11/15/51	239,482	134,895,720
2.00%, 11/15/26	181,000	176,397,226
2.00%, 11/15/41	148,492	102,993,123
2.00%, 02/15/50	203,854	121,101,898
2.00%, 08/15/51	429,990	251,006,429
2.13%, 05/31/26	105,300	103,358,531
2.25%, 03/31/26	88,500	87,169,043
2.25%, 02/15/27	161,206	157,326,883
2.25%, 08/15/27	146,750	142,473,614
2.25%, 11/15/27	153,750	148,789,161
2.25%, 05/15/41	347,524	254,452,729
2.25%, 08/15/46	118,960	78,699,475
2.25%, 08/15/49	107,706	68,275,190
2.25%, 02/15/52	252,900	156,402,844
2.38%, 04/30/26	124,400	122,553,438
2.38%, 05/15/27	190,870	186,277,191
2.38%, 03/31/29	244,200	232,905,750
2.38%, 05/15/29	191,600	182,454,095
2.38%, 02/15/42	141,000	103,436,719
2.38%, 11/15/49	229,400	149,110,000
2.38%, 05/15/51	221,437	142,100,275
2.50%, 03/31/27	116,200	113,826,070
2.50%, 02/15/45	50,824	36,124,746
2.50%, 02/15/46	146,503	102,620,773
2.50%, 05/15/46	123,517	86,153,108
2.63%, 05/31/27	132,700	130,097,837
2.63%, 02/15/29	211,491	203,890,542
2.63%, 07/31/29	317,379	304,336,707
2.75%, 04/30/27	169,300	166,529,035
2.75%, 07/31/27	136,360	133,877,823
2.75%, 02/15/28	222,702	217,760,799
2.75%, 05/31/29	285,900	276,072,187
2.75%, 08/15/32	404,850	373,916,930
2.75%, 08/15/42	106,523	82,222,441
2.75%, 11/15/42	128,580	98,785,603
2.75%, 08/15/47	219,000	157,816,875
2.75%, 11/15/47	158,550	113,957,813
2.88%, 05/15/28	252,994	247,756,235
2.88%, 08/15/28	219,930	214,964,394
2.88%, 04/30/29	176,320	171,223,250
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 05/15/32	$489,500	$457,453,047
2.88%, 05/15/43	121,184	94,182,690
2.88%, 08/15/45	127,941	96,635,437
2.88%, 11/15/46	54,000	40,170,938
2.88%, 05/15/49	42,000	30,456,563
2.88%, 05/15/52	205,000	146,094,531
3.00%, 05/15/42	43,150	34,735,750
3.00%, 11/15/44	99,727	77,553,325
3.00%, 05/15/45	107,414	83,128,366
3.00%, 11/15/45	65,100	50,106,656
3.00%, 02/15/47	116,190	88,122,853
3.00%, 05/15/47	152,118	115,205,617
3.00%, 02/15/48	154,550	116,009,094
3.00%, 08/15/48	161,252	120,535,571
3.00%, 02/15/49	33,660	25,055,365
3.00%, 08/15/52	204,180	149,370,431
3.13%, 08/31/27	239,200	236,695,875
3.13%, 11/15/28	207,515	204,045,609
3.13%, 08/31/29	208,900	204,281,353
3.13%, 11/15/41	53,900	44,551,719
3.13%, 02/15/42	71,800	59,089,156
3.13%, 02/15/43	76,200	61,793,438
3.13%, 08/15/44	60,519	48,178,798
3.13%, 05/15/48	150,667	115,589,993
3.25%, 06/30/27	381,353	378,701,407
3.25%, 06/30/29	334,154	328,750,105
3.25%, 05/15/42	155,200	129,592,000
3.38%, 09/15/27	326,860	325,404,453
3.38%, 05/15/33	513,227	490,211,977
3.38%, 08/15/42	67,783	57,446,093
3.38%, 05/15/44	84,200	69,951,781
3.38%, 11/15/48	249,432	199,273,103
3.50%, 09/30/26	294,603	293,647,841
3.50%, 01/31/28	234,655	234,105,027
3.50%, 04/30/28	184,772	184,281,199
3.50%, 09/30/29	248,401	246,557,400
3.50%, 01/31/30	291,747	289,034,666
3.50%, 04/30/30	195,601	193,538,022
3.50%, 02/15/33	455,849	440,464,096
3.50%, 02/15/39	24,000	21,761,250
3.63%, 03/31/28	196,026	196,301,662
3.63%, 05/31/28	192,612	192,747,431
3.63%, 08/31/29	231,929	231,476,015
3.63%, 03/31/30	198,200	197,317,392
3.63%, 09/30/31	155,183	152,867,379
3.63%, 08/15/43	73,600	63,928,500
3.63%, 02/15/44	83,950	72,590,516
3.63%, 02/15/53	252,636	209,135,404
3.63%, 05/15/53	268,228	222,126,312
3.75%, 04/15/26	238,673	238,309,396
3.75%, 08/31/26	325,301	325,161,221
3.75%, 04/30/27	101,003	101,302,575
3.75%, 08/15/27	326,609	327,757,236
3.75%, 04/15/28	246,207	247,361,218
3.75%, 12/31/28	182,947	183,633,051
3.75%, 05/31/30	184,698	184,784,577
3.75%, 06/30/30	184,750	184,764,435
3.75%, 12/31/30	188,697	188,107,322
3.75%, 08/31/31	191,781	190,327,661
3.75%, 08/15/41	52,000	46,970,625
3.75%, 11/15/43	36,600	32,293,781

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 03/31/27(b)	$93,854	$94,304,939
3.88%, 10/15/27	322,313	324,478,540
3.88%, 11/30/27	162,801	163,920,257
3.88%, 12/31/27	162,637	163,894,896
3.88%, 03/15/28	275,882	278,188,202
3.88%, 09/30/29	280,787	282,892,902
3.88%, 11/30/29	192,418	193,801,004
3.88%, 12/31/29	274,278	276,292,229
3.88%, 04/30/30	292,824	294,974,426
3.88%, 08/15/33	532,628	525,886,927
3.88%, 08/15/34	568,018	556,657,640
3.88%, 08/15/40	50,516	46,814,124
3.88%, 02/15/43	184,663	167,120,015
3.88%, 05/15/43	185,341	167,357,131
4.00%, 01/15/27	250,423	251,812,066
4.00%, 12/15/27	389,162	393,357,653
4.00%, 02/29/28	232,563	235,088,490
4.00%, 06/30/28	183,445	185,709,399
4.00%, 01/31/29	220,679	223,403,006
4.00%, 07/31/29	251,198	254,396,851
4.00%, 10/31/29	293,597	297,244,027
4.00%, 02/28/30	559,636	567,068,666
4.00%, 03/31/30	217,178	219,960,593
4.00%, 07/31/30	169,344	171,302,040
4.00%, 01/31/31	187,728	189,458,617
4.00%, 04/30/32	132,327	132,898,917
4.00%, 02/15/34	588,896	584,571,295
4.00%, 11/15/42	166,665	153,696,380
4.00%, 11/15/52	234,889	208,427,286
4.13%, 06/15/26	270,732	271,556,888
4.13%, 10/31/26	320,650	322,503,758
4.13%, 01/31/27	351,903	354,693,482
4.13%, 02/15/27	277,031	279,260,235
4.13%, 02/28/27	144,751	145,989,300
4.13%, 09/30/27	267,000	270,441,798
4.13%, 10/31/27	154,214	156,177,820
4.13%, 11/15/27	325,289	329,482,180
4.13%, 07/31/28	192,105	195,136,657
4.13%, 03/31/29	240,318	244,410,916
4.13%, 10/31/29	237,081	241,341,049
4.13%, 11/30/29	261,117	265,931,345
4.13%, 08/31/30	177,479	180,543,287
4.13%, 03/31/31	181,787	184,528,008
4.13%, 07/31/31	180,913	183,400,554
4.13%, 10/31/31	152,228	154,202,207
4.13%, 11/30/31	146,902	148,761,228
4.13%, 02/29/32	101,000	102,215,156
4.13%, 03/31/32	128,298	129,861,632
4.13%, 11/15/32	367,597	371,215,533
4.13%, 08/15/44	205,370	190,352,319
4.13%, 08/15/53	295,417	267,860,133
4.25%, 11/30/26	222,304	224,162,324
4.25%, 12/31/26	183,865	185,545,642
4.25%, 03/15/27	298,724	302,049,638
4.25%, 01/15/28	291,530	296,449,569
4.25%, 02/15/28	330,198	336,002,263
4.25%, 02/28/29	234,703	239,708,776
4.25%, 06/30/29	250,452	255,989,338
4.25%, 01/31/30	321,958	329,579,351
4.25%, 02/28/31	191,977	196,176,497
4.25%, 06/30/31	203,146	207,383,500
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 11/15/34	$548,279	$552,648,098
4.25%, 05/15/39	37,340	36,581,531
4.25%, 11/15/40	28,889	27,918,510
4.25%, 02/15/54	359,156	332,724,363
4.25%, 08/15/54	352,011	326,600,206
4.38%, 08/15/26	220,205	221,830,732
4.38%, 12/15/26	249,112	251,788,008
4.38%, 07/15/27	350,738	356,464,896
4.38%, 08/31/28	199,192	203,891,686
4.38%, 11/30/28	223,027	228,532,979
4.38%, 12/31/29	271,409	279,212,009
4.38%, 11/30/30	171,290	176,201,206
4.38%, 01/31/32	106,709	109,576,804
4.38%, 05/15/34	569,618	580,654,349
4.38%, 02/15/38	32,000	32,140,000
4.38%, 11/15/39	50,933	50,312,254
4.38%, 05/15/40	32,403	31,927,081
4.38%, 05/15/41	15,949	15,587,655
4.38%, 08/15/43	209,492	201,996,114
4.50%, 07/15/26	264,110	266,214,627
4.50%, 04/15/27	299,493	304,453,353
4.50%, 05/15/27	298,486	303,639,549
4.50%, 05/31/29	262,995	271,254,687
4.50%, 12/31/31	95,183	98,440,043
4.50%, 11/15/33	546,868	563,786,729
4.50%, 02/15/36	27,685	28,558,808
4.50%, 05/15/38	47,000	47,771,094
4.50%, 08/15/39	50,707	50,865,459
4.50%, 02/15/44	209,249	204,508,202
4.50%, 11/15/54	260,295	252,120,110
4.63%, 06/30/26	174,281	175,833,190
4.63%, 09/15/26	260,811	263,867,379
4.63%, 10/15/26	263,056	266,375,028
4.63%, 11/15/26	263,612	267,174,882
4.63%, 06/15/27	288,111	294,143,324
4.63%, 09/30/28	197,522	203,895,172
4.63%, 04/30/29	259,650	268,879,747
4.63%, 09/30/30	182,484	189,997,209
4.63%, 04/30/31	199,727	208,012,551
4.63%, 05/31/31	197,795	205,954,044
4.63%, 02/15/35	538,963	559,258,325
4.63%, 02/15/40	45,950	46,610,531
4.63%, 05/15/44	209,746	208,107,359
4.63%, 11/15/44	201,758	199,866,519
4.63%, 05/15/54	350,123	345,527,636
4.63%, 02/15/55	272,290	269,609,645
4.75%, 02/15/37	21,977	23,044,945
4.75%, 02/15/41	56,158	57,377,682
4.75%, 11/15/43	204,910	207,119,186
4.75%, 02/15/45	83,540	84,140,444
4.75%, 11/15/53	319,670	321,568,041
4.88%, 04/30/26	140,225	141,539,609
4.88%, 05/31/26	226,649	228,986,318
4.88%, 10/31/28	198,503	206,551,677
4.88%, 10/31/30	178,613	188,171,587
5.00%, 05/15/37	53,658	57,388,908
5.25%, 11/15/28	29,377	30,889,457
5.25%, 02/15/29	60,090	63,587,426
5.50%, 08/15/28	77,000	81,523,750
6.13%, 08/15/29	14,600	15,988,141
6.25%, 05/15/30	5,000	5,564,844

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
6.50%, 11/15/26	$16,950	$17,696,197
6.63%, 02/15/27	28,800	30,314,250
6.75%, 08/15/26	14,400	14,927,625
		55,633,842,791
Total U.S. Government & Agency Obligations — 70.2% (Cost: $92,572,635,408)		87,144,674,351
Total Long-Term Investments — 98.7% (Cost: $130,661,706,141)		122,656,498,441
	Shares
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(j)(k)	2,681,377,699	2,682,450,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)(l)	515,092,247	515,092,247
Total Short-Term Securities — 2.6% (Cost: $3,196,169,750)		3,197,542,497
Total Investments Before TBA Sales Commitments — 101.3% (Cost: $133,857,875,891)		125,854,040,938
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association
2.00%, 05/15/54	(20,000)	(16,312,310)
3.00%, 05/20/55	(20,000)	(17,704,044)
3.50%, 03/20/52	(4,050)	(3,678,717)
4.00%, 05/20/55	(3,675)	(3,420,120)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 05/15/54	(28,025)	$(28,010,001)
Uniform Mortgage-Backed Securities
2.50%, 05/15/54	(15,000)	(12,467,562)
3.00%, 02/25/52	(30,000)	(26,031,066)
3.50%, 03/25/52	(46,700)	(42,141,504)
4.00%, 06/25/52	(27,925)	(26,021,742)
4.50%, 05/13/55	(71,775)	(68,634,866)
5.50%, 05/15/55	(17,925)	(17,886,304)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(260,256,202))		(262,308,236)
Total Investments, Net of TBA Sales Commitments — 101.1% (Cost: $133,597,619,689)		125,591,732,702
Liabilities in Excess of Other Assets — (1.1)%		(1,394,902,331)
Net Assets — 100.0%		$124,196,830,371

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$491,970,491	$—	$491,970,491
Collateralized Mortgage Obligations	—	1,265,402,836	—	1,265,402,836
Corporate Bonds & Notes	—	30,464,295,313	—	30,464,295,313
Foreign Government Obligations	—	2,734,098,724	—	2,734,098,724
Municipal Debt Obligations	—	556,056,726	—	556,056,726
U.S. Government & Agency Obligations	—	87,144,674,351	—	87,144,674,351
Short-Term Securities
Money Market Funds	3,197,542,497	—	—	3,197,542,497
Liabilities
Investments
TBA Sales Commitments	—	(262,308,236)	—	(262,308,236)
	$3,197,542,497	$122,394,190,205	$—	$125,591,732,702

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.1%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	$16,216	$15,704,182
7.50%, 06/01/29(a)(b)	15,160	12,412,250
7.75%, 04/15/28(a)(b)	13,726	11,392,580
7.88%, 04/01/30(a)(b)	11,598	11,612,498
9.00%, 09/15/28(a)(b)	10,178	10,510,821
Lamar Media Corp.
3.63%, 01/15/31(b)	8,235	7,451,783
3.75%, 02/15/28(b)	8,561	8,162,999
4.00%, 02/15/30(b)	7,608	7,095,867
4.88%, 01/15/29	4,713	4,579,693
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	36,048	32,082,720
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	7,224	6,709,651
4.63%, 03/15/30(a)(b)	7,235	6,686,552
5.00%, 08/15/27(a)	9,207	9,019,545
7.38%, 02/15/31(a)(b)	5,626	5,880,960
Stagwell Global LLC, 5.63%, 08/15/29(a)	15,662	14,785,711
		164,087,812
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28(a)	10,146	10,021,382
7.00%, 06/01/32(a)(b)	10,475	10,592,844
7.25%, 07/01/31(a)(b)	10,946	11,206,886
7.50%, 02/01/29(a)	9,951	10,249,530
7.88%, 04/15/27(a)(b)	9,239	9,257,274
8.75%, 11/15/30(a)(b)	10,097	10,794,324
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	4,044	863,340
Spirit AeroSystems Inc.
4.60%, 06/15/28	10,585	10,231,990
9.38%, 11/30/29(a)	13,582	14,447,852
9.75%, 11/15/30(a)(b)	17,216	19,076,361
TransDigm Inc.
4.63%, 01/15/29(b)	15,909	15,316,783
4.88%, 05/01/29(b)	9,216	8,868,137
5.50%, 11/15/27	33,949	33,821,691
6.00%, 01/15/33(a)(b)	20,914	20,878,707
6.38%, 03/01/29(a)	38,316	39,045,920
6.63%, 03/01/32(a)	30,932	31,679,899
6.75%, 08/15/28(a)	28,824	29,378,862
6.88%, 12/15/30(a)(b)	19,034	19,606,052
7.13%, 12/01/31(a)(b)	12,769	13,262,595
		318,600,429
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	7,143	7,054,988
6.00%, 06/15/30(a)(b)	13,315	13,260,908
		20,315,896
Airlines — 0.9%
Air Canada, 3.88%, 08/15/26(a)(b)	16,476	16,138,242
American Airlines Inc.
7.25%, 02/15/28(a)(b)	9,756	9,634,050
8.50%, 05/15/29(a)(b)	12,821	13,018,245
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	3,448	3,426,832
5.75%, 04/20/29(a)(b)	41,824	40,465,782
Security	Par (000)	Value
Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	$26,286	$24,229,120
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	13,242	11,355,015
7.88%, 05/01/27(a)(b)	6,445	6,251,650
9.50%, 06/01/28(a)(b)	6,914	6,754,408
		131,273,344
Apparel — 0.1%
VF Corp.
2.80%, 04/23/27(b)	7,439	6,901,681
2.95%, 04/23/30(b)	11,376	9,356,419
		16,258,100
Auto Manufacturers — 1.0%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	14,326	12,873,487
4.75%, 10/01/27(a)	6,218	6,096,971
5.88%, 06/01/29(a)(b)	6,921	6,910,169
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	14,644	12,582,271
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	6,252	5,951,904
5.50%, 07/15/29(a)(b)	6,048	5,772,574
5.88%, 01/15/28(a)(b)	7,202	7,101,100
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)(b)	12,713	11,985,796
2.75%, 03/09/28(a)(b)	10,101	9,195,060
5.30%, 09/13/27(a)	5,576	5,465,189
7.05%, 09/15/28(a)	11,854	12,118,633
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	19,652	18,936,634
4.81%, 09/17/30(a)(b)	33,035	30,488,005
		145,477,793
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)(b)	7,888	7,933,159
7.50%, 02/15/33(a)(b)	11,149	10,563,678
8.25%, 04/15/31(a)(b)	6,911	6,841,890
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	8,668	7,606,170
6.50%, 04/01/27(b)	7,382	7,172,844
6.88%, 07/01/28(b)	5,958	5,734,575
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)(d)	6,335	5,924,365
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)(b)	9,709	9,839,769
6.75%, 02/15/30(a)(b)	9,852	10,010,351
8.50%, 05/15/27(a)(b)	27,362	27,464,607
Dana Inc.
4.25%, 09/01/30(b)	5,865	5,392,633
5.38%, 11/15/27(b)	5,980	5,942,625
5.63%, 06/15/28(b)	6,113	6,042,028
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	10,039	9,871,909
5.00%, 05/31/26(b)	13,171	13,088,681
5.00%, 07/15/29(b)	11,776	11,135,268
5.25%, 04/30/31(b)	8,006	7,463,594
5.25%, 07/15/31(b)	8,167	7,601,435
5.63%, 04/30/33(b)	6,791	6,257,295

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(e)	$4,948	$4,792,982
7.75%, 11/15/30, (7.75% Cash and 8.50% PIK)(a)(e)	6,444	6,299,010
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(a)(e)	6,002	5,746,915
Tenneco Inc., 8.00%, 11/17/28(a)	26,836	25,606,018
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	11,064	10,066,027
6.88%, 04/14/28(a)(b)	9,081	8,650,742
6.88%, 04/23/32(a)	10,602	9,354,547
7.13%, 04/14/30(a)(b)	7,884	7,253,280
		249,656,397
Banks — 0.4%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)(b)	8,369	8,295,771
7.63%, 05/01/26(a)	7,003	7,000,812
12.00%, 10/01/28(a)	9,906	10,602,293
12.25%, 10/01/30(a)(b)	6,755	7,420,582
Intesa Sanpaolo SpA, 4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)(d)	4,865	4,351,971
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	8,775	8,580,170
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	2,550	2,554,864
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(d)	9,910	10,363,877
		59,170,340
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	10,482	9,942,491
6.25%, 04/01/29(a)(b)	10,020	9,969,900
		19,912,391
Building Materials — 2.1%
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	18,854	17,044,186
5.00%, 03/01/30(a)(b)	7,823	7,500,301
6.38%, 06/15/32(a)(b)	8,612	8,667,759
6.38%, 03/01/34(a)(b)	13,774	13,653,477
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	9,329	8,090,109
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	7,386	6,425,820
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(b)	39,021	39,601,632
6.75%, 07/15/31(a)(b)	7,119	7,243,583
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	9,614	9,591,297
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	6,692	6,031,165
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	52,369	52,709,760
6.75%, 03/01/33(a)(b)	19,949	20,022,696
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	15,281	14,892,202
8.88%, 11/15/31(a)(b)	15,076	15,481,846
Standard Industries Inc./New York
3.38%, 01/15/31(a)(b)	15,917	14,043,092
Security	Par (000)	Value
Building Materials (continued)
4.38%, 07/15/30(a)	$20,946	$19,505,962
4.75%, 01/15/28(a)	13,430	13,076,120
5.00%, 02/15/27(a)(b)	11,963	11,841,251
6.50%, 08/15/32(a)(b)	14,561	14,670,207
		300,092,465
Chemicals — 2.7%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(a)	2,234	949,450
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(b)(e)	9,627	3,850,857
Avient Corp.
6.25%, 11/01/31(a)(b)	10,021	9,898,869
7.13%, 08/01/30(a)(b)	9,717	9,886,614
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	7,121	7,379,136
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	10,755	9,951,171
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	7,999	7,880,648
Celanese U.S. Holdings LLC
1.40%, 08/05/26(b)	2,148	2,048,999
6.42%, 07/15/27	5,166	5,205,003
6.50%, 04/15/30(b)	10,077	9,839,246
6.58%, 07/15/29(b)	11,351	11,447,711
6.60%, 11/15/28	15,853	16,011,847
6.63%, 07/15/32(b)	15,126	14,864,623
6.75%, 04/15/33(b)	15,094	14,140,248
6.80%, 11/15/30(b)	14,199	14,193,036
6.95%, 11/15/33(b)	13,571	13,594,478
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	8,994	7,523,841
5.38%, 05/15/27(b)	7,147	6,939,880
5.75%, 11/15/28(a)(b)	10,661	9,653,855
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	6,643	6,471,736
7.50%, 04/15/29(a)(b)	9,905	9,303,866
Methanex Corp.
5.13%, 10/15/27(b)	9,561	9,381,731
5.25%, 12/15/29(b)	10,180	9,661,634
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	8,608	8,152,292
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	7,102	6,711,390
5.25%, 06/01/27(a)	15,256	15,050,044
7.00%, 12/01/31(a)(b)	5,391	5,566,208
8.50%, 11/15/28(a)	4,789	5,043,056
9.00%, 02/15/30(a)	8,885	9,474,875
Olin Corp.
5.00%, 02/01/30(b)	7,548	7,070,787
5.63%, 08/01/29(b)	8,955	8,686,350
6.63%, 04/01/33(a)(b)	8,177	7,754,566
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,513	10,633,599
6.25%, 10/01/29(a)(b)	5,278	4,838,765
7.25%, 06/15/31(a)(b)	11,424	11,424,000
9.75%, 11/15/28(a)(b)	24,535	25,583,116
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	15,254	14,586,638
6.63%, 05/01/29(a)(b)	9,609	9,365,105
Tronox Inc., 4.63%, 03/15/29(a)(b)	15,575	12,537,875

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/27(a)(b)	$10,298	$9,970,421
5.63%, 08/15/29(a)(b)	15,826	13,967,236
		396,494,802
Commercial Services — 4.8%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	13,510	12,747,361
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	7,776	7,761,381
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	6,057	6,096,794
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	32,158	32,828,092
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	12,469	11,706,271
9.75%, 07/15/27(a)(b)	15,351	15,406,386
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	26,381	25,314,140
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	6,785	6,310,050
5.38%, 03/01/29(a)(b)	8,286	7,598,193
5.75%, 07/15/27(a)(b)	5,049	4,924,138
8.00%, 02/15/31(a)(b)	7,735	7,661,208
8.25%, 01/15/30(a)(b)	9,615	9,592,886
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	14,821	14,774,166
Block Inc.
2.75%, 06/01/26(b)	14,234	13,867,190
3.50%, 06/01/31(b)	13,164	11,683,050
6.50%, 05/15/32(a)(b)	25,767	26,236,217
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	30,394	32,046,078
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	8,261	8,108,502
6.50%, 06/15/29(a)(b)	5,128	5,224,972
6.75%, 06/15/32(a)(b)	5,804	5,941,845
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	7,382	7,272,418
8.63%, 05/15/32(a)(b)	8,972	9,144,935
9.00%, 05/15/28(a)(b)	15,060	15,323,550
Garda World Security Corp.
4.63%, 02/15/27(a)	7,914	7,772,988
6.00%, 06/01/29(a)	7,363	6,888,087
7.75%, 02/15/28(a)(b)	4,671	4,821,406
8.25%, 08/01/32(a)	7,475	7,343,221
8.38%, 11/15/32(a)	13,952	13,748,763
GEO Group Inc. (The)
8.63%, 04/15/29	8,912	9,356,998
10.25%, 04/15/31	9,305	10,167,574
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	17,185	16,953,480
6.63%, 06/15/29(a)(b)	11,096	10,963,403
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	7,425	6,209,156
5.00%, 12/01/29(a)(b)	13,367	8,264,566
12.63%, 07/15/29(a)(b)	16,708	16,248,530
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	13,851	13,212,053
5.75%, 04/15/26(a)	3,329	3,328,018
6.25%, 01/15/28(a)(b)	17,779	17,745,220
Security	Par (000)	Value
Commercial Services (continued)
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	$18,198	$17,811,292
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)(b)	14,354	13,672,185
10.88%, 08/01/29(a)(b)	6,006	5,668,163
Service Corp. International/U.S.
3.38%, 08/15/30(b)	11,574	10,375,441
4.00%, 05/15/31	10,640	9,718,480
4.63%, 12/15/27(b)	6,720	6,599,393
5.13%, 06/01/29(b)	11,061	10,922,738
5.75%, 10/15/32(b)	11,159	11,019,513
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	6,369	6,283,597
6.75%, 08/15/32(a)(b)	15,281	15,498,449
Sotheby's, 7.38%, 10/15/27(a)(b)	10,692	10,037,757
United Rentals North America Inc.
3.75%, 01/15/32(b)	9,393	8,353,117
3.88%, 11/15/27	9,497	9,183,141
3.88%, 02/15/31	14,907	13,619,175
4.00%, 07/15/30(b)	9,766	9,089,523
4.88%, 01/15/28(b)	22,543	22,218,944
5.25%, 01/15/30(b)	10,268	10,152,141
5.50%, 05/15/27(b)	5,120	5,110,195
6.13%, 03/15/34(a)(b)	14,942	15,072,122
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	17,676	18,160,853
Williams Scotsman Inc.
4.63%, 08/15/28(a)	7,525	7,213,540
6.63%, 06/15/29(a)	7,181	7,255,682
6.63%, 04/15/30(a)	6,820	6,941,396
7.38%, 10/01/31(a)(b)	7,746	8,017,918
		708,588,041
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(a)(b)	14,657	14,913,497
McAfee Corp., 7.38%, 02/15/30(a)(b)	28,421	24,548,639
NCR Atleos Corp., 9.50%, 04/01/29(a)	19,497	20,911,117
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	8,753	8,486,034
5.13%, 04/15/29(a)(b)	6,095	5,844,800
Seagate HDD Cayman
4.09%, 06/01/29(b)	6,503	6,172,322
4.88%, 06/01/27(b)	6,777	6,706,384
8.25%, 12/15/29(b)	6,106	6,546,670
8.50%, 07/15/31(b)	7,145	7,646,222
9.63%, 12/01/32(b)	10,220	11,512,713
		113,288,398
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	6,544	6,106,430
5.50%, 06/01/28(a)(b)	9,130	8,940,187
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	11,425	11,425,000
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	9,497	9,032,787
6.13%, 09/30/32(b)	10,990	10,879,422
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	7,989	7,185,107
5.13%, 01/15/28(a)	5,513	5,440,823
		59,009,756

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	$5,857	$5,397,421
4.00%, 01/15/28(a)(b)	10,334	9,959,392
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	16,229	16,173,172
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)(b)	7,217	7,359,536
7.75%, 03/15/31(a)(b)	11,519	12,047,261
		50,936,782
Diversified Financial Services — 5.0%
AG Issuer LLC, 6.25%, 03/01/28(a)	7,862	7,748,777
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	7,828	8,054,890
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	7,047	6,697,138
6.70%, 02/14/33(b)	7,393	7,345,026
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	4,975	4,858,174
10.00%, 08/15/30(a)(b)	10,045	10,813,744
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(d)	6,310	5,906,949
9.75%, 03/15/29(a)	11,093	11,654,483
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	5,140	5,089,046
9.25%, 07/01/31(a)	9,377	9,871,637
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	13,946	12,828,142
3.63%, 10/01/31(a)(b)	11,449	9,937,274
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	6,664	6,547,113
9.25%, 12/15/28(a)(b)	8,594	9,098,897
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	7,419	7,695,877
9.25%, 04/01/29(a)(b)	6,699	7,071,397
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	14,926	14,981,972
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(b)	9,046	8,831,157
9.13%, 05/15/31(a)	10,346	10,426,285
9.25%, 02/01/29(a)	16,014	16,314,879
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	5,998	5,948,696
6.88%, 04/15/29(a)(b)	4,871	4,961,973
8.00%, 02/15/27(a)	9,645	9,880,145
8.00%, 06/15/28(a)(b)	8,299	8,695,089
7.75%, 05/15/26(a)	5,864	5,920,492
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	15,094	15,056,265
goeasy Ltd.
7.38%, 10/01/30(a)	3,050	2,997,327
7.63%, 07/01/29(a)(b)	9,993	10,080,439
9.25%, 12/01/28(a)	7,969	8,328,860
Series 144*, 6.88%, 05/15/30(a)(b)	7,124	6,947,681
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	7,695	7,319,432
6.13%, 11/01/32(a)(b)	22,024	21,650,096
6.75%, 05/01/33(a)	16,125	16,201,916
7.13%, 04/30/31(a)(b)	18,462	19,041,476
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	$13,878	$12,868,671
6.63%, 10/15/31(a)	7,181	7,030,608
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)	3,015	3,022,538
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	5,931	5,222,246
6.50%, 05/01/28(a)	12,986	12,397,864
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)(b)	8,070	8,077,566
5.50%, 08/15/28(a)	11,010	10,915,864
5.75%, 11/15/31(a)(b)	7,641	7,660,395
6.00%, 01/15/27(a)(b)	9,242	9,244,310
6.50%, 08/01/29(a)	9,628	9,791,676
7.13%, 02/01/32(a)(b)	13,661	14,180,664
Navient Corp.
4.88%, 03/15/28	6,752	6,484,030
5.00%, 03/15/27(b)	9,766	9,643,925
5.50%, 03/15/29(b)	9,755	9,245,301
6.75%, 06/15/26	8,111	8,159,159
9.38%, 07/25/30	7,267	7,719,516
11.50%, 03/15/31	6,797	7,556,281
OneMain Finance Corp.
3.50%, 01/15/27	10,739	10,272,525
3.88%, 09/15/28(b)	7,526	6,949,490
4.00%, 09/15/30(b)	11,594	10,271,704
5.38%, 11/15/29(b)	9,707	9,279,407
6.63%, 01/15/28(b)	10,964	11,032,525
6.63%, 05/15/29	12,340	12,383,892
6.75%, 03/15/32(b)	8,185	8,028,094
7.13%, 11/15/31(b)	9,775	9,814,002
7.50%, 05/15/31	10,182	10,309,275
7.88%, 03/15/30(b)	8,618	8,898,054
9.00%, 01/15/29(b)	11,302	11,795,104
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	8,040	7,501,947
5.75%, 09/15/31(a)(b)	7,021	6,690,241
6.88%, 02/15/33(a)(b)	11,721	11,719,476
7.13%, 11/15/30(a)(b)	8,948	9,088,669
7.88%, 12/15/29(a)	10,583	11,043,149
PRA Group Inc.
8.38%, 02/01/28(a)(b)	6,160	6,221,600
8.88%, 01/31/30(a)(b)	8,166	8,410,980
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	15,042	14,496,027
3.63%, 03/01/29(a)	10,866	10,108,640
3.88%, 03/01/31(a)(b)	16,929	15,320,745
4.00%, 10/15/33(a)(b)	10,997	9,513,725
SLM Corp.
3.13%, 11/02/26	6,070	5,865,532
6.50%, 01/31/30(b)	7,482	7,708,686
Synchrony Financial, 7.25%, 02/02/33(b)	10,678	10,891,560
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	10,492	10,144,085
5.75%, 06/15/27(a)	7,808	7,704,997
		735,487,489
Electric — 3.7%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(d)	6,311	5,884,376
7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	13,066	12,939,619

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alpha Generation LLC, 6.75%, 10/15/32(a)	$14,522	$14,778,858
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	6,466	6,142,700
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	11,317	11,118,500
Calpine Corp.
3.75%, 03/01/31(a)	12,076	11,141,116
4.50%, 02/15/28(a)	16,100	15,727,687
4.63%, 02/01/29(a)(b)	10,386	10,039,108
5.00%, 02/01/31(a)	11,267	10,850,121
5.13%, 03/15/28(a)(b)	18,543	18,314,778
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	12,270	10,935,961
4.75%, 03/15/28(a)(b)	12,193	11,907,135
DPL Inc., 4.35%, 04/15/29	4,832	4,584,360
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	7,158	6,717,087
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	7,129	6,808,195
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(f)	21,109	23,484,501
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)(d)	18,081	18,081,000
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)(d)	8,117	8,148,453
Lightning Power LLC, 7.25%, 08/15/32(a)	20,799	21,526,965
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	9,813	9,445,173
4.50%, 09/15/27(a)(b)	9,234	8,720,936
7.25%, 01/15/29(a)(b)	12,974	12,796,869
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	7,155	6,615,871
3.63%, 02/15/31(a)(b)	14,015	12,578,463
3.88%, 02/15/32(a)	6,910	6,167,175
5.25%, 06/15/29(a)(b)	9,974	9,861,793
5.75%, 01/15/28(b)	9,833	9,867,612
5.75%, 07/15/29(a)(b)	9,785	9,739,445
6.00%, 02/01/33(a)(b)	12,346	12,207,108
6.25%, 11/01/34(a)(b)	12,647	12,604,854
PG&E Corp.
5.00%, 07/01/28(b)	12,584	12,262,374
5.25%, 07/01/30(b)	14,205	13,686,802
7.38%, 03/15/55, (5-year CMT + 3.883%)(d)	20,454	19,917,082
Pike Corp.
5.50%, 09/01/28(a)(b)	11,138	10,914,813
8.63%, 01/31/31(a)(b)	5,452	5,724,600
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	14,888	15,830,150
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	16,142	15,525,053
5.00%, 07/31/27(a)	18,843	18,678,124
5.50%, 09/01/26(a)	13,829	13,762,344
5.63%, 02/15/27(a)	18,148	18,134,933
6.88%, 04/15/32(a)	13,750	14,183,538
7.75%, 10/15/31(a)	18,437	19,481,698
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(a)(b)	12,720	12,767,700
8.63%, 03/15/33(a)(b)	8,375	8,348,828
		538,953,858
Security	Par (000)	Value
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	$10,922	$10,172,577
4.75%, 06/15/28(a)	8,871	8,540,999
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	12,372	12,526,650
6.38%, 03/15/33(a)(b)	11,502	11,617,020
6.63%, 03/15/32(a)(b)	11,026	11,237,332
7.25%, 06/15/28(a)	18,602	18,905,027
Wolverine Escrow LLC, 1.00%, 01/31/33(c)(g)(h)	13,501	1
		72,999,606
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29(a)(b)	27,564	26,307,024
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	12,794	11,769,328
5.88%, 09/01/30(a)(b)	6,814	6,650,771
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	10,190	8,878,037
4.38%, 02/15/30(a)(b)	6,019	5,559,750
6.63%, 07/15/32(a)(b)	7,770	7,697,040
		66,861,950
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	10,791	10,143,001
5.00%, 01/31/28(a)(b)	10,179	9,911,801
		20,054,802
Engineering & Construction — 0.2%
Arcosa Inc.
4.38%, 04/15/29(a)(b)	6,018	5,666,717
6.88%, 08/15/32(a)(b)	8,550	8,710,312
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	19,061	18,107,950
		32,484,979
Entertainment — 2.6%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	12,646	8,722,958
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	16,763	15,484,821
6.00%, 10/15/32(a)(b)	14,548	13,681,667
6.50%, 02/15/32(a)(b)	20,016	20,116,080
7.00%, 02/15/30(a)(b)	28,429	29,112,717
8.13%, 07/01/27(a)(b)	6,588	6,603,773
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	6,768	6,446,114
5.38%, 04/15/27(b)	6,193	6,146,676
Churchill Downs Inc.
4.75%, 01/15/28(a)	9,883	9,574,156
5.50%, 04/01/27(a)(b)	8,789	8,711,597
5.75%, 04/01/30(a)(b)	15,581	15,246,788
6.75%, 05/01/31(a)(b)	7,710	7,791,418
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	10,992	10,773,589
7.00%, 08/01/32(a)(b)	7,204	7,362,992
International Game Technology PLC
5.25%, 01/15/29(a)(b)	10,575	10,339,178
6.25%, 01/15/27(a)(b)	10,633	10,650,624
Light & Wonder International Inc.
7.00%, 05/15/28(a)	8,469	8,474,560
7.25%, 11/15/29(a)	6,871	6,989,486

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
7.50%, 09/01/31(a)	$8,364	$8,583,555
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	7,130	6,835,388
4.75%, 10/15/27(a)(b)	13,457	13,171,442
6.50%, 05/15/27(a)(b)	18,566	18,775,610
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	6,395	5,874,783
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	6,985	6,978,758
11.88%, 04/15/31(a)	5,275	5,210,751
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	5,652	5,334,452
Motion Finco SARL, 8.38%, 02/15/32(a)	5,976	5,627,360
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	5,533	5,619,253
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	5,980,455
5.88%, 09/01/31(a)	10,338	5,453,295
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	14,286	12,267,960
8.45%, 07/27/30(a)(b)	5,765	5,592,050
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	6,408	6,342,158
7.25%, 05/15/31(a)(b)	11,730	11,891,288
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	11,598	11,699,714
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	10,973	10,585,982
6.25%, 03/15/33(a)(b)	11,330	10,938,876
7.13%, 02/15/31(a)(b)	14,365	14,836,459
		379,828,783
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27(a)(b)	6,687	6,536,543
6.38%, 02/01/31(a)(b)	6,689	6,794,710
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	10,563	10,028,829
4.38%, 08/15/29(a)	8,249	7,859,400
4.75%, 06/15/29(a)	10,418	10,092,385
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	8,731	8,313,892
5.88%, 06/30/29(a)	14,220	13,437,900
Reworld Holding Corp.
4.88%, 12/01/29(a)	10,097	9,421,006
5.00%, 09/01/30(b)	7,040	6,470,200
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	7,102	7,293,500
		86,248,365
Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(b)	18,413	17,124,090
4.63%, 01/15/27(a)	18,792	18,578,188
4.88%, 02/15/30(a)(b)	14,971	14,467,376
5.88%, 02/15/28(a)(b)	11,595	11,591,739
6.25%, 03/15/33(a)(b)	7,813	7,911,053
6.50%, 02/15/28(a)(b)	10,963	11,134,617
B&G Foods Inc.
5.25%, 09/15/27(b)	7,761	7,277,746
Security	Par (000)	Value
Food (continued)
8.00%, 09/15/28(a)(b)	$10,792	$10,738,040
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(a)(b)(e)	8,024	8,505,487
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	5,089	4,984,167
7.63%, 07/01/29(a)(b)	6,317	6,604,649
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	14,001	14,333,524
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	13,463	12,610,456
4.38%, 01/31/32(a)(b)	9,898	9,046,875
4.88%, 05/15/28(a)(b)	6,282	6,187,770
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	14,446	13,673,847
5.50%, 10/15/27(a)	14,454	14,317,988
6.13%, 09/15/32(a)(b)	13,421	13,427,403
Pilgrim's Pride Corp.
3.50%, 03/01/32	12,187	10,833,280
4.25%, 04/15/31(b)	13,567	12,874,065
6.25%, 07/01/33	13,848	14,412,832
6.88%, 05/15/34	6,437	6,973,521
Post Holdings Inc.
4.50%, 09/15/31(a)	13,569	12,350,097
4.63%, 04/15/30(a)(b)	18,651	17,583,230
5.50%, 12/15/29(a)(b)	17,991	17,631,396
6.25%, 02/15/32(a)(b)	12,698	12,809,107
6.25%, 10/15/34(a)(b)	7,724	7,670,627
6.38%, 03/01/33(a)	16,695	16,548,919
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	8,008	7,627,620
4.75%, 02/15/29(a)(b)	12,548	12,176,579
5.75%, 04/15/33(a)(b)	7,647	7,494,978
6.88%, 09/15/28(a)	6,288	6,437,978
7.25%, 01/15/32(a)(b)	6,027	6,283,147
		372,222,391
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	15,955	15,680,255
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	5,162	5,174,905
10.50%, 05/15/29(a)(b)	9,251	9,201,854
		30,057,014
Forest Products & Paper — 0.2%
Glatfelter Corp., 4.75%, 11/15/29(a)(b)	7,806	6,781,039
Magnera Corp., 7.25%, 11/15/31(a)(b)	11,331	10,708,815
Mercer International Inc.
5.13%, 02/01/29(b)	12,151	9,963,820
12.88%, 10/01/28(a)(b)	5,484	5,592,583
		33,046,257
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	6,886	6,571,172
5.88%, 08/20/26(b)	9,144	9,029,700
9.38%, 06/01/28(a)(b)	7,245	7,199,719
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	16,220	16,614,212
7.75%, 05/01/35(a)(b)	8,945	9,188,491
		48,603,294

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	$10,698	$9,881,935
4.63%, 07/15/28(a)(b)	20,869	20,057,849
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	20,248	21,033,622
Hologic Inc.
3.25%, 02/15/29(a)(b)	12,935	12,017,003
4.63%, 02/01/28(a)	5,848	5,740,178
Medline Borrower LP
3.88%, 04/01/29(a)	60,309	56,278,248
5.25%, 10/01/29(a)(b)	34,113	32,407,350
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	20,472	20,625,540
Teleflex Inc.
4.25%, 06/01/28(a)	9,253	8,862,262
4.63%, 11/15/27	7,461	7,277,389
		194,181,376
Health Care - Services — 4.5%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	7,785	7,355,203
5.50%, 07/01/28(a)(b)	5,880	5,741,453
7.38%, 03/15/33(a)(b)	7,245	7,234,797
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	6,705	6,135,075
4.00%, 03/15/31(a)(b)	7,251	6,374,862
4.25%, 05/01/28(a)	6,675	6,347,769
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	13,916	11,445,910
5.25%, 05/15/30(a)(b)	22,131	18,824,739
5.63%, 03/15/27(a)	26,286	25,628,850
6.00%, 01/15/29(a)(b)	8,293	7,731,688
6.13%, 04/01/30(a)(b)	16,199	11,018,722
6.88%, 04/01/28(a)(b)	8,436	6,516,810
6.88%, 04/15/29(a)	18,118	13,163,926
8.00%, 12/15/27(a)(b)	9,465	9,469,733
10.88%, 01/15/32(a)(b)	29,522	30,502,992
DaVita Inc.
3.75%, 02/15/31(a)	19,304	16,962,039
4.63%, 06/01/30(a)(b)	38,301	35,593,368
6.88%, 09/01/32(a)(b)	15,315	15,449,006
Encompass Health Corp.
4.50%, 02/01/28	10,958	10,769,462
4.63%, 04/01/31(b)	7,288	6,937,720
4.75%, 02/01/30(b)	12,409	12,045,292
IQVIA Inc.
5.00%, 10/15/26(a)	16,271	16,125,375
5.00%, 05/15/27(a)	16,012	15,876,699
6.50%, 05/15/30(a)(b)	7,572	7,673,717
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	6,512	5,879,115
8.38%, 02/15/32(a)(b)	9,204	9,379,451
9.88%, 08/15/30(a)(b)	10,257	10,898,062
10.00%, 06/01/32(a)(b)	11,739	11,313,461
11.00%, 10/15/30(a)(b)	15,146	16,599,789
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	9,990	9,001,146
3.88%, 05/15/32(a)(b)	11,160	9,824,654
4.38%, 06/15/28(a)(b)	10,941	10,503,232
6.25%, 01/15/33(a)(b)	10,301	10,197,037
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	9,974	7,929,134
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(e)	$10,022	$6,764,858
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(e)	7,719	7,217,448
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	21,763	20,781,750
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(e)	10,895	10,677,260
9.78%, 02/15/30, (6.78% PIK)(a)(b)(e)	8,426	7,762,320
Star Parent Inc., 9.00%, 10/01/30(a)(b)	14,939	15,118,268
Tenet Healthcare Corp.
4.25%, 06/01/29	18,530	17,614,433
4.38%, 01/15/30(b)	19,309	18,313,621
4.63%, 06/15/28	8,755	8,516,912
5.13%, 11/01/27(b)	19,482	19,326,144
6.13%, 10/01/28(b)	33,990	33,905,025
6.13%, 06/15/30	27,366	27,502,830
6.25%, 02/01/27(b)	19,521	19,521,195
6.75%, 05/15/31(b)	18,220	18,670,945
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	15,110	15,336,650
		659,479,947
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	13,525	12,756,780
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	9,225	7,679,813
5.25%, 05/15/27	19,801	18,846,394
6.25%, 05/15/26(b)	11,047	11,011,097
9.00%, 06/15/30(b)	10,197	9,589,960
9.75%, 01/15/29(b)	9,960	9,830,520
10.00%, 11/15/29(a)(b)	7,063	6,904,083
Stena International SA
7.25%, 01/15/31(a)(b)	11,692	11,516,620
7.63%, 02/15/31(a)(b)	6,311	6,360,825
		94,496,092
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)(b)	4,993	4,569,868
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,214	6,280,148
6.25%, 09/15/27(a)(b)	8,333	8,170,757
Century Communities Inc.
3.88%, 08/15/29(a)(b)	7,263	6,483,922
6.75%, 06/01/27(b)	6,243	6,224,505
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	5,739	5,294,228
8.75%, 12/15/28(a)(b)	5,876	5,923,302
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	8,422	7,690,233
5.25%, 12/15/27(a)(b)	6,975	6,761,935
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	8,552	8,293,473
5.75%, 01/15/28(a)	6,160	6,154,025
5.88%, 06/15/27(a)	7,135	7,172,316
		79,018,712

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)(b)	$11,071	$9,742,480
4.00%, 04/15/29(a)(b)	11,066	10,274,006
		20,016,486
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,651	6,981,078
4.13%, 04/30/31(a)(b)	5,270	4,744,239
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	7,467	6,175,956
10.75%, 06/30/32(a)(b)	5,986	3,711,320
		21,612,593
Housewares — 0.4%
Newell Brands Inc.
5.20%, 04/01/26	10,846	10,710,425
6.38%, 09/15/27(b)	6,306	6,169,302
6.38%, 05/15/30(b)	10,055	9,128,583
6.63%, 09/15/29(b)	7,207	6,760,730
6.63%, 05/15/32(b)	6,748	6,056,330
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	6,422	5,620,277
4.38%, 02/01/32(b)	5,819	5,039,196
4.50%, 10/15/29(b)	6,133	5,718,512
		55,203,355
Insurance — 3.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	9,032	8,446,352
6.00%, 08/01/29(a)	7,139	6,782,607
7.50%, 11/06/30(a)	15,008	15,272,902
8.25%, 02/01/29(a)	13,409	13,674,096
8.50%, 06/15/29(a)(b)	6,356	6,574,901
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	10,257	9,890,308
5.88%, 11/01/29(a)(b)	5,605	5,398,705
6.50%, 10/01/31(a)(b)	14,697	14,660,257
6.75%, 10/15/27(a)	17,069	16,996,262
6.75%, 04/15/28(a)	17,805	17,938,537
7.00%, 01/15/31(a)(b)	19,273	19,559,782
7.38%, 10/01/32(a)	9,313	9,393,907
AmWINS Group Inc.
4.88%, 06/30/29(a)(b)	12,219	11,587,049
6.38%, 02/15/29(a)	10,225	10,316,066
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	15,341	15,647,820
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	22,206	22,623,462
AssuredPartners Inc.
5.63%, 01/15/29(a)	6,569	6,550,525
7.50%, 02/15/32(a)	7,544	8,023,359
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	12,177	12,505,604
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	9,689	9,228,869
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(d)	8,656	8,809,451
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	$14,392	$14,785,395
8.13%, 02/15/32(a)	6,903	6,980,659
HUB International Ltd.
5.63%, 12/01/29(a)(b)	6,607	6,443,857
7.25%, 06/15/30(a)(b)	42,591	44,089,671
7.38%, 01/31/32(a)	26,408	27,112,256
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	9,631	10,124,011
10.50%, 12/15/30(a)(b)	6,267	6,737,025
Liberty Mutual Group Inc., 4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(d)	7,655	7,241,451
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(b)	41,240	42,292,676
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	6,038	5,721,005
5.88%, 08/01/32(a)(b)	16,636	16,433,443
		437,842,270
Internet — 1.7%
Arches Buyer Inc.
4.25%, 06/01/28(a)	12,247	11,526,335
6.13%, 12/01/28(a)(b)	6,275	5,625,930
Cogent Communications Group LLC
3.50%, 05/01/26(a)	5,765	5,637,997
7.00%, 06/15/27(a)	6,033	6,033,000
Gen Digital Inc.
6.25%, 04/01/33(a)	13,758	13,721,456
6.75%, 09/30/27(a)	13,117	13,330,151
7.13%, 09/30/30(a)(b)	8,969	9,225,525
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	10,598	9,867,904
5.25%, 12/01/27(a)	8,138	8,050,805
ION Trading Technologies SARL
5.75%, 05/15/28(a)	5,642	5,077,800
9.50%, 05/30/29(a)	11,584	11,261,965
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	7,380	6,321,130
4.13%, 08/01/30(a)(b)	6,879	6,180,438
4.63%, 06/01/28(a)	7,930	7,604,870
5.00%, 12/15/27(a)	6,407	6,298,337
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	9,529	5,567,128
11.75%, 10/15/28(a)	8,253	4,603,627
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(f)	5,013	4,713,223
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(f)	14,828	12,900,360
8.13%, , (5-year CMT + 4.250%)(a)(d)(f)	8,090	7,606,622
9.75%, 04/15/29(a)	26,219	27,705,617
11.25%, 02/15/27(a)(b)	24,109	25,887,039
Snap Inc., 6.88%, 03/01/33(a)(b)	21,267	21,240,416
Wayfair LLC
7.25%, 10/31/29(a)(b)	11,258	10,283,507
7.75%, 09/15/30(a)(b)	10,054	9,192,875
		255,464,057
Iron & Steel — 0.8%
ATI Inc., 7.25%, 08/15/30(b)	6,717	6,960,961

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	$7,700	$7,598,129
6.75%, 04/15/30(a)(b)	10,433	10,039,885
6.88%, 11/01/29(a)	12,300	11,902,202
7.00%, 03/15/32(a)(b)	20,205	19,012,113
7.38%, 05/01/33(a)(b)	13,310	12,531,782
7.50%, 09/15/31(a)(b)	11,527	11,164,093
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	8,044	7,622,655
8.13%, 05/01/27(a)(b)	9,102	8,852,878
8.50%, 05/01/30(a)(b)	8,679	7,873,535
9.25%, 10/01/28(a)(b)	14,052	13,278,578
		116,836,811
Leisure Time — 0.8%
NCL Corp. Ltd.
5.88%, 02/15/27(a)(b)	14,105	14,035,180
6.75%, 02/01/32(a)(b)	25,244	24,612,900
7.75%, 02/15/29(a)(b)	9,362	9,652,891
8.13%, 01/15/29(a)(b)	11,954	12,502,106
NCL Finance Ltd., 6.13%, 03/15/28(b)	7,460	7,401,247
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	8,507	8,145,453
10.75%, 11/15/29(a)(b)	10,500	10,014,375
Viking Cruises Ltd.
5.88%, 09/15/27(a)	11,346	11,311,080
7.00%, 02/15/29(a)(b)	6,269	6,291,673
9.13%, 07/15/31(a)(b)	10,255	10,947,315
VOC Escrow Ltd., 5.00%, 02/15/28(a)	9,052	8,870,960
		123,785,180
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	14,372	14,086,837
4.75%, 06/15/31(a)	12,283	11,433,692
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	21,219	18,805,551
3.75%, 05/01/29(a)(b)	11,122	10,438,906
4.00%, 05/01/31(a)(b)	13,848	12,694,877
4.88%, 01/15/30(b)	13,361	13,053,697
5.75%, 05/01/28(a)(b)	5,841	5,837,641
5.88%, 04/01/29(a)(b)	8,134	8,215,340
5.88%, 03/15/33(a)(b)	14,048	14,033,601
6.13%, 04/01/32(a)(b)	5,447	5,532,300
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	7,953	6,919,110
5.00%, 06/01/29(a)(b)	11,729	10,829,776
6.63%, 01/15/32(a)	11,171	10,933,281
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	8,390	8,336,891
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	16,457	14,850,797
5.63%, 07/17/27(a)(b)	8,881	8,560,964
5.75%, 07/21/28(a)	10,921	10,325,501
7.63%, 04/17/32(a)(b)	10,309	9,907,980
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	10,806	10,532,054
5.88%, 05/15/26(a)(b)	9,578	9,566,027
7.13%, 06/26/31(a)(b)	7,550	7,585,391
Security	Par (000)	Value
Lodging (continued)
MGM Resorts International
4.63%, 09/01/26(b)	$5,967	$5,901,661
4.75%, 10/15/28(b)	9,551	9,176,635
5.50%, 04/15/27	9,150	9,105,394
6.13%, 09/15/29(b)	10,982	10,923,795
6.50%, 04/15/32(b)	11,292	11,080,840
Station Casinos LLC
4.50%, 02/15/28(a)	9,579	9,235,393
4.63%, 12/01/31(a)(b)	6,709	6,080,635
6.63%, 03/15/32(a)(b)	6,944	6,906,138
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	15,840	13,892,947
6.50%, 01/15/28(a)(b)	6,799	6,512,519
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	9,318	8,740,750
6.00%, 04/01/27(b)	5,784	5,816,159
6.63%, 07/31/26(a)	9,081	9,144,113
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	13,067	12,037,974
5.50%, 10/01/27(a)(b)	10,437	10,176,075
5.63%, 08/26/28(a)(b)	17,378	16,542,813
		373,754,055
Machinery — 0.6%
Chart Industries Inc.
7.50%, 01/01/30(a)(b)	20,763	21,541,612
9.50%, 01/01/31(a)(b)	6,175	6,580,234
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	13,888	14,076,356
Terex Corp.
5.00%, 05/15/29(a)(b)	8,838	8,455,315
6.25%, 10/15/32(a)(b)	10,081	9,646,509
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	4,707	4,707,736
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	21,954	21,583,526
		86,591,288
Manufacturing — 0.3%
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	13,651	13,941,084
6.25%, 03/15/33(a)(b)	10,738	10,952,760
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	6,736	5,973,225
12.25%, 11/15/26(a)	11,495	10,157,499
Hillenbrand Inc., 6.25%, 02/15/29(b)	7,200	7,162,596
		48,187,164
Media — 9.2%
AMC Networks Inc.
4.25%, 02/15/29(b)	13,440	9,843,180
10.25%, 01/15/29(a)(b)	12,004	12,370,789
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	41,001	36,999,302
4.25%, 01/15/34(a)(b)	26,465	22,293,454
4.50%, 08/15/30(a)(b)	37,607	34,881,042
4.50%, 05/01/32	40,793	36,254,779
4.50%, 06/01/33(a)(b)	24,370	21,206,199
4.75%, 03/01/30(a)(b)	42,681	40,324,155
4.75%, 02/01/32(a)(b)	15,372	13,892,445
5.00%, 02/01/28(a)	35,465	34,578,375
5.13%, 05/01/27(a)	43,538	42,915,659
5.38%, 06/01/29(a)	19,434	19,016,898

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.50%, 05/01/26(a)(b)	$10,207	$10,194,241
6.38%, 09/01/29(a)(b)	20,175	20,346,487
7.38%, 03/01/31(a)(b)	14,705	15,118,394
CSC Holdings LLC
3.38%, 02/15/31(a)	13,554	9,047,295
4.13%, 12/01/30(a)	14,329	9,815,365
4.50%, 11/15/31(a)	19,616	13,338,880
4.63%, 12/01/30(a)(b)	32,582	15,069,175
5.00%, 11/15/31(a)(b)	6,376	2,842,633
5.38%, 02/01/28(a)	14,757	12,893,929
5.50%, 04/15/27(a)	18,829	17,475,666
5.75%, 01/15/30(a)	31,798	15,938,748
6.50%, 02/01/29(a)(b)	22,930	18,745,275
7.50%, 04/01/28(a)	15,610	11,434,325
11.25%, 05/15/28(a)	14,407	14,039,322
11.75%, 01/31/29(a)	27,320	25,783,250
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	9,888	9,433,152
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)(b)	49,295	47,665,061
10.00%, 02/15/31(a)	30,281	28,842,652
DISH DBS Corp.
5.25%, 12/01/26(a)(b)	38,368	34,914,880
5.75%, 12/01/28(a)(b)	33,012	27,730,080
7.38%, 07/01/28	13,251	8,891,421
7.75%, 07/01/26	27,986	24,279,000
5.13%, 06/01/29(b)	21,714	13,584,821
DISH Network Corp., 11.75%, 11/15/27(a)(b)	47,632	50,086,815
Gray Television Inc.
4.75%, 10/15/30(a)(b)	11,751	7,050,600
5.38%, 11/15/31(a)(b)	16,188	9,611,625
7.00%, 05/15/27(a)(b)	8,199	7,977,627
10.50%, 07/15/29(a)(b)	18,364	18,851,381
iHeartCommunications Inc.
7.75%, 08/15/30(a)	9,128	6,536,100
9.13%, 05/01/29(a)(b)	10,077	7,755,863
10.88%, 05/01/30(a)	8,728	3,666,014
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	11,254	8,285,758
6.75%, 10/15/27(a)(b)	15,982	13,005,752
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	11,743	11,488,378
7.38%, 09/01/31(a)(b)	9,285	9,487,599
8.00%, 08/01/29(a)	9,282	9,178,088
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	15,010	14,161,609
5.63%, 07/15/27(a)(b)	24,077	23,872,827
Paramount Global
6.25%, 02/28/57(d)	8,420	7,802,994
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	14,194	13,662,435
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	15,195	13,067,700
6.50%, 09/15/28(a)	16,003	10,385,697
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	7,209	5,493,052
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	5,879	4,641,279
Sinclair Television Group Inc.
4.38%, 12/31/32(a)	1,379	840,328
5.50%, 03/01/30(a)	7,534	5,433,898
8.13%, 02/15/33(a)(b)	22,087	21,838,521
Security	Par (000)	Value
Media (continued)
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	$14,958	$14,561,763
3.88%, 09/01/31(a)(b)	20,518	17,614,785
4.00%, 07/15/28(a)(b)	29,124	27,412,965
4.13%, 07/01/30(a)(b)	20,383	18,223,421
5.00%, 08/01/27(a)	22,695	22,377,724
5.50%, 07/01/29(a)(b)	16,382	15,947,549
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	19,041	17,358,252
TEGNA Inc.
4.63%, 03/15/28(b)	14,061	13,445,831
5.00%, 09/15/29(b)	15,441	14,278,100
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	13,600	13,299,667
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	14,044	12,029,696
6.63%, 06/01/27(a)	21,382	20,660,357
7.38%, 06/30/30(a)(b)	11,716	10,683,586
8.00%, 08/15/28(a)	19,777	19,261,973
8.50%, 07/31/31(a)(b)	17,345	16,271,778
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	13,046	11,414,141
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	11,665	10,495,584
5.50%, 05/15/29(a)	19,790	19,080,331
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	6,149	5,956,780
VZ Secured Financing BV, 5.00%, 01/15/32(a)	20,581	17,960,010
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	7,335	6,486,497
Ziggo BV, 4.88%, 01/15/30(a)(b)	12,615	11,573,136
		1,352,576,195
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	6,290	5,843,158
7.13%, 03/15/31(a)(b)	10,205	10,500,984
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	6,862	6,770,118
6.38%, 09/15/32(a)	7,500	7,302,525
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	10,982	11,351,270
11.50%, 10/01/31(a)	6,126	6,726,838
Constellium SE, 3.75%, 04/15/29(a)(b)	7,154	6,572,594
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)(b)	20,158	18,182,718
4.50%, 09/15/27(a)	8,798	8,579,196
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)(b)	9,986	9,866,525
6.13%, 04/15/32(a)(b)	11,066	10,900,010
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	7,439	6,680,966
4.63%, 03/01/28(a)(b)	7,039	6,753,921
Novelis Corp.
3.25%, 11/15/26(a)	9,288	8,980,010
3.88%, 08/15/31(a)(b)	10,647	9,164,405
4.75%, 01/30/30(a)	22,095	20,516,215
Novelis Inc., 6.88%, 01/30/30(a)(b)	10,372	10,519,839
		165,211,292
Office & Business Equipment — 0.1%
Xerox Corp., 10.25%, 10/15/30(a)(b)	1,975	2,010,728
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	11,162	7,143,680

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
8.88%, 11/30/29(a)(b)	$7,087	$4,243,341
Xerox Issuer Corp., 13.50%, 04/15/31(a)(b)	6,125	5,811,094
		19,208,843
Oil & Gas — 5.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	14,029	14,043,614
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	5,654	5,479,836
6.63%, 10/15/32(a)	8,607	8,463,550
8.25%, 12/31/28(a)(b)	6,803	6,888,804
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	8,005	6,904,312
8.50%, 04/30/30(a)(b)	10,772	9,984,438
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	9,643	9,594,785
8.38%, 01/15/29(a)	13,718	13,705,139
Civitas Resources Inc.
5.00%, 10/15/26(a)	5,799	5,622,377
8.38%, 07/01/28(a)(b)	18,458	18,134,985
8.63%, 11/01/30(a)(b)	12,994	12,502,827
8.75%, 07/01/31(a)(b)	18,810	17,869,500
CNX Resources Corp.
6.00%, 01/15/29(a)	6,578	6,381,004
7.25%, 03/01/32(a)(b)	8,625	8,618,531
7.38%, 01/15/31(a)(b)	7,145	7,156,253
Comstock Resources Inc.
5.88%, 01/15/30(a)	12,986	11,752,330
6.75%, 03/01/29(a)	21,683	20,504,926
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	14,289	12,520,736
7.63%, 04/01/32(a)(b)	15,661	14,231,934
9.25%, 02/15/28(a)(b)	13,609	13,753,255
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	5,925	5,380,641
8.50%, 01/15/29(a)(b)	8,234	7,561,529
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)	10,352	10,364,940
8.75%, 05/01/31(a)(b)	7,385	7,495,775
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(i)	5,142	5,063,767
5.38%, 03/30/28(a)(i)	8,498	8,000,032
5.88%, 03/30/31(a)(i)	7,807	7,059,175
8.50%, 09/30/33(a)(i)	9,895	9,921,722
EQT Corp.
4.50%, 01/15/29(a)(b)	910	882,049
4.75%, 01/15/31(a)(b)	1,090	1,052,347
6.38%, 04/01/29(a)	697	712,536
7.50%, 06/01/27(a)	1,242	1,260,744
7.50%, 06/01/30(a)	2,960	3,182,602
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	7,830	7,264,772
6.00%, 04/15/30(a)	6,310	5,742,100
6.00%, 02/01/31(a)(b)	7,528	6,718,740
6.25%, 11/01/28(a)	7,742	7,475,869
6.25%, 04/15/32(a)	7,195	6,207,936
6.88%, 05/15/34(a)(b)	6,414	5,455,909
7.25%, 02/15/35(a)(b)	14,027	12,164,039
8.38%, 11/01/33(a)(b)	7,912	7,510,837
Security	Par (000)	Value
Oil & Gas (continued)
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	$7,678	$7,542,691
6.75%, 06/30/30(a)	7,385	7,151,079
Matador Resources Co.
6.25%, 04/15/33(a)(b)	11,135	10,524,357
6.50%, 04/15/32(a)(b)	12,756	12,276,502
6.88%, 04/15/28(a)(b)	6,298	6,262,101
Nabors Industries Inc.
7.38%, 05/15/27(a)	9,604	9,051,770
8.88%, 08/15/31(a)(b)	7,163	4,838,607
9.13%, 01/31/30(a)(b)	9,171	8,268,417
Noble Finance II LLC, 8.00%, 04/15/30(a)	18,960	18,054,281
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(b)	9,877	9,709,091
8.75%, 06/15/31(a)	6,875	6,542,709
Parkland Corp.
4.50%, 10/01/29(a)(b)	11,104	10,457,423
4.63%, 05/01/30(a)(b)	10,959	10,305,522
5.88%, 07/15/27(a)(b)	6,419	6,366,236
6.63%, 08/15/32(a)(b)	7,838	7,797,556
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	10,758	9,498,418
7.88%, 09/15/30(a)(b)	7,256	5,955,217
9.88%, 03/15/30(a)	11,727	10,332,120
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	9,640	9,370,482
6.25%, 02/01/33(a)(b)	13,668	13,297,825
7.00%, 01/15/32(a)	13,418	13,501,862
8.00%, 04/15/27(a)	8,459	8,560,773
Range Resources Corp.
4.75%, 02/15/30(a)(b)	7,162	6,741,232
8.25%, 01/15/29	8,131	8,325,006
SM Energy Co.
6.50%, 07/15/28(b)	4,804	4,599,902
6.63%, 01/15/27(b)	5,587	5,489,227
6.75%, 09/15/26	5,852	5,798,630
6.75%, 08/01/29(a)(b)	10,737	10,036,894
7.00%, 08/01/32(a)(b)	11,145	10,274,910
Sunoco LP
6.25%, 07/01/33(a)	13,654	13,629,696
7.00%, 05/01/29(a)	9,807	10,067,997
7.25%, 05/01/32(a)(b)	9,747	10,085,399
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	10,883	10,308,736
4.50%, 04/30/30(b)	11,217	10,558,001
5.88%, 03/15/28	5,253	5,231,725
6.00%, 04/15/27	7,385	7,357,306
7.00%, 09/15/28(a)	6,605	6,758,691
Talos Production Inc.
9.00%, 02/01/29(a)(b)	9,451	8,987,901
9.38%, 02/01/31(a)(b)	9,160	8,580,447
Transocean Inc.
8.00%, 02/01/27(a)(b)	7,820	7,224,379
8.25%, 05/15/29(a)	12,659	10,203,027
8.50%, 05/15/31(a)(b)	12,117	9,360,382
8.75%, 02/15/30(a)(b)	13,390	13,017,591
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	6,159	6,068,372
Valaris Ltd., 8.38%, 04/30/30(a)(b)	15,155	14,187,505
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	14,712	11,395,233
		770,544,425

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	$11,662	$11,624,594
6.63%, 09/01/32(a)(b)	9,835	9,764,192
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	9,470	9,377,573
7.13%, 03/15/29(a)	14,189	14,324,505
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	22,128	21,858,591
		66,949,455
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	9,243	8,454,572
4.00%, 09/01/29(a)(b)	15,039	13,079,418
6.00%, 06/15/27(a)	9,640	9,603,850
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	17,613	15,543,472
5.25%, 08/15/27(a)	27,047	12,425,428
Ball Corp.
2.88%, 08/15/30(b)	17,768	15,748,116
3.13%, 09/15/31(b)	10,974	9,594,591
6.00%, 06/15/29(b)	14,652	14,941,377
6.88%, 03/15/28(b)	10,812	11,076,137
Berry Global Inc., 5.63%, 07/15/27(a)	7,557	7,552,774
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)(b)	7,290	7,349,231
6.75%, 04/15/32(a)(b)	11,385	11,648,221
6.88%, 01/15/30(a)(b)	7,902	8,046,271
8.75%, 04/15/30(a)(b)	16,130	16,618,416
Crown Americas LLC, 5.25%, 04/01/30(b)	7,549	7,510,953
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	5,950	5,858,668
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,737	6,341,201
3.75%, 02/01/30(a)(b)	5,727	5,240,205
6.38%, 07/15/32(a)(b)	7,042	7,086,013
LABL Inc.
5.88%, 11/01/28(a)(b)	7,218	5,970,730
8.25%, 11/01/29(a)(b)	6,182	4,180,578
8.63%, 10/01/31(a)(b)	12,747	10,420,672
10.50%, 07/15/27(a)(b)	9,195	8,265,443
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	36,207	36,304,035
9.25%, 04/15/27(a)	19,118	17,564,662
OI European Group BV, 4.75%, 02/15/30(a)(b)	6,397	5,922,471
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	8,510	8,499,362
7.25%, 05/15/31(a)(b)	9,865	9,779,389
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	6,719	6,463,678
5.00%, 04/15/29(a)(b)	5,595	5,438,452
6.50%, 07/15/32(a)(b)	6,069	6,167,621
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	11,173	11,264,395
7.25%, 02/15/31(a)(b)	7,040	7,337,933
Silgan Holdings Inc., 4.13%, 02/01/28	3,006	2,885,760
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	$14,170	$14,008,128
8.50%, 08/15/27(a)(b)	9,598	9,454,030
		363,646,253
Pharmaceuticals — 2.8%
1261229 BC Ltd., 10.00%, 04/15/32(a)(b)	45,644	44,788,175
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	7,801	6,965,643
5.13%, 03/01/30(a)(b)	8,002	7,144,152
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	8,901	8,455,950
9.25%, 04/01/26(a)	4,738	4,624,051
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	20,090	16,278,425
5.00%, 01/30/28(a)	5,510	4,187,600
5.00%, 02/15/29(a)	6,120	3,855,600
5.25%, 01/30/30(a)	10,258	5,968,874
5.25%, 02/15/31(a)	6,070	3,290,130
6.25%, 02/15/29(a)	10,183	6,669,865
11.00%, 09/30/28(a)	22,323	20,992,549
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)(d)	9,598	9,554,809
7.00%, 03/10/55, (5-year CMT + 2.886%)(d)	30,822	31,137,926
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	15,166	15,760,330
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	8,383	6,454,910
12.25%, 04/15/29(a)(b)	10,663	11,340,634
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	21,552	20,437,848
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	27,693	26,083,067
5.13%, 04/30/31(a)(b)	26,483	22,209,536
6.75%, 05/15/34(a)(b)	6,879	6,489,907
7.88%, 05/15/34(a)(b)	6,637	6,106,040
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	7,182	5,835,171
6.63%, 04/01/30(a)(b)	8,266	7,047,922
10.00%, 04/15/30(a)(b)	7,873	8,107,960
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	43,861	42,380,691
4.75%, 05/09/27	12,632	12,396,278
5.13%, 05/09/29(b)	12,846	12,500,764
6.75%, 03/01/28(b)	15,815	16,182,259
7.88%, 09/15/29	7,784	8,335,538
8.13%, 09/15/31(b)	6,544	7,199,791
		408,782,395
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	10,390	10,118,717
5.75%, 03/01/27(a)	8,221	8,188,116
5.75%, 01/15/28(a)	8,995	8,940,310
6.63%, 02/01/32(a)(b)	7,776	7,857,872

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)(b)	$7,125	$7,228,099
7.25%, 07/15/32(a)(b)	6,468	6,610,167
Buckeye Partners LP
3.95%, 12/01/26	8,423	8,210,993
4.13%, 12/01/27	5,225	5,019,762
4.50%, 03/01/28(a)	7,213	6,933,496
6.75%, 02/01/30(a)	6,863	6,977,097
6.88%, 07/01/29(a)(b)	7,706	7,814,366
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	19,445	18,691,506
7.50%, 12/15/33(a)(b)	6,301	6,631,424
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	6,301	6,222,238
8.63%, 03/15/29(a)(b)	15,234	15,682,337
DT Midstream Inc.
4.13%, 06/15/29(a)	13,825	12,966,744
4.38%, 06/15/31(a)(b)	13,390	12,318,800
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	5,312	5,255,237
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	10,876	11,256,660
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	8,198	8,160,961
7.88%, 05/15/32(b)	9,166	8,919,343
8.00%, 05/15/33(b)	8,651	8,391,124
8.25%, 01/15/29(b)	7,411	7,521,296
8.88%, 04/15/30	6,878	7,032,755
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	5,678	5,634,734
8.25%, 01/15/32(a)	6,433	6,536,346
Harvest Midstream I LP
7.50%, 09/01/28(a)	11,323	11,439,768
7.50%, 05/15/32(a)	7,552	7,684,462
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	9,654	9,047,259
5.13%, 06/15/28(a)(b)	6,935	6,792,139
5.50%, 10/15/30(a)(b)	5,112	4,992,942
5.88%, 03/01/28(a)	10,938	10,954,768
6.50%, 06/01/29(a)	8,200	8,327,674
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)(b)	8,498	8,634,765
8.88%, 07/15/28(a)	7,712	8,013,651
ITT Holdings LLC, 6.50%, 08/01/29(a)	16,894	15,394,657
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	13,426	13,090,350
6.63%, 12/15/28(a)	14,731	14,837,652
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	6,334	5,178,045
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	36,502	25,186,446
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	12,629	11,872,775
8.38%, 02/15/32(a)(b)	17,984	16,313,736
NuStar Logistics LP
5.63%, 04/28/27(b)	7,676	7,651,667
6.00%, 06/01/26	7,269	7,264,457
6.38%, 10/01/30(b)	8,768	8,901,186
Security	Par (000)	Value
Pipelines (continued)
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)(b)	$7,368	$7,047,639
6.75%, 03/15/33(a)(b)	6,975	7,076,815
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(d)	9,098	8,938,785
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)(d)	5,689	5,662,831
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	10,030	9,743,205
6.00%, 03/01/27(a)	5,452	5,363,973
6.00%, 12/31/30(a)(b)	9,856	9,178,181
6.00%, 09/01/31(a)	6,668	6,124,836
7.38%, 02/15/29(a)	11,095	11,013,522
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	17,285	14,562,613
6.25%, 01/15/30(a)	13,764	13,767,624
3.88%, 08/15/29(a)	17,215	15,783,745
4.13%, 08/15/31(a)	17,391	15,537,631
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	20,489	19,285,681
8.13%, 06/01/28(a)(b)	32,046	31,805,655
8.38%, 06/01/31(a)	31,038	29,912,872
9.50%, 02/01/29(a)	41,644	43,153,595
9.88%, 02/01/32(a)(b)	27,435	27,820,805
		708,478,907
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	7,957	7,025,491
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	5,991	4,388,408
5.75%, 01/15/29(a)(b)	7,255	5,677,038
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	8,197	8,217,492
8.88%, 09/01/31(a)(b)	5,948	6,364,360
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	9,581	8,746,655
4.38%, 02/01/31(a)	9,284	8,232,866
5.38%, 08/01/28(a)	10,001	9,650,965
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	8,585	7,686,269
4.75%, 02/01/30(b)	7,897	6,903,478
5.00%, 03/01/31(b)	8,655	7,381,365
		80,274,387
Real Estate Investment Trusts — 3.8%
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,049	5,700,396
8.88%, 04/12/29(b)	5,914	6,200,888
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	9,312	9,015,742
5.75%, 05/15/26(a)	12,444	12,324,745
Diversified Healthcare Trust
4.38%, 03/01/31(b)	6,474	5,004,213
4.75%, 02/15/28	7,717	6,900,464

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	$6,038	$3,997,579
3.95%, 11/01/27	5,865	5,095,923
4.65%, 04/01/29(b)	6,375	4,564,819
Iron Mountain Inc.
4.50%, 02/15/31(a)	14,698	13,588,301
4.88%, 09/15/27(a)(b)	12,197	12,017,313
4.88%, 09/15/29(a)(b)	14,146	13,626,446
5.00%, 07/15/28(a)	5,994	5,854,759
5.25%, 03/15/28(a)	10,389	10,226,296
5.25%, 07/15/30(a)(b)	16,617	16,094,153
5.63%, 07/15/32(a)(b)	7,790	7,546,563
6.25%, 01/15/33(a)(b)	15,526	15,498,149
7.00%, 02/15/29(a)(b)	13,592	13,963,231
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	10,101	9,444,435
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	8,768	8,539,506
4.75%, 06/15/29(a)(b)	8,228	7,880,943
7.00%, 07/15/31(a)(b)	7,156	7,374,123
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	18,698	12,398,498
4.63%, 08/01/29(b)	11,723	8,931,754
5.00%, 10/15/27(b)	18,954	16,888,962
8.50%, 02/15/32(a)	20,805	21,158,373
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	5,682	4,546,808
9.00%, 09/30/29(a)(b)	7,234	5,353,160
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	9,810	9,172,350
5.88%, 10/01/28(a)	9,886	9,657,090
7.00%, 02/01/30(a)(b)	8,133	8,130,293
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	8,009	7,669,418
4.75%, 10/15/27	10,130	9,938,543
6.50%, 04/01/32(a)	13,637	13,585,861
7.25%, 07/15/28(a)(b)	4,936	5,081,841
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(b)	7,285	7,131,869
4.00%, 09/15/29(a)(b)	7,906	7,145,443
SBA Communications Corp.
3.13%, 02/01/29(b)	22,165	20,530,331
3.88%, 02/15/27	21,560	21,098,400
Service Properties Trust
3.95%, 01/15/28(b)	5,819	5,133,580
4.38%, 02/15/30(b)	5,374	4,005,941
4.75%, 10/01/26	6,187	5,989,820
4.95%, 02/15/27(b)	5,721	5,437,639
4.95%, 10/01/29(b)	5,582	4,379,916
5.50%, 12/15/27(b)	6,269	5,991,061
8.38%, 06/15/29(b)	9,289	9,012,497
8.63%, 11/15/31(a)(b)	13,897	14,748,608
8.88%, 06/15/32(b)	7,191	6,936,259
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	6,219	6,062,669
4.38%, 01/15/27(a)(b)	7,224	7,061,460
6.00%, 04/15/30(a)	6,045	5,969,438
6.50%, 07/01/30(a)(b)	7,276	7,329,920
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.50%, 10/15/30(a)(b)	$3,890	$3,924,038
7.25%, 04/01/29(a)(b)	9,342	9,645,615
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	8,904	7,936,870
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	7,783	7,444,673
6.50%, 02/15/29(a)(b)	15,640	14,314,197
10.50%, 02/15/28(a)	38,755	41,157,316
		561,359,498
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	9,611	8,997,273
3.88%, 01/15/28(a)(b)	21,580	20,719,027
4.00%, 10/15/30(a)(b)	40,893	37,212,630
4.38%, 01/15/28(a)	9,488	9,179,640
5.63%, 09/15/29(a)	6,314	6,298,116
6.13%, 06/15/29(a)(b)	16,716	16,965,737
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	7,051	6,342,657
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,647	5,458,619
4.63%, 11/15/29(a)(b)	11,037	10,378,091
4.75%, 03/01/30(b)	5,917	5,532,395
5.00%, 02/15/32(a)(b)	8,453	7,705,332
Bath & Body Works Inc.
5.25%, 02/01/28(b)	6,359	6,312,134
6.63%, 10/01/30(a)(b)	12,196	12,401,990
7.50%, 06/15/29(b)	6,260	6,405,357
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(e)	5,332	5,156,118
Beacon Roofing Supply Inc., 6.75%, 04/30/32(a)	27,470	27,538,678
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(b)(e)	8,503	8,741,807
13.00%, 06/01/30, (13.00% PIK)(a)(e)	21,904	23,231,057
14.00%, 06/01/31, (14.00% PIK)(a)(b)(e)	27,556	30,135,838
eG Global Finance PLC, 12.00%, 11/30/28(a)(b)	15,017	16,526,359
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	12,809	11,908,367
6.75%, 01/15/30(a)(b)	17,553	15,310,604
FirstCash Inc.
4.63%, 09/01/28(a)	6,322	6,097,717
5.63%, 01/01/30(a)(b)	7,432	7,302,312
6.88%, 03/01/32(a)(b)	7,172	7,331,649
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	10,628	9,606,685
3.88%, 10/01/31(a)(b)	9,783	8,444,686
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	7,031	6,204,566
8.75%, 01/15/32(a)	7,558	6,054,260
11.50%, 08/15/29(a)	7,597	7,179,165
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	10,171	9,662,450
6.38%, 01/15/30(a)(b)	7,184	7,252,607
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	9,179	9,140,173
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	10,860	9,501,957
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	13,852	13,097,343
8.25%, 08/01/31(a)(b)	10,860	11,306,279

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	$11,717	$10,890,600
4.38%, 01/15/31(a)(b)	7,616	6,987,680
4.63%, 12/15/27(a)(b)	5,352	5,209,838
Macy's Retail Holdings LLC
5.88%, 03/15/30(a)(b)	6,772	6,293,868
6.13%, 03/15/32(a)(b)	6,484	5,828,805
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	11,989	6,290,628
7.88%, 05/01/29(a)	16,682	5,844,539
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	7,221	6,500,091
4.75%, 09/15/29(b)	7,355	7,089,913
Nordstrom Inc.
4.25%, 08/01/31	6,266	5,336,000
4.38%, 04/01/30(b)	7,320	6,490,424
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	16,352	15,555,401
7.75%, 02/15/29(a)(b)	16,619	15,474,129
QVC Inc., 6.88%, 04/15/29(a)(b)	8,451	5,641,043
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	29,031	17,600,044
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	8,827	8,282,374
4.88%, 11/15/31(a)(b)	7,335	6,692,271
Staples Inc.
10.75%, 09/01/29(a)	31,977	27,899,932
12.75%, 01/15/30(a)(b)	10,715	6,245,044
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	8,988	8,213,234
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	5,865	5,518,906
3.45%, 06/01/26	20,050	19,585,040
8.13%, 08/15/29(b)	11,447	11,907,513
Yum! Brands Inc.
3.63%, 03/15/31(b)	14,146	12,760,456
4.63%, 01/31/32(b)	14,808	13,912,375
4.75%, 01/15/30(a)(b)	11,485	11,100,827
5.38%, 04/01/32(b)	12,671	12,458,761
		688,249,411
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29(a)(b)	4,822	4,439,166
4.38%, 04/15/28(a)(b)	6,149	5,922,640
4.75%, 04/15/29(a)	22,280	21,632,488
5.95%, 06/15/30(a)(b)	11,863	11,804,041
		43,798,335
Software — 2.7%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	32,483	31,014,781
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	10,449	8,976,091
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	10,859	9,589,854
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	11,560	10,907,785
4.88%, 07/01/29(a)(b)	13,243	12,022,161
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	52,367	52,367,000
8.25%, 06/30/32(a)(b)	25,514	26,582,399
9.00%, 09/30/29(a)(b)	51,833	52,283,258
Security	Par (000)	Value
Software (continued)
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	$12,127	$11,601,734
5.25%, 05/15/26(a)	5,806	5,797,880
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 8.75%, 05/01/29(a)	9,810	9,539,072
Open Text Corp.
3.88%, 02/15/28(a)(b)	12,752	12,163,081
3.88%, 12/01/29(a)(b)	11,607	10,673,904
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	12,706	11,731,450
4.13%, 12/01/31(a)(b)	9,367	8,358,689
ROBLOX Corp., 3.88%, 05/01/30(a)	13,845	12,806,486
Rocket Software Inc.
6.50%, 02/15/29(a)	7,939	7,502,355
9.00%, 11/28/28(a)(b)	10,742	11,066,403
SS&C Technologies Inc.
5.50%, 09/30/27(a)	26,719	26,555,480
6.50%, 06/01/32(a)(b)	9,923	10,058,201
Twilio Inc.
3.63%, 03/15/29(b)	6,514	6,083,485
3.88%, 03/15/31(b)	6,855	6,199,491
UKG Inc., 6.88%, 02/01/31(a)(b)	34,140	35,172,735
		389,053,775
Telecommunications — 6.4%
Altice Financing SA
5.00%, 01/15/28(a)	16,605	12,636,777
5.75%, 08/15/29(a)	28,381	20,860,035
Altice France Holding SA
6.00%, 02/15/28(a)	14,377	4,439,701
10.50%, 05/15/27(a)	20,915	6,498,355
Altice France SA
5.13%, 01/15/29(a)	6,151	4,989,650
5.13%, 07/15/29(a)	34,385	28,109,737
5.50%, 01/15/28(a)	15,070	12,470,425
5.50%, 10/15/29(a)	27,623	22,581,802
8.13%, 02/01/27(a)	23,943	21,907,845
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(d)	14,045	14,083,563
7.00%, 09/15/55, (5-year CMT + 2.363%)(d)	17,118	17,001,521
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(d)	7,053	6,833,511
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	6,713	6,025,723
CommScope LLC
4.75%, 09/01/29(a)(b)	12,774	11,282,900
7.13%, 07/01/28(a)(b)	10,237	8,688,518
8.25%, 03/01/27(a)(b)	13,651	12,441,139
9.50%, 12/15/31(a)(b)	14,561	14,888,622
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	9,743	8,476,410
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	26,693	24,957,955
Consolidated Communications Inc.
5.00%, 10/01/28(a)	6,661	6,320,803
6.50%, 10/01/28(a)	9,936	9,737,280
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(b)(e)	31,092	29,003,006
Series ., 10.75%, 11/30/29	74,749	79,109,857
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	22,378	22,143,926

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 10/15/27(a)	$18,019	$18,001,882
5.88%, 11/01/29(b)	9,746	9,723,220
6.00%, 01/15/30(a)(b)	13,306	13,343,257
6.75%, 05/01/29(a)	14,514	14,571,194
8.63%, 03/15/31(a)	9,394	9,952,379
8.75%, 05/15/30(a)(b)	16,596	17,368,416
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	9,555	8,903,349
6.63%, 08/01/26(b)	10,482	8,511,594
Iliad Holding SASU
7.00%, 10/15/28(a)	15,370	15,550,118
7.00%, 04/15/32(a)	11,694	11,809,580
8.50%, 04/15/31(a)	13,046	13,761,704
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	42,261	41,651,596
Level 3 Financing Inc.
3.75%, 07/15/29(a)(b)	6,690	5,049,987
3.88%, 10/15/30(a)(b)	6,231	4,914,390
4.00%, 04/15/31(a)(b)	6,872	5,324,412
4.25%, 07/01/28(a)	425	368,382
4.50%, 04/01/30(a)(b)	10,451	8,702,861
4.88%, 06/15/29(a)(b)	7,816	6,821,554
10.50%, 04/15/29(a)(b)	9,853	10,919,125
10.50%, 05/15/30(a)(b)	11,546	12,497,448
10.75%, 12/15/30(a)(b)	10,333	11,456,714
11.00%, 11/15/29(a)(b)	21,271	23,791,410
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	6,193	5,790,728
10.00%, 10/15/32(a)(b)	6,141	6,125,049
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,034	6,735,055
Series 2034, 6.00%, 09/30/34(a)(b)	6,379	5,924,496
Series 2036, 7.20%, 07/18/36(a)	6,592	6,418,828
Series 2038, 7.72%, 06/04/38(a)(b)	7,365	7,329,709
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(d)	10,029	9,765,037
7.00%, 04/15/55, (5-year CMT + 2.653%)(b)(d)	14,626	14,717,412
7.13%, 04/15/55, (5-year CMT + 2.620%)(d)	13,659	13,605,047
Viasat Inc.
5.63%, 04/15/27(a)(b)	8,208	8,031,183
6.50%, 07/15/28(a)(b)	5,555	4,881,456
7.50%, 05/30/31(a)(b)	9,651	7,305,807
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	18,845	16,424,339
4.75%, 07/15/31(a)	18,110	15,914,162
7.75%, 04/15/32(a)	9,505	9,574,655
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)(d)	8,411	8,107,931
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	13,836	12,249,011
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	28,057	28,825,201
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	30,312	30,991,292
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	23,546	21,660,201
6.13%, 03/01/28(a)	16,915	13,791,011
		932,651,243
Security	Par (000)	Value
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	$18,646	$15,253,094
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	135	137,103
XPO Inc.
7.13%, 06/01/31(a)(b)	5,480	5,610,972
7.13%, 02/01/32(a)(b)	8,038	8,234,690
		29,235,859
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	7,151	6,845,298
7.00%, 05/01/31(a)(b)	9,537	9,717,853
7.00%, 06/15/32(a)(b)	10,438	10,574,947
7.88%, 12/01/30(a)(b)	7,498	7,822,094
5.50%, 05/01/28(a)	12,975	12,747,937
		47,708,129
Total Corporate Bonds & Notes — 97.9% (Cost: $15,264,925,450)		14,364,209,322
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27(c)	714	695,691
Total Fixed Rate Loan Interests — 0.0% (Cost: $676,087)		695,691
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	203,132	3,046,980
Office REITs — 0.0%
Office Properties Income Trust, NVS	18,325	7,513
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ —)(j)	404,350	2,195,621
Total Common Stocks — 0.0% (Cost $20,967,666)		5,250,114
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	23,800	487,900
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	34,448	792,304
		1,280,204
Total Preferred Stocks — 0.0% (Cost $1,161,960)		1,280,204
Total Long-Term Investments — 97.9% (Cost: $15,287,731,163)		14,371,435,331

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 21.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(k)(l)(m)	3,085,359,500	$3,086,593,643
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(k)(l)	25,270,000	25,270,000
Total Short-Term Securities — 21.2% (Cost: $3,110,656,653)		3,111,863,643
Total Investments — 119.1% (Cost: $18,398,387,816)		17,483,298,974
Liabilities in Excess of Other Assets — (19.1)%		(2,808,496,253)
Net Assets — 100.0%		$14,674,802,721

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,195,621, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,363,345,981	$863,341	$14,364,209,322
Fixed Rate Loan Interests	—	—	695,691	695,691
Common Stocks	—	2,203,134	3,046,980	5,250,114
Preferred Stocks	—	1,280,204	—	1,280,204
Short-Term Securities
Money Market Funds	3,111,863,643	—	—	3,111,863,643
	$3,111,863,643	$14,366,829,319	$4,606,012	$17,483,298,974

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$7,353	$6,438,358
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30(a)	6,369	5,840,818
3.20%, 03/01/29(a)	6,968	6,576,797
3.25%, 02/01/35	7,218	5,945,224
3.60%, 05/01/34	8,434	7,276,724
3.63%, 02/01/31(a)	10,899	10,178,626
3.75%, 02/01/50(a)	8,956	6,216,996
3.90%, 05/01/49	5,455	3,821,967
3.95%, 08/01/59	6,313	4,220,948
5.15%, 05/01/30	28,743	28,997,631
5.71%, 05/01/40	21,575	20,917,495
5.81%, 05/01/50	41,116	38,536,530
5.93%, 05/01/60	26,312	24,194,184
6.30%, 05/01/29	11,361	11,935,704
6.39%, 05/01/31	8,162	8,700,548
6.53%, 05/01/34	17,298	18,576,466
6.86%, 05/01/54	18,657	19,953,747
7.01%, 05/01/64	11,971	12,761,067
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	8,056	7,667,773
General Dynamics Corp.
3.63%, 04/01/30	9,852	9,554,885
4.25%, 04/01/40	6,682	5,915,109
4.25%, 04/01/50(a)	4,584	3,804,660
4.95%, 08/15/35	1,755	1,769,015
General Electric Co.
5.88%, 01/14/38	7,622	8,026,928
6.75%, 03/15/32	9,374	10,489,012
L3Harris Technologies Inc.
4.40%, 06/15/28	5,491	5,473,484
5.05%, 06/01/29(a)	6,120	6,220,616
5.25%, 06/01/31(a)	6,830	6,980,737
5.35%, 06/01/34(a)	7,801	7,864,368
5.40%, 07/31/33	9,393	9,521,267
Lockheed Martin Corp.
2.80%, 06/15/50(a)	9,072	5,582,287
3.80%, 03/01/45	6,921	5,416,473
3.90%, 06/15/32	4,116	3,915,157
4.07%, 12/15/42	10,651	8,801,702
4.09%, 09/15/52	12,146	9,388,354
4.15%, 06/15/53	6,942	5,409,879
4.70%, 05/15/46	9,739	8,598,517
4.75%, 02/15/34(a)	6,650	6,561,616
5.20%, 02/15/55	8,273	7,679,319
5.20%, 02/15/64	6,785	6,152,924
5.25%, 01/15/33	5,947	6,127,104
5.70%, 11/15/54	7,995	7,943,009
5.90%, 11/15/63(a)	5,780	5,882,788
Northrop Grumman Corp.
4.03%, 10/15/47	15,911	12,428,851
4.40%, 05/01/30	6,314	6,280,324
4.70%, 03/15/33(a)	7,615	7,517,972
4.75%, 06/01/43(a)	6,307	5,585,554
4.90%, 06/01/34(a)	6,679	6,610,230
4.95%, 03/15/53	7,772	6,858,677
5.20%, 06/01/54	8,542	7,829,016
5.25%, 05/01/50(a)	6,271	5,779,589
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
1.90%, 09/01/31(a)	$8,800	$7,444,600
2.25%, 07/01/30	10,004	8,963,952
2.38%, 03/15/32	7,704	6,601,484
2.82%, 09/01/51(a)	7,493	4,505,400
3.03%, 03/15/52(a)	8,947	5,609,458
3.13%, 07/01/50	6,391	4,139,430
3.75%, 11/01/46	7,640	5,719,277
4.13%, 11/16/28	24,108	23,917,147
4.15%, 05/15/45	6,518	5,252,517
4.35%, 04/15/47	7,676	6,284,474
4.45%, 11/16/38	7,887	7,158,151
4.50%, 06/01/42	26,842	23,295,683
4.63%, 11/16/48	12,608	10,614,399
5.15%, 02/27/33	8,005	8,082,396
5.38%, 02/27/53(a)	9,101	8,548,420
6.00%, 03/15/31(a)	7,662	8,187,843
6.10%, 03/15/34(a)	11,857	12,724,468
6.40%, 03/15/54	13,743	14,742,357
		636,080,124
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32	10,508	8,901,384
3.40%, 05/06/30	10,261	9,638,696
3.40%, 02/04/41	12,773	9,185,032
3.70%, 02/04/51(a)	9,660	6,516,133
3.88%, 09/16/46	13,477	9,637,438
4.00%, 02/04/61(a)	7,754	5,270,957
4.25%, 08/09/42	5,939	4,697,324
4.80%, 02/14/29	18,328	18,431,588
5.38%, 01/31/44(a)	13,668	12,687,928
5.80%, 02/14/39	12,756	12,637,415
5.95%, 02/14/49(a)	18,567	17,945,189
Archer-Daniels-Midland Co.
2.70%, 09/15/51	6,729	4,034,416
2.90%, 03/01/32(a)	6,997	6,259,859
3.25%, 03/27/30	8,722	8,275,038
BAT Capital Corp.
2.73%, 03/25/31(a)	13,322	11,837,432
4.39%, 08/15/37	18,867	16,523,802
4.54%, 08/15/47	15,254	11,976,370
4.74%, 03/16/32	4,121	4,007,321
4.76%, 09/06/49	5,835	4,658,017
4.91%, 04/02/30(a)	6,726	6,760,047
5.35%, 08/15/32	9,012	9,063,355
5.63%, 08/15/35	10,516	10,560,159
5.83%, 02/20/31	9,601	10,001,475
6.00%, 02/20/34(a)	6,896	7,196,248
6.34%, 08/02/30	5,558	5,935,064
6.42%, 08/02/33(a)	7,587	8,109,598
7.08%, 08/02/43	5,395	5,771,334
7.08%, 08/02/53	8,748	9,473,347
BAT International Finance PLC, 5.93%, 02/02/29(a)	5,818	6,088,289
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	13,226	11,831,537
4.20%, 09/17/29	4,320	4,261,896
4.65%, 09/17/34(a)	5,510	5,326,683
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(b)	8,515	8,749,710

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Philip Morris International Inc.
1.75%, 11/01/30(a)	$10,974	$9,504,023
2.10%, 05/01/30(a)	10,009	8,937,099
3.38%, 08/15/29	9,402	9,018,924
3.88%, 08/21/42	8,106	6,411,389
4.13%, 03/04/43	5,857	4,795,388
4.25%, 11/10/44(a)	6,707	5,561,261
4.38%, 04/30/30	3,750	3,725,482
4.38%, 11/15/41	4,876	4,166,220
4.63%, 11/01/29	7,186	7,241,885
4.75%, 11/01/31	10,167	10,202,501
4.88%, 02/13/29	8,017	8,140,297
4.88%, 11/15/43	5,552	4,983,334
4.90%, 11/01/34(a)	4,196	4,126,174
5.13%, 02/15/30(a)	14,377	14,736,954
5.13%, 02/13/31	7,011	7,188,647
5.25%, 02/13/34	13,006	13,134,092
5.38%, 02/15/33	15,120	15,472,582
5.63%, 11/17/29	5,941	6,224,622
5.63%, 09/07/33	8,077	8,383,193
5.75%, 11/17/32	8,634	9,047,993
6.38%, 05/16/38(a)	8,619	9,358,385
Reynolds American Inc.
5.70%, 08/15/35(a)	6,439	6,469,688
5.85%, 08/15/45	16,667	15,551,729
		484,631,943
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30(a)	11,053	10,334,157
3.25%, 03/27/40	8,748	6,760,948
3.38%, 03/27/50(a)	9,890	6,852,481
3.88%, 11/01/45(a)	6,372	4,973,898
Tapestry Inc.
5.10%, 03/11/30(a)	200	200,633
5.50%, 03/11/35(a)	202	196,802
		29,318,919
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.40%, 09/05/29	5,688	5,654,498
4.90%, 03/13/29(a)	6,981	7,063,914
4.90%, 01/10/34(a)	3,918	3,842,123
5.05%, 07/10/31	9,028	9,159,774
5.13%, 07/07/28	5,512	5,625,838
5.65%, 11/15/28(a)	5,485	5,699,197
Cummins Inc.
1.50%, 09/01/30(a)	7,897	6,818,697
5.15%, 02/20/34(a)	5,372	5,446,676
5.45%, 02/20/54(a)	7,481	7,123,809
Ford Motor Co.
3.25%, 02/12/32	18,262	14,907,444
4.75%, 01/15/43(a)	13,182	9,828,374
5.29%, 12/08/46(a)	9,133	7,124,080
6.10%, 08/19/32	14,548	13,960,144
7.45%, 07/16/31	9,314	9,850,866
Ford Motor Credit Co. LLC
2.90%, 02/10/29(a)	7,595	6,749,693
3.63%, 06/17/31	8,316	7,111,705
4.00%, 11/13/30	13,772	12,209,930
5.11%, 05/03/29(a)	11,437	10,967,919
5.30%, 09/06/29	5,936	5,718,815
Security	Par (000)	Value
Auto Manufacturers (continued)
5.80%, 03/08/29	$14,546	$14,260,221
5.88%, 11/07/29(a)	9,871	9,705,493
6.05%, 03/05/31(a)	7,774	7,594,316
6.05%, 11/05/31	8,764	8,500,967
6.13%, 03/08/34	11,456	10,784,069
6.50%, 02/07/35(a)	9,434	9,131,444
6.53%, 03/19/32	5,907	5,839,350
6.80%, 05/12/28	4,467	4,529,310
6.80%, 11/07/28(a)	11,473	11,698,689
7.12%, 11/07/33	9,086	9,139,102
7.20%, 06/10/30	7,032	7,243,449
7.35%, 03/06/30	10,388	10,713,491
General Motors Co.
5.00%, 10/01/28(a)	6,839	6,844,029
5.00%, 04/01/35	7,197	6,579,975
5.15%, 04/01/38(a)	6,561	5,878,724
5.20%, 04/01/45	9,496	7,747,933
5.40%, 10/15/29(a)	4,853	4,887,863
5.40%, 04/01/48(a)	6,127	5,108,778
5.60%, 10/15/32(a)	7,708	7,620,042
5.95%, 04/01/49	6,829	6,084,276
6.25%, 10/02/43	11,115	10,445,307
6.60%, 04/01/36(a)	8,912	9,149,052
6.75%, 04/01/46(a)	5,568	5,491,732
General Motors Financial Co. Inc.
2.35%, 01/08/31	9,110	7,719,498
2.40%, 10/15/28	9,529	8,718,611
2.70%, 06/10/31(a)	10,457	8,935,155
3.10%, 01/12/32	10,763	9,212,407
3.60%, 06/21/30	10,373	9,541,065
4.30%, 04/06/29	11,329	10,939,101
4.90%, 10/06/29(a)	6,956	6,835,152
5.35%, 01/07/30(a)	9,412	9,439,021
5.45%, 09/06/34(a)	8,020	7,675,991
5.55%, 07/15/29	12,820	12,907,881
5.60%, 06/18/31	6,201	6,219,465
5.63%, 04/04/32(a)	5,404	5,363,137
5.75%, 02/08/31	7,816	7,914,553
5.80%, 06/23/28	1,528	1,558,314
5.80%, 01/07/29(a)	5,445	5,548,483
5.85%, 04/06/30(a)	9,640	9,785,289
5.90%, 01/07/35(a)	8,772	8,683,356
5.95%, 04/04/34(a)	9,801	9,721,535
6.10%, 01/07/34	11,882	11,940,794
6.40%, 01/09/33	7,861	8,094,410
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	7,958	7,067,087
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	11,064	13,072,999
Toyota Motor Credit Corp.
2.15%, 02/13/30	8,568	7,728,634
3.38%, 04/01/30	9,954	9,461,712
4.45%, 06/29/29	7,254	7,275,879
4.55%, 08/09/29(a)	5,934	5,973,312
4.60%, 10/10/31	7,204	7,178,608
4.65%, 01/05/29	6,476	6,541,291
4.80%, 01/05/34(a)	5,599	5,542,958
5.05%, 05/16/29	7,585	7,773,395
5.10%, 03/21/31	6,334	6,482,147
5.25%, 09/11/28	5,327	5,491,552
5.35%, 01/09/35(a)	5,648	5,769,549

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.55%, 11/20/30	$5,508	$5,780,833
		607,734,282
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51	11,039	6,252,272
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	6,222	5,403,294
4.15%, 05/01/52(a)	8,403	5,735,673
		17,391,239
Banks — 23.1%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	5,895	5,971,469
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	5,919	6,074,107
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(c)	6,777	6,931,813
Banco Santander SA
2.75%, 12/03/30	10,911	9,545,520
2.96%, 03/25/31(a)	6,279	5,657,697
3.31%, 06/27/29(a)	9,434	8,965,851
3.49%, 05/28/30(a)	5,397	5,069,126
5.44%, 07/15/31(a)	10,879	11,221,224
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(c)	11,212	11,506,348
5.57%, 01/17/30(a)	12,114	12,515,594
5.59%, 08/08/28	3,834	3,950,605
6.03%, 01/17/35(a)	10,110	10,496,483
6.35%, 03/14/34(a)	10,176	10,373,946
6.61%, 11/07/28(a)	9,007	9,602,233
6.92%, 08/08/33	15,561	16,529,051
6.94%, 11/07/33(a)	11,516	12,917,764
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	25,667	22,212,253
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	22,853	19,688,342
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	14,684	13,652,806
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	36,491	31,347,692
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	21,596	19,530,697
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	29,232	25,372,327
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	25,399	22,941,037
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	40,010	28,198,156
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	35,455	31,343,464
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	9,765	5,944,738
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	11,923	11,053,113
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	27,343	24,006,342
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	15,815	9,922,078
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	11,239	10,604,992
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	28,563	21,407,811
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	10,553	8,078,608
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	20,587	20,138,967
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	11,575	9,931,389
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	41,266	31,766,063
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	16,043	14,310,723
Security	Par (000)	Value
Banks (continued)
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	$22,409	$22,248,724
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	20,544	16,597,929
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	13,855	11,554,481
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	30,079	29,139,479
5.00%, 01/21/44	15,898	14,683,103
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	35,734	35,593,844
5.16%, 01/24/31, (1-day SOFR + 1.000%)(c)	25,518	25,982,530
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	38,700	38,712,837
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(c)	36,336	36,773,340
5.51%, 01/24/36, (1-day SOFR + 1.310%)(a)(c)	25,750	26,093,286
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	13,858	14,428,253
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	27,611	28,745,801
5.88%, 02/07/42	11,099	11,415,850
6.11%, 01/29/37(a)	13,196	13,626,002
7.75%, 05/14/38	11,835	13,870,790
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	19,512	17,292,974
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)(c)	7,233	5,023,428
Bank of America NA, 6.00%, 10/15/36	8,115	8,381,131
Bank of Montreal
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	8,399	8,407,302
5.51%, 06/04/31(a)	7,680	7,989,568
5.72%, 09/25/28	3,485	3,626,862
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29(a)	2,868	2,730,128
Bank of Nova Scotia (The)
2.45%, 02/02/32	5,168	4,433,637
4.85%, 02/01/30(a)	9,588	9,696,811
5.13%, 02/14/31, (1-day SOFR + 1.070%)(c)	11,157	11,350,992
5.25%, 06/12/28	3	3,083
5.65%, 02/01/34	6,198	6,410,443
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)(c)	10,674	9,529,272
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	9,578	8,393,044
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)(c)	8,768	7,616,691
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	5,655	4,049,846
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	10,037	10,015,630
4.95%, 01/10/47	10,419	9,205,018
4.97%, 05/16/29(a)(c)	15,131	15,198,943
5.25%, 08/17/45(a)	9,810	9,213,889
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	15,912	15,421,603
5.37%, 02/25/31, (1-day SOFR + 1.230%)(c)	16,079	16,300,942
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	12,553	12,889,432
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	7,336	7,463,899
5.79%, 02/25/36, (1-day SOFR + 1.590%)(c)	22,036	22,034,444
6.04%, 03/12/55, (1-day SOFR + 2.420%)(c)	4,963	4,911,741
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	14,271	14,871,502
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)(c)	8,379	8,819,440
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	11,866	12,670,461
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	12,946	14,434,227

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	$5,397	$5,288,924
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	9,261	8,504,924
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	4,469	4,451,990
5.25%, 01/13/31, (1-day SOFR + 1.105%)(c)	14,243	14,521,463
5.26%, 04/08/29	6,908	7,080,873
6.09%, 10/03/33	4,942	5,238,633
Citibank NA
4.84%, 08/06/29	6,324	6,437,072
5.57%, 04/30/34(a)	15,908	16,408,224
5.80%, 09/29/28(a)	5,543	5,797,804
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)(c)	14,995	13,014,096
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	26,156	22,839,029
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	26,185	23,424,357
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	19,553	17,738,681
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(c)	11,612	8,019,078
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	16,169	14,976,654
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	25,821	22,650,396
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	25,984	23,863,516
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	7,220	6,044,453
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	15,872	15,447,597
4.13%, 07/25/28	11,548	11,442,655
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	7,461	5,961,688
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	27,066	26,538,329
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	24,338	24,088,076
4.65%, 07/30/45	7,699	6,611,359
4.65%, 07/23/48(a)	18,229	15,260,528
4.75%, 05/18/46	14,896	12,323,187
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	17,279	16,945,721
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	23,898	24,224,628
5.30%, 05/06/44	6,274	5,697,396
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	7,504	7,178,562
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	21,877	21,884,027
5.61%, 03/04/56, (1-day SOFR + 1.746%)(c)	16,784	16,064,109
5.88%, 01/30/42	6,984	7,056,310
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	19,146	20,298,846
6.63%, 06/15/32(a)	6,853	7,376,400
6.68%, 09/13/43	6,645	7,004,012
8.13%, 07/15/39	15,461	19,089,721
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(c)	19,545	19,360,255
Citizens Financial Group Inc.
3.25%, 04/30/30	9,967	9,148,413
5.25%, 03/05/31, (1-day SOFR + 1.259%)(c)	9,115	9,114,830
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	4,367	4,430,080
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	6,727	6,904,646
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	5,080	5,368,402
Cooperatieve Rabobank UA
5.25%, 05/24/41	11,223	10,833,924
5.25%, 08/04/45(a)	8,912	8,169,937
5.75%, 12/01/43	9,403	9,087,964
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29(a)	2,877	2,890,365
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	$4,854	$4,276,831
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	15,467	14,296,403
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	5,555	5,563,305
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	8,870	8,651,013
5.41%, 05/10/29	9,709	9,989,868
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	12,489	13,262,923
Discover Bank, 4.65%, 09/13/28	1,907	1,900,882
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	10,289	10,248,496
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)(c)	5,212	5,198,070
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)(c)	8,851	9,057,558
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	15,028	15,736,704
8.25%, 03/01/38(a)	3,161	3,709,271
Goldman Sachs Capital I, 6.35%, 02/15/34	6,545	6,676,058
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	22,662	19,299,578
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	33,822	29,086,000
2.60%, 02/07/30(a)	10,013	9,137,441
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	30,466	26,740,526
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	25,544	22,132,323
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	11,111	7,706,896
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	31,881	28,097,761
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)(c)	18,585	13,532,848
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	18,455	13,698,777
3.80%, 03/15/30(a)	23,010	22,158,579
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	17,223	14,644,147
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	24,075	23,839,005
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	13,578	11,942,894
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	13,465	13,422,817
4.75%, 10/21/45	13,241	11,475,291
4.80%, 07/08/44	13,259	11,607,920
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	25,658	24,919,796
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)(c)	17,541	17,744,667
5.15%, 05/22/45	14,154	12,491,068
5.21%, 01/28/31, (1-day SOFR + 1.078%)(c)	14,305	14,539,934
5.22%, 04/23/31, (1-day SOFR + 1.580%)(c)	27,400	27,868,348
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	23,876	23,673,214
5.54%, 01/28/36, (1-day SOFR + 1.380%)(c)	23,018	23,253,902
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	23,182	22,284,326
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)(c)	18,198	18,835,640
5.73%, 01/28/56, (1-day SOFR + 1.696%)(c)	23,456	22,878,183
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	21,009	21,642,800
6.13%, 02/15/33(a)	8,376	9,008,586
6.25%, 02/01/41	18,672	19,469,821
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)(c)	17,284	18,329,119
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(c)	9,041	9,831,465

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.75%, 10/01/37	$40,348	$43,362,722
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	22,591	20,810,025
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	15,493	13,592,379
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	27,664	24,339,955
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	16,417	14,826,175
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	12,440	10,860,375
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	22,190	21,445,166
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)(c)	20,746	20,647,216
4.95%, 03/31/30	19,840	20,041,007
5.13%, 03/03/31, (1-day SOFR + 1.290%)(c)	12,380	12,465,587
5.25%, 03/14/44(a)	10,825	10,013,028
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	14,393	14,602,748
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	15,522	15,671,672
5.45%, 03/03/36, (1-day SOFR + 1.560%)(c)	20,944	20,797,706
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	10,244	10,500,655
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	8,758	8,950,392
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	9,815	10,127,904
6.10%, 01/14/42(a)	5,918	6,203,118
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	17,208	18,169,401
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(c)	20,352	21,358,443
6.50%, 05/02/36(a)	10,868	11,543,331
6.50%, 09/15/37(a)	10,875	11,516,719
6.50%, 09/15/37	6,856	7,100,242
6.80%, 06/01/38(a)	6,142	6,740,244
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	8,172	7,363,919
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	8,038	8,092,842
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)(c)	9,378	9,377,530
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)(c)	8,501	8,832,604
Huntington National Bank (The), 5.65%, 01/10/30(a)	5,867	6,049,634
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	3,591	3,182,030
4.05%, 04/09/29	6,671	6,526,413
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	6,470	6,149,351
4.55%, 10/02/28	4,741	4,736,410
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	9,655	9,738,916
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	8,530	8,705,582
5.53%, 03/25/36, (1-day SOFR + 1.610%)(a)(c)	8,178	8,205,293
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	14,235	14,375,173
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	9,986	10,493,529
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	18,138	15,514,741
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	26,795	22,973,114
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	15,642	14,583,986
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	21,098	19,083,084
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	12,868	8,890,366
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	22,680	19,742,858
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	$25,129	$22,238,426
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	23,712	21,917,360
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	23,097	20,452,816
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	14,824	11,169,195
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	15,503	10,189,272
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	15,589	11,612,386
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	24,746	16,916,526
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(c)	19,759	19,114,128
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	19,216	16,596,631
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	11,834	9,093,856
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	24,178	18,837,261
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	10,726	8,448,831
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	19,099	18,933,496
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	13,904	11,377,672
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	20,037	19,987,631
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	21,827	21,646,812
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)(c)	5,720	5,711,616
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	18,120	17,686,754
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	11,488	11,470,288
4.85%, 02/01/44	6,941	6,342,877
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	32,125	31,925,896
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	19,434	18,950,949
4.95%, 06/01/45(a)	10,889	9,851,503
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	20,816	21,104,751
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	15,974	16,223,313
5.10%, 04/22/31, (1-day SOFR + 1.435%)(c)	16,512	16,809,517
5.14%, 01/24/31, (1-day SOFR + 1.010%)(c)	17,659	17,998,289
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	23,902	23,921,382
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	19,266	19,723,184
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	20,338	20,491,184
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	31,041	31,522,567
5.40%, 01/06/42	9,876	9,762,097
5.50%, 01/24/36, (1-day SOFR + 1.315%)(c)	20,527	20,841,716
5.50%, 10/15/40	10,066	10,100,139
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	17,873	17,580,667
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)(c)	16,785	17,121,126
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	19,702	20,395,621
5.60%, 07/15/41	13,184	13,286,167
5.63%, 08/16/43(a)	7,934	7,868,201
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	20,846	21,579,137
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	17,010	17,867,535
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	22,332	23,883,009
6.40%, 05/15/38	17,893	19,579,109
KeyBank NA, 5.00%, 01/26/33	5,758	5,550,637
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	3,958	3,686,554
KeyCorp
2.55%, 10/01/29(a)	4,057	3,680,177

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	$4,570	$4,343,206
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	5,410	5,664,299
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	9,926	7,605,374
4.55%, 08/16/28	3,708	3,702,632
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	9,952	9,754,298
5.30%, 12/01/45(a)	5,638	5,045,734
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	7,878	7,880,230
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(c)	13,979	14,155,250
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	11,266	11,643,312
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	4,317	4,150,241
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)(c)	11,386	11,075,318
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	6,986	7,264,106
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	5,705	6,132,621
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	18,127	15,883,628
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	18,538	15,929,503
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	6,771	5,859,273
2.56%, 02/25/30	13,688	12,433,956
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	7,771	6,785,603
3.20%, 07/18/29	16,934	16,018,003
3.74%, 03/07/29(a)	4,914	4,793,994
3.75%, 07/18/39	10,176	8,548,116
4.05%, 09/11/28(a)	8,725	8,650,963
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	6,719	6,707,356
5.16%, 04/24/31, (1-year CMT + 1.170%)(c)	3,887	3,952,674
5.20%, 01/16/31, (1-year CMT + 0.780%)(c)	13,738	13,995,063
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)(c)	9,759	9,968,256
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	5,697	5,796,838
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	14,046	14,155,092
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	9,156	9,319,816
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	4,046	4,124,939
5.57%, 01/16/36, (1-year CMT + 0.950%)(c)	8,731	8,875,932
5.62%, 04/24/36, (1-year CMT + 1.270%)(c)	5,522	5,627,369
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	12,127	10,457,433
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	10,122	8,888,039
2.56%, 09/13/31	6,005	5,154,653
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	10,637	9,989,805
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	9,768	9,652,907
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	5,605	5,735,010
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	7,662	7,826,132
5.42%, 05/13/36, (1-year CMT + 0.980%)(c)	7,954	7,982,919
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	6,536	6,663,906
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)(c)	5,371	5,539,707
Security	Par (000)	Value
Banks (continued)
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	$3,501	$3,588,307
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	6,559	6,740,434
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	6,307	6,490,807
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	10,339	10,699,229
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	25,889	21,803,252
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	22,945	19,342,415
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	30,542	26,042,739
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	21,739	18,737,679
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	27,183	24,819,460
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	17,806	10,723,420
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	22,293	19,558,070
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	16,244	11,946,297
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	23,296	22,091,702
3.97%, 07/22/38(c)	14,732	12,665,628
4.30%, 01/27/45	21,021	17,333,881
4.38%, 01/22/47	16,934	14,043,490
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)(c)	20,751	20,580,433
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	7,344	6,697,146
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	14,694	14,628,870
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	11,057	10,889,125
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	13,482	13,638,771
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	12,175	12,390,728
5.19%, 04/17/31, (1-day SOFR + 1.510%)(c)	26,400	26,865,223
5.23%, 01/15/31, (1-day SOFR + 1.108%)(c)	17,688	18,029,479
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	26,087	26,041,136
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)(c)	26,368	26,203,770
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)(c)	17,094	17,251,858
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	12,966	13,303,381
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)(c)	17,558	17,714,338
5.52%, 11/19/55, (1-day SOFR + 1.710%)(c)	24,069	23,005,470
5.59%, 01/18/36, (1-day SOFR + 1.418%)(c)	22,949	23,272,319
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(c)	15,060	14,561,806
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	15,499	16,020,100
5.66%, 04/17/36, (1-day SOFR + 1.757%)(c)	13,829	14,127,625
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	24,070	24,827,861
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	24,075	25,772,995
6.38%, 07/24/42	16,494	17,652,773
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	13,514	14,297,350
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	15,165	16,489,713
7.25%, 04/01/32(a)	8,889	10,127,502
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	4,170	4,248,925
4.90%, 06/13/28(a)	1,065	1,087,781
4.90%, 01/14/30	9,454	9,699,316
National Bank of Canada
4.50%, 10/10/29(a)	6,300	6,263,358
5.60%, 12/18/28	6,317	6,546,703
NatWest Group PLC
4.45%, 05/08/30(c)	13,069	12,871,131
4.89%, 05/18/29(a)(c)	11,237	11,300,476
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	7,583	7,618,311
5.08%, 01/27/30(c)	14,049	14,162,083

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	$11,743	$11,939,675
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(c)	6,303	6,512,539
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(c)	7,412	7,719,779
Northern Trust Corp.
1.95%, 05/01/30	7,943	7,057,586
6.13%, 11/02/32	5,022	5,389,115
PNC Bank NA
2.70%, 10/22/29(a)	7,767	7,136,906
4.05%, 07/26/28	5,736	5,647,002
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	8,852	7,647,046
2.55%, 01/22/30(a)	9,315	8,499,611
3.45%, 04/23/29	7,002	6,760,784
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	15,190	15,050,091
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	14,483	14,278,987
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)(c)	11,239	11,487,252
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	13,204	13,188,323
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	10,645	10,948,704
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(c)	9,952	10,251,892
5.58%, 01/29/36, (1-day SOFR + 1.394%)(c)	14,921	15,100,139
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	9,369	9,545,379
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	7,557	7,819,890
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)(c)	8,929	9,326,101
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)(c)	17,067	18,746,599
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(c)	8,313	8,124,293
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	7,306	7,465,329
Royal Bank of Canada
2.30%, 11/03/31	11,289	9,783,576
3.88%, 05/04/32(a)	5,777	5,441,284
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	15,275	15,243,984
4.95%, 02/01/29	8,775	8,941,650
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	12,162	12,305,150
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(c)	12,271	12,396,016
5.00%, 02/01/33	10,066	10,097,383
5.00%, 05/02/33	7,265	7,278,421
5.15%, 02/04/31, (1-day SOFR + 1.030%)(c)	12,928	13,149,780
5.15%, 02/01/34(a)	6,693	6,788,395
5.20%, 08/01/28	6,902	7,083,214
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	11,140	11,160,006
5.74%, 03/20/31, (1-day SOFR + 1.878%)(c)	7,855	7,935,562
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	3,046	3,134,792
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	4,638	4,735,303
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	5,019	4,981,674
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(c)	11,044	11,321,094
Security	Par (000)	Value
Banks (continued)
State Street Bank & Trust Co., 4.78%, 11/23/29(a)	$9,041	$9,180,360
State Street Corp.
2.20%, 03/03/31	4,986	4,350,457
2.40%, 01/24/30(a)	7,398	6,807,911
4.83%, 04/24/30	7,292	7,395,721
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	18,513	17,050,262
2.13%, 07/08/30(a)	15,636	13,789,058
2.22%, 09/17/31	9,125	7,832,050
2.75%, 01/15/30	17,726	16,297,336
2.93%, 09/17/41(a)	2,400	1,712,528
3.04%, 07/16/29	24,406	22,950,348
3.94%, 07/19/28	7,165	7,078,880
5.24%, 04/15/30(a)	6,358	6,514,730
5.32%, 07/09/29	6,484	6,655,190
5.42%, 07/09/31	6,795	6,990,568
5.56%, 07/09/34(a)	9,119	9,325,328
5.63%, 01/15/35(a)	8,342	8,572,208
5.71%, 01/13/30	7,336	7,644,463
5.72%, 09/14/28(a)	5,213	5,417,533
5.77%, 01/13/33(a)	9,395	9,759,254
5.80%, 07/13/28	3,720	3,866,330
5.81%, 09/14/33(a)	7,734	8,100,046
5.84%, 07/09/44	8,314	8,285,422
6.18%, 07/13/43(a)	3,853	4,063,306
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	5,692	4,908,370
3.20%, 03/10/32	10,377	9,287,564
4.46%, 06/08/32(a)	10,753	10,455,175
4.78%, 12/17/29	13,949	14,061,946
4.99%, 04/05/29(a)	10,159	10,357,971
5.30%, 01/30/32	6,957	7,087,914
5.52%, 07/17/28	7,733	8,010,600
Truist Bank, 2.25%, 03/11/30	11,822	10,410,849
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(c)	16,791	15,474,886
1.95%, 06/05/30	6,929	6,037,476
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	10,294	10,097,687
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	8,646	8,683,012
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	6,639	6,777,136
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	16,248	16,517,199
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	11,758	12,043,962
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	3,922	4,098,803
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)(c)	9,205	9,935,970
U.S. Bancorp
1.38%, 07/22/30	6,710	5,706,885
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	4,732	4,069,808
3.00%, 07/30/29	8,167	7,625,398
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	13,741	13,321,454
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)(c)	12,623	12,774,192
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	8,403	8,534,668
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	11,840	12,115,533
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)(c)	10,318	10,325,021
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	13,795	14,040,479
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	7,809	8,070,623

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	$12,372	$12,717,723
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	14,330	14,798,544
UBS AG/London
4.50%, 06/26/48(a)	7,868	6,599,390
5.65%, 09/11/28	4,141	4,298,958
UBS Group AG, 4.88%, 05/15/45	14,846	13,018,726
Wachovia Corp., 5.50%, 08/01/35	5,121	5,118,412
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	22,992	20,835,311
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	27,290	25,246,765
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	30,229	22,228,375
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	35,611	31,939,235
3.90%, 05/01/45	17,723	13,820,216
4.15%, 01/24/29	12,893	12,756,904
4.40%, 06/14/46	16,063	12,727,418
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	16,825	16,575,514
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	26,254	21,736,569
4.65%, 11/04/44	14,875	12,387,659
4.75%, 12/07/46	15,225	12,602,544
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	29,237	28,640,486
4.90%, 11/17/45	14,373	12,248,055
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	41,751	36,721,666
5.15%, 04/23/31, (1-day SOFR + 1.500%)(c)	24,175	24,508,509
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)(c)	16,816	17,146,998
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	19,908	19,655,133
5.24%, 01/24/31, (1-day SOFR + 1.110%)(c)	22,805	23,253,449
5.38%, 11/02/43	14,364	13,246,439
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	28,521	28,590,731
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	23,812	23,984,311
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	31,258	31,662,707
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	28,961	29,791,422
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)(c)	16,109	16,357,101
5.61%, 01/15/44	17,804	16,744,913
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	17,372	18,325,252
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)(c)	25,153	27,044,138
Wells Fargo Bank NA
5.85%, 02/01/37	6,564	6,721,598
6.60%, 01/15/38	9,308	10,156,952
Westpac Banking Corp.
1.95%, 11/20/28	16,727	15,507,876
2.15%, 06/03/31	17,319	15,234,406
2.65%, 01/16/30(a)	4,708	4,375,054
2.96%, 11/16/40(a)	7,746	5,613,202
3.13%, 11/18/41(a)	4,690	3,301,865
4.42%, 07/24/39	4,567	4,042,790
5.05%, 04/16/29	9,073	9,344,340
5.54%, 11/17/28	4,805	5,024,956
6.82%, 11/17/33	5,641	6,136,716
		6,391,175,771
Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	43,036	41,583,010
Security	Par (000)	Value
Beverages (continued)
4.90%, 02/01/46	$68,540	$62,244,382
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46(a)	13,107	11,829,605
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	12,671	12,162,765
4.44%, 10/06/48	16,205	13,644,999
4.50%, 06/01/50(a)	3,839	3,348,761
4.75%, 01/23/29	21,018	21,335,277
4.90%, 01/23/31(a)	5,934	6,076,413
4.95%, 01/15/42(a)	12,251	11,402,033
5.00%, 06/15/34(a)	7,802	7,871,784
5.45%, 01/23/39	16,416	16,608,007
5.55%, 01/23/49(a)	29,610	29,300,214
5.80%, 01/23/59	15,094	15,283,298
8.20%, 01/15/39	10,293	13,052,274
Coca-Cola Co. (The)
1.38%, 03/15/31	11,464	9,762,932
1.65%, 06/01/30	14,364	12,666,193
2.00%, 03/05/31	3,587	3,170,051
2.13%, 09/06/29(a)	8,172	7,562,984
2.25%, 01/05/32	14,088	12,380,275
2.50%, 06/01/40(a)	9,445	6,802,828
2.50%, 03/15/51	12,876	7,605,042
2.60%, 06/01/50(a)	12,809	7,818,565
2.75%, 06/01/60(a)	7,131	4,169,282
2.88%, 05/05/41	4,878	3,605,718
3.00%, 03/05/51(a)	11,577	7,633,973
3.45%, 03/25/30(a)	10,795	10,466,721
4.65%, 08/14/34	4,211	4,201,523
5.00%, 05/13/34(a)	6,864	7,019,946
5.20%, 01/14/55	11,077	10,540,907
5.30%, 05/13/54	9,467	9,148,094
5.40%, 05/13/64	12,905	12,449,034
Constellation Brands Inc.
2.25%, 08/01/31	8,915	7,609,604
3.15%, 08/01/29(a)	11,033	10,386,798
4.90%, 05/01/33(a)	3,791	3,699,320
Diageo Capital PLC
2.00%, 04/29/30	7,535	6,691,440
2.13%, 04/29/32	4,057	3,396,134
2.38%, 10/24/29(a)	7,465	6,871,842
5.50%, 01/24/33	5,195	5,346,145
5.63%, 10/05/33	6,731	6,990,597
Diageo Investment Corp.
5.13%, 08/15/30	2,303	2,358,016
5.63%, 04/15/35	1,299	1,334,634
Keurig Dr Pepper Inc.
3.20%, 05/01/30(a)	6,556	6,135,088
3.80%, 05/01/50	5,442	3,949,915
3.95%, 04/15/29	7,556	7,385,408
4.05%, 04/15/32(a)	5,286	5,037,536
4.50%, 04/15/52(a)	9,309	7,575,090
4.60%, 05/25/28	3,527	3,543,268
5.05%, 03/15/29	5,579	5,677,046
Molson Coors Beverage Co.
4.20%, 07/15/46	14,193	11,319,613
5.00%, 05/01/42	7,794	7,073,359
PepsiCo Inc.
1.40%, 02/25/31	12,467	10,590,619
1.63%, 05/01/30	11,192	9,855,874
1.95%, 10/21/31(a)	10,592	9,125,401

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.63%, 07/29/29(a)	$4,774	$4,493,197
2.63%, 10/21/41	4,427	3,094,396
2.75%, 03/19/30	11,217	10,438,935
2.75%, 10/21/51(a)	9,183	5,680,371
2.88%, 10/15/49	9,834	6,379,219
3.45%, 10/06/46	5,082	3,767,319
3.63%, 03/19/50	3,467	2,571,060
3.90%, 07/18/32(a)	6,312	6,065,301
4.45%, 02/15/33(a)	8,965	8,972,532
4.45%, 04/14/46	8,781	7,619,561
4.50%, 07/17/29	8,252	8,388,968
4.60%, 02/07/30	6,491	6,603,934
5.00%, 02/07/35(a)	9,361	9,432,407
5.25%, 07/17/54(a)	6,930	6,679,731
		634,886,568
Biotechnology — 1.7%
Amgen Inc.
1.65%, 08/15/28	10,619	9,758,464
2.00%, 01/15/32(a)	9,061	7,602,163
2.30%, 02/25/31(a)	10,729	9,414,421
2.45%, 02/21/30	12,203	11,076,268
2.77%, 09/01/53	6,757	3,882,754
2.80%, 08/15/41(a)	6,844	4,832,960
3.00%, 02/22/29	9,005	8,565,783
3.00%, 01/15/52	7,003	4,382,761
3.15%, 02/21/40	11,341	8,558,416
3.35%, 02/22/32(a)	8,317	7,592,056
3.38%, 02/21/50	13,394	9,142,973
4.05%, 08/18/29	9,398	9,241,369
4.20%, 03/01/33	4,218	3,993,705
4.20%, 02/22/52	7,598	5,833,255
4.40%, 05/01/45(a)	17,483	14,553,905
4.40%, 02/22/62	9,053	6,885,717
4.56%, 06/15/48	10,998	9,088,822
4.66%, 06/15/51(a)	27,092	22,632,158
4.88%, 03/01/53(a)	8,930	7,623,086
5.25%, 03/02/30	19,492	20,035,628
5.25%, 03/02/33	30,755	31,081,698
5.60%, 03/02/43	20,577	20,014,122
5.65%, 03/02/53(a)	31,832	30,505,077
5.75%, 03/02/63	20,992	19,986,206
Biogen Inc.
2.25%, 05/01/30	5,859	5,204,785
3.15%, 05/01/50	13,308	8,075,377
5.20%, 09/15/45(a)	8,842	7,803,752
Gilead Sciences Inc.
1.65%, 10/01/30	8,199	7,096,999
2.60%, 10/01/40(a)	8,040	5,668,505
2.80%, 10/01/50(a)	10,312	6,375,350
4.00%, 09/01/36	8,331	7,504,217
4.15%, 03/01/47	14,219	11,516,861
4.50%, 02/01/45	14,635	12,564,456
4.60%, 09/01/35(a)	9,617	9,249,434
4.75%, 03/01/46	19,022	16,765,367
4.80%, 11/15/29	3,379	3,437,344
4.80%, 04/01/44	12,472	11,204,415
5.10%, 06/15/35	6,187	6,199,586
5.25%, 10/15/33	5,842	5,962,076
5.50%, 11/15/54	7,312	7,092,999
5.55%, 10/15/53(a)	7,992	7,784,809
5.60%, 11/15/64	6,571	6,349,265
Security	Par (000)	Value
Biotechnology (continued)
5.65%, 12/01/41	$8,606	$8,596,407
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10,871	9,293,815
2.80%, 09/15/50	5,425	3,095,576
Royalty Pharma PLC
2.20%, 09/02/30	12,703	11,030,918
3.30%, 09/02/40(a)	9,981	7,331,826
3.55%, 09/02/50	7,454	4,878,741
		476,366,647
Building Materials — 0.4%
Carrier Global Corp.
2.70%, 02/15/31(a)	4,771	4,291,577
2.72%, 02/15/30	10,814	9,987,216
3.38%, 04/05/40	14,184	11,091,030
3.58%, 04/05/50	10,097	7,200,187
5.90%, 03/15/34	6,609	6,950,983
CRH America Finance Inc.
5.40%, 05/21/34	4,945	5,004,088
5.50%, 01/09/35	9,940	10,088,799
CRH SMW Finance DAC
5.13%, 01/09/30	7,799	7,946,615
5.20%, 05/21/29	9,226	9,422,140
Holcim Finance U.S. LLC
4.95%, 04/07/30(b)	1,467	1,481,376
5.40%, 04/07/35(b)	1,830	1,827,544
Martin Marietta Materials Inc.
2.40%, 07/15/31	5,040	4,372,945
3.20%, 07/15/51(a)	8,050	5,106,073
5.15%, 12/01/34	8,466	8,396,375
5.50%, 12/01/54(a)	4,382	4,079,129
Owens Corning, 5.70%, 06/15/34(a)	4,321	4,424,485
Trane Technologies Financing Ltd., 3.80%, 03/21/29(a)	8,079	7,910,450
Vulcan Materials Co.
3.50%, 06/01/30(a)	5,954	5,620,081
5.35%, 12/01/34(a)	4,740	4,763,116
5.70%, 12/01/54(a)	5,615	5,358,443
		125,322,652
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.05%, 05/15/30	10,024	8,966,480
2.70%, 05/15/40	6,168	4,449,239
2.80%, 05/15/50(a)	6,487	4,073,063
4.60%, 02/08/29(a)	9,487	9,618,189
4.85%, 02/08/34(a)	5,442	5,405,864
CF Industries Inc.
4.95%, 06/01/43	6,020	5,136,495
5.15%, 03/15/34(a)	5,854	5,654,750
5.38%, 03/15/44	4,932	4,431,858
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	6,502	5,624,121
3.60%, 11/15/50	7,913	5,175,665
4.38%, 11/15/42	9,686	7,597,831
5.25%, 11/15/41	6,263	5,534,409
5.55%, 11/30/48(a)	5,973	5,316,057
6.90%, 05/15/53(a)	6,635	6,911,495
DuPont de Nemours Inc.
4.73%, 11/15/28	11,794	11,918,802
5.32%, 11/15/38	7,912	8,076,467
5.42%, 11/15/48	15,231	14,828,597

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co.
4.65%, 10/15/44	$6,678	$5,453,875
5.00%, 08/01/29	7,750	7,802,417
5.63%, 02/20/34(a)	6,218	6,200,202
Ecolab Inc., 2.70%, 12/15/51(a)	7,090	4,264,805
International Flavors & Fragrances Inc., 5.00%, 09/26/48(a)	5,017	4,164,536
LYB International Finance BV
4.88%, 03/15/44(a)	7,516	6,210,080
5.25%, 07/15/43	6,375	5,544,997
LYB International Finance III LLC
3.38%, 10/01/40	7,183	5,138,421
3.63%, 04/01/51(a)	7,056	4,568,634
4.20%, 10/15/49(a)	7,138	5,108,960
4.20%, 05/01/50	6,716	4,806,160
5.50%, 03/01/34(a)	6,419	6,218,133
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	7,630	5,763,585
Nutrien Ltd.
4.20%, 04/01/29(a)	7,551	7,448,299
5.00%, 04/01/49(a)	4,018	3,509,925
5.80%, 03/27/53(a)	5,582	5,404,153
Sherwin-Williams Co. (The)
2.95%, 08/15/29(a)	7,896	7,382,661
4.50%, 06/01/47	8,991	7,441,287
		221,150,512
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	11,264	9,697,329
1.70%, 05/15/28	3,745	3,501,595
4.45%, 09/09/34(a)	7,493	7,288,318
Equifax Inc., 2.35%, 09/15/31	9,793	8,428,996
Global Payments Inc.
2.90%, 05/15/30	9,963	8,952,289
2.90%, 11/15/31(a)	7,671	6,657,482
3.20%, 08/15/29	6,757	6,284,365
4.15%, 08/15/49(a)	4,497	3,204,729
5.40%, 08/15/32(a)	4,148	4,123,661
5.95%, 08/15/52(a)	5,312	4,848,075
Massachusetts Institute of Technology, 5.60%(a)	3,785	3,773,516
PayPal Holdings Inc.
2.30%, 06/01/30	11,465	10,352,967
2.85%, 10/01/29(a)	7,711	7,241,907
3.25%, 06/01/50(a)	3,936	2,601,244
4.40%, 06/01/32	8,092	7,883,135
5.05%, 06/01/52(a)	5,934	5,278,636
5.15%, 06/01/34	8,381	8,396,688
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	4,390	4,323,215
Quanta Services Inc., 2.90%, 10/01/30	7,885	7,135,931
RELX Capital Inc.
3.00%, 05/22/30	8,835	8,257,493
4.00%, 03/18/29(a)	9,342	9,229,764
4.75%, 03/27/30(a)	5,518	5,580,006
5.25%, 03/27/35	4,162	4,197,477
S&P Global Inc.
2.70%, 03/01/29	11,677	11,020,651
2.90%, 03/01/32(a)	13,951	12,482,985
3.70%, 03/01/52	3,070	2,291,202
4.25%, 05/01/29	8,641	8,607,658
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 09/15/33	$5,885	$6,015,560
		187,656,874
Computers — 2.5%
Accenture Capital Inc.
4.05%, 10/04/29	11,809	11,738,390
4.25%, 10/04/31	7,319	7,241,437
4.50%, 10/04/34	10,457	10,062,625
Apple Inc.
1.25%, 08/20/30	15,562	13,476,932
1.40%, 08/05/28	17,837	16,490,385
1.65%, 05/11/30	20,583	18,280,299
1.65%, 02/08/31	26,218	22,892,577
1.70%, 08/05/31(a)	8,332	7,210,368
2.20%, 09/11/29(a)	8,527	7,923,057
2.38%, 02/08/41	13,515	9,352,365
2.40%, 08/20/50	10,572	6,205,463
2.55%, 08/20/60	14,931	8,542,200
2.65%, 05/11/50	18,081	11,268,808
2.65%, 02/08/51(a)	20,270	12,504,443
2.70%, 08/05/51	15,072	9,357,905
2.80%, 02/08/61	13,926	8,261,698
2.85%, 08/05/61	7,460	4,460,994
2.95%, 09/11/49	12,768	8,501,361
3.25%, 08/08/29	8,409	8,188,566
3.35%, 08/08/32	11,916	11,231,197
3.45%, 02/09/45	16,178	12,400,418
3.75%, 09/12/47	9,758	7,642,015
3.75%, 11/13/47	9,704	7,584,372
3.85%, 05/04/43	20,779	17,224,052
3.85%, 08/04/46	12,679	10,199,007
3.95%, 08/08/52(a)	13,228	10,498,435
4.10%, 08/08/62	9,874	7,783,042
4.25%, 02/09/47	9,151	7,779,637
4.30%, 05/10/33	4,244	4,243,616
4.38%, 05/13/45	12,594	11,041,880
4.45%, 05/06/44(a)	9,380	8,496,299
4.50%, 02/23/36(a)	8,378	8,301,281
4.65%, 02/23/46	29,959	27,183,745
4.85%, 05/10/53(a)	8,166	7,667,620
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	7,442	5,341,858
4.85%, 02/01/35(a)	5,409	5,093,959
5.00%, 04/01/30	4,727	4,736,658
5.30%, 10/01/29	9,103	9,283,857
5.30%, 04/01/32	6,547	6,558,600
5.40%, 04/15/34(a)	7,836	7,805,778
5.50%, 04/01/35	7,699	7,553,428
5.75%, 02/01/33(a)	7,062	7,279,810
6.20%, 07/15/30(a)	7,563	8,000,889
8.10%, 07/15/36(a)	8,422	9,911,691
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	14,436	14,299,819
4.85%, 10/15/31	8,606	8,501,279
5.00%, 10/15/34(a)	15,390	14,837,414
5.60%, 10/15/54(a)	11,451	10,549,309
6.20%, 10/15/35(a)	7,874	8,161,214
6.35%, 10/15/45(a)	12,233	12,109,570
HP Inc.
2.65%, 06/17/31	9,555	8,256,807
4.00%, 04/15/29(a)	11,595	11,229,344
5.50%, 01/15/33(a)	6,565	6,526,828

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
6.00%, 09/15/41(a)	$5,722	$5,574,070
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	7,303	7,162,407
5.25%, 02/05/44(a)	8,454	7,957,141
5.30%, 02/05/54(a)	10,461	9,600,537
International Business Machines Corp.
1.95%, 05/15/30	13,287	11,735,052
2.95%, 05/15/50(a)	6,300	3,926,518
3.50%, 05/15/29(a)	15,684	15,163,591
4.00%, 06/20/42	9,531	7,751,036
4.15%, 05/15/39(a)	14,906	12,889,378
4.25%, 05/15/49(a)	22,075	17,514,290
4.40%, 07/27/32(a)	6,757	6,540,688
4.75%, 02/06/33(a)	4,242	4,204,812
4.90%, 07/27/52(a)	6,503	5,663,119
Series .., 4.80%, 02/10/30(a)	11,955	12,095,279
Series .., 5.00%, 02/10/32(a)	7,473	7,541,960
Series .., 5.20%, 02/10/35(a)	7,359	7,348,708
Series .., 5.70%, 02/10/55(a)	8,355	8,088,248
Leidos Inc.
2.30%, 02/15/31	6,297	5,441,098
4.38%, 05/15/30	4,873	4,738,816
5.75%, 03/15/33	2,409	2,466,868
		690,678,217
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	6,904	6,641,662
3.63%, 03/24/32	15,803	14,622,675
4.00%, 03/24/52(a)	3,783	2,872,518
Kenvue Inc.
4.90%, 03/22/33(a)	7,609	7,696,052
5.00%, 03/22/30(a)	8,774	9,038,342
5.05%, 03/22/53(a)	10,107	9,363,253
5.10%, 03/22/43(a)	4,462	4,262,379
5.20%, 03/22/63	5,718	5,291,898
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	12,822	10,994,607
1.95%, 04/23/31(a)	5,651	5,000,022
2.30%, 02/01/32(a)	5,723	5,101,066
3.00%, 03/25/30(a)	12,313	11,742,928
4.05%, 01/26/33(a)	5,982	5,857,025
4.55%, 01/29/34	6,859	6,838,422
Unilever Capital Corp.
1.75%, 08/12/31(a)	8,598	7,383,999
2.13%, 09/06/29(a)	6,490	5,979,120
4.63%, 08/12/34	4,430	4,361,515
5.00%, 12/08/33(a)	6,450	6,590,661
5.90%, 11/15/32(a)	8,184	8,896,182
		138,534,326
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	22,839	21,575,974
3.30%, 01/30/32	30,789	27,159,608
3.40%, 10/29/33(a)	10,012	8,610,855
3.85%, 10/29/41(a)	11,629	8,978,140
4.63%, 09/10/29(a)	6,179	6,124,280
4.95%, 09/10/34	10,851	10,391,613
5.10%, 01/19/29(a)	13,118	13,261,078
5.38%, 12/15/31(a)	7,153	7,160,522
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 06/06/28(a)	$4,547	$4,681,538
6.15%, 09/30/30	10,513	11,095,421
Air Lease Corp.
2.88%, 01/15/32(a)	11,369	9,871,014
3.13%, 12/01/30	8,031	7,302,575
Ally Financial Inc.
2.20%, 11/02/28(a)	5,974	5,405,026
8.00%, 11/01/31(a)	14,533	16,098,390
American Express Co.
4.05%, 05/03/29(a)	3,230	3,210,330
4.05%, 12/03/42(a)	7,160	5,952,568
Ameriprise Financial Inc.
5.15%, 05/15/33(a)	7,237	7,323,523
5.20%, 04/15/35	6,559	6,548,033
Apollo Global Management Inc., 5.80%, 05/21/54	5,935	5,681,781
Brookfield Finance Inc.
3.50%, 03/30/51	7,146	4,723,107
4.35%, 04/15/30	10,454	10,204,673
4.70%, 09/20/47	5,555	4,544,344
4.85%, 03/29/29(a)	6,135	6,163,460
5.97%, 03/04/54	6,408	6,235,338
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	8,445	7,142,998
1.95%, 12/01/31	5,096	4,269,858
2.30%, 05/13/31(a)	10,589	9,335,481
2.90%, 03/03/32	7,254	6,383,820
CME Group Inc.
2.65%, 03/15/32	6,717	5,971,559
4.40%, 03/15/30	3,475	3,504,385
5.30%, 09/15/43	6,919	6,868,750
Discover Financial Services, 6.70%, 11/29/32	5,903	6,290,482
Intercontinental Exchange Inc.
1.85%, 09/15/32	12,322	10,092,807
2.10%, 06/15/30	10,884	9,731,310
2.65%, 09/15/40(a)	9,333	6,669,802
3.00%, 06/15/50(a)	9,120	5,873,335
3.00%, 09/15/60(a)	13,867	8,297,867
3.63%, 09/01/28(a)	2,512	2,461,244
4.25%, 09/21/48	10,549	8,518,663
4.35%, 06/15/29	10,443	10,462,950
4.60%, 03/15/33(a)	11,349	11,183,377
4.95%, 06/15/52(a)	10,391	9,233,892
5.20%, 06/15/62(a)	7,589	6,844,654
5.25%, 06/15/31(a)	8,418	8,721,294
Jefferies Financial Group Inc.
2.63%, 10/15/31	8,412	7,081,229
4.15%, 01/23/30(a)	6,395	6,152,014
5.88%, 07/21/28	3,728	3,821,948
6.20%, 04/14/34(a)	11,854	12,006,584
LPL Holdings Inc.
5.20%, 03/15/30(a)	6,319	6,378,253
6.75%, 11/17/28(a)	4,511	4,791,951
Mastercard Inc.
2.00%, 11/18/31	5,410	4,665,983
2.95%, 06/01/29(a)	5,284	5,055,044
3.35%, 03/26/30	13,869	13,329,012
3.65%, 06/01/49	7,504	5,673,827
3.85%, 03/26/50	10,438	8,098,529
4.35%, 01/15/32	9,436	9,337,749
4.55%, 01/15/35(a)	10,379	10,131,100

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.85%, 03/09/33	$5,151	$5,201,728
4.88%, 05/09/34(a)	9,316	9,348,771
Nasdaq Inc.
5.35%, 06/28/28	3,483	3,578,083
5.55%, 02/15/34(a)	8,252	8,444,577
5.95%, 08/15/53(a)	6,729	6,739,797
6.10%, 06/28/63	6,273	6,285,212
Nomura Holdings Inc.
2.17%, 07/14/28	10,386	9,614,229
2.61%, 07/14/31	8,252	7,151,083
2.68%, 07/16/30(a)	15,278	13,645,786
3.00%, 01/22/32	10,446	9,058,558
3.10%, 01/16/30(a)	7,421	6,855,547
5.78%, 07/03/34(a)	7,313	7,430,152
6.07%, 07/12/28	2,953	3,071,016
6.18%, 01/18/33(a)	1,160	1,214,526
Raymond James Financial Inc.
3.75%, 04/01/51(a)	7,631	5,399,980
4.95%, 07/15/46	8,042	7,132,211
Synchrony Financial, 2.88%, 10/28/31(a)	3,800	3,217,612
Visa Inc.
1.10%, 02/15/31(a)	11,511	9,755,698
2.00%, 08/15/50(a)	16,918	9,176,506
2.05%, 04/15/30	15,489	14,040,616
2.70%, 04/15/40	10,133	7,585,657
3.65%, 09/15/47	5,925	4,538,815
4.15%, 12/14/35(a)	8,910	8,460,290
4.30%, 12/14/45	26,775	22,914,158
		652,545,550
Electric — 4.2%
AES Corp. (The)
2.45%, 01/15/31(a)	9,636	8,229,604
5.45%, 06/01/28(a)	23	23,343
5.80%, 03/15/32(a)	9,431	9,411,564
Ameren Corp.
3.50%, 01/15/31(a)	8,405	7,860,185
5.38%, 03/15/35	5,970	5,957,497
American Electric Power Co. Inc.
5.20%, 01/15/29	6,540	6,673,147
5.63%, 03/01/33	6,393	6,542,577
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	11,188	6,670,089
3.70%, 07/15/30	11,434	11,022,204
3.80%, 07/15/48	6,256	4,548,191
4.25%, 10/15/50	7,487	5,803,407
4.45%, 01/15/49	6,572	5,304,199
4.50%, 02/01/45	6,147	5,179,229
4.60%, 05/01/53	7,971	6,495,926
5.15%, 11/15/43	5,588	5,193,394
6.13%, 04/01/36	11,190	11,766,523
Commonwealth Edison Co., 4.00%, 03/01/48	6,499	5,018,711
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	7,192	5,567,004
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	7,344	6,540,252
3.60%, 06/15/61(a)	6,259	4,147,523
4.45%, 03/15/44	6,372	5,399,467
4.63%, 12/01/54(a)	5,275	4,349,352
5.70%, 05/15/54(a)	7,416	7,268,895
5.90%, 11/15/53	6,996	7,035,543
Series 20B, 3.95%, 04/01/50	8,173	6,253,135
Security	Par (000)	Value
Electric (continued)
Constellation Energy Generation LLC
5.60%, 06/15/42(a)	$6,085	$5,798,410
5.75%, 03/15/54(a)	7,902	7,436,812
6.25%, 10/01/39	5,871	6,093,911
6.50%, 10/01/53	6,584	6,800,934
Dominion Energy Inc.
5.00%, 06/15/30	8,901	8,989,817
5.38%, 11/15/32(a)	5,530	5,591,424
Series C, 2.25%, 08/15/31	13,091	11,194,744
Series C, 3.38%, 04/01/30	4,886	4,586,301
DTE Energy Co.
4.88%, 06/01/28	3,456	3,489,779
5.10%, 03/01/29	11,376	11,532,249
5.20%, 04/01/30	12,647	12,859,530
5.85%, 06/01/34(a)	4,980	5,133,673
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,148	4,743,504
4.95%, 01/15/33	10,969	11,004,635
5.30%, 02/15/40	4,287	4,224,098
5.35%, 01/15/53(a)	5,302	4,968,320
5.40%, 01/15/54	7,395	7,036,205
Duke Energy Corp.
2.45%, 06/01/30	11,461	10,292,914
2.55%, 06/15/31(a)	6,691	5,874,063
3.30%, 06/15/41	6,820	4,962,192
3.50%, 06/15/51	6,198	4,109,104
3.75%, 09/01/46	10,796	7,803,292
4.50%, 08/15/32(a)	6,293	6,077,280
5.00%, 08/15/52(a)	7,919	6,757,092
5.45%, 06/15/34(a)	7,308	7,420,649
5.80%, 06/15/54	6,608	6,334,424
6.10%, 09/15/53(a)	5,464	5,440,017
Duke Energy Florida LLC, 6.40%, 06/15/38	5,610	6,092,646
Duke Energy Progress LLC
5.05%, 03/15/35(a)	7,010	6,974,823
5.55%, 03/15/55(a)	7,170	6,925,760
Emera U.S. Finance LP, 4.75%, 06/15/46	9,893	7,963,109
Entergy Louisiana LLC
4.20%, 09/01/48	6,603	5,192,677
5.80%, 03/15/55	4,920	4,814,124
Eversource Energy
5.13%, 05/15/33	6,432	6,328,097
5.95%, 02/01/29(a)	5,705	5,945,710
Exelon Corp.
4.05%, 04/15/30	12,789	12,459,300
4.45%, 04/15/46	4,780	3,858,894
4.70%, 04/15/50	7,746	6,349,691
5.30%, 03/15/33	5,323	5,372,692
5.60%, 03/15/53(a)	6,677	6,252,945
FirstEnergy Corp., Series C, 3.40%, 03/01/50	5,994	3,933,123
Florida Power & Light Co.
2.45%, 02/03/32(a)	12,096	10,529,864
2.88%, 12/04/51	10,078	6,312,004
3.15%, 10/01/49	5,397	3,602,848
3.95%, 03/01/48(a)	6,026	4,727,431
4.80%, 05/15/33	8,995	8,925,164
5.10%, 04/01/33	5,510	5,581,978
5.15%, 06/15/29(a)	9,364	9,691,741
5.30%, 06/15/34	10,026	10,268,265
5.30%, 04/01/53	6,428	6,085,699
5.60%, 06/15/54	4,467	4,418,699

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/55	$9,932	$10,061,781
Georgia Power Co.
4.30%, 03/15/42	7,616	6,437,071
4.65%, 05/16/28	685	692,865
4.95%, 05/17/33	7,212	7,190,772
5.13%, 05/15/52(a)	4,734	4,332,097
5.25%, 03/15/34	5,968	6,022,211
Series A, 3.25%, 03/15/51	2,815	1,867,966
MidAmerican Energy Co.
3.65%, 04/15/29(a)	6,380	6,241,132
4.25%, 07/15/49(a)	5,996	4,796,581
5.85%, 09/15/54(a)	8,160	8,233,388
National Grid PLC
5.42%, 01/11/34(a)	8,049	8,136,229
5.81%, 06/12/33	2,514	2,597,652
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	8,945	8,297,288
2.25%, 06/01/30	8,261	7,347,655
2.44%, 01/15/32	9,581	8,190,201
2.75%, 11/01/29(a)	5,094	4,713,754
4.90%, 03/15/29	8,369	8,469,645
5.00%, 07/15/32	7,093	7,073,969
5.05%, 03/15/30	9,105	9,245,960
5.05%, 02/28/33(a)	9,485	9,430,859
5.25%, 03/15/34	8,225	8,188,440
5.25%, 02/28/53(a)	7,373	6,600,154
5.30%, 03/15/32(a)	8,171	8,323,973
5.45%, 03/15/35(a)	9,077	9,126,137
5.55%, 03/15/54(a)	5,808	5,400,433
5.90%, 03/15/55	6,315	6,143,670
Northern States Power Co./MN, 5.10%, 05/15/53	5,747	5,238,773
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52(a)	5,591	4,918,318
5.55%, 06/15/54	5,786	5,496,137
5.65%, 11/15/33	4,104	4,259,525
Pacific Gas and Electric Co.
2.50%, 02/01/31	18,607	16,061,549
3.00%, 06/15/28	3,857	3,648,013
3.25%, 06/01/31	8,926	7,949,801
3.30%, 08/01/40	7,287	5,219,105
3.50%, 08/01/50(a)	13,926	8,887,920
3.75%, 07/01/28	5,157	4,990,178
3.95%, 12/01/47(a)	6,512	4,553,137
4.50%, 07/01/40	14,724	12,223,168
4.55%, 07/01/30	24,019	23,252,599
4.95%, 07/01/50	24,078	19,313,525
5.55%, 05/15/29	5,654	5,729,788
5.70%, 03/01/35	9,204	9,073,800
5.80%, 05/15/34(a)	6,084	6,072,653
5.90%, 10/01/54	5,352	4,870,598
6.10%, 01/15/29	7,619	7,873,967
6.15%, 01/15/33	5,901	6,025,771
6.15%, 03/01/55	6,606	6,192,980
6.40%, 06/15/33	8,381	8,662,364
6.70%, 04/01/53	5,806	5,851,201
6.75%, 01/15/53(a)	11,157	11,271,031
6.95%, 03/15/34(a)	5,084	5,438,221
PacifiCorp
2.90%, 06/15/52	8,695	5,071,200
5.35%, 12/01/53	8,179	7,301,355
Security	Par (000)	Value
Electric (continued)
5.45%, 02/15/34(a)	$8,871	$8,936,044
5.50%, 05/15/54(a)	9,811	8,926,982
5.80%, 01/15/55(a)	11,885	11,288,224
PPL Capital Funding Inc., 5.25%, 09/01/34(a)	6,617	6,612,290
PPL Electric Utilities Corp., 5.25%, 05/15/53	4,108	3,860,105
Public Service Co. of Colorado
1.88%, 06/15/31(a)	9,393	7,957,226
5.25%, 04/01/53	5,454	4,929,528
5.35%, 05/15/34	7,118	7,148,071
5.75%, 05/15/54	5,132	4,977,676
Public Service Enterprise Group Inc.
2.45%, 11/15/31	7,967	6,926,032
5.20%, 04/01/29	6,354	6,507,940
San Diego Gas & Electric Co.
5.35%, 04/01/53(a)	5,579	5,131,407
5.40%, 04/15/35	5,624	5,672,562
Series VVV, 1.70%, 10/01/30	8,815	7,552,924
Series WWW, 2.95%, 08/15/51	3,348	2,052,339
Sempra
3.80%, 02/01/38	7,233	5,837,362
4.00%, 02/01/48	7,455	5,389,730
6.00%, 10/15/39(a)	6,743	6,706,992
Southern California Edison Co.
3.65%, 02/01/50	7,914	5,249,419
4.00%, 04/01/47(a)	11,973	8,545,427
4.65%, 10/01/43	5,782	4,659,056
5.20%, 06/01/34	7,850	7,521,240
5.25%, 03/15/30	8,109	8,176,396
5.45%, 06/01/31	7,978	8,068,432
5.45%, 03/01/35(a)	6,551	6,358,904
5.95%, 11/01/32	5,070	5,167,244
Series 20A, 2.95%, 02/01/51(a)	8,227	4,757,276
Series C, 4.13%, 03/01/48	9,429	6,827,685
Southern Co. (The)
4.40%, 07/01/46	13,727	11,116,322
4.85%, 06/15/28	4,257	4,323,876
4.85%, 03/15/35(a)	7,337	7,105,414
5.20%, 06/15/33(a)	8,659	8,703,515
5.50%, 03/15/29(a)	5,281	5,476,709
5.70%, 03/15/34(a)	7,033	7,261,529
Series A, 3.70%, 04/30/30	11,941	11,453,701
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	4,582	4,520,718
Virginia Electric & Power Co.
2.45%, 12/15/50	6,006	3,296,687
2.95%, 11/15/51(a)	5,577	3,415,858
5.00%, 04/01/33	5,204	5,161,768
5.45%, 04/01/53	6,258	5,836,052
Xcel Energy Inc.
5.45%, 08/15/33	5,449	5,468,790
5.50%, 03/15/34	5,650	5,665,947
5.60%, 04/15/35(a)	5,633	5,674,032
		1,168,257,609
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	6,320	5,860,363
2.20%, 12/21/31(a)	9,587	8,338,405
2.80%, 12/21/51	5,955	3,668,038
		17,866,806

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics — 0.4%
Amphenol Corp.
2.20%, 09/15/31(a)	$7,773	$6,750,669
2.80%, 02/15/30(a)	8,132	7,589,129
5.00%, 01/15/35(a)	5,019	5,021,845
Honeywell International Inc.
1.75%, 09/01/31	12,901	10,856,429
1.95%, 06/01/30(a)	10,864	9,628,504
2.70%, 08/15/29	7,666	7,156,303
2.80%, 06/01/50	8,554	5,324,491
4.25%, 01/15/29	7,420	7,409,127
4.50%, 01/15/34	8,114	7,835,503
4.70%, 02/01/30	6,092	6,158,283
5.00%, 02/15/33	8,590	8,616,095
5.00%, 03/01/35	6,531	6,507,220
5.25%, 03/01/54	10,819	10,140,181
Keysight Technologies Inc., 5.35%, 07/30/30	400	410,079
		99,403,858
Entertainment — 0.4%
Warnermedia Holdings Inc.
4.05%, 03/15/29(a)	8,289	7,739,675
4.28%, 03/15/32(a)	40,314	34,488,554
5.05%, 03/15/42	31,736	23,875,224
5.14%, 03/15/52	53,423	36,529,136
5.39%, 03/15/62	20,455	13,928,965
		116,561,554
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32(a)	6,080	5,038,669
3.95%, 05/15/28(a)	629	624,619
4.88%, 04/01/29	9,647	9,815,704
5.00%, 04/01/34(a)	5,269	5,284,998
Waste Connections Inc.
2.95%, 01/15/52(a)	6,439	4,038,480
4.20%, 01/15/33	4,223	4,034,657
5.00%, 03/01/34	6,621	6,643,404
Waste Management Inc.
1.50%, 03/15/31(a)	12,910	10,971,880
4.15%, 04/15/32(a)	5,631	5,453,602
4.63%, 02/15/30(a)	7,546	7,647,593
4.80%, 03/15/32	7,836	7,896,861
4.88%, 02/15/29(a)	7,449	7,624,214
4.88%, 02/15/34(a)	5,823	5,837,036
4.95%, 07/03/31(a)	6,410	6,555,089
4.95%, 03/15/35	12,600	12,514,147
5.35%, 10/15/54(a)	8,261	7,927,029
		107,907,982
Food — 1.3%
Conagra Brands Inc.
4.85%, 11/01/28	8,528	8,575,981
5.30%, 11/01/38	9,293	8,776,837
5.40%, 11/01/48(a)	6,747	5,977,167
General Mills Inc.
2.88%, 04/15/30(a)	9,327	8,609,051
4.88%, 01/30/30	8,758	8,850,216
4.95%, 03/29/33(a)	6,935	6,882,874
5.25%, 01/30/35(a)	6,470	6,458,098
Hormel Foods Corp.
1.70%, 06/03/28	55	51,175
1.80%, 06/11/30(a)	9,185	8,117,105
Security	Par (000)	Value
Food (continued)
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	$6,448	$6,769,329
6.20%, 11/15/33(a)	6,434	6,856,422
6.50%, 11/15/43(a)	6,394	6,763,787
6.50%, 11/15/53(a)	9,327	9,925,267
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	10,090	8,699,776
3.63%, 01/15/32(a)	8,100	7,332,889
4.38%, 02/02/52	7,025	5,383,546
5.50%, 01/15/30(a)	4,644	4,717,421
5.75%, 04/01/33(a)	9,778	9,976,283
6.50%, 12/01/52	12,088	12,373,280
6.75%, 03/15/34	10,245	11,115,505
7.25%, 11/15/53(a)	7,179	7,982,590
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	7,284	7,396,371
Kraft Heinz Foods Co.
4.38%, 06/01/46	23,112	18,642,708
4.88%, 10/01/49	12,510	10,673,733
5.00%, 06/04/42	11,543	10,404,030
5.20%, 07/15/45	11,806	10,683,221
5.50%, 06/01/50	7,897	7,382,893
6.88%, 01/26/39	5,264	5,833,861
Kroger Co. (The)
3.95%, 01/15/50	6,828	5,070,508
4.45%, 02/01/47	8,136	6,618,503
5.00%, 09/15/34	15,463	15,133,937
5.50%, 09/15/54(a)	15,634	14,618,201
5.65%, 09/15/64	11,220	10,390,229
Mondelez International Inc.
2.63%, 09/04/50	7,041	4,157,253
2.75%, 04/13/30	5,486	5,043,159
3.00%, 03/17/32	6,758	6,021,229
Sysco Corp.
3.15%, 12/14/51(a)	8,716	5,428,759
5.95%, 04/01/30	5,632	5,929,159
6.60%, 04/01/50(a)	8,381	8,866,097
The Campbell's Co.
4.75%, 03/23/35	7,948	7,602,731
5.40%, 03/21/34(a)	9,078	9,140,118
Tyson Foods Inc.
4.35%, 03/01/29(a)	8,284	8,207,960
4.55%, 06/02/47	6,985	5,701,045
5.10%, 09/28/48(a)	11,803	10,445,397
5.70%, 03/15/34(a)	4,646	4,743,294
		364,328,995
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44	6,778	5,563,259
NiSource Inc.
1.70%, 02/15/31(a)	12,771	10,777,752
2.95%, 09/01/29	6,677	6,244,027
3.60%, 05/01/30(a)	10,728	10,216,146
3.95%, 03/30/48(a)	5,950	4,517,520
4.38%, 05/15/47	6,573	5,308,784
4.80%, 02/15/44	4,530	3,942,197
5.85%, 04/01/55	4,925	4,819,861
		51,389,546

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30	$13,401	$13,850,005
6.40%, 04/15/33(a)	10,134	10,324,843
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	8,027	6,973,991
2.75%, 11/15/50	6,493	3,536,965
		34,685,804
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	12,122	11,956,423
4.90%, 11/30/46	24,381	22,740,217
Agilent Technologies Inc., 2.30%, 03/12/31	10,107	8,819,141
Baxter International Inc.
2.27%, 12/01/28	13,801	12,724,998
2.54%, 02/01/32(a)	14,663	12,508,518
3.13%, 12/01/51(a)	7,984	4,898,024
Danaher Corp.
2.60%, 10/01/50	6,406	3,793,372
2.80%, 12/10/51(a)	7,855	4,807,026
DH Europe Finance II SARL
2.60%, 11/15/29(a)	10,821	10,037,037
3.25%, 11/15/39	6,882	5,424,249
3.40%, 11/15/49(a)	5,388	3,778,262
GE HealthCare Technologies Inc.
4.80%, 08/14/29	6,091	6,126,087
5.86%, 03/15/30(a)	8,055	8,431,458
5.91%, 11/22/32(a)	10,922	11,493,869
6.38%, 11/22/52(a)	7,565	7,914,572
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	7,860	7,700,341
Medtronic Inc.
4.38%, 03/15/35	15,724	15,045,410
4.63%, 03/15/45(a)	12,153	10,739,548
Solventum Corp.
5.40%, 03/01/29	13,408	13,666,390
5.45%, 03/13/31(a)	12,450	12,694,936
5.60%, 03/23/34(a)	13,649	13,800,728
5.90%, 04/30/54(a)	10,899	10,516,468
Stryker Corp.
1.95%, 06/15/30	10,757	9,510,653
4.25%, 09/11/29	4,318	4,291,208
4.63%, 09/11/34(a)	4,783	4,647,915
4.63%, 03/15/46	6,960	6,042,943
4.85%, 02/10/30	9,884	10,007,781
5.20%, 02/10/35	6,481	6,526,893
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	12,408	10,703,681
2.60%, 10/01/29(a)	11,549	10,759,887
2.80%, 10/15/41	8,191	5,738,025
4.10%, 08/15/47(a)	4,419	3,539,487
4.98%, 08/10/30(a)	7,738	7,939,447
5.00%, 01/31/29(a)	5,056	5,192,993
5.09%, 08/10/33(a)	5,946	6,016,167
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	10,359	9,069,269
		319,603,423
Health Care - Services — 4.2%
Aetna Inc., 6.63%, 06/15/36	8,139	8,642,880
Security	Par (000)	Value
Health Care - Services (continued)
Ascension Health
3.95%, 11/15/46	$6,564	$5,207,628
Series B, 2.53%, 11/15/29	4,948	4,554,881
Centene Corp.
2.45%, 07/15/28	16,977	15,619,492
2.50%, 03/01/31	14,105	11,948,591
2.63%, 08/01/31	12,472	10,555,071
3.00%, 10/15/30	18,531	16,305,192
3.38%, 02/15/30	17,361	15,835,748
4.63%, 12/15/29	23,210	22,337,956
Cigna Group (The)
2.38%, 03/15/31	16,336	14,326,855
2.40%, 03/15/30	11,871	10,747,314
3.20%, 03/15/40	6,801	5,130,368
3.40%, 03/15/50	10,146	6,752,787
3.40%, 03/15/51(a)	11,173	7,376,354
3.88%, 10/15/47	8,455	6,209,258
4.38%, 10/15/28	11,872	11,849,102
4.80%, 08/15/38	17,318	16,050,838
4.80%, 07/15/46	11,296	9,725,340
4.90%, 12/15/48	23,435	20,158,447
5.00%, 05/15/29(a)	6,316	6,433,039
5.13%, 05/15/31(a)	9,191	9,369,384
5.25%, 02/15/34(a)	10,472	10,545,471
5.40%, 03/15/33	5,571	5,692,431
5.60%, 02/15/54	12,301	11,550,964
CommonSpirit Health
3.35%, 10/01/29(a)	2,660	2,518,007
4.19%, 10/01/49(a)	1,859	1,398,625
Elevance Health Inc.
2.25%, 05/15/30	7,235	6,490,867
2.55%, 03/15/31(a)	7,306	6,506,359
2.88%, 09/15/29(a)	6,986	6,534,447
3.13%, 05/15/50(a)	7,971	5,109,520
3.60%, 03/15/51(a)	10,432	7,256,747
3.70%, 09/15/49	6,407	4,570,162
4.38%, 12/01/47	10,418	8,409,253
4.55%, 03/01/48	6,501	5,354,994
4.63%, 05/15/42	7,963	6,904,038
4.65%, 01/15/43	7,642	6,641,391
4.65%, 08/15/44	7,078	6,094,974
4.75%, 02/15/30	6,710	6,762,208
4.75%, 02/15/33	7,197	7,064,176
4.95%, 11/01/31(a)	6,782	6,841,337
5.13%, 02/15/53	8,358	7,369,106
5.20%, 02/15/35(a)	7,956	7,956,025
5.38%, 06/15/34	7,120	7,201,845
5.65%, 06/15/54	7,845	7,462,896
5.70%, 02/15/55(a)	11,191	10,710,375
5.85%, 11/01/64	6,594	6,335,746
6.10%, 10/15/52	6,840	6,906,475
HCA Inc.
2.38%, 07/15/31	7,166	6,126,364
3.50%, 09/01/30(a)	17,031	15,878,664
3.50%, 07/15/51	11,937	7,725,082
3.63%, 03/15/32(a)	11,988	10,855,539
4.13%, 06/15/29	17,128	16,654,618
4.63%, 03/15/52	16,256	12,742,071
5.13%, 06/15/39	6,657	6,119,972
5.20%, 06/01/28(a)	2,836	2,879,937
5.25%, 03/01/30	7,548	7,664,644

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 06/15/49(a)	$15,368	$13,297,666
5.45%, 04/01/31	14,030	14,297,019
5.45%, 09/15/34	11,075	10,972,546
5.50%, 03/01/32	7,600	7,694,520
5.50%, 06/01/33(a)	10,705	10,753,305
5.50%, 06/15/47(a)	11,322	10,249,444
5.60%, 04/01/34(a)	8,847	8,880,262
5.63%, 09/01/28	3,013	3,084,450
5.75%, 03/01/35(a)	12,484	12,583,912
5.88%, 02/01/29	5,909	6,104,547
5.90%, 06/01/53	8,690	8,175,922
5.95%, 09/15/54	8,399	7,911,784
6.00%, 04/01/54	11,401	10,795,947
6.20%, 03/01/55	9,504	9,328,010
Humana Inc.
2.15%, 02/03/32	3,071	2,525,179
3.70%, 03/23/29	2,980	2,869,064
4.95%, 10/01/44	3,361	2,850,725
5.38%, 04/15/31	6,779	6,856,791
5.50%, 03/15/53(a)	4,077	3,610,929
5.55%, 05/01/35	100	100,049
5.75%, 04/15/54	4,935	4,528,650
5.88%, 03/01/33	4,320	4,414,357
5.95%, 03/15/34(a)	3,356	3,438,866
ICON Investments Six DAC, 5.85%, 05/08/29	4,381	4,488,159
IQVIA Inc.
5.70%, 05/15/28(a)	2,668	2,716,213
6.25%, 02/01/29	15,447	16,073,666
Kaiser Foundation Hospitals
4.15%, 05/01/47	6,358	5,142,268
Series 2019, 3.27%, 11/01/49	2,775	1,897,368
Series 2021, 2.81%, 06/01/41	9,678	6,791,969
Series 2021, 3.00%, 06/01/51(a)	4,661	2,990,094
Laboratory Corp. of America Holdings
4.70%, 02/01/45	3,730	3,171,620
4.80%, 10/01/34	11,169	10,750,286
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	6,614	3,705,259
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	7,201	6,654,601
5.00%, 12/15/34	4,955	4,884,394
6.40%, 11/30/33	5,564	6,045,499
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	10,701	9,509,276
2.30%, 05/15/31	10,682	9,390,740
2.75%, 05/15/40	5,962	4,241,103
2.88%, 08/15/29(a)	8,586	8,115,057
2.90%, 05/15/50	9,725	6,007,185
3.05%, 05/15/41	11,573	8,367,107
3.13%, 05/15/60(a)	8,551	5,049,043
3.25%, 05/15/51	16,249	10,647,550
3.50%, 08/15/39	8,815	7,052,160
3.70%, 08/15/49(a)	9,763	7,035,326
3.75%, 10/15/47	7,832	5,756,818
3.85%, 06/15/28(a)	2,491	2,470,098
3.88%, 12/15/28	6,000	5,928,045
3.88%, 08/15/59	10,166	7,083,714
4.00%, 05/15/29	7,594	7,505,706
4.20%, 05/15/32	11,423	10,984,363
4.20%, 01/15/47	6,975	5,530,498
4.25%, 01/15/29	8,224	8,213,253
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 03/15/43(a)	$6,881	$5,716,943
4.25%, 06/15/48	11,603	9,201,621
4.45%, 12/15/48	8,227	6,744,257
4.50%, 04/15/33	13,714	13,251,606
4.63%, 07/15/35(a)	7,083	6,824,609
4.75%, 07/15/45	16,096	14,074,299
4.75%, 05/15/52(a)	16,395	13,823,449
4.80%, 01/15/30(a)	9,680	9,836,471
4.90%, 04/15/31(a)	6,740	6,854,562
4.95%, 01/15/32	11,353	11,465,067
4.95%, 05/15/62(a)	7,416	6,273,668
5.00%, 04/15/34	10,438	10,363,738
5.05%, 04/15/53	15,130	13,384,553
5.15%, 07/15/34	15,688	15,717,569
5.20%, 04/15/63	13,213	11,636,026
5.30%, 02/15/30(a)	9,014	9,342,025
5.35%, 02/15/33	12,937	13,243,624
5.38%, 04/15/54	13,837	12,849,154
5.50%, 07/15/44	11,334	10,941,068
5.50%, 04/15/64	8,282	7,665,760
5.63%, 07/15/54	20,392	19,626,384
5.75%, 07/15/64	13,823	13,290,324
5.80%, 03/15/36	5,782	6,027,511
5.88%, 02/15/53	15,627	15,466,600
6.05%, 02/15/63	10,711	10,847,172
6.88%, 02/15/38(a)	8,447	9,536,976
Universal Health Services Inc., 2.65%, 10/15/30	11,527	10,111,291
		1,161,610,564
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)	7,870	8,005,634
6.90%, 04/13/29	9,101	9,359,648
Ares Capital Corp.
2.88%, 06/15/28	3,660	3,396,320
5.88%, 03/01/29	5,589	5,637,333
5.95%, 07/15/29	5,985	6,056,071
Series ., 5.80%, 03/08/32	8,210	8,031,993
Ares Strategic Income Fund
5.60%, 02/15/30(a)(b)	7,187	7,069,496
6.20%, 03/21/32(b)	6,191	6,133,438
Blackstone Private Credit Fund
6.00%, 01/29/32(a)	2,674	2,668,478
6.00%, 11/22/34(a)(b)	3,464	3,313,115
Blue Owl Capital Corp.
2.88%, 06/11/28	1,447	1,318,134
5.95%, 03/15/29(a)	102	101,149
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)(b)	6,403	6,262,352
6.60%, 09/15/29(a)(b)	11,814	11,950,585
6.65%, 03/15/31(a)	5,388	5,454,733
FS KKR Capital Corp., 3.13%, 10/12/28	1,949	1,758,740
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	6,366	6,094,236
Sixth Street Lending Partners
6.13%, 07/15/30(a)(b)	6,349	6,370,871
6.50%, 03/11/29	4,909	4,992,158
		103,974,484
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30(a)	9,640	9,136,673

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 2.0%
Allstate Corp. (The), 5.25%, 03/30/33(a)	$4,745	$4,799,346
American International Group Inc.
4.38%, 06/30/50	8,066	6,548,748
4.75%, 04/01/48	8,085	6,973,408
5.13%, 03/27/33	5,311	5,311,091
Aon Corp.
2.80%, 05/15/30	5,515	5,058,066
3.75%, 05/02/29	10,006	9,724,460
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52(a)	7,867	5,726,365
5.35%, 02/28/33	4,480	4,552,882
Aon North America Inc.
5.15%, 03/01/29	8,221	8,390,434
5.45%, 03/01/34	12,201	12,399,987
5.75%, 03/01/54(a)	15,403	14,899,508
Arch Capital Group Ltd., 3.64%, 06/30/50	4,383	3,114,984
Arthur J Gallagher & Co.
3.50%, 05/20/51	7,432	5,034,980
4.85%, 12/15/29	8,999	9,103,853
5.15%, 02/15/35	8,924	8,852,623
5.55%, 02/15/55	11,837	11,112,745
Athene Holding Ltd., 6.25%, 04/01/54	8,600	8,337,310
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	7,104	6,199,757
2.50%, 01/15/51	11,926	7,033,541
2.85%, 10/15/50(a)	12,062	7,659,126
2.88%, 03/15/32(a)	3,462	3,168,905
3.85%, 03/15/52	21,681	16,553,190
4.20%, 08/15/48	16,775	13,862,546
4.25%, 01/15/49	17,654	14,728,956
5.75%, 01/15/40	4,914	5,253,975
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	10,521	9,702,388
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,973	1,473,896
Chubb Corp. (The), 6.00%, 05/11/37	7,798	8,325,760
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	13,634	11,700,065
3.05%, 12/15/61	7,046	4,258,684
4.35%, 11/03/45	9,903	8,401,105
5.00%, 03/15/34	8,483	8,496,079
Corebridge Financial Inc.
3.85%, 04/05/29(a)	6,405	6,207,697
3.90%, 04/05/32	10,578	9,736,797
4.40%, 04/05/52(a)	9,764	7,611,839
5.75%, 01/15/34(a)	5,989	6,089,291
Equitable Holdings Inc., 5.00%, 04/20/48(a)	9,279	8,054,291
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	8,898	5,391,500
3.50%, 10/15/50	7,408	4,884,103
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	1,943	1,970,130
6.00%, 12/07/33(a)	4,083	4,242,037
6.35%, 03/22/54	6,491	6,507,583
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	5,927	4,226,845
Manulife Financial Corp.
3.70%, 03/16/32	3,440	3,203,753
5.38%, 03/04/46	4,409	4,210,615
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	6,050	5,368,627
4.38%, 03/15/29	10,554	10,576,860
4.65%, 03/15/30	7,950	8,014,272
Security	Par (000)	Value
Insurance (continued)
4.85%, 11/15/31	$10,798	$10,898,952
4.90%, 03/15/49	8,918	7,930,410
5.00%, 03/15/35	14,560	14,419,164
5.40%, 03/15/55	11,971	11,344,734
5.70%, 09/15/53(a)	6,307	6,250,584
MetLife Inc.
4.05%, 03/01/45	8,105	6,495,683
4.13%, 08/13/42	6,758	5,603,138
4.55%, 03/23/30(a)	5,040	5,089,577
4.60%, 05/13/46	6,421	5,553,944
4.88%, 11/13/43	6,733	6,072,396
5.00%, 07/15/52(a)	7,028	6,285,537
5.25%, 01/15/54(a)	6,914	6,462,547
5.30%, 12/15/34(a)	5,077	5,154,850
5.38%, 07/15/33(a)	9,007	9,265,384
5.70%, 06/15/35(a)	8,720	9,130,009
5.88%, 02/06/41	5,885	6,019,792
6.38%, 06/15/34(a)	5,307	5,765,846
Progressive Corp. (The), 4.13%, 04/15/47	6,903	5,559,846
Prudential Financial Inc.
3.70%, 03/13/51(a)	11,237	8,146,279
3.91%, 12/07/47	6,772	5,165,643
3.94%, 12/07/49	9,051	6,753,064
4.35%, 02/25/50	6,776	5,521,166
4.60%, 05/15/44(a)	5,975	5,144,226
5.20%, 03/14/35	8,710	8,733,190
5.70%, 12/14/36	6,558	6,799,734
Travelers Companies Inc. (The)
3.05%, 06/08/51	6,101	3,979,390
5.35%, 11/01/40	5,361	5,336,753
5.45%, 05/25/53	4,150	4,065,217
6.25%, 06/15/37(a)	8,482	9,261,108
Willis North America Inc.
5.35%, 05/15/33	6,550	6,611,332
5.90%, 03/05/54	4,783	4,643,273
		566,517,771
Internet — 2.3%
Alphabet Inc.
1.10%, 08/15/30(a)	18,841	16,245,522
1.90%, 08/15/40	11,673	7,775,347
2.05%, 08/15/50(a)	21,909	12,197,544
2.25%, 08/15/60(a)	15,182	8,208,212
4.00%, 05/15/30	7,435	7,415,248
4.50%, 05/15/35	11,250	11,232,516
5.25%, 05/15/55	4,610	4,568,757
5.30%, 05/15/65	5,190	5,112,782
Amazon.com Inc.
1.50%, 06/03/30	20,677	18,155,982
2.10%, 05/12/31	19,196	16,916,116
2.50%, 06/03/50	20,438	12,175,569
2.70%, 06/03/60	16,582	9,421,330
2.88%, 05/12/41	12,196	9,001,268
3.10%, 05/12/51(a)	24,998	16,801,366
3.25%, 05/12/61(a)	14,177	9,169,227
3.45%, 04/13/29	16,832	16,521,093
3.60%, 04/13/32(a)	21,978	20,811,214
3.88%, 08/22/37	22,193	19,978,014
3.95%, 04/13/52	19,075	15,012,727
4.05%, 08/22/47	26,236	21,667,355
4.10%, 04/13/62	10,971	8,519,639
4.25%, 08/22/57(a)	17,821	14,375,156

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.65%, 12/01/29(a)	$12,803	$13,137,756
4.70%, 12/01/32(a)	10,314	10,452,379
4.80%, 12/05/34(a)	8,439	8,558,645
4.95%, 12/05/44	11,513	11,037,432
Booking Holdings Inc., 4.63%, 04/13/30	11,409	11,495,556
eBay Inc.
2.60%, 05/10/31	3,797	3,357,613
2.70%, 03/11/30	6,331	5,789,872
3.65%, 05/10/51	4,843	3,397,152
4.00%, 07/15/42	9,656	7,633,176
Expedia Group Inc.
3.25%, 02/15/30(a)	10,805	10,085,254
5.40%, 02/15/35	8,248	8,111,386
Meta Platforms Inc.
3.85%, 08/15/32(a)	21,488	20,439,244
4.30%, 08/15/29(a)	13,465	13,583,336
4.45%, 08/15/52	21,357	17,787,993
4.55%, 08/15/31(a)	8,435	8,536,291
4.65%, 08/15/62	11,314	9,441,733
4.75%, 08/15/34(a)	15,942	15,882,866
4.80%, 05/15/30	6,852	7,056,403
4.95%, 05/15/33	10,323	10,503,721
5.40%, 08/15/54	26,254	25,231,029
5.55%, 08/15/64	23,773	22,854,109
5.60%, 05/15/53	18,228	18,009,366
5.75%, 05/15/63	12,602	12,544,579
Netflix Inc.
4.90%, 08/15/34	5,148	5,180,684
5.40%, 08/15/54	6,618	6,415,693
5.88%, 11/15/28	16,898	17,807,123
6.38%, 05/15/29(a)	10,969	11,814,126
Uber Technologies Inc.
4.30%, 01/15/30(a)	6,473	6,403,220
4.80%, 09/15/34	12,427	12,047,917
5.35%, 09/15/54(a)	9,296	8,478,183
		624,355,821
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	5,936	6,365,701
Lodging — 0.3%
Las Vegas Sands Corp., 3.90%, 08/08/29	7,983	7,425,910
Marriott International Inc./MD
4.90%, 04/15/29(a)	5,376	5,422,074
5.30%, 05/15/34	6,852	6,752,938
5.35%, 03/15/35	7,172	7,042,362
5.50%, 04/15/37	10,605	10,319,828
Series FF, 4.63%, 06/15/30(a)	6,874	6,825,314
Series GG, 3.50%, 10/15/32	8,791	7,811,972
Series HH, 2.85%, 04/15/31	11,620	10,389,088
Sands China Ltd., 5.40%, 08/08/28	9,735	9,587,420
		71,576,906
Machinery — 0.7%
Caterpillar Financial Services Corp., 4.70%, 11/15/29(a)	5,274	5,369,121
Caterpillar Inc.
2.60%, 04/09/30(a)	9,573	8,871,568
3.25%, 09/19/49(a)	8,964	6,210,399
3.25%, 04/09/50(a)	5,690	3,924,025
3.80%, 08/15/42	10,683	8,710,720
5.20%, 05/27/41	6,108	5,981,994
Security	Par (000)	Value
Machinery (continued)
Deere & Co.
3.75%, 04/15/50(a)	$5,773	$4,470,507
3.90%, 06/09/42(a)	7,344	6,173,421
5.45%, 01/16/35	10,924	11,273,756
5.70%, 01/19/55	6,065	6,240,371
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	7,581	7,728,057
5.45%, 06/15/34	5,964	6,009,896
5.70%, 08/14/33	6,138	6,294,569
John Deere Capital Corp.
4.40%, 09/08/31	9,705	9,687,749
4.50%, 01/16/29	11,745	11,857,373
4.70%, 06/10/30	3,801	3,865,437
4.85%, 06/11/29	8,251	8,451,672
4.90%, 03/07/31	8,004	8,181,734
4.95%, 07/14/28(a)	6,942	7,123,029
5.10%, 04/11/34(a)	6,487	6,566,389
5.15%, 09/08/33	7,298	7,450,389
Series 1, 5.05%, 06/12/34	7,835	7,893,990
Otis Worldwide Corp.
2.57%, 02/15/30	6,756	6,171,824
3.11%, 02/15/40(a)	7,090	5,321,821
3.36%, 02/15/50	5,444	3,652,874
5.25%, 08/16/28	5,128	5,266,886
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	7,620	7,636,710
		186,386,281
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	10,576	9,732,240
3.25%, 08/26/49	6,598	4,448,594
3.38%, 03/01/29(a)	5,957	5,733,411
4.00%, 09/14/48(a)	8,117	6,326,199
Eaton Corp.
4.15%, 03/15/33(a)	10,305	9,888,723
4.15%, 11/02/42	7,556	6,398,684
Illinois Tool Works Inc., 3.90%, 09/01/42	8,217	6,722,310
Parker-Hannifin Corp.
3.25%, 06/14/29	7,273	6,966,452
4.00%, 06/14/49	4,447	3,455,363
4.50%, 09/15/29	9,614	9,667,449
Teledyne Technologies Inc., 2.75%, 04/01/31	8,575	7,637,153
		76,976,578
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	4,834	4,381,631
2.30%, 02/01/32(a)	6,034	4,899,318
2.80%, 04/01/31(a)	8,831	7,659,822
3.50%, 06/01/41	11,306	7,682,874
3.50%, 03/01/42	10,140	6,801,838
3.70%, 04/01/51(a)	15,606	9,636,796
3.85%, 04/01/61	13,839	8,179,207
3.90%, 06/01/52	18,193	11,507,922
3.95%, 06/30/62(a)	10,430	6,231,957
4.40%, 04/01/33	8,228	7,441,654
4.40%, 12/01/61	10,798	6,999,417
4.80%, 03/01/50(a)	21,154	15,763,665
5.05%, 03/30/29	3,508	3,499,586

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.13%, 07/01/49(a)	$9,392	$7,290,066
5.25%, 04/01/53(a)	11,857	9,377,566
5.38%, 04/01/38(a)	6,063	5,440,754
5.38%, 05/01/47	18,915	15,303,151
5.50%, 04/01/63	7,405	5,821,574
5.75%, 04/01/48	18,591	15,869,772
6.10%, 06/01/29	6,108	6,301,498
6.38%, 10/23/35	16,321	16,518,323
6.48%, 10/23/45	26,632	24,761,001
6.55%, 06/01/34	7,778	8,019,723
6.65%, 02/01/34	5,576	5,783,643
Comcast Corp.
1.50%, 02/15/31(a)	14,464	12,168,978
1.95%, 01/15/31(a)	11,493	9,966,008
2.45%, 08/15/52(a)	12,184	6,541,781
2.65%, 02/01/30	10,593	9,808,801
2.65%, 08/15/62	10,274	5,315,222
2.80%, 01/15/51(a)	12,573	7,428,020
2.89%, 11/01/51(a)	38,109	22,910,041
2.94%, 11/01/56	47,520	27,556,073
2.99%, 11/01/63	31,972	17,908,275
3.20%, 07/15/36(a)	9,699	8,006,345
3.25%, 11/01/39	11,445	8,816,013
3.40%, 04/01/30(a)	9,875	9,408,151
3.40%, 07/15/46	12,149	8,544,253
3.45%, 02/01/50	14,366	9,696,352
3.75%, 04/01/40(a)	12,582	10,300,201
3.90%, 03/01/38	10,144	8,661,713
3.97%, 11/01/47	14,936	11,311,948
4.00%, 08/15/47	7,965	6,058,067
4.00%, 03/01/48	8,761	6,632,400
4.00%, 11/01/49	15,575	11,683,882
4.05%, 11/01/52	8,125	6,064,112
4.15%, 10/15/28	15,109	15,071,339
4.20%, 08/15/34(a)	8,844	8,276,200
4.25%, 10/15/30(a)	10,144	10,013,418
4.25%, 01/15/33	12,994	12,423,322
4.40%, 08/15/35(a)	6,867	6,448,605
4.55%, 01/15/29	5,667	5,725,975
4.60%, 10/15/38	8,385	7,655,020
4.60%, 08/15/45	7,459	6,323,848
4.65%, 02/15/33	8,638	8,474,775
4.70%, 10/15/48	15,533	13,181,532
4.80%, 05/15/33	6,961	6,863,000
4.95%, 10/15/58(a)	8,708	7,360,758
5.10%, 06/01/29	4,238	4,368,586
5.30%, 06/01/34	5,927	6,015,715
5.35%, 05/15/53(a)	12,716	11,665,436
5.50%, 11/15/32(a)	4,677	4,860,062
5.50%, 05/15/64(a)	11,616	10,672,162
5.65%, 06/15/35(a)	6,297	6,529,651
5.65%, 06/01/54(a)	9,100	8,743,649
7.05%, 03/15/33	3,796	4,288,712
Discovery Communications LLC
3.63%, 05/15/30	6,497	5,758,305
4.13%, 05/15/29	3,912	3,656,904
Fox Corp.
4.71%, 01/25/29	6,831	6,816,378
5.48%, 01/25/39	10,749	10,252,949
5.58%, 01/25/49	12,203	11,113,410
6.50%, 10/13/33	10,158	10,794,658
Security	Par (000)	Value
Media (continued)
Paramount Global
4.20%, 05/19/32(a)	$5,308	$4,753,675
4.38%, 03/15/43	8,277	5,950,266
4.95%, 01/15/31(a)	2,943	2,844,293
4.95%, 05/19/50	3,539	2,598,732
5.85%, 09/01/43	7,383	6,251,749
6.88%, 04/30/36(a)	7,318	7,327,134
7.88%, 07/30/30	1,924	2,105,383
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	8,045	9,129,406
Time Warner Cable LLC
4.50%, 09/15/42	8,483	6,370,382
5.50%, 09/01/41	8,986	7,662,865
5.88%, 11/15/40(a)	6,017	5,460,169
6.55%, 05/01/37	13,735	13,541,196
6.75%, 06/15/39	12,068	12,054,660
7.30%, 07/01/38(a)	12,179	12,674,123
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	7,641	6,260,305
Walt Disney Co. (The)
2.00%, 09/01/29(a)	20,449	18,678,485
2.65%, 01/13/31(a)	16,823	15,342,309
2.75%, 09/01/49	21,638	13,354,580
3.50%, 05/13/40	16,259	13,154,469
3.60%, 01/13/51	21,808	15,818,202
3.80%, 03/22/30(a)	12,771	12,492,550
3.80%, 05/13/60	3,365	2,405,447
4.63%, 03/23/40(a)	7,420	6,942,873
4.70%, 03/23/50(a)	14,401	12,654,841
6.20%, 12/15/34(a)	7,863	8,664,729
6.40%, 12/15/35	5,954	6,608,635
6.65%, 11/15/37	9,922	11,187,249
		901,602,470
Mining — 0.9%
Barrick North America Finance LLC
5.70%, 05/30/41	6,107	5,970,715
5.75%, 05/01/43	6,628	6,507,084
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,845	6,936,335
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	6,288	5,232,621
4.90%, 02/28/33	7,208	7,125,308
5.00%, 02/21/30	10,597	10,804,261
5.00%, 09/30/43	16,896	15,587,727
5.13%, 02/21/32	6,763	6,830,745
5.25%, 09/08/30	5,529	5,705,955
5.25%, 09/08/33	8,651	8,733,536
5.30%, 02/21/35	12,085	12,131,652
5.50%, 09/08/53(a)	6,970	6,704,108
Freeport-McMoRan Inc., 5.45%, 03/15/43	13,337	12,321,498
Newmont Corp.
2.25%, 10/01/30	7,352	6,555,856
2.60%, 07/15/32(a)	6,375	5,567,036
4.88%, 03/15/42	6,571	5,948,910
6.25%, 10/01/39	7,487	8,027,677
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	9,144	9,298,094
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	6,111	6,547,011
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51(a)	10,155	6,015,506
5.20%, 11/02/40	8,717	8,442,987
7.13%, 07/15/28	6,901	7,459,337

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA PLC
4.13%, 08/21/42	$5,659	$4,682,473
4.88%, 03/14/30	13,178	13,368,769
5.00%, 03/14/32	9,526	9,587,149
5.13%, 03/09/53(a)	8,590	7,752,193
5.25%, 03/14/35	13,958	13,999,300
5.75%, 03/14/55	12,818	12,630,459
5.88%, 03/14/65(a)	7,733	7,642,834
		244,117,136
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	9,006	8,135,167
Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30	8,715	7,557,268
2.72%, 01/12/32(a)	14,230	12,478,367
2.77%, 11/10/50(a)	14,263	8,445,024
2.94%, 06/04/51(a)	17,698	10,817,655
3.00%, 02/24/50	14,987	9,394,357
3.00%, 03/17/52(a)	10,931	6,699,763
3.06%, 06/17/41	11,602	8,332,432
3.38%, 02/08/61(a)	14,492	9,084,535
3.63%, 04/06/30(a)	13,460	12,879,980
3.94%, 09/21/28(a)	8,274	8,179,551
4.23%, 11/06/28	6,698	6,678,933
4.70%, 04/10/29(a)	6,306	6,382,299
4.81%, 02/13/33	16,737	16,406,320
4.89%, 09/11/33(a)	10,345	10,138,405
4.97%, 10/17/29(a)	8,940	9,135,734
4.99%, 04/10/34	7,024	6,914,612
5.23%, 11/17/34	14,555	14,507,510
BP Capital Markets PLC, 3.72%, 11/28/28(a)	7,120	6,973,602
Canadian Natural Resources Ltd.
4.95%, 06/01/47	4,084	3,326,855
5.00%, 12/15/29(a)(b)	6,773	6,731,005
5.40%, 12/15/34(a)(b)	5,501	5,317,974
6.25%, 03/15/38	8,842	8,872,600
Cenovus Energy Inc., 3.75%, 02/15/52(a)	3,641	2,367,725
Chevron Corp.
2.24%, 05/11/30	8,310	7,508,214
3.08%, 05/11/50	8,972	5,902,123
Chevron USA Inc.
2.34%, 08/12/50(a)	6,237	3,478,180
4.69%, 04/15/30	8,500	8,626,922
4.98%, 04/15/35	10,726	10,723,729
ConocoPhillips Co.
3.76%, 03/15/42	4,774	3,696,239
3.80%, 03/15/52(a)	9,994	7,116,026
4.03%, 03/15/62	12,805	8,930,604
4.30%, 11/15/44	5,689	4,591,726
4.70%, 01/15/30	6,869	6,921,687
5.00%, 01/15/35	7,573	7,434,616
5.05%, 09/15/33(a)	10,185	10,161,064
5.30%, 05/15/53(a)	9,561	8,575,089
5.50%, 01/15/55(a)	11,096	10,259,042
5.55%, 03/15/54(a)	7,780	7,247,223
6.50%, 02/01/39	10,344	11,251,467
Coterra Energy Inc.
5.40%, 02/15/35	6,314	6,091,095
5.90%, 02/15/55	5,407	4,865,647
Security	Par (000)	Value
Oil & Gas (continued)
Devon Energy Corp.
4.75%, 05/15/42	$6,005	$4,746,720
5.00%, 06/15/45(a)	6,943	5,523,686
5.20%, 09/15/34(a)	8,379	7,815,321
5.60%, 07/15/41(a)	8,959	7,865,036
5.75%, 09/15/54(a)	7,762	6,616,673
Diamondback Energy Inc.
3.13%, 03/24/31	12,276	11,038,206
3.50%, 12/01/29(a)	7,842	7,430,861
4.25%, 03/15/52(a)	5,851	4,244,630
5.15%, 01/30/30	5,187	5,257,025
5.40%, 04/18/34	9,274	9,064,471
5.55%, 04/01/35	11,353	11,147,394
5.75%, 04/18/54	9,599	8,586,154
5.90%, 04/18/64	7,852	6,957,151
6.25%, 03/15/33	8,982	9,327,648
EOG Resources Inc.
4.38%, 04/15/30	6,851	6,814,111
4.95%, 04/15/50	6,159	5,351,150
5.65%, 12/01/54(a)	7,952	7,518,383
EQT Corp., 5.75%, 02/01/34(a)	7,539	7,517,761
Equinor ASA
2.38%, 05/22/30	1,449	1,317,450
3.13%, 04/06/30(a)	3,707	3,504,424
3.25%, 11/18/49(a)	2,012	1,355,103
3.63%, 09/10/28(a)	2,778	2,743,655
3.70%, 04/06/50	1,709	1,251,022
3.95%, 05/15/43	1,649	1,329,194
4.80%, 11/08/43	1,854	1,665,404
5.10%, 08/17/40	1,661	1,597,896
Expand Energy Corp.
4.75%, 02/01/32	8,190	7,655,797
5.38%, 03/15/30	9,236	9,152,902
5.70%, 01/15/35	6,721	6,632,788
Exxon Mobil Corp.
2.44%, 08/16/29(a)	11,830	11,106,580
2.61%, 10/15/30(a)	7,801	7,164,381
3.00%, 08/16/39	7,059	5,401,771
3.10%, 08/16/49	12,519	8,254,527
3.45%, 04/15/51	22,290	15,540,873
3.48%, 03/19/30(a)	18,650	18,119,851
3.57%, 03/06/45	7,797	5,824,951
4.11%, 03/01/46	20,053	16,217,206
4.23%, 03/19/40	14,244	12,557,280
4.33%, 03/19/50(a)	20,887	17,045,413
Hess Corp.
5.60%, 02/15/41	8,920	8,746,287
6.00%, 01/15/40	6,330	6,609,097
Marathon Petroleum Corp.
4.75%, 09/15/44	5,307	4,247,819
5.15%, 03/01/30	10,529	10,596,720
5.70%, 03/01/35(a)	5,549	5,423,218
6.50%, 03/01/41	9,030	9,039,342
Occidental Petroleum Corp.
5.20%, 08/01/29	9,109	8,983,488
5.38%, 01/01/32	7,054	6,722,469
5.55%, 10/01/34(a)	9,657	8,990,301
6.05%, 10/01/54(a)	6,804	5,842,325
6.13%, 01/01/31	7,064	7,141,205
6.45%, 09/15/36	12,923	12,589,393
6.60%, 03/15/46	9,030	8,503,574

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.63%, 09/01/30	$15,577	$16,119,966
7.50%, 05/01/31(a)	5,146	5,493,020
8.88%, 07/15/30(a)	10,623	11,913,412
Phillips 66
2.15%, 12/15/30(a)	9,289	8,092,465
3.30%, 03/15/52(a)	8,400	5,142,475
4.65%, 11/15/34(a)	6,378	5,926,236
4.88%, 11/15/44	12,359	10,247,943
5.88%, 05/01/42	11,079	10,546,935
Phillips 66 Co.
5.25%, 06/15/31(a)	7,449	7,576,715
5.30%, 06/30/33(a)	5,528	5,461,750
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,246	6,361,135
2.15%, 01/15/31	4,595	4,022,094
Shell Finance U.S. Inc.
2.38%, 11/07/29(a)	9,205	8,496,346
2.75%, 04/06/30(a)	7,432	6,885,385
3.25%, 04/06/50(a)	14,024	9,400,552
3.75%, 09/12/46	6,481	4,903,175
4.00%, 05/10/46	13,469	10,540,953
4.13%, 05/11/35(a)	8,174	7,624,021
4.38%, 05/11/45	18,557	15,438,058
4.55%, 08/12/43	7,147	6,157,980
Shell International Finance BV
3.00%, 11/26/51(a)	9,372	5,899,488
3.13%, 11/07/49	12,292	8,014,380
3.88%, 11/13/28(a)	8,768	8,709,768
5.50%, 03/25/40	8,886	8,859,739
6.38%, 12/15/38	19,566	21,420,962
Suncor Energy Inc.
3.75%, 03/04/51(a)	5,191	3,456,880
4.00%, 11/15/47	5,525	3,979,828
6.85%, 06/01/39	5,522	5,939,354
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	10,218	9,596,812
2.99%, 06/29/41	5,314	3,815,908
3.13%, 05/29/50	19,149	12,432,622
3.39%, 06/29/60(a)	6,854	4,384,622
3.46%, 02/19/29(a)	9,586	9,363,006
3.46%, 07/12/49	8,794	6,141,964
TotalEnergies Capital SA
3.88%, 10/11/28	4,083	4,056,092
4.72%, 09/10/34(a)	5,226	5,112,232
5.15%, 04/05/34(a)	8,172	8,244,427
5.28%, 09/10/54	8,393	7,681,450
5.43%, 09/10/64	8,006	7,281,135
5.49%, 04/05/54(a)	14,476	13,598,996
5.64%, 04/05/64	10,103	9,510,883
Valero Energy Corp.
3.65%, 12/01/51(a)	7,740	5,017,749
6.63%, 06/15/37	8,335	8,654,243
Woodside Finance Ltd.
5.10%, 09/12/34	8,746	8,327,556
5.70%, 09/12/54(a)	4,985	4,375,307
		1,082,925,305
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	8,679	8,258,261
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	10,547	7,965,201
Security	Par (000)	Value
Oil & Gas Services (continued)
Halliburton Co.
2.92%, 03/01/30(a)	$7,032	$6,471,649
4.75%, 08/01/43	8,428	6,987,935
4.85%, 11/15/35	7,349	6,889,943
5.00%, 11/15/45(a)	14,754	12,566,138
6.70%, 09/15/38(a)	5,751	6,191,617
7.45%, 09/15/39(a)	7,799	8,833,186
		64,163,930
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.69%, 05/25/31	7,589	6,721,214
5.50%, 03/17/35(a)(b)	6,948	6,922,618
Berry Global Inc.
5.65%, 01/15/34(a)	5,933	5,979,349
5.80%, 06/15/31	7,096	7,393,502
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	7,162	7,258,059
5.44%, 04/03/34(a)(b)	6,518	6,515,942
5.78%, 04/03/54(a)(b)	8,184	7,820,696
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)(b)	7,860	7,862,231
WRKCo Inc., 4.90%, 03/15/29(a)	6,078	6,104,405
		62,578,016
Pharmaceuticals — 7.0%
AbbVie Inc.
3.20%, 11/21/29	39,968	38,083,505
4.05%, 11/21/39	30,280	26,205,741
4.25%, 11/14/28(a)	6,244	6,269,865
4.25%, 11/21/49	41,901	34,009,487
4.30%, 05/14/36(a)	8,000	7,447,138
4.40%, 11/06/42	19,139	16,646,559
4.45%, 05/14/46	16,938	14,413,369
4.50%, 05/14/35	17,915	17,157,806
4.55%, 03/15/35	11,200	10,767,938
4.70%, 05/14/45	21,021	18,597,665
4.75%, 03/15/45	8,183	7,294,214
4.80%, 03/15/29	11,717	11,941,833
4.85%, 06/15/44(a)	9,431	8,564,375
4.88%, 03/15/30	11,239	11,479,961
4.88%, 11/14/48	13,781	12,372,718
4.95%, 03/15/31(a)	12,566	12,858,822
5.05%, 03/15/34	20,593	20,743,039
5.20%, 03/15/35	10,389	10,520,557
5.35%, 03/15/44(a)	7,517	7,250,688
5.40%, 03/15/54	22,119	21,216,600
5.50%, 03/15/64	11,564	11,074,914
5.60%, 03/15/55	7,019	6,940,735
Astrazeneca Finance LLC
1.75%, 05/28/28	4,866	4,537,562
2.25%, 05/28/31(a)	5,080	4,503,130
4.85%, 02/26/29	12,245	12,503,006
4.90%, 02/26/31	7,949	8,151,893
5.00%, 02/26/34	11,108	11,214,426
AstraZeneca PLC
1.38%, 08/06/30	17,769	15,316,990
3.00%, 05/28/51(a)	6,400	4,187,839
4.00%, 01/17/29	9,178	9,119,967
4.00%, 09/18/42	6,297	5,262,597
4.38%, 11/16/45	8,193	7,047,134
4.38%, 08/17/48	5,714	4,842,562

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.45%, 09/15/37	$18,143	$20,223,133
Becton Dickinson & Co.
1.96%, 02/11/31	8,723	7,470,277
2.82%, 05/20/30	5,972	5,465,706
4.67%, 06/06/47(a)	12,571	10,644,780
4.69%, 12/15/44	8,418	7,232,156
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	11,642	9,995,134
2.35%, 11/13/40(a)	6,113	4,124,507
2.55%, 11/13/50	12,494	7,159,589
2.95%, 03/15/32(a)	13,599	12,188,329
3.40%, 07/26/29(a)	11,943	11,542,144
3.55%, 03/15/42	7,984	6,206,820
3.70%, 03/15/52	14,100	10,117,456
3.90%, 03/15/62	7,765	5,463,035
4.13%, 06/15/39(a)	16,754	14,695,729
4.25%, 10/26/49	28,336	22,639,025
4.35%, 11/15/47	9,500	7,797,441
4.55%, 02/20/48	10,469	8,848,869
4.90%, 02/22/29(a)	10,208	10,454,984
5.10%, 02/22/31	11,342	11,683,784
5.20%, 02/22/34	12,355	12,516,795
5.55%, 02/22/54	20,972	20,183,950
5.65%, 02/22/64	12,721	12,239,317
5.75%, 02/01/31(a)	10,076	10,724,078
5.90%, 11/15/33(a)	5,675	6,049,681
6.25%, 11/15/53(a)	10,367	10,912,156
6.40%, 11/15/63	8,366	8,946,369
Cardinal Health Inc.
5.00%, 11/15/29	4,783	4,859,812
5.35%, 11/15/34	6,132	6,155,638
Cencora Inc., 2.70%, 03/15/31	8,634	7,710,814
CVS Health Corp.
1.75%, 08/21/30(a)	11,345	9,685,634
1.88%, 02/28/31	11,883	10,000,555
2.13%, 09/15/31(a)	8,202	6,898,926
3.25%, 08/15/29	14,444	13,599,422
3.75%, 04/01/30	6,751	6,423,789
4.78%, 03/25/38	37,080	33,437,376
5.00%, 01/30/29	9,043	9,136,153
5.05%, 03/25/48(a)	58,173	49,247,848
5.13%, 02/21/30(a)	7,027	7,106,333
5.13%, 07/20/45	25,487	22,092,330
5.25%, 01/30/31(a)	8,117	8,215,605
5.25%, 02/21/33	11,162	11,040,877
5.30%, 06/01/33(a)	9,395	9,322,627
5.30%, 12/05/43	6,414	5,714,836
5.40%, 06/01/29(a)	8,717	8,938,825
5.55%, 06/01/31(a)	7,639	7,845,643
5.63%, 02/21/53(a)	10,185	9,210,329
5.70%, 06/01/34(a)	9,798	9,953,342
5.88%, 06/01/53(a)	8,928	8,356,448
6.00%, 06/01/44(a)	6,681	6,454,672
6.00%, 06/01/63	5,976	5,557,930
6.05%, 06/01/54(a)	8,286	7,972,647
Eli Lilly & Co.
2.25%, 05/15/50	8,464	4,784,311
2.50%, 09/15/60(a)	7,491	4,088,330
3.38%, 03/15/29	6,170	6,021,581
3.95%, 03/15/49	6,583	5,245,695
4.20%, 08/14/29	11,024	11,063,687
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 02/09/29	$10,403	$10,566,099
4.60%, 08/14/34	5,912	5,811,980
4.70%, 02/27/33(a)	7,637	7,666,628
4.70%, 02/09/34(a)	13,249	13,132,727
4.75%, 02/12/30(a)	7,210	7,387,607
4.88%, 02/27/53	9,963	8,986,933
4.90%, 02/12/32(a)	6,779	6,946,334
4.95%, 02/27/63	3,962	3,554,250
5.00%, 02/09/54	9,149	8,448,721
5.05%, 08/14/54	9,811	9,133,209
5.10%, 02/12/35	11,880	12,081,956
5.10%, 02/09/64	11,245	10,290,269
5.20%, 08/14/64	5,721	5,341,230
5.50%, 02/12/55(a)	10,297	10,318,794
5.60%, 02/12/65	9,040	9,005,044
GlaxoSmithKline Capital Inc.
4.50%, 04/15/30	7,018	7,044,138
4.88%, 04/15/35	8,020	7,942,671
6.38%, 05/15/38	19,105	20,986,850
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	10,723	10,368,576
Johnson & Johnson
1.30%, 09/01/30(a)	16,166	14,012,817
2.10%, 09/01/40	6,932	4,726,312
2.25%, 09/01/50	10,043	5,797,199
2.45%, 09/01/60(a)	9,560	5,253,345
3.40%, 01/15/38	5,916	5,047,960
3.50%, 01/15/48	5,817	4,424,477
3.55%, 03/01/36	6,455	5,778,772
3.63%, 03/03/37	11,452	10,163,033
3.70%, 03/01/46	11,787	9,441,602
3.75%, 03/03/47(a)	9,424	7,486,343
4.38%, 12/05/33(a)	5,507	5,458,967
4.70%, 03/01/30	9,460	9,714,061
4.80%, 06/01/29(a)	9,812	10,101,377
4.85%, 03/01/32(a)	10,945	11,208,260
4.90%, 06/01/31	6,244	6,461,555
4.95%, 06/01/34(a)	6,815	7,009,146
5.00%, 03/01/35	15,830	16,134,610
5.25%, 06/01/54(a)	8,319	8,210,691
5.95%, 08/15/37	5,873	6,435,732
Merck & Co. Inc.
1.45%, 06/24/30	12,296	10,684,519
1.90%, 12/10/28(a)	11,207	10,406,614
2.15%, 12/10/31(a)	15,744	13,674,344
2.35%, 06/24/40	6,358	4,421,885
2.45%, 06/24/50	9,967	5,755,275
2.75%, 12/10/51(a)	15,312	9,324,706
2.90%, 12/10/61	15,112	8,687,180
3.40%, 03/07/29	6,242	6,071,668
3.70%, 02/10/45	14,036	10,927,826
3.90%, 03/07/39	4,685	4,054,266
4.00%, 03/07/49	9,543	7,527,210
4.15%, 05/18/43	9,961	8,373,795
4.30%, 05/17/30(a)	5,443	5,464,461
4.50%, 05/17/33(a)	9,191	9,102,049
4.90%, 05/17/44	6,048	5,601,045
5.00%, 05/17/53(a)	13,355	12,149,177
5.15%, 05/17/63	7,589	6,901,821
Mylan Inc., 5.20%, 04/15/48	5,095	3,768,146

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.
2.20%, 08/14/30	$11,922	$10,772,325
2.75%, 08/14/50(a)	10,506	6,639,613
3.80%, 09/18/29(a)	5,814	5,744,716
4.00%, 09/18/31(a)	5,302	5,191,777
4.00%, 11/20/45	10,771	8,839,546
4.20%, 09/18/34(a)	10,938	10,445,407
4.40%, 05/06/44	12,682	11,142,691
4.70%, 09/18/54(a)	5,273	4,671,083
Pfizer Inc.
1.70%, 05/28/30	8,790	7,710,378
1.75%, 08/18/31(a)	11,410	9,777,780
2.55%, 05/28/40	9,295	6,503,422
2.63%, 04/01/30	11,894	10,964,128
2.70%, 05/28/50(a)	10,107	6,129,410
3.45%, 03/15/29(a)	9,666	9,429,371
3.60%, 09/15/28(a)	5,916	5,845,550
3.90%, 03/15/39	7,778	6,659,266
4.00%, 12/15/36(a)	6,940	6,273,333
4.00%, 03/15/49	7,708	5,971,008
4.13%, 12/15/46	7,914	6,356,739
4.20%, 09/15/48(a)	7,340	5,919,992
4.30%, 06/15/43	6,377	5,404,492
4.40%, 05/15/44(a)	9,287	7,985,220
7.20%, 03/15/39	19,505	22,740,743
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28(a)	5,649	5,687,192
4.65%, 05/19/30	15,731	15,914,411
4.75%, 05/19/33	35,543	35,067,747
5.11%, 05/19/43(a)	22,989	21,503,191
5.30%, 05/19/53(a)	45,237	41,866,653
5.34%, 05/19/63	30,505	27,638,656
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	13,806	12,278,305
3.03%, 07/09/40(a)	13,816	10,129,672
3.18%, 07/09/50	15,636	10,025,142
3.38%, 07/09/60(a)	8,668	5,435,008
5.00%, 11/26/28(a)	12,268	12,491,760
5.30%, 07/05/34	6,821	6,868,869
5.65%, 07/05/44(a)	6,243	6,086,020
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	6,820	5,174,879
Viatris Inc.
2.70%, 06/22/30	8,542	7,395,764
3.85%, 06/22/40(a)	8,118	5,692,304
4.00%, 06/22/50	13,360	8,398,365
Wyeth LLC
5.95%, 04/01/37	16,529	17,404,606
6.50%, 02/01/34	6,347	6,990,589
Zoetis Inc.
2.00%, 05/15/30	8,503	7,541,881
4.70%, 02/01/43(a)	8,770	7,879,470
5.60%, 11/16/32	4,096	4,284,980
		1,949,861,610
Pipelines — 4.0%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	9,645	9,209,056
Cheniere Energy Inc.
4.63%, 10/15/28	8,579	8,483,573
5.65%, 04/15/34	12,781	12,726,556
Cheniere Energy Partners LP
3.25%, 01/31/32	7,817	6,848,482
Security	Par (000)	Value
Pipelines (continued)
4.00%, 03/01/31	$6,491	$5,970,883
4.50%, 10/01/29	7,824	7,665,095
5.75%, 08/15/34	9,187	9,208,697
5.95%, 06/30/33	10,689	10,887,796
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	5,531	5,192,195
Enbridge Inc.
2.50%, 08/01/33	6,404	5,199,286
3.13%, 11/15/29	11,544	10,773,780
3.40%, 08/01/51	8,319	5,372,448
5.30%, 04/05/29	9,578	9,801,347
5.50%, 12/01/46	3,976	3,650,294
5.63%, 04/05/34(a)	8,069	8,147,290
5.70%, 03/08/33(a)	16,573	16,899,607
5.95%, 04/05/54(a)	6,459	6,227,447
6.00%, 11/15/28	4,586	4,796,742
6.20%, 11/15/30(a)	6,394	6,769,905
6.70%, 11/15/53	9,300	9,756,493
Energy Transfer LP
3.75%, 05/15/30(a)	12,810	12,099,664
4.95%, 05/15/28(a)	2,174	2,190,024
4.95%, 06/15/28	6,095	6,151,444
5.00%, 05/15/50	15,183	12,115,436
5.15%, 03/15/45	8,171	6,834,380
5.25%, 04/15/29	10,777	10,906,050
5.25%, 07/01/29(a)	8,513	8,589,787
5.30%, 04/15/47	7,833	6,618,850
5.35%, 05/15/45	6,461	5,531,139
5.40%, 10/01/47	12,262	10,477,631
5.55%, 05/15/34	9,318	9,150,913
5.60%, 09/01/34	10,362	10,223,307
5.70%, 04/01/35	3,797	3,744,825
5.75%, 02/15/33	12,038	12,182,999
5.95%, 05/15/54	12,996	11,781,317
6.00%, 06/15/48	8,831	8,126,800
6.05%, 09/01/54	10,221	9,326,777
6.13%, 12/15/45	7,247	6,831,248
6.20%, 04/01/55	6,213	5,824,376
6.25%, 04/15/49	12,080	11,404,006
6.40%, 12/01/30	10,125	10,760,063
6.50%, 02/01/42	7,858	7,802,178
6.55%, 12/01/33	12,430	13,090,319
Enterprise Products Operating LLC
2.80%, 01/31/30(a)	10,402	9,693,296
3.13%, 07/31/29	7,453	7,104,322
3.20%, 02/15/52	8,715	5,532,673
3.30%, 02/15/53(a)	8,587	5,521,240
3.70%, 01/31/51(a)	5,717	4,021,193
3.95%, 01/31/60(a)	9,055	6,389,218
4.15%, 10/16/28(a)	4,887	4,860,657
4.20%, 01/31/50	9,664	7,444,406
4.25%, 02/15/48	9,540	7,526,652
4.45%, 02/15/43(a)	8,177	6,871,653
4.80%, 02/01/49	9,660	8,190,870
4.85%, 01/31/34(a)	7,055	6,914,093
4.85%, 08/15/42	4,869	4,333,526
4.85%, 03/15/44	10,444	9,239,355
4.90%, 05/15/46	8,331	7,342,164
4.95%, 02/15/35(a)	8,899	8,717,552
5.10%, 02/15/45	9,401	8,528,939
5.35%, 01/31/33	7,555	7,706,336

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.55%, 02/16/55(a)	$11,306	$10,558,586
5.95%, 02/01/41	6,256	6,325,678
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	5,434	4,936,005
6.95%, 01/15/38	8,537	9,208,378
Kinder Morgan Inc.
2.00%, 02/15/31(a)	12,007	10,224,920
3.60%, 02/15/51(a)	8,080	5,324,977
4.80%, 02/01/33	3,881	3,724,074
5.00%, 02/01/29	8,672	8,749,550
5.05%, 02/15/46	5,253	4,470,393
5.15%, 06/01/30	1,815	1,830,841
5.20%, 06/01/33	11,406	11,219,316
5.20%, 03/01/48	5,824	5,001,403
5.30%, 12/01/34	5,397	5,243,864
5.40%, 02/01/34(a)	7,032	6,949,343
5.45%, 08/01/52(a)	3,709	3,298,112
5.55%, 06/01/45(a)	12,573	11,482,099
5.85%, 06/01/35	1,155	1,168,828
5.95%, 08/01/54	5,259	4,987,856
7.75%, 01/15/32	8,145	9,219,416
MPLX LP
2.65%, 08/15/30	10,407	9,308,063
4.50%, 04/15/38	13,783	11,813,994
4.70%, 04/15/48	11,300	8,850,823
4.80%, 02/15/29	5,431	5,432,965
4.95%, 09/01/32(a)	7,226	7,003,175
4.95%, 03/14/52	11,244	9,020,361
5.00%, 03/01/33	5,779	5,569,476
5.20%, 03/01/47	7,795	6,635,310
5.40%, 04/01/35	9,853	9,558,389
5.50%, 06/01/34	11,609	11,399,575
5.50%, 02/15/49	11,265	9,894,114
5.95%, 04/01/55	8,619	7,899,424
ONEOK Inc.
3.10%, 03/15/30	6,526	6,021,418
3.95%, 03/01/50	6,097	4,179,889
4.55%, 07/15/28(a)	3,052	3,049,941
4.75%, 10/15/31(a)	9,205	8,966,922
5.05%, 11/01/34	11,968	11,321,663
5.20%, 07/15/48	6,829	5,735,072
5.65%, 11/01/28	4,398	4,530,823
5.70%, 11/01/54(a)	11,590	10,294,352
5.85%, 11/01/64(a)	6,398	5,680,228
6.05%, 09/01/33	11,080	11,355,410
6.10%, 11/15/32	5,535	5,739,863
6.63%, 09/01/53	13,119	13,063,236
Plains All American Pipeline LP, 5.95%, 06/15/35	7,704	7,711,709
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	4,688	4,436,091
3.80%, 09/15/30(a)	6,218	5,857,717
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	16,472	16,239,898
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29(b)	5,953	5,899,073
5.58%, 10/01/34(b)	10,385	10,032,875
Targa Resources Corp.
4.20%, 02/01/33	3,900	3,554,910
4.95%, 04/15/52	6,470	5,210,792
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/35	$8,874	$8,641,714
5.55%, 08/15/35	11,691	11,402,536
6.13%, 03/15/33(a)	5,253	5,388,673
6.13%, 05/15/55	7,650	7,204,037
6.15%, 03/01/29	6,095	6,346,465
6.50%, 03/30/34	8,198	8,605,104
6.50%, 02/15/53(a)	6,625	6,587,010
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	6,525	5,960,337
4.88%, 02/01/31	8,822	8,567,632
5.50%, 03/01/30	7,768	7,773,532
TransCanada PipeLines Ltd.
4.10%, 04/15/30(a)	16,040	15,471,741
4.25%, 05/15/28	1,472	1,460,009
4.63%, 03/01/34	7,147	6,704,809
5.10%, 03/15/49(a)	6,135	5,470,643
6.10%, 06/01/40	4,432	4,493,136
6.20%, 10/15/37	9,646	9,870,927
7.63%, 01/15/39	7,623	8,737,955
Western Midstream Operating LP
4.05%, 02/01/30	10,806	10,255,831
5.25%, 02/01/50	8,909	7,126,398
5.45%, 11/15/34	5,670	5,385,852
6.15%, 04/01/33	4,908	4,954,542
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	14,776	13,021,511
3.50%, 11/15/30(a)	9,420	8,809,317
4.65%, 08/15/32	5,552	5,341,242
4.85%, 03/01/48	4,540	3,778,241
4.90%, 03/15/29	8,976	9,058,405
5.10%, 09/15/45	8,284	7,240,200
5.15%, 03/15/34	7,436	7,271,231
5.30%, 08/15/28	4,406	4,501,405
5.30%, 08/15/52	7,171	6,345,589
5.60%, 03/15/35	9,316	9,375,471
5.65%, 03/15/33	6,425	6,564,406
5.80%, 11/15/54	6,064	5,755,278
6.30%, 04/15/40(a)	8,150	8,454,204
		1,118,405,223
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34	5,700	5,880,811
Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	8,473	6,587,051
2.00%, 05/18/32(a)	7,536	6,087,603
2.95%, 03/15/34	5,887	4,841,214
3.00%, 05/18/51(a)	7,607	4,520,400
3.38%, 08/15/31	7,077	6,428,661
3.55%, 03/15/52	9,661	6,349,548
American Tower Corp.
1.88%, 10/15/30	13,252	11,399,761
2.10%, 06/15/30	11,875	10,464,828
2.90%, 01/15/30	13,362	12,366,945
2.95%, 01/15/51(a)	4,404	2,736,859
3.10%, 06/15/50(a)	4,401	2,815,515
3.80%, 08/15/29	8,783	8,480,351
5.55%, 07/15/33	5,253	5,373,559
5.65%, 03/15/33(a)	4,785	4,939,555
5.80%, 11/15/28	5,768	6,005,084

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.90%, 11/15/33(a)	$5,814	$6,086,823
Boston Properties LP
2.45%, 10/01/33(a)	8,314	6,499,528
2.55%, 04/01/32	5,488	4,517,637
3.25%, 01/30/31(a)	12,354	11,120,547
3.40%, 06/21/29(a)	6,163	5,777,787
4.50%, 12/01/28	5,114	5,032,189
5.75%, 01/15/35(a)	8,215	8,087,164
6.50%, 01/15/34(a)	6,523	6,836,593
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	8,263	7,936,653
4.13%, 05/15/29	5,805	5,646,194
Crown Castle Inc.
2.10%, 04/01/31	12,921	10,961,765
2.25%, 01/15/31	11,138	9,595,220
2.50%, 07/15/31	7,518	6,476,514
2.90%, 04/01/41	6,255	4,375,770
3.25%, 01/15/51(a)	5,801	3,693,711
3.30%, 07/01/30	8,651	8,001,920
5.10%, 05/01/33	5,138	5,020,874
5.60%, 06/01/29	5,218	5,358,456
5.80%, 03/01/34	6,313	6,450,449
Digital Realty Trust LP, 3.60%, 07/01/29	8,671	8,349,123
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	4,117	4,189,827
Equinix Inc.
2.15%, 07/15/30	10,516	9,272,495
2.50%, 05/15/31	7,942	6,952,821
3.20%, 11/18/29(a)	6,724	6,325,317
3.90%, 04/15/32	10,217	9,522,704
ERP Operating LP, 4.50%, 07/01/44(a)	5,672	4,830,531
Extra Space Storage LP, 5.50%, 07/01/30	6,379	6,551,701
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5,352	4,614,687
5.30%, 01/15/29	3,782	3,783,905
5.63%, 09/15/34	5,045	4,941,730
Healthcare Realty Holdings LP, 2.00%, 03/15/31	9,848	8,309,907
Healthpeak OP LLC
3.00%, 01/15/30	6,461	5,984,243
5.25%, 12/15/32	7,582	7,597,823
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	9,062	8,275,678
Prologis LP
1.25%, 10/15/30(a)	9,804	8,298,403
2.25%, 04/15/30	5,818	5,236,380
4.75%, 06/15/33	3,434	3,369,075
4.88%, 06/15/28(a)	2,522	2,567,378
5.00%, 03/15/34	8,284	8,201,227
5.13%, 01/15/34(a)	7,109	7,109,739
5.25%, 06/15/53(a)	7,338	6,796,972
5.25%, 03/15/54	8,421	7,776,297
Public Storage Operating Co., 5.35%, 08/01/53	8,235	7,792,224
Realty Income Corp.
3.25%, 01/15/31	7,046	6,520,705
5.13%, 02/15/34(a)	8,581	8,525,102
5.63%, 10/13/32(a)	5,930	6,123,387
Simon Property Group LP
2.45%, 09/13/29	11,104	10,207,612
2.65%, 07/15/30	6,601	6,014,621
3.25%, 09/13/49(a)	9,207	6,053,461
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 07/15/50	$4,935	$3,580,564
4.75%, 09/26/34	5,689	5,431,706
Ventas Realty LP, 4.40%, 01/15/29(a)	6,806	6,748,795
VICI Properties LP
4.95%, 02/15/30(a)	5,540	5,510,204
5.13%, 11/15/31	9,974	9,869,351
5.13%, 05/15/32	6,710	6,568,350
5.63%, 04/01/35(a)	2,475	2,445,350
5.63%, 05/15/52	4,430	3,964,575
Welltower OP LLC
2.80%, 06/01/31	6,123	5,506,101
3.10%, 01/15/30(a)	10,933	10,274,716
Weyerhaeuser Co.
4.00%, 11/15/29	8,113	7,893,015
4.00%, 04/15/30	5,625	5,445,674
		500,206,204
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30(a)	9,880	9,595,442
4.75%, 08/01/32(a)	4,120	4,053,505
Costco Wholesale Corp.
1.60%, 04/20/30(a)	13,446	11,914,396
1.75%, 04/20/32(a)	6,236	5,269,897
Dollar General Corp.
3.50%, 04/03/30(a)	7,406	6,949,015
5.45%, 07/05/33(a)	5,428	5,467,967
Dollar Tree Inc., 2.65%, 12/01/31(a)	8,892	7,701,334
Home Depot Inc. (The)
1.38%, 03/15/31	15,687	13,175,078
1.50%, 09/15/28(a)	12,261	11,291,184
1.88%, 09/15/31(a)	13,563	11,594,827
2.38%, 03/15/51	10,919	6,103,470
2.70%, 04/15/30	11,411	10,582,949
2.75%, 09/15/51	8,191	4,964,228
2.95%, 06/15/29(a)	18,137	17,270,470
3.13%, 12/15/49	11,594	7,707,669
3.25%, 04/15/32	6,463	5,911,515
3.30%, 04/15/40	8,813	6,962,014
3.35%, 04/15/50	11,069	7,662,389
3.50%, 09/15/56	4,231	2,904,079
3.63%, 04/15/52	11,525	8,298,976
3.90%, 12/06/28	6,767	6,730,772
3.90%, 06/15/47	8,912	6,930,850
4.20%, 04/01/43	9,248	7,755,050
4.25%, 04/01/46	12,862	10,644,509
4.40%, 03/15/45	9,135	7,754,754
4.50%, 09/15/32(a)	6,575	6,540,160
4.50%, 12/06/48	9,708	8,199,225
4.75%, 06/25/29	9,117	9,302,131
4.85%, 06/25/31(a)	6,452	6,576,862
4.88%, 02/15/44	6,918	6,304,070
4.90%, 04/15/29(a)	5,216	5,352,321
4.95%, 06/25/34	10,209	10,256,299
4.95%, 09/15/52	8,163	7,337,508
5.30%, 06/25/54	11,997	11,338,749
5.88%, 12/16/36	22,080	23,439,845
5.95%, 04/01/41(a)	8,776	9,164,546
Lowe's Companies Inc.
1.70%, 09/15/28	7,287	6,672,135
1.70%, 10/15/30(a)	14,617	12,542,884
2.63%, 04/01/31(a)	13,831	12,330,040

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.80%, 09/15/41	$9,061	$6,133,642
3.00%, 10/15/50(a)	12,950	7,895,552
3.65%, 04/05/29(a)	11,921	11,558,932
3.70%, 04/15/46	10,541	7,634,145
3.75%, 04/01/32	12,291	11,422,657
4.05%, 05/03/47(a)	12,227	9,284,344
4.25%, 04/01/52(a)	10,392	7,908,643
4.45%, 04/01/62	8,459	6,405,656
4.50%, 04/15/30(a)	9,758	9,709,317
5.00%, 04/15/33(a)	8,016	7,978,324
5.15%, 07/01/33(a)	6,183	6,205,992
5.63%, 04/15/53(a)	11,212	10,456,923
5.80%, 09/15/62	6,599	6,211,206
McDonald's Corp.
2.13%, 03/01/30	14,922	13,440,875
2.63%, 09/01/29	9,171	8,570,974
3.60%, 07/01/30	5,241	5,037,184
3.63%, 09/01/49(a)	12,134	8,701,295
4.20%, 04/01/50	5,991	4,714,226
4.45%, 03/01/47	8,829	7,335,009
4.45%, 09/01/48	7,252	5,996,988
4.60%, 09/09/32(a)	5,074	5,048,705
4.70%, 12/09/35	6,222	6,027,986
4.88%, 12/09/45	12,941	11,498,068
4.95%, 03/03/35(a)	4,292	4,255,096
5.15%, 09/09/52(a)	7,459	6,770,977
5.45%, 08/14/53(a)	5,464	5,183,601
6.30%, 10/15/37	5,745	6,253,230
6.30%, 03/01/38	5,773	6,210,076
O'Reilly Automotive Inc., 4.70%, 06/15/32	5,504	5,394,027
Starbucks Corp.
2.25%, 03/12/30(a)	11,541	10,345,032
2.55%, 11/15/30	8,700	7,797,958
3.00%, 02/14/32(a)	5,503	4,897,459
3.50%, 11/15/50(a)	10,288	6,858,045
3.55%, 08/15/29(a)	12,320	11,879,226
4.00%, 11/15/28	5,387	5,311,963
4.45%, 08/15/49	6,796	5,417,125
4.50%, 11/15/48	10,192	8,227,859
Target Corp.
2.35%, 02/15/30(a)	7,654	6,997,994
2.95%, 01/15/52(a)	8,038	5,026,026
3.38%, 04/15/29(a)	11,032	10,714,048
4.00%, 07/01/42(a)	7,195	5,969,549
4.50%, 09/15/32(a)	4,851	4,773,285
4.50%, 09/15/34(a)	7,525	7,212,744
4.80%, 01/15/53(a)	8,247	7,194,258
5.00%, 04/15/35(a)	8,162	8,069,167
Walmart Inc.
2.50%, 09/22/41(a)	9,866	6,912,800
2.65%, 09/22/51(a)	9,358	5,787,822
3.70%, 06/26/28	6,251	6,230,048
4.05%, 06/29/48	12,175	10,004,003
4.10%, 04/15/33(a)	11,253	10,963,885
4.15%, 09/09/32(a)	10,916	10,755,028
4.35%, 04/28/30	5,145	5,205,825
4.50%, 09/09/52	9,532	8,299,486
4.50%, 04/15/53(a)	7,994	6,976,775
4.90%, 04/28/35	7,808	7,902,572
5.25%, 09/01/35(a)	9,232	9,620,960
6.20%, 04/15/38	6,597	7,330,463
Security	Par (000)	Value
Retail (continued)
6.50%, 08/15/37	$8,212	$9,359,942
		781,838,111
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28	9,693	8,922,797
2.10%, 10/01/31	9,840	8,490,529
2.80%, 10/01/41(a)	7,047	5,032,847
2.95%, 10/01/51(a)	6,585	4,168,040
Applied Materials Inc.
1.75%, 06/01/30	7,825	6,896,107
2.75%, 06/01/50(a)	6,210	3,831,125
4.35%, 04/01/47	5,054	4,244,470
Broadcom Inc.
2.45%, 02/15/31(b)	26,608	23,502,032
2.60%, 02/15/33(a)(b)	15,644	13,166,344
3.14%, 11/15/35(b)	26,863	22,207,470
3.19%, 11/15/36(b)	23,311	18,995,588
3.42%, 04/15/33(b)	14,965	13,325,563
3.47%, 04/15/34(b)	24,120	21,169,256
3.50%, 02/15/41(b)	19,470	15,066,569
3.75%, 02/15/51(a)(b)	13,122	9,578,678
4.00%, 04/15/29(b)	11,716	11,475,869
4.11%, 09/15/28(a)	5,466	5,419,402
4.15%, 11/15/30	11,609	11,298,464
4.15%, 04/15/32(a)(b)	9,150	8,687,296
4.30%, 11/15/32	12,914	12,326,634
4.35%, 02/15/30	10,266	10,137,775
4.75%, 04/15/29	7,794	7,860,052
4.80%, 10/15/34	13,238	12,862,491
4.93%, 05/15/37(b)	18,858	18,028,769
5.05%, 07/12/29	11,534	11,749,770
5.05%, 04/15/30	10,329	10,518,069
5.15%, 11/15/31(a)	7,991	8,137,410
5.20%, 04/15/32	11,577	11,763,680
Series ., 4.55%, 02/15/32	8,584	8,415,196
Intel Corp.
1.60%, 08/12/28	5,112	4,635,955
2.00%, 08/12/31	10,243	8,558,897
2.45%, 11/15/29	14,220	12,807,547
2.80%, 08/12/41	5,306	3,415,823
3.05%, 08/12/51	10,590	6,059,038
3.10%, 02/15/60	8,150	4,353,135
3.20%, 08/12/61	5,840	3,172,508
3.25%, 11/15/49	16,337	9,978,890
3.73%, 12/08/47	15,100	10,276,036
3.90%, 03/25/30	10,560	10,072,972
4.00%, 08/05/29	4,461	4,314,540
4.00%, 12/15/32(a)	5,106	4,643,349
4.10%, 05/19/46	9,487	6,836,952
4.10%, 05/11/47	7,527	5,407,782
4.15%, 08/05/32	6,496	5,976,074
4.60%, 03/25/40(a)	4,801	4,070,789
4.75%, 03/25/50(a)	16,055	12,560,607
4.80%, 10/01/41(a)	5,194	4,312,456
4.90%, 07/29/45(a)	5,365	4,391,777
4.90%, 08/05/52	12,215	9,693,179
4.95%, 03/25/60(a)	8,160	6,316,700
5.05%, 08/05/62(a)	4,764	3,730,936
5.13%, 02/10/30(a)	8,923	9,000,677
5.15%, 02/21/34(a)	6,255	6,086,293
5.20%, 02/10/33(a)	15,989	15,676,020

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.60%, 02/21/54(a)	$8,156	$7,182,740
5.63%, 02/10/43(a)	6,783	6,229,187
5.70%, 02/10/53	14,716	13,125,689
5.90%, 02/10/63(a)	9,285	8,366,474
KLA Corp.
3.30%, 03/01/50	6,267	4,252,995
4.10%, 03/15/29(a)	6,062	6,021,176
4.65%, 07/15/32	5,600	5,552,931
4.95%, 07/15/52(a)	11,002	9,858,713
5.25%, 07/15/62	7,393	6,762,811
Lam Research Corp.
1.90%, 06/15/30	10,938	9,700,948
2.88%, 06/15/50(a)	6,421	4,079,013
4.00%, 03/15/29	5,292	5,246,549
4.88%, 03/15/49(a)	5,909	5,268,625
Marvell Technology Inc., 2.95%, 04/15/31(a)	9,791	8,783,733
Microchip Technology Inc.
5.05%, 03/15/29	10,275	10,283,488
5.05%, 02/15/30	6,282	6,249,484
Micron Technology Inc.
2.70%, 04/15/32	5,449	4,614,328
4.66%, 02/15/30	10,164	9,997,555
5.30%, 01/15/31	8,746	8,780,780
5.80%, 01/15/35	5,699	5,662,021
5.88%, 02/09/33	6,977	7,109,733
5.88%, 09/15/33	8,940	9,126,871
6.05%, 11/01/35	4,934	4,997,278
6.75%, 11/01/29	8,299	8,862,931
NVIDIA Corp.
1.55%, 06/15/28	8,089	7,529,500
2.00%, 06/15/31(a)	9,956	8,770,223
2.85%, 04/01/30(a)	15,985	15,064,355
3.50%, 04/01/40(a)	7,878	6,526,472
3.50%, 04/01/50(a)	13,718	10,144,071
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	13,301	11,478,904
2.65%, 02/15/32(a)	10,870	9,156,941
3.25%, 05/11/41	6,492	4,588,111
3.40%, 05/01/30	11,627	10,768,162
4.30%, 06/18/29	6,181	6,041,327
5.00%, 01/15/33(a)	5,553	5,367,400
Qualcomm Inc.
1.30%, 05/20/28	440	405,154
1.65%, 05/20/32	10,180	8,344,542
2.15%, 05/20/30	7,647	6,899,767
3.25%, 05/20/50(a)	6,908	4,648,035
4.30%, 05/20/47	11,123	9,149,191
4.50%, 05/20/52	8,009	6,613,443
4.65%, 05/20/35(a)	7,283	7,158,845
4.80%, 05/20/45	12,482	11,200,720
6.00%, 05/20/53	9,596	9,904,584
Texas Instruments Inc.
1.75%, 05/04/30	5,819	5,147,002
2.25%, 09/04/29	4,182	3,855,240
3.88%, 03/15/39	6,048	5,270,423
4.15%, 05/15/48	13,050	10,580,910
4.90%, 03/14/33	5,198	5,254,957
5.05%, 05/18/63	11,039	9,859,450
5.15%, 02/08/54	7,332	6,796,445
Xilinx Inc., 2.38%, 06/01/30	160	145,385
		886,412,836
Security	Par (000)	Value
Software — 3.5%
Adobe Inc.
2.30%, 02/01/30(a)	$12,674	$11,660,366
4.80%, 04/04/29	4,881	5,009,208
4.95%, 04/04/34(a)	4,878	4,923,282
AppLovin Corp.
5.13%, 12/01/29	2,992	3,016,630
5.38%, 12/01/31	2,817	2,842,527
5.50%, 12/01/34	3,581	3,570,620
Autodesk Inc., 2.40%, 12/15/31	9,355	8,085,002
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	10,402	9,141,372
2.90%, 12/01/29	4,449	4,134,726
Cadence Design Systems Inc.
4.30%, 09/10/29	4,491	4,482,964
4.70%, 09/10/34	7,365	7,215,937
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	9,137	7,912,520
3.10%, 03/01/41	6,758	4,811,087
5.10%, 07/15/32(a)	4,325	4,329,299
Fiserv Inc.
2.65%, 06/01/30(a)	13,367	12,071,793
3.50%, 07/01/29	22,785	21,714,909
4.20%, 10/01/28	6,099	6,040,597
4.40%, 07/01/49	13,864	10,930,550
4.75%, 03/15/30(a)	6,268	6,261,256
5.15%, 08/12/34(a)	9,142	8,976,833
5.45%, 03/15/34	6,421	6,438,776
5.60%, 03/02/33	7,488	7,627,037
5.63%, 08/21/33	6,510	6,627,230
Intuit Inc.
5.13%, 09/15/28	6,687	6,915,780
5.20%, 09/15/33	6,315	6,477,729
5.50%, 09/15/53(a)	7,171	7,006,811
Microsoft Corp.
2.50%, 09/15/50	6,963	4,245,453
2.53%, 06/01/50(a)	49,224	30,274,389
2.68%, 06/01/60	28,694	16,940,008
2.92%, 03/17/52	46,332	30,708,340
3.04%, 03/17/62	15,175	9,732,888
3.45%, 08/08/36	9,715	8,669,180
3.50%, 02/12/35(a)	16,156	14,993,734
3.70%, 08/08/46	14,609	11,777,314
4.10%, 02/06/37	4,745	4,501,180
4.25%, 02/06/47(a)	11,266	10,092,748
4.45%, 11/03/45	9,830	8,935,739
4.50%, 02/06/57	8,100	7,224,487
Oracle Corp.
2.88%, 03/25/31	24,037	21,608,576
2.95%, 04/01/30(a)	20,183	18,652,481
3.60%, 04/01/40	23,119	17,970,507
3.60%, 04/01/50	34,119	23,204,943
3.65%, 03/25/41	14,468	11,037,821
3.80%, 11/15/37	13,682	11,391,500
3.85%, 07/15/36(a)	9,716	8,352,367
3.85%, 04/01/60	27,093	18,138,457
3.90%, 05/15/35	10,531	9,330,564
3.95%, 03/25/51	24,252	17,434,220
4.00%, 07/15/46	22,427	16,787,146
4.00%, 11/15/47	17,867	13,238,504
4.10%, 03/25/61(a)	10,638	7,437,349
4.13%, 05/15/45	15,927	12,319,018

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.20%, 09/27/29	$11,958	$11,783,043
4.30%, 07/08/34	13,088	12,125,651
4.38%, 05/15/55	10,027	7,574,068
4.50%, 05/06/28(a)	96	96,507
4.50%, 07/08/44(a)	8,705	7,146,123
4.65%, 05/06/30(a)	7,173	7,184,607
4.70%, 09/27/34	13,581	12,909,527
4.90%, 02/06/33(a)	11,227	11,030,706
5.25%, 02/03/32	9,145	9,259,116
5.38%, 07/15/40	15,337	14,508,083
5.38%, 09/27/54	13,460	11,929,694
5.50%, 08/03/35	12,054	12,095,001
5.50%, 09/27/64	11,055	9,726,510
5.55%, 02/06/53	18,435	16,804,126
6.00%, 08/03/55(a)	13,320	12,961,303
6.13%, 07/08/39	9,856	10,117,105
6.13%, 08/03/65	8,576	8,312,761
6.15%, 11/09/29	9,561	10,155,122
6.25%, 11/09/32	17,814	18,982,785
6.50%, 04/15/38	10,152	10,822,297
6.90%, 11/09/52	17,970	19,343,194
Paychex Inc.
5.10%, 04/15/30	5,675	5,749,933
5.35%, 04/15/32	5,217	5,292,186
5.60%, 04/15/35	1,984	2,014,769
Roper Technologies Inc.
1.75%, 02/15/31	10,391	8,779,586
4.20%, 09/15/28	9,263	9,179,687
4.90%, 10/15/34	6,926	6,712,962
Salesforce Inc.
1.50%, 07/15/28(a)	4,753	4,398,730
1.95%, 07/15/31(a)	21,351	18,580,349
2.70%, 07/15/41(a)	9,442	6,648,408
2.90%, 07/15/51(a)	15,945	10,126,180
3.05%, 07/15/61(a)	8,486	5,094,334
Synopsys Inc.
4.85%, 04/01/30	17,776	17,962,504
5.00%, 04/01/32	16,458	16,552,922
5.15%, 04/01/35	16,354	16,372,559
5.70%, 04/01/55	14,509	14,011,145
VMware LLC
1.80%, 08/15/28	4,487	4,100,380
2.20%, 08/15/31	12,514	10,627,688
4.70%, 05/15/30	7,558	7,488,369
Workday Inc.
3.70%, 04/01/29(a)	4,646	4,495,376
3.80%, 04/01/32	9,782	9,046,104
		971,325,254
Telecommunications — 6.0%
AT&T Inc.
2.25%, 02/01/32(a)	21,349	18,139,767
2.55%, 12/01/33	25,781	21,261,359
2.75%, 06/01/31(a)	24,184	21,665,166
3.30%, 02/01/52	7,846	5,069,633
3.50%, 06/01/41(a)	19,376	14,840,069
3.50%, 09/15/53(a)	61,171	40,879,081
3.55%, 09/15/55	54,926	36,567,347
3.65%, 06/01/51	23,751	16,605,141
3.65%, 09/15/59	49,524	32,687,974
3.80%, 12/01/57	44,676	30,796,489
3.85%, 06/01/60	12,361	8,390,544
Security	Par (000)	Value
Telecommunications (continued)
4.30%, 02/15/30(a)	$20,262	$20,098,269
4.30%, 12/15/42(a)	11,181	9,282,152
4.35%, 03/01/29	24,580	24,526,797
4.35%, 06/15/45	9,167	7,399,862
4.50%, 05/15/35(a)	16,997	16,008,138
4.50%, 03/09/48	13,728	11,158,069
4.55%, 03/09/49(a)	6,054	4,919,623
4.75%, 05/15/46	14,529	12,337,805
4.85%, 03/01/39(a)	8,131	7,548,512
5.25%, 03/01/37(a)	8,058	7,899,427
5.40%, 02/15/34(a)	18,230	18,599,258
5.65%, 02/15/47	6,658	6,459,318
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48(a)	9,588	7,647,796
5.10%, 05/11/33(a)	6,637	6,563,597
5.55%, 02/15/54(a)	5,671	5,311,067
British Telecommunications PLC, 9.63%, 12/15/30	15,508	18,963,364
Cisco Systems Inc.
4.75%, 02/24/30	5,715	5,840,243
4.85%, 02/26/29(a)	8,247	8,446,505
4.95%, 02/26/31	14,116	14,507,761
4.95%, 02/24/32	8,461	8,621,925
5.05%, 02/26/34	18,398	18,607,029
5.10%, 02/24/35	12,568	12,730,189
5.30%, 02/26/54(a)	16,092	15,373,814
5.35%, 02/26/64	6,483	6,122,797
5.50%, 01/15/40	14,384	14,648,815
5.50%, 02/24/55	8,137	7,995,737
5.90%, 02/15/39	14,484	15,413,673
Corning Inc.
4.38%, 11/15/57(a)	7,091	5,403,655
5.45%, 11/15/79	7,651	6,564,924
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	23,596	27,754,517
Motorola Solutions Inc.
2.30%, 11/15/30	7,632	6,722,111
2.75%, 05/24/31	7,477	6,623,980
4.60%, 05/23/29(a)	6,947	6,945,174
5.40%, 04/15/34	4,915	4,953,280
Orange SA
5.38%, 01/13/42(a)	6,328	6,108,766
5.50%, 02/06/44(a)	4,001	3,900,306
9.00%, 03/01/31	17,499	21,253,127
Rogers Communications Inc.
3.70%, 11/15/49	9,231	6,479,228
3.80%, 03/15/32	10,909	9,960,009
4.30%, 02/15/48	5,754	4,435,381
4.35%, 05/01/49	8,738	6,744,646
4.50%, 03/15/42	8,903	7,432,914
4.55%, 03/15/52(a)	17,161	13,533,942
5.00%, 02/15/29(a)	6,174	6,226,424
5.00%, 03/15/44	8,316	7,243,439
5.30%, 02/15/34(a)	9,684	9,535,426
Sprint Capital Corp.
6.88%, 11/15/28	11,642	12,431,714
8.75%, 03/15/32	13,015	15,613,184
Telefonica Emisiones SA
4.90%, 03/06/48(a)	9,314	7,739,666
5.21%, 03/08/47	18,780	16,378,769
5.52%, 03/01/49(a)	8,390	7,624,180

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.05%, 06/20/36	$16,474	$18,225,573
Telefonica Europe BV, 8.25%, 09/15/30	11,846	13,628,195
TELUS Corp.
3.40%, 05/13/32	5,086	4,546,266
4.60%, 11/16/48	5,215	4,157,135
T-Mobile USA Inc.
2.25%, 11/15/31	10,525	9,036,777
2.55%, 02/15/31	24,645	21,858,267
2.63%, 02/15/29	10,773	10,038,530
2.70%, 03/15/32	5,850	5,079,220
2.88%, 02/15/31	14,068	12,687,859
3.00%, 02/15/41	18,985	13,540,087
3.30%, 02/15/51	22,044	14,406,920
3.38%, 04/15/29	14,441	13,775,139
3.40%, 10/15/52	20,858	13,804,033
3.50%, 04/15/31	24,102	22,421,148
3.60%, 11/15/60	11,507	7,529,907
3.88%, 04/15/30	51,137	49,295,275
4.38%, 04/15/40	13,940	12,123,126
4.50%, 04/15/50	22,240	17,996,717
4.70%, 01/15/35	5,292	5,073,664
4.80%, 07/15/28(a)	4,243	4,285,467
4.85%, 01/15/29(a)	10,135	10,241,226
5.05%, 07/15/33	16,816	16,714,529
5.13%, 05/15/32	8,161	8,244,128
5.15%, 04/15/34(a)	6,422	6,412,779
5.20%, 01/15/33	7,672	7,711,311
5.25%, 06/15/55	7,903	7,084,368
5.30%, 05/15/35	15,642	15,695,979
5.50%, 01/15/55	5,804	5,404,088
5.65%, 01/15/53(a)	12,831	12,237,614
5.75%, 01/15/34	5,471	5,685,278
5.75%, 01/15/54	9,584	9,226,801
5.80%, 09/15/62(a)	6,147	5,918,144
5.88%, 11/15/55(a)	10,244	10,090,274
6.00%, 06/15/54	6,508	6,497,427
Verizon Communications Inc.
1.50%, 09/18/30	10,454	8,948,122
1.68%, 10/30/30	11,977	10,272,765
1.75%, 01/20/31	20,636	17,637,531
2.36%, 03/15/32(a)	39,687	33,841,581
2.55%, 03/21/31	34,495	30,678,073
2.65%, 11/20/40	24,495	17,117,809
2.85%, 09/03/41	7,526	5,248,209
2.88%, 11/20/50(a)	19,835	12,179,307
2.99%, 10/30/56(a)	26,216	15,550,560
3.00%, 11/20/60(a)	14,996	8,675,948
3.15%, 03/22/30(a)	7,689	7,228,909
3.40%, 03/22/41	28,007	21,311,075
3.55%, 03/22/51	33,580	23,678,756
3.70%, 03/22/61	26,332	17,890,861
3.88%, 02/08/29	3,848	3,786,041
3.88%, 03/01/52(a)	7,332	5,393,860
4.00%, 03/22/50	8,969	6,795,445
4.02%, 12/03/29	18,735	18,399,128
4.13%, 08/15/46	9,169	7,229,284
4.27%, 01/15/36	11,510	10,543,319
4.33%, 09/21/28(a)	9,668	9,704,137
4.40%, 11/01/34(a)	17,841	16,820,259
4.50%, 08/10/33	18,181	17,510,719
4.52%, 09/15/48	10,142	8,435,726
Security	Par (000)	Value
Telecommunications (continued)
4.78%, 02/15/35	$1,187	$1,152,317
4.81%, 03/15/39	13,688	12,713,364
4.86%, 08/21/46	19,973	17,552,866
5.01%, 08/21/54	7,656	6,767,678
5.05%, 05/09/33(a)	5,968	6,010,783
5.25%, 04/02/35	13,969	14,022,253
5.25%, 03/16/37	7,459	7,365,627
5.50%, 02/23/54(a)	8,859	8,472,421
6.55%, 09/15/43	7,286	7,884,202
Vodafone Group PLC
4.25%, 09/17/50(a)	11,177	8,448,598
4.38%, 02/19/43(a)	5,686	4,772,015
4.88%, 06/19/49(a)	12,847	10,810,395
5.25%, 05/30/48	10,136	9,175,808
5.75%, 06/28/54(a)	15,435	14,540,355
5.88%, 06/28/64(a)	7,686	7,241,718
6.15%, 02/27/37(a)	9,471	9,991,048
		1,670,014,997
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	6,795	6,462,585
Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,637	5,888,969
3.55%, 02/15/50(a)	5,520	3,982,275
3.90%, 08/01/46	6,546	5,132,247
4.05%, 06/15/48(a)	5,476	4,363,994
4.13%, 06/15/47	5,838	4,735,024
4.15%, 04/01/45	8,492	6,990,508
4.15%, 12/15/48	6,685	5,367,793
4.45%, 03/15/43	8,019	6,976,475
4.45%, 01/15/53(a)	6,880	5,722,051
4.55%, 09/01/44	5,435	4,740,133
4.90%, 04/01/44	7,612	6,960,501
5.20%, 04/15/54(a)	11,522	10,791,549
5.50%, 03/15/55	10,037	9,814,584
5.75%, 05/01/40	6,010	6,193,042
Canadian National Railway Co.
3.85%, 08/05/32	5,665	5,298,103
4.38%, 09/18/34	4,153	3,940,902
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	10,153	8,829,656
3.00%, 12/02/41(a)	8,723	6,250,592
3.10%, 12/02/51	11,163	7,194,997
6.13%	6,309	6,200,233
CSX Corp.
3.80%, 11/01/46	4,930	3,782,858
4.10%, 11/15/32	4,269	4,088,902
4.10%, 03/15/44	5,936	4,872,404
4.25%, 03/15/29	12,498	12,461,261
4.30%, 03/01/48	5,703	4,657,604
4.50%, 11/15/52(a)	7,359	6,142,707
FedEx Corp.
2.40%, 05/15/31(a)	4,386	3,847,576
4.55%, 04/01/46	886	683,228
5.25%, 05/15/50(a)	722	618,665
Norfolk Southern Corp.
3.05%, 05/15/50(a)	6,997	4,498,873
3.16%, 05/15/55	6,419	4,037,679
4.55%, 06/01/53	5,165	4,290,006
5.35%, 08/01/54(a)	8,360	7,870,135

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.38%, 05/20/31	$5,957	$5,317,647
2.40%, 02/05/30	14,273	13,073,212
2.80%, 02/14/32(a)	9,501	8,484,638
2.95%, 03/10/52(a)	7,560	4,762,380
2.97%, 09/16/62	7,197	4,115,283
3.20%, 05/20/41	8,628	6,485,925
3.25%, 02/05/50	10,985	7,483,204
3.50%, 02/14/53	6,846	4,799,266
3.70%, 03/01/29	5,862	5,751,354
3.75%, 02/05/70	5,965	3,995,833
3.80%, 10/01/51	8,475	6,320,319
3.80%, 04/06/71	6,088	4,122,490
3.84%, 03/20/60	15,161	10,756,828
3.95%, 09/10/28(a)	3,530	3,509,468
4.50%, 01/20/33(a)	4,142	4,078,518
5.10%, 02/20/35(a)	9,359	9,414,506
5.60%, 12/01/54	8,726	8,576,426
United Parcel Service Inc.
3.40%, 03/15/29(a)	12,223	11,871,601
3.75%, 11/15/47	6,402	4,785,097
4.25%, 03/15/49(a)	4,584	3,662,571
4.45%, 04/01/30(a)	6,241	6,273,609
4.88%, 03/03/33(a)	5,730	5,754,703
5.05%, 03/03/53(a)	9,747	8,754,372
5.15%, 05/22/34(a)	6,802	6,892,367
5.30%, 04/01/50(a)	7,742	7,233,403
5.50%, 05/22/54(a)	9,651	9,183,354
6.20%, 01/15/38(a)	10,703	11,507,755
Walmart Inc.
1.50%, 09/22/28(a)	15,393	14,242,946
1.80%, 09/22/31(a)	20,103	17,462,744
		405,897,345
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	6,492	4,831,384
Security	Par (000)	Value
Water (continued)
4.45%, 06/01/32	$11,062	$10,753,126
5.25%, 03/01/35	6,006	6,048,949
6.59%, 10/15/37	4,630	5,099,978
		26,733,437
Total Long-Term Investments — 97.7% (Cost: $30,289,386,971)		27,073,378,775
	Shares
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	2,040,558,317	2,041,374,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	239,190,000	239,190,000
Total Short-Term Securities — 8.2% (Cost: $2,279,449,287)		2,280,564,540
Total Investments — 105.9% (Cost: $32,568,836,258)		29,353,943,315
Liabilities in Excess of Other Assets — (5.9)%		(1,643,617,326)
Net Assets — 100.0%		$27,710,325,989

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$27,073,378,775	$—	$27,073,378,775
Short-Term Securities
Money Market Funds	2,280,564,540	—	—	2,280,564,540
	$2,280,564,540	$27,073,378,775	$—	$29,353,943,315

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares 10+ Year Investment Grade Corporate Bond ETF	iShares Core U.S. Aggregate Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,450,961,069	$122,656,498,441	$14,371,435,331	$27,073,378,775
Investments, at value—affiliated(c)	277,325,854	3,197,542,497	3,111,863,643	2,280,564,540
Cash	42,198	—	3,003,132	585,331
Foreign currency, at value(d)	—	123	51,703	—
Receivables:
Investments sold	6,043,258	1,085,277,793	111,739,843	111,023,003
Securities lending income—affiliated	59,665	252,721	1,071,439	403,373
TBA sales commitments	—	260,256,202	—	—
Loans	—	—	53,948	—
Capital shares sold	127,469	66,058,999	3,199,056	4,175,503
Dividends—affiliated	114,621	10,159,163	113,450	1,011,424
Interest—unaffiliated	34,377,173	987,681,153	246,178,032	318,698,616
Total assets	2,769,051,307	128,263,727,092	17,848,709,577	29,789,840,565
LIABILITIES
Bank overdraft	—	11,183,000	—	—
Cash received as collateral for TBA commitments	—	13,940,000	—	—
Collateral on securities loaned, at value	243,720,794	514,992,247	3,085,079,521	2,040,165,303
TBA sales commitments, at value(e)	—	262,308,236	—	—
Payables:
Investments purchased	7,610,676	3,261,636,328	82,174,552	32,870,294
Capital shares redeemed	—	—	572,018	3,185,025
Investment advisory fees	82,437	2,836,910	6,080,765	3,293,954
Total liabilities	251,413,907	4,066,896,721	3,173,906,856	2,079,514,576
Commitments and contingent liabilities
NET ASSETS	$2,517,637,400	$124,196,830,371	$14,674,802,721	$27,710,325,989
NET ASSETS CONSIST OF
Paid-in capital	$3,094,135,412	$133,878,439,840	$17,611,903,643	$33,361,910,666
Accumulated loss	(576,498,012)	(9,681,609,469)	(2,937,100,922)	(5,651,584,677)
NET ASSETS	$2,517,637,400	$124,196,830,371	$14,674,802,721	$27,710,325,989
NET ASSET VALUE
Shares outstanding	51,000,000	1,254,300,000	187,200,000	256,600,000
Net asset value	$49.37	$99.02	$78.39	$107.99
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,902,238,530	$130,661,706,141	$15,287,731,163	$30,289,386,971
(b) Securities loaned, at value	$233,097,607	$498,040,452	$2,982,061,634	$1,961,457,905
(c) Investments, at cost—affiliated	$277,245,580	$3,196,169,750	$3,110,656,653	$2,279,449,287
(d) Foreign currency, at cost	$—	$118	$48,441	$—
(e) Proceeds from TBA sales commitments	$—	$260,256,202	$—	$—

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: June 24, 2025